UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Item 1. Reports to Stockholders.

Semiannual Report

JANUARY 31, 2018

	Investor	Service
Banks UltraSector ProFund	BKPIX	BKPSX
Basic Materials UltraSector ProFund	BMPIX	BMPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Consumer Goods UltraSector ProFund	CNPIX	CNPSX
Consumer Services UltraSector ProFund	CYPIX	CYPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Mobile Telecommunications UltraSector ProFund	WCPIX	WCPSX
NASDAQ-100 ProFund	OTPIX	OTPSX
Oil & Gas UltraSector ProFund	ENPIX	ENPSX
Oil Equipment, Services & Distribution UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short NASDAQ-100 ProFund	SOPIX	SOPSX
Short Oil & Gas ProFund	SNPIX	SNPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNASDAQ-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort NASDAQ-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
25	Expense Examples

Schedules of Portfolio Investments
32	Banks UltraSector ProFund
34	Basic Materials UltraSector ProFund
36	Bear ProFund
37	Biotechnology UltraSector ProFund
39	Bull ProFund
41	Consumer Goods UltraSector ProFund
43	Consumer Services UltraSector ProFund
46	Europe 30 ProFund
47	Falling U.S. Dollar ProFund
48	Financials UltraSector ProFund
53	Health Care UltraSector ProFund
56	Industrials UltraSector ProFund
60	Internet UltraSector ProFund
62	Large-Cap Growth ProFund
67	Large-Cap Value ProFund
73	Mid-Cap ProFund
80	Mid-Cap Growth ProFund
84	Mid-Cap Value ProFund
89	Mobile Telecommunications UltraSector ProFund
90	NASDAQ-100 ProFund
93	Oil & Gas UltraSector ProFund
95	Oil Equipment, Services & Distribution UltraSector ProFund
97	Pharmaceuticals UltraSector ProFund
98	Precious Metals UltraSector ProFund
99	Real Estate UltraSector ProFund
102	Rising Rates Opportunity ProFund
103	Rising Rates Opportunity 10 ProFund
104	Rising U.S. Dollar ProFund
105	Semiconductor UltraSector ProFund
107	Short NASDAQ-100 ProFund
108	Short Oil & Gas ProFund
109	Short Precious Metals ProFund
110	Short Real Estate ProFund
111	Short Small-Cap ProFund
112	Small-Cap ProFund
115	Small-Cap Growth ProFund
120	Small-Cap Value ProFund
127	Technology UltraSector ProFund
130	Telecommunications UltraSector ProFund
131	U.S. Government Plus ProFund
132	UltraBear ProFund
133	UltraBull ProFund
136	UltraChina ProFund
138	UltraDow 30 ProFund
140	UltraEmerging Markets ProFund
142	UltraInternational ProFund
143	UltraJapan ProFund
144	UltraLatin America ProFund
146	UltraMid-Cap ProFund
152	UltraNASDAQ-100 ProFund
155	UltraShort China ProFund
156	UltraShort Dow 30 ProFund
157	UltraShort Emerging Markets ProFund
158	UltraShort International ProFund
159	UltraShort Japan ProFund
160	UltraShort Latin America ProFund
161	UltraShort Mid-Cap ProFund
162	UltraShort NASDAQ-100 ProFund
163	UltraShort Small-Cap ProFund
164	UltraSmall-Cap ProFund
167	Utilities UltraSector ProFund
169	Statements of Assets and Liabilities
183	Statements of Operations
197	Statements of Changes in Net Assets
223	Financial Highlights
255	Notes to Financial Statements
288	Board Approval of Investment Advisory Agreement

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Semiannual Report to shareholders for the six months ended January 31, 2018.

Equity Markets Strong During Period

The first half of 2017 was exceptionally strong for U.S. equities, and that momentum remained unchecked during the August through January reporting period. Supported by solid corporate fundamentals, strong economic data and exceptionally low volatility during the period, markets shrugged off manmade challenges and natural disasters alike. Despite ongoing investigations in Congress, interest rate increases and hurricanes, U.S. equity markets set record highs. The Dow gained 20.8%, the S&P 500® rose 15.4% and the NASDAQ-100 Index® added 18.8%. Mid-cap and small-cap stocks lagged slightly during the period but turned in solid results. They gained 11.8% and 11.2%, respectively, according to the S&P MidCap 400® and the Russell 2000® Index.

Nine of the 10 Dow Jones U.S. Industry Indices saw gains during the period. Technology, industrials and consumer services were the leaders, gaining 21.3%, 18.3% and 17.8%, respectively. Consumer goods, telecommunications and utilities were the worst-performing sectors. Consumer goods and telecommunications gained 7.1% and 4.9%, respectively, while utilities declined 2.3%. Outside of the 10 sectors tracked by the Dow Jones U.S. Industry Indices, precious metals gained 1.4% and real estate declined 0.4%, according to the Dow Jones Precious Metals and Dow Jones U.S. Real Estate Indices.

Synchronized economic growth across developed and emerging markets led international equities to strong results too. Latin American and China, in particular, saw some of the greatest gains in the emerging markets during the six-month period. The MSCI EAFE Index, which covers international developed markets outside North America, rose 12.1%. European stocks gained 11.4%, according to the MSCI Europe Index, and Japan’s Nikkei Index was up 18.1%. The BNY Mellon Emerging Markets 50 ADR Index gained 17%, powered by Latin America and China, with the BNY Mellon Latin America 35 ADR Index up 19.7% and the BNY China Select ADR Index rising 19.6%.

Fixed Income Markets Mixed

Balancing solid economic growth with stubbornly low inflation, Federal Reserve officials raised interest rates in December (the third time in 2017). Between Treasurys and corporate bonds, performance was mixed during the period. The 10-year Treasury was the most off, with returns declining 2.7% according to the Ryan Labs 10-Year Treasury Index. Largely flat were the Ryan Labs 30-Year Treasury Index, which gained 0.5%, and the Markit iBoxx® $ Liquid Investment Grade Index, which returned just 0.8%. High yield bonds gained slightly, up 1.2%, as measured by the Markit iBoxx® $ Liquid High Yield Index. And overall, the Bloomberg Barclays U.S. Aggregate Bond Index® , a broad measure of U.S. fixed income, was down 0.4%.

Significant Asset Flows and Growth

Considering the strong returns from U.S. and international equity markets, and sectors like technology in particular, it’s not surprising that a majority of the period’s flows went into sector-based and international ProFunds. The strong flows, combined with solid equity market appreciation, drove an increase of more than half a billion dollars in ProFunds assets under management during the period.

Thank you for choosing ProFunds. Whatever your view on the market, our extensive lineup of funds provides strategies to help you manage risk and potentially enhance returns. We appreciate the trust and confidence you have placed in us.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	16.3%
Bank of America Corp.	12.6%
Wells Fargo & Co.	11.8%
Citigroup, Inc.	8.4%
U.S. Bancorp	3.7%

Dow Jones U.S. Banks
Index — Composition

% of Index
Diversified Banks	70%
Regional Banks	29%
Thrifts & Mortgage Finance	1%

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
DowDuPont, Inc.	17.9%
Monsanto Co.	5.4%
Praxair, Inc.	4.7%
LyondellBasell Industries N.V.	3.9%
Air Products & Chemicals, Inc.	3.7%

Dow Jones U.S. Basic Materials
Index — Composition

% of Index
Chemicals	82%
Metals & Mining	17%
Paper & Forest Products	1%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(79)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	23%
Financials	15%
Health Care	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	8%
Energy	6%
Materials	3%
Utilities	3%
Real Estate	3%
Telecommunication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	74%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	15.3%
Amgen, Inc.	11.5%
Gilead Sciences, Inc.	9.3%
Celgene Corp.	6.8%
Biogen, Inc.	6.3%

Dow Jones U.S. Biotechnology
Index — Composition

% of Index
Biotechnology	92%
Life Sciences Tools & Services	7%
Pharmaceuticals	1%

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	15%
Swap Agreements	26%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.1%
Microsoft Corp.	1.8%
Alphabet, Inc.	1.7%
Amazon.com, Inc.	1.4%
Facebook, Inc.	1.1%

S&P 500 — Composition

% of Index
Information Technology	23%
Financials	15%
Health Care	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	8%
Energy	6%
Materials	3%
Utilities	3%
Real Estate	3%
Telecommunication Services	2%

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of ther Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	6.8%
The Coca-Cola Co.	5.6%
PepsiCo, Inc.	5.3%
Philip Morris International, Inc.	5.1%
Altria Group, Inc.	4.1%

Dow Jones U.S. Consumer Goods
Index — Composition

% of Index
Food, Beverage & Tobacco	48%
Household & Personal Products	18%
Consumer Durables & Apparel	15%
Automobiles & Components	11%
Software & Services	5%
Capital Goods	2%
Retailing	1%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	11.4%
The Home Depot, Inc.	4.6%
Comcast Corp.	3.8%
The Walt Disney Co.	3.2%
Wal-Mart Stores, Inc.	3.0%

Dow Jones U.S. Consumer Services
Index — Composition

% of Index
Retailing	42%
Media	22%
Consumer Services	16%
Food & Staples Retailing	12%
Transportation	4%
Health Care Equipment & Services	2%
Commercial & Professional Services	2%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	7.4%
HSBC Holdings PLC	5.9%
BP PLC	4.4%
TOTAL S.A.	4.4%
S.A.P. SE	4.3%

ProFunds Europe 30 Index

Industry Breakdown	% of Index
Financials	23%
Energy	22%
Information Technology	15%
Health Care	13%
Materials	9%
Consumer Staples	8%
Telecommunication Services	6%
Utilities	2%
Industrials	2%

Country Composition
United Kingdom	41%
Netherlands	17%
Spain	10%
France	9%
Other	23%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	5.5%
JPMorgan Chase & Co.	5.4%
Bank of America Corp.	4.2%
Wells Fargo & Co.	3.9%
Visa, Inc.	3.0%

Dow Jones U.S. Financials
Index — Composition

% of Index
Banks	33%
Diversified Financials	28%
Real Estate	18%
Insurance	14%
Software & Services	7%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	72%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.4%
UnitedHealth Group, Inc.	5.2%
Pfizer, Inc.	5.0%
AbbVie, Inc.	4.0%
Merck & Co., Inc.	3.7%

Dow Jones U.S. Health Care
Index — Composition

% of Index
Pharmaceuticals	33%
Biotechnology	23%
Health Care Equipment & Supplies	21%
Health Care Providers & Services	18%
Life Sciences Tools & Services	5%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	4.2%
3M Co.	3.2%
General Electric Co.	3.0%
Honeywell International, Inc.	2.6%
Union Pacific Corp.	2.2%

Dow Jones U.S. Industrials
Index — Composition

% of Index
Capital Goods	58%
Software & Services	14%
Transportation	12%
Materials	6%
Technology Hardware & Equipment	5%
Commercial & Professional Services	4%
Pharmaceuticals, Biotechnology	1%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half (1.5x) the daily performance of the Dow Jones Internet Composite Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	7.2%
Amazon.com, Inc.	7.1%
Facebook, Inc.	5.6%
Netflix, Inc.	4.8%
PayPal Holdings, Inc.	3.9%

Dow Jones Internet Composite
Index — Composition

% of Index
Internet Software & Services	46%
Internet & Direct Marketing Retail	22%
Software	12%
Communications Equipment	6%
IT Services	5%
Capital Markets	5%
Diversified Telecommunication	2%
Health Care Technology	2%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	5.9%
Alphabet, Inc.	5.8%
Amazon.com, Inc.	4.5%
Facebook, Inc.	3.6%

S&P 500 Growth Index — Composition

% of Index
Information Technology	40%
Health Care	17%
Consumer Discretionary	16%
Industrials	11%
Financials	5%
Consumer Staples	5%
Real Estate	3%
Materials	2%
Utilities	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.6%
JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	3.2%
Wells Fargo & Co.	2.5%
Chevron Corp.	2.0%

S&P 500 Value Index — Composition

% of Index
Financials	25%
Energy	12%
Consumer Staples	11%
Health Care	10%
Industrials	10%
Consumer Discretionary	9%
Information Technology	7%
Utilities	5%
Materials	4%
Telecommunication Services	4%
Real Estate	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Futures Contracts	4%
Swap Agreements	50%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.5%
Take-Two Interactive Software, Inc.	0.4%
SVB Financial Group	0.3%
MSCI, Inc.	0.3%
Teleflex, Inc.	0.3%

S&P MidCap 400 — Composition

% of Index
Information Technology	18%
Financials	18%
Industrials	15%
Consumer Discretionary	12%
Real Estate	9%
Health Care	8%
Materials	7%
Utilities	5%
Energy	4%
Consumer Staples	4%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	1.6%
SVB Financial Group	1.4%
MSCI, Inc.	1.3%
Teleflex, Inc.	1.3%
Bioverativ, Inc.	1.2%

S&P MidCap 400 Growth
Index — Composition

% of Index
Information Technology	23%
Financials	17%
Industrials	16%
Consumer Discretionary	15%
Health Care	12%
Real Estate	7%
Materials	5%
Consumer Staples	3%
Utilities	2%

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P Mid-Cap 400 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Steel Dynamics, Inc.	1.2%
Reinsurance Group of America, Inc.	1.1%
Leidos Holdings, Inc.	1.1%
Alleghany Corp.	1.0%
Atmos Energy Corp.	1.0%

S&P MidCap 400 Value
Index — Composition

% of Index
Financials	18%
Industrials	15%
Information Technology	11%
Real Estate	10%
Materials	10%
Consumer Discretionary	10%
Utilities	9%
Energy	8%
Consumer Staples	5%
Health Care	4%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	33%
Swap Agreements	118%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
T-Mobile U.S., Inc.	24.6%
Sprint Corp.	4.7%
Telephone & Data Systems, Inc.	3.3%

Dow Jones U.S. Mobile
Telecommunications Index — Composition

% of Index
Wireless Telecommunication Services	100%

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Futures Contracts	14%
Swap Agreements	32%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.9%
Alphabet, Inc.	5.2%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.8%
Facebook, Inc.	3.1%

NASDAQ-100 Index — Composition

% of Index
Information Technology	60%
Consumer Discretionary	22%
Health Care	10%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	75%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	17.6%
Chevron Corp.	11.3%
Schlumberger, Ltd.	4.8%
ConocoPhillips	3.3%
EOG Resources, Inc.	3.2%

Dow Jones U.S. Oil & Gas
Index — Composition

% of Index
Oil, Gas & Consumable Fuels	85%
Energy Equipment & Services	15%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	21.5%
Halliburton Co.	9.9%
Kinder Morgan, Inc.	7.3%
The Williams Cos., Inc.	5.5%
ONEOK, Inc.	5.1%

Dow Jones U.S. Oil Equipment,
Services & Distribution
Index — Composition

% of Index
Energy Equipment & Services	71%
Oil, Gas & Consumable Fuels	27%
Electric Utilities	2%

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	88%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	21.0%
Pfizer, Inc.	12.5%
Merck & Co., Inc.	9.1%
Bristol-Myers Squibb Co.	5.8%
Eli Lilly & Co.	4.5%

Dow Jones U.S. Pharmaceuticals
Index — Composition

% of Index
Pharmaceuticals	100%

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	73%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Newmont Mining Corp.	11.0%
Barrick Gold Corp.	8.5%
Franco-Nevada Corp.	7.2%
Goldcorp, Inc.	6.3%
Agnico Eagle Mines, Ltd.	5.6%

Dow Jones Precious Metals
Index — Composition

% of Index
Gold	88%
Silver	12%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	4.4%
Simon Property Group, Inc.	3.5%
Crown Castle International Corp.	3.2%
Equinix, Inc.	2.5%
Prologis, Inc.	2.4%

Dow Jones U.S. Real Estate
Index — Composition

% of Index
Equity Real Estate Investment Trusts	93%
Mortgage Real Estate Investment Trusts	4%
Real Estate Management & Development	3%

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98)%
Total Exposure	(98)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	16.0%
NVIDIA Corp.	10.5%
Texas Instruments, Inc.	7.7%
Broadcom, Ltd.	7.1%
Qualcomm, Inc.	7.1%

Dow Jones U.S. Semiconductors
Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(24)%
Swap Agreements	(76)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	60%
Consumer Discretionary	22%
Health Care	10%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas
Index — Composition

% of Index
Oil, Gas & Consumable Fuels	85%
Energy Equipment & Services	15%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the dialy performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals
Index — Composition

% of Index
Gold	88%
Silver	12%

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate
Index — Composition

% of Index
Equity Real Estate Investment Trusts	93%
Mortgage Real Estate Investment Trusts	4%
Real Estate Management & Development	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(4)%
Swap Agreements	(97)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Health Care	16%
Industrials	15%
Consumer Discretionary	12%
Real Estate	6%
Materials	5%
Energy	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	23%
Futures Contracts	7%
Swap Agreements	71%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Nektar Therapeutics	0.2%
Bluebird Bio, Inc.	0.1%
Sage Therapeutics, Inc.	0.1%
GrubHub, Inc.	0.1%
EPAM Systems, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Health Care	16%
Industrials	15%
Consumer Discretionary	12%
Real Estate	6%
Materials	5%
Energy	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Nektar Therapeutics	3.2%
Healthcare Services Group, Inc.	1.0%
Chemed Corp.	1.0%
Evercore Partners, Inc.	0.9%
Cantel Medical Corp.	0.9%

S&P SmallCap 600 Growth
Index — Composition

% of Index
Health Care	22%
Industrials	20%
Information Technology	15%
Consumer Discretionary	15%
Financials	13%
Real Estate	5%
Materials	4%
Consumer Staples	3%
Utilities	2%
Telecommunication Services	1%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CACI International, Inc.	0.9%
PDC Energy, Inc.	0.9%
Spire, Inc.	0.8%
Wolverine World Wide, Inc.	0.8%
KapStone Paper & Packaging Corp.	0.8%

S&P SmallCap 600 Value
Index — Composition

% of Index
Financials	20%
Industrials	19%
Consumer Discretionary	16%
Information Technology	13%
Materials	7%
Energy	7%
Health Care	6%
Real Estate	6%
Utilities	3%
Consumer Staples	2%
Telecommunication Services	1%

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.7%
Microsoft Corp.	9.9%
Alphabet, Inc.	9.7%
Facebook, Inc.	6.1%
Intel Corp.	3.1%

Dow Jones U.S. Technology
Index — Composition

% of Index
Software & Services	55%
Technology Hardware & Equipment	25%
Semiconductors & Semiconductor Equipment	19%
Health Care Equipment & Services	1%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	99%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.6%
Verizon Communications, Inc.	23.6%
T-Mobile U.S., Inc.	2.0%
Sprint Corp.	0.4%
Telephone & Data Systems, Inc.	0.3%

Dow Jones U.S. Telecommunications
Index — Composition

% of Index
Diversified Telecommunication	95%
Wireless Telecommunication Services	5%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	36%
Swap Agreements	88%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(185)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	23%
Financials	15%
Health Care	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	8%
Energy	6%
Materials	3%
Utilities	3%
Real Estate	3%
Telecommunication Services	2%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Futures Contracts	11%
Swap Agreements	120%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.5%
Microsoft Corp.	2.1%
Alphabet, Inc.	2.0%
Amazon.com, Inc.	1.7%
Facebook, Inc.	1.3%

S&P 500 — Composition

% of Index
Information Technology	23%
Financials	15%
Health Care	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	8%
Energy	6%
Materials	3%
Utilities	3%
Real Estate	3%
Telecommunication Services	2%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	108%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	10.5%
Baidu, Inc.	6.2%
China Mobile, Ltd.	5.6%
JD.com, Inc.	5.2%
CNOOC, Ltd.	4.1%

BNY Mellon China Select ADR Index

Industry Breakdown	% of Index
Information Technology	43%
Consumer Discretionary	19%
Energy	12%
Telecommunication Services	11%
Financials	5%
Industrials	3%
Health Care	3%
Materials	3%
Utilities	1%

Country Composition
China	91%
Hong Kong	9%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	17%
Swap Agreements	122%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	5.6%
The Goldman Sachs Group, Inc.	4.3%
3M Co.	4.0%
UnitedHealth Group, Inc.	3.8%
The Home Depot, Inc.	3.2%

Dow Jones Industrial
Average — Composition

% of Index
Industrials	25%
Information Technology	17%
Financials	17%
Consumer Discretionary	14%
Health Care	12%
Consumer Staples	6%
Energy	6%
Materials	2%
Telecommunication Services	1%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	15.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	10.9%
Baidu, Inc.	4.4%
China Mobile, Ltd.	3.8%
Itau Unibanco Holding S.A.	3.4%

BNY Mellon Emerging Markets 50 ADR Index

Industry Breakdown	% of Index
Information Technology	43%
Financials	17%
Telecommunication Services	11%
Energy	9%
Materials	9%
Consumer Discretionary	6%
Consumer Staples	4%
Utilities	1%

Country Composition
China	37%
Brazil	18%
Taiwan	15%
India	9%
South Korea	8%
Other	13%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index

Industry Breakdown	% of Index
Financials	24%
Industrials	16%
Consumer Discretionary	13%
Consumer Staples	11%
Health Care	10%
Materials	8%
Information Technology	6%
Energy	5%
Telecommunication Services	4%
Utilities	3%

Country Composition
Japan	24%
United Kingdom	15%
France	11%
Germany	10%
Switzerland	9%
Other	31%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	24%
Consumer Discretionary	21%
Information Technology	17%
Health Care	9%
Consumer Staples	9%
Materials	8%
Telecommunication Services	7%
Financials	3%
Real Estate	2%

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	107%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Itau Unibanco Holding S.A.	12.3%
Vale S.A.	10.7%
Banco Bradesco S.A.	8.8%
Petroleo Brasileiro S.A.	8.8%
Ambev S.A.	7.1%

BNY Mellon Latin America 35 ADR Index

Industry Breakdown	% of Index
Financials	21%
Materials	20%
Energy	20%
Consumer Staples	17%
Telecommunication Services	8%
Utilities	5%
Consumer Discretionary	5%
Industrials	4%

Country Composition
Brazil	63%
Mexico	18%
Chile	13%
Colombia	4%
Peru	1%
Argentina	1%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	7%
Swap Agreements	128%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.7%
Take-Two Interactive Software, Inc.	0.5%
SVB Financial Group	0.5%
MSCI, Inc.	0.5%
Teleflex, Inc.	0.5%

S&P MidCap 400 — Composition

% of Index
Information Technology	18%
Financials	18%
Industrials	15%
Consumer Discretionary	12%
Real Estate	9%
Health Care	8%
Materials	7%
Utilities	5%
Energy	4%
Consumer Staples	4%

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	8%
Swap Agreements	141%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.5%
Alphabet, Inc.	4.8%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.4%
Facebook, Inc.	2.8%

NASDAQ-100 — Composition

% of Index
Information Technology	60%
Consumer Discretionary	22%
Health Care	10%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index

Industry Breakdown	% of Index
Information Technology	43%
Consumer Discretionary	19%
Energy	12%
Telecommunication Services	11%
Financials	5%
Industrials	3%
Health Care	3%
Materials	3%
Utilities	1%

Country Composition
China	91%
Hong Kong	9%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(185)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial
Average — Composition

% of Index
Industrials	25%
Information Technology	17%
Financials	17%
Consumer Discretionary	14%
Health Care	12%
Consumer Staples	6%
Energy	6%
Materials	2%
Telecommunication Services	1%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50
ADR Index

Industry Breakdown	% of Index
Information Technology	43%
Financials	17%
Telecommunication Services	11%
Energy	9%
Materials	9%
Consumer Discretionary	6%
Consumer Staples	4%
Utilities	1%

Country Composition
China	37%
Brazil	18%
Taiwan	15%
India	9%
South Korea	8%
Other	13%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index

Industry Breakdown	% of Index
Financials	24%
Industrials	16%
Consumer Discretionary	13%
Consumer Staples	11%
Health Care	10%
Materials	8%
Information Technology	6%
Energy	5%
Telecommunication Services	4%
Utilities	3%

Country Composition
Japan	24%
United Kingdom	15%
France	11%
Germany	10%
Switzerland	9%
Other	31%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(204)%
Total Exposure	(204)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	24%
Consumer Discretionary	21%
Information Technology	17%
Health Care	9%
Consumer Staples	9%
Materials	8%
Telecommunication Services	7%
Financials	3%
Real Estate	2%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index

Industry Breakdown	% of Index
Financials	21%
Materials	20%
Energy	20%
Consumer Staples	17%
Telecommunication Services	8%
Utilities	5%
Consumer Discretionary	5%
Industrials	4%

Country Composition
Brazil	63%
Mexico	18%
Chile	13%
Colombia	4%
Peru	1%
Argentina	1%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(189)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Information Technology	18%
Financials	18%
Industrials	15%
Consumer Discretionary	12%
Real Estate	9%
Health Care	8%
Materials	7%
Utilities	5%
Energy	4%
Consumer Staples	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	60%
Consumer Discretionary	22%
Health Care	10%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(197)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Information Technology	23%
Financials	15%
Health Care	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	8%
Energy	6%
Materials	3%
Utilities	3%
Real Estate	3%
Telecommunication Services	2%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	40%
Futures Contracts	6%
Swap Agreements	154%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Nektar Therapeutics	0.3%
Bluebird Bio, Inc.	0.2%
Sage Therapeutics, Inc.	0.1%
GrubHub, Inc.	0.1%
EPAM Systems, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Health Care	16%
Industrials	15%
Consumer Discretionary	12%
Real Estate	6%
Materials	5%
Energy	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	7.1%
Duke Energy Corp.	5.2%
Dominion Resources, Inc.	4.9%
The Southern Co.	4.3%
Exelon Corp.	3.5%

Dow Jones U.S. Utilities
Index — Composition

% of Index
Electric Utilities	57%
Multi-Utilities	31%
Gas Utilities	6%
Independent Power & Renewable Energy Traders	3%
Water Utilities	3%

Expense Examples

26 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended January 31, 2018.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information , together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended January 31, 2018.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period*	Ending Account Value 1/31/18	Expenses Paid During Period*
Banks UltraSector ProFund — Investor	1.58%	$1,000.00	$1,335.50	$9.30	$1,017.24	$8.03
Banks UltraSector ProFund — Service	2.58%	1,000.00	1,328.70	15.14	1,012.20	13.09
Basic Materials UltraSector ProFund — Investor	1.67%	1,000.00	1,243.20	9.44	1,016.79	8.49
Basic Materials UltraSector ProFund — Service	2.67%	1,000.00	1,236.80	15.05	1,011.75	13.54
Bear ProFund — Investor	1.57%	1,000.00	867.20	7.39	1,017.29	7.98
Bear ProFund — Service	2.57%	1,000.00	863.10	12.07	1,012.25	13.03
Biotechnology UltraSector ProFund — Investor	1.45%	1,000.00	1,191.10	8.01	1,017.90	7.37
Biotechnology UltraSector ProFund — Service	2.45%	1,000.00	1,185.00	13.49	1,012.85	12.43
Bull ProFund — Investor	1.45%	1,000.00	1,144.10	7.84	1,017.90	7.37
Bull ProFund — Service	2.45%	1,000.00	1,138.40	13.21	1,012.85	12.43
Consumer Goods UltraSector ProFund — Investor	1.84%	1,000.00	1,089.70	9.69	1,015.93	9.35
Consumer Goods UltraSector ProFund — Service	2.84%	1,000.00	1,084.20	14.92	1,010.89	14.39
Consumer Services UltraSector ProFund — Investor	1.59%	1,000.00	1,259.70	9.06	1,017.19	8.08
Consumer Services UltraSector ProFund — Service	2.59%	1,000.00	1,253.30	14.71	1,012.15	13.14
Europe 30 ProFund — Investor	1.72%	1,000.00	1,086.90	9.05	1,016.53	8.74
Europe 30 ProFund — Service	2.72%	1,000.00	1,080.20	14.26	1,011.49	13.79
Falling U.S. Dollar ProFund — Investor	1.78%	1,000.00	1,028.10	9.10	1,016.23	9.05
Falling U.S. Dollar ProFund — Service	2.78%	1,000.00	1,023.80	14.18	1,011.19	14.09

Expense Examples (unaudited) :: 27

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period*	Ending Account Value 1/31/18	Expenses Paid During Period*
Financials UltraSector ProFund — Investor	1.64%	$1,000.00	$1,216.60	$9.16	$1,016.94	$8.34
Financials UltraSector ProFund — Service	2.64%	1,000.00	1,210.80	14.71	1,011.90	13.39
Health Care UltraSector ProFund — Investor	1.54%	1,000.00	1,166.10	8.41	1,017.44	7.83
Health Care UltraSector ProFund — Service	2.54%	1,000.00	1,160.10	13.83	1,012.40	12.88
Industrials UltraSector ProFund — Investor	1.70%	1,000.00	1,265.60	9.71	1,016.64	8.64
Industrials UltraSector ProFund — Service	2.70%	1,000.00	1,259.30	15.38	1,011.59	13.69
Internet UltraSector ProFund — Investor	1.43%	1,000.00	1,351.20	8.47	1,018.00	7.27
Internet UltraSector ProFund — Service	2.43%	1,000.00	1,344.50	14.36	1,012.96	12.33
Large-Cap Growth ProFund — Investor	1.63%	1,000.00	1,164.10	8.89	1,016.99	8.29
Large-Cap Growth ProFund — Service	2.63%	1,000.00	1,158.20	14.31	1,011.95	13.34
Large-Cap Value ProFund — Investor	1.78%	1,000.00	1,120.30	9.51	1,016.23	9.05
Large-Cap Value ProFund — Service	2.78%	1,000.00	1,114.70	14.82	1,011.19	14.09
Mid-Cap ProFund — Investor	1.58%	1,000.00	1,107.90	8.39	1,016.23	9.05
Mid-Cap ProFund — Service	2.58%	1,000.00	1,102.30	13.67	1,011.19	14.09
Mid-Cap Growth ProFund — Investor	1.78%	1,000.00	1,133.20	9.57	1,017.24	8.03
Mid-Cap Growth ProFund — Service	2.78%	1,000.00	1,127.50	14.91	1,012.20	13.09
Mid-Cap Value ProFund — Investor	1.78%	1,000.00	1,082.40	9.34	1,016.23	9.05
Mid-Cap Value ProFund — Service	2.78%	1,000.00	1,076.80	14.55	1,011.19	14.09
Mobile Telecommunications UltraSector ProFund — Investor	1.78%	1,000.00	927.40	8.65	1,016.23	9.05
Mobile Telecommunications UltraSector ProFund — Service	2.78%	1,000.00	922.70	13.47	1,011.19	14.09
NASDAQ-100 ProFund — Investor	1.48%	1,000.00	1,177.10	8.12	1,017.74	7.53
NASDAQ-100 ProFund — Service	2.48%	1,000.00	1,171.30	13.57	1,012.70	12.58
Oil & Gas UltraSector ProFund — Investor	1.60%	1,000.00	1,207.70	8.90	1,017.14	8.13
Oil & Gas UltraSector ProFund — Service	2.60%	1,000.00	1,201.50	14.43	1,012.10	13.19
Oil Equipment, Services & Distribution UltraSector ProFund — Investor	1.77%	1,000.00	1,092.30	9.33	1,016.28	9.00
Oil Equipment, Services & Distribution UltraSector ProFund — Service	2.77%	1,000.00	1,086.40	14.57	1,011.24	14.04
Pharmaceuticals UltraSector ProFund — Investor	1.74%	1,000.00	1,024.50	8.88	1,016.43	8.84
Pharmaceuticals UltraSector ProFund — Service	2.74%	1,000.00	1,019.50	13.95	1,011.39	13.89
Precious Metals UltraSector ProFund — Investor	1.54%	1,000.00	998.70	7.76	1,017.44	7.83
Precious Metals UltraSector ProFund — Service	2.54%	1,000.00	994.00	12.77	1,012.40	12.88
Real Estate UltraSector ProFund — Investor	1.86%	1,000.00	975.90	9.26	1,015.83	9.45
Real Estate UltraSector ProFund — Service	2.86%	1,000.00	971.30	14.21	1,010.79	14.50
Rising Rates Opportunity ProFund — Investor	1.55%	1,000.00	991.00	7.78	1,016.18	9.10
Rising Rates Opportunity ProFund — Service	2.55%	1,000.00	986.30	12.77	1,011.14	14.14

28 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period*	Ending Account Value 1/31/18	Expenses Paid During Period*
Rising Rates Opportunity 10 ProFund — Investor	1.79%	$1,000.00	$1,023.50	$9.13	$1,017.39	$7.88
Rising Rates Opportunity 10 ProFund — Service	2.79%	1,000.00	1,018.30	14.19	1,012.35	12.93
Rising U.S. Dollar ProFund — Investor	1.79%	1,000.00	961.60	8.85	1,016.18	9.10
Rising U.S. Dollar ProFund — Service	2.79%	1,000.00	956.50	13.76	1,011.14	14.14
Semiconductor UltraSector ProFund — Investor	1.45%	1,000.00	1,429.80	8.88	1,017.90	7.37
Semiconductor UltraSector ProFund — Service	2.45%	1,000.00	1,422.60	14.96	1,012.85	12.43
Short NASDAQ-100 ProFund — Investor	1.78%	1,000.00	841.00	8.26	1,016.23	9.05
Short NASDAQ-100 ProFund — Service	2.78%	1,000.00	837.20	12.87	1,011.19	14.09
Short Oil & Gas ProFund — Investor	1.78%	1,000.00	866.30	8.37	1,016.23	9.05
Short Oil & Gas ProFund — Service	2.78%	1,000.00	861.60	13.04	1,011.19	14.09
Short Precious Metals ProFund — Investor	1.78%	1,000.00	966.50	8.82	1,016.23	9.05
Short Precious Metals ProFund — Service	2.78%	1,000.00	961.70	13.75	1,011.19	14.09
Short Real Estate ProFund — Investor	1.78%	1,000.00	1,000.00	8.97	1,016.23	9.05
Short Real Estate ProFund — Service	2.78%	1,000.00	995.00	13.98	1,011.19	14.09
Short Small-Cap ProFund — Investor	1.91%	1,000.00	894.70	9.12	1,015.58	9.70
Short Small-Cap ProFund — Service	2.91%	1,000.00	890.10	13.86	1,010.54	14.75
Small-Cap ProFund — Investor	1.53%	1,000.00	1,099.90	8.10	1,015.88	9.40
Small-Cap ProFund — Service	2.53%	1,000.00	1,094.90	13.36	1,010.84	14.44
Small-Cap Growth ProFund — Investor	1.85%	1,000.00	1,112.40	9.85	1,017.49	7.78
Small-Cap Growth ProFund — Service	2.85%	1,000.00	1,107.00	15.14	1,012.45	12.83
Small-Cap Value ProFund — Investor	1.82%	1,000.00	1,103.70	9.65	1,016.03	9.25
Small-Cap Value ProFund — Service	2.82%	1,000.00	1,098.20	14.91	1,010.99	14.29
Technology UltraSector ProFund — Investor	1.50%	1,000.00	1,312.40	8.74	1,017.64	7.63
Technology UltraSector ProFund — Service	2.50%	1,000.00	1,305.90	14.53	1,012.60	12.68
Telecommunications UltraSector ProFund — Investor	1.95%	1,000.00	1,052.00	10.09	1,015.38	9.91
Telecommunications UltraSector ProFund — Service	2.95%	1,000.00	1,046.80	15.22	1,010.33	14.95
U.S. Government Plus ProFund — Investor	1.39%	1,000.00	994.60	6.99	1,018.20	7.07
U.S. Government Plus ProFund — Service	2.39%	1,000.00	989.40	11.98	1,013.16	12.13
UltraBear ProFund — Investor	1.75%	1,000.00	752.40	7.73	1,016.38	8.89
UltraBear ProFund — Service	2.75%	1,000.00	748.70	12.12	1,011.34	13.94
UltraBull ProFund — Investor	1.41%	1,000.00	1,305.40	8.19	1,018.10	7.17
UltraBull ProFund — Service	2.41%	1,000.00	1,298.90	13.96	1,013.06	12.23
UltraChina ProFund — Investor	1.50%	1,000.00	1,385.30	9.02	1,017.64	7.63
UltraChina ProFund — Service	2.50%	1,000.00	1,377.50	14.98	1,012.60	12.68
UltraDow 30 ProFund — Investor	1.52%	1,000.00	1,428.30	9.30	1,017.54	7.73
UltraDow 30 ProFund — Service	2.52%	1,000.00	1,421.20	15.38	1,012.50	12.78
UltraEmerging Markets ProFund — Investor	1.49%	1,000.00	1,333.00	8.76	1,017.69	7.58
UltraEmerging Markets ProFund — Service	2.49%	1,000.00	1,326.00	14.60	1,012.65	12.63
UltraInternational ProFund — Investor	1.59%	1,000.00	1,209.90	8.86	1,017.19	8.08
UltraInternational ProFund — Service	2.59%	1,000.00	1,204.00	14.39	1,012.15	13.14
UltraJapan ProFund — Investor	1.68%	1,000.00	1,355.30	9.97	1,016.74	8.54
UltraJapan ProFund — Service	2.68%	1,000.00	1,348.20	15.86	1,011.70	13.59

Expense Examples (unaudited) :: 29

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period*	Ending Account Value 1/31/18	Expenses Paid During Period*
UltraLatin America ProFund — Investor	1.52%	$1,000.00	$1,386.60	$9.14	$1,017.54	$7.73
UltraLatin America ProFund — Service	2.52%	1,000.00	1,380.20	15.12	1,012.50	12.78
UltraMid-Cap ProFund — Investor	1.45%	1,000.00	1,222.70	8.12	1,017.90	7.37
UltraMid-Cap ProFund — Service	2.45%	1,000.00	1,217.60	13.69	1,012.85	12.43
UltraNASDAQ-100 ProFund — Investor	1.43%	1,000.00	1,376.30	8.57	1,018.00	7.27
UltraNASDAQ-100 ProFund — Service	2.43%	1,000.00	1,369.40	14.51	1,012.96	12.33
UltraShort China ProFund — Investor	1.78%	1,000.00	667.50	7.48	1,016.23	9.05
UltraShort China ProFund — Service	2.78%	1,000.00	664.30	11.66	1,011.19	14.09
UltraShort Dow 30 ProFund — Investor	1.78%	1,000.00	686.50	7.57	1,016.23	9.05
UltraShort Dow 30 ProFund — Service	2.78%	1,000.00	682.90	11.79	1,011.19	14.09
UltraShort Emerging Markets ProFund — Investor	1.78%	1,000.00	713.40	7.69	1,016.23	9.05
UltraShort Emerging Markets ProFund — Service	2.78%	1,000.00	709.90	11.98	1,011.19	14.09
UltraShort International ProFund — Investor	1.90%	1,000.00	800.30	8.62	1,015.63	9.65
UltraShort International ProFund — Service	2.90%	1,000.00	796.20	13.13	1,010.59	14.70
UltraShort Japan ProFund — Investor	1.78%	1,000.00	705.90	7.65	1,016.23	9.05
UltraShort Japan ProFund — Service	2.78%	1,000.00	702.20	11.93	1,011.19	14.09
UltraShort Latin America ProFund — Investor	1.78%	1,000.00	667.90	7.48	1,016.23	9.05
UltraShort Latin America ProFund — Service	2.78%	1,000.00	664.20	11.66	1,011.19	14.09
UltraShort Mid-Cap ProFund — Investor	1.78%	1,000.00	796.90	8.06	1,016.23	9.05
UltraShort Mid-Cap ProFund — Service	2.78%	1,000.00	793.00	12.56	1,011.19	14.09
UltraShort NASDAQ-100 ProFund — Investor	1.76%	1,000.00	701.80	7.55	1,016.33	8.94
UltraShort NASDAQ-100 ProFund — Service	2.76%	1,000.00	698.70	11.82	1,011.29	13.99
UltraShort Small-Cap ProFund — Investor	1.72%	1,000.00	795.80	7.79	1,016.53	8.74
UltraShort Small-Cap ProFund — Service	2.72%	1,000.00	792.20	12.29	1,011.49	13.79
UltraSmall-Cap ProFund — Investor	1.51%	1,000.00	1,205.80	8.40	1,017.59	7.68
UltraSmall-Cap ProFund — Service	2.51%	1,000.00	1,199.20	13.91	1,012.55	12.73
Utilities UltraSector ProFund — Investor	1.67%	1,000.00	951.70	8.22	1,016.79	8.49
Utilities UltraSector ProFund — Service	2.67%	1,000.00	946.70	13.10	1,011.75	13.54

*  Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

This Page Intentionally Left Blank

Schedules of Portfolio Investments

32 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (75.1%)

	Shares	Value
Associated Banc-Corp. (Banks)	4,641	$114,865
BancorpSouth Bank (Banks)	2,531	84,915
Bank of America Corp. (Banks)	293,612	9,395,584
Bank of Hawaii Corp. (Banks)	1,278	106,930
Bank of the Ozarks, Inc. (Banks)	3,683	183,966
BankUnited, Inc. (Banks)	3,317	136,130
BB&T Corp. (Banks)	23,820	1,314,626
BOK Financial Corp. (Banks)	622	60,141
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	4,102	53,654
Cathay General Bancorp, Inc. (Banks)	2,330	101,914
Chemical Financial Corp. (Banks)	2,210	129,086
CIT Group, Inc. (Banks)	3,928	199,110
Citigroup, Inc. (Banks)	80,115	6,287,425
Citizens Financial Group, Inc. (Banks)	14,887	683,313
Comerica, Inc. (Banks)	5,210	496,096
Commerce Bancshares, Inc. (Banks)	2,778	162,541
Cullen/Frost Bankers, Inc. (Banks)	1,653	175,896
East West Bancorp, Inc. (Banks)	4,476	295,013
F.N.B. Corp. (Banks)	9,806	140,716
Fifth Third Bancorp (Banks)	21,305	705,196
First Citizens BancShares, Inc.—Class A (Banks)	217	92,314
First Financial Bankshares, Inc. (Banks)	2,087	96,941
First Horizon National Corp. (Banks)	9,840	195,431
First Republic Bank (Banks)	4,806	430,377
Fulton Financial Corp. (Banks)	5,241	95,386
Glacier Bancorp, Inc. (Banks)	2,381	93,383
Hancock Holding Co. (Banks)	2,561	137,526
Home BancShares, Inc. (Banks)	4,814	115,584
Huntington Bancshares, Inc. (Banks)	32,630	527,953
IBERIABANK Corp. (Banks)	1,563	132,074
International Bancshares Corp. (Banks)	1,570	65,155
Investors Bancorp, Inc. (Banks)	7,647	104,687
JPMorgan Chase & Co. (Banks)	105,070	12,153,447
KeyCorp (Banks)	32,491	695,307
M&T Bank Corp. (Banks)	4,625	882,358
MB Financial, Inc. (Banks)	2,527	108,105
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	14,814	209,766
PacWest Bancorp (Banks)	3,870	202,904
People’s United Financial, Inc. (Banks)	10,381	204,194
Pinnacle Financial Partners, Inc. (Banks)	2,275	144,008
PNC Financial Services Group, Inc. (Banks)	14,482	2,288,446
Popular, Inc. (Banks)	2,983	121,229
Prosperity Bancshares, Inc. (Banks)	2,168	164,334
Regions Financial Corp. (Banks)	35,037	673,762
Signature Bank* (Banks)	1,558	239,932
Sterling Bancorp (Banks)	6,696	165,726
SunTrust Banks, Inc. (Banks)	14,488	1,024,302
SVB Financial Group* (Banks)	1,534	378,208
Synovus Financial Corp. (Banks)	3,636	183,218
TCF Financial Corp. (Banks)	5,161	110,703
Texas Capital Bancshares, Inc.* (Banks)	1,456	138,029
Trustmark Corp. (Banks)	2,125	67,554
U.S. Bancorp (Banks)	47,821	2,732,492
UMB Financial Corp. (Banks)	1,313	100,024
Umpqua Holdings Corp. (Banks)	6,584	142,544
United Bankshares, Inc. (Banks)	3,271	120,373
Valley National Bancorp (Banks)	7,933	99,718
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,611	93,735
Webster Financial Corp. (Banks)	2,733	154,742
Wells Fargo & Co. (Banks)	134,082	8,819,914
Western Alliance Bancorp* (Banks)	2,858	167,650
Wintrust Financial Corp. (Banks)	1,614	138,643
Zions Bancorp (Banks)	6,072	328,070
TOTAL COMMON STOCKS (Cost $43,383,832)		55,967,365

Repurchase Agreements(a)(b) (21.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $15,986,543	$15,986,000	$15,986,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,986,000)		15,986,000
TOTAL INVESTMENT SECURITIES (Cost $59,369,832)—96.5%		71,953,365
Net other assets (liabilities)—3.5%		2,592,342
NET ASSETS—100.0%		$74,545,707

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $6,074,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	2/23/18	1.97%	$25,945,686	$26,018,424	$64,131
Dow Jones U.S. Banks Index	UBS AG	2/23/18	1.82%	29,767,067	29,838,341	63,101
				$55,712,753	$55,856,765	$127,232

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 33

Banks UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Banks	$55,610,210	74.6%
Thrifts & Mortgage Finance	357,155	0.5%
Other**	18,578,342	24.9%
Total	$74,545,707	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

34 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (73.3%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	17,927	$3,018,369
Albemarle Corp. (Chemicals)	9,158	1,021,941
Alcoa Corp.* (Metals & Mining)	14,216	739,516
Allegheny Technologies, Inc.* (Metals & Mining)	10,498	283,026
Ashland Global Holdings, Inc. (Chemicals)	5,075	368,394
Axalta Coating Systems, Ltd.* (Chemicals)	17,963	565,835
Cabot Corp. (Chemicals)	5,069	342,867
Carpenter Technology Corp. (Metals & Mining)	3,736	192,030
Celanese Corp. (Chemicals)	11,074	1,197,764
CF Industries Holdings, Inc. (Chemicals)	19,265	817,607
Commercial Metals Co. (Metals & Mining)	9,611	231,048
Compass Minerals International, Inc. (Metals & Mining)	2,766	201,641
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,241	72,676
Domtar Corp. (Paper & Forest Products)	5,090	261,422
DowDuPont, Inc. (Chemicals)	192,859	14,576,284
Eastman Chemical Co. (Chemicals)	11,908	1,181,035
Ecolab, Inc. (Chemicals)	21,531	2,964,388
FMC Corp. (Chemicals)	11,036	1,007,918
Freeport-McMoRan, Inc.* (Metals & Mining)	111,068	2,165,827
GCP Applied Technologies, Inc.* (Chemicals)	5,948	198,663
H.B. Fuller Co. (Chemicals)	4,138	214,555
Huntsman Corp. (Chemicals)	17,436	602,763
Ingevity Corp.* (Chemicals)	3,605	261,543
International Flavors & Fragrances, Inc. (Chemicals)	6,456	970,337
KapStone Paper & Packaging Corp. (Paper & Forest Products)	7,295	252,699
LyondellBasell Industries N.V.—Class A (Chemicals)	26,642	3,192,777
Minerals Technologies, Inc. (Chemicals)	2,809	211,096
Monsanto Co. (Chemicals)	36,253	4,415,615
NewMarket Corp. (Chemicals)	866	344,313
Newmont Mining Corp. (Metals & Mining)	44,040	1,784,061
Nucor Corp. (Metals & Mining)	26,183	1,753,214
Olin Corp. (Chemicals)	13,751	512,637
Platform Specialty Products Corp.* (Chemicals)	17,854	209,070
PolyOne Corp. (Chemicals)	6,811	296,006
PPG Industries, Inc. (Chemicals)	21,073	2,501,997
Praxair, Inc. (Chemicals)	23,479	3,791,624
Reliance Steel & Aluminum Co. (Metals & Mining)	5,983	524,051
Royal Gold, Inc. (Metals & Mining)	5,471	486,919
RPM International, Inc. (Chemicals)	11,016	575,035
Sensient Technologies Corp. (Chemicals)	3,643	261,750
Steel Dynamics, Inc. (Metals & Mining)	19,673	893,154
The Chemours Co. (Chemicals)	15,189	784,056
The Mosaic Co. (Chemicals)	28,826	786,950
The Scotts Miracle-Gro Co.—Class A (Chemicals)	3,267	294,912
Trinseo SA (Chemicals)	3,651	301,025
United States Steel Corp. (Metals & Mining)	14,289	534,551
Valvoline, Inc. (Chemicals)	16,588	408,894
W.R. Grace & Co. (Chemicals)	5,535	408,594
Westlake Chemical Corp. (Chemicals)	2,830	318,658
Worthington Industries, Inc. (Metals & Mining)	3,677	171,937
TOTAL COMMON STOCKS (Cost $52,877,503)		59,473,044

Repurchase Agreements(a)(b) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $23,091,784	$23,091,000	$23,091,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,091,000)		23,091,000
TOTAL INVESTMENT SECURITIES (Cost $75,968,503)—101.7%		82,564,044
Net other assets (liabilities)—(1.7)%		(1,348,696)
NET ASSETS—100.0%		$81,215,348

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $6,641,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	2/23/18	1.97%	$29,902,422	$29,766,494	$(148,990)
Dow Jones U.S. Basic Materials Index	UBS AG	2/23/18	1.82%	32,784,235	32,644,059	(153,467)
				$62,686,657	$62,410,553	$(302,457)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 35

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Chemicals	$48,925,272	60.3%
Metals & Mining	9,960,975	12.3%
Oil, Gas & Consumable Fuels	72,676	0.1%
Paper & Forest Products	514,121	0.6%
Other**	21,742,304	26.7%
Total	$81,215,348	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $14,382,488	$14,382,000	$14,382,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,382,000)		14,382,000
TOTAL INVESTMENT SECURITIES (Cost $14,382,000)—98.8%		14,382,000
Net other assets (liabilities)—1.2%		172,630
NET ASSETS—100.0%		$14,554,630

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,670,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	21	3/19/18	$(2,763,453)	$(2,967,037)	$(203,584)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/18	(1.82)%	$(4,569,245)	$(4,521,655)	$47,609
S&P 500	UBS AG	2/27/18	(1.52)%	(7,119,352)	(7,043,280)	75,980
				$(11,688,597)	$(11,564,935)	$123,589

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 37

Common Stocks (76.6%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	433,115	$48,604,166
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	26,655	797,251
Agios Pharmaceuticals, Inc.* (Biotechnology)	11,274	887,940
Alexion Pharmaceuticals, Inc.* (Biotechnology)	60,703	7,243,082
Alkermes PLC* (Biotechnology)	41,783	2,388,734
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	22,180	2,882,956
Amgen, Inc. (Biotechnology)	197,245	36,697,432
Biogen, Inc.* (Biotechnology)	57,444	19,979,598
BioMarin Pharmaceutical, Inc.* (Biotechnology)	47,702	4,304,151
Bio-Techne Corp. (Life Sciences Tools & Services)	10,176	1,427,591
Bioverativ, Inc.* (Biotechnology)	29,398	3,029,758
Bluebird Bio, Inc.* (Biotechnology)	13,318	2,728,858
Celgene Corp.* (Biotechnology)	213,902	21,638,326
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	12,880	1,358,067
Clovis Oncology, Inc.* (Biotechnology)	13,314	805,497
Exact Sciences Corp.* (Biotechnology)	32,541	1,617,613
Exelixis, Inc.* (Biotechnology)	76,363	2,314,563
Gilead Sciences, Inc. (Biotechnology)	354,903	29,740,871
Illumina, Inc.* (Life Sciences Tools & Services)	39,681	9,231,388
Incyte Corp.* (Biotechnology)	47,606	4,298,346
Intercept Pharmaceuticals, Inc.* (Biotechnology)	4,847	300,999
Intrexon Corp.* (Biotechnology)	17,044	221,572
Ionis Pharmaceuticals, Inc.* (Biotechnology)	33,909	1,780,901
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	39,565	4,043,147
Juno Therapeutics, Inc.* (Biotechnology)	23,574	2,022,885
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	5,744	905,369
Myriad Genetics, Inc.* (Biotechnology)	18,809	693,676
Nektar Therapeutics* (Pharmaceuticals)	42,795	3,578,090
Neurocrine Biosciences, Inc.* (Biotechnology)	24,028	2,053,673
OPKO Health, Inc.* (Biotechnology)	98,806	440,675
Portola Pharmaceuticals, Inc.* (Biotechnology)	17,712	908,803
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	13,611	1,239,418
Radius Health, Inc.* (Biotechnology)	11,025	415,202
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	20,916	7,668,851
Seattle Genetics, Inc.* (Biotechnology)	26,210	1,370,783
Syneos Health, Inc.* (Life Sciences Tools & Services)	15,324	587,675
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	10,716	571,699
United Therapeutics Corp.* (Biotechnology)	11,737	1,514,073
Vertex Pharmaceuticals, Inc.* (Biotechnology)	68,722	11,467,640
TOTAL COMMON STOCKS (Cost $106,621,995)		243,761,319

Contingent Right(NM)

Dyax Corp.*+^(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

Repurchase Agreements(b)(c) (22.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $69,983,375	$69,981,000	$69,981,000
TOTAL REPURCHASE AGREEMENTS (Cost $69,981,000)		69,981,000
TOTAL INVESTMENT SECURITIES (Cost $176,602,995)—98.6%		313,824,138
Net other assets (liabilities)—1.4%		4,520,558
NET ASSETS—100.0%		$318,344,696

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2018, this security represented 0.026% of the net assets of the Fund.
^	The Advisor has deemed this security to be illiquid. As of January 31, 2018, this security represented less than 0.026% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $40,977,000.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

38 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	2/23/18	1.97%	$110,880,186	$110,967,054	$36,391
Dow Jones U.S. Biotechnology Index	UBS AG	2/23/18	1.97%	123,250,010	123,151,677	(153,437)
				$234,130,196	$234,118,731	$(117,046)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Biotechnology	$222,377,762	69.9%
Life Sciences Tools & Services	17,887,286	5.6%
Pharmaceuticals	3,578,090	1.1%
Other**	74,501,558	23.4%
Total	$318,344,696	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 39

Common Stocks (59.1%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.4%	1,372	$343,686
Abbott Laboratories (Health Care Equipment & Supplies)	0.3%	3,976	247,148
AbbVie, Inc. (Biotechnology)	0.4%	3,640	408,480
Alphabet, Inc.—Class C* (Internet Software & Services)*	0.9%	700	818,959
Alphabet, Inc.—Class A* (Internet Software & Services)*	0.9%	672	794,452
Altria Group, Inc. (Tobacco)	0.3%	4,340	305,276
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	1.4%	924	1,340,621
Amgen, Inc. (Biotechnology)	0.3%	1,652	307,355
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.1%	11,704	1,959,600
AT&T, Inc. (Diversified Telecommunication Services)	0.6%	14,000	524,299
Bank of America Corp. (Banks)	0.8%	22,120	707,840
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	1.0%	4,396	942,414
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	4,340	544,019
Cisco Systems, Inc. (Communications Equipment)	0.5%	11,284	468,738
Citigroup, Inc. (Banks)	0.5%	6,020	472,450
Comcast Corp.—Class A (Media)	0.5%	10,640	452,520
DowDuPont, Inc. (Chemicals)	0.4%	5,348	404,201
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.9%	9,660	843,319
Facebook, Inc.—Class A* (Internet Software & Services)*	1.1%	5,432	1,015,187
General Electric Co. (Industrial Conglomerates)	0.3%	19,768	319,649
Gilead Sciences, Inc. (Biotechnology)	0.3%	2,968	248,718
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	1,736	277,187
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.6%	10,668	513,557
International Business Machines Corp. (IT Services)	0.3%	1,960	320,852
Johnson & Johnson (Pharmaceuticals)	0.9%	6,132	847,381
JPMorgan Chase & Co. (Banks)	1.0%	7,924	916,569
MasterCard, Inc.—Class A (IT Services)	0.4%	2,128	359,632
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.3%	1,820	311,474
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	3,080	264,541
Merck & Co., Inc. (Pharmaceuticals)	0.4%	6,244	369,957
Microsoft Corp. (Software)	1.8%	17,584	1,670,657
Netflix, Inc.* (Internet & Direct Marketing Retail)*	0.3%	980	264,894
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.4%	1,372	337,238
Oracle Corp. (Software)	0.4%	6,944	358,241
PepsiCo, Inc. (Beverages)	0.4%	3,248	390,734
Pfizer, Inc. (Pharmaceuticals)	0.5%	13,580	503,003
Philip Morris International, Inc. (Tobacco)	0.4%	3,528	378,307
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	2,240	245,661
The Boeing Co. (Aerospace & Defense)	0.5%	1,288	456,429
The Coca-Cola Co. (Beverages)	0.4%	8,736	415,747
The Home Depot, Inc. (Specialty Retail)	0.6%	2,660	534,394
The Procter & Gamble Co. (Household Products)	0.5%	5,824	502,844
The Walt Disney Co. (Media)	0.4%	3,444	374,260
Union Pacific Corp. (Road & Rail)	0.3%	1,792	239,231
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.6%	2,212	523,757
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	9,296	502,635
Visa, Inc.—Class A (IT Services)	0.6%	4,144	514,810
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.4%	3,332	355,190
Wells Fargo & Co. (Banks)	0.7%	10,108	664,904
Other Common Stocks	30.2%	378,477	28,086,456
TOTAL COMMON STOCKS (Cost $25,844,121)			54,969,473

Repurchase Agreements(a)(b) (39.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $36,533,240	$36,532,000	$36,532,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,532,000)		36,532,000
TOTAL INVESTMENT SECURITIES (Cost $62,376,121)—98.4%		91,501,473
Net other assets (liabilities)—1.6%		1,514,383
NET ASSETS—100.0%		$93,015,856

*                      Non-income producing security.

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,059,000.

See accompanying notes to the financial statements.

40 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	99	3/19/18	$13,028,101	$13,987,463	$959,362

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/18	2.02%	$18,206,939	$18,008,017	$(199,194)
S&P 500	UBS AG	2/27/18	1.87%	6,010,841	5,960,592	(50,284)
				$24,217,780	$23,968,609	$(249,478)

(1)              Agreements may be terminated at will by either party without penalty.

(2)              Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Bull ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,515,491	1.6%
Air Freight & Logistics	400,257	0.4%
Airlines	270,668	0.3%
Auto Components	103,150	0.1%
Automobiles	240,171	0.3%
Banks	3,703,723	4.2%
Beverages	1,073,930	1.2%
Biotechnology	1,566,638	1.7%
Building Products	182,231	0.2%
Capital Markets	1,688,882	1.8%
Chemicals	1,195,171	1.3%
Commercial Services & Supplies	166,098	0.2%
Communications Equipment	592,501	0.6%
Construction & Engineering	52,155	0.1%
Construction Materials	73,647	0.1%
Consumer Finance	419,807	0.5%
Containers & Packaging	202,178	0.2%
Distributors	64,389	0.1%
Diversified Consumer Services	12,633	NM
Diversified Financial Services	962,121	1.0%
Diversified Telecommunication Services	1,066,330	1.1%
Electric Utilities	911,531	1.0%
Electrical Equipment	298,614	0.3%
Electronic Equipment, Instruments & Components	226,031	0.2%
Energy Equipment & Services	453,779	0.5%
Equity Real Estate Investment Trusts	1,436,682	1.5%
Food & Staples Retailing	1,013,972	1.1%
Food Products	652,691	0.7%
Health Care Equipment & Supplies	1,544,745	1.7%
Health Care Providers & Services	1,566,574	1.7%
Health Care Technology	50,327	0.1%
Hotels, Restaurants & Leisure	992,702	1.1%
Household Durables	217,514	0.2%
Household Products	818,513	0.9%
Independent Power & Renewable Electricity Producers	35,686	NM
Industrial Conglomerates	1,003,374	1.1%
Insurance	1,411,769	1.5%
Internet & Direct Marketing Retail	1,864,246	2.0%
Internet Software & Services	2,767,144	3.0%
IT Services	2,292,814	2.5%
Leisure Products	36,250	NM
Life Sciences Tools & Services	467,275	0.5%
Machinery	947,549	1.0%
Media	1,510,423	1.6%
Metals & Mining	157,581	0.2%
Multiline Retail	270,467	0.3%
Multi-Utilities	498,667	0.5%
Oil, Gas & Consumable Fuels	2,829,731	3.0%
Personal Products	88,885	0.1%
Pharmaceuticals	2,436,547	2.6%
Professional Services	155,980	0.2%
Real Estate Management & Development	31,983	NM
Road & Rail	501,460	0.5%
Semiconductors & Semiconductor Equipment	2,165,777	2.3%
Software	3,039,676	3.3%
Specialty Retail	1,251,898	1.3%
Technology Hardware, Storage & Peripherals	2,259,118	2.4%
Textiles, Apparel & Luxury Goods	389,719	0.4%
Tobacco	683,583	0.7%
Trading Companies & Distributors	101,094	0.1%
Water Utilities	34,931	NM
Other**	38,046,383	40.9%
Total	$93,015,856	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 41

Common Stocks (72.7%)

	Shares	Value
Activision Blizzard, Inc. (Software)	2,458	$182,211
Adient PLC (Auto Components)	306	19,829
Altria Group, Inc. (Tobacco)	6,205	436,460
Aptiv PLC* (Auto Components)	869	82,450
Archer-Daniels-Midland Co. (Food Products)	1,818	78,083
Autoliv, Inc. (Auto Components)	284	43,228
Avon Products, Inc.* (Personal Products)	1,428	3,484
B&G Foods, Inc.—Class A (Food Products)	220	7,260
BorgWarner, Inc. (Auto Components)	645	36,288
Brown-Forman Corp.—Class A (Beverages)	199	13,731
Brown-Forman Corp.—Class B (Beverages)	637	44,144
Brunswick Corp. (Leisure Products)	286	17,955
Bunge, Ltd. (Food Products)	457	36,300
CalAtlantic Group, Inc. (Household Durables)	245	13,752
Campbell Soup Co. (Food Products)	624	29,047
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	151	18,165
Church & Dwight Co., Inc. (Household Products)	812	39,666
Colgate-Palmolive Co. (Household Products)	2,858	212,178
ConAgra Foods, Inc. (Food Products)	1,333	50,654
Constellation Brands, Inc.—Class A (Beverages)	561	123,123
Cooper Tire & Rubber Co. (Auto Components)	165	6,452
Coty, Inc. (Personal Products)	1,534	30,082
D.R. Horton, Inc. (Household Durables)	1,111	54,495
Dana Holding Corp. (Auto Components)	473	15,604
Darling Ingredients, Inc.* (Food Products)	534	9,900
Dean Foods Co. (Food Products)	298	3,090
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	105	9,000
Delphi Technologies PLC* (Auto Components)	291	16,072
Dr. Pepper Snapple Group, Inc. (Beverages)	591	70,536
Edgewell Personal Care Co.* (Personal Products)	182	10,276
Electronic Arts, Inc.* (Software)	1,001	127,087
Energizer Holdings, Inc. (Household Products)	199	11,586
Flowers Foods, Inc. (Food Products)	596	11,688
Ford Motor Co. (Automobiles)	12,696	139,275
General Mills, Inc. (Food Products)	1,850	108,207
General Motors Co. (Automobiles)	4,162	176,510
Gentex Corp. (Auto Components)	924	21,880
Genuine Parts Co. (Distributors)	479	49,850
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,185	25,738
Harley-Davidson, Inc. (Automobiles)	547	26,508
Hasbro, Inc. (Leisure Products)	369	34,896
Helen of Troy, Ltd.* (Household Durables)	97	9,036
Herbalife, Ltd.* (Personal Products)	203	16,847
Herman Miller, Inc. (Commercial Services & Supplies)	196	7,938
HNI Corp. (Commercial Services & Supplies)	137	5,328
Hormel Foods Corp. (Food Products)	872	29,936
Ingredion, Inc. (Food Products)	230	33,037
Kellogg Co. (Food Products)	808	55,033
Kimberly-Clark Corp. (Household Products)	1,149	134,433
Lamb Weston Holding, Inc. (Food Products)	477	27,952
Lancaster Colony Corp. (Food Products)	70	8,988
Lear Corp. (Auto Components)	223	43,070
Leggett & Platt, Inc. (Household Durables)	426	19,813
Lennar Corp.—B Shares (Household Durables)	50	2,532
Lennar Corp.—Class A (Household Durables)	668	41,857
Leucadia National Corp. (Diversified Financial Services)	1,021	27,638
LKQ Corp.* (Distributors)	1,005	42,240
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	314	24,558
Mattel, Inc. (Leisure Products)	1,120	17,741
McCormick & Co., Inc. (Food Products)	392	42,638
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	498	32,868
Mohawk Industries, Inc.* (Household Durables)	208	58,459
Molson Coors Brewing Co.—Class B (Beverages)	597	50,160
Mondelez International, Inc.—Class A (Food Products)	4,862	215,873
Monster Beverage Corp.* (Beverages)	1,336	91,155
Newell Rubbermaid, Inc. (Household Durables)	1,598	42,251
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,271	291,368
Nu Skin Enterprises, Inc.—Class A (Personal Products)	159	11,423
NVR, Inc.* (Household Durables)	12	38,138
PepsiCo, Inc. (Beverages)	4,631	557,109
Philip Morris International, Inc. (Tobacco)	5,054	541,940
Pinnacle Foods, Inc. (Food Products)	388	24,033
Polaris Industries, Inc. (Leisure Products)	190	21,472
Pool Corp. (Distributors)	134	18,122
Post Holdings, Inc.* (Food Products)	218	16,496
PulteGroup, Inc. (Household Durables)	876	27,883
PVH Corp. (Textiles, Apparel & Luxury Goods)	250	38,770
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	180	20,576
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	433	17,835
Snap-on, Inc. (Machinery)	186	31,864
Snyder’s-Lance, Inc. (Food Products)	279	13,944
Spectrum Brands Holdings, Inc. (Household Products)	84	9,951
Stanley Black & Decker, Inc. (Machinery)	503	83,614
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	172	7,946
Take-Two Interactive Software, Inc.* (Software)	371	46,995
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	926	43,559
Tempur Sealy International, Inc.* (Household Durables)	147	8,767
Tenneco, Inc. (Auto Components)	166	9,630
Tesla Motors, Inc.* (Automobiles)	429	151,999
The Clorox Co. (Household Products)	416	58,943
The Coca-Cola Co. (Beverages)	12,475	593,686
The Estee Lauder Cos., Inc.—Class A (Personal Products)	728	98,250
The Goodyear Tire & Rubber Co. (Auto Components)	799	27,821
The Hain Celestial Group, Inc.* (Food Products)	335	12,777
The Hershey Co. (Food Products)	459	50,641

See accompanying notes to the financial statements.

42 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
The JM Smucker Co.—Class A (Food Products)	370	$46,949
The Kraft Heinz Co. (Food Products)	1,944	152,390
The Middleby Corp.* (Machinery)	182	24,799
The Procter & Gamble Co. (Household Products)	8,293	716,018
Thor Industries, Inc. (Automobiles)	157	21,456
Toll Brothers, Inc. (Household Durables)	481	22,405
TreeHouse Foods, Inc.* (Food Products)	186	8,772
Tupperware Brands Corp. (Household Durables)	164	9,473
Tyson Foods, Inc.—Class A (Food Products)	964	73,370
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	598	8,288
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	596	7,659
US Foods Holding Corp.* (Food & Staples Retailing)	469	15,069
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,064	86,333
Visteon Corp.* (Auto Components)	102	13,268
WABCO Holdings, Inc.* (Machinery)	162	25,011
Whirlpool Corp. (Household Durables)	230	41,727
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	315	10,341
TOTAL COMMON STOCKS (Cost $4,551,754)		7,687,001

Repurchase Agreements(a)(b) (26.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $2,848,097	$2,848,000	$2,848,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,848,000)		2,848,000
TOTAL INVESTMENT SECURITIES (Cost $7,399,754)—99.6%		10,535,001
Net other assets (liabilities)—0.4%		43,685
NET ASSETS—100.0%		$10,578,686

*                      Non-income producing security.

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,564,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	2/23/18	1.97%	$4,082,725	$4,036,539	$(45,801)
Dow Jones U.S. Consumer Goods Index	UBS AG	2/23/18	1.82%	4,211,156	4,160,321	(50,274)
				$8,293,881	$8,196,860	$(96,075)

(1)              Agreements may be terminated at will by either party without penalty.

(2)              Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Auto Components	$335,592	3.2%
Automobiles	515,748	4.9%
Beverages	1,543,644	14.6%
Commercial Services & Supplies	13,266	0.1%
Distributors	110,212	1.0%
Diversified Financial Services	27,638	0.3%
Food & Staples Retailing	15,069	0.1%
Food Products	1,147,058	10.8%
Household Durables	390,588	3.7%
Household Products	1,182,775	11.2%
Leisure Products	92,064	0.9%
Machinery	165,288	1.6%
Personal Products	170,362	1.6%
Software	356,293	3.4%
Textiles, Apparel & Luxury Goods	643,004	6.1%
Tobacco	978,400	9.2%
Other**	2,891,685	27.3%
Total	$10,578,686	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 43

Common Stocks (71.7%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	839	$34,307
Acxiom Corp.* (IT Services)	1,106	29,939
Adtalem Global Education, Inc.* (Diversified Consumer Services)	821	37,766
Advance Auto Parts, Inc. (Specialty Retail)	1,049	122,723
Alaska Air Group, Inc. (Airlines)	1,661	109,178
Allegiant Travel Co. (Airlines)	134	21,340
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5,571	8,082,907
AMC Networks, Inc.*—Class A (Media)	711	36,680
American Airlines Group, Inc. (Airlines)	5,935	322,389
American Eagle Outfitters, Inc. (Specialty Retail)	2,316	41,688
AmerisourceBergen Corp. (Health Care Providers & Services)	2,244	223,659
Aramark (Hotels, Restaurants & Leisure)	3,398	155,662
AutoNation, Inc.* (Specialty Retail)	807	48,598
AutoZone, Inc.* (Specialty Retail)	380	290,867
Avis Budget Group, Inc.* (Road & Rail)	1,025	46,084
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	896	54,208
Bed Bath & Beyond, Inc. (Specialty Retail)	1,963	45,306
Best Buy Co., Inc. (Specialty Retail)	3,496	255,418
Big Lots, Inc. (Multiline Retail)	626	38,048
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,235	27,207
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	739	72,570
Brinker International, Inc. (Hotels, Restaurants & Leisure)	668	24,275
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	252	39,564
Burlington Stores, Inc.* (Specialty Retail)	903	109,904
Cable One, Inc. (Media)	50	35,302
Cardinal Health, Inc. (Health Care Providers & Services)	4,314	309,702
CarMax, Inc.* (Specialty Retail)	2,554	182,279
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	5,656	405,026
Casey’s General Stores, Inc. (Food & Staples Retailing)	495	59,949
CBS Corp. (Media)	80	4,610
CBS Corp.—Class B (Media)	4,999	287,992
Charter Communications, Inc.*—Class A (Media)	2,678	1,010,276
Chemed Corp. (Health Care Providers & Services)	257	66,966
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	352	114,316
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	474	38,939
Cinemark Holdings, Inc. (Media)	1,479	54,427
Comcast Corp.—Class A (Media)	62,572	2,661,186
Copart, Inc.* (Commercial Services & Supplies)	2,755	121,413
Costco Wholesale Corp. (Food & Staples Retailing)	6,054	1,179,743
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	343	60,533
CVS Health Corp. (Food & Staples Retailing)	14,026	1,103,706
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,754	168,121
Delta Air Lines, Inc. (Airlines)	9,086	515,812
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,143	35,959
Dillard’s, Inc.—Class A (Multiline Retail)	311	21,011
Discovery Communications, Inc.*—Class A (Media)	2,165	54,277
Discovery Communications, Inc.*—Class C (Media)	2,777	66,259
Dish Network Corp.*—Class A (Media)	3,128	146,703
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	808	51,987
Dollar General Corp. (Multiline Retail)	3,563	367,417
Dollar Tree, Inc.* (Multiline Retail)	3,312	380,880
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	640	138,784
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,225	79,196
Expedia, Inc. (Internet & Direct Marketing Retail)	1,660	212,497
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	2,661	53,832
Five Below, Inc.* (Specialty Retail)	763	49,542
Foot Locker, Inc. (Specialty Retail)	1,757	86,357
GameStop Corp.—Class A (Specialty Retail)	1,428	24,005
Graham Holdings Co.—Class B (Diversified Consumer Services)	50	29,723
Grand Canyon Education, Inc.* (Diversified Consumer Services)	687	63,884
Groupon, Inc.* (Internet & Direct Marketing Retail)	5,448	28,820
H & R Block, Inc. (Diversified Consumer Services)	2,926	77,656
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	861	38,719
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,767	236,994
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	665	54,065
IHS Markit, Ltd.* (Professional Services)	5,007	238,984
J.C. Penney Co., Inc.* (Multiline Retail)	4,276	15,864
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	401	36,487
JetBlue Airways Corp.* (Airlines)	4,464	93,119
John Wiley & Sons, Inc.—Class A (Media)	649	41,147
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,878	102,426
Kohl’s Corp. (Multiline Retail)	2,321	150,331
L Brands, Inc. (Specialty Retail)	3,417	171,158
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	5,010	388,375
Liberty Broadband Corp.*—Class A (Media)	368	34,828
Liberty Broadband Corp.*—Class C (Media)	2,154	205,815
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	755	35,402
Liberty Global PLC*—Class A (Media)	3,055	114,196
Liberty Global PLC*—Class C (Media)	8,267	295,628
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	6,544	183,821
Liberty Latin America, Ltd.* (Media)	1,572	35,637

See accompanying notes to the financial statements.

44 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Liberty Latin America, Ltd.* (Media)	693	$15,558
Liberty Media Group*—Class A (Media)	360	12,845
Liberty Media Group*—Class C (Media)	2,758	103,949
Liberty SiriusXM Group*—Class A (Media)	1,159	52,167
Liberty SiriusXM Group*—Class C (Media)	2,334	104,587
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	1,128	66,473
Lions Gate Entertainment Corp.*—Class A (Media)	860	29,102
Lions Gate Entertainment Corp.*—Class B (Media)	1,530	48,960
Lithia Motors, Inc.—Class A (Specialty Retail)	343	42,861
Live Nation Entertainment, Inc.* (Media)	1,864	83,992
Lowe’s Cos., Inc. (Specialty Retail)	11,495	1,203,870
Macy’s, Inc. (Multiline Retail)	4,207	109,172
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	4,224	622,386
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	338	51,488
McDonald’s Corp. (Hotels, Restaurants & Leisure)	11,028	1,887,331
McKesson Corp. (Health Care Providers & Services)	2,920	493,131
Meredith Corp. (Media)	509	33,665
MGM Resorts International (Hotels, Restaurants & Leisure)	7,088	258,358
Murphy USA, Inc.* (Specialty Retail)	432	36,854
Netflix, Inc.* (Internet & Direct Marketing Retail)	6,008	1,623,962
News Corp.—Class A (Media)	5,304	90,751
News Corp.—Class B (Media)	1,648	28,758
Nexstar Broadcasting Group, Inc.—Class A (Media)	660	49,566
Nielsen Holdings PLC (Professional Services)	4,616	172,685
Nordstrom, Inc. (Multiline Retail)	1,592	78,502
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,424	147,234
Office Depot, Inc. (Specialty Retail)	7,145	23,221
Omnicom Group, Inc. (Media)	3,156	241,907
O’Reilly Automotive, Inc.* (Specialty Retail)	1,168	309,158
Regal Entertainment Group—Class A (Media)	1,557	35,624
Rite Aid Corp.* (Food & Staples Retailing)	14,743	32,140
Rollins, Inc. (Commercial Services & Supplies)	1,285	63,402
Ross Stores, Inc. (Specialty Retail)	5,332	439,303
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	2,349	313,709
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,805	29,981
Scripps Networks Interactive, Inc.—Class A (Media)	1,286	113,155
Service Corp. International (Diversified Consumer Services)	2,609	104,281
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,875	98,850
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	437	29,782
Signet Jewelers, Ltd. (Specialty Retail)	819	43,325
Sinclair Broadcast Group, Inc.—Class A (Media)	1,072	39,771
Sirius XM Holdings, Inc. (Media)	20,387	124,565
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,092	73,776
Sotheby’s*—Class A (Diversified Consumer Services)	485	25,589
Southwest Airlines Co. (Airlines)	7,564	459,891
Spirit Airlines, Inc.* (Airlines)	1,001	42,162
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,755	49,017
Starbucks Corp. (Hotels, Restaurants & Leisure)	19,702	1,119,270
Sysco Corp. (Food & Staples Retailing)	6,593	414,502
Target Corp. (Multiline Retail)	7,539	567,083
TEGNA, Inc. (Media)	2,991	43,280
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	872	51,204
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	628	30,891
The Dun & Bradstreet Corp. (Professional Services)	482	59,638
The Gap, Inc. (Specialty Retail)	3,019	100,352
The Home Depot, Inc. (Specialty Retail)	16,198	3,254,177
The Interpublic Group of Cos., Inc. (Media)	5,364	117,418
The Kroger Co. (Food & Staples Retailing)	12,274	372,639
The Madison Square Garden Co.*—Class A (Media)	263	56,766
The New York Times Co.—Class A (Media)	1,778	41,339
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	694	1,326,963
The TJX Cos., Inc. (Specialty Retail)	8,789	705,931
The Walt Disney Co. (Media)	20,639	2,242,839
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,546	41,194
Tiffany & Co. (Specialty Retail)	1,437	153,256
Time Warner, Inc. (Media)	10,743	1,024,344
Tractor Supply Co. (Specialty Retail)	1,774	135,268
Tribune Media Co.—Class A (Media)	1,034	44,038
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	1,505	52,178
Twenty-First Century Fox, Inc.—Class A (Media)	14,551	536,932
Twenty-First Century Fox, Inc.—Class B (Media)	6,077	221,750
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	797	177,014
United Continental Holdings, Inc.* (Airlines)	3,470	235,335
United Natural Foods, Inc.* (Food & Staples Retailing)	716	34,082
Urban Outfitters, Inc.* (Specialty Retail)	1,115	38,033
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	518	113,214
Viacom, Inc.—Class A (Media)	90	3,506
Viacom, Inc.—Class B (Media)	4,895	163,591
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	12,046	906,582
Wal-Mart Stores, Inc. (Food & Staples Retailing)	20,227	2,156,198
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	620	57,046
Williams-Sonoma, Inc. (Specialty Retail)	1,090	55,841
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,429	177,382
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,116	184,798

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 45

Common Stocks, continued

	Shares	Value
Yelp, Inc.* (Internet Software & Services)	1,074	$47,063
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	4,639	392,413
TOTAL COMMON STOCKS (Cost $32,743,034)		50,688,536

Repurchase Agreements(a)(b) (27.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $19,369,657	$19,369,000	$19,369,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,369,000)		19,369,000
TOTAL INVESTMENT SECURITIES (Cost $52,112,034)—99.1%		70,057,536
Net other assets (liabilities)—0.9%		669,993
NET ASSETS—100.0%		$70,727,529

*                      Non-income producing security.

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $7,498,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	2/23/18	1.97%	$27,252,901	$27,229,048	$(34,948)
Dow Jones U.S. Consumer Services Index	UBS AG	2/23/18	1.82%	28,191,573	28,170,023	(32,410)
				$55,444,474	$55,399,071	$(67,358)

(1)              Agreements may be terminated at will by either party without penalty.

(2)              Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Airlines	$1,799,226	2.5%
Commercial Services & Supplies	287,241	0.4%
Diversified Consumer Services	510,319	0.7%
Electronic Equipment, Instruments & Components	51,987	0.1%
Food & Staples Retailing	6,308,558	8.9%
Health Care Providers & Services	1,093,458	1.5%
Hotels, Restaurants & Leisure	7,524,743	10.6%
Internet & Direct Marketing Retail	11,699,851	16.5%
Internet Software & Services	47,063	0.1%
IT Services	29,939	NM
Media	10,789,688	15.4%
Multiline Retail	1,728,308	2.4%
Professional Services	471,307	0.7%
Road & Rail	46,084	0.1%
Specialty Retail	8,246,556	11.7%
Trading Companies & Distributors	54,208	0.1%
Other**	20,038,993	28.3%
Total	$70,727,529	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

46 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (100.4%)

	Shares	Value
ArcelorMittal*NYS (Metals & Mining)	15,696	$571,177
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	3,924	796,415
AstraZeneca PLCADR (Pharmaceuticals)	21,800	764,308
Banco Bilbao VizcayaADR (Banks)	70,414	661,187
Banco Santander S.A.ADR (Banks)	123,606	915,921
Barclays PLCADR (Banks)	52,756	599,836
BP PLCADR (Oil, Gas & Consumable Fuels)	22,890	979,463
British American Tobacco PLCADR (Tobacco)	13,734	935,285
CRH PLCADR (Construction Materials)	13,734	513,514
Criteo S.A.*ADR (Internet Software & Services)	11,772	280,291
EricssonADR (Communications Equipment)	70,414	453,466
GlaxoSmithKline PLCADR (Pharmaceuticals)	20,492	768,655
HSBC Holdings PLCADR (Banks)	24,198	1,304,514
ING Groep N.V.ADR (Banks)	36,406	717,198
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	13,080	533,141
Lloyds Banking Group PLCADR (Banks)	176,798	712,496
National Grid PLCADR (Multi-Utilities)	8,720	502,970
Nokia Corp.ADR (Communications Equipment)	98,972	476,055
Rio Tinto PLCADR (Metals & Mining)	15,042	844,007
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	23,326	1,638,418
Ryanair Holdings PLC*ADR (Airlines)	3,924	481,514
S.A.P. SEADR (Software)	8,284	938,163
SanofiADR (Pharmaceuticals)	18,966	833,176
Statoil ASAADR (Oil, Gas & Consumable Fuels)	31,610	740,938
Telefonica S.A.ADR (Diversified Telecommunication Services)	57,116	584,868
Tenaris S.A.ADR (Energy Equipment & Services)	14,388	503,580
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	16,568	961,939
Trivago N.V.*ADR (Internet Software & Services)	54,500	444,175
Unilever N.V.NYS (Personal Products)	16,132	927,429
Vodafone Group PLCADR (Wireless Telecommunication Services)	22,890	737,516
TOTAL COMMON STOCKS (Cost $17,764,349)		22,121,615
TOTAL INVESTMENT SECURITIES (Cost $17,764,349)—100.4%		22,121,615
Net other assets (liabilities)—(0.4)%		(91,735)
NET ASSETS—100.0%		$22,029,880

*	Non-income producing security.
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Airlines	$481,514	2.2%
Banks	4,911,152	22.4%
Communications Equipment	929,521	4.2%
Construction Materials	513,514	2.3%
Diversified Telecommunication Services	584,868	2.7%
Energy Equipment & Services	503,580	2.3%
Industrial Conglomerates	533,141	2.4%
Internet Software & Services	724,466	3.3%
Metals & Mining	1,415,184	6.4%
Multi-Utilities	502,970	2.3%
Oil, Gas & Consumable Fuels	4,320,758	19.6%
Personal Products	927,429	4.2%
Pharmaceuticals	2,366,139	10.7%
Semiconductors & Semiconductor Equipment	796,415	3.6%
Software	938,163	4.3%
Tobacco	935,285	4.2%
Wireless Telecommunication Services	737,516	3.3%
Other**	(91,735)	(0.4)%
Total	$22,029,880	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2018:

	Value	% of Net Assets
Finland	$476,055	2.2%
France	2,075,406	9.4%
Germany	1,382,338	6.3%
Ireland	995,028	4.5%
Luxembourg	1,074,757	4.9%
Netherlands	3,685,172	16.7%
Norway	740,938	3.4%
Spain	2,161,976	9.8%
Sweden	453,466	2.1%
United Kingdom	9,076,479	41.1%
Other**	(91,735)	(0.4)%
Total	$22,029,880	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 47

Repurchase Agreements(a)(b) (96.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%–1.27%, dated 1/31/18, due 2/1/18, total to be received $2,177,074	$2,177,000	$2,177,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,177,000)		2,177,000
TOTAL INVESTMENT SECURITIES (Cost $2,177,000)—96.6%		2,177,000
Net other assets (liabilities)—3.4%		77,229
NET ASSETS—100.0%		$2,254,229

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $298,000.

At January 31, 2018, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$6,474	British pound	4,571	2/9/18	$6,491	$(17)
U.S. dollar	5,303	Canadian dollar	6,555	2/9/18	5,331	(28)
U.S. dollar	38,244	Euro	30,789	2/9/18	38,242	2
U.S. dollar	8,502	Japanese yen	928,167	2/9/18	8,507	(5)
U.S. dollar	2,902	Swedish krona	22,953	2/9/18	2,916	(14)
U.S. dollar	2,782	Swiss franc	2,614	2/9/18	2,812	(30)
Total Short Contracts	$64,207				$64,299	$(92)
Long:
British pound	75,749	U.S. dollar	$102,466	2/9/18	$107,566	$5,100
Canadian dollar	154,377	U.S. dollar	123,766	2/9/18	125,543	1,777
Euro	527,808	U.S. dollar	633,702	2/9/18	655,566	21,864
Japanese yen	18,720,276	U.S. dollar	168,228	2/9/18	171,587	3,359
Swedish krona	336,949	U.S. dollar	41,254	2/9/18	42,799	1,545
Swiss franc	43,241	U.S. dollar	44,394	2/9/18	46,500	2,106
Total Long Contracts			$1,113,810		$1,149,561	$35,751

At January 31, 2018, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$9,781	British pound	6,983	2/9/18	$9,916	$(135)
U.S. dollar	2,381	Canadian dollar	2,958	2/9/18	2,405	(24)
U.S. dollar	37,809	Euro	30,723	2/9/18	38,160	(351)
U.S. dollar	3,483	Japanese yen	383,901	2/9/18	3,519	(36)
U.S. dollar	2,267	Swedish krona	18,139	2/9/18	2,304	(37)
U.S. dollar	1,781	Swiss franc	1,704	2/9/18	1,833	(52)
Total Short Contracts	$57,502				$58,137	$(635)
Long:
British pound	125,071	U.S. dollar	$170,009	2/9/18	$177,605	$7,596
Canadian dollar	108,205	U.S. dollar	86,901	2/9/18	87,994	1,093
Euro	577,781	U.S. dollar	696,551	2/9/18	717,634	21,083
Japanese yen	16,006,386	U.S. dollar	144,278	2/9/18	146,713	2,435
Swedish krona	451,790	U.S. dollar	55,498	2/9/18	57,386	1,888
Swiss franc	37,241	U.S. dollar	38,375	2/9/18	40,048	1,673
Total Long Contracts			$1,191,612		$1,227,380	$35,768
			Total unrealized appreciation			$71,521
			Total unrealized depreciation			(729)
		Total net unrealized appreciation/(depreciation)				$70,792

See accompanying notes to the financial statements.

48 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (73.8%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	304	$7,466
Affiliated Managers Group, Inc. (Capital Markets)	202	40,325
Aflac, Inc. (Insurance)	1,429	126,038
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	1,422	26,719
Alexander & Baldwin, Inc. (Real Estate Management & Development)	245	6,497
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	368	47,730
Alleghany Corp.* (Insurance)	56	35,151
Ally Financial, Inc. (Consumer Finance)	1,613	48,019
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	496	19,076
American Express Co. (Consumer Finance)	2,618	260,228
American Financial Group, Inc. (Insurance)	250	28,335
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	915	19,023
American International Group, Inc. (Insurance)	3,267	208,827
American Tower Corp. (Equity Real Estate Investment Trusts)	1,559	230,263
Ameriprise Financial, Inc. (Capital Markets)	538	90,761
AmTrust Financial Services, Inc. (Insurance)	342	4,590
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	4,214	44,416
Aon PLC (Insurance)	908	129,090
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	571	23,891
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	762	14,851
Arch Capital Group, Ltd.* (Insurance)	476	43,287
Arthur J. Gallagher & Co. (Insurance)	657	44,886
Aspen Insurance Holdings, Ltd. (Insurance)	216	8,068
Associated Banc-Corp. (Banks)	549	13,588
Assurant, Inc. (Insurance)	196	17,930
Assured Guaranty, Ltd. (Insurance)	427	15,197
Athene Holding, Ltd.* (Insurance)	295	14,797
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	502	85,541
Axis Capital Holdings, Ltd. (Insurance)	302	15,260
BancorpSouth Bank (Banks)	305	10,233
Bank of America Corp. (Banks)	35,254	1,128,128
Bank of Hawaii Corp. (Banks)	154	12,885
Bank of the Ozarks, Inc. (Banks)	441	22,028
BankUnited, Inc. (Banks)	388	15,924
BB&T Corp. (Banks)	2,867	158,230
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	6,994	1,499,374
BGC Partners, Inc.—Class A (Capital Markets)	868	12,421
BlackRock, Inc.—Class A (Capital Markets)	449	252,248
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	384	11,904
BOK Financial Corp. (Banks)	90	8,702
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	561	69,401
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	638	11,446
Brighthouse Financial, Inc.* (Insurance)	348	22,362
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,108	17,983
Brown & Brown, Inc. (Insurance)	421	22,094
Camden Property Trust (Equity Real Estate Investment Trusts)	337	29,171
Capital One Financial Corp. (Consumer Finance)	1,762	183,178
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	502	6,566
Cathay General Bancorp, Inc. (Banks)	276	12,072
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	622	3,458
CBOE Holdings, Inc. (Capital Markets)	412	55,369
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,098	50,169
Chemical Financial Corp. (Banks)	259	15,128
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	682	11,587
Chubb, Ltd. (Insurance)	1,687	263,425
Cincinnati Financial Corp. (Insurance)	543	41,757
CIT Group, Inc. (Banks)	477	24,179
Citigroup, Inc. (Banks)	9,609	754,114
Citizens Financial Group, Inc. (Banks)	1,788	82,069
CME Group, Inc. (Capital Markets)	1,237	189,855
CNO Financial Group, Inc. (Insurance)	610	15,000
Colony NorthStar, Inc.—Class A (Equity Real Estate Investment Trusts)	1,983	17,807
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	435	9,522
Comerica, Inc. (Banks)	632	60,179
Commerce Bancshares, Inc. (Banks)	341	19,952
Corecivic, Inc. (Equity Real Estate Investment Trusts)	430	9,980
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	124	13,432
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	362	9,883
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,526	13,734
Credit Acceptance Corp.* (Consumer Finance)	46	15,167
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,476	166,449
CubeSmart (Equity Real Estate Investment Trusts)	657	18,087
Cullen/Frost Bankers, Inc. (Banks)	209	22,240
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	332	19,153
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	338	20,006
DDR Corp. (Equity Real Estate Investment Trusts)	1,111	9,021
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	728	8,561
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	747	83,627
Discover Financial Services (Consumer Finance)	1,321	105,416
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	579	22,390
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,294	34,175
E*TRADE Financial Corp.* (Capital Markets)	984	51,857
East West Bancorp, Inc. (Banks)	525	34,603

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 49

Common Stocks, continued

	Shares	Value
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	125	$10,851
Eaton Vance Corp. (Capital Markets)	429	24,796
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	275	9,083
EPR Properties (Equity Real Estate Investment Trusts)	233	13,761
Equinix, Inc. (Equity Real Estate Investment Trusts)	284	129,274
Equity Commonwealth* (Equity Real Estate Investment Trusts)	451	13,489
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	319	27,536
Equity Residential (Equity Real Estate Investment Trusts)	1,336	82,311
Erie Indemnity Co.—Class A (Insurance)	67	7,957
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	300	13,956
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	240	55,915
Evercore Partners, Inc.—Class A (Capital Markets)	140	14,077
Everest Re Group, Ltd. (Insurance)	149	34,240
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	458	38,234
F.N.B. Corp. (Banks)	1,175	16,861
FactSet Research Systems, Inc. (Capital Markets)	142	28,498
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	264	31,891
Federated Investors, Inc.—Class B (Capital Markets)	345	11,965
Fifth Third Bancorp (Banks)	2,564	84,868
Financial Engines, Inc. (Capital Markets)	230	6,544
First American Financial Corp. (Insurance)	402	23,746
First Citizens BancShares, Inc.—Class A (Banks)	32	13,613
First Financial Bankshares, Inc. (Banks)	241	11,194
First Horizon National Corp. (Banks)	1,181	23,449
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	436	13,455
First Republic Bank (Banks)	573	51,312
FNF Group (Insurance)	992	38,668
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	969	22,742
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	222	5,239
Franklin Resources, Inc. (Capital Markets)	1,188	50,383
Fulton Financial Corp. (Banks)	636	11,575
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	726	26,455
Genworth Financial, Inc.*—Class A (Insurance)	1,814	5,551
GGP, Inc. (Equity Real Estate Investment Trusts)	2,269	52,255
Glacier Bancorp, Inc. (Banks)	283	11,099
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	584	14,740
Hancock Holding Co. (Banks)	310	16,647
Hartford Financial Services Group, Inc. (Insurance)	1,296	76,153
HCP, Inc. (Equity Real Estate Investment Trusts)	1,705	41,056
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	454	13,561
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	745	20,569
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	375	17,955
Home BancShares, Inc. (Banks)	575	13,806
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	597	16,961
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,690	55,844
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	564	18,031
Huntington Bancshares, Inc. (Banks)	3,928	63,555
IBERIABANK Corp. (Banks)	196	16,562
Intercontinental Exchange, Inc. (Capital Markets)	2,126	156,984
International Bancshares Corp. (Banks)	197	8,176
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	406	6,593
Invesco, Ltd. (Capital Markets)	1,479	53,436
Investors Bancorp, Inc. (Banks)	924	12,650
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,023	35,836
Janus Henderson Group PLC (Capital Markets)	656	25,833
JBG Smith Properties (Equity Real Estate Investment Trusts)	339	11,441
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	165	25,798
JPMorgan Chase & Co. (Banks)	12,610	1,458,599
Kemper Corp. (Insurance)	178	11,543
KeyCorp (Banks)	3,908	83,631
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	358	25,533
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,547	24,613
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	304	5,125
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	305	21,960
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	411	12,552
Lazard, Ltd.—Class A (Capital Markets)	472	27,645
Legg Mason, Inc. (Capital Markets)	311	13,255
LendingClub Corp.* (Consumer Finance)	1,357	4,967
Lexington Realty Trust (Equity Real Estate Investment Trusts)	787	7,099
Liberty Property Trust (Equity Real Estate Investment Trusts)	536	22,196
Life Storage, Inc. (Equity Real Estate Investment Trusts)	169	14,044
Lincoln National Corp. (Insurance)	795	65,826
Loews Corp. (Insurance)	1,003	51,805
LPL Financial Holdings, Inc. (Capital Markets)	328	19,568
M&T Bank Corp. (Banks)	547	104,357
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	327	6,563
Markel Corp.* (Insurance)	51	58,532
MarketAxess Holdings, Inc. (Capital Markets)	137	26,881
Marsh & McLennan Cos., Inc. (Insurance)	1,855	154,930
MasterCard, Inc.—Class A (IT Services)	3,376	570,544

See accompanying notes to the financial statements.

50 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
MB Financial, Inc. (Banks)	305	$13,048
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,323	17,305
Mercury General Corp. (Insurance)	133	6,510
MetLife, Inc. (Insurance)	3,824	183,820
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,443	10,332
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,347	19,963
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	413	39,388
Moody’s Corp. (Capital Markets)	604	97,721
Morgan Stanley (Capital Markets)	5,059	286,086
MSCI, Inc.—Class A (Capital Markets)	327	45,528
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	151	10,650
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	553	21,943
Navient Corp. (Consumer Finance)	956	13,623
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,208	20,886
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,777	25,162
Northern Trust Corp. (Capital Markets)	781	82,310
Old Republic International Corp. (Insurance)	892	19,169
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	720	19,469
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	504	11,290
PacWest Bancorp (Banks)	469	24,590
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	742	11,152
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	585	16,912
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	251	9,789
People’s United Financial, Inc. (Banks)	1,258	24,745
Physicians Realty Trust (Equity Real Estate Investment Trusts)	651	10,611
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	525	10,248
Pinnacle Financial Partners, Inc. (Banks)	268	16,964
PNC Financial Services Group, Inc. (Banks)	1,729	273,217
Popular, Inc. (Banks)	371	15,077
Potlatch Corp. (Equity Real Estate Investment Trusts)	148	7,829
PRA Group, Inc.* (Consumer Finance)	164	5,863
Primerica, Inc. (Insurance)	161	16,261
Principal Financial Group, Inc. (Insurance)	976	65,978
ProAssurance Corp. (Insurance)	194	10,612
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,934	125,923
Prosperity Bancshares, Inc. (Banks)	253	19,177
Prudential Financial, Inc. (Insurance)	1,541	183,102
Public Storage (Equity Real Estate Investment Trusts)	544	106,493
Quality Care Properties* (Equity Real Estate Investment Trusts)	341	4,604
Radian Group, Inc. (Thrifts & Mortgage Finance)	783	17,281
Raymond James Financial, Inc. (Capital Markets)	467	45,014
Rayonier, Inc. (Equity Real Estate Investment Trusts)	469	15,224
Realogy Holdings Corp. (Real Estate Management & Development)	489	13,452
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,024	54,467
Regency Centers Corp. (Equity Real Estate Investment Trusts)	538	33,846
Regions Financial Corp. (Banks)	4,216	81,074
Reinsurance Group of America, Inc. (Insurance)	234	36,656
RenaissanceRe Holdings, Ltd. (Insurance)	145	18,435
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	825	9,941
RLI Corp. (Insurance)	141	9,061
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	635	14,681
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	186	14,238
S&P Global, Inc. (Capital Markets)	927	167,880
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	648	11,729
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	427	74,512
SEI Investments Co. (Capital Markets)	475	35,696
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	864	14,973
Signature Bank* (Banks)	195	30,030
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,130	184,608
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	357	35,886
SLM Corp.* (Consumer Finance)	1,570	17,961
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,657	13,538
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	949	19,350
State Street Corp. (Capital Markets)	1,348	148,509
Sterling Bancorp (Banks)	817	20,221
Stifel Financial Corp. (Capital Markets)	249	16,812
STORE Capital Corp. (Equity Real Estate Investment Trusts)	601	14,731
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	288	25,586
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	819	13,800
SunTrust Banks, Inc. (Banks)	1,730	122,311
SVB Financial Group* (Banks)	192	47,338
Synchrony Financial (Consumer Finance)	2,674	106,104
Synovus Financial Corp. (Banks)	435	21,920
T. Rowe Price Group, Inc. (Capital Markets)	881	98,346
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	344	8,662
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	221	13,625
TCF Financial Corp. (Banks)	625	13,406
TD Ameritrade Holding Corp. (Capital Markets)	989	55,176
Texas Capital Bancshares, Inc.* (Banks)	180	17,064
The Allstate Corp. (Insurance)	1,304	128,796
The Bank of New York Mellon Corp. (Capital Markets)	3,722	211,037
The Charles Schwab Corp. (Capital Markets)	4,336	231,282

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 51

Common Stocks, continued

	Shares	Value
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	451	$10,170
The Goldman Sachs Group, Inc. (Capital Markets)	1,275	341,561
The Hanover Insurance Group, Inc. (Insurance)	154	17,425
The Howard Hughes Corp.* (Real Estate Management & Development)	141	17,760
The Macerich Co. (Equity Real Estate Investment Trusts)	394	25,441
The NASDAQ OMX Group, Inc. (Capital Markets)	423	34,225
The Progressive Corp. (Insurance)	2,114	114,367
The Travelers Cos., Inc. (Insurance)	995	149,170
The Western Union Co. (IT Services)	1,669	34,699
Torchmark Corp. (Insurance)	390	35,432
Trustmark Corp. (Banks)	246	7,820
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	634	9,352
U.S. Bancorp (Banks)	5,730	327,412
UDR, Inc. (Equity Real Estate Investment Trusts)	972	35,507
UMB Financial Corp. (Banks)	159	12,113
Umpqua Holdings Corp. (Banks)	800	17,320
United Bankshares, Inc. (Banks)	382	14,058
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	599	9,482
Unum Group (Insurance)	815	43,350
Urban Edge Properties (Equity Real Estate Investment Trusts)	385	9,001
Validus Holdings, Ltd. (Insurance)	289	19,565
Valley National Bancorp (Banks)	957	12,029
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,294	72,425
VEREIT, Inc. (Equity Real Estate Investment Trusts)	3,540	25,488
Visa, Inc.—Class A (IT Services)	6,591	818,799
Vornado Realty Trust (Equity Real Estate Investment Trusts)	627	44,943
Voya Financial, Inc. (Diversified Financial Services)	653	33,897
W.R. Berkley Corp. (Insurance)	350	25,543
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	303	6,969
Washington Federal, Inc. (Thrifts & Mortgage Finance)	317	11,380
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	675	4,442
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	285	8,168
Webster Financial Corp. (Banks)	335	18,968
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	434	12,825
Wells Fargo & Co. (Banks)	16,107	1,059,518
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,346	80,720
Western Alliance Bancorp* (Banks)	353	20,707
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,743	102,972
White Mountains Insurance Group, Ltd. (Insurance)	13	10,919
Willis Towers Watson PLC (Insurance)	480	77,026
Wintrust Financial Corp. (Banks)	203	17,438
WP Carey, Inc. (Equity Real Estate Investment Trusts)	389	25,211
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	388	8,614
XL Group, Ltd. (Insurance)	930	34,261
Zions Bancorp (Banks)	726	39,226
TOTAL COMMON STOCKS (Cost $12,072,556)		20,023,676

Repurchase Agreements(a)(b) (26.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $7,254,246	$7,254,000	$7,254,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,254,000)		7,254,000
TOTAL INVESTMENT SECURITIES (Cost $19,326,556)—100.6%		27,277,676
Net other assets (liabilities)—(0.6)%		(160,278)
NET ASSETS—100.0%		$27,117,398

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,916,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	2/23/18	1.97%	$10,359,936	$10,321,284	$(39,481)
Dow Jones U.S. Financials Index	UBS AG	2/23/18	1.92%	10,431,492	10,395,684	(36,613)
				$20,791,428	$20,716,968	$(76,094)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

52 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Financials UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Banks	$6,682,999	24.5%
Capital Markets	3,056,853	11.3%
Consumer Finance	760,526	2.8%
Diversified Financial Services	1,533,271	5.7%
Equity Real Estate Investment Trusts	3,406,359	12.6%
Insurance	2,790,503	10.3%
IT Services	1,424,042	5.3%
Mortgage Real Estate Investment Trusts	161,139	0.6%
Real Estate Management & Development	113,676	0.4%
Thrifts & Mortgage Finance	94,308	0.3%
Other**	7,093,722	26.2%
Total	$27,117,398	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 53

Common Stocks (79.4%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	9,056	$562,922
AbbVie, Inc. (Biotechnology)	8,293	930,640
ABIOMED, Inc.* (Health Care Equipment & Supplies)	222	52,170
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	431	14,688
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	515	15,404
Aetna, Inc. (Health Care Providers & Services)	1,694	316,473
Agios Pharmaceuticals, Inc.* (Biotechnology)	219	17,248
Akorn, Inc.* (Pharmaceuticals)	490	15,788
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,165	139,008
Align Technology, Inc.* (Health Care Equipment & Supplies)	375	98,250
Alkermes PLC* (Biotechnology)	805	46,022
Allergan PLC (Pharmaceuticals)	1,732	312,210
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	431	56,021
Amgen, Inc. (Biotechnology)	3,772	701,781
Anthem, Inc. (Health Care Providers & Services)	1,336	331,129
Baxter International, Inc. (Health Care Equipment & Supplies)	2,613	188,214
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,369	332,585
Biogen, Inc.* (Biotechnology)	1,094	380,504
BioMarin Pharmaceutical, Inc.* (Biotechnology)	908	81,929
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	107	27,663
Bio-Techne Corp. (Life Sciences Tools & Services)	195	27,357
Bioverativ, Inc.* (Biotechnology)	561	57,817
Bluebird Bio, Inc.* (Biotechnology)	251	51,430
Boston Scientific Corp.* (Health Care Equipment & Supplies)	7,143	199,718
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,519	533,289
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	972	9,234
Bruker Corp. (Life Sciences Tools & Services)	520	18,517
Catalent, Inc.* (Pharmaceuticals)	694	32,299
Celgene Corp.* (Biotechnology)	4,096	414,351
Centene Corp.* (Health Care Providers & Services)	903	96,838
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	241	25,411
Cigna Corp. (Health Care Providers & Services)	1,289	268,563
Clovis Oncology, Inc.* (Biotechnology)	251	15,186
Danaher Corp. (Health Care Equipment & Supplies)	3,190	323,083
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	791	61,730
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,189	72,303
DexCom, Inc.* (Health Care Equipment & Supplies)	449	26,132
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,095	138,605
Eli Lilly & Co. (Pharmaceuticals)	5,039	410,427
Encompass Health Corp. (Health Care Providers & Services)	519	27,465
Endo International PLC* (Pharmaceuticals)	1,045	7,221
Envision Healthcare Corp.* (Health Care Providers & Services)	624	22,458
Exact Sciences Corp.* (Biotechnology)	617	30,671
Exelixis, Inc.* (Biotechnology)	1,467	44,465
Express Scripts Holding Co.* (Health Care Providers & Services)	2,945	233,185
Gilead Sciences, Inc. (Biotechnology)	6,800	569,840
Haemonetics Corp.* (Health Care Equipment & Supplies)	273	17,649
Halyard Health, Inc.* (Health Care Equipment & Supplies)	238	11,617
HCA Holdings, Inc.* (Health Care Providers & Services)	1,480	149,717
Healthcare Services Group, Inc. (Commercial Services & Supplies)	381	21,024
Henry Schein, Inc.* (Health Care Providers & Services)	811	61,376
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	337	28,756
Hologic, Inc.* (Health Care Equipment & Supplies)	1,435	61,275
Horizon Pharma PLC* (Pharmaceuticals)	852	12,397
Humana, Inc. (Health Care Providers & Services)	741	208,836
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	451	84,355
Illumina, Inc.* (Life Sciences Tools & Services)	759	176,574
Impax Laboratories, Inc.* (Pharmaceuticals)	386	7,508
Incyte Corp.* (Biotechnology)	906	81,803
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	337	17,746
Intercept Pharmaceuticals, Inc.* (Biotechnology)	105	6,521
Intrexon Corp.* (Biotechnology)	332	4,316
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	584	252,095
Ionis Pharmaceuticals, Inc.* (Biotechnology)	647	33,980
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	757	77,358
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	315	45,908
Johnson & Johnson (Pharmaceuticals)	13,985	1,932,586
Juno Therapeutics, Inc.* (Biotechnology)	448	38,443
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	524	91,438
LifePoint Health, Inc.* (Health Care Providers & Services)	207	10,236
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	112	17,653
Magellan Health, Inc.* (Health Care Providers & Services)	129	12,848
Mallinckrodt PLC* (Pharmaceuticals)	497	8,976
Masimo Corp.* (Health Care Equipment & Supplies)	242	22,806
MEDNAX, Inc.* (Health Care Providers & Services)	489	25,824
Medtronic PLC (Health Care Equipment & Supplies)	7,041	604,752
Merck & Co., Inc. (Pharmaceuticals)	14,234	843,364
Molina Healthcare, Inc.* (Health Care Providers & Services)	234	21,378

See accompanying notes to the financial statements.

54 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Mylan N.V.* (Pharmaceuticals)	2,794	$119,723
Myriad Genetics, Inc.* (Biotechnology)	357	13,166
Nektar Therapeutics* (Pharmaceuticals)	814	68,059
Neurocrine Biosciences, Inc.* (Biotechnology)	458	39,145
NuVasive, Inc.* (Health Care Equipment & Supplies)	262	12,804
OPKO Health, Inc.* (Biotechnology)	1,890	8,429
Owens & Minor, Inc. (Health Care Providers & Services)	323	6,802
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	214	7,790
Patterson Cos., Inc. (Health Care Providers & Services)	435	15,612
Perrigo Co. PLC (Pharmaceuticals)	683	61,893
Pfizer, Inc. (Pharmaceuticals)	31,015	1,148,795
Portola Pharmaceuticals, Inc.* (Biotechnology)	334	17,138
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	257	23,402
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	275	11,503
Quest Diagnostics, Inc. (Health Care Providers & Services)	715	75,661
Radius Health, Inc.* (Biotechnology)	214	8,059
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	403	147,760
ResMed, Inc. (Health Care Equipment & Supplies)	735	74,081
Seattle Genetics, Inc.* (Biotechnology)	505	26,412
STERIS PLC (Health Care Equipment & Supplies)	438	39,823
Stryker Corp. (Health Care Equipment & Supplies)	1,669	274,350
Syneos Health, Inc.* (Life Sciences Tools & Services)	294	11,275
Teleflex, Inc. (Health Care Equipment & Supplies)	240	66,660
Tenet Healthcare Corp.* (Health Care Providers & Services)	425	8,024
TESARO, Inc.* (Biotechnology)	199	13,425
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	250	61,168
The Medicines Co.* (Pharmaceuticals)	340	11,264
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,085	467,269
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	207	11,043
United Therapeutics Corp.* (Biotechnology)	229	29,541
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,040	1,193,372
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	453	55,040
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	477	60,818
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,313	219,100
Waters Corp.* (Life Sciences Tools & Services)	418	90,125
WellCare Health Plans, Inc.* (Health Care Providers & Services)	237	49,860
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	387	38,777
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,054	133,984
Zoetis, Inc. (Pharmaceuticals)	2,530	194,127
TOTAL COMMON STOCKS (Cost $7,945,427)		18,244,638

Contingent Right (NM)

Dyax Corp.*^+(a) (Biotechnology)	1,873	2,079
TOTAL CONTINGENT RIGHT (Cost $—)		2,079

Repurchase Agreements(b)(c) (20.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $4,789,163	$4,789,000	$4,789,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,789,000)		4,789,000
TOTAL INVESTMENT SECURITIES (Cost $12,734,427)—100.2%		23,035,717
Net other assets (liabilities)—(0.2)%		(39,153)
NET ASSETS—100.0%		$22,996,564

*	Non-income producing security.
^	The Advisor has deemed this security to be illiquid. As of January 31, 2018, this security represented 0.009% of the net assets of the Fund.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2018, this security represented 0.009% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $3,558,000.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 55

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	2/23/18	1.97%	$7,883,135	$7,845,809	$(41,143)
Dow Jones U.S. Health Care Index	UBS AG	2/23/18	1.82%	8,655,535	8,605,092	(54,079)
				$16,538,670	$16,450,901	$(95,222)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Health Care UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Biotechnology	$4,270,330	18.6%
Commercial Services & Supplies	21,024	0.1%
Health Care Equipment & Supplies	3,857,498	16.8%
Health Care Providers & Services	3,367,787	14.6%
Life Sciences Tools & Services	944,951	4.1%
Pharmaceuticals	5,785,127	25.2%
Other**	4,749,847	20.6%
Total	$22,996,564	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

56 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (77.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	5,532	$1,385,766
A.O. Smith Corp. (Building Products)	1,358	90,687
Accenture PLC—Class A (IT Services)	5,706	916,953
Actuant Corp.—Class A (Machinery)	568	14,058
Acuity Brands, Inc. (Electrical Equipment)	400	61,776
AECOM Technology Corp.* (Construction & Engineering)	1,470	57,492
AGCO Corp. (Machinery)	626	45,460
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,975	218,455
Air Lease Corp. (Trading Companies & Distributors)	912	44,341
Allegion PLC (Building Products)	902	77,671
Alliance Data Systems Corp. (IT Services)	456	117,037
Allison Transmission Holdings, Inc. (Machinery)	1,252	55,388
AMETEK, Inc. (Electrical Equipment)	2,141	163,358
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	2,818	261,425
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	275	23,018
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	369	27,214
AptarGroup, Inc. (Containers & Packaging)	592	51,753
Arconic, Inc. (Aerospace & Defense)	3,914	117,655
Armstrong World Industries, Inc.* (Building Products)	502	31,475
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	835	67,919
Automatic Data Processing, Inc. (IT Services)	4,103	507,254
Avery Dennison Corp. (Containers & Packaging)	839	102,929
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,121	47,643
Ball Corp. (Containers & Packaging)	3,243	124,142
Barnes Group, Inc. (Machinery)	468	30,790
Belden, Inc. (Electronic Equipment, Instruments & Components)	400	33,908
Bemis Co., Inc. (Containers & Packaging)	862	40,290
Berry Plastics Group, Inc.* (Containers & Packaging)	1,217	72,034
Booz Allen Hamilton Holding Corp. (IT Services)	1,358	53,206
Broadridge Financial Solutions, Inc. (IT Services)	1,080	104,123
BWX Technologies, Inc. (Aerospace & Defense)	943	59,824
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,297	118,624
Carlisle Cos., Inc. (Industrial Conglomerates)	589	67,270
Caterpillar, Inc. (Machinery)	5,514	897,570
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	963	20,098
Cintas Corp. (Commercial Services & Supplies)	818	137,792
Clean Harbors, Inc.* (Commercial Services & Supplies)	492	27,227
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,590	99,168
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	234	60,728
Colfax Corp.* (Machinery)	935	37,419
Conduent, Inc.* (IT Services)	1,824	29,914
Convergys Corp. (IT Services)	878	20,431
CoreLogic, Inc.* (IT Services)	782	37,036
CoStar Group, Inc.* (Internet Software & Services)	343	118,716
Covanta Holding Corp. (Commercial Services & Supplies)	1,217	19,898
Crane Co. (Machinery)	479	47,871
Crown Holdings, Inc.* (Containers & Packaging)	1,248	72,446
CSX Corp. (Road & Rail)	8,271	469,545
Cummins, Inc. (Machinery)	1,454	273,352
Curtiss-Wright Corp. (Aerospace & Defense)	419	54,747
Deere & Co. (Machinery)	2,956	491,938
Deluxe Corp. (Commercial Services & Supplies)	457	33,941
Donaldson Co., Inc. (Machinery)	1,207	61,147
Dover Corp. (Machinery)	1,452	154,217
Eagle Materials, Inc. (Construction Materials)	462	51,767
Eaton Corp. PLC (Electrical Equipment)	4,076	342,262
EMCOR Group, Inc. (Construction & Engineering)	558	45,354
Emerson Electric Co. (Electrical Equipment)	5,933	428,540
EnerSys (Electrical Equipment)	400	28,124
Equifax, Inc. (Professional Services)	1,113	139,048
Esterline Technologies Corp.* (Aerospace & Defense)	251	18,461
Euronet Worldwide, Inc.* (IT Services)	500	46,935
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,633	106,063
Fastenal Co. (Trading Companies & Distributors)	2,648	145,535
FedEx Corp. (Air Freight & Logistics)	2,289	600,817
Fidelity National Information Services, Inc. (IT Services)	3,089	316,190
First Data Corp.* (IT Services)	4,089	72,375
Fiserv, Inc.* (IT Services)	1,925	271,117
FleetCor Technologies, Inc.* (IT Services)	850	180,625
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	1,289	66,010
Flowserve Corp. (Machinery)	1,214	55,018
Fluor Corp. (Construction & Engineering)	1,301	78,971
Fortive Corp. (Machinery)	2,823	214,604
Fortune Brands Home & Security, Inc. (Building Products)	1,435	101,785
FTI Consulting, Inc.* (Professional Services)	360	15,649
GATX Corp. (Trading Companies & Distributors)	364	25,895
Generac Holdings, Inc.* (Electrical Equipment)	590	28,869
General Dynamics Corp. (Aerospace & Defense)	2,556	568,659
General Electric Co. (Industrial Conglomerates)	80,217	1,297,109
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	586	46,792
Genpact, Ltd. (IT Services)	1,421	48,229
Global Payments, Inc. (IT Services)	1,484	165,882
Graco, Inc. (Machinery)	1,599	74,833
Graphic Packaging Holding Co. (Containers & Packaging)	2,862	46,221
Harris Corp. (Communications Equipment)	1,105	176,115
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,718	66,813

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 57

Common Stocks, continued

	Shares	Value
HEICO Corp. (Aerospace & Defense)	308	$24,739
HEICO Corp.—Class A (Aerospace & Defense)	541	35,625
Hexcel Corp. (Aerospace & Defense)	853	58,303
Hillenbrand, Inc. (Machinery)	599	26,536
Honeywell International, Inc. (Industrial Conglomerates)	7,045	1,124,875
Hubbell, Inc. (Electrical Equipment)	519	70,558
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	431	102,380
IDEX Corp. (Machinery)	726	104,166
Illinois Tool Works, Inc. (Machinery)	2,847	494,439
Ingersoll-Rand PLC (Machinery)	2,319	219,447
International Paper Co. (Containers & Packaging)	3,813	239,685
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	356	89,694
Itron, Inc.* (Electronic Equipment, Instruments & Components)	324	23,717
ITT, Inc. (Machinery)	836	46,816
J.B. Hunt Transport Services, Inc. (Road & Rail)	813	98,235
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,623	41,273
Jack Henry & Associates, Inc. (IT Services)	733	91,376
Jacobs Engineering Group, Inc. (Construction & Engineering)	1,177	81,753
Johnson Controls International PLC (Building Products)	8,572	335,423
Kansas City Southern Industries, Inc. (Road & Rail)	983	111,207
KBR, Inc. (Construction & Engineering)	1,303	26,503
Kennametal, Inc. (Machinery)	770	37,561
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,706	79,704
Kirby Corp.* (Marine)	510	38,199
KLX, Inc.* (Aerospace & Defense)	488	34,482
L3 Technologies, Inc. (Aerospace & Defense)	742	157,645
Landstar System, Inc. (Road & Rail)	398	44,198
Lennox International, Inc. (Building Products)	357	77,794
Lincoln Electric Holdings, Inc. (Machinery)	587	57,274
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	243	52,814
Lockheed Martin Corp. (Aerospace & Defense)	2,315	821,478
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,349	39,944
Macquarie Infrastructure Corp. (Transportation Infrastructure)	755	50,094
ManpowerGroup, Inc. (Professional Services)	629	82,644
Martin Marietta Materials, Inc. (Construction Materials)	597	136,217
Masco Corp. (Building Products)	2,906	129,782
MasTec, Inc.* (Construction & Engineering)	637	34,016
MAXIMUS, Inc. (IT Services)	619	42,203
MDU Resources Group, Inc. (Multi-Utilities)	1,801	47,690
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	243	164,088
Moog, Inc.*—Class A (Aerospace & Defense)	307	27,648
MRC Global, Inc.* (Trading Companies & Distributors)	897	16,128
MSA Safety, Inc. (Commercial Services & Supplies)	321	25,138
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	423	39,711
Mueller Industries, Inc. (Machinery)	549	18,166
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,018	50,839
Nordson Corp. (Machinery)	482	69,273
Norfolk Southern Corp. (Road & Rail)	2,636	397,720
Northrop Grumman Corp. (Aerospace & Defense)	1,599	544,507
NOW, Inc.* (Trading Companies & Distributors)	1,022	12,049
Old Dominion Freight Line, Inc. (Road & Rail)	649	95,046
Orbital ATK, Inc. (Aerospace & Defense)	548	72,281
Oshkosh Corp. (Machinery)	714	64,774
Owens Corning (Building Products)	1,029	95,666
Owens-Illinois, Inc.* (Containers & Packaging)	1,521	35,318
PACCAR, Inc. (Machinery)	3,258	242,916
Packaging Corp. of America (Containers & Packaging)	896	112,564
Parker-Hannifin Corp. (Machinery)	1,238	249,358
Paychex, Inc. (IT Services)	2,956	201,747
PayPal Holdings, Inc.* (IT Services)	10,459	892,362
Pentair PLC (Machinery)	1,514	108,251
PerkinElmer, Inc. (Life Sciences Tools & Services)	1,020	81,763
Quanta Services, Inc.* (Construction & Engineering)	1,442	55,503
Raytheon Co. (Aerospace & Defense)	2,664	556,616
Regal Beloit Corp. (Electrical Equipment)	421	32,796
Republic Services, Inc.—Class A (Commercial Services & Supplies)	2,104	144,755
Robert Half International, Inc. (Professional Services)	1,163	67,314
Rockwell Automation, Inc. (Electrical Equipment)	1,193	235,367
Rockwell Collins, Inc. (Aerospace & Defense)	1,519	210,366
Roper Technologies, Inc. (Industrial Conglomerates)	972	272,733
Ryder System, Inc. (Road & Rail)	503	43,776
Sabre Corp. (IT Services)	1,927	40,024
Sealed Air Corp. (Containers & Packaging)	1,659	78,554
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,572	88,425
Silgan Holdings, Inc. (Containers & Packaging)	702	20,983
Sonoco Products Co. (Containers & Packaging)	944	51,269
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	1,071	109,628
Square, Inc.*—Class A (IT Services)	2,499	117,228
Stericycle, Inc.* (Commercial Services & Supplies)	811	61,117
Summit Materials, Inc.*—Class A (Construction Materials)	1,035	33,068
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	3,258	334,042
Teledyne Technologies, Inc.* (Aerospace & Defense)	336	64,149
Terex Corp. (Machinery)	759	35,688
Tetra Tech, Inc. (Commercial Services & Supplies)	529	26,291
Textron, Inc. (Aerospace & Defense)	2,447	143,565
The Boeing Co. (Aerospace & Defense)	5,181	1,835,991

See accompanying notes to the financial statements.

58 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
The Brink’s Co. (Commercial Services & Supplies)	479	$39,949
The Sherwin-Williams Co. (Chemicals)	781	325,763
The Timken Co. (Machinery)	649	34,105
The Toro Co. (Machinery)	1,023	67,160
Total System Services, Inc. (IT Services)	1,535	136,400
TransDigm Group, Inc. (Aerospace & Defense)	459	145,462
TransUnion* (Professional Services)	1,393	82,688
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,337	103,061
Trinity Industries, Inc. (Machinery)	1,414	48,741
Union Pacific Corp. (Road & Rail)	7,286	972,680
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	6,362	810,009
United Rentals, Inc.* (Trading Companies & Distributors)	803	145,431
United Technologies Corp. (Aerospace & Defense)	6,863	947,163
Univar, Inc.* (Trading Companies & Distributors)	1,083	32,338
Universal Display Corp. (Electronic Equipment, Instruments & Components)	398	63,441
USG Corp.* (Building Products)	846	32,706
Valmont Industries, Inc. (Construction & Engineering)	215	35,174
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,038	18,352
Verisk Analytics, Inc.*—Class A (Professional Services)	1,449	144,973
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,225	26,889
Vulcan Materials Co. (Construction Materials)	1,229	166,407
W.W. Grainger, Inc. (Trading Companies & Distributors)	492	132,673
Wabtec Corp. (Machinery)	811	65,723
Waste Management, Inc. (Commercial Services & Supplies)	3,685	325,865
Watsco, Inc. (Trading Companies & Distributors)	290	52,139
Welbilt, Inc.* (Machinery)	1,297	28,923
WESCO International, Inc.* (Trading Companies & Distributors)	446	30,395
WestRock Co. (Containers & Packaging)	2,364	157,513
WEX, Inc.* (IT Services)	379	58,673
Woodward, Inc. (Machinery)	523	40,543
XPO Logistics, Inc.* (Air Freight & Logistics)	945	89,246
Xylem, Inc. (Machinery)	1,651	119,301
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	505	62,196
TOTAL COMMON STOCKS (Cost $26,660,651)		33,455,938

Repurchase Agreements(a)(b) (24.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $10,717,364	$10,717,000	$10,717,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,717,000)		10,717,000
TOTAL INVESTMENT SECURITIES (Cost $37,377,651)—102.0%		44,172,938
Net other assets (liabilities)—(2.0)%		(852,067)
NET ASSETS—100.0%		$43,320,871

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $3,664,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	2/23/18	1.97%	$15,388,963	$15,407,005	$12,618
Dow Jones U.S. Industrials Index	UBS AG	2/23/18	1.82%	16,132,909	16,158,452	20,542
				$31,521,872	$31,565,457	$33,160

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 59

Industrials UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$6,711,374	15.5%
Air Freight & Logistics	1,724,759	4.0%
Building Products	972,989	2.2%
Chemicals	325,763	0.8%
Commercial Services & Supplies	841,973	1.9%
Communications Equipment	176,115	0.4%
Construction & Engineering	434,864	1.0%
Construction Materials	387,459	0.9%
Containers & Packaging	1,205,701	2.8%
Electrical Equipment	1,480,075	3.4%
Electronic Equipment, Instruments & Components	1,605,841	3.7%
Industrial Conglomerates	4,147,753	9.6%
Internet Software & Services	118,716	0.3%
IT Services	4,467,320	10.3%
Life Sciences Tools & Services	464,306	1.1%
Machinery	4,632,826	10.7%
Marine	38,199	0.1%
Multi-Utilities	47,690	0.1%
Paper & Forest Products	39,944	0.1%
Professional Services	532,316	1.2%
Road & Rail	2,279,199	5.3%
Trading Companies & Distributors	770,662	1.8%
Transportation Infrastructure	50,094	0.1%
Other**	9,864,933	22.7%
Total	$43,320,871	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

60 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (72.3%)

	Shares	Value
2U, Inc.* (Internet Software & Services)	26,491	$1,967,487
8x8, Inc.* (Software)	75,904	1,343,501
Akamai Technologies, Inc.* (Internet Software & Services)	44,637	2,990,233
Alphabet, Inc.*—Class A (Internet Software & Services)	5,196	6,142,815
Alphabet, Inc.*—Class C (Internet Software & Services)	5,278	6,174,943
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	8,340	12,100,422
Arista Networks, Inc.* (Communications Equipment)	12,026	3,317,011
Blucora, Inc.* (Internet Software & Services)	45,380	1,107,272
Box, Inc.*—Class A (Internet Software & Services)	74,631	1,659,793
Citrix Systems, Inc.* (Software)	32,154	2,982,605
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	27,890	1,257,839
Cornerstone OnDemand, Inc.* (Internet Software & Services)	35,371	1,454,809
E*TRADE Financial Corp.* (Capital Markets)	58,791	3,098,286
eBay, Inc.* (Internet Software & Services)	112,520	4,566,062
Ebix, Inc. (Software)	15,535	1,275,424
Endurance International Group Holdings, Inc.* (Internet Software & Services)	92,602	768,597
Expedia, Inc. (Internet & Direct Marketing Retail)	25,234	3,230,204
Facebook, Inc.*—Class A (Internet Software & Services)	51,645	9,651,933
GoDaddy, Inc.*—Class A (Internet Software & Services)	46,846	2,587,305
Groupon, Inc.* (Internet & Direct Marketing Retail)	236,919	1,253,302
GrubHub, Inc.* (Internet Software & Services)	30,028	2,169,523
Hubspot, Inc.* (Software)	18,691	1,813,962
j2 Global, Inc. (Internet Software & Services)	22,538	1,802,815
Juniper Networks, Inc. (Communications Equipment)	93,132	2,435,402
LogMeIn, Inc. (Internet Software & Services)	18,110	2,278,238
Netflix, Inc.* (Internet & Direct Marketing Retail)	30,471	8,236,311
NETGEAR, Inc.* (Communications Equipment)	22,817	1,590,345
New Relic, Inc.* (Internet Software & Services)	24,683	1,474,316
NIC, Inc. (Internet Software & Services)	60,842	1,009,977
Pandora Media, Inc.* (Internet Software & Services)	213,285	1,019,502
PayPal Holdings, Inc.* (IT Services)	78,762	6,719,974
Ribbon Communications, Inc.* (Communications Equipment)	82,709	577,309
Salesforce.com, Inc.* (Software)	52,117	5,936,647
Snap, Inc.* (Software)	111,918	1,513,131
TD Ameritrade Holding Corp. (Capital Markets)	57,454	3,205,358
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	49,513	1,716,616
Twitter, Inc.* (Internet Software & Services)	138,704	3,579,950
Veeva Systems, Inc.*—Class A (Health Care Technology)	38,681	2,431,488
VeriSign, Inc.* (Internet Software & Services)	22,233	2,555,016
Vonage Holdings Corp.* (Diversified Telecommunication Services)	131,875	1,475,681
Web.com Group, Inc.* (Internet Software & Services)	46,231	1,074,871
TOTAL COMMON STOCKS (Cost $66,196,544)		123,546,275

Repurchase Agreements(a)(b) (26.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $46,092,564	$46,091,000	$46,091,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,091,000)		46,091,000
TOTAL INVESTMENT SECURITIES (Cost $112,287,544)—99.2%		169,637,275
Net other assets (liabilities)—0.8%		1,388,705
NET ASSETS—100.0%		$171,025,980

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $24,206,000.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 61

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	2/23/18	1.97%	$62,287,179	$63,137,997	$823,947
Dow Jones Internet Composite Index	UBS AG	2/23/18	1.82%	68,465,963	69,434,847	941,100
				$130,753,142	$132,572,844	$1,765,047

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Internet UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Capital Markets	$6,303,644	3.7%
Communications Equipment	7,920,067	4.6%
Diversified Telecommunication Services	2,733,520	1.6%
Health Care Technology	2,431,488	1.4%
Internet & Direct Marketing Retail	26,536,855	15.5%
Internet Software & Services	56,035,457	32.9%
IT Services	6,719,974	3.9%
Software	14,865,270	8.7%
Other**	47,479,705	27.7%
Total	$171,025,980	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

62 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (100.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,449	$362,974
A.O. Smith Corp. (Building Products)	345	23,039
Abbott Laboratories (Health Care Equipment & Supplies)	4,347	270,209
AbbVie, Inc. (Biotechnology)	3,933	441,362
Accenture PLC—Class A (IT Services)	966	155,236
Activision Blizzard, Inc. (Software)	1,863	138,104
Adobe Systems, Inc.* (Software)	1,242	248,102
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	690	9,481
Aetna, Inc. (Health Care Providers & Services)	414	77,343
Affiliated Managers Group, Inc. (Capital Markets)	69	13,774
Agilent Technologies, Inc. (Life Sciences Tools & Services)	828	60,800
Air Products & Chemicals, Inc. (Chemicals)	207	34,853
Akamai Technologies, Inc.* (Internet Software & Services)	138	9,245
Albemarle Corp. (Chemicals)	138	15,399
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	138	17,899
Alexion Pharmaceuticals, Inc.* (Biotechnology)	276	32,932
Align Technology, Inc.* (Health Care Equipment & Supplies)	207	54,234
Allegion PLC (Building Products)	138	11,883
Alliance Data Systems Corp. (IT Services)	69	17,710
Alphabet, Inc.*—Class A (Internet Software & Services)	759	897,305
Alphabet, Inc.*—Class C (Internet Software & Services)	759	887,984
Altria Group, Inc. (Tobacco)	2,622	184,431
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	966	1,401,560
American Airlines Group, Inc. (Airlines)	552	29,985
American Express Co. (Consumer Finance)	1,104	109,738
American Tower Corp. (Equity Real Estate Investment Trusts)	1,035	152,869
American Water Works Co., Inc. (Water Utilities)	276	22,955
Ameriprise Financial, Inc. (Capital Markets)	276	46,561
AMETEK, Inc. (Electrical Equipment)	552	42,118
Amgen, Inc. (Biotechnology)	1,035	192,562
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	759	70,413
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	897	82,416
ANSYS, Inc.* (Software)	207	33,462
Anthem, Inc. (Health Care Providers & Services)	345	85,508
Aon PLC (Insurance)	345	49,049
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	138	5,774
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,765	2,137,244
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,622	140,618
Aptiv PLC* (Auto Components)	690	65,467
Arthur J. Gallagher & Co. (Insurance)	207	14,142
Autodesk, Inc.* (Software)	345	39,889
Automatic Data Processing, Inc. (IT Services)	1,104	136,488
AutoZone, Inc.* (Specialty Retail)	69	52,815
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	138	23,515
Avery Dennison Corp. (Containers & Packaging)	207	25,395
Bank of America Corp. (Banks)	11,592	370,943
Baxter International, Inc. (Health Care Equipment & Supplies)	690	49,701
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	690	167,628
Biogen, Inc.* (Biotechnology)	345	119,994
BlackRock, Inc.—Class A (Capital Markets)	207	116,293
BorgWarner, Inc. (Auto Components)	345	19,410
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	138	17,072
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,381	94,533
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,553	159,818
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,035	256,711
Brown-Forman Corp.—Class B (Beverages)	345	23,909
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	552	14,545
Cadence Design Systems, Inc.* (Software)	690	30,953
CarMax, Inc.* (Specialty Retail)	207	14,774
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	483	34,588
Caterpillar, Inc. (Machinery)	759	123,550
CBOE Holdings, Inc. (Capital Markets)	276	37,092
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	759	34,679
CBS Corp.—Class B (Media)	414	23,851
Celgene Corp.* (Biotechnology)	1,932	195,442
Centene Corp.* (Health Care Providers & Services)	414	44,397
Cerner Corp.* (Health Care Technology)	759	52,470
CF Industries Holdings, Inc. (Chemicals)	276	11,713
Charter Communications, Inc.*—Class A (Media)	483	182,212
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	69	22,408
Church & Dwight Co., Inc. (Household Products)	345	16,853
Cigna Corp. (Health Care Providers & Services)	621	129,385
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	69	7,742
Cintas Corp. (Commercial Services & Supplies)	207	34,869
Cisco Systems, Inc. (Communications Equipment)	5,658	235,034
Citrix Systems, Inc.* (Software)	207	19,201
CME Group, Inc. (Capital Markets)	552	84,721
Cognizant Technology Solutions Corp. (IT Services)	1,449	112,993
Colgate-Palmolive Co. (Household Products)	1,035	76,838
Comcast Corp.—Class A (Media)	5,796	246,503
Comerica, Inc. (Banks)	207	19,711
Constellation Brands, Inc.—Class A (Beverages)	414	90,861
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,139	66,780
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	690	77,811
CSX Corp. (Road & Rail)	2,208	125,348

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 63

Common Stocks, continued

	Shares	Value
D.R. Horton, Inc. (Household Durables)	828	$40,613
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	207	19,841
Deere & Co. (Machinery)	414	68,898
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	276	30,898
Dollar General Corp. (Multiline Retail)	276	28,461
Dollar Tree, Inc.* (Multiline Retail)	621	71,415
Dominion Resources, Inc. (Multi-Utilities)	621	47,469
Dover Corp. (Machinery)	207	21,985
Dr. Pepper Snapple Group, Inc. (Beverages)	207	24,705
DXC Technology Co. (IT Services)	345	34,345
E*TRADE Financial Corp.* (Capital Markets)	690	36,363
eBay, Inc.* (Internet Software & Services)	2,415	98,001
Ecolab, Inc. (Chemicals)	276	38,000
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	552	69,872
Electronic Arts, Inc.* (Software)	759	96,363
Eli Lilly & Co. (Pharmaceuticals)	1,449	118,021
Emerson Electric Co. (Electrical Equipment)	621	44,854
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	483	55,545
Equifax, Inc. (Professional Services)	207	25,861
Equinix, Inc. (Equity Real Estate Investment Trusts)	207	94,224
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	69	16,076
Expedia, Inc. (Internet & Direct Marketing Retail)	207	26,498
Expeditors International of Washington, Inc. (Air Freight & Logistics)	276	17,926
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	345	28,801
F5 Networks, Inc.* (Communications Equipment)	69	9,973
Facebook, Inc.*—Class A (Internet Software & Services)	5,934	1,109,005
Fastenal Co. (Trading Companies & Distributors)	414	22,753
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	69	8,335
FedEx Corp. (Air Freight & Logistics)	345	90,556
Fidelity National Information Services, Inc. (IT Services)	483	49,440
First Horizon National Corp. (Banks)	1	16
FirstEnergy Corp. (Electric Utilities)	483	15,891
Fiserv, Inc.* (IT Services)	483	68,026
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	207	10,600
FMC Corp. (Chemicals)	345	31,509
Fortive Corp. (Machinery)	483	36,718
Fortune Brands Home & Security, Inc. (Building Products)	414	29,365
Garmin, Ltd. (Household Durables)	138	8,686
Gartner, Inc.* (IT Services)	207	28,719
General Dynamics Corp. (Aerospace & Defense)	345	76,756
General Mills, Inc. (Food Products)	483	28,251
GGP, Inc. (Equity Real Estate Investment Trusts)	621	14,302
Gilead Sciences, Inc. (Biotechnology)	2,139	179,248
Global Payments, Inc. (IT Services)	414	46,277
H & R Block, Inc. (Diversified Consumer Services)	345	9,156
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	414	8,992
Harris Corp. (Communications Equipment)	207	32,992
Hasbro, Inc. (Leisure Products)	138	13,051
HCA Holdings, Inc.* (Health Care Providers & Services)	414	41,880
Hess Corp. (Oil, Gas & Consumable Fuels)	207	10,456
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	207	17,730
Hologic, Inc.* (Health Care Equipment & Supplies)	690	29,463
Honeywell International, Inc. (Industrial Conglomerates)	1,104	176,276
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	69	16,390
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	207	38,717
Illinois Tool Works, Inc. (Machinery)	759	131,816
Illumina, Inc.* (Life Sciences Tools & Services)	345	80,261
Incyte Corp.* (Biotechnology)	414	37,380
Ingersoll-Rand PLC (Machinery)	276	26,118
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,624	318,880
Intercontinental Exchange, Inc. (Capital Markets)	1,449	106,994
International Flavors & Fragrances, Inc. (Chemicals)	138	20,741
Intuit, Inc. (Software)	621	104,266
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	276	119,141
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	207	21,153
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	276	9,668
J.B. Hunt Transport Services, Inc. (Road & Rail)	138	16,675
Johnson & Johnson (Pharmaceuticals)	3,588	495,825
Kansas City Southern Industries, Inc. (Road & Rail)	138	15,612
Kellogg Co. (Food Products)	207	14,099
Kimberly-Clark Corp. (Household Products)	414	48,438
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	414	45,457
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	138	24,081
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	414	79,289
Lennar Corp.—Class A (Household Durables)	276	17,294
LKQ Corp.* (Distributors)	414	17,400
Lockheed Martin Corp. (Aerospace & Defense)	414	146,908
Lowe’s Cos., Inc. (Specialty Retail)	1,380	144,527
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	760	111,935
Marsh & McLennan Cos., Inc. (Insurance)	690	57,629
Martin Marietta Materials, Inc. (Construction Materials)	69	15,744
Masco Corp. (Building Products)	483	21,571
MasterCard, Inc.—Class A (IT Services)	2,277	384,812
Mattel, Inc. (Leisure Products)	207	3,279

See accompanying notes to the financial statements.

64 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
McCormick & Co., Inc. (Food Products)	138	$15,010
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,001	342,451
Medtronic PLC (Health Care Equipment & Supplies)	1,449	124,455
Merck & Co., Inc. (Pharmaceuticals)	2,484	147,177
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	69	46,593
MGM Resorts International (Hotels, Restaurants & Leisure)	552	20,120
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	345	22,770
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	552	52,561
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,829	123,684
Microsoft Corp. (Software)	19,182	1,822,481
Mohawk Industries, Inc.* (Household Durables)	69	19,393
Monsanto Co. (Chemicals)	552	67,234
Monster Beverage Corp.* (Beverages)	1,035	70,618
Moody’s Corp. (Capital Markets)	414	66,981
Motorola Solutions, Inc. (Communications Equipment)	414	41,176
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	690	42,435
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,104	298,411
NextEra Energy, Inc. (Electric Utilities)	621	98,378
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,208	150,630
Norfolk Southern Corp. (Road & Rail)	345	52,054
Northern Trust Corp. (Capital Markets)	276	29,088
Northrop Grumman Corp. (Aerospace & Defense)	276	93,986
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	414	25,146
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	414	10,768
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,518	373,125
Oracle Corp. (Software)	3,864	199,344
O’Reilly Automotive, Inc.* (Specialty Retail)	138	36,527
Packaging Corp. of America (Containers & Packaging)	138	17,337
Parker-Hannifin Corp. (Machinery)	207	41,694
Paychex, Inc. (IT Services)	483	32,965
PayPal Holdings, Inc.* (IT Services)	2,829	241,370
PepsiCo, Inc. (Beverages)	1,725	207,517
PerkinElmer, Inc. (Life Sciences Tools & Services)	138	11,062
Perrigo Co. PLC (Pharmaceuticals)	138	12,506
Pfizer, Inc. (Pharmaceuticals)	6,831	253,020
Philip Morris International, Inc. (Tobacco)	1,932	207,169
PPG Industries, Inc. (Chemicals)	276	32,769
Praxair, Inc. (Chemicals)	345	55,714
Principal Financial Group, Inc. (Insurance)	276	18,658
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,311	85,359
Public Storage (Equity Real Estate Investment Trusts)	207	40,522
PulteGroup, Inc. (Household Durables)	690	21,963
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	345	24,761
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,311	89,476
Raymond James Financial, Inc. (Capital Markets)	138	13,302
Raytheon Co. (Aerospace & Defense)	414	86,501
Red Hat, Inc.* (Software)	414	54,391
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	207	75,897
Republic Services, Inc.—Class A (Commercial Services & Supplies)	276	18,989
ResMed, Inc. (Health Care Equipment & Supplies)	345	34,773
Robert Half International, Inc. (Professional Services)	207	11,981
Rockwell Automation, Inc. (Electrical Equipment)	207	40,839
Rockwell Collins, Inc. (Aerospace & Defense)	414	57,335
Roper Technologies, Inc. (Industrial Conglomerates)	276	77,443
Ross Stores, Inc. (Specialty Retail)	621	51,164
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	276	36,860
S&P Global, Inc. (Capital Markets)	621	112,463
Salesforce.com, Inc.* (Software)	1,725	196,495
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	276	48,162
Scripps Networks Interactive, Inc.—Class A (Media)	138	12,143
Sealed Air Corp. (Containers & Packaging)	138	6,534
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	345	56,363
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	483	46,952
Southwest Airlines Co. (Airlines)	897	54,537
Stanley Black & Decker, Inc. (Machinery)	276	45,879
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,277	129,356
Stryker Corp. (Health Care Equipment & Supplies)	828	136,107
Symantec Corp. (Software)	690	18,789
Synopsys, Inc.* (Software)	345	31,950
T. Rowe Price Group, Inc. (Capital Markets)	621	69,322
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	276	12,983
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	621	63,671
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,415	264,853
The Allstate Corp. (Insurance)	414	40,891
The Boeing Co. (Aerospace & Defense)	1,380	489,031
The Charles Schwab Corp. (Capital Markets)	2,967	158,259
The Clorox Co. (Household Products)	207	29,330
The Coca-Cola Co. (Beverages)	4,278	203,590
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	138	33,764
The Estee Lauder Cos., Inc.—Class A (Personal Products)	552	74,498
The Hershey Co. (Food Products)	207	22,838
The Home Depot, Inc. (Specialty Retail)	2,898	582,208

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 65

Common Stocks, continued

	Shares	Value
The NASDAQ OMX Group, Inc. (Capital Markets)	138	$11,166
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	138	263,863
The Procter & Gamble Co. (Household Products)	2,346	202,554
The Progressive Corp. (Insurance)	1,449	78,390
The Sherwin-Williams Co. (Chemicals)	207	86,342
The TJX Cos., Inc. (Specialty Retail)	690	55,421
The Walt Disney Co. (Media)	1,794	194,954
The Western Union Co. (IT Services)	414	8,607
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	690	154,636
Tiffany & Co. (Specialty Retail)	138	14,718
Torchmark Corp. (Insurance)	138	12,537
Total System Services, Inc. (IT Services)	414	36,788
Tractor Supply Co. (Specialty Retail)	138	10,523
TransDigm Group, Inc. (Aerospace & Defense)	138	43,734
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	69	2,392
UDR, Inc. (Equity Real Estate Investment Trusts)	414	15,123
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	69	15,325
Union Pacific Corp. (Road & Rail)	1,035	138,172
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	828	105,421
United Rentals, Inc.* (Trading Companies & Distributors)	207	37,490
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,415	571,825
V.F. Corp. (Textiles, Apparel & Luxury Goods)	483	39,191
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	138	17,595
VeriSign, Inc.* (Internet Software & Services)	207	23,788
Verisk Analytics, Inc.*—Class A (Professional Services)	276	27,613
Vertex Pharmaceuticals, Inc.* (Biotechnology)	621	103,626
Visa, Inc.—Class A (IT Services)	4,485	557,171
Vornado Realty Trust (Equity Real Estate Investment Trusts)	276	19,784
Vulcan Materials Co. (Construction Materials)	138	18,685
Waste Management, Inc. (Commercial Services & Supplies)	966	85,423
Waters Corp.* (Life Sciences Tools & Services)	207	44,631
WEC Energy Group, Inc. (Multi-Utilities)	345	22,184
Willis Towers Watson PLC (Insurance)	138	22,145
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	276	34,260
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	207	34,277
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	414	30,230
Xylem, Inc. (Machinery)	276	19,944
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	345	29,184
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	276	35,085
Zoetis, Inc. (Pharmaceuticals)	1,242	95,299
TOTAL COMMON STOCKS (Cost $19,587,673)		31,146,732
TOTAL INVESTMENT SECURITIES (Cost $19,587,673)—100.6%		31,146,732
Net other assets (liabilities)—(0.6)%		(189,623)
NET ASSETS—100.0%		$30,957,109

*	Non-income producing security.

See accompanying notes to the financial statements.

66 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,010,640	3.3%
Air Freight & Logistics	213,903	0.7%
Airlines	84,522	0.3%
Auto Components	84,877	0.3%
Banks	390,670	1.3%
Beverages	621,200	2.0%
Biotechnology	1,378,442	4.5%
Building Products	85,858	0.3%
Capital Markets	902,379	2.9%
Chemicals	394,274	1.3%
Commercial Services & Supplies	139,281	0.4%
Communications Equipment	319,175	1.0%
Construction Materials	34,429	0.1%
Consumer Finance	109,738	0.4%
Containers & Packaging	49,266	0.2%
Distributors	17,400	0.1%
Diversified Consumer Services	9,156	NM
Electric Utilities	114,270	0.4%
Electrical Equipment	127,811	0.4%
Electronic Equipment, Instruments & Components	211,464	0.7%
Equity Real Estate Investment Trusts	762,558	2.5%
Food Products	80,198	0.3%
Health Care Equipment & Supplies	1,275,277	4.1%
Health Care Providers & Services	974,419	3.1%
Health Care Technology	52,470	0.2%
Hotels, Restaurants & Leisure	858,156	2.8%
Household Durables	107,949	0.3%
Household Products	374,013	1.2%
Independent Power & Renewable Electricity Producers	10,768	NM
Industrial Conglomerates	616,693	2.0%
Insurance	293,441	0.9%
Internet & Direct Marketing Retail	1,992,724	6.4%
Internet Software & Services	3,025,328	9.7%
IT Services	1,910,947	6.2%
Leisure Products	16,330	0.1%
Life Sciences Tools & Services	419,136	1.4%
Machinery	516,602	1.7%
Media	659,663	2.1%
Multiline Retail	99,876	0.3%
Multi-Utilities	69,653	0.2%
Oil, Gas & Consumable Fuels	88,288	0.3%
Personal Products	74,498	0.2%
Pharmaceuticals	1,281,666	4.1%
Professional Services	65,455	0.2%
Real Estate Management & Development	34,679	0.1%
Road & Rail	347,861	1.1%
Semiconductors & Semiconductor Equipment	1,938,494	6.3%
Software	3,033,790	9.7%
Specialty Retail	978,002	3.2%
Technology Hardware, Storage & Peripherals	2,179,679	6.9%
Textiles, Apparel & Luxury Goods	234,566	0.8%
Tobacco	391,600	1.3%
Trading Companies & Distributors	60,243	0.2%
Water Utilities	22,955	0.1%
Other**	(181,623)	(0.6)%
Total	$30,957,109	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 67

Common Stocks (99.9%)

	Shares	Value
Accenture PLC—Class A (IT Services)	204	$32,783
Acuity Brands, Inc. (Electrical Equipment)	34	5,251
Advance Auto Parts, Inc. (Specialty Retail)	68	7,955
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	510	7,007
Aetna, Inc. (Health Care Providers & Services)	136	25,408
Affiliated Managers Group, Inc. (Capital Markets)	34	6,787
Aflac, Inc. (Insurance)	374	32,987
Air Products & Chemicals, Inc. (Chemicals)	136	22,898
Akamai Technologies, Inc.* (Internet Software & Services)	102	6,833
Alaska Air Group, Inc. (Airlines)	102	6,704
Albemarle Corp. (Chemicals)	34	3,794
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	34	4,410
Alexion Pharmaceuticals, Inc.* (Biotechnology)	102	12,171
Allegion PLC (Building Products)	34	2,928
Allergan PLC (Pharmaceuticals)	306	55,160
Alliance Data Systems Corp. (IT Services)	34	8,726
Alliant Energy Corp. (Electric Utilities)	204	8,109
Altria Group, Inc. (Tobacco)	782	55,006
Ameren Corp. (Multi-Utilities)	238	13,478
American Airlines Group, Inc. (Airlines)	170	9,234
American Electric Power Co., Inc. (Electric Utilities)	442	30,401
American Express Co. (Consumer Finance)	272	27,037
American International Group, Inc. (Insurance)	816	52,159
American Water Works Co., Inc. (Water Utilities)	68	5,656
Ameriprise Financial, Inc. (Capital Markets)	34	5,736
AmerisourceBergen Corp. (Health Care Providers & Services)	136	13,555
Amgen, Inc. (Biotechnology)	272	50,606
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	510	30,626
Andeavor (Oil, Gas & Consumable Fuels)	136	14,710
Anthem, Inc. (Health Care Providers & Services)	102	25,281
Aon PLC (Insurance)	102	14,501
Apache Corp. (Oil, Gas & Consumable Fuels)	340	15,256
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	68	2,845
Archer-Daniels-Midland Co. (Food Products)	510	21,905
Arconic, Inc. (Aerospace & Defense)	374	11,242
Arthur J. Gallagher & Co. (Insurance)	68	4,646
Assurant, Inc. (Insurance)	34	3,110
AT&T, Inc. (Diversified Telecommunication Services)	5,610	210,094
Autodesk, Inc.* (Software)	68	7,862
AutoZone, Inc.* (Specialty Retail)	34	26,026
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	68	11,587
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	408	13,117
Ball Corp. (Containers & Packaging)	306	11,714
Bank of America Corp. (Banks)	4,624	147,968
Baxter International, Inc. (Health Care Equipment & Supplies)	204	14,694
BB&T Corp. (Banks)	714	39,406
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,768	379,024
Best Buy Co., Inc. (Specialty Retail)	238	17,388
Biogen, Inc.* (Biotechnology)	68	23,651
BlackRock, Inc.—Class A (Capital Markets)	34	19,101
BorgWarner, Inc. (Auto Components)	68	3,826
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	68	8,412
Brighthouse Financial, Inc.* (Insurance)	102	6,555
Bristol-Myers Squibb Co. (Pharmaceuticals)	544	34,054
Brown-Forman Corp.—Class B (Beverages)	68	4,712
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	136	12,439
CA, Inc. (Software)	272	9,751
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	238	6,271
Campbell Soup Co. (Food Products)	170	7,914
Capital One Financial Corp. (Consumer Finance)	442	45,950
Cardinal Health, Inc. (Health Care Providers & Services)	272	19,527
CarMax, Inc.* (Specialty Retail)	68	4,853
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	204	14,608
Caterpillar, Inc. (Machinery)	272	44,275
CBS Corp.—Class B (Media)	170	9,794
CenterPoint Energy, Inc. (Multi-Utilities)	408	11,497
CenturyLink, Inc. (Diversified Telecommunication Services)	884	15,744
CF Industries Holdings, Inc. (Chemicals)	136	5,772
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	816	2,856
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,734	217,356
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	34	11,042
Chubb, Ltd. (Insurance)	408	63,708
Church & Dwight Co., Inc. (Household Products)	102	4,983
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	68	7,630
Cincinnati Financial Corp. (Insurance)	136	10,458
Cisco Systems, Inc. (Communications Equipment)	2,448	101,690
Citigroup, Inc. (Banks)	2,414	189,451
Citizens Financial Group, Inc. (Banks)	442	20,288
Citrix Systems, Inc.* (Software)	68	6,308
CME Group, Inc. (Capital Markets)	102	15,655
CMS Energy Corp. (Multi-Utilities)	272	12,172
Colgate-Palmolive Co. (Household Products)	442	32,814
Comcast Corp.—Class A (Media)	2,142	91,098
Comerica, Inc. (Banks)	68	6,475
ConAgra Foods, Inc. (Food Products)	374	14,212
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	136	21,412
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,088	63,985

See accompanying notes to the financial statements.

68 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Consolidated Edison, Inc. (Multi-Utilities)	272	$21,858
Costco Wholesale Corp. (Food & Staples Retailing)	408	79,507
Coty, Inc. (Personal Products)	442	8,668
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	102	11,503
CSRA, Inc. (IT Services)	136	4,526
Cummins, Inc. (Machinery)	136	25,568
CVS Health Corp. (Food & Staples Retailing)	918	72,237
Danaher Corp. (Health Care Equipment & Supplies)	544	55,096
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	34	3,259
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	136	10,613
Deere & Co. (Machinery)	136	22,633
Delta Air Lines, Inc. (Airlines)	612	34,744
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	204	12,405
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	476	19,692
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	68	7,613
Discover Financial Services (Consumer Finance)	340	27,132
Discovery Communications, Inc.*— Class A (Media)	136	3,410
Discovery Communications, Inc.*— Class C (Media)	170	4,056
Dish Network Corp.*—Class A (Media)	204	9,568
Dollar General Corp. (Multiline Retail)	136	14,024
Dominion Resources, Inc. (Multi-Utilities)	374	28,589
Dover Corp. (Machinery)	68	7,222
DowDuPont, Inc. (Chemicals)	2,142	161,893
Dr. Pepper Snapple Group, Inc. (Beverages)	102	12,174
DTE Energy Co. (Multi-Utilities)	170	17,959
Duke Energy Corp. (Electric Utilities)	646	50,710
Duke Realty Corp. (Equity Real Estate Investment Trusts)	340	8,979
DXC Technology Co. (IT Services)	136	13,539
Eastman Chemical Co. (Chemicals)	136	13,488
Eaton Corp. PLC (Electrical Equipment)	408	34,260
Ecolab, Inc. (Chemicals)	136	18,724
Edison International (Electric Utilities)	306	19,134
Eli Lilly & Co. (Pharmaceuticals)	340	27,693
Emerson Electric Co. (Electrical Equipment)	340	24,558
Entergy Corp. (Electric Utilities)	170	13,377
Envision Healthcare Corp.* (Health Care Providers & Services)	102	3,671
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	340	39,100
EQT Corp. (Oil, Gas & Consumable Fuels)	238	12,921
Equifax, Inc. (Professional Services)	34	4,248
Equity Residential (Equity Real Estate Investment Trusts)	340	20,947
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	34	7,921
Everest Re Group, Ltd. (Insurance)	34	7,813
Eversource Energy (Electric Utilities)	306	19,306
Exelon Corp. (Electric Utilities)	884	34,043
Expedia, Inc. (Internet & Direct Marketing Retail)	34	4,352
Expeditors International of Washington, Inc. (Air Freight & Logistics)	68	4,417
Express Scripts Holding Co.* (Health Care Providers & Services)	510	40,381
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,876	338,374
F5 Networks, Inc.* (Communications Equipment)	34	4,914
Fastenal Co. (Trading Companies & Distributors)	102	5,606
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	34	4,107
FedEx Corp. (Air Freight & Logistics)	102	26,773
Fidelity National Information Services, Inc. (IT Services)	102	10,441
Fifth Third Bancorp (Banks)	646	21,383
First Horizon National Corp. (Banks)	1	17
FirstEnergy Corp. (Electric Utilities)	238	7,830
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	34	1,741
Flowserve Corp. (Machinery)	136	6,164
Fluor Corp. (Construction & Engineering)	136	8,255
Foot Locker, Inc. (Specialty Retail)	102	5,013
Ford Motor Co. (Automobiles)	3,570	39,163
Fortive Corp. (Machinery)	102	7,754
Franklin Resources, Inc. (Capital Markets)	306	12,977
Freeport-McMoRan, Inc.* (Metals & Mining)	1,224	23,868
Garmin, Ltd. (Household Durables)	34	2,140
General Dynamics Corp. (Aerospace & Defense)	136	30,257
General Electric Co. (Industrial Conglomerates)	7,922	128,099
General Mills, Inc. (Food Products)	340	19,887
General Motors Co. (Automobiles)	1,156	49,026
Genuine Parts Co. (Distributors)	136	14,154
GGP, Inc. (Equity Real Estate Investment Trusts)	340	7,830
Gilead Sciences, Inc. (Biotechnology)	408	34,190
H & R Block, Inc. (Diversified Consumer Services)	68	1,805
Halliburton Co. (Energy Equipment & Services)	782	41,993
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	204	4,431
Harley-Davidson, Inc. (Automobiles)	170	8,238
Harris Corp. (Communications Equipment)	34	5,419
Hartford Financial Services Group, Inc. (Insurance)	340	19,978
Hasbro, Inc. (Leisure Products)	34	3,215
HCA Holdings, Inc.* (Health Care Providers & Services)	136	13,758
HCP, Inc. (Equity Real Estate Investment Trusts)	442	10,643
Helmerich & Payne, Inc. (Energy Equipment & Services)	102	7,347
Henry Schein, Inc.* (Health Care Providers & Services)	136	10,292
Hess Corp. (Oil, Gas & Consumable Fuels)	170	8,587

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 69

Common Stocks, continued

	Shares	Value
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,462	$23,977
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	102	8,736
Honeywell International, Inc. (Industrial Conglomerates)	272	43,430
Hormel Foods Corp. (Food Products)	238	8,171
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	680	14,117
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,530	35,679
Humana, Inc. (Health Care Providers & Services)	136	38,328
Huntington Bancshares, Inc. (Banks)	986	15,953
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	34	8,076
IHS Markit, Ltd.* (Professional Services)	340	16,229
Ingersoll-Rand PLC (Machinery)	136	12,870
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,836	88,385
International Business Machines Corp. (IT Services)	782	128,013
International Flavors & Fragrances, Inc. (Chemicals)	34	5,110
International Paper Co. (Containers & Packaging)	374	23,509
Invesco, Ltd. (Capital Markets)	374	13,513
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	68	6,949
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	136	4,764
J.B. Hunt Transport Services, Inc. (Road & Rail)	34	4,108
Jacobs Engineering Group, Inc. (Construction & Engineering)	102	7,085
Johnson & Johnson (Pharmaceuticals)	1,122	155,049
Johnson Controls International PLC (Building Products)	850	33,261
JPMorgan Chase & Co. (Banks)	3,162	365,749
Juniper Networks, Inc. (Communications Equipment)	340	8,891
Kansas City Southern Industries, Inc. (Road & Rail)	34	3,846
Kellogg Co. (Food Products)	136	9,263
KeyCorp (Banks)	986	21,100
Kimberly-Clark Corp. (Household Products)	170	19,890
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	374	5,950
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,768	31,789
Kohl’s Corp. (Multiline Retail)	170	11,011
L Brands, Inc. (Specialty Retail)	238	11,921
L3 Technologies, Inc. (Aerospace & Defense)	68	14,447
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	34	5,933
Leggett & Platt, Inc. (Household Durables)	136	6,325
Lennar Corp.—Class A (Household Durables)	68	4,261
Leucadia National Corp. (Diversified Financial Services)	272	7,363
Lincoln National Corp. (Insurance)	204	16,891
LKQ Corp.* (Distributors)	102	4,287
Lockheed Martin Corp. (Aerospace & Defense)	102	36,195
Loews Corp. (Insurance)	238	12,293
Lowe’s Cos., Inc. (Specialty Retail)	238	24,927
LyondellBasell Industries N.V.—Class A (Chemicals)	306	36,672
M&T Bank Corp. (Banks)	136	25,946
Macy’s, Inc. (Multiline Retail)	272	7,058
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	782	14,225
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	442	30,617
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1	95
Marsh & McLennan Cos., Inc. (Insurance)	204	17,038
Martin Marietta Materials, Inc. (Construction Materials)	34	7,758
Masco Corp. (Building Products)	102	4,555
Mattel, Inc. (Leisure Products)	238	3,770
McCormick & Co., Inc. (Food Products)	68	7,396
McKesson Corp. (Health Care Providers & Services)	204	34,452
Medtronic PLC (Health Care Equipment & Supplies)	714	61,326
Merck & Co., Inc. (Pharmaceuticals)	1,564	92,667
MetLife, Inc. (Insurance)	952	45,763
MGM Resorts International (Hotels, Restaurants & Leisure)	272	9,914
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	102	9,728
Mohawk Industries, Inc.* (Household Durables)	34	9,556
Molson Coors Brewing Co.—Class B (Beverages)	170	14,283
Mondelez International, Inc.—Class A (Food Products)	1,360	60,383
Monsanto Co. (Chemicals)	204	24,847
Morgan Stanley (Capital Markets)	1,258	71,140
Mylan N.V.* (Pharmaceuticals)	476	20,397
National Oilwell Varco, Inc. (Energy Equipment & Services)	340	12,471
Navient Corp. (Consumer Finance)	238	3,392
Newell Rubbermaid, Inc. (Household Durables)	442	11,686
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	170	5,382
Newmont Mining Corp. (Metals & Mining)	476	19,283
News Corp.—Class A (Media)	340	5,817
News Corp.—Class B (Media)	102	1,780
NextEra Energy, Inc. (Electric Utilities)	204	32,318
Nielsen Holdings PLC (Professional Services)	306	11,447
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	408	27,833
NiSource, Inc. (Multi-Utilities)	306	7,552
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	442	13,490

See accompanying notes to the financial statements.

70 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Nordstrom, Inc. (Multiline Retail)	102	$5,030
Norfolk Southern Corp. (Road & Rail)	136	20,520
Northern Trust Corp. (Capital Markets)	102	10,750
Northrop Grumman Corp. (Aerospace & Defense)	34	11,578
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	136	3,537
Nucor Corp. (Metals & Mining)	306	20,490
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	714	53,529
Omnicom Group, Inc. (Media)	204	15,637
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	340	20,012
Oracle Corp. (Software)	1,360	70,163
O’Reilly Automotive, Inc.* (Specialty Retail)	34	8,999
PACCAR, Inc. (Machinery)	306	22,815
Packaging Corp. of America (Containers & Packaging)	34	4,271
Parker-Hannifin Corp. (Machinery)	68	13,697
Patterson Cos., Inc. (Health Care Providers & Services)	68	2,441
Paychex, Inc. (IT Services)	102	6,962
Pentair PLC (Machinery)	136	9,724
People’s United Financial, Inc. (Banks)	306	6,019
PepsiCo, Inc. (Beverages)	680	81,804
PerkinElmer, Inc. (Life Sciences Tools & Services)	34	2,725
Perrigo Co. PLC (Pharmaceuticals)	68	6,162
Pfizer, Inc. (Pharmaceuticals)	2,958	109,564
PG&E Corp. (Electric Utilities)	476	20,197
Philip Morris International, Inc. (Tobacco)	714	76,562
Phillips 66 (Oil, Gas & Consumable Fuels)	408	41,779
Pinnacle West Capital Corp. (Electric Utilities)	102	8,155
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	170	31,095
PNC Financial Services Group, Inc. (Banks)	442	69,845
PPG Industries, Inc. (Chemicals)	136	16,147
PPL Corp. (Electric Utilities)	612	19,504
Praxair, Inc. (Chemicals)	136	21,963
Principal Financial Group, Inc. (Insurance)	136	9,194
Prudential Financial, Inc. (Insurance)	374	44,439
Public Service Enterprise Group, Inc. (Multi-Utilities)	476	24,690
Public Storage (Equity Real Estate Investment Trusts)	68	13,312
PVH Corp. (Textiles, Apparel & Luxury Goods)	68	10,545
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	884	60,333
Quanta Services, Inc.* (Construction & Engineering)	136	5,235
Quest Diagnostics, Inc. (Health Care Providers & Services)	136	14,392
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	34	3,887
Range Resources Corp. (Oil, Gas & Consumable Fuels)	204	2,907
Raymond James Financial, Inc. (Capital Markets)	68	6,555
Raytheon Co. (Aerospace & Defense)	102	21,312
Realty Income Corp. (Equity Real Estate Investment Trusts)	272	14,468
Regency Centers Corp. (Equity Real Estate Investment Trusts)	136	8,556
Regions Financial Corp. (Banks)	1,054	20,268
Republic Services, Inc.—Class A (Commercial Services & Supplies)	102	7,018
Robert Half International, Inc. (Professional Services)	34	1,968
Rockwell Automation, Inc. (Electrical Equipment)	34	6,708
Ross Stores, Inc. (Specialty Retail)	136	11,205
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	68	9,081
SCANA Corp. (Multi-Utilities)	136	5,527
Schlumberger, Ltd. (Energy Equipment & Services)	1,258	92,564
Scripps Networks Interactive, Inc.— Class A (Media)	34	2,992
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	272	15,014
Sealed Air Corp. (Containers & Packaging)	102	4,830
Sempra Energy (Multi-Utilities)	238	25,471
Signet Jewelers, Ltd. (Specialty Retail)	68	3,597
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	136	22,218
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	102	10,253
Snap-on, Inc. (Machinery)	68	11,649
Southwest Airlines Co. (Airlines)	170	10,336
Stanley Black & Decker, Inc. (Machinery)	34	5,652
Starbucks Corp. (Hotels, Restaurants & Leisure)	476	27,043
State Street Corp. (Capital Markets)	340	37,458
Stericycle, Inc.* (Commercial Services & Supplies)	68	5,124
SunTrust Banks, Inc. (Banks)	442	31,249
Symantec Corp. (Software)	306	8,332
Synchrony Financial (Consumer Finance)	680	26,982
Sysco Corp. (Food & Staples Retailing)	442	27,789
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	170	7,997
Target Corp. (Multiline Retail)	510	38,362
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	102	10,458
TechnipFMC PLC (Energy Equipment & Services)	408	13,244
Textron, Inc. (Aerospace & Defense)	238	13,963
The AES Corp. (Independent Power & Renewable Electricity Producers)	612	7,075
The Allstate Corp. (Insurance)	170	16,791
The Bank of New York Mellon Corp. (Capital Markets)	952	53,978
The Clorox Co. (Household Products)	34	4,817
The Coca-Cola Co. (Beverages)	1,938	92,230
The Gap, Inc. (Specialty Retail)	204	6,781
The Goldman Sachs Group, Inc. (Capital Markets)	306	81,974
The Goodyear Tire & Rubber Co. (Auto Components)	238	8,287
The Hershey Co. (Food Products)	68	7,502
The Interpublic Group of Cos., Inc. (Media)	340	7,443

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 71

Common Stocks, continued

	Shares	Value
The JM Smucker Co.—Class A (Food Products)	102	$12,943
The Kraft Heinz Co. (Food Products)	544	42,644
The Kroger Co. (Food & Staples Retailing)	816	24,774
The Macerich Co. (Equity Real Estate Investment Trusts)	102	6,586
The Mosaic Co. (Chemicals)	306	8,354
The NASDAQ OMX Group, Inc. (Capital Markets)	68	5,502
The Procter & Gamble Co. (Household Products)	1,462	126,229
The Southern Co. (Electric Utilities)	918	41,410
The TJX Cos., Inc. (Specialty Retail)	306	24,578
The Travelers Cos., Inc. (Insurance)	238	35,681
The Walt Disney Co. (Media)	748	81,285
The Western Union Co. (IT Services)	272	5,655
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	748	23,480
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	102	22,860
Tiffany & Co. (Specialty Retail)	68	7,252
Time Warner, Inc. (Media)	714	68,080
Torchmark Corp. (Insurance)	68	6,178
Tractor Supply Co. (Specialty Retail)	68	5,185
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	68	2,358
Twenty-First Century Fox, Inc.—Class A (Media)	952	35,129
Twenty-First Century Fox, Inc.—Class B (Media)	408	14,888
Tyson Foods, Inc.—Class A (Food Products)	272	20,702
U.S. Bancorp (Banks)	1,428	81,596
UDR, Inc. (Equity Real Estate Investment Trusts)	68	2,484
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	34	7,551
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	170	2,356
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	170	2,185
Union Pacific Corp. (Road & Rail)	340	45,390
United Continental Holdings, Inc.* (Airlines)	238	16,141
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	306	38,959
United Technologies Corp. (Aerospace & Defense)	680	93,848
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	68	8,262
Unum Group (Insurance)	204	10,851
V.F. Corp. (Textiles, Apparel & Luxury Goods)	102	8,276
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	408	39,156
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	34	4,335
Ventas, Inc. (Equity Real Estate Investment Trusts)	340	19,030
Verisk Analytics, Inc.*—Class A (Professional Services)	68	6,803
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,740	202,222
Viacom, Inc.—Class B (Media)	306	10,227
Vornado Realty Trust (Equity Real Estate Investment Trusts)	68	4,874
Vulcan Materials Co. (Construction Materials)	68	9,207
W.W. Grainger, Inc. (Trading Companies & Distributors)	34	9,168
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	782	58,853
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,326	141,351
WEC Energy Group, Inc. (Multi-Utilities)	170	10,931
Wells Fargo & Co. (Banks)	4,046	266,146
Welltower, Inc. (Equity Real Estate Investment Trusts)	340	20,390
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	272	24,203
WestRock Co. (Containers & Packaging)	238	15,858
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	680	25,528
Whirlpool Corp. (Household Durables)	68	12,337
Willis Towers Watson PLC (Insurance)	68	10,912
Xcel Energy, Inc. (Electric Utilities)	476	21,725
Xerox Corp. (Technology Hardware, Storage & Peripherals)	204	6,963
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	102	7,448
XL Group, Ltd. (Insurance)	238	8,768
Xylem, Inc. (Machinery)	34	2,457
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	170	14,380
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	68	8,644
Zions Bancorp (Banks)	170	9,185
TOTAL COMMON STOCKS (Cost $7,086,356)		10,626,445

Repurchase Agreements(a) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $113,004	$113,000	$113,000
TOTAL REPURCHASE AGREEMENTS (Cost $113,000)		113,000
TOTAL INVESTMENT SECURITIES (Cost $7,199,356)—101.0%		10,739,445
Net other assets (liabilities)—(1.0)%		(110,192)
NET ASSETS—100.0%		$10,629,253

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

72 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Large-Cap Value ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$240,918	2.3%
Air Freight & Logistics	82,588	0.8%
Airlines	77,159	0.7%
Auto Components	12,113	0.1%
Automobiles	96,427	0.9%
Banks	1,338,043	12.6%
Beverages	205,203	1.9%
Biotechnology	120,618	1.1%
Building Products	40,744	0.4%
Capital Markets	341,126	3.2%
Chemicals	339,662	3.2%
Commercial Services & Supplies	12,142	0.1%
Communications Equipment	120,914	1.1%
Construction & Engineering	20,575	0.2%
Construction Materials	16,965	0.2%
Consumer Finance	130,493	1.2%
Containers & Packaging	60,182	0.6%
Distributors	18,441	0.2%
Diversified Consumer Services	1,805	NM
Diversified Financial Services	386,387	3.6%
Diversified Telecommunication Services	428,060	4.0%
Electric Utilities	326,220	3.1%
Electrical Equipment	70,777	0.7%
Electronic Equipment, Instruments & Components	12,199	0.1%
Energy Equipment & Services	180,736	1.7%
Equity Real Estate Investment Trusts	289,055	2.7%
Food & Staples Retailing	404,512	3.8%
Food Products	232,922	2.2%
Health Care Equipment & Supplies	156,500	1.5%
Health Care Providers & Services	266,294	2.5%
Hotels, Restaurants & Leisure	98,158	0.9%
Household Durables	46,305	0.4%
Household Products	188,733	1.8%
Independent Power & Renewable Electricity Producers	10,612	0.1%
Industrial Conglomerates	171,529	1.6%
Insurance	450,714	4.2%
Internet & Direct Marketing Retail	6,710	0.1%
Internet Software & Services	6,833	0.1%
IT Services	210,645	2.0%
Leisure Products	6,985	0.1%
Life Sciences Tools & Services	32,534	0.3%
Machinery	192,480	1.8%
Media	361,203	3.4%
Metals & Mining	63,641	0.6%
Multiline Retail	75,485	0.7%
Multi-Utilities	179,724	1.7%
Oil, Gas & Consumable Fuels	1,106,237	10.4%
Personal Products	8,668	0.1%
Pharmaceuticals	500,746	4.7%
Professional Services	40,695	0.4%
Road & Rail	73,864	0.7%
Semiconductors & Semiconductor Equipment	163,173	1.5%
Software	102,416	1.0%
Specialty Retail	173,231	1.6%
Technology Hardware, Storage & Peripherals	105,836	1.0%
Textiles, Apparel & Luxury Goods	67,510	0.6%
Tobacco	131,568	1.2%
Trading Companies & Distributors	14,774	0.1%
Water Utilities	5,656	0.1%
Other**	2,808	0.1%
Total	$10,629,253	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 73

Common Stocks (46.5%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,890	$19,354
Aaron’s, Inc. (Specialty Retail)	1,050	42,935
ABIOMED, Inc.* (Health Care Equipment & Supplies)	630	148,050
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,365	46,519
ACI Worldwide, Inc.* (Software)	1,890	44,302
Acxiom Corp.* (IT Services)	1,260	34,108
Adtalem Global Education, Inc.* (Diversified Consumer Services)	945	43,470
AECOM Technology Corp.* (Construction & Engineering)	2,520	98,557
AGCO Corp. (Machinery)	1,050	76,251
Akorn, Inc.* (Pharmaceuticals)	1,470	47,363
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,156	30,657
Alleghany Corp.* (Insurance)	210	131,816
Allegheny Technologies, Inc.* (Metals & Mining)	1,995	53,785
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,940	43,835
AMC Networks, Inc.*—Class A (Media)	840	43,336
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,205	84,804
American Eagle Outfitters, Inc. (Specialty Retail)	2,730	49,140
American Financial Group, Inc. (Insurance)	1,155	130,908
AptarGroup, Inc. (Containers & Packaging)	1,050	91,791
Aqua America, Inc. (Water Utilities)	2,835	102,655
ARRIS International PLC* (Communications Equipment)	2,835	71,725
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,470	119,570
Ashland Global Holdings, Inc. (Chemicals)	1,050	76,220
Aspen Insurance Holdings, Ltd. (Insurance)	945	35,296
Associated Banc-Corp. (Banks)	2,415	59,771
Atmos Energy Corp. (Gas Utilities)	1,785	147,977
AutoNation, Inc.* (Specialty Retail)	945	56,907
Avis Budget Group, Inc.* (Road & Rail)	1,155	51,929
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,995	84,788
Avon Products, Inc.* (Personal Products)	7,140	17,422
BancorpSouth Bank (Banks)	1,365	45,796
Bank of Hawaii Corp. (Banks)	735	61,497
Bank of the Ozarks, Inc. (Banks)	1,995	99,650
Bed Bath & Beyond, Inc. (Specialty Retail)	2,310	53,315
Belden, Inc. (Electronic Equipment, Instruments & Components)	630	53,405
Bemis Co., Inc. (Containers & Packaging)	1,470	68,708
Big Lots, Inc. (Multiline Retail)	735	44,674
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	315	81,437
Bio-Techne Corp. (Life Sciences Tools & Services)	630	88,383
Bioverativ, Inc.* (Biotechnology)	1,785	183,962
Black Hills Corp. (Multi-Utilities)	840	46,662
Blackbaud, Inc. (Software)	735	70,428
Brinker International, Inc. (Hotels, Restaurants & Leisure)	735	26,710
Broadridge Financial Solutions, Inc. (IT Services)	1,890	182,214
Brown & Brown, Inc. (Insurance)	1,890	99,187
Brunswick Corp. (Leisure Products)	1,470	92,287
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	210	32,970
Cable One, Inc. (Media)	105	74,133
Cabot Corp. (Chemicals)	1,050	71,022
CalAtlantic Group, Inc. (Household Durables)	1,260	70,724
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,255	36,944
Camden Property Trust (Equity Real Estate Investment Trusts)	1,470	127,243
Carlisle Cos., Inc. (Industrial Conglomerates)	1,050	119,921
Carpenter Technology Corp. (Metals & Mining)	735	37,779
Cars.com, Inc.* (Internet Software & Services)	1,155	34,292
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	735	88,421
Casey’s General Stores, Inc. (Food & Staples Retailing)	630	76,300
Catalent, Inc.* (Pharmaceuticals)	2,100	97,734
Cathay General Bancorp, Inc. (Banks)	1,260	55,112
CDK Global, Inc. (Software)	2,100	149,709
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	735	77,498
Chemical Financial Corp. (Banks)	1,155	67,464
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	210	54,390
Ciena Corp.* (Communications Equipment)	2,310	49,157
Cinemark Holdings, Inc. (Media)	1,680	61,824
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,050	52,049
Clean Harbors, Inc.* (Commercial Services & Supplies)	840	46,486
CNO Financial Group, Inc. (Insurance)	2,730	67,131
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,360	47,074
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,835	176,819
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	420	108,998
Commerce Bancshares, Inc. (Banks)	1,470	86,010
Commercial Metals Co. (Metals & Mining)	1,890	45,436
CommVault Systems, Inc.* (Software)	735	39,212
Compass Minerals International, Inc. (Metals & Mining)	525	38,273
Convergys Corp. (IT Services)	1,470	34,207
Cooper Tire & Rubber Co. (Auto Components)	840	32,844
Copart, Inc.* (Commercial Services & Supplies)	3,255	143,447
Core Laboratories N.V. (Energy Equipment & Services)	735	84,011
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,890	43,867
CoreLogic, Inc.* (IT Services)	1,365	64,646
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	525	56,868

See accompanying notes to the financial statements.

74 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,575	$42,998
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,825	61,425
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	420	74,122
Crane Co. (Machinery)	840	83,950
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,575	54,353
Cullen/Frost Bankers, Inc. (Banks)	945	100,557
Curtiss-Wright Corp. (Aerospace & Defense)	735	96,035
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	5,355	92,588
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,470	84,804
Dana Holding Corp. (Auto Components)	2,310	76,207
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,470	87,009
Dean Foods Co. (Food Products)	1,470	15,244
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	525	44,998
Delphi Technologies PLC* (Auto Components)	1,470	81,188
Deluxe Corp. (Commercial Services & Supplies)	735	54,588
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,050	18,564
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,365	42,943
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,260	23,247
Dillard’s, Inc.—Class A (Multiline Retail)	315	21,281
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	735	159,384
Domtar Corp. (Paper & Forest Products)	1,050	53,928
Donaldson Co., Inc. (Machinery)	2,100	106,386
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,625	101,509
Dril-Quip, Inc.* (Energy Equipment & Services)	630	32,540
DST Systems, Inc. (IT Services)	945	78,785
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,470	95,035
Dycom Industries, Inc.* (Construction & Engineering)	525	61,273
Eagle Materials, Inc. (Construction Materials)	735	82,357
East West Bancorp, Inc. (Banks)	2,310	152,251
Eaton Vance Corp. (Capital Markets)	1,890	109,242
Edgewell Personal Care Co.* (Personal Products)	945	53,355
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,260	41,618
EMCOR Group, Inc. (Construction & Engineering)	945	76,810
Encompass Health Corp. (Health Care Providers & Services)	1,575	83,349
Endo International PLC* (Pharmaceuticals)	3,255	22,492
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,575	82,262
Energizer Holdings, Inc. (Household Products)	945	55,018
EnerSys (Electrical Equipment)	630	44,295
Ensco PLCADR—Class A (Energy Equipment & Services)	7,035	41,507
EPR Properties (Equity Real Estate Investment Trusts)	1,050	62,013
Esterline Technologies Corp.* (Aerospace & Defense)	420	30,891
F.N.B. Corp. (Banks)	5,250	75,338
FactSet Research Systems, Inc. (Capital Markets)	630	126,435
Fair Isaac Corp. (Software)	525	90,647
Federated Investors, Inc.—Class B (Capital Markets)	1,575	54,621
First American Financial Corp. (Insurance)	1,785	105,440
First Horizon National Corp. (Banks)	5,250	104,265
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,890	58,325
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,365	91,687
Flowers Foods, Inc. (Food Products)	2,940	57,653
Fortinet, Inc.* (Software)	2,415	111,187
Fulton Financial Corp. (Banks)	2,835	51,597
GameStop Corp.—Class A (Specialty Retail)	1,680	28,241
GATX Corp. (Trading Companies & Distributors)	630	44,818
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	945	75,458
Gentex Corp. (Auto Components)	4,620	109,402
Genworth Financial, Inc.*—Class A (Insurance)	8,085	24,740
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,155	53,176
Graco, Inc. (Machinery)	2,835	132,677
Graham Holdings Co.—Class B (Diversified Consumer Services)	105	62,417
Granite Construction, Inc. (Construction & Engineering)	630	42,015
Great Plains Energy, Inc. (Electric Utilities)	3,465	107,831
Greif, Inc.—Class A (Containers & Packaging)	420	24,830
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,625	26,696
Halyard Health, Inc.* (Health Care Equipment & Supplies)	735	35,875
Hancock Holding Co. (Banks)	1,365	73,301
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,785	60,886
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,995	59,591
Helen of Troy, Ltd.* (Household Durables)	420	39,123
Herman Miller, Inc. (Commercial Services & Supplies)	945	38,273
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,680	80,438
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,050	89,597
HNI Corp. (Commercial Services & Supplies)	735	28,584
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,835	135,966
Home BancShares, Inc. (Banks)	2,520	60,505

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 75

Common Stocks, continued

	Shares	Value
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,625	$74,576
Hubbell, Inc. (Electrical Equipment)	840	114,198
IDACORP, Inc. (Electric Utilities)	840	72,475
IDEX Corp. (Machinery)	1,260	180,784
ILG, Inc. (Hotels, Restaurants & Leisure)	1,680	52,769
Ingredion, Inc. (Food Products)	1,155	165,903
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,100	62,790
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,155	73,908
InterDigital, Inc. (Communications Equipment)	525	40,976
International Bancshares Corp. (Banks)	840	34,860
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	420	19,488
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	630	158,729
ITT, Inc. (Machinery)	1,470	82,320
j2 Global, Inc. (Internet Software & Services)	735	58,793
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,835	72,094
Jack Henry & Associates, Inc. (IT Services)	1,260	157,072
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	525	47,770
Janus Henderson Group PLC (Capital Markets)	2,940	115,777
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,470	49,613
JetBlue Airways Corp.* (Airlines)	5,145	107,325
John Wiley & Sons, Inc.—Class A (Media)	735	46,599
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	735	114,917
KB Home (Household Durables)	1,365	43,025
KBR, Inc. (Construction & Engineering)	2,310	46,985
Kemper Corp. (Insurance)	840	54,474
Kennametal, Inc. (Machinery)	1,260	61,463
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,045	142,262
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,575	112,329
Kirby Corp.* (Marine)	840	62,916
KLX, Inc.* (Aerospace & Defense)	840	59,354
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,100	104,559
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,470	22,403
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,365	98,280
Lamb Weston Holding, Inc. (Food Products)	2,415	141,519
Lancaster Colony Corp. (Food Products)	315	40,446
Landstar System, Inc. (Road & Rail)	630	69,962
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,785	54,514
Legg Mason, Inc. (Capital Markets)	1,365	58,176
Leidos Holdings, Inc. (IT Services)	2,310	153,846
Lennox International, Inc. (Building Products)	630	137,283
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,415	100,005
Life Storage, Inc. (Equity Real Estate Investment Trusts)	735	61,079
LifePoint Health, Inc.* (Health Care Providers & Services)	630	31,154
Lincoln Electric Holdings, Inc. (Machinery)	1,050	102,449
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	315	68,462
LivaNova PLC* (Health Care Equipment & Supplies)	735	62,879
Live Nation Entertainment, Inc.* (Media)	2,205	99,357
LogMeIn, Inc. (Internet Software & Services)	840	105,672
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,310	68,399
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,470	29,503
Mallinckrodt PLC* (Pharmaceuticals)	1,575	28,445
Manhattan Associates, Inc.* (Software)	1,155	61,007
ManpowerGroup, Inc. (Professional Services)	1,050	137,959
MarketAxess Holdings, Inc. (Capital Markets)	630	123,612
Masimo Corp.* (Health Care Equipment & Supplies)	735	69,266
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,575	51,046
MAXIMUS, Inc. (IT Services)	1,050	71,589
MB Financial, Inc. (Banks)	1,365	58,395
MDU Resources Group, Inc. (Multi-Utilities)	3,150	83,412
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,880	76,910
Medidata Solutions, Inc.* (Health Care Technology)	945	64,364
MEDNAX, Inc.* (Health Care Providers & Services)	1,470	77,631
Mercury General Corp. (Insurance)	630	30,839
Meredith Corp. (Media)	630	41,668
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,890	116,783
Minerals Technologies, Inc. (Chemicals)	525	39,454
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	840	85,932
Molina Healthcare, Inc.* (Health Care Providers & Services)	735	67,150
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	630	75,046
MSA Safety, Inc. (Commercial Services & Supplies)	525	41,113
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	735	69,002
MSCI, Inc.—Class A (Capital Markets)	1,470	204,669
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,625	84,262
Murphy USA, Inc.* (Specialty Retail)	525	44,788
Nabors Industries, Ltd. (Energy Equipment & Services)	5,145	40,337
National Fuel Gas Co. (Gas Utilities)	1,365	76,099
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,785	89,143
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,415	95,827

See accompanying notes to the financial statements.

76 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,995	$74,832
NetScout Systems, Inc.* (Communications Equipment)	1,365	38,903
New Jersey Resources Corp. (Gas Utilities)	1,365	52,962
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,875	111,510
NewMarket Corp. (Chemicals)	105	41,747
Nordson Corp. (Machinery)	840	120,725
NorthWestern Corp. (Multi-Utilities)	735	39,940
NOW, Inc.* (Trading Companies & Distributors)	1,785	21,045
Nu Skin Enterprises, Inc.—Class A (Personal Products)	840	60,345
NuVasive, Inc.* (Health Care Equipment & Supplies)	840	41,051
NVR, Inc.* (Household Durables)	105	333,707
Oceaneering International, Inc. (Energy Equipment & Services)	1,575	32,571
Office Depot, Inc. (Specialty Retail)	8,295	26,959
OGE Energy Corp. (Electric Utilities)	3,255	104,811
Old Dominion Freight Line, Inc. (Road & Rail)	1,155	169,149
Old Republic International Corp. (Insurance)	3,990	85,745
Olin Corp. (Chemicals)	2,730	101,774
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,255	88,015
ONE Gas, Inc. (Gas Utilities)	840	59,497
Orbital ATK, Inc. (Aerospace & Defense)	945	124,646
Oshkosh Corp. (Machinery)	1,260	114,307
Owens & Minor, Inc. (Health Care Providers & Services)	945	19,902
Owens-Illinois, Inc.* (Containers & Packaging)	2,625	60,953
PacWest Bancorp (Banks)	2,100	110,103
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	420	27,254
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,570	84,322
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,785	57,709
Pinnacle Financial Partners, Inc. (Banks)	1,155	73,112
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,045	42,965
Plantronics, Inc. (Communications Equipment)	525	30,970
PNM Resources, Inc. (Electric Utilities)	1,260	48,006
Polaris Industries, Inc. (Leisure Products)	945	106,794
PolyOne Corp. (Chemicals)	1,260	54,760
Pool Corp. (Distributors)	630	85,201
Post Holdings, Inc.* (Food Products)	1,050	79,454
Potlatch Corp. (Equity Real Estate Investment Trusts)	630	33,327
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	840	35,137
Primerica, Inc. (Insurance)	735	74,235
Prosperity Bancshares, Inc. (Banks)	1,155	87,549
PTC, Inc.* (Software)	1,890	137,365
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,885	36,364
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,470	19,845
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,100	68,166
Regal Beloit Corp. (Electrical Equipment)	735	57,257
Reinsurance Group of America, Inc. (Insurance)	1,050	164,482
Reliance Steel & Aluminum Co. (Metals & Mining)	1,155	101,166
RenaissanceRe Holdings, Ltd. (Insurance)	630	80,098
Rollins, Inc. (Commercial Services & Supplies)	1,575	77,711
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	1,890	27,821
Royal Gold, Inc. (Metals & Mining)	1,050	93,450
RPM International, Inc. (Chemicals)	2,205	115,100
Ryder System, Inc. (Road & Rail)	840	73,105
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,835	51,314
Sabre Corp. (IT Services)	3,360	69,787
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,100	34,881
Sanderson Farms, Inc. (Food Products)	315	39,974
Science Applications International Corp. (IT Services)	735	56,338
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	840	39,186
SEI Investments Co. (Capital Markets)	2,100	157,815
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,885	67,327
Sensient Technologies Corp. (Chemicals)	735	52,810
Service Corp. International (Diversified Consumer Services)	3,045	121,709
Signature Bank* (Banks)	840	129,360
Silgan Holdings, Inc. (Containers & Packaging)	1,155	34,523
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	735	70,707
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,260	85,125
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,205	90,823
SLM Corp.* (Consumer Finance)	7,035	80,480
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,680	39,228
Snyder’s-Lance, Inc. (Food Products)	1,365	68,223
Sonoco Products Co. (Containers & Packaging)	1,575	85,538
Sotheby’s*—Class A (Diversified Consumer Services)	630	33,239
Southwest Gas Corp. (Gas Utilities)	735	54,081
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	8,295	35,171
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,995	55,720
Steel Dynamics, Inc. (Metals & Mining)	3,780	171,612
STERIS PLC (Health Care Equipment & Supplies)	1,365	124,106
Sterling Bancorp (Banks)	3,675	90,956
Stifel Financial Corp. (Capital Markets)	1,155	77,986
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,520	26,334

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 77

Common Stocks, continued

	Shares	Value
SVB Financial Group* (Banks)	840	$207,101
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	525	22,754
Syneos Health, Inc.* (Life Sciences Tools & Services)	945	36,241
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	420	51,547
Synovus Financial Corp. (Banks)	1,890	95,237
Take-Two Interactive Software, Inc.* (Software)	1,890	239,405
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,575	39,659
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	945	58,259
TCF Financial Corp. (Banks)	2,730	58,559
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	525	52,642
TEGNA, Inc. (Media)	3,465	50,139
Teledyne Technologies, Inc.* (Aerospace & Defense)	525	100,233
Teleflex, Inc. (Health Care Equipment & Supplies)	735	204,147
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,470	40,322
Tempur Sealy International, Inc.* (Household Durables)	735	43,835
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,260	23,789
Teradata Corp.* (IT Services)	1,995	80,798
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,150	144,395
Terex Corp. (Machinery)	1,260	59,245
Texas Capital Bancshares, Inc.* (Banks)	840	79,632
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,050	61,656
The Boston Beer Co., Inc.*—Class A (Beverages)	105	19,934
The Brink’s Co. (Commercial Services & Supplies)	840	70,056
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	735	36,155
The Chemours Co. (Chemicals)	3,045	157,182
The Dun & Bradstreet Corp. (Professional Services)	630	77,950
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,995	44,987
The Hain Celestial Group, Inc.* (Food Products)	1,680	64,075
The Hanover Insurance Group, Inc. (Insurance)	735	83,165
The Michaels Cos., Inc.* (Specialty Retail)	1,785	47,963
The New York Times Co.—Class A (Media)	1,995	46,384
The Scotts Miracle-Gro Co.—Class A (Chemicals)	630	56,870
The Timken Co. (Machinery)	1,155	60,695
The Toro Co. (Machinery)	1,785	117,185
The Ultimate Software Group, Inc.* (Software)	420	97,814
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,940	47,569
Thor Industries, Inc. (Automobiles)	840	114,794
Toll Brothers, Inc. (Household Durables)	2,415	112,491
Tootsie Roll Industries, Inc. (Food Products)	315	11,277
Transocean, Ltd.* (Energy Equipment & Services)	6,300	67,977
TreeHouse Foods, Inc.* (Food Products)	945	44,566
TRI Pointe Group, Inc.* (Household Durables)	2,415	39,389
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	4,095	180,589
Trinity Industries, Inc. (Machinery)	2,415	83,245
Trustmark Corp. (Banks)	1,050	33,380
Tupperware Brands Corp. (Household Durables)	840	48,518
Tyler Technologies, Inc.* (Software)	525	105,793
UGI Corp. (Gas Utilities)	2,835	129,758
UMB Financial Corp. (Banks)	735	55,992
Umpqua Holdings Corp. (Banks)	3,570	77,291
United Bankshares, Inc. (Banks)	1,680	61,824
United Natural Foods, Inc.* (Food & Staples Retailing)	840	39,984
United States Steel Corp. (Metals & Mining)	2,835	106,057
United Therapeutics Corp.* (Biotechnology)	735	94,815
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,625	41,554
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,680	39,278
Urban Outfitters, Inc.* (Specialty Retail)	1,260	42,979
Valley National Bancorp (Banks)	4,305	54,114
Valmont Industries, Inc. (Construction & Engineering)	315	51,534
Valvoline, Inc. (Chemicals)	3,255	80,236
Vectren Corp. (Multi-Utilities)	1,365	82,760
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,785	31,559
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,785	65,688
ViaSat, Inc.* (Communications Equipment)	840	63,521
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,100	46,095
W.R. Berkley Corp. (Insurance)	1,575	114,944
Wabtec Corp. (Machinery)	1,365	110,620
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,365	49,004
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,045	20,036
Watsco, Inc. (Trading Companies & Distributors)	525	94,390
Webster Financial Corp. (Banks)	1,470	83,231
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,890	55,850
WellCare Health Plans, Inc.* (Health Care Providers & Services)	735	154,628
Werner Enterprises, Inc. (Road & Rail)	735	29,915
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,155	115,731
Westar Energy, Inc. (Electric Utilities)	2,310	119,335
WEX, Inc.* (IT Services)	630	97,530
WGL Holdings, Inc. (Gas Utilities)	840	70,745
Williams-Sonoma, Inc. (Specialty Retail)	1,260	64,549
Wintrust Financial Corp. (Banks)	945	81,176

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Woodward, Inc. (Machinery)	840	$65,117
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,050	29,285
Worthington Industries, Inc. (Metals & Mining)	735	34,369
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,405	94,345
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	840	103,454
TOTAL COMMON STOCKS (Cost $21,528,240)		29,705,014

Repurchase Agreements(a)(b) (54.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $34,646,176	$34,645,000	$34,645,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,645,000)		34,645,000
TOTAL INVESTMENT SECURITIES (Cost $56,173,240)—100.7%		64,350,014
Net other assets (liabilities)—(0.7)%		(478,601)
NET ASSETS—100.0%		$63,871,413

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $3,505,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	12	3/19/18	$2,250,084	$2,345,160	$95,076

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/27/18	1.92%	$15,015,943	$14,829,022	$(185,645)
S&P MidCap 400	UBS AG	2/27/18	1.92%	17,294,423	17,062,162	(230,583)
				$32,310,366	$31,891,184	$(416,228)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Mid-Cap ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$411,159	0.6%
Airlines	107,325	0.2%
Auto Components	299,641	0.5%
Automobiles	114,794	0.2%
Banks	2,564,985	4.1%
Beverages	19,934	NM
Biotechnology	278,777	0.4%
Building Products	137,283	0.2%
Capital Markets	1,102,241	1.7%
Chemicals	847,176	1.3%
Commercial Services & Supplies	543,223	0.9%
Communications Equipment	295,252	0.5%
Construction & Engineering	377,174	0.6%
Construction Materials	82,357	0.1%
Consumer Finance	80,480	0.1%
Containers & Packaging	366,343	0.6%
Distributors	85,201	0.1%
Diversified Consumer Services	260,835	0.4%
Electric Utilities	513,344	0.8%
Electrical Equipment	215,750	0.3%
Electronic Equipment, Instruments & Components	1,562,558	2.4%
Energy Equipment & Services	455,984	0.7%
Equity Real Estate Investment Trusts	2,372,764	3.7%
Food & Staples Retailing	172,004	0.3%
Food Products	728,335	1.1%
Gas Utilities	591,119	0.9%
Health Care Equipment & Supplies	943,878	1.5%
Health Care Providers & Services	504,122	0.8%
Health Care Technology	108,199	0.2%
Hotels, Restaurants & Leisure	859,584	1.3%
Household Durables	730,813	1.1%
Household Products	55,018	0.1%
Industrial Conglomerates	119,921	0.2%
Insurance	1,282,499	2.0%
Internet Software & Services	198,757	0.3%
IT Services	1,080,920	1.7%
Leisure Products	199,081	0.3%
Life Sciences Tools & Services	283,559	0.4%
Machinery	1,557,419	2.4%
Marine	62,916	0.1%
Media	463,440	0.7%
Metals & Mining	681,927	1.1%
Multiline Retail	65,955	0.1%
Multi-Utilities	252,774	0.4%
Oil, Gas & Consumable Fuels	756,353	1.2%
Paper & Forest Products	122,327	0.2%
Personal Products	131,122	0.2%
Pharmaceuticals	231,171	0.4%
Professional Services	215,909	0.3%
Real Estate Management & Development	145,574	0.2%
Road & Rail	574,077	0.9%
Semiconductors & Semiconductor Equipment	934,772	1.5%
Software	1,146,868	1.8%
Specialty Retail	535,600	0.8%
Technology Hardware, Storage & Peripherals	117,433	0.2%
Textiles, Apparel & Luxury Goods	224,242	0.4%
Thrifts & Mortgage Finance	160,514	0.3%
Trading Companies & Distributors	229,255	0.4%
Water Utilities	102,655	0.2%
Wireless Telecommunication Services	40,322	0.1%
Other**	34,166,399	53.5%
Total	$63,871,413	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

80 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (100.5%)

	Shares	Value
ABIOMED, Inc.* (Health Care Equipment & Supplies)	568	$133,480
ACI Worldwide, Inc.* (Software)	852	19,971
Acxiom Corp.* (IT Services)	497	13,454
Akorn, Inc.* (Pharmaceuticals)	1,349	43,465
Alexander & Baldwin, Inc. (Real Estate Management & Development)	235	6,232
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,349	20,114
AMC Networks, Inc.*—Class A (Media)	426	21,977
American Eagle Outfitters, Inc. (Specialty Retail)	1,420	25,560
AptarGroup, Inc. (Containers & Packaging)	426	37,241
Aqua America, Inc. (Water Utilities)	1,562	56,560
BancorpSouth Bank (Banks)	568	19,056
Bank of Hawaii Corp. (Banks)	284	23,762
Bank of the Ozarks, Inc. (Banks)	1,704	85,115
Belden, Inc. (Electronic Equipment, Instruments & Components)	284	24,075
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	284	73,423
Bio-Techne Corp. (Life Sciences Tools & Services)	568	79,685
Bioverativ, Inc.* (Biotechnology)	1,562	160,980
Blackbaud, Inc. (Software)	710	68,032
Broadridge Financial Solutions, Inc. (IT Services)	1,633	157,437
Brown & Brown, Inc. (Insurance)	1,065	55,891
Brunswick Corp. (Leisure Products)	568	35,659
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	142	22,294
Cable One, Inc. (Media)	71	50,128
CalAtlantic Group, Inc. (Household Durables)	639	35,867
Camden Property Trust (Equity Real Estate Investment Trusts)	710	61,458
Carlisle Cos., Inc. (Industrial Conglomerates)	426	48,653
Cars.com, Inc.* (Internet Software & Services)	568	16,864
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	497	59,789
Catalent, Inc.* (Pharmaceuticals)	1,917	89,216
Cathay General Bancorp, Inc. (Banks)	710	31,055
CDK Global, Inc. (Software)	1,846	131,601
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	710	74,862
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	213	55,167
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	923	45,753
CNO Financial Group, Inc. (Insurance)	2,414	59,360
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,485	154,988
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	355	92,130
Commerce Bancshares, Inc. (Banks)	710	41,542
CommVault Systems, Inc.* (Software)	284	15,151
Copart, Inc.* (Commercial Services & Supplies)	2,840	125,158
Core Laboratories N.V. (Energy Equipment & Services)	284	32,461
CoreLogic, Inc.* (IT Services)	1,207	57,164
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	497	53,835
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	639	17,445
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,195	28,755
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	142	25,060
Crane Co. (Machinery)	284	28,383
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	639	22,052
Cullen/Frost Bankers, Inc. (Banks)	426	45,331
Curtiss-Wright Corp. (Aerospace & Defense)	355	46,384
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,982	51,559
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	568	32,768
Dana Holding Corp. (Auto Components)	1,349	44,504
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,349	79,846
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	213	18,256
Delphi Technologies PLC* (Auto Components)	1,278	70,583
Deluxe Corp. (Commercial Services & Supplies)	355	26,366
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	639	138,566
Donaldson Co., Inc. (Machinery)	1,136	57,550
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,420	54,911
DST Systems, Inc. (IT Services)	355	29,596
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,278	82,623
Dycom Industries, Inc.* (Construction & Engineering)	426	49,719
Eagle Materials, Inc. (Construction Materials)	710	79,556
East West Bancorp, Inc. (Banks)	2,059	135,709
Eaton Vance Corp. (Capital Markets)	1,704	98,491
Encompass Health Corp. (Health Care Providers & Services)	1,420	75,146
Energizer Holdings, Inc. (Household Products)	355	20,668
FactSet Research Systems, Inc. (Capital Markets)	568	113,992
Fair Isaac Corp. (Software)	426	73,553
Federated Investors, Inc.—Class B (Capital Markets)	1,349	46,783
First American Financial Corp. (Insurance)	852	50,328
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,704	52,585
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	568	38,153
Flowers Foods, Inc. (Food Products)	1,207	23,669
Fortinet, Inc.* (Software)	2,130	98,065
Gentex Corp. (Auto Components)	2,485	58,845
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,065	49,033

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 81

Common Stocks, continued

	Shares	Value
Graco, Inc. (Machinery)	2,343	$109,652
Granite Construction, Inc. (Construction & Engineering)	284	18,940
Hancock Holding Co. (Banks)	568	30,502
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	923	27,570
Helen of Troy, Ltd.* (Household Durables)	213	19,841
Herman Miller, Inc. (Commercial Services & Supplies)	852	34,506
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	639	30,595
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	923	78,760
Home BancShares, Inc. (Banks)	1,065	25,571
Hubbell, Inc. (Electrical Equipment)	426	57,915
IDACORP, Inc. (Electric Utilities)	355	30,629
IDEX Corp. (Machinery)	1,065	152,807
ILG, Inc. (Hotels, Restaurants & Leisure)	1,065	33,452
Ingredion, Inc. (Food Products)	497	71,389
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,917	57,318
Interactive Brokers Group, Inc.—Class A (Capital Markets)	994	63,606
InterDigital, Inc. (Communications Equipment)	497	38,791
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	568	143,108
ITT, Inc. (Machinery)	639	35,784
j2 Global, Inc. (Internet Software & Services)	710	56,793
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,485	63,194
Jack Henry & Associates, Inc. (IT Services)	1,136	141,614
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	284	25,841
Janus Henderson Group PLC (Capital Markets)	2,556	100,655
John Wiley & Sons, Inc.—Class A (Media)	213	13,504
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	426	66,605
KB Home (Household Durables)	1,207	38,045
Kemper Corp. (Insurance)	710	46,044
Kennametal, Inc. (Machinery)	497	24,244
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,278	59,708
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	852	60,765
KLX, Inc.* (Aerospace & Defense)	710	50,169
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	923	45,956
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,207	86,903
Lamb Weston Holding, Inc. (Food Products)	2,059	120,656
Lancaster Colony Corp. (Food Products)	142	18,233
Landstar System, Inc. (Road & Rail)	426	47,307
Lennox International, Inc. (Building Products)	568	123,773
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,065	44,102
Life Storage, Inc. (Equity Real Estate Investment Trusts)	355	29,501
Lincoln Electric Holdings, Inc. (Machinery)	497	48,492
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	355	77,156
LivaNova PLC* (Health Care Equipment & Supplies)	639	54,666
Live Nation Entertainment, Inc.* (Media)	1,917	86,380
LogMeIn, Inc. (Internet Software & Services)	781	98,250
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,059	60,967
Manhattan Associates, Inc.* (Software)	568	30,002
MarketAxess Holdings, Inc. (Capital Markets)	568	111,447
Masimo Corp.* (Health Care Equipment & Supplies)	710	66,910
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	568	18,409
MAXIMUS, Inc. (IT Services)	923	62,930
MB Financial, Inc. (Banks)	639	27,336
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,840	37,147
Medidata Solutions, Inc.* (Health Care Technology)	852	58,029
Meredith Corp. (Media)	284	18,784
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,704	105,290
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	781	79,896
Molina Healthcare, Inc.* (Health Care Providers & Services)	284	25,946
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	568	67,660
MSA Safety, Inc. (Commercial Services & Supplies)	284	22,240
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	284	26,662
MSCI, Inc.—Class A (Capital Markets)	1,278	177,937
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,562	78,006
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	923	36,625
NewMarket Corp. (Chemicals)	71	28,229
Nordson Corp. (Machinery)	710	102,041
Nu Skin Enterprises, Inc.—Class A (Personal Products)	284	20,403
NuVasive, Inc.* (Health Care Equipment & Supplies)	426	20,819
NVR, Inc.* (Household Durables)	71	225,650
Old Dominion Freight Line, Inc. (Road & Rail)	994	145,571
Olin Corp. (Chemicals)	1,349	50,291
ONE Gas, Inc. (Gas Utilities)	284	20,116
Orbital ATK, Inc. (Aerospace & Defense)	852	112,379
Oshkosh Corp. (Machinery)	497	45,088
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	142	9,214
Pinnacle Financial Partners, Inc. (Banks)	639	40,449
Plantronics, Inc. (Communications Equipment)	284	16,753
PNM Resources, Inc. (Electric Utilities)	710	27,051
Polaris Industries, Inc. (Leisure Products)	852	96,285
PolyOne Corp. (Chemicals)	710	30,857
Pool Corp. (Distributors)	568	76,816

See accompanying notes to the financial statements.

82 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Potlatch Corp. (Equity Real Estate Investment Trusts)	355	$18,780
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	497	20,790
Primerica, Inc. (Insurance)	639	64,538
PTC, Inc.* (Software)	994	72,244
Quality Care Properties* (Equity Real Estate Investment Trusts)	426	5,751
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,136	36,875
RenaissanceRe Holdings, Ltd. (Insurance)	284	36,108
Rollins, Inc. (Commercial Services & Supplies)	1,349	66,560
Royal Gold, Inc. (Metals & Mining)	923	82,147
RPM International, Inc. (Chemicals)	852	44,474
Sabre Corp. (IT Services)	1,278	26,544
Sanderson Farms, Inc. (Food Products)	213	27,030
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	781	36,434
SEI Investments Co. (Capital Markets)	1,846	138,727
Sensient Technologies Corp. (Chemicals)	284	20,405
Service Corp. International (Diversified Consumer Services)	2,698	107,839
Signature Bank* (Banks)	284	43,736
Silgan Holdings, Inc. (Containers & Packaging)	426	12,733
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	639	61,472
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,136	76,748
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,917	78,962
SLM Corp.* (Consumer Finance)	4,189	47,922
Sotheby’s*—Class A (Diversified Consumer Services)	497	26,222
Southwest Gas Corp. (Gas Utilities)	355	26,122
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,775	49,576
STERIS PLC (Health Care Equipment & Supplies)	710	64,553
Sterling Bancorp (Banks)	2,130	52,718
SVB Financial Group* (Banks)	781	192,556
Synovus Financial Corp. (Banks)	1,704	85,865
Take-Two Interactive Software, Inc.* (Software)	1,065	134,905
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	568	14,302
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	355	21,886
Teledyne Technologies, Inc.* (Aerospace & Defense)	497	94,887
Teleflex, Inc. (Health Care Equipment & Supplies)	639	177,482
Tempur Sealy International, Inc.* (Household Durables)	284	16,938
Tenet Healthcare Corp.* (Health Care Providers & Services)	497	9,383
Teradata Corp.* (IT Services)	1,065	43,133
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,769	126,931
Terex Corp. (Machinery)	497	23,369
Texas Capital Bancshares, Inc.* (Banks)	710	67,308
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	639	37,522
The Boston Beer Co., Inc.*—Class A (Beverages)	71	13,479
The Brink’s Co. (Commercial Services & Supplies)	710	59,214
The Chemours Co. (Chemicals)	2,627	135,605
The Dun & Bradstreet Corp. (Professional Services)	284	35,139
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	923	20,814
The Hain Celestial Group, Inc.* (Food Products)	568	21,664
The New York Times Co.—Class A (Media)	1,775	41,269
The Scotts Miracle-Gro Co.—Class A (Chemicals)	284	25,637
The Timken Co. (Machinery)	497	26,117
The Toro Co. (Machinery)	1,562	102,545
The Ultimate Software Group, Inc.* (Software)	426	99,211
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,349	21,827
Thor Industries, Inc. (Automobiles)	710	97,029
Toll Brothers, Inc. (Household Durables)	2,130	99,215
Tootsie Roll Industries, Inc. (Food Products)	142	5,084
TRI Pointe Group, Inc.* (Household Durables)	2,130	34,740
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,621	159,685
Tupperware Brands Corp. (Household Durables)	284	16,404
Tyler Technologies, Inc.* (Software)	497	100,150
United Therapeutics Corp.* (Biotechnology)	426	54,954
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,136	17,983
Urban Edge Properties (Equity Real Estate Investment Trusts)	852	19,920
Valmont Industries, Inc. (Construction & Engineering)	142	23,231
Valvoline, Inc. (Chemicals)	1,704	42,004
Vectren Corp. (Multi-Utilities)	781	47,352
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,562	57,482
ViaSat, Inc.* (Communications Equipment)	284	21,476
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	923	20,260
Wabtec Corp. (Machinery)	497	40,277
Washington Federal, Inc. (Thrifts & Mortgage Finance)	497	17,842
Watsco, Inc. (Trading Companies & Distributors)	213	38,295
Webster Financial Corp. (Banks)	781	44,220
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	639	18,882
WellCare Health Plans, Inc.* (Health Care Providers & Services)	426	89,623
Werner Enterprises, Inc. (Road & Rail)	355	14,449
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	639	64,028

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 83

Common Stocks, continued

	Shares	Value
WEX, Inc.* (IT Services)	568	$87,932
WGL Holdings, Inc. (Gas Utilities)	284	23,918
Wintrust Financial Corp. (Banks)	426	36,593
Woodward, Inc. (Machinery)	426	33,024
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	781	96,188
TOTAL COMMON STOCKS (Cost $10,334,799)		13,767,263
TOTAL INVESTMENT SECURITIES (Cost $10,334,799)—100.5%		13,767,263
Net other assets (liabilities)—(0.5)%		(65,698)
NET ASSETS—100.0%		$13,701,565

*	Non-income producing security.

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$303,819	2.2%
Auto Components	173,932	1.3%
Automobiles	97,029	0.7%
Banks	1,028,424	7.4%
Beverages	13,479	0.1%
Biotechnology	215,934	1.6%
Building Products	123,773	0.9%
Capital Markets	851,638	6.2%
Chemicals	377,502	2.8%
Commercial Services & Supplies	334,044	2.4%
Communications Equipment	77,020	0.6%
Construction & Engineering	91,890	0.7%
Construction Materials	79,556	0.6%
Consumer Finance	47,922	0.3%
Containers & Packaging	49,974	0.4%
Distributors	76,816	0.6%
Diversified Consumer Services	134,061	1.0%
Electric Utilities	57,680	0.4%
Electrical Equipment	57,915	0.4%
Electronic Equipment, Instruments & Components	968,499	7.0%
Energy Equipment & Services	32,461	0.2%
Equity Real Estate Investment Trusts	910,004	6.6%
Food & Staples Retailing	49,576	0.4%
Food Products	287,725	2.1%
Gas Utilities	70,155	0.5%
Health Care Equipment & Supplies	709,731	5.2%
Health Care Providers & Services	200,098	1.5%
Health Care Technology	78,143	0.6%
Hotels, Restaurants & Leisure	564,749	4.1%
Household Durables	486,700	3.6%
Household Products	20,668	0.2%
Industrial Conglomerates	48,653	0.4%
Insurance	312,269	2.3%
Internet Software & Services	171,907	1.3%
IT Services	619,804	4.5%
Leisure Products	131,944	1.0%
Life Sciences Tools & Services	227,970	1.7%
Machinery	829,372	6.1%
Media	232,042	1.7%
Metals & Mining	82,147	0.6%
Multi-Utilities	47,352	0.3%
Oil, Gas & Consumable Fuels	18,409	0.1%
Paper & Forest Products	60,967	0.4%
Personal Products	20,403	0.1%
Pharmaceuticals	153,471	1.1%
Professional Services	35,139	0.3%
Real Estate Management & Development	72,837	0.5%
Road & Rail	253,283	1.8%
Semiconductors & Semiconductor Equipment	713,566	5.2%
Software	842,885	6.2%
Specialty Retail	25,560	0.2%
Textiles, Apparel & Luxury Goods	157,007	1.1%
Thrifts & Mortgage Finance	17,842	0.1%
Trading Companies & Distributors	64,957	0.5%
Water Utilities	56,560	0.4%
Other**	(65,698)	(0.5)%
Total	$13,701,565	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

84 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (99.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,014	$10,383
Aaron’s, Inc. (Specialty Retail)	546	22,326
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	728	24,810
ACI Worldwide, Inc.* (Software)	520	12,189
Acxiom Corp.* (IT Services)	390	10,557
Adtalem Global Education, Inc.* (Diversified Consumer Services)	546	25,116
AECOM Technology Corp.* (Construction & Engineering)	1,378	53,893
AGCO Corp. (Machinery)	572	41,539
Alexander & Baldwin, Inc. (Real Estate Management & Development)	521	13,817
Alleghany Corp.* (Insurance)	130	81,601
Allegheny Technologies, Inc.* (Metals & Mining)	1,118	30,141
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	754	11,242
AMC Networks, Inc.*—Class A (Media)	156	8,048
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,196	45,998
American Eagle Outfitters, Inc. (Specialty Retail)	598	10,764
American Financial Group, Inc. (Insurance)	598	67,777
AptarGroup, Inc. (Containers & Packaging)	286	25,002
Aqua America, Inc. (Water Utilities)	598	21,654
ARRIS International PLC* (Communications Equipment)	1,560	39,469
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	780	63,446
Ashland Global Holdings, Inc. (Chemicals)	546	39,634
Aspen Insurance Holdings, Ltd. (Insurance)	520	19,422
Associated Banc-Corp. (Banks)	1,326	32,819
Atmos Energy Corp. (Gas Utilities)	962	79,749
AutoNation, Inc.* (Specialty Retail)	520	31,314
Avis Budget Group, Inc.* (Road & Rail)	624	28,055
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,066	45,305
Avon Products, Inc.* (Personal Products)	3,874	9,453
BancorpSouth Bank (Banks)	390	13,085
Bank of Hawaii Corp. (Banks)	182	15,228
Bed Bath & Beyond, Inc. (Specialty Retail)	1,248	28,804
Belden, Inc. (Electronic Equipment, Instruments & Components)	208	17,632
Bemis Co., Inc. (Containers & Packaging)	806	37,672
Big Lots, Inc. (Multiline Retail)	364	22,124
Black Hills Corp. (Multi-Utilities)	468	25,997
Brinker International, Inc. (Hotels, Restaurants & Leisure)	416	15,117
Brown & Brown, Inc. (Insurance)	364	19,103
Brunswick Corp. (Leisure Products)	416	26,116
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	52	8,164
Cable One, Inc. (Media)	26	18,357
Cabot Corp. (Chemicals)	546	36,931
CalAtlantic Group, Inc. (Household Durables)	286	16,052
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,768	20,067
Camden Property Trust (Equity Real Estate Investment Trusts)	390	33,758
Carlisle Cos., Inc. (Industrial Conglomerates)	286	32,664
Carpenter Technology Corp. (Metals & Mining)	416	21,382
Cars.com, Inc.* (Internet Software & Services)	286	8,491
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	130	15,639
Casey’s General Stores, Inc. (Food & Staples Retailing)	338	40,935
Cathay General Bancorp, Inc. (Banks)	260	11,372
Chemical Financial Corp. (Banks)	624	36,448
Ciena Corp.* (Communications Equipment)	1,248	26,557
Cinemark Holdings, Inc. (Media)	936	34,444
Clean Harbors, Inc.* (Commercial Services & Supplies)	468	25,900
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,820	25,498
Commerce Bancshares, Inc. (Banks)	390	22,819
Commercial Metals Co. (Metals & Mining)	1,014	24,377
CommVault Systems, Inc.* (Software)	182	9,710
Compass Minerals International, Inc. (Metals & Mining)	286	20,849
Convergys Corp. (IT Services)	806	18,756
Cooper Tire & Rubber Co. (Auto Components)	442	17,282
Core Laboratories N.V. (Energy Equipment & Services)	234	26,746
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,040	24,138
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	494	13,486
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,742	15,678
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	130	22,943
Crane Co. (Machinery)	260	25,984
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	468	16,151
Cullen/Frost Bankers, Inc. (Banks)	234	24,900
Curtiss-Wright Corp. (Aerospace & Defense)	156	20,383
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,118	19,330
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	468	26,999
Dana Holding Corp. (Auto Components)	468	15,439
Dean Foods Co. (Food Products)	806	8,358
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	130	11,142
Deluxe Corp. (Commercial Services & Supplies)	208	15,448
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	572	10,113
Dick’s Sporting Goods, Inc. (Specialty Retail)	728	22,903
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	676	12,472
Dillard’s, Inc.—Class A (Multiline Retail)	182	12,296
Domtar Corp. (Paper & Forest Products)	546	28,043
Donaldson Co., Inc. (Machinery)	442	22,392
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	520	20,108

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 85

Common Stocks, continued

	Shares	Value
Dril-Quip, Inc.* (Energy Equipment & Services)	338	$17,458
DST Systems, Inc. (IT Services)	312	26,011
Edgewell Personal Care Co.* (Personal Products)	494	27,890
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	676	22,328
EMCOR Group, Inc. (Construction & Engineering)	520	42,266
Endo International PLC* (Pharmaceuticals)	1,768	12,217
Energen Corp.* (Oil, Gas & Consumable Fuels)	858	44,813
Energizer Holdings, Inc. (Household Products)	312	18,165
EnerSys (Electrical Equipment)	364	25,593
Ensco PLCADR—Class A (Energy Equipment & Services)	3,848	22,703
EPR Properties (Equity Real Estate Investment Trusts)	572	33,782
Esterline Technologies Corp.* (Aerospace & Defense)	234	17,211
F.N.B. Corp. (Banks)	2,834	40,668
First American Financial Corp. (Insurance)	416	24,573
First Horizon National Corp. (Banks)	2,860	56,799
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	364	24,450
Flowers Foods, Inc. (Food Products)	884	17,335
Fulton Financial Corp. (Banks)	1,534	27,919
GameStop Corp.—Class A (Specialty Retail)	884	14,860
GATX Corp. (Trading Companies & Distributors)	338	24,046
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	546	43,599
Gentex Corp. (Auto Components)	962	22,781
Genworth Financial, Inc.*—Class A (Insurance)	4,394	13,446
Graham Holdings Co.—Class B (Diversified Consumer Services)	52	30,911
Granite Construction, Inc. (Construction & Engineering)	156	10,404
Great Plains Energy, Inc. (Electric Utilities)	1,898	59,066
Greif, Inc.—Class A (Containers & Packaging)	234	13,834
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,456	14,808
Halyard Health, Inc.* (Health Care Equipment & Supplies)	416	20,305
Hancock Holding Co. (Banks)	416	22,339
Hawaiian Electric Industries, Inc. (Electric Utilities)	962	32,814
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	546	16,309
Helen of Troy, Ltd.* (Household Durables)	130	12,110
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	494	23,653
HNI Corp. (Commercial Services & Supplies)	390	15,167
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,560	74,817
Home BancShares, Inc. (Banks)	728	17,479
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,456	41,365
Hubbell, Inc. (Electrical Equipment)	234	31,812
IDACORP, Inc. (Electric Utilities)	208	17,946
ILG, Inc. (Hotels, Restaurants & Leisure)	260	8,167
Ingredion, Inc. (Food Products)	338	48,551
International Bancshares Corp. (Banks)	468	19,422
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	208	9,651
ITT, Inc. (Machinery)	364	20,384
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	78	7,097
JBG Smith Properties (Equity Real Estate Investment Trusts)	832	28,080
JetBlue Airways Corp.* (Airlines)	2,808	58,575
John Wiley & Sons, Inc.—Class A (Media)	234	14,836
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	156	24,391
KBR, Inc. (Construction & Engineering)	1,222	24,855
Kennametal, Inc. (Machinery)	416	20,292
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	832	38,871
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	338	24,106
Kirby Corp.* (Marine)	468	35,053
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	572	28,480
Knowles Corp.* (Electronic Equipment, Instruments & Components)	780	11,887
Lancaster Colony Corp. (Food Products)	78	10,015
Landstar System, Inc. (Road & Rail)	104	11,549
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	988	30,174
Legg Mason, Inc. (Capital Markets)	754	32,135
Leidos Holdings, Inc. (IT Services)	1,248	83,116
Liberty Property Trust (Equity Real Estate Investment Trusts)	650	26,917
Life Storage, Inc. (Equity Real Estate Investment Trusts)	208	17,285
LifePoint Health, Inc.* (Health Care Providers & Services)	338	16,714
Lincoln Electric Holdings, Inc. (Machinery)	260	25,368
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	780	15,655
Mallinckrodt PLC* (Pharmaceuticals)	832	15,026
Manhattan Associates, Inc.* (Software)	234	12,360
ManpowerGroup, Inc. (Professional Services)	572	75,155
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	494	16,011
MB Financial, Inc. (Banks)	364	15,572
MDU Resources Group, Inc. (Multi-Utilities)	1,716	45,440
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,430	18,704
MEDNAX, Inc.* (Health Care Providers & Services)	832	43,939
Mercury General Corp. (Insurance)	312	15,272
Meredith Corp. (Media)	156	10,318
Minerals Technologies, Inc. (Chemicals)	312	23,447
Molina Healthcare, Inc.* (Health Care Providers & Services)	208	19,003

See accompanying notes to the financial statements.

86 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
MSA Safety, Inc. (Commercial Services & Supplies)	104	$8,144
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	208	19,527
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,430	45,903
Murphy USA, Inc.* (Specialty Retail)	286	24,399
Nabors Industries, Ltd. (Energy Equipment & Services)	2,782	21,811
National Fuel Gas Co. (Gas Utilities)	754	42,036
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	780	30,950
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,066	39,986
NetScout Systems, Inc.* (Communications Equipment)	754	21,489
New Jersey Resources Corp. (Gas Utilities)	754	29,255
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,290	60,746
NewMarket Corp. (Chemicals)	52	20,675
NorthWestern Corp. (Multi-Utilities)	416	22,605
NOW, Inc.* (Trading Companies & Distributors)	936	11,035
Nu Skin Enterprises, Inc.—Class A (Personal Products)	234	16,811
NuVasive, Inc.* (Health Care Equipment & Supplies)	182	8,894
Oceaneering International, Inc. (Energy Equipment & Services)	858	17,743
Office Depot, Inc. (Specialty Retail)	4,550	14,788
OGE Energy Corp. (Electric Utilities)	1,768	56,930
Old Republic International Corp. (Insurance)	2,158	46,375
Olin Corp. (Chemicals)	624	23,263
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,742	47,105
ONE Gas, Inc. (Gas Utilities)	260	18,416
Oshkosh Corp. (Machinery)	338	30,663
Owens & Minor, Inc. (Health Care Providers & Services)	546	11,499
Owens-Illinois, Inc.* (Containers & Packaging)	1,430	33,205
PacWest Bancorp (Banks)	1,144	59,979
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	130	8,436
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,950	46,060
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	962	31,101
Pinnacle Financial Partners, Inc. (Banks)	260	16,458
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,638	23,112
Plantronics, Inc. (Communications Equipment)	130	7,669
PNM Resources, Inc. (Electric Utilities)	286	10,897
PolyOne Corp. (Chemicals)	260	11,300
Post Holdings, Inc.* (Food Products)	572	43,284
Potlatch Corp. (Equity Real Estate Investment Trusts)	130	6,877
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	156	6,525
Prosperity Bancshares, Inc. (Banks)	624	47,299
PTC, Inc.* (Software)	416	30,235
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,132	19,956
Quality Care Properties* (Equity Real Estate Investment Trusts)	572	7,722
Rayonier, Inc. (Equity Real Estate Investment Trusts)	442	14,347
Regal Beloit Corp. (Electrical Equipment)	390	30,381
Reinsurance Group of America, Inc. (Insurance)	572	89,604
Reliance Steel & Aluminum Co. (Metals & Mining)	650	56,934
RenaissanceRe Holdings, Ltd. (Insurance)	182	23,139
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	988	14,543
RPM International, Inc. (Chemicals)	676	35,287
Ryder System, Inc. (Road & Rail)	468	40,730
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,560	28,236
Sabre Corp. (IT Services)	1,040	21,601
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,118	18,570
Sanderson Farms, Inc. (Food Products)	52	6,599
Science Applications International Corp. (IT Services)	390	29,894
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,080	36,046
Sensient Technologies Corp. (Chemicals)	208	14,945
Signature Bank* (Banks)	312	48,047
Silgan Holdings, Inc. (Containers & Packaging)	390	11,657
SLM Corp.* (Consumer Finance)	1,222	13,980
SM Energy Co. (Oil, Gas & Consumable Fuels)	910	21,249
Snyder’s-Lance, Inc. (Food Products)	754	37,685
Sonoco Products Co. (Containers & Packaging)	884	48,010
Southwest Gas Corp. (Gas Utilities)	208	15,305
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,498	19,072
Steel Dynamics, Inc. (Metals & Mining)	2,080	94,432
STERIS PLC (Health Care Equipment & Supplies)	286	26,003
Sterling Bancorp (Banks)	676	16,731
Stifel Financial Corp. (Capital Markets)	598	40,377
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,352	14,128
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	312	13,522
Syneos Health, Inc.* (Life Sciences Tools & Services)	494	18,945
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	260	31,910
Take-Two Interactive Software, Inc.* (Software)	364	46,107
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	494	12,439
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	312	19,235
TCF Financial Corp. (Banks)	1,508	32,347
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	312	31,284
TEGNA, Inc. (Media)	1,898	27,464

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 87

Common Stocks, continued

	Shares	Value
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	806	$22,109
Tempur Sealy International, Inc.* (Household Durables)	234	13,956
Tenet Healthcare Corp.* (Health Care Providers & Services)	416	7,854
Teradata Corp.* (IT Services)	390	15,795
Terex Corp. (Machinery)	416	19,560
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	208	12,214
The Boston Beer Co., Inc.*—Class A (Beverages)	52	9,872
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	364	17,905
The Dun & Bradstreet Corp. (Professional Services)	156	19,302
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	494	11,140
The Hain Celestial Group, Inc.* (Food Products)	546	20,824
The Hanover Insurance Group, Inc. (Insurance)	364	41,187
The Michaels Cos., Inc.* (Specialty Retail)	962	25,849
The Scotts Miracle-Gro Co.—Class A (Chemicals)	182	16,429
The Timken Co. (Machinery)	286	15,029
The Wendy’s Co. (Hotels, Restaurants & Leisure)	780	12,620
Tootsie Roll Industries, Inc. (Food Products)	78	2,792
Transocean, Ltd.* (Energy Equipment & Services)	3,432	37,031
TreeHouse Foods, Inc.* (Food Products)	494	23,297
Trinity Industries, Inc. (Machinery)	1,326	45,707
Trustmark Corp. (Banks)	598	19,010
Tupperware Brands Corp. (Household Durables)	260	15,018
UGI Corp. (Gas Utilities)	1,534	70,211
UMB Financial Corp. (Banks)	390	29,710
Umpqua Holdings Corp. (Banks)	1,950	42,218
United Bankshares, Inc. (Banks)	936	34,445
United Natural Foods, Inc.* (Food & Staples Retailing)	442	21,039
United States Steel Corp. (Metals & Mining)	1,534	57,387
United Therapeutics Corp.* (Biotechnology)	130	16,770
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	780	12,347
Urban Edge Properties (Equity Real Estate Investment Trusts)	416	9,726
Urban Outfitters, Inc.* (Specialty Retail)	702	23,945
Valley National Bancorp (Banks)	2,314	29,087
Valmont Industries, Inc. (Construction & Engineering)	130	21,268
Valvoline, Inc. (Chemicals)	702	17,304
Vectren Corp. (Multi-Utilities)	260	15,764
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	988	17,468
ViaSat, Inc.* (Communications Equipment)	312	23,593
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	598	13,126
W.R. Berkley Corp. (Insurance)	858	62,617
Wabtec Corp. (Machinery)	442	35,820
Washington Federal, Inc. (Thrifts & Mortgage Finance)	442	15,868
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,638	10,778
Watsco, Inc. (Trading Companies & Distributors)	130	23,373
Webster Financial Corp. (Banks)	338	19,138
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	650	19,208
WellCare Health Plans, Inc.* (Health Care Providers & Services)	156	32,819
Werner Enterprises, Inc. (Road & Rail)	182	7,407
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	260	26,052
Westar Energy, Inc. (Electric Utilities)	1,248	64,471
WGL Holdings, Inc. (Gas Utilities)	286	24,087
Williams-Sonoma, Inc. (Specialty Retail)	676	34,632
Wintrust Financial Corp. (Banks)	234	20,101
Woodward, Inc. (Machinery)	234	18,140
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	598	16,678
Worthington Industries, Inc. (Metals & Mining)	390	18,236
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,510	51,702
TOTAL COMMON STOCKS (Cost $5,706,935)		7,729,213

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $57,002	$57,000	$57,000
TOTAL REPURCHASE AGREEMENTS (Cost $57,000)		57,000
TOTAL INVESTMENT SECURITIES (Cost $5,763,935)—99.7%		7,786,213
Net other assets (liabilities)—0.3%		26,777
NET ASSETS—100.0%		$7,812,990

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

88 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$37,594	0.5%
Airlines	58,575	0.7%
Auto Components	55,502	0.7%
Banks	771,440	9.9%
Beverages	9,872	0.1%
Biotechnology	16,770	0.2%
Capital Markets	72,512	0.9%
Chemicals	239,215	3.1%
Commercial Services & Supplies	87,771	1.1%
Communications Equipment	118,777	1.5%
Construction & Engineering	152,686	2.0%
Consumer Finance	13,980	0.2%
Containers & Packaging	169,380	2.2%
Diversified Consumer Services	56,027	0.7%
Electric Utilities	242,124	3.1%
Electrical Equipment	87,786	1.1%
Electronic Equipment, Instruments & Components	270,929	3.5%
Energy Equipment & Services	228,336	2.9%
Equity Real Estate Investment Trusts	744,679	9.6%
Food & Staples Retailing	61,974	0.8%
Food Products	218,740	2.8%
Gas Utilities	279,059	3.6%
Health Care Equipment & Supplies	81,254	1.0%
Health Care Providers & Services	156,637	2.0%
Health Care Technology	11,242	0.1%
Hotels, Restaurants & Leisure	122,314	1.6%
Household Durables	57,136	0.7%
Household Products	18,165	0.2%
Industrial Conglomerates	32,664	0.4%
Insurance	504,116	6.6%
Internet Software & Services	8,491	0.1%
IT Services	205,730	2.6%
Leisure Products	26,116	0.3%
Life Sciences Tools & Services	18,945	0.2%
Machinery	320,879	4.2%
Marine	35,053	0.4%
Media	113,467	1.5%
Metals & Mining	323,738	4.2%
Multiline Retail	34,420	0.4%
Multi-Utilities	109,806	1.4%
Oil, Gas & Consumable Fuels	401,675	5.2%
Paper & Forest Products	28,043	0.4%
Personal Products	54,154	0.7%
Pharmaceuticals	33,768	0.4%
Professional Services	94,457	1.2%
Real Estate Management & Development	38,208	0.5%
Road & Rail	159,820	2.0%
Semiconductors & Semiconductor Equipment	73,453	0.9%
Software	110,601	1.4%
Specialty Retail	273,153	3.5%
Technology Hardware, Storage & Peripherals	62,841	0.8%
Textiles, Apparel & Luxury Goods	26,781	0.3%
Thrifts & Mortgage Finance	76,614	1.0%
Trading Companies & Distributors	77,981	1.0%
Water Utilities	21,654	0.3%
Wireless Telecommunication Services	22,109	0.3%
Other**	83,777	1.0%
Total	$7,812,990	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Mobile Telecommunications UltraSector ProFund :: 89

Common Stocks (32.6%)

	Shares	Value
Sprint Corp.* (Wireless Telecommunication Services)	36,044	$192,115
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	4,884	133,968
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	15,467	1,006,901
TOTAL COMMON STOCKS (Cost $451,396)		1,332,984

Repurchase Agreements(a)(b) (15.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $643,022	$643,000	$643,000
TOTAL REPURCHASE AGREEMENTS (Cost $643,000)		643,000
TOTAL INVESTMENT SECURITIES (Cost $1,094,396)—48.3%		1,975,984
Net other assets (liabilities)—51.7%		2,118,450
NET ASSETS—100.0%		$4,094,434

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $232,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	2/23/18	1.97%	$820,917	$823,775	$2,724
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	2/23/18	1.82%	3,966,608	3,987,287	19,842
				$4,787,525	$4,811,062	$22,566

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Mobile Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Wireless Telecommunication Services	$1,332,984	32.6%
Other**	2,761,450	67.4%
Total	$4,094,434	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

90 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (54.8%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,992	$370,057
Adobe Systems, Inc.* (Software)	3,264	652,018
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,472	175,639
Align Technology, Inc.* (Health Care Equipment & Supplies)	544	142,528
Alphabet, Inc.*—Class A (Internet Software & Services)	1,952	2,307,693
Alphabet, Inc.*—Class C (Internet Software & Services)	2,304	2,695,542
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,168	4,596,421
American Airlines Group, Inc. (Airlines)	3,168	172,086
Amgen, Inc. (Biotechnology)	4,768	887,087
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,432	223,452
Apple, Inc. (Technology Hardware, Storage & Peripherals)	33,824	5,663,152
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,040	377,555
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	480	97,421
Autodesk, Inc.* (Software)	1,440	166,493
Automatic Data Processing, Inc. (IT Services)	2,912	360,010
Baidu, Inc.*ADR (Internet Software & Services)	1,856	458,284
Biogen, Inc.* (Biotechnology)	1,408	489,716
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,152	103,945
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,688	666,705
CA, Inc. (Software)	2,752	98,659
Cadence Design Systems, Inc.* (Software)	1,856	83,260
Celgene Corp.* (Biotechnology)	5,184	524,413
Cerner Corp.* (Health Care Technology)	2,176	150,427
Charter Communications, Inc.*—Class A (Media)	1,632	615,671
Check Point Software Technologies, Ltd.* (Software)	1,088	112,510
Cintas Corp. (Commercial Services & Supplies)	704	118,589
Cisco Systems, Inc. (Communications Equipment)	32,576	1,353,207
Citrix Systems, Inc.* (Software)	992	92,018
Cognizant Technology Solutions Corp. (IT Services)	3,872	301,939
Comcast Corp.—Class A (Media)	30,720	1,306,521
Costco Wholesale Corp. (Food & Staples Retailing)	2,880	561,226
CSX Corp. (Road & Rail)	5,888	334,262
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,008	140,714
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,504	91,458
Dish Network Corp.*—Class A (Media)	1,504	70,538
Dollar Tree, Inc.* (Multiline Retail)	1,568	180,320
eBay, Inc.* (Internet Software & Services)	6,880	279,190
Electronic Arts, Inc.* (Software)	2,016	255,951
Expedia, Inc. (Internet & Direct Marketing Retail)	928	118,793
Express Scripts Holding Co.* (Health Care Providers & Services)	3,744	296,450
Facebook, Inc.*—Class A (Internet Software & Services)	15,712	2,936,416
Fastenal Co. (Trading Companies & Distributors)	1,888	103,764
Fiserv, Inc.* (IT Services)	1,376	193,796
Gilead Sciences, Inc. (Biotechnology)	8,608	721,351
Hasbro, Inc. (Leisure Products)	832	78,682
Henry Schein, Inc.* (Health Care Providers & Services)	1,024	77,496
Hologic, Inc.* (Health Care Equipment & Supplies)	1,824	77,885
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	576	107,735
Illumina, Inc.* (Life Sciences Tools & Services)	960	223,334
Incyte Corp.* (Biotechnology)	1,376	124,239
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,848	1,485,024
Intuit, Inc. (Software)	1,696	284,758
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	736	317,709
J.B. Hunt Transport Services, Inc. (Road & Rail)	736	88,931
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,080	299,318
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,024	112,435
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,056	202,245
Liberty Global PLC*—Class A (Media)	1,472	55,023
Liberty Global PLC*—Class C (Media)	3,872	138,463
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	2,656	74,607
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	544	32,058
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,400	353,616
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,856	113,216
Mercadolibre, Inc. (Internet Software & Services)	288	111,485
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,536	146,258
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,584	331,572
Microsoft Corp. (Software)	50,848	4,831,069
Mondelez International, Inc.—Class A (Food Products)	9,856	437,606
Monster Beverage Corp.* (Beverages)	3,712	253,270
Mylan N.V.* (Pharmaceuticals)	3,520	150,832
Netease.com, Inc.ADR (Internet Software & Services)	512	163,922
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,848	769,815
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,000	983,200
O’Reilly Automotive, Inc.* (Specialty Retail)	576	152,461
PACCAR, Inc. (Machinery)	2,304	171,786
Paychex, Inc. (IT Services)	2,368	161,616
PayPal Holdings, Inc.* (IT Services)	7,936	677,099
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,728	663,936

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 91

Common Stocks, continued

	Shares	Value
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	704	$258,122
Ross Stores, Inc. (Specialty Retail)	2,528	208,282
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,920	105,984
Shire Pharmaceuticals Group PLCADR (Biotechnology)	480	67,219
Sirius XM Holdings, Inc. (Media)	30,272	184,962
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,216	118,207
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,376	532,651
Symantec Corp. (Software)	4,096	111,534
Synopsys, Inc.* (Software)	992	91,869
Take-Two Interactive Software, Inc.* (Software)	736	93,229
Tesla Motors, Inc.* (Automobiles)	1,120	396,827
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,496	712,416
The Kraft Heinz Co. (Food Products)	8,032	629,629
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	320	611,856
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,472	356,227
Twenty-First Century Fox, Inc.—Class A (Media)	6,944	256,234
Twenty-First Century Fox, Inc.—Class B (Media)	5,248	191,500
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	416	92,394
Verisk Analytics, Inc.*—Class A (Professional Services)	1,088	108,854
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,664	277,672
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,072	98,980
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,528	491,297
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,952	173,689
Workday, Inc.*—Class A (Software)	896	107,421
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	672	111,276
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,664	121,505
TOTAL COMMON STOCKS (Cost $19,815,043)		52,409,784

Repurchase Agreements(a)(b) (23.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $22,373,759	$22,373,000	$22,373,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,373,000)		22,373,000
TOTAL INVESTMENT SECURITIES (Cost $42,188,043)—78.2%		74,782,784
Net other assets (liabilities)—21.8%		20,862,174
NET ASSETS—100.0%		$95,644,958

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $829,000.

ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	94	3/19/18	$12,005,955	$13,090,440	$1,084,485

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/18	2.02%	$16,379,451	$16,345,836	$(33,562)
NASDAQ-100 Index	UBS AG	2/27/18	1.87%	13,835,935	13,796,900	(38,893)
				$30,215,386	$30,142,736	$(72,455)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

92 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

NASDAQ-100 ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Airlines	$172,086	0.2%
Automobiles	396,827	0.4%
Beverages	253,270	0.3%
Biotechnology	3,629,402	3.8%
Commercial Services & Supplies	118,589	0.1%
Communications Equipment	1,353,207	1.4%
Food & Staples Retailing	1,052,523	1.1%
Food Products	1,067,235	1.1%
Health Care Equipment & Supplies	737,315	0.8%
Health Care Providers & Services	373,946	0.4%
Health Care Technology	150,427	0.2%
Hotels, Restaurants & Leisure	997,543	1.0%
Internet & Direct Marketing Retail	6,643,581	6.9%
Internet Software & Services	8,952,533	9.4%
IT Services	1,694,460	1.8%
Leisure Products	78,682	0.1%
Life Sciences Tools & Services	223,334	0.2%
Machinery	171,786	0.2%
Media	2,818,912	2.9%
Multiline Retail	180,320	0.2%
Pharmaceuticals	150,832	0.2%
Professional Services	108,854	0.1%
Road & Rail	423,193	0.4%
Semiconductors & Semiconductor Equipment	6,355,147	6.6%
Software	7,350,847	7.7%
Specialty Retail	453,137	0.5%
Technology Hardware, Storage & Peripherals	5,942,825	6.2%
Trading Companies & Distributors	103,764	0.1%
Wireless Telecommunication Services	455,207	0.5%
Other**	43,235,174	45.2%
Total	$95,644,958	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 93

Common Stocks (75.6%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,491	$690,035
Andeavor (Oil, Gas & Consumable Fuels)	2,985	322,858
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,506	87,552
Apache Corp. (Oil, Gas & Consumable Fuels)	7,964	357,345
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	8,999	289,318
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	9,675	254,936
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,220	238,683
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	19,022	66,577
Chevron Corp. (Oil, Gas & Consumable Fuels)	39,829	4,992,564
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,009	225,410
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,349	60,929
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,115	490,426
ConocoPhillips (Oil, Gas & Consumable Fuels)	25,060	1,473,779
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,835	101,898
Core Laboratories N.V. (Energy Equipment & Services)	929	106,185
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	11,032	456,394
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,042	256,271
Dril-Quip, Inc.* (Energy Equipment & Services)	787	40,649
Energen Corp.* (Oil, Gas & Consumable Fuels)	2,031	106,079
Ensco PLCADR—Class A (Energy Equipment & Services)	9,159	54,038
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	12,130	1,394,950
EQT Corp. (Oil, Gas & Consumable Fuels)	5,134	278,725
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	88,847	7,756,342
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,710	114,861
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,441	34,995
Halliburton Co. (Energy Equipment & Services)	18,325	984,053
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,303	165,885
Hess Corp. (Oil, Gas & Consumable Fuels)	5,635	284,624
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,725	178,651
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	40,284	724,306
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	17,851	324,710
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,254	710,295
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,411	109,493
Nabors Industries, Ltd. (Energy Equipment & Services)	6,673	52,316
National Oilwell Varco, Inc. (Energy Equipment & Services)	7,954	291,753
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	4,188	132,592
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	10,233	312,311
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	5,631	48,764
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,037	1,202,294
Oceaneering International, Inc. (Energy Equipment & Services)	2,044	42,270
OGE Energy Corp. (Electric Utilities)	4,194	135,047
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,609	506,726
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	4,950	116,820
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,666	110,211
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,319	74,973
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,390	72,072
Phillips 66 (Oil, Gas & Consumable Fuels)	9,016	923,238
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,573	653,537
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,019	46,978
Range Resources Corp. (Oil, Gas & Consumable Fuels)	4,705	67,046
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	2,361	34,754
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	2,635	104,557
Schlumberger, Ltd. (Energy Equipment & Services)	29,069	2,138,896
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,392	39,881
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,165	50,553
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	10,718	45,444
Superior Energy Services, Inc.* (Energy Equipment & Services)	3,236	33,816
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,517	216,816
TechnipFMC PLC (Energy Equipment & Services)	9,187	298,210
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	17,306	543,235
Transocean, Ltd.* (Energy Equipment & Services)	8,773	94,661
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,707	56,826
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,177	880,717
Weatherford International PLC* (Energy Equipment & Services)	20,829	82,066
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,886	52,657

See accompanying notes to the financial statements.

94 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,410	$39,325
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,369	123,275
TOTAL COMMON STOCKS (Cost $21,936,550)		33,358,453

Repurchase Agreements(a)(b) (29.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $13,130,446	$13,130,000	$13,130,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,130,000)		13,130,000
TOTAL INVESTMENT SECURITIES (Cost $35,066,550)—105.3%		46,488,453
Net other assets (liabilities)—(5.3)%		(2,333,901)
NET ASSETS—100.0%		$44,154,552

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $5,110,000.

ADR	American Depositary Receipt

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/18	1.97%	$16,488,033	$15,755,661	$(731,828)
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/18	1.97%	17,942,807	17,161,041	(781,221)
				$34,430,840	$32,916,702	$(1,513,049)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Electric Utilities	$135,047	0.3%
Energy Equipment & Services	4,875,907	11.0%
Oil, Gas & Consumable Fuels	28,232,638	63.0%
Semiconductors & Semiconductor Equipment	114,861	0.3%
Other**	10,796,099	25.4%
Total	$44,154,552	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 95

Common Stocks (68.6%)

	Shares	Value
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	12,216	$392,744
Core Laboratories N.V. (Energy Equipment & Services)	1,257	143,675
Dril-Quip, Inc.* (Energy Equipment & Services)	1,087	56,144
Ensco PLCADR—Class A (Energy Equipment & Services)	12,444	73,420
Halliburton Co. (Energy Equipment & Services)	24,900	1,337,130
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,101	223,365
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	54,804	985,376
Nabors Industries, Ltd. (Energy Equipment & Services)	9,067	71,085
National Oilwell Varco, Inc. (Energy Equipment & Services)	10,843	397,721
Oceaneering International, Inc. (Energy Equipment & Services)	2,813	58,173
OGE Energy Corp. (Electric Utilities)	5,703	183,637
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	11,714	689,486
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	6,348	149,940
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	3,242	47,722
Schlumberger, Ltd. (Energy Equipment & Services)	39,522	2,908,029
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,883	53,948
Superior Energy Services, Inc.* (Energy Equipment & Services)	4,367	45,635
TechnipFMC PLC (Energy Equipment & Services)	12,503	405,847
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23,584	740,302
Transocean, Ltd.* (Energy Equipment & Services)	11,934	128,768
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,325	77,399
Weatherford International PLC* (Energy Equipment & Services)	28,315	111,561
TOTAL COMMON STOCKS (Cost $6,907,827)		9,281,107

Repurchase Agreements(a)(b) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $3,850,131	$3,850,000	$3,850,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,850,000)		3,850,000
TOTAL INVESTMENT SECURITIES (Cost $10,757,827)—97.0%		13,131,107
Net other assets (liabilities)—3.0%		402,031
NET ASSETS—100.0%		$13,533,138

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,947,000.

ADR	American Depositary Receipt

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	2/23/18	1.97%	$5,650,176	$5,324,812	$(318,991)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	2/23/18	1.82%	6,049,192	5,697,386	(344,548)
				$11,699,368	$11,022,198	$(663,539)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

96 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Electric Utilities	$183,637	1.4%
Energy Equipment & Services	6,628,358	49.0%
Oil, Gas & Consumable Fuels	2,469,112	18.2%
Other**	4,252,031	31.4%
Total	$13,533,138	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 97

Common Stocks (62.1%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	437	$14,080
Allergan PLC (Pharmaceuticals)	1,511	272,373
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,451	466,433
Catalent, Inc.* (Pharmaceuticals)	610	28,389
Eli Lilly & Co. (Pharmaceuticals)	4,407	358,950
Endo International PLC* (Pharmaceuticals)	911	6,295
Horizon Pharma PLC* (Pharmaceuticals)	754	10,971
Impax Laboratories, Inc.* (Pharmaceuticals)	349	6,788
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	271	39,496
Johnson & Johnson (Pharmaceuticals)	12,227	1,689,648
Mallinckrodt PLC* (Pharmaceuticals)	446	8,055
Merck & Co., Inc. (Pharmaceuticals)	12,442	737,189
Mylan N.V.* (Pharmaceuticals)	2,444	104,725
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	185	6,734
Perrigo Co. PLC (Pharmaceuticals)	595	53,919
Pfizer, Inc. (Pharmaceuticals)	27,134	1,005,042
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	250	10,458
TESARO, Inc.* (Biotechnology)	165	11,131
The Medicines Co.* (Pharmaceuticals)	304	10,072
Zoetis, Inc. (Pharmaceuticals)	2,226	170,801
TOTAL COMMON STOCKS (Cost $2,406,204)		5,011,549

Repurchase Agreements(a)(b) (23.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $1,909,065	$1,909,000	$1,909,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,909,000)		1,909,000
TOTAL INVESTMENT SECURITIES (Cost $4,315,204)—85.8%		6,920,549
Net other assets (liabilities)—14.2%		1,142,568
NET ASSETS—100.0%		$8,063,117

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,292,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	2/23/18	1.97%	$3,309,304	$3,246,277	$(64,338)
Dow Jones U.S. Pharmaceuticals Index	UBS AG	2/23/18	1.82%	3,937,834	3,857,330	(81,892)
				$7,247,138	$7,103,607	$(146,230)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Biotechnology	$11,131	0.1%
Pharmaceuticals	5,000,418	62.0%
Other**	3,051,568	37.9%
Total	$8,063,117	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (76.4%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	27,873	$1,317,835
Alamos Gold, Inc. (Metals & Mining)	46,639	278,901
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	48,954	552,201
B2gold Corp.* (Metals & Mining)	117,487	354,811
Barrick Gold Corp.ADR (Metals & Mining)	139,921	2,012,064
Coeur Mining, Inc.* (Metals & Mining)	22,265	179,011
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	24,073	371,446
Eldorado Gold Corp. (Metals & Mining)	95,265	123,845
First Majestic Silver Corp.* (Metals & Mining)	19,892	121,739
Fortuna Silver Mines, Inc.* (Metals & Mining)	19,152	91,930
Franco-Nevada Corp. (Metals & Mining)	22,276	1,701,664
Gold Fields, Ltd.ADR (Metals & Mining)	91,657	392,292
Goldcorp, Inc. (Metals & Mining)	104,044	1,489,910
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	45,340	80,252
Hecla Mining Co. (Metals & Mining)	47,870	183,821
IAMGOLD Corp.* (Metals & Mining)	55,771	327,933
Kinross Gold Corp.* (Metals & Mining)	149,617	647,842
Klondex Mines, Ltd.* (Metals & Mining)	21,555	47,421
MAG Silver Corp.* (Metals & Mining)	8,906	95,472
McEwen Mining, Inc. (Metals & Mining)	29,558	65,028
New Gold, Inc.* (Metals & Mining)	69,351	210,134
Newmont Mining Corp. (Metals & Mining)	63,998	2,592,559
Novagold Resources, Inc.* (Metals & Mining)	26,277	97,750
Osisko Gold Royalties, Ltd. (Metals & Mining)	14,890	167,364
Pan American Silver Corp. (Metals & Mining)	18,385	301,882
Pretium Resources, Inc.* (Metals & Mining)	18,338	127,632
Randgold Resources, Ltd.ADR (Metals & Mining)	11,246	1,137,645
Royal Gold, Inc. (Metals & Mining)	7,854	699,006
Sandstorm Gold, Ltd.* (Metals & Mining)	21,893	114,938
Seabridge Gold, Inc.* (Metals & Mining)	5,317	63,272
Sibanye Gold, Ltd.ADR (Metals & Mining)	52,045	245,132
SSR Mining, Inc.* (Metals & Mining)	14,392	124,491
Tahoe Resources, Inc. (Metals & Mining)	37,532	164,765
Wheaton Precious Metals Corp. (Metals & Mining)	53,069	1,145,760
Yamana Gold, Inc. (Metals & Mining)	113,767	391,358
TOTAL COMMON STOCKS (Cost $10,666,439)		18,019,106

Repurchase Agreements(a)(b) (30.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $7,163,243	$7,163,000	$7,163,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,163,000)		7,163,000
TOTAL INVESTMENT SECURITIES (Cost $17,829,439)—106.8%		25,182,106
Net other assets (liabilities)—(6.8)%		(1,603,400)
NET ASSETS—100.0%		$23,578,706

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $3,754,000.

ADR	American Depositary Receipt

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/18	1.97%	$8,653,975	$8,479,184	$(178,970)
Dow Jones Precious Metals Index	UBS AG	2/23/18	2.22%	9,014,376	8,832,181	(187,080)
				$17,668,351	$17,311,365	$(366,050)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Metals & Mining	$18,019,106	76.4%
Other**	5,559,600	23.6%
Total	$23,578,706	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 99

Common Stocks (69.8%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	459	$11,273
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,146	40,323
Alexander & Baldwin, Inc. (Real Estate Management & Development)	370	9,812
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	554	71,854
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	748	28,768
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,380	28,690
American Tower Corp. (Equity Real Estate Investment Trusts)	2,351	347,244
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6,359	67,024
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	860	35,982
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,149	22,394
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	758	129,163
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	580	17,980
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	847	104,782
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	962	17,258
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,672	27,137
Camden Property Trust (Equity Real Estate Investment Trusts)	508	43,972
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	939	5,221
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,656	75,663
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,030	17,500
Colony NorthStar, Inc.—Class A (Equity Real Estate Investment Trusts)	2,990	26,850
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	657	14,382
Corecivic, Inc. (Equity Real Estate Investment Trusts)	648	15,040
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	188	20,364
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	546	14,906
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,302	20,718
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,228	251,252
CubeSmart (Equity Real Estate Investment Trusts)	993	27,337
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	500	28,845
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	511	30,246
DDR Corp. (Equity Real Estate Investment Trusts)	1,677	13,617
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,098	12,912
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,127	126,168
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	874	33,798
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,953	51,579
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	189	16,407
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	415	13,707
EPR Properties (Equity Real Estate Investment Trusts)	351	20,730
Equinix, Inc. (Equity Real Estate Investment Trusts)	429	195,277
Equity Commonwealth* (Equity Real Estate Investment Trusts)	681	20,354
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	482	41,606
Equity Residential (Equity Real Estate Investment Trusts)	2,016	124,206
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	362	84,339
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	690	57,601
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	397	47,958
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	658	20,306
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,462	34,313
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	336	7,930
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,095	39,902
GGP, Inc. (Equity Real Estate Investment Trusts)	3,423	78,832
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	881	22,236
HCP, Inc. (Equity Real Estate Investment Trusts)	2,573	61,958
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	684	20,431
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,124	31,034
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	567	27,148
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	902	25,626
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,057	84,223
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	852	27,238
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	612	9,939
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,544	54,086
JBG Smith Properties (Equity Real Estate Investment Trusts)	512	17,280

See accompanying notes to the financial statements.

100 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	249	$38,931
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	539	38,441
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,335	37,150
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	458	7,722
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	461	33,192
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	622	18,996
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,187	10,707
Liberty Property Trust (Equity Real Estate Investment Trusts)	809	33,501
Life Storage, Inc. (Equity Real Estate Investment Trusts)	254	21,107
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	492	9,874
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,997	26,121
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,177	15,587
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	624	59,511
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	228	16,081
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	834	33,093
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,824	31,537
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,087	29,392
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	761	17,046
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,119	16,819
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	883	25,528
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	378	14,742
Physicians Realty Trust (Equity Real Estate Investment Trusts)	983	16,023
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	792	15,460
Potlatch Corp. (Equity Real Estate Investment Trusts)	222	11,744
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,918	189,991
Public Storage (Equity Real Estate Investment Trusts)	820	160,523
Quality Care Properties* (Equity Real Estate Investment Trusts)	515	6,953
Rayonier, Inc. (Equity Real Estate Investment Trusts)	707	22,949
Realogy Holdings Corp. (Real Estate Management & Development)	738	20,302
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,546	82,232
Regency Centers Corp. (Equity Real Estate Investment Trusts)	810	50,957
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,245	15,002
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	958	22,149
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	281	21,511
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	977	17,684
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	644	112,378
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,303	22,581
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,704	278,382
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	538	54,080
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,500	20,425
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,431	29,178
STORE Capital Corp. (Equity Real Estate Investment Trusts)	906	22,206
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	436	38,734
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,235	20,810
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	519	13,068
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	333	20,529
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	679	15,311
The Howard Hughes Corp.* (Real Estate Management & Development)	212	26,704
The Macerich Co. (Equity Real Estate Investment Trusts)	594	38,355
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	956	14,101
UDR, Inc. (Equity Real Estate Investment Trusts)	1,467	53,590
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	903	14,294
Urban Edge Properties (Equity Real Estate Investment Trusts)	579	13,537
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,953	109,309
VEREIT, Inc. (Equity Real Estate Investment Trusts)	5,342	38,462
Vornado Realty Trust (Equity Real Estate Investment Trusts)	946	67,809
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,019	6,705
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	431	12,352
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	655	19,355
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,030	121,739

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 101

Common Stocks, continued

	Shares	Value
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,140	$155,416
WP Carey, Inc. (Equity Real Estate Investment Trusts)	586	37,979
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	584	12,965
TOTAL COMMON STOCKS (Cost $2,343,082)		5,553,633

Repurchase Agreements(a)(b) (20.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $1,657,056	$1,657,000	$1,657,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,657,000)		1,657,000
TOTAL INVESTMENT SECURITIES (Cost $4,000,082)—90.6%		7,210,633
Net other assets (liabilities)—9.4%		745,918
NET ASSETS—100.0%		$7,956,551

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $859,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/18	1.97%	$3,191,810	$3,165,547	$(25,659)
Dow Jones U.S. Real Estate Index	UBS AG	2/23/18	1.82%	3,240,450	3,213,764	(25,920)
				$6,432,260	$6,379,311	$(51,579)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$5,139,052	64.5%
Mortgage Real Estate Investment Trusts	243,169	3.1%
Real Estate Management & Development	171,412	2.2%
Other**	2,402,918	30.2%
Total	$7,956,551	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

102 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (98.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $26,871,912	$26,871,000	$26,871,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,871,000)		26,871,000
TOTAL INVESTMENT SECURITIES (Cost $26,871,000)—98.1%		26,871,000
Net other assets (liabilities)—1.9%		526,935
NET ASSETS—100.0%		$27,397,935

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $439,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.75% due on 11/15/47	Citibank North America	2/6/18	(1.15)%	$(24,216,582)	$(23,558,281)	$528,799
30-Year U.S. Treasury Bond, 2.75% due on 11/15/47	Societe’ Generale	2/6/18	(1.11)%	(10,713,499)	(10,384,875)	271,888
				$(34,930,081)	$(33,943,156)	$800,687

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 103

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $6,731,228	$6,731,000	$6,731,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,731,000)		6,731,000
TOTAL INVESTMENT SECURITIES (Cost $6,731,000)—98.0%		6,731,000
Net other assets (liabilities)—2.0%		134,666
NET ASSETS—100.0%		$6,865,666

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $125,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 2.25% due on 11/15/27	Citibank North America	2/6/18	(1.00)%	$(1,652,747)	$(1,631,867)	$12,846
10-Year U.S. Treasury Note, 2.25% due on 11/15/27	Societe’ Generale	2/6/18	(1.02)%	(5,310,038)	(5,183,578)	100,656
				$(6,962,785)	$(6,815,445)	$113,502

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

104 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (94.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $7,216,245	$7,216,000	$7,216,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,216,000)		7,216,000
TOTAL INVESTMENT SECURITIES (Cost $7,216,000)—94.3%		7,216,000
Net other assets (liabilities)—5.7%		438,782
NET ASSETS—100.0%		$7,654,782

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,095,000.

At January 31, 2018, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$654,486	British pound	483,833	2/9/18	$687,061	$(32,575)
U.S. dollar	333,738	Canadian dollar	416,281	2/9/18	338,530	(4,792)
U.S. dollar	3,433,109	Euro	2,859,423	2/9/18	3,551,551	(118,442)
U.S. dollar	143,370	Japanese yen	15,954,105	2/9/18	146,233	(2,863)
U.S. dollar	165,314	Swedish krona	1,350,232	2/9/18	171,506	(6,192)
U.S. dollar	275,602	Swiss franc	268,442	2/9/18	288,676	(13,074)
Total Short Contracts	$5,005,619				$5,183,557	$(177,938)
Long:
British pound	72,767	U.S. dollar	$100,193	2/9/18	$103,333	$3,140
Canadian dollar	77,102	U.S. dollar	61,935	2/9/18	62,701	766
Euro	405,602	U.S. dollar	496,341	2/9/18	503,778	7,437
Japanese yen	13,801,042	U.S. dollar	124,723	2/9/18	126,498	1,775
Swedish krona	273,975	U.S. dollar	34,116	2/9/18	34,800	684
Swiss franc	29,214	U.S. dollar	30,356	2/9/18	31,416	1,060
Total Long Contracts			$847,664		$862,526	$14,862

At January 31, 2018, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$492,009	British pound	362,519	2/9/18	$514,791	$(22,782)
U.S. dollar	550,101	Canadian dollar	686,300	2/9/18	558,116	(8,015)
U.S. dollar	2,159,641	Euro	1,793,278	2/9/18	2,227,344	(67,703)
U.S. dollar	1,200,875	Japanese yen	133,564,486	2/9/18	1,224,233	(23,358)
U.S. dollar	241,222	Swedish krona	1,967,245	2/9/18	249,879	(8,657)
U.S. dollar	75,373	Swiss franc	73,165	2/9/18	78,680	(3,307)
Total Short Contracts	$4,719,221				$4,853,043	$(133,822)
Long:
British pound	126,123	U.S. dollar	$177,852	2/9/18	$179,099	$1,247
Canadian dollar	158,439	U.S. dollar	127,972	2/9/18	128,846	874
Euro	656,756	U.S. dollar	811,260	2/9/18	815,725	4,465
Japanese yen	21,005,221	U.S. dollar	191,505	2/9/18	192,531	1,026
Swedish krona	469,494	U.S. dollar	58,940	2/9/18	59,635	695
Swiss franc	49,262	U.S. dollar	51,775	2/9/18	52,975	1,200
Total Long Contracts			$1,419,304		$1,428,811	$9,507
Total unrealized appreciation						$24,369
Total unrealized depreciation						(311,760)
Total net unrealized appreciation/(depreciation)						$(287,391)

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 105

Common Stocks (74.9%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	175,750	$2,414,805
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	78,991	7,257,693
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	228,633	12,261,588
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	87,157	21,617,551
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	14,794	1,313,411
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	13,650	676,631
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	21,090	727,816
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	71,577	1,237,566
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	30,361	988,251
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	28,448	850,595
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,003,374	48,302,423
InterDigital, Inc. (Communications Equipment)	7,490	584,595
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	33,550	3,683,790
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	34,771	6,659,342
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	91,599	2,137,005
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	60,320	3,679,520
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	50,149	4,775,188
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	247,226	10,808,721
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	25,273	1,561,619
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	11,699	1,196,808
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	8,216	978,690
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	129,861	31,919,833
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	90,947	2,250,029
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	27,288	1,958,460
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	316,017	21,568,160
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	14,178	507,572
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	9,126	877,921
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	39,440	3,833,962
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	7,348	318,462
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	42,027	1,926,518
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	211,258	23,168,664
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	23,311	857,845
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	53,830	3,930,667
TOTAL COMMON STOCKS (Cost $159,362,146)		226,831,701

Repurchase Agreements(a)(b) (26.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $80,533,733	$80,531,000	$80,531,000
TOTAL REPURCHASE AGREEMENTS (Cost $80,531,000)		80,531,000
TOTAL INVESTMENT SECURITIES (Cost $239,893,146)—101.5%		307,362,701
Net other assets (liabilities)—(1.5)%		(4,575,466)
NET ASSETS—100.0%		$302,787,235

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $38,829,000.

See accompanying notes to the financial statements.

106 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/23/18	1.97%	$110,266,718	$108,400,905	$(1,849,817)
Dow Jones U.S. Semiconductors Index	UBS AG	2/23/18	1.92%	120,490,176	118,489,487	(1,982,236)
				$230,756,894	$226,890,392	$(3,832,053)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Communications Equipment	$584,595	0.2%
Semiconductors & Semiconductor Equipment	226,247,106	74.7%
Other**	75,955,534	25.1%
Total	$302,787,235	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Short NASDAQ-100 ProFund :: 107

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $2,280,077	$2,280,000	$2,280,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,280,000)		2,280,000
TOTAL INVESTMENT SECURITIES (Cost $2,280,000)—97.4%		2,280,000
Net other assets (liabilities)—2.6%		60,281
NET ASSETS—100.0%		$2,340,281

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $375,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	4	3/19/18	$(504,917)	$(557,040)	$(52,123)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/18	(1.77)%	$(1,145,282)	$(1,139,000)	$6,256
NASDAQ-100 Index	UBS AG	2/27/18	(1.52)%	(638,898)	(631,965)	6,889
				$(1,784,180)	$(1,770,965)	$13,145

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

108 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $3,396,115	$3,396,000	$3,396,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,396,000)		3,396,000
TOTAL INVESTMENT SECURITIES (Cost $3,396,000)—98.6%		3,396,000
Net other assets (liabilities)—1.4%		46,913
NET ASSETS—100.0%		$3,442,913

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $574,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/18	(1.62)%	$(1,805,240)	$(1,730,980)	$74,037
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/18	(1.32)%	(1,778,996)	(1,707,740)	70,941
				$(3,584,236)	$(3,438,720)	$144,978

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 109

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $8,176,277	$8,176,000	$8,176,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,176,000)		8,176,000
TOTAL INVESTMENT SECURITIES (Cost $8,176,000)—100.4%		8,176,000
Net other assets (liabilities)—(0.4)%		(35,631)
NET ASSETS—100.0%		$8,140,369

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,337,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/18	(1.37)%	$(4,127,588)	$(4,050,823)	$77,806
Dow Jones Precious Metals Index	UBS AG	2/23/18	(1.22)%	(4,162,967)	(4,076,527)	87,376
				$(8,290,555)	$(8,127,350)	$165,182

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

110 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (94.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $1,481,050	$1,481,000	$1,481,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,481,000)		1,481,000
TOTAL INVESTMENT SECURITIES (Cost $1,481,000)—94.7%		1,481,000
Net other assets (liabilities)—5.3%		83,427
NET ASSETS—100.0%		$1,564,427

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $283,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/18	(1.62)%	$(836,104)	$(831,270)	$4,500
Dow Jones U.S. Real Estate Index	UBS AG	2/23/18	(1.22)%	(736,169)	(730,989)	4,837
				$(1,572,273)	$(1,562,259)	$9,337

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 111

Repurchase Agreements(a)(b) (70.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $1,549,053	$1,549,000	$1,549,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,549,000)		1,549,000
TOTAL INVESTMENT SECURITIES (Cost $1,549,000)—70.0%		1,549,000
Net other assets (liabilities)—30.0%		663,209
NET ASSETS—100.0%		$2,212,209

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $526,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	3/19/18	$(75,561)	$(78,775)	$(3,214)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/27/18	(1.12)%	$(1,367,505)	$(1,357,285)	$10,223
Russell 2000 Index	UBS AG	2/27/18	(0.97)%	(791,981)	(780,804)	11,175
				$(2,159,486)	$(2,138,089)	$21,398

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

112 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (22.6%)

	Percentage of Net Assets	Shares	Value
Aspen Technology, Inc.* (Software)*	0.1%	459	$35,550
Blackbaud, Inc. (Software)	0.0%	255	24,434
Bluebird Bio, Inc.* (Biotechnology)*	0.1%	255	52,249
Catalent, Inc.* (Pharmaceuticals)*	0.1%	714	33,230
Chemical Financial Corp. (Banks)	0.0%	408	23,831
CNO Financial Group, Inc. (Insurance)	0.1%	1,020	25,081
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	255	33,317
Dana Holding Corp. (Auto Components)	0.1%	867	28,602
Dycom Industries, Inc.* (Construction & Engineering)*	0.0%	204	23,809
EMCOR Group, Inc. (Construction & Engineering)	0.1%	357	29,017
Encompass Health Corp. (Health Care Providers & Services)	0.1%	510	26,989
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	867	28,221
EPAM Systems, Inc.* (IT Services)*	0.1%	306	35,950
Evercore Partners, Inc.— Class A (Capital Markets)	0.1%	255	25,640
Exact Sciences Corp.* (Biotechnology)*	0.1%	663	32,957
Fair Isaac Corp. (Software)	0.1%	204	35,223
Grand Canyon Education, Inc.* Diversified Consumer Services)*	0.0%	255	23,713
GrubHub, Inc.* (Internet Software & Services)*	0.1%	510	36,847
Hancock Holding Co. (Banks)	0.1%	510	27,386
IBERIABANK Corp. (Banks)	0.1%	306	25,857
IDACORP, Inc. (Electric Utilities)	0.1%	306	26,401
Insulet Corp.* (Health Care Equipment & Supplies)*	0.1%	357	27,322
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)*	0.0%	816	24,398
LivaNova PLC* (Health Care Equipment & Supplies)*	0.1%	306	26,178
Louisiana-Pacific Corp.* (Paper & Forest Products)*	0.1%	867	25,672
Masimo Corp.* (Health Care Equipment & Supplies)*	0.0%	255	24,031
MAXIMUS, Inc. (IT Services)	0.0%	357	24,340
MGIC Investment Corp.* (Thrifts & Mortgage Finance)*	0.1%	2,193	32,501
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	306	31,305
Molina Healthcare, Inc.* (Health Care Providers & Services)*	0.0%	255	23,297
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	255	30,376
Nektar Therapeutics* (Pharmaceuticals)*	0.2%	918	76,755
On Assignment, Inc.* (Professional Services)*	0.0%	306	23,430
Paycom Software, Inc.* (Software)*	0.1%	306	28,042
Primerica, Inc. (Insurance)	0.1%	255	25,754
Proofpoint, Inc.* (Software)*	0.1%	255	26,015
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	1,275	28,139
Sage Therapeutics, Inc.* (Biotechnology)*	0.1%	204	38,718
Sarepta Therapeutics, Inc.* (Biotechnology)*	0.0%	357	23,397
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.0%	255	24,531
Snyder’s-Lance, Inc. (Food Products)	0.1%	510	25,490
Stifel Financial Corp. (Capital Markets)	0.1%	408	27,549
Texas Capital Bancshares, Inc.* (Banks)*	0.1%	306	29,008
Texas Roadhouse, Inc.— Class A (Hotels, Restaurants & Leisure)	0.0%	408	23,957
Umpqua Holdings Corp. (Banks)	0.1%	1,275	27,603
WGL Holdings, Inc. (Gas Utilities)	0.1%	306	25,772
Wintrust Financial Corp. (Banks)	0.1%	306	26,285
Woodward, Inc. (Machinery)	0.0%	306	23,721
Zendesk, Inc.* (Software)*	0.0%	612	23,574
Other Common Stocks	19.8%	535,012	9,936,297
TOTAL COMMON STOCKS (Cost $9,599,695)			11,367,761

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	4,947	—
Dyax Corp.*^+(b) (Biotechnology)	198	220
TOTAL CONTINGENT RIGHTS (Cost $—)		220

Trust(NM)

	Interest Units
Ferroglobe Representation and Warranty Insurance+^ (Metals & Mining)	290	—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 113

Repurchase Agreements(c)(d) (40.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $20,356,691	$20,356,000	$20,356,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,356,000)		20,356,000
TOTAL INVESTMENT SECURITIES (Cost $29,955,695)—63.2%		31,723,981
Net other assets (liabilities)—36.7%		18,483,072
NET ASSETS—100.0%		$50,207,053

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2018, these securities represented less than 0.005% of the net assets of the Fund
^	The Advisor has deemed these securities to be illiquid. As of January 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.
(a)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)

Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,929,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	42	3/19/18	$3,173,682	$3,308,550	$134,868

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/27/18	1.62%	$26,961,415	$26,738,908	$(222,824)
Russell 2000 Index	UBS AG	2/27/18	1.47%	9,038,838	8,791,489	(247,577)
				$36,000,253	$35,530,397	$(470,401)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

114 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$159,220	0.3%
Air Freight & Logistics	49,575	0.1%
Airlines	28,489	0.1%
Auto Components	141,482	0.3%
Automobiles	9,272	NM
Banks	1,033,891	2.1%
Beverages	4,836	NM
Biotechnology	786,675	1.6%
Building Products	129,451	0.3%
Capital Markets	139,526	0.3%
Chemicals	248,750	0.5%
Commercial Services & Supplies	279,850	0.6%
Communications Equipment	189,295	0.4%
Construction & Engineering	167,151	0.3%
Construction Materials	21,183	NM
Consumer Finance	76,569	0.2%
Containers & Packaging	9,045	NM
Distributors	6,760	NM
Diversified Consumer Services	102,827	0.2%
Diversified Financial Services	12,941	NM
Diversified Telecommunication Services	69,880	0.1%
Electric Utilities	124,028	0.2%
Electrical Equipment	78,499	0.2%
Electronic Equipment, Instruments & Components	299,967	0.6%
Energy Equipment & Services	201,956	0.4%
Equity Real Estate Investment Trusts	718,296	1.4%
Food & Staples Retailing	47,542	0.1%
Food Products	97,097	0.2%
Gas Utilities	131,558	0.3%
Health Care Equipment & Supplies	434,397	0.9%
Health Care Providers & Services	224,011	0.4%
Health Care Technology	94,638	0.2%
Hotels, Restaurants & Leisure	326,463	0.7%
Household Durables	154,494	0.3%
Household Products	22,649	NM
Independent Power & Renewable Electricity Producers	55,710	0.1%
Industrial Conglomerates	9,830	NM
Insurance	225,746	0.4%
Internet & Direct Marketing Retail	57,165	0.1%
Internet Software & Services	342,366	0.7%
IT Services	249,633	0.5%
Leisure Products	21,984	NM
Life Sciences Tools & Services	71,135	0.1%
Machinery	392,021	0.8%
Marine	25,074	NM
Media	176,164	0.4%
Metals & Mining	153,330	0.3%
Mortgage Real Estate Investment Trusts	110,086	0.2%
Multiline Retail	41,247	0.1%
Multi-Utilities	54,173	0.1%
Oil, Gas & Consumable Fuels	292,133	0.6%
Paper & Forest Products	81,835	0.2%
Pharmaceuticals	299,120	0.6%
Professional Services	131,641	0.3%
Real Estate Management & Development	49,440	0.1%
Road & Rail	116,289	0.2%
Semiconductors & Semiconductor Equipment	406,176	0.9%
Software	478,121	1.0%
Specialty Retail	237,648	0.5%
Technology Hardware, Storage & Peripherals	70,387	0.1%
Textiles, Apparel & Luxury Goods	92,202	0.2%
Thrifts & Mortgage Finance	263,630	0.5%
Tobacco	19,293	NM
Trading Companies & Distributors	177,779	0.4%
Water Utilities	26,535	0.1%
Wireless Telecommunication Services	17,825	NM
Other **	38,839,072	77.2%
Total	$50,207,053	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 115

Common Stocks (99.8%)

	Shares	Value
8x8, Inc.* (Software)	2,145	$37,967
AAON, Inc. (Building Products)	990	36,036
Abaxis, Inc. (Health Care Equipment & Supplies)	495	35,467
Actuant Corp.—Class A (Machinery)	990	24,503
ADTRAN, Inc. (Communications Equipment)	990	15,840
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,650	117,364
AdvanSix, Inc.* (Chemicals)	660	26,044
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,135	86,212
Aerovironment, Inc.* (Aerospace & Defense)	825	42,372
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	330	3,960
Agree Realty Corp. (Equity Real Estate Investment Trusts)	660	31,772
Alamo Group, Inc. (Machinery)	330	37,960
Alarm.com Holdings, Inc.* (Internet Software & Services)	660	25,331
Albany International Corp.—Class A (Machinery)	1,155	73,284
Allegiant Travel Co. (Airlines)	330	52,553
ALLETE, Inc. (Electric Utilities)	1,155	83,667
Almost Family, Inc.* (Health Care Providers & Services)	330	18,827
Amedisys, Inc.* (Health Care Providers & Services)	1,155	61,931
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	825	29,090
American States Water Co. (Water Utilities)	990	54,668
American Vanguard Corp. (Chemicals)	825	17,449
American Woodmark Corp.* (Building Products)	660	89,661
Ameris Bancorp (Banks)	990	53,015
AMERISAFE, Inc. (Insurance)	330	20,048
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,980	106,227
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	825	15,378
Analogic Corp. (Health Care Equipment & Supplies)	165	13,679
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	330	22,163
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	330	22,018
Apogee Enterprises, Inc. (Building Products)	660	30,037
Applied Optoelectronics, Inc.* (Communications Equipment)	825	26,722
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,155	16,620
Avista Corp. (Multi-Utilities)	1,155	58,166
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,320	34,188
Axon Enterprise, Inc.* (Aerospace & Defense)	2,310	61,123
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	2,310	83,090
B&G Foods, Inc.—Class A (Food Products)	1,815	59,895
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	825	39,765
Balchem Corp. (Chemicals)	825	65,175
Banc of California, Inc. (Banks)	990	19,503
Bank Mutual Corp. (Thrifts & Mortgage Finance)	825	8,580
Banner Corp. (Banks)	660	35,864
Barnes Group, Inc. (Machinery)	2,145	141,119
Barracuda Networks, Inc.* (Software)	1,815	50,003
BioTelemetry, Inc.* (Health Care Providers & Services)	1,320	45,078
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	495	18,686
Bottomline Technologies, Inc.* (Software)	1,485	54,203
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	3,465	136,764
Brady Corp.—Class A (Commercial Services & Supplies)	990	37,868
Brookline Bancorp, Inc. (Banks)	1,485	23,760
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,970	82,862
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,155	117,682
CalAmp Corp.* (Communications Equipment)	1,485	36,353
Calavo Growers, Inc. (Food Products)	660	57,420
Calgon Carbon Corp. (Chemicals)	1,155	24,659
California Water Service Group (Water Utilities)	1,320	53,724
Callaway Golf Co. (Leisure Products)	2,640	38,992
Cal-Maine Foods, Inc.* (Food Products)	495	21,062
Cambrex Corp.* (Life Sciences Tools & Services)	825	46,489
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,485	164,730
Capella Education Co. (Diversified Consumer Services)	165	13,126
CARBO Ceramics, Inc.* (Energy Equipment & Services)	330	2,627
Career Education Corp.* (Diversified Consumer Services)	1,815	22,506
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,980	31,462
Cavco Industries, Inc.* (Household Durables)	330	50,540
Central Garden & Pet Co.* (Household Products)	495	19,399
Central Garden & Pet Co.*—Class A (Household Products)	1,485	56,014
Central Pacific Financial Corp. (Banks)	825	24,395
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	990	43,560
Chemed Corp. (Health Care Providers & Services)	660	171,975
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,155	31,612
City Holding Co. (Banks)	330	22,704
Coca-Cola Bottling Co. (Beverages)	165	33,416
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,815	81,857
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,155	26,299
Columbia Banking System, Inc. (Banks)	1,485	63,974

See accompanying notes to the financial statements.

116 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Comfort Systems USA, Inc. (Construction & Engineering)	1,650	$70,290
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	330	8,791
Computer Programs & Systems, Inc. (Health Care Technology)	165	4,942
CONMED Corp. (Health Care Equipment & Supplies)	495	28,601
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	660	21,404
Control4 Corp.* (Electronic Equipment, Instruments & Components)	825	22,366
Corcept Therapeutics, Inc.* (Pharmaceuticals)	3,960	91,139
CorVel Corp.* (Health Care Providers & Services)	330	17,045
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,980	26,750
CryoLife, Inc.* (Health Care Equipment & Supplies)	660	12,441
CSG Systems International, Inc. (IT Services)	660	29,812
CTS Corp. (Electronic Equipment, Instruments & Components)	825	22,688
Cubic Corp. (Aerospace & Defense)	495	28,735
Customers Bancorp, Inc.* (Banks)	660	20,229
Cutera, Inc.* (Health Care Equipment & Supplies)	660	32,736
CVB Financial Corp. (Banks)	2,310	54,054
Cytokinetics, Inc.* (Biotechnology)	825	7,590
Darling Ingredients, Inc.* (Food Products)	3,630	67,301
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,815	85,305
Deltic Timber Corp. (Paper & Forest Products)	330	31,191
Depomed, Inc.* (Pharmaceuticals)	1,155	8,489
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	495	9,405
DineEquity, Inc. (Hotels, Restaurants & Leisure)	330	18,275
Dorman Products, Inc.* (Auto Components)	660	49,790
Eagle Pharmaceuticals, Inc.* (Biotechnology)	330	19,724
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,815	37,806
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,485	128,914
Ebix, Inc. (Software)	990	81,279
eHealth, Inc.* (Insurance)	330	5,782
El Paso Electric Co. (Electric Utilities)	990	51,678
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	1,485	34,779
Emergent BioSolutions, Inc.* (Biotechnology)	1,485	72,453
Employers Holdings, Inc. (Insurance)	660	27,984
Enanta Pharmaceuticals, Inc.* (Biotechnology)	660	56,067
Encore Capital Group, Inc.* (Consumer Finance)	660	27,357
EnPro Industries, Inc. (Machinery)	990	87,109
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	330	25,476
ESCO Technologies, Inc. (Machinery)	660	40,359
Evercore Partners, Inc.—Class A (Capital Markets)	1,650	165,907
ExlService Holdings, Inc.* (IT Services)	1,485	90,214
Exponent, Inc. (Professional Services)	1,155	85,643
Extreme Networks, Inc.* (Communications Equipment)	4,785	71,919
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	495	26,681
Federal Signal Corp. (Machinery)	1,320	26,849
Financial Engines, Inc. (Capital Markets)	1,155	32,860
First Commonwealth Financial Corp. (Banks)	2,475	35,813
First Financial Bancorp (Banks)	1,155	32,918
First Financial Bankshares, Inc. (Banks)	1,650	76,643
FirstCash, Inc. (Consumer Finance)	1,980	144,738
Five Below, Inc.* (Specialty Retail)	2,310	149,989
Forrester Research, Inc. (IT Services)	330	14,405
Forward Air Corp. (Air Freight & Logistics)	1,320	80,137
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,640	62,304
Fox Factory Holding Corp.* (Auto Components)	1,650	63,278
Franklin Electric Co., Inc. (Machinery)	825	37,373
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	660	27,674
Gentherm, Inc.* (Auto Components)	660	21,120
Getty Realty Corp. (Equity Real Estate Investment Trusts)	825	21,648
Glacier Bancorp, Inc. (Banks)	1,980	77,655
Green Dot Corp.*—Class A (Consumer Finance)	1,980	121,295
Griffon Corp. (Building Products)	660	13,233
H.B. Fuller Co. (Chemicals)	990	51,332
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,485	96,005
Hanmi Financial Corp. (Banks)	825	25,988
Harsco Corp.* (Machinery)	3,465	62,024
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,135	172,989
HealthEquity, Inc.* (Health Care Providers & Services)	2,145	108,579
HealthStream, Inc.* (Health Care Technology)	495	11,642
Heartland Express, Inc. (Road & Rail)	825	18,719
Heska Corp.* (Pharmaceuticals)	330	25,724
HFF, Inc.—Class A (Real Estate Management & Development)	1,485	73,077
Hillenbrand, Inc. (Machinery)	1,320	58,476
HMS Holdings Corp.* (Health Care Technology)	1,485	25,438
ICU Medical, Inc.* (Health Care Equipment & Supplies)	660	151,107
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,310	98,522
Impax Laboratories, Inc.* (Pharmaceuticals)	1,815	35,302
Independent Bank Corp. (Banks)	660	47,091
Ingevity Corp.* (Chemicals)	1,815	131,678
Innospec, Inc. (Chemicals)	495	35,541
Innoviva, Inc.* (Pharmaceuticals)	3,135	45,740
Inogen, Inc.* (Health Care Equipment & Supplies)	660	80,414
Insperity, Inc. (Professional Services)	1,650	101,063
Installed Building Products, Inc.* (Household Durables)	825	59,359
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,155	57,923
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,650	86,889

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 117

Common Stocks, continued

	Shares	Value
Inter Parfums, Inc. (Personal Products)	660	$30,096
Interface, Inc. (Commercial Services & Supplies)	2,640	65,868
iRobot Corp.* (Household Durables)	1,155	102,506
Itron, Inc.* (Electronic Equipment, Instruments & Components)	495	36,234
J & J Snack Foods Corp. (Food Products)	330	45,685
John Bean Technologies Corp. (Machinery)	1,320	150,149
KEMET Corp.* (Electronic Equipment, Instruments & Components)	2,145	43,672
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,650	5,478
Koppers Holdings, Inc.* (Chemicals)	825	37,785
Korn/Ferry International (Professional Services)	2,475	110,286
Kraton Performance Polymers, Inc.* (Chemicals)	1,320	66,343
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,970	68,340
Lannett Co., Inc.* (Pharmaceuticals)	825	16,789
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,320	30,360
La-Z-Boy, Inc. (Household Durables)	990	29,849
LCI Industries (Auto Components)	990	109,147
LegacyTexas Financial Group, Inc. (Banks)	1,815	79,932
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	660	22,968
LendingTree, Inc.* (Thrifts & Mortgage Finance)	330	121,390
Lexington Realty Trust (Equity Real Estate Investment Trusts)	9,240	83,345
Lgi Homes, Inc.* (Household Durables)	660	44,669
LHC Group, Inc.* (Health Care Providers & Services)	660	41,448
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	825	130,036
Lindsay Corp. (Machinery)	165	14,720
Lithia Motors, Inc.—Class A (Specialty Retail)	495	61,855
LivePerson, Inc.* (Internet Software & Services)	1,155	13,802
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	825	33,809
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	660	18,440
Lumentum Holdings, Inc.* (Communications Equipment)	1,320	61,116
Luminex Corp. (Life Sciences Tools & Services)	990	19,988
Lydall, Inc.* (Machinery)	330	15,774
M.D.C. Holdings, Inc. (Household Durables)	990	33,373
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	990	150,806
Marten Transport, Ltd. (Road & Rail)	990	22,968
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	2,640	68,086
Medifast, Inc. (Personal Products)	495	34,011
Mercury Systems, Inc.* (Aerospace & Defense)	1,980	95,079
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	660	10,329
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,145	99,635
Meritage Homes Corp.* (Household Durables)	825	39,146
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	330	38,610
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	825	33,701
MicroStrategy, Inc.*—Class A (Software)	165	22,725
MiMedx Group, Inc.* (Biotechnology)	4,290	71,858
Mobile Mini, Inc. (Commercial Services & Supplies)	1,155	43,717
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,300	56,100
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	495	22,552
Monotype Imaging Holdings, Inc. (Software)	1,155	27,662
Moog, Inc.*—Class A (Aerospace & Defense)	660	59,440
Motorcar Parts of America, Inc.* (Auto Components)	330	8,983
Multi-Color Corp. (Commercial Services & Supplies)	330	25,575
Myers Industries, Inc. (Containers & Packaging)	660	13,860
Myriad Genetics, Inc.* (Biotechnology)	2,970	109,533
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	825	20,435
National Bank Holdings Corp. (Banks)	1,155	38,392
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,815	46,047
Natus Medical, Inc.* (Health Care Equipment & Supplies)	660	20,493
Nautilus, Inc.* (Leisure Products)	660	8,481
Neenah Paper, Inc. (Paper & Forest Products)	330	29,865
Nektar Therapeutics* (Pharmaceuticals)	6,765	565,621
Neogen Corp.* (Health Care Equipment & Supplies)	2,145	126,619
NIC, Inc. (Internet Software & Services)	1,320	21,912
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	2,310	42,389
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,155	19,381
Northwest Natural Gas Co. (Gas Utilities)	495	28,388
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	1,320	57,090
Oclaro, Inc.* (Communications Equipment)	3,960	23,522
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	2,145	119,155
Omnicell, Inc.* (Health Care Technology)	1,650	80,933
On Assignment, Inc.* (Professional Services)	2,145	164,242
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,640	57,446
Orthofix International N.V.* (Health Care Equipment & Supplies)	825	47,388
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	330	21,806
Pacific Premier Bancorp, Inc.* (Banks)	1,650	67,238
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	330	6,039
Patrick Industries, Inc.* (Building Products)	990	63,410
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	495	6,772

See accompanying notes to the financial statements.

118 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	3,630	$115,833
PetMed Express, Inc. (Internet & Direct Marketing Retail)	825	37,290
PGT, Inc.* (Building Products)	2,145	34,213
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	825	28,091
Piper Jaffray Cos. (Capital Markets)	330	30,459
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	825	61,628
ProAssurance Corp. (Insurance)	990	54,152
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,155	6,757
Progress Software Corp. (Software)	1,980	98,663
Proto Labs, Inc.* (Machinery)	990	108,256
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	495	60,444
Quaker Chemical Corp. (Chemicals)	330	50,787
Quality Systems, Inc.* (Health Care Technology)	1,980	25,740
Qualys, Inc.* (Software)	1,320	82,500
Quanex Building Products Corp. (Building Products)	825	17,078
QuinStreet, Inc.* (Internet Software & Services)	1,485	13,855
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	990	8,088
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	4,620	58,351
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	2,145	28,357
Raven Industries, Inc. (Industrial Conglomerates)	1,485	57,247
Repligen Corp.* (Biotechnology)	1,650	58,361
Restoration Hardware, Inc.* (Specialty Retail)	825	77,542
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,310	42,435
RLI Corp. (Insurance)	660	42,412
Rogers Corp.* (Electronic Equipment, Instruments & Components)	825	135,943
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,320	34,584
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,320	31,284
S&T Bancorp, Inc. (Banks)	660	26,638
Saia, Inc.* (Road & Rail)	825	62,329
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	330	18,061
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	495	22,414
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,640	46,728
Selective Insurance Group, Inc. (Insurance)	1,650	96,112
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,815	64,977
ServisFirst Bancshares, Inc. (Banks)	1,980	83,991
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	825	36,061
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	825	56,224
Shutterstock, Inc.* (Internet Software & Services)	825	36,515
Simpson Manufacturing Co., Inc. (Building Products)	1,815	106,612
Sleep Number Corp.* (Specialty Retail)	1,650	62,106
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	825	29,618
Sonic Corp. (Hotels, Restaurants & Leisure)	990	25,582
South Jersey Industries, Inc. (Gas Utilities)	1,485	43,719
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,475	53,312
Sps Commerce, Inc.* (Internet Software & Services)	660	34,716
Stamps.com, Inc.* (Internet Software & Services)	660	134,541
Standex International Corp. (Machinery)	330	34,634
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,320	60,984
Strayer Education, Inc. (Diversified Consumer Services)	330	30,518
Sturm, Ruger & Co., Inc. (Leisure Products)	330	17,474
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	660	11,847
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	2,970	46,005
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,145	83,762
SurModics, Inc.* (Health Care Equipment & Supplies)	495	14,504
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	330	10,405
Tailored Brands, Inc. (Specialty Retail)	990	23,948
Tennant Co. (Machinery)	330	22,242
Tetra Tech, Inc. (Commercial Services & Supplies)	1,320	65,604
The Children’s Place, Inc. (Specialty Retail)	495	74,151
The E.W. Scripps Co.*—Class A (Media)	1,320	21,133
The Ensign Group, Inc. (Health Care Providers & Services)	1,155	26,600
The Medicines Co.* (Pharmaceuticals)	1,320	43,732
The Providence Service Corp.* (Health Care Providers & Services)	495	31,843
Third Point Reinsurance, Ltd.* (Insurance)	3,630	51,728
Tivity Health, Inc.* (Health Care Providers & Services)	1,485	57,544
Tompkins Financial Corp. (Banks)	165	13,591
TopBuild Corp.* (Household Durables)	1,485	113,661
Trex Co., Inc.* (Building Products)	1,320	147,298
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,815	15,609
TTEC Holdings, Inc. (IT Services)	660	26,202
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,960	65,300
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	330	25,064
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	990	21,473
UniFirst Corp. (Commercial Services & Supplies)	330	54,549

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 119

Common Stocks, continued

	Shares	Value
United Community Banks, Inc. (Banks)	1,650	$52,272
Universal Forest Products, Inc. (Building Products)	1,320	49,276
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	495	32,942
Universal Insurance Holdings, Inc. (Insurance)	825	24,255
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	495	9,613
US Concrete, Inc.* (Construction Materials)	660	51,381
US Ecology, Inc. (Commercial Services & Supplies)	495	25,864
Varex Imaging Corp.* (Health Care Equipment & Supplies)	825	35,038
Viad Corp. (Commercial Services & Supplies)	495	28,116
Viavi Solutions, Inc.* (Communications Equipment)	5,940	50,965
Vicor Corp.* (Electrical Equipment)	660	12,078
Virtusa Corp.* (IT Services)	1,155	51,536
Vonage Holdings Corp.* (Diversified Telecommunication Services)	8,910	99,702
Wabash National Corp. (Machinery)	1,320	34,096
WageWorks, Inc.* (Professional Services)	1,650	99,908
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,155	53,650
Watts Water Technologies, Inc.—Class A (Machinery)	495	39,476
WD-40 Co. (Household Products)	330	40,838
Westamerica Bancorp (Banks)	495	29,388
Whitestone REIT (Equity Real Estate Investment Trusts)	660	8,672
William Lyon Homes*—Class A (Household Durables)	495	13,439
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,320	63,835
Winnebago Industries, Inc. (Automobiles)	1,155	52,495
WisdomTree Investments, Inc. (Capital Markets)	2,640	30,598
World Wrestling Entertainment, Inc.— Class A (Media)	1,650	58,328
XO Group, Inc.* (Internet Software & Services)	990	18,909
Xperi Corp. (Semiconductors & Semiconductor Equipment)	825	18,521
TOTAL COMMON STOCKS (Cost $12,517,571)		17,467,082
TOTAL INVESTMENT SECURITIES (Cost $12,517,571)—99.8%		17,467,082
Net other assets (liabilities)—0.2%		33,450
NET ASSETS—100.0%		$17,500,532

*	Non-income producing security.

Small-Cap Growth ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$372,961	2.1%
Air Freight & Logistics	80,137	0.5%
Airlines	52,553	0.3%
Auto Components	252,318	1.4%
Automobiles	52,495	0.3%
Banks	1,005,047	5.7%
Beverages	33,416	0.2%
Biotechnology	641,791	3.7%
Building Products	586,854	3.4%
Capital Markets	259,824	1.5%
Chemicals	506,793	2.9%
Commercial Services & Supplies	528,238	3.0%
Communications Equipment	286,437	1.6%
Construction & Engineering	70,290	0.4%
Construction Materials	51,381	0.3%
Consumer Finance	293,390	1.7%
Containers & Packaging	13,860	0.1%
Diversified Consumer Services	66,150	0.4%
Diversified Telecommunication Services	209,233	1.2%
Electric Utilities	135,346	0.8%
Electrical Equipment	12,078	0.1%
Electronic Equipment, Instruments & Components	616,932	3.5%
Energy Equipment & Services	2,627	NM
Equity Real Estate Investment Trusts	809,749	4.6%
Food Products	251,363	1.4%
Gas Utilities	72,107	0.4%
Health Care Equipment & Supplies	1,257,195	7.2%
Health Care Providers & Services	758,889	4.3%
Health Care Technology	148,695	0.8%
Hotels, Restaurants & Leisure	704,984	4.0%
Household Durables	486,542	2.8%
Household Products	116,251	0.7%
Industrial Conglomerates	57,247	0.3%
Insurance	322,473	1.8%
Internet & Direct Marketing Retail	150,604	0.9%
Internet Software & Services	299,581	1.7%
IT Services	212,169	1.2%
Leisure Products	64,947	0.4%
Life Sciences Tools & Services	66,477	0.4%
Machinery	1,008,403	5.8%
Media	79,461	0.5%
Multiline Retail	119,155	0.7%
Multi-Utilities	58,166	0.3%
Oil, Gas & Consumable Fuels	21,404	0.1%
Paper & Forest Products	83,470	0.5%
Personal Products	64,107	0.4%
Pharmaceuticals	993,776	5.7%
Professional Services	561,142	3.2%
Real Estate Management & Development	73,077	0.4%
Road & Rail	104,016	0.6%
Semiconductors & Semiconductor Equipment	880,218	5.0%
Software	455,002	2.6%
Specialty Retail	468,031	2.7%
Textiles, Apparel & Luxury Goods	87,734	0.5%
Thrifts & Mortgage Finance	392,104	2.2%
Water Utilities	108,392	0.6%
Other**	33,450	0.2%
Total	$17,500,532	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

120 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (99.5%)

	Shares	Value
8x8, Inc.* (Software)	3,604	$63,791
A. Schulman, Inc. (Chemicals)	2,438	95,082
AAON, Inc. (Building Products)	1,272	46,301
AAR Corp. (Aerospace & Defense)	2,756	111,535
Abaxis, Inc. (Health Care Equipment & Supplies)	848	60,759
Abercrombie & Fitch Co.—Class A (Specialty Retail)	5,724	118,544
ABM Industries, Inc. (Commercial Services & Supplies)	4,664	177,371
Acadia Realty Trust (Equity Real Estate Investment Trusts)	7,102	174,425
Aceto Corp. (Health Care Providers & Services)	2,544	28,009
Acorda Therapeutics, Inc.* (Biotechnology)	3,922	101,775
Actuant Corp.—Class A (Machinery)	3,180	78,705
ADTRAN, Inc. (Communications Equipment)	2,014	32,224
AdvanSix, Inc.* (Chemicals)	1,166	46,010
Aegion Corp.* (Construction & Engineering)	2,756	69,120
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	636	7,632
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,272	61,234
AK Steel Holding Corp.* (Metals & Mining)	26,606	134,626
Alarm.com Holdings, Inc.* (Internet Software & Services)	954	36,615
Allegiant Travel Co. (Airlines)	424	67,522
ALLETE, Inc. (Electric Utilities)	2,014	145,894
Almost Family, Inc.* (Health Care Providers & Services)	424	24,189
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,968	42,591
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,908	67,276
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	8,374	147,801
American Equity Investment Life Holding Co. (Insurance)	7,526	248,357
American Public Education, Inc.* (Diversified Consumer Services)	1,378	35,001
American States Water Co. (Water Utilities)	1,166	64,386
American Vanguard Corp. (Chemicals)	636	13,451
Ameris Bancorp (Banks)	1,272	68,116
AMERISAFE, Inc. (Insurance)	1,060	64,395
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,484	27,662
Analogic Corp. (Health Care Equipment & Supplies)	636	52,724
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	3,074	53,518
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	530	35,362
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	2,438	204,061
Apogee Enterprises, Inc. (Building Products)	1,060	48,241
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	8,268	150,230
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	3,286	242,343
ArcBest Corp. (Road & Rail)	2,120	75,365
Archrock, Inc. (Energy Equipment & Services)	6,042	56,191
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,590	22,880
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	3,498	81,888
Asbury Automotive Group, Inc.* (Specialty Retail)	1,590	115,514
Ascena Retail Group, Inc.* (Specialty Retail)	14,416	31,139
Astec Industries, Inc. (Machinery)	1,590	99,216
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	2,120	119,356
ATN International, Inc. (Diversified Telecommunication Services)	954	56,629
Avista Corp. (Multi-Utilities)	3,074	154,807
AZZ, Inc. (Electrical Equipment)	2,226	101,283
B&G Foods, Inc.—Class A (Food Products)	2,120	69,960
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	848	40,874
Balchem Corp. (Chemicals)	1,060	83,740
Banc of California, Inc. (Banks)	1,696	33,411
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,802	18,741
Banner Corp. (Banks)	1,590	86,401
Barnes & Noble Education, Inc.* (Specialty Retail)	3,180	21,147
Barnes & Noble, Inc. (Specialty Retail)	4,770	22,419
Bel Fuse, Inc.—Class B (Communications Equipment)	848	17,426
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	7,102	91,616
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	4,240	122,748
Big 5 Sporting Goods Corp. (Specialty Retail)	1,696	9,582
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	106	43,745
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	6,466	33,171
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	636	24,009
Blucora, Inc.* (Internet Software & Services)	3,922	95,698
Boise Cascade Co. (Paper & Forest Products)	3,286	146,063
Boston Private Financial Holdings, Inc. (Banks)	7,102	109,371
Brady Corp.—Class A (Commercial Services & Supplies)	2,226	85,145
Briggs & Stratton Corp. (Machinery)	3,604	87,145
Bristow Group, Inc. (Energy Equipment & Services)	2,756	42,470
Brookline Bancorp, Inc. (Banks)	3,710	59,360
CACI International, Inc.*—Class A (IT Services)	2,120	297,966
Caleres, Inc. (Specialty Retail)	3,604	106,823
Calgon Carbon Corp. (Chemicals)	2,120	45,262
California Water Service Group (Water Utilities)	1,484	60,399
Callaway Golf Co. (Leisure Products)	2,650	39,141
Cal-Maine Foods, Inc.* (Food Products)	1,484	63,144
Cambrex Corp.* (Life Sciences Tools & Services)	1,060	59,731
Capella Education Co. (Diversified Consumer Services)	530	42,162
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	8,162	67,010
CARBO Ceramics, Inc.* (Energy Equipment & Services)	1,272	10,125
Cardtronics PLC*—Class A (IT Services)	3,816	93,339
Career Education Corp.* (Diversified Consumer Services)	2,014	24,974

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 121

Common Stocks, continued

	Shares	Value
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,650	$42,109
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	6,572	132,163
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	14,522	80,742
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	6,890	35,208
Central Pacific Financial Corp. (Banks)	954	28,210
Century Aluminum Co.* (Metals & Mining)	4,240	94,340
Chart Industries, Inc.* (Machinery)	2,650	131,361
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	3,816	85,478
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	2,862	78,333
Chico’s FAS, Inc. (Specialty Retail)	10,812	102,822
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,378	36,517
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	3,604	62,169
CIRCOR International, Inc. (Machinery)	1,378	73,062
City Holding Co. (Banks)	636	43,757
Clearwater Paper Corp.* (Paper & Forest Products)	1,378	64,835
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,360	31,800
Columbia Banking System, Inc. (Banks)	3,074	132,428
Community Bank System, Inc. (Banks)	4,240	225,993
Community Health Systems, Inc.* (Health Care Providers & Services)	9,752	55,099
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	742	19,767
Computer Programs & Systems, Inc. (Health Care Technology)	530	15,874
Comtech Telecommunications Corp. (Communications Equipment)	2,014	43,563
CONMED Corp. (Health Care Equipment & Supplies)	1,060	61,247
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	954	30,938
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	5,406	67,305
Cooper-Standard Holding, Inc.* (Auto Components)	1,378	171,685
Core-Mark Holding Co., Inc. (Distributors)	3,922	86,637
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	3,392	82,256
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	2,014	27,209
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	3,074	43,067
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,484	27,973
CSG Systems International, Inc. (IT Services)	1,484	67,032
CTS Corp. (Electronic Equipment, Instruments & Components)	1,272	34,980
Cubic Corp. (Aerospace & Defense)	1,060	61,533
Customers Bancorp, Inc.* (Banks)	1,272	38,987
CVB Financial Corp. (Banks)	4,028	94,255
Cytokinetics, Inc.* (Biotechnology)	2,544	23,405
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	3,286	30,428
Darling Ingredients, Inc.* (Food Products)	6,784	125,774
Deltic Timber Corp. (Paper & Forest Products)	318	30,057
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	34,026	82,683
Depomed, Inc.* (Pharmaceuticals)	3,074	22,594
DHI Group, Inc.* (Internet Software & Services)	4,028	7,250
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	16,960	199,451
Digi International, Inc.* (Communications Equipment)	2,226	23,039
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,484	28,196
DineEquity, Inc. (Hotels, Restaurants & Leisure)	742	41,092
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	3,286	92,631
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	4,028	108,716
Donnelley Financial Solutions, Inc.* (Capital Markets)	2,862	61,390
Dorman Products, Inc.* (Auto Components)	1,272	95,960
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,908	24,995
DSW, Inc.—Class A (Specialty Retail)	6,148	123,144
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,378	47,141
Echo Global Logistics, Inc.* (Air Freight & Logistics)	2,226	64,999
eHealth, Inc.* (Insurance)	636	11,143
El Paso Electric Co. (Electric Utilities)	1,590	82,998
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,802	18,110
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	3,816	111,579
Employers Holdings, Inc. (Insurance)	1,484	62,922
Encore Capital Group, Inc.* (Consumer Finance)	848	35,150
Encore Wire Corp. (Electrical Equipment)	1,802	91,181
Engility Holdings, Inc.* (Aerospace & Defense)	1,484	38,821
Enova International, Inc.* (Consumer Finance)	2,862	51,230
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	424	32,733
Era Group, Inc.* (Energy Equipment & Services)	1,696	17,180
ESCO Technologies, Inc. (Machinery)	848	51,855
Essendant, Inc. (Commercial Services & Supplies)	3,180	28,779
Ethan Allen Interiors, Inc. (Household Durables)	2,120	52,682
Express, Inc.* (Specialty Retail)	6,678	46,612
Exterran Corp.* (Energy Equipment & Services)	2,650	76,532
EZCORP, Inc.*—Class A (Consumer Finance)	4,346	51,283
Fabrinet* (Electronic Equipment, Instruments & Components)	3,180	78,896
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	530	28,567
Federal Signal Corp. (Machinery)	2,438	49,589
Fidelity Southern Corp. (Banks)	1,908	45,716

See accompanying notes to the financial statements.

122 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	2,332	$44,774
Financial Engines, Inc. (Capital Markets)	2,968	84,440
First BanCorp.* (Banks)	15,370	92,220
First Commonwealth Financial Corp. (Banks)	3,286	47,548
First Financial Bancorp (Banks)	2,862	81,567
First Financial Bankshares, Inc. (Banks)	2,332	108,321
First Midwest Bancorp, Inc. (Banks)	8,692	216,083
Flotek Industries, Inc.* (Chemicals)	4,770	26,235
Forrester Research, Inc. (IT Services)	318	13,881
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,604	28,688
Francesca’s Holdings Corp.* (Specialty Retail)	3,074	17,921
Franklin Electric Co., Inc. (Machinery)	1,590	72,027
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	9,116	92,436
Fred’s, Inc.—Class A (Multiline Retail)	3,074	10,175
Frontier Communications Corp. (Diversified Telecommunication Services)	6,678	54,693
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	1,378	8,075
FTI Consulting, Inc.* (Professional Services)	3,180	138,235
FutureFuel Corp. (Chemicals)	2,120	28,408
Gannett Co., Inc. (Media)	9,434	111,322
General Cable Corp. (Electrical Equipment)	4,240	125,928
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	848	35,557
Genesco, Inc.* (Specialty Retail)	1,696	59,106
Gentherm, Inc.* (Auto Components)	1,696	54,272
Geospace Technologies Corp.* (Energy Equipment & Services)	1,166	16,044
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,272	33,377
Gibraltar Industries, Inc.* (Building Products)	2,650	98,314
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	3,498	130,650
Glacier Bancorp, Inc. (Banks)	2,756	108,090
Government Properties Income Trust (Equity Real Estate Investment Trusts)	8,374	143,698
Great Western Bancorp, Inc. (Banks)	4,982	209,991
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	3,286	57,505
Greenhill & Co., Inc. (Capital Markets)	2,014	37,360
Griffon Corp. (Building Products)	1,272	25,504
Group 1 Automotive, Inc. (Specialty Retail)	1,696	133,050
GUESS?, Inc. (Specialty Retail)	5,088	93,467
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	1,166	15,041
H.B. Fuller Co. (Chemicals)	2,332	120,915
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,696	109,647
Hanmi Financial Corp. (Banks)	1,272	40,068
Harmonic, Inc.* (Communications Equipment)	6,890	25,149
Haverty Furniture Cos., Inc. (Specialty Retail)	1,590	35,457
Hawaiian Holdings, Inc. (Airlines)	4,452	166,282
Hawkins, Inc. (Chemicals)	848	29,934
Haynes International, Inc. (Metals & Mining)	1,060	37,948
HCI Group, Inc. (Insurance)	636	22,228
HealthStream, Inc.* (Health Care Technology)	1,060	24,931
Heartland Express, Inc. (Road & Rail)	2,544	57,723
Heidrick & Struggles International, Inc. (Professional Services)	1,590	41,976
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	11,766	88,598
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	3,286	60,955
Hibbett Sports, Inc.* (Specialty Retail)	1,696	38,330
Hillenbrand, Inc. (Machinery)	2,544	112,699
HMS Holdings Corp.* (Health Care Technology)	4,240	72,631
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	2,226	65,556
Hope Bancorp, Inc. (Banks)	10,918	207,879
Horace Mann Educators Corp. (Insurance)	3,392	140,089
Hub Group, Inc.*—Class A (Air Freight & Logistics)	2,862	137,519
Impax Laboratories, Inc.* (Pharmaceuticals)	2,650	51,543
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	7,102	65,267
Independent Bank Corp. (Banks)	1,166	83,194
Infinity Property & Casualty Corp. (Insurance)	954	96,593
Innophos Holdings, Inc. (Chemicals)	1,696	78,474
Innospec, Inc. (Chemicals)	1,060	76,108
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	3,074	114,107
Insteel Industries, Inc. (Building Products)	1,484	46,494
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,014	106,057
INTL FCStone, Inc.* (Capital Markets)	1,272	55,332
Invacare Corp. (Health Care Equipment & Supplies)	2,756	50,710
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	9,434	153,208
Investment Technology Group, Inc. (Capital Markets)	2,756	58,868
Iridium Communications, Inc.* (Diversified Telecommunication Services)	6,996	88,848
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,802	131,906
J & J Snack Foods Corp. (Food Products)	424	58,699
J.C. Penney Co., Inc.* (Multiline Retail)	26,288	97,528
John B. Sanfilippo & Son, Inc. (Food Products)	742	46,464
Kaiser Aluminum Corp. (Metals & Mining)	1,378	151,911
Kaman Corp.—Class A (Trading Companies & Distributors)	2,332	146,216
KapStone Paper & Packaging Corp. (Paper & Forest Products)	7,420	257,028
Kelly Services, Inc.—Class A (Professional Services)	2,544	72,021
Kindred Healthcare, Inc. (Health Care Providers & Services)	7,314	67,289
Kirkland’s, Inc.* (Specialty Retail)	1,378	14,621
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	7,102	119,740
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,908	6,335
Lannett Co., Inc.* (Pharmaceuticals)	954	19,414
La-Z-Boy, Inc. (Household Durables)	2,014	60,722
Lindsay Corp. (Machinery)	424	37,825
Liquidity Services, Inc.* (Internet Software & Services)	2,120	10,176

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 123

Common Stocks, continued

	Shares	Value
Lithia Motors, Inc.—Class A (Specialty Retail)	954	$119,212
LivePerson, Inc.* (Internet Software & Services)	2,332	27,867
LSB Industries, Inc.* (Chemicals)	1,696	14,399
LSC Communications, Inc. (Commercial Services & Supplies)	2,968	40,602
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,590	65,158
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,060	29,616
Lumentum Holdings, Inc.* (Communications Equipment)	2,650	122,695
Luminex Corp. (Life Sciences Tools & Services)	1,590	32,102
Lydall, Inc.* (Machinery)	848	40,534
M.D.C. Holdings, Inc. (Household Durables)	1,802	60,745
M/I Homes, Inc.* (Household Durables)	2,332	75,417
Magellan Health, Inc.* (Health Care Providers & Services)	2,014	200,595
Maiden Holdings, Ltd. (Insurance)	5,830	41,102
ManTech International Corp.—Class A (IT Services)	2,226	115,908
MarineMax, Inc.* (Specialty Retail)	2,014	46,221
Marten Transport, Ltd. (Road & Rail)	1,378	31,970
Materion Corp. (Metals & Mining)	1,696	84,291
Matrix Service Co.* (Energy Equipment & Services)	2,226	39,845
Matson, Inc. (Marine)	3,604	123,293
Matthews International Corp.—Class A (Commercial Services & Supplies)	2,756	154,336
McDermott International, Inc.* (Energy Equipment & Services)	24,062	211,265
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	2,120	33,178
Meritage Homes Corp.* (Household Durables)	1,484	70,416
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,590	64,952
MicroStrategy, Inc.*—Class A (Software)	424	58,398
Mobile Mini, Inc. (Commercial Services & Supplies)	1,590	60,182
Monotype Imaging Holdings, Inc. (Software)	1,378	33,003
Monro Muffler Brake, Inc. (Specialty Retail)	2,756	155,713
Moog, Inc.*—Class A (Aerospace & Defense)	1,484	133,649
Motorcar Parts of America, Inc.* (Auto Components)	848	23,083
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,272	38,923
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	1,484	76,945
Mueller Industries, Inc. (Machinery)	4,876	161,347
Multi-Color Corp. (Commercial Services & Supplies)	636	49,290
Myers Industries, Inc. (Containers & Packaging)	636	13,356
MYR Group, Inc.* (Construction & Engineering)	1,378	46,687
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	636	15,754
National Presto Industries, Inc. (Aerospace & Defense)	424	43,100
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,272	39,496
Nautilus, Inc.* (Leisure Products)	1,378	17,707
Navigant Consulting, Inc.* (Professional Services)	3,922	80,479
NBT Bancorp, Inc. (Banks)	3,710	136,936
Neenah Paper, Inc. (Paper & Forest Products)	742	67,151
NETGEAR, Inc.* (Communications Equipment)	2,650	184,705
New Media Investment Group, Inc. (Media)	4,452	75,239
Newpark Resources, Inc.* (Energy Equipment & Services)	7,208	65,593
NIC, Inc. (Internet Software & Services)	3,074	51,028
Noble Corp. PLC* (Energy Equipment & Services)	20,670	96,942
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,484	24,902
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	8,692	146,459
Northwest Natural Gas Co. (Gas Utilities)	1,378	79,028
Oclaro, Inc.* (Communications Equipment)	6,466	38,408
OFG Bancorp (Banks)	3,710	42,294
Oil States International, Inc.* (Energy Equipment & Services)	4,346	139,072
Old National Bancorp (Banks)	11,342	196,217
Olympic Steel, Inc. (Metals & Mining)	742	17,296
Opus Bank (Banks)	1,484	40,216
Orion Marine Group, Inc.* (Construction & Engineering)	2,332	17,537
Oritani Financial Corp. (Thrifts & Mortgage Finance)	3,286	54,876
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	742	49,031
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	1,378	108,586
P.H. Glatfelter Co. (Paper & Forest Products)	3,710	86,666
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	2,120	38,648
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	954	17,458
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,618	291,292
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,484	20,301
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	5,936	66,246
Perficient, Inc.* (IT Services)	2,968	57,490
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	1,060	25,419
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	5,830	48,972
Pioneer Energy Services Corp.* (Energy Equipment & Services)	6,572	21,359
Piper Jaffray Cos. (Capital Markets)	636	58,703
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,862	171,005
Powell Industries, Inc. (Electrical Equipment)	742	24,182
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	954	71,264
PRA Group, Inc.* (Consumer Finance)	3,816	136,421
ProAssurance Corp. (Insurance)	2,438	133,358
Progenics Pharmaceuticals, Inc.* (Biotechnology)	3,710	21,704

See accompanying notes to the financial statements.

124 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	5,088	$133,865
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	742	90,606
Quaker Chemical Corp. (Chemicals)	424	65,254
Quanex Building Products Corp. (Building Products)	1,166	24,136
Quorum Health Corp.* (Health Care Providers & Services)	2,438	15,042
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	4,134	33,775
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	2,438	32,230
Rayonier Advanced Materials, Inc. (Chemicals)	4,346	82,226
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,484	73,235
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	1,060	55,809
Regis Corp.* (Diversified Consumer Services)	2,968	47,250
Rent-A-Center, Inc. (Specialty Retail)	4,558	49,363
Resources Connection, Inc. (Professional Services)	2,438	39,861
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,664	85,678
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	530	43,275
RLI Corp. (Insurance)	1,908	122,607
Roadrunner Transportation Systems, Inc.* (Road & Rail)	2,650	14,761
S&T Bancorp, Inc. (Banks)	1,590	64,172
Safety Insurance Group, Inc. (Insurance)	1,272	98,771
Saia, Inc.* (Road & Rail)	636	48,050
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	6,042	157,998
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	530	29,007
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	2,120	72,504
Scholastic Corp. (Media)	2,332	89,595
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,484	67,196
SEACOR Holdings, Inc. (Energy Equipment & Services)	1,378	64,187
Select Medical Holdings Corp.* (Health Care Providers & Services)	3,922	69,419
Selective Insurance Group, Inc. (Insurance)	1,802	104,967
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,120	75,896
Seneca Foods Corp.*—Class A (Food Products)	530	16,722
Shoe Carnival, Inc. (Specialty Retail)	954	21,799
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,060	72,239
Simmons First National Corp.— Class A (Banks)	3,286	193,381
SkyWest, Inc. (Airlines)	4,346	242,290
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,272	45,665
Sonic Automotive, Inc.—Class A (Specialty Retail)	2,120	45,686
Sonic Corp. (Hotels, Restaurants & Leisure)	1,590	41,086
South Jersey Industries, Inc. (Gas Utilities)	3,816	112,343
Southside Bancshares, Inc. (Banks)	2,332	80,058
SpartanNash Co. (Food & Staples Retailing)	3,074	74,913
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,650	57,081
Spire, Inc. (Gas Utilities)	4,134	274,911
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,696	26,458
SPX Corp.* (Machinery)	3,604	112,625
SPX FLOW, Inc.* (Machinery)	3,604	167,117
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	20,458	203,557
Standard Motor Products, Inc. (Auto Components)	1,696	81,238
Standex International Corp. (Machinery)	530	55,624
Stepan Co. (Chemicals)	1,696	133,001
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,908	88,150
Stewart Information Services Corp. (Insurance)	2,014	89,643
Strayer Education, Inc. (Diversified Consumer Services)	318	29,409
Sturm, Ruger & Co., Inc. (Leisure Products)	848	44,902
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	848	15,222
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	3,074	47,616
SunCoke Energy, Inc.* (Metals & Mining)	5,406	60,007
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	3,180	72,584
Superior Industries International, Inc. (Auto Components)	1,908	32,150
SUPERVALU, Inc.* (Food & Staples Retailing)	3,286	52,050
Sykes Enterprises, Inc.* (IT Services)	3,392	105,220
Synchronoss Technologies, Inc.* (Software)	3,710	29,828
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	530	16,711
Tailored Brands, Inc. (Specialty Retail)	2,014	48,719
Team, Inc.* (Commercial Services & Supplies)	2,544	43,248
Tennant Co. (Machinery)	848	57,155
Tetra Tech, Inc. (Commercial Services & Supplies)	2,120	105,364
TETRA Technologies, Inc.* (Energy Equipment & Services)	9,752	37,448
The Andersons, Inc. (Food & Staples Retailing)	2,226	75,907
The Buckle, Inc. (Specialty Retail)	2,438	48,882
The Cato Corp.—Class A (Specialty Retail)	2,014	23,926
The Children’s Place, Inc. (Specialty Retail)	424	63,515
The E.W. Scripps Co.*—Class A (Media)	2,120	33,941
The Ensign Group, Inc. (Health Care Providers & Services)	1,802	41,500
The Finish Line, Inc.—Class A (Specialty Retail)	3,392	38,431
The Greenbrier Cos., Inc. (Machinery)	2,438	122,266
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,590	41,340
The Medicines Co.* (Pharmaceuticals)	2,862	94,817
The Navigators Group, Inc. (Insurance)	1,908	92,729
Tile Shop Holdings, Inc. (Specialty Retail)	2,862	26,760
TimkenSteel Corp.* (Metals & Mining)	3,286	53,200
Titan International, Inc. (Machinery)	4,240	56,434
TiVo Corp. (Software)	10,282	143,433

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 125

Common Stocks, continued

	Shares	Value
Tompkins Financial Corp. (Banks)	636	$52,387
Travelport Worldwide, Ltd. (IT Services)	10,600	144,266
Tredegar Corp. (Chemicals)	2,120	38,902
Triumph Group, Inc. (Aerospace & Defense)	4,240	123,596
TrueBlue, Inc.* (Professional Services)	3,498	95,670
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	4,346	37,376
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	424	32,203
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	6,890	229,369
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	848	18,393
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,484	52,845
UniFirst Corp. (Commercial Services & Supplies)	636	105,131
Unit Corp.* (Energy Equipment & Services)	4,452	107,872
United Community Banks, Inc. (Banks)	2,862	90,668
United Fire Group, Inc. (Insurance)	1,802	78,189
United Insurance Holdings Corp. (Insurance)	1,696	32,767
Universal Corp. (Tobacco)	2,120	101,760
Universal Electronics, Inc.* (Household Durables)	1,166	53,753
Universal Forest Products, Inc. (Building Products)	2,438	91,010
Universal Insurance Holdings, Inc. (Insurance)	954	28,048
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	1,484	28,819
US Ecology, Inc. (Commercial Services & Supplies)	742	38,770
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,484	63,025
VASCO Data Security International, Inc.* (Software)	2,544	36,634
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	4,134	68,831
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,590	14,771
Veritiv Corp.* (Trading Companies & Distributors)	954	27,380
Viad Corp. (Commercial Services & Supplies)	848	48,166
Viavi Solutions, Inc.* (Communications Equipment)	7,314	62,754
Virtus Investment Partners, Inc. (Capital Markets)	636	81,408
Vista Outdoor, Inc.* (Leisure Products)	4,876	73,871
Vitamin Shoppe, Inc.* (Specialty Retail)	2,014	8,560
Wabash National Corp. (Machinery)	2,438	62,974
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	7,102	163,345
Watts Water Technologies, Inc.—Class A (Machinery)	1,378	109,896
WD-40 Co. (Household Products)	530	65,588
Westamerica Bancorp (Banks)	1,272	75,519
Whitestone REIT (Equity Real Estate Investment Trusts)	1,802	23,678
William Lyon Homes*—Class A (Household Durables)	954	25,901
WisdomTree Investments, Inc. (Capital Markets)	4,452	51,599
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	8,056	264,479
World Acceptance Corp.* (Consumer Finance)	530	62,567
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,544	57,113
Zumiez, Inc.* (Specialty Retail)	1,484	30,793
TOTAL COMMON STOCKS (Cost $29,691,383)		32,752,433

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $84,003	$84,000	$84,000
TOTAL REPURCHASE AGREEMENTS (Cost $84,000)		84,000
TOTAL INVESTMENT SECURITIES (Cost $29,775,383)—99.8%		32,836,433
Net other assets (liabilities)—0.2%		58,931
NET ASSETS—100.0%		$32,895,364

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

126 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Small-Cap Value ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$512,234	1.6%
Air Freight & Logistics	321,874	1.0%
Airlines	476,094	1.4%
Auto Components	606,189	1.8%
Banks	3,132,812	9.5%
Biotechnology	246,556	0.7%
Building Products	380,000	1.2%
Capital Markets	652,445	2.0%
Chemicals	977,401	3.0%
Commercial Services & Supplies	970,159	2.9%
Communications Equipment	549,963	1.7%
Construction & Engineering	133,344	0.4%
Consumer Finance	336,651	1.0%
Containers & Packaging	13,356	NM
Distributors	86,637	0.3%
Diversified Consumer Services	178,796	0.5%
Diversified Telecommunication Services	365,202	1.1%
Electric Utilities	228,892	0.7%
Electrical Equipment	342,574	1.0%
Electronic Equipment, Instruments & Components	1,436,825	4.4%
Energy Equipment & Services	1,335,133	4.1%
Equity Real Estate Investment Trusts	1,851,413	5.6%
Food & Staples Retailing	202,870	0.6%
Food Products	380,764	1.2%
Gas Utilities	466,282	1.4%
Health Care Equipment & Supplies	710,408	2.2%
Health Care Providers & Services	685,128	2.1%
Health Care Technology	113,436	0.3%
Hotels, Restaurants & Leisure	438,098	1.3%
Household Durables	399,636	1.2%
Household Products	65,588	0.2%
Insurance	1,467,908	4.5%
Internet & Direct Marketing Retail	80,314	0.2%
Internet Software & Services	228,634	0.7%
IT Services	895,102	2.7%
Leisure Products	175,621	0.5%
Life Sciences Tools & Services	91,833	0.3%
Machinery	1,739,455	5.3%
Marine	123,293	0.4%
Media	310,097	0.9%
Metals & Mining	633,619	1.9%
Mortgage Real Estate Investment Trusts	452,336	1.4%
Multiline Retail	107,703	0.3%
Multi-Utilities	154,807	0.5%
Oil, Gas & Consumable Fuels	945,032	2.9%
Paper & Forest Products	718,996	2.2%
Pharmaceuticals	231,252	0.7%
Professional Services	468,242	1.4%
Real Estate Management & Development	73,235	0.2%
Road & Rail	227,869	0.7%
Semiconductors & Semiconductor Equipment	546,150	1.7%
Software	365,087	1.1%
Specialty Retail	1,846,895	5.6%
Technology Hardware, Storage & Peripherals	266,419	0.8%
Textiles, Apparel & Luxury Goods	779,720	2.4%
Thrifts & Mortgage Finance	509,971	1.6%
Tobacco	101,760	0.3%
Trading Companies & Distributors	463,080	1.4%
Water Utilities	124,785	0.4%
Wireless Telecommunication Services	26,458	0.1%
Other**	142,931	0.5%
Total	$32,895,364	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 127

Common Stocks (74.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,390	$14,234
ACI Worldwide, Inc.* (Software)	1,435	33,636
Adobe Systems, Inc.* (Software)	6,068	1,212,144
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,249	140,821
Akamai Technologies, Inc.* (Internet Software & Services)	2,069	138,602
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,179	32,489
Alphabet, Inc.*—Class A (Internet Software & Services)	3,753	4,436,872
Alphabet, Inc.*—Class C (Internet Software & Services)	3,789	4,432,903
Amdocs, Ltd. (IT Services)	1,841	125,924
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	4,578	420,627
ANSYS, Inc.* (Software)	1,112	179,755
Apple, Inc. (Technology Hardware, Storage & Peripherals)	63,841	10,688,898
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	13,207	708,291
Arista Networks, Inc.* (Communications Equipment)	448	123,567
ARRIS International PLC* (Communications Equipment)	2,139	54,117
Aspen Technology, Inc.* (Software)	844	65,368
athenahealth, Inc.* (Health Care Technology)	383	47,994
Autodesk, Inc.* (Software)	2,698	311,943
Blackbaud, Inc. (Software)	460	44,077
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	5,092	1,262,969
CA, Inc. (Software)	3,904	139,958
CACI International, Inc.*—Class A (IT Services)	236	33,170
Cadence Design Systems, Inc.* (Software)	3,452	154,857
Cars.com, Inc.* (Internet Software & Services)	835	24,791
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	812	72,089
CDK Global, Inc. (Software)	1,707	121,692
CDW Corp. (Electronic Equipment, Instruments & Components)	1,915	143,223
CenturyLink, Inc. (Diversified Telecommunication Services)	12,161	216,588
Cerner Corp.* (Health Care Technology)	3,922	271,127
Ciena Corp.* (Communications Equipment)	1,816	38,644
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	759	37,624
Cisco Systems, Inc. (Communications Equipment)	61,415	2,551,179
Citrix Systems, Inc.* (Software)	1,820	168,823
Cognizant Technology Solutions Corp. (IT Services)	7,294	568,786
CommScope Holding Co., Inc.* (Communications Equipment)	2,448	94,566
CommVault Systems, Inc.* (Software)	411	21,927
Corning, Inc. (Electronic Equipment, Instruments & Components)	10,868	339,298
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,239	42,758
CSRA, Inc. (IT Services)	2,018	67,159
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,094	70,785
Dell Technologies, Inc.*—Class V (Software)	2,544	182,405
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	873	16,107
DST Systems, Inc. (IT Services)	726	60,527
DXC Technology Co. (IT Services)	3,480	346,434
Dycom Industries, Inc.* (Construction & Engineering)	296	34,546
eBay, Inc.* (Internet Software & Services)	12,148	492,966
EchoStar Corp.* (Communications Equipment)	460	28,088
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	437	12,778
Ellie Mae, Inc.* (Software)	331	30,949
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,803	58,688
EPAM Systems, Inc.* (IT Services)	479	56,273
F5 Networks, Inc.* (Communications Equipment)	749	108,260
Facebook, Inc.*—Class A (Internet Software & Services)	29,725	5,555,305
Fair Isaac Corp. (Software)	287	49,553
Finisar Corp.* (Communications Equipment)	1,390	24,964
FireEye, Inc.* (Software)	2,128	32,090
Fortinet, Inc.* (Software)	1,881	86,601
Garmin, Ltd. (Household Durables)	1,362	85,724
Gartner, Inc.* (IT Services)	1,168	162,048
GrubHub, Inc.* (Internet Software & Services)	1,130	81,643
Guidewire Software, Inc.* (Software)	871	69,201
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	19,766	324,162
HP, Inc. (Technology Hardware, Storage & Peripherals)	20,786	484,729
IAC/InterActiveCorp* (Internet Software & Services)	879	127,429
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,721	51,458
Intel Corp. (Semiconductors & Semiconductor Equipment)	58,142	2,798,955
InterDigital, Inc. (Communications Equipment)	332	25,913
International Business Machines Corp. (IT Services)	10,641	1,741,931
Intuit, Inc. (Software)	3,074	516,125
j2 Global, Inc. (Internet Software & Services)	463	37,035
Juniper Networks, Inc. (Communications Equipment)	4,638	121,284
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,950	214,110
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,000	383,040
Leidos Holdings, Inc. (IT Services)	1,811	120,613
LogMeIn, Inc. (Internet Software & Services)	654	82,273
Lumentum Holdings, Inc.* (Communications Equipment)	743	34,401
Manhattan Associates, Inc.* (Software)	810	42,784
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	5,290	123,416

See accompanying notes to the financial statements.

128 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	3,444	$210,084
Medidata Solutions, Inc.* (Health Care Technology)	710	48,358
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,839	270,330
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	14,338	626,857
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,425	88,051
Microsoft Corp. (Software)	95,886	9,110,129
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	670	68,541
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	366	43,598
Motorola Solutions, Inc. (Communications Equipment)	2,001	199,019
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,466	54,990
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	3,332	204,918
NetScout Systems, Inc.* (Communications Equipment)	1,134	32,319
Nuance Communications, Inc.* (Software)	3,291	58,613
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,600	1,868,080
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	5,260	130,132
Oracle Corp. (Software)	37,859	1,953,146
Palo Alto Networks, Inc.* (Communications Equipment)	1,179	186,129
Pandora Media, Inc.* (Internet Software & Services)	3,131	14,966
Paycom Software, Inc.* (Software)	457	41,879
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,387	33,681
Plantronics, Inc. (Communications Equipment)	316	18,641
Proofpoint, Inc.* (Software)	429	43,767
PTC, Inc.* (Software)	1,406	102,188
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,518	108,947
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	18,309	1,249,589
Red Hat, Inc.* (Software)	2,144	281,679
Salesforce.com, Inc.* (Software)	8,517	970,171
Science Applications International Corp. (IT Services)	414	31,733
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	3,669	202,529
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	784	28,067
ServiceNow, Inc.* (Software)	2,103	313,074
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	407	39,153
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,359	229,318
Splunk, Inc.* (Software)	1,790	165,342
SS&C Technologies Holdings, Inc. (Software)	2,105	105,839
Symantec Corp. (Software)	7,734	210,597
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	326	14,129
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	279	34,242
Synopsys, Inc.* (Software)	1,888	174,848
Tableau Software, Inc.*—Class A (Software)	750	57,608
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	332	33,290
Teradata Corp.* (IT Services)	1,458	59,049
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,477	113,546
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	12,283	1,347,077
The Ultimate Software Group, Inc.* (Software)	272	63,346
Twitter, Inc.* (Internet Software & Services)	7,985	206,093
Tyler Technologies, Inc.* (Software)	334	67,304
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,396	87,753
Verint Systems, Inc.* (Software)	760	31,730
VeriSign, Inc.* (Internet Software & Services)	1,111	127,676
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,341	49,349
ViaSat, Inc.* (Communications Equipment)	668	50,514
Viavi Solutions, Inc.* (Communications Equipment)	2,777	23,827
VMware, Inc.*—Class A (Software)	802	99,280
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	3,731	331,984
Workday, Inc.*—Class A (Software)	1,733	207,769
Worldpay, Inc.* (IT Services)	3,680	295,541
Xerox Corp. (Technology Hardware, Storage & Peripherals)	2,643	90,206
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	3,152	230,159
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	2,376	87,199
Zillow Group, Inc.*—Class A (Internet Software & Services)	453	20,290
Zillow Group, Inc.*—Class C (Internet Software & Services)	1,305	58,020
TOTAL COMMON STOCKS (Cost $48,451,315)		67,765,366

Repurchase Agreements(a)(b) (27.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $25,142,853	$25,142,000	$25,142,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,142,000)		25,142,000
TOTAL INVESTMENT SECURITIES (Cost $73,593,315)—101.5%		92,907,366
Net other assets (liabilities)—(1.5)%		(1,333,830)
NET ASSETS—100.0%		$91,573,536

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 129

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $9,909,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	2/23/18	1.97%	$33,154,782	$32,800,474	$(365,326)
Dow Jones U.S. Technology Index	UBS AG	2/23/18	1.82%	37,554,702	37,177,299	(388,447)
				$70,709,484	$69,977,773	$(753,773)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Technology UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Commercial Services & Supplies	$33,681	NM
Communications Equipment	3,715,432	4.1%
Construction & Engineering	34,546	NM
Diversified Telecommunication Services	303,787	0.3%
Electronic Equipment, Instruments & Components	550,053	0.6%
Health Care Technology	487,721	0.5%
Household Durables	85,724	0.1%
Internet Software & Services	15,836,864	17.4%
IT Services	3,669,188	4.0%
Semiconductors & Semiconductor Equipment	13,100,638	14.3%
Software	17,522,197	19.1%
Technology Hardware, Storage & Peripherals	12,425,535	13.6%
Other**	23,808,170	26.0%
Total	$91,573,536	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

130 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (50.9%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	21,399	$801,393
Sprint Corp.* (Wireless Telecommunication Services)	2,386	12,717
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	312	8,558
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,023	66,598
Verizon Communications, Inc. (Diversified Telecommunication Services)	14,206	768,118
TOTAL COMMON STOCKS (Cost $999,533)		1,657,384

Repurchase Agreements(a)(b) (26.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $858,029	$858,000	$858,000
TOTAL REPURCHASE AGREEMENTS (Cost $858,000)		858,000
TOTAL INVESTMENT SECURITIES (Cost $1,857,533)—77.3%		2,515,384
Net other assets (liabilities)—22.7%		736,656
NET ASSETS—100.0%		$3,252,040

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $370,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	2/23/18	1.97%	$1,663,725	$1,675,031	$10,830
Dow Jones U.S. Telecommunications Index	UBS AG	2/23/18	1.82%	1,543,742	1,558,218	13,951
				$3,207,467	$3,233,249	$24,781

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,569,511	48.2%
Wireless Telecommunication Services	87,873	2.7%
Other**	1,594,656	49.1%
Total	$3,252,040	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 131

U.S. Treasury Obligation (35.9%)

	Principal Amount	Value
U.S. Treasury Bonds, 2.75%, 11/15/47	$11,020,000	$10,596,419
TOTAL U.S. TREASURY OBLIGATION (Cost $10,884,173)		10,596,419

Repurchase Agreements(a)(b) (65.3%)

Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $19,243,653	19,243,000	19,243,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,243,000)		19,243,000
TOTAL INVESTMENT SECURITIES (Cost $30,127,173)—101.2%		29,839,419
Net other assets (liabilities)—(1.2)%		(351,972)
NET ASSETS—100.0%		$29,487,447

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $765,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.75% due on 11/15/47	Citibank North America	2/6/18	1.45%	$24,071,170	$23,654,438	$(284,158)
30-Year U.S. Treasury Bond, 2.75% due on 11/15/47	Societe’ Generale	2/6/18	1.55%	2,479,977	2,403,906	(63,634)
				$26,551,147	$26,058,344	$(347,792)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

132 :: UltraBear ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (104.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $8,722,296	$8,722,000	$8,722,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,722,000)		8,722,000
TOTAL INVESTMENT SECURITIES (Cost $8,722,000)—104.3%		8,722,000
Net other assets (liabilities)—(4.3)%		(357,891)
NET ASSETS—100.0%		$8,364,109

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $2,702,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	9	3/19/18	$(1,226,667)	$(1,271,588)	$(44,921)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/18	(1.82)%	$(8,010,479)	$(7,915,692)	$94,829
S&P 500	UBS AG	2/27/18	(1.52)%	(7,606,618)	(7,530,893)	75,639
				$(15,617,097)	$(15,446,585)	$170,468

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 133

Common Stocks (69.3%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.4%	3,577	$896,039
Abbott Laboratories (Health Care Equipment & Supplies)	0.3%	10,366	644,351
AbbVie, Inc. (Biotechnology)	0.5%	9,490	1,064,969
Alphabet, Inc.—Class C* (Internet Software & Services)*	1.0%	1,825	2,135,141
Alphabet, Inc.—Class A* (Internet Software & Services)*	1.0%	1,752	2,071,249
Altria Group, Inc. (Tobacco)	0.4%	11,315	795,897
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	1.7%	2,409	3,495,195
Amgen, Inc. (Biotechnology)	0.4%	4,307	801,317
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.5%	30,514	5,108,960
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	36,500	1,366,925
Bank of America Corp. (Banks)	0.9%	57,670	1,845,440
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	1.2%	11,461	2,457,009
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	11,315	1,418,336
Cisco Systems, Inc. (Communications Equipment)	0.6%	29,419	1,222,066
Citigroup, Inc. (Banks)	0.6%	15,695	1,231,744
Comcast Corp.—Class A (Media)	0.6%	27,740	1,179,782
DowDuPont, Inc. (Chemicals)	0.5%	13,943	1,053,813
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.1%	25,185	2,198,652
Facebook, Inc.—Class A* (Internet Software & Services)*	1.3%	14,162	2,646,736
General Electric Co. (Industrial Conglomerates)	0.4%	51,538	833,369
Gilead Sciences, Inc. (Biotechnology)	0.3%	7,738	648,444
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	4,526	722,666
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.6%	27,813	1,338,919
International Business Machines Corp. (IT Services)	0.4%	5,110	836,507
Johnson & Johnson (Pharmaceuticals)	1.1%	15,987	2,209,244
JPMorgan Chase & Co. (Banks)	1.2%	20,659	2,389,626
MasterCard, Inc.—Class A (IT Services)	0.5%	5,548	937,612
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	4,745	812,060
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	8,030	689,696
Merck & Co., Inc. (Pharmaceuticals)	0.5%	16,279	964,531
Microsoft Corp. (Software)	2.1%	45,844	4,355,639
Netflix, Inc.* (Internet & Direct Marketing Retail)*	0.3%	2,555	690,617
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.4%	3,577	879,227
Oracle Corp. (Software)	0.5%	18,104	933,985
PepsiCo, Inc. (Beverages)	0.5%	8,468	1,018,700
Pfizer, Inc. (Pharmaceuticals)	0.6%	35,405	1,311,401
Philip Morris International, Inc. (Tobacco)	0.5%	9,198	986,302
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	5,840	640,473
The Boeing Co. (Aerospace & Defense)	0.6%	3,358	1,189,974
The Coca-Cola Co. (Beverages)	0.5%	22,776	1,083,911
The Home Depot, Inc. (Specialty Retail)	0.7%	6,935	1,393,241
The Procter & Gamble Co. (Household Products)	0.6%	15,184	1,310,987
The Walt Disney Co. (Media)	0.5%	8,979	975,748
Union Pacific Corp. (Road & Rail)	0.3%	4,672	623,712
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	5,767	1,365,511
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	24,236	1,310,441
Visa, Inc.—Class A (IT Services)	0.6%	10,804	1,342,180
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.4%	8,687	926,034
Wells Fargo & Co. (Banks)	0.8%	26,353	1,733,500
Other Common Stocks	35.4%	986,742	73,225,219
TOTAL COMMON STOCKS (Cost $97,693,684)			143,313,097

Repurchase Agreements(a)(b) (28.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $58,979,002	$58,977,000	$58,977,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,977,000)		58,977,000
TOTAL INVESTMENT SECURITIES (Cost $156,670,684)—97.8%		202,290,097
Net other assets (liabilities)—2.2%		4,603,407
NET ASSETS—100.0%		$206,893,504

*	Non-income producing security.

See accompanying notes to the financial statements.

134 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $26,231,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	163	3/19/18	$21,878,963	$23,029,863	$1,150,900

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/18	2.02%	$88,571,974	$87,714,530	$(858,444)
SPDR S&P 500 ETF	Goldman Sachs International	2/27/18	1.77%	29,443,183	29,052,676	(393,889)
				$118,015,157	$116,767,206	$(1,252,333)
S&P 500	UBS AG	2/27/18	1.87%	89,864,848	89,040,078	(825,328)
SPDR S&P 500 ETF	UBS AG	2/27/18	1.57%	41,893,195	41,532,246	(364,163)
				$131,758,043	$130,572,324	$(1,189,491)
				$249,773,200	$247,339,530	$(2,441,824)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 135

UltraBull ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$3,951,102	1.9%
Air Freight & Logistics	1,043,526	0.5%
Airlines	705,671	0.3%
Auto Components	268,926	0.1%
Automobiles	626,160	0.3%
Banks	9,656,123	4.7%
Beverages	2,799,888	1.4%
Biotechnology	4,084,449	2.0%
Building Products	475,102	0.2%
Capital Markets	4,403,156	2.1%
Chemicals	3,115,982	1.5%
Commercial Services & Supplies	433,040	0.2%
Communications Equipment	1,544,735	0.7%
Construction & Engineering	135,975	0.1%
Construction Materials	192,008	0.1%
Consumer Finance	1,094,496	0.5%
Containers & Packaging	527,107	0.3%
Distributors	167,870	0.1%
Diversified Consumer Services	32,936	NM
Diversified Financial Services	2,508,388	1.2%
Diversified Telecommunication Services	2,780,076	1.3%
Electric Utilities	2,376,492	1.1%
Electrical Equipment	778,530	0.4%
Electronic Equipment, Instruments & Components	589,296	0.3%
Energy Equipment & Services	1,183,067	0.6%
Equity Real Estate Investment Trusts	3,745,636	1.8%
Food & Staples Retailing	2,643,571	1.3%
Food Products	1,701,658	0.8%
Health Care Equipment & Supplies	4,027,371	1.9%
Health Care Providers & Services	4,084,282	2.0%
Health Care Technology	131,209	0.1%
Hotels, Restaurants & Leisure	2,587,959	1.3%
Household Durables	567,091	0.3%
Household Products	2,133,979	1.0%
Independent Power & Renewable Electricity Producers	93,038	NM
Industrial Conglomerates	2,615,939	1.3%
Insurance	3,680,683	1.8%
Internet & Direct Marketing Retail	4,860,355	2.3%
Internet Software & Services	7,214,339	3.6%
IT Services	5,977,694	2.9%
Leisure Products	94,509	NM
Life Sciences Tools & Services	1,218,252	0.6%
Machinery	2,470,395	1.2%
Media	3,937,888	1.9%
Metals & Mining	410,836	0.2%
Multiline Retail	705,145	0.3%
Multi-Utilities	1,300,096	0.6%
Oil, Gas & Consumable Fuels	7,377,512	3.7%
Personal Products	231,736	0.1%
Pharmaceuticals	6,352,427	3.1%
Professional Services	406,663	0.2%
Real Estate Management & Development	83,384	NM
Road & Rail	1,307,379	0.6%
Semiconductors & Semiconductor Equipment	5,646,491	2.7%
Software	7,924,870	3.9%
Specialty Retail	3,263,877	1.6%
Technology Hardware, Storage & Peripherals	5,889,844	2.8%
Textiles, Apparel & Luxury Goods	1,016,052	0.5%
Tobacco	1,782,199	0.9%
Trading Companies & Distributors	263,566	0.1%
Water Utilities	91,071	NM
Other**	63,580,407	30.7%
Total	$206,893,504	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

136 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (92.5%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet Software & Services)	38,430	$350,097
500.com, Ltd.*ADR—Class A (Hotels, Restaurants & Leisure)	25,010	312,625
58.com, Inc.*ADR (Internet Software & Services)	16,775	1,339,987
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	30,805	6,293,153
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	46,055	776,948
Autohome, Inc.ADR (Internet Software & Services)	14,030	1,168,418
Baidu, Inc.*ADR (Internet Software & Services)	14,945	3,690,219
Baozun, Inc.*ADR (Internet Software & Services)	14,945	582,108
Beigene, Ltd.*ADR (Biotechnology)	11,590	1,573,343
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	16,775	583,602
Bright Scholar Education Holdings, Ltd.*ADR (Diversified Consumer Services)	13,725	275,324
Changyou.com, Ltd.*ADR (Software)	9,760	300,315
Cheetah Mobile, Inc.*ADR (Software)	26,230	434,632
China Life Insurance Co., Ltd.ADR (Insurance)	137,555	2,305,422
China Lodging Group, Ltd.ADR (Hotels, Restaurants & Leisure)	7,015	1,048,672
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	64,050	3,372,873
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	26,840	2,331,054
China Southern Airlines Co., Ltd.ADR (Airlines)	13,725	888,008
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	24,400	1,211,216
China Unicom Hong Kong, Ltd.*ADR (Diversified Telecommunication Services)	96,380	1,449,555
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	15,555	2,445,246
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	42,090	1,968,970
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	5,795	315,480
Fang Holdings, Ltd.*ADR (Internet Software & Services)	94,245	491,959
GDS Holdings, Ltd.*ADR (IT Services)	15,250	435,235
Huaneng Power International, Inc.ADR (Independent Power & Renewable Electricity Producers)	29,890	769,966
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	34,160	253,809
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	63,745	3,138,166
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	14,030	311,747
Momo, Inc.*ADR (Internet Software & Services)	24,095	759,715
Netease.com, Inc.ADR (Internet Software & Services)	6,710	2,148,274
NQ Mobile, Inc.*ADR (Software)	71,980	244,012
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	25,315	2,000,391
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	161,955	1,174,173
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	11,285	697,187
TAL Education GroupADR (Diversified Consumer Services)	45,445	1,480,143
Tarena International, Inc.ADR (Diversified Consumer Services)	22,875	306,068
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	43,615	354,590
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	98,820	1,633,495
Weibo Corp.*ADR (Internet Software & Services)	10,370	1,343,641
Xunlei, Ltd.*ADR (Internet Software & Services)	23,790	364,701
Yirendai, Ltd.ADR (Internet Software & Services)	7,930	320,531
YY, Inc.*ADR (Internet Software & Services)	9,455	1,257,137
ZTO Express Cayman, Inc.*ADR (Air Freight & Logistics)	59,780	945,122
TOTAL COMMON STOCKS (Cost $42,901,485)		55,447,329

Repurchase Agreements(a)(b) (9.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $5,488,186	$5,488,000	$5,488,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,488,000)		5,488,000
TOTAL INVESTMENT SECURITIES (Cost $48,389,485)—101.6%		60,935,329
Net other assets (liabilities)—(1.6)%		(930,646)
NET ASSETS—100.0%		$60,004,683

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $3,023,000.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 137

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	2/27/18	1.92%	$8,327,904	$8,243,269	$(85,523)
BNY Mellon China Select ADR Index	UBS AG	2/27/18	1.72%	57,069,886	56,403,506	(671,932)
				$65,397,790	$64,646,775	$(757,455)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraChina ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Air Freight & Logistics	$945,122	1.6%
Airlines	888,008	1.5%
Biotechnology	1,573,343	2.6%
Chemicals	697,187	1.2%
Diversified Consumer Services	2,061,535	3.4%
Diversified Telecommunication Services	2,660,771	4.4%
Hotels, Restaurants & Leisure	1,715,887	2.9%
Independent Power & Renewable Electricity Producers	769,966	1.3%
Insurance	2,305,422	3.8%
Internet & Direct Marketing Retail	6,740,631	11.2%
Internet Software & Services	20,693,542	34.6%
IT Services	435,235	0.7%
Metals & Mining	776,948	1.3%
Oil, Gas & Consumable Fuels	6,776,691	11.4%
Semiconductors & Semiconductor Equipment	2,055,209	3.4%
Software	978,959	1.6%
Wireless Telecommunication Services	3,372,873	5.6%
Other**	4,557,354	7.5%
Total	$60,004,683	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2018:

	Value	% of Net Assets
China	$52,074,456	86.9%
Hong Kong	3,372,873	5.6%
Other**	4,557,354	7.5%
Total	$60,004,683	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

138 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (60.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	12,656	$3,170,328
American Express Co. (Consumer Finance)	12,656	1,258,006
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,656	2,118,994
Caterpillar, Inc. (Machinery)	12,656	2,060,144
Chevron Corp. (Oil, Gas & Consumable Fuels)	12,656	1,586,429
Cisco Systems, Inc. (Communications Equipment)	12,656	525,730
DowDuPont, Inc. (Chemicals)	12,656	956,540
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	12,656	1,104,869
General Electric Co. (Industrial Conglomerates)	12,656	204,648
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,656	609,260
International Business Machines Corp. (IT Services)	12,656	2,071,787
Johnson & Johnson (Pharmaceuticals)	12,656	1,748,933
JPMorgan Chase & Co. (Banks)	12,656	1,463,920
McDonald’s Corp. (Hotels, Restaurants & Leisure)	12,656	2,165,948
Merck & Co., Inc. (Pharmaceuticals)	12,656	749,868
Microsoft Corp. (Software)	12,656	1,202,447
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	12,656	863,392
Pfizer, Inc. (Pharmaceuticals)	12,656	468,778
The Boeing Co. (Aerospace & Defense)	12,656	4,484,906
The Coca-Cola Co. (Beverages)	12,656	602,299
The Goldman Sachs Group, Inc. (Capital Markets)	12,656	3,390,415
The Home Depot, Inc. (Specialty Retail)	12,656	2,542,590
The Procter & Gamble Co. (Household Products)	12,656	1,092,719
The Travelers Cos., Inc. (Insurance)	12,656	1,897,388
The Walt Disney Co. (Media)	12,656	1,375,328
United Technologies Corp. (Aerospace & Defense)	12,656	1,746,655
UnitedHealth Group, Inc. (Health Care Providers & Services)	12,656	2,996,688
Verizon Communications, Inc. (Diversified Telecommunication Services)	12,656	684,310
Visa, Inc.—Class A (IT Services)	12,656	1,572,255
Wal-Mart Stores, Inc. (Food & Staples Retailing)	12,656	1,349,130
TOTAL COMMON STOCKS (Cost $34,295,037)		48,064,704

Repurchase Agreements(a)(b) (38.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $30,313,029	$30,312,000	$30,312,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,312,000)		30,312,000
TOTAL INVESTMENT SECURITIES (Cost $64,607,037)—98.5%		78,376,704
Net other assets (liabilities)—1.5%		1,231,002
NET ASSETS—100.0%		$79,607,706

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $12,517,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	104	3/19/18	$12,643,708	$13,590,720	$947,012

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	2/27/18	1.97%	$19,457,022	$19,243,543	$(215,607)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	2/27/18	1.82%	16,788,031	16,615,191	(174,536)
				$36,245,053	$35,858,734	$(390,143)
Dow Jones Industrial Average	UBS AG	2/27/18	1.87%	44,685,064	44,187,296	(502,207)
SPDR Dow Jones Industrial Average ETF	UBS AG	2/27/18	1.77%	17,669,276	17,467,020	(204,065)
				$62,354,340	$61,654,316	$(706,272)
				$98,599,393	$97,513,050	$(1,096,415)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 139

UltraDow 30 ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$6,231,560	7.6%
Banks	1,463,920	1.8%
Beverages	602,299	0.8%
Capital Markets	3,390,416	4.3%
Chemicals	956,540	1.2%
Communications Equipment	525,730	0.7%
Consumer Finance	1,258,006	1.6%
Diversified Telecommunication Services	684,310	0.9%
Food & Staples Retailing	1,349,130	1.7%
Health Care Providers & Services	2,996,688	3.8%
Hotels, Restaurants & Leisure	2,165,948	2.7%
Household Products	1,092,719	1.4%
Industrial Conglomerates	3,374,976	4.2%
Insurance	1,897,388	2.4%
IT Services	3,644,042	4.6%
Machinery	2,060,144	2.6%
Media	1,375,328	1.7%
Oil, Gas & Consumable Fuels	2,691,298	3.4%
Pharmaceuticals	2,967,579	3.7%
Semiconductors & Semiconductor Equipment	609,260	0.8%
Software	1,202,447	1.5%
Specialty Retail	2,542,590	3.2%
Technology Hardware, Storage & Peripherals	2,118,994	2.7%
Textiles, Apparel & Luxury Goods	863,392	1.1%
Other**	31,543,002	39.6%
Total	$79,607,706	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

140 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (82.8%)

	Shares	Value
58.com, Inc.*ADR (Internet Software & Services)	3,745	$299,151
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	59,920	428,428
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	48,685	9,945,858
Ambev S.A.ADR (Beverages)	186,715	1,282,732
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	49,755	930,419
Baidu, Inc.*ADR (Internet Software & Services)	11,770	2,906,247
Banco Bradesco S.A.ADR (Banks)	129,470	1,644,269
BRF S.A.*ADR (Food Products)	26,750	297,728
Cemex S.A.B. de C.V.*ADR (Construction Materials)	62,060	514,477
China Life Insurance Co., Ltd.ADR (Insurance)	63,130	1,058,059
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	47,080	2,479,233
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	10,700	929,295
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	5,885	292,131
China Unicom Hong Kong, Ltd.*ADR (Diversified Telecommunication Services)	25,145	378,181
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	16,050	594,653
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	6,955	1,093,326
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	17,120	800,874
Enersis S.A.ADR (Electric Utilities)	24,075	283,604
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	9,095	887,126
Grupo Televisa S.A.ADR (Media)	18,725	387,608
HDFC Bank, Ltd.ADR (Banks)	17,655	1,917,156
ICICI Bank, Ltd.ADR (Banks)	66,875	734,288
Infosys Technologies, Ltd.ADR (IT Services)	84,530	1,522,385
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	33,170	1,632,959
KB Financial Group, Inc.ADR (Banks)	16,585	1,039,381
Korea Electric Power Corp.ADR (Electric Utilities)	21,935	364,560
Latam Airlines Group S.A.ADR (Airlines)	16,050	274,134
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	18,725	279,190
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	21,400	259,796
Netease.com, Inc.ADR (Internet Software & Services)	3,210	1,027,714
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	9,095	718,687
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	62,810	839,142
POSCOADR (Metals & Mining)	13,375	1,196,795
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	20,865	626,993
Sasol, Ltd.ADR (Chemicals)	25,145	899,688
Shinhan Financial Group Co., Ltd.ADR (Banks)	20,330	1,000,439
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	14,980	412,250
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	158,360	7,175,291
TAL Education GroupADR (Diversified Consumer Services)	12,305	400,774
Tata Motors, Ltd.*ADR (Automobiles)	8,560	265,018
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	17,655	299,429
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	18,190	465,664
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	100,580	245,415
Vale S.A.ADR (Metals & Mining)	148,195	1,939,872
Vendanta, Ltd.ADR (Metals & Mining)	17,655	378,170
Weibo Corp.*ADR (Internet Software & Services)	2,140	277,280
Wipro, Ltd.ADR (IT Services)	46,010	252,595
Woori BankADR (Banks)	7,490	354,427
TOTAL COMMON STOCKS (Cost $40,707,694)		54,232,891

Preferred Stocks (5.1%)

Itau Unibanco Holding S.A.ADR (Banks)	136,960	2,246,144
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	89,665	1,110,949
TOTAL PREFERRED STOCKS (Cost $2,222,539)		3,357,093

Repurchase Agreements(a)(b) (11.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $7,371,250	$7,371,000	$7,371,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,371,000)		7,371,000
TOTAL INVESTMENT SECURITIES (Cost $50,301,233)—99.1%		64,960,984
Net other assets (liabilities)—0.9%		621,589
NET ASSETS—100.0%		$65,582,573

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $2,449,000.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 141

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	2/27/18	1.92%	$19,832,610	$19,764,068	$(70,408)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	2/27/18	1.97%	54,016,408	53,795,392	(226,162)
				$73,849,018	$73,559,460	$(296,570)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Airlines	$274,134	0.4%
Automobiles	265,018	0.4%
Banks	8,936,104	13.6%
Beverages	2,169,858	3.3%
Chemicals	899,688	1.4%
Construction Materials	514,477	0.8%
Diversified Consumer Services	400,774	0.6%
Diversified Telecommunication Services	2,191,387	3.3%
Electric Utilities	648,163	1.0%
Electronic Equipment, Instruments & Components	279,190	0.4%
Food Products	297,728	0.5%
Insurance	1,058,059	1.6%
Internet & Direct Marketing Retail	2,433,833	3.7%
Internet Software & Services	14,456,250	22.1%
IT Services	1,774,980	2.7%
Media	387,608	0.6%
Metals & Mining	3,514,838	5.4%
Oil, Gas & Consumable Fuels	5,157,063	7.9%
Semiconductors & Semiconductor Equipment	7,849,135	12.0%
Wireless Telecommunication Services	4,081,697	6.2%
Other**	7,992,589	12.1%
Total	$65,582,573	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2018:

	Value	% of Net Assets
Brazil	$10,125,929	15.4%
Chile	557,738	0.9%
China	21,760,536	33.3%
Hong Kong	2,479,233	3.8%
India	5,069,612	7.7%
Indonesia	626,993	1.0%
South Korea	4,647,042	7.0%
Mexico	2,719,630	4.1%
Russia	259,796	0.4%
South Africa	899,688	1.4%
Taiwan	8,443,787	12.9%
Other**	7,992,589	12.1%
Total	$65,582,573	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

142 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (103.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $23,166,786	$23,166,000	$23,166,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,166,000)		23,166,000
TOTAL INVESTMENT SECURITIES (Cost $23,166,000)—103.2%		23,166,000
Net other assets (liabilities)—(3.2)%		(728,266)
NET ASSETS—100.0%		$22,437,734

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,704,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	2/27/18	1.77%	$548,417	$542,562	$(5,870)
MSCI EAFE Index	UBS AG	2/27/18	2.27%	44,924,208	44,420,506	(506,156)
				$45,472,625	$44,963,068	$(512,026)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 143

Repurchase Agreements(a) (94.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $27,769,942	$27,769,000	$27,769,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,769,000)		27,769,000
TOTAL INVESTMENT SECURITIES (Cost $27,769,000)—94.0%		27,769,000
Net other assets (liabilities)—6.0%		1,777,449
NET ASSETS—100.0%		$29,546,449

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	508	3/09/18	$57,178,337	$59,118,500	$1,940,163

See accompanying notes to the financial statements.

144 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (75.1%)

	Shares	Value
Ambev S.A.ADR (Beverages)	498,332	$3,423,541
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	87,848	1,642,758
Banco Bradesco S.A.ADR (Banks)	335,908	4,266,032
Banco de ChileADR (Banks)	6,004	609,706
Banco Santander Brasil S.A.ADR (Banks)	55,616	626,236
Banco Santander ChileADR (Banks)	20,224	688,627
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero SantandADR (Banks)	46,136	360,784
Bancolombia S.A.ADR (Banks)	14,536	667,929
Braskem SAADR (Chemicals)	13,272	413,025
BRF S.A.*ADR (Food Products)	77,736	865,202
Cemex S.A.B. de C.V.*ADR (Construction Materials)	172,536	1,430,323
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	12,008	677,011
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	6,952	529,742
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	47,084	533,933
Embraer S.A.ADR (Aerospace & Defense)	24,332	614,383
Empresa Nacional de Electricidad S.A.ADR (Independent Power & Renewable Electricity Producers)	15,800	454,566
Enersis S.A.ADR (Electric Utilities)	72,364	852,448
Fibria Celulose S.A.ADR (Paper & Forest Products)	31,600	543,520
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	16,116	1,571,954
Gerdau S.A.ADR (Metals & Mining)	121,028	542,205
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	5,056	530,122
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	2,844	552,333
Grupo Financiero Galicia S.A.ADR (Banks)	10,112	705,818
Grupo Televisa S.A.ADR (Media)	51,824	1,072,757
Latam Airlines Group S.A.ADR (Airlines)	49,612	847,373
Pampa Energia S.A.*ADR (Electric Utilities)	8,216	579,228
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	161,576	2,158,655
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	52,772	895,013
TIM Participacoes SAADR (Wireless Telecommunication Services)	22,752	478,247
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	52,140	1,334,784
Vale S.A.ADR (Metals & Mining)	393,104	5,145,731
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	25,280	610,512
TOTAL COMMON STOCKS (Cost $26,756,421)		36,224,498

Preferred Stocks (17.7%)

Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	22,752	536,265
Itau Unibanco Holding S.A.ADR (Banks)	362,136	5,939,030
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	168,644	2,089,499
TOTAL PREFERRED STOCKS (Cost $5,095,749)		8,564,794

Repurchase Agreements(a)(b) (19.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $9,605,326	$9,605,000	$9,605,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,605,000)		9,605,000
TOTAL INVESTMENT SECURITIES (Cost $41,457,170)—112.7%		54,394,292
Net other assets (liabilities)—(12.7)%		(6,137,814)
NET ASSETS—100.0%		$48,256,478

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,468,000.

ADR	American Depositary Receipt

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	2/27/18	1.92%	$15,226,283	$15,270,034	$41,595
BNY Mellon Latin America 35 ADR Index	UBS AG	2/27/18	1.97%	36,370,087	36,483,933	109,733
				$51,596,370	$51,753,967	$151,328

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 145

UltraLatin America ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$614,383	1.3%
Airlines	847,373	1.8%
Banks	13,864,161	28.7%
Beverages	5,525,238	11.4%
Chemicals	1,090,036	2.3%
Construction Materials	1,430,323	3.0%
Diversified Telecommunication Services	895,013	1.9%
Electric Utilities	1,431,676	3.0%
Food & Staples Retailing	536,265	1.1%
Food Products	865,202	1.8%
Independent Power & Renewable Electricity Producers	454,566	0.9%
Media	1,072,757	2.2%
Metals & Mining	5,687,936	11.8%
Oil, Gas & Consumable Fuels	6,193,450	12.8%
Paper & Forest Products	543,520	1.1%
Transportation Infrastructure	1,082,455	2.2%
Water Utilities	533,933	1.1%
Wireless Telecommunication Services	2,121,005	4.4%
Other**	3,467,186	7.2%
Total	$48,256,478	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2018:

	Value	% of Net Assets
Argentina	$1,895,558	3.9%
Brazil	30,405,301	63.0%
Chile	4,129,731	8.6%
Colombia	667,929	1.4%
Mexico	7,690,773	15.9%
Other**	3,467,186	7.2%
Total	$48,256,478	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

146 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (65.3%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	5,094	$52,163
Aaron’s, Inc. (Specialty Retail)	2,830	115,719
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,698	399,029
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	3,679	125,380
ACI Worldwide, Inc.* (Software)	5,094	119,403
Acxiom Corp.* (IT Services)	3,396	91,930
Adtalem Global Education, Inc.* (Diversified Consumer Services)	2,547	117,162
AECOM Technology Corp.* (Construction & Engineering)	6,792	265,635
AGCO Corp. (Machinery)	2,830	205,515
Akorn, Inc.* (Pharmaceuticals)	3,962	127,656
Alexander & Baldwin, Inc. (Real Estate Management & Development)	3,118	82,689
Alleghany Corp.* (Insurance)	566	355,279
Allegheny Technologies, Inc.* (Metals & Mining)	5,377	144,964
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	7,924	118,147
AMC Networks, Inc.*—Class A (Media)	2,264	116,800
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	5,943	228,568
American Eagle Outfitters, Inc. (Specialty Retail)	7,358	132,444
American Financial Group, Inc. (Insurance)	3,113	352,827
AptarGroup, Inc. (Containers & Packaging)	2,830	247,398
Aqua America, Inc. (Water Utilities)	7,641	276,681
ARRIS International PLC* (Communications Equipment)	7,641	193,316
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,962	322,269
Ashland Global Holdings, Inc. (Chemicals)	2,830	205,430
Aspen Insurance Holdings, Ltd. (Insurance)	2,547	95,130
Associated Banc-Corp. (Banks)	6,509	161,098
Atmos Energy Corp. (Gas Utilities)	4,811	398,832
AutoNation, Inc.* (Specialty Retail)	2,547	153,380
Avis Budget Group, Inc.* (Road & Rail)	3,113	139,960
Avnet, Inc. (Electronic Equipment, Instruments & Components)	5,377	228,523
Avon Products, Inc.* (Personal Products)	19,244	46,955
BancorpSouth Bank (Banks)	3,679	123,430
Bank of Hawaii Corp. (Banks)	1,981	165,750
Bank of the Ozarks, Inc. (Banks)	5,377	268,581
Bed Bath & Beyond, Inc. (Specialty Retail)	6,226	143,696
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,698	143,939
Bemis Co., Inc. (Containers & Packaging)	3,962	185,184
Big Lots, Inc. (Multiline Retail)	1,981	120,406
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	849	219,492
Bio-Techne Corp. (Life Sciences Tools & Services)	1,698	238,212
Bioverativ, Inc.* (Biotechnology)	4,811	495,822
Black Hills Corp. (Multi-Utilities)	2,264	125,765
Blackbaud, Inc. (Software)	1,981	189,819
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,981	71,990
Broadridge Financial Solutions, Inc. (IT Services)	5,094	491,113
Brown & Brown, Inc. (Insurance)	5,094	267,333
Brunswick Corp. (Leisure Products)	3,962	248,734
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	566	88,862
Cable One, Inc. (Media)	283	199,806
Cabot Corp. (Chemicals)	2,830	191,421
CalAtlantic Group, Inc. (Household Durables)	3,396	190,617
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	8,773	99,574
Camden Property Trust (Equity Real Estate Investment Trusts)	3,962	342,950
Carlisle Cos., Inc. (Industrial Conglomerates)	2,830	323,214
Carpenter Technology Corp. (Metals & Mining)	1,981	101,823
Cars.com, Inc.* (Internet Software & Services)	3,113	92,425
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,981	238,314
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,698	205,645
Catalent, Inc.* (Pharmaceuticals)	5,660	263,416
Cathay General Bancorp, Inc. (Banks)	3,396	148,541
CDK Global, Inc. (Software)	5,660	403,501
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,981	208,877
Chemical Financial Corp. (Banks)	3,113	181,830
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	566	146,594
Ciena Corp.* (Communications Equipment)	6,226	132,489
Cinemark Holdings, Inc. (Media)	4,528	166,630
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,830	140,283
Clean Harbors, Inc.* (Commercial Services & Supplies)	2,264	125,290
CNO Financial Group, Inc. (Insurance)	7,358	180,933
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	9,056	126,875
Cognex Corp. (Electronic Equipment, Instruments & Components)	7,641	476,569
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,132	293,777
Commerce Bancshares, Inc. (Banks)	3,962	231,817
Commercial Metals Co. (Metals & Mining)	5,094	122,460
CommVault Systems, Inc.* (Software)	1,981	105,686
Compass Minerals International, Inc. (Metals & Mining)	1,415	103,154
Convergys Corp. (IT Services)	3,962	92,196
Cooper Tire & Rubber Co. (Auto Components)	2,264	88,522
Copart, Inc.* (Commercial Services & Supplies)	8,773	386,625
Core Laboratories N.V. (Energy Equipment & Services)	1,981	226,428
Corecivic, Inc. (Equity Real Estate Investment Trusts)	5,094	118,232
CoreLogic, Inc.* (IT Services)	3,679	174,237
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,415	153,273
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	4,245	115,889
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	18,395	165,555
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	1,132	199,775

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 147

Common Stocks, continued

	Shares	Value
Crane Co. (Machinery)	2,264	$226,264
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	4,245	146,495
Cullen/Frost Bankers, Inc. (Banks)	2,547	271,026
Curtiss-Wright Corp. (Aerospace & Defense)	1,981	258,837
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	14,433	249,547
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,962	228,568
Dana Holding Corp. (Auto Components)	6,226	205,396
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	3,962	234,511
Dean Foods Co. (Food Products)	3,962	41,086
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,415	121,280
Delphi Technologies PLC* (Auto Components)	3,962	218,821
Deluxe Corp. (Commercial Services & Supplies)	1,981	147,129
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,830	50,034
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,679	115,741
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	3,396	62,656
Dillard’s, Inc.—Class A (Multiline Retail)	849	57,358
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,981	429,579
Domtar Corp. (Paper & Forest Products)	2,830	145,349
Donaldson Co., Inc. (Machinery)	5,660	286,736
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	7,075	273,589
Dril-Quip, Inc.* (Energy Equipment & Services)	1,698	87,702
DST Systems, Inc. (IT Services)	2,547	212,343
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,962	256,143
Dycom Industries, Inc.* (Construction & Engineering)	1,415	165,145
Eagle Materials, Inc. (Construction Materials)	1,981	221,971
East West Bancorp, Inc. (Banks)	6,226	410,356
Eaton Vance Corp. (Capital Markets)	5,094	294,433
Edgewell Personal Care Co.* (Personal Products)	2,547	143,804
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,396	112,170
EMCOR Group, Inc. (Construction & Engineering)	2,547	207,020
Encompass Health Corp. (Health Care Providers & Services)	4,245	224,645
Endo International PLC* (Pharmaceuticals)	8,773	60,621
Energen Corp.* (Oil, Gas & Consumable Fuels)	4,245	221,716
Energizer Holdings, Inc. (Household Products)	2,547	148,286
EnerSys (Electrical Equipment)	1,698	119,386
Ensco PLCADR—Class A (Energy Equipment & Services)	18,961	111,870
EPR Properties (Equity Real Estate Investment Trusts)	2,830	167,140
Esterline Technologies Corp.* (Aerospace & Defense)	1,132	83,259
F.N.B. Corp. (Banks)	14,150	203,053
FactSet Research Systems, Inc. (Capital Markets)	1,698	340,772
Fair Isaac Corp. (Software)	1,415	244,314
Federated Investors, Inc.—Class B (Capital Markets)	4,245	147,217
First American Financial Corp. (Insurance)	4,811	284,186
First Horizon National Corp. (Banks)	14,150	281,019
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,094	157,201
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	3,679	247,118
Flowers Foods, Inc. (Food Products)	7,924	155,390
Fortinet, Inc.* (Software)	6,509	299,674
Fulton Financial Corp. (Banks)	7,641	139,066
GameStop Corp.—Class A (Specialty Retail)	4,528	76,116
GATX Corp. (Trading Companies & Distributors)	1,698	120,796
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	2,547	203,378
Gentex Corp. (Auto Components)	12,452	294,864
Genworth Financial, Inc.*—Class A (Insurance)	21,791	66,680
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	3,113	143,323
Graco, Inc. (Machinery)	7,641	357,599
Graham Holdings Co.—Class B (Diversified Consumer Services)	283	168,229
Granite Construction, Inc. (Construction & Engineering)	1,698	113,240
Great Plains Energy, Inc. (Electric Utilities)	9,339	290,630
Greif, Inc.—Class A (Containers & Packaging)	1,132	66,924
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	7,075	71,953
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,981	96,693
Hancock Holding Co. (Banks)	3,679	197,562
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,811	164,103
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,377	160,611
Helen of Troy, Ltd.* (Household Durables)	1,132	105,446
Herman Miller, Inc. (Commercial Services & Supplies)	2,547	103,154
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	4,528	216,801
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,830	241,484
HNI Corp. (Commercial Services & Supplies)	1,981	77,041
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	7,641	366,461
Home BancShares, Inc. (Banks)	6,792	163,076
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	7,075	201,001
Hubbell, Inc. (Electrical Equipment)	2,264	307,791
IDACORP, Inc. (Electric Utilities)	2,264	195,338
IDEX Corp. (Machinery)	3,396	487,258
ILG, Inc. (Hotels, Restaurants & Leisure)	4,528	142,224
Ingredion, Inc. (Food Products)	3,113	447,151
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,660	169,234
Interactive Brokers Group, Inc.—Class A (Capital Markets)	3,113	199,201
InterDigital, Inc. (Communications Equipment)	1,415	110,441
International Bancshares Corp. (Banks)	2,264	93,956

See accompanying notes to the financial statements.

148 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	1,132	$52,525
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,698	427,811
ITT, Inc. (Machinery)	3,962	221,872
j2 Global, Inc. (Internet Software & Services)	1,981	158,460
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	7,641	194,311
Jack Henry & Associates, Inc. (IT Services)	3,396	423,345
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,415	128,751
Janus Henderson Group PLC (Capital Markets)	7,924	312,047
JBG Smith Properties (Equity Real Estate Investment Trusts)	3,962	133,718
JetBlue Airways Corp.* (Airlines)	13,867	289,266
John Wiley & Sons, Inc.—Class A (Media)	1,981	125,595
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,981	309,730
KB Home (Household Durables)	3,679	115,962
KBR, Inc. (Construction & Engineering)	6,226	126,637
Kemper Corp. (Insurance)	2,264	146,820
Kennametal, Inc. (Machinery)	3,396	165,657
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	8,207	383,431
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	4,245	302,752
Kirby Corp.* (Marine)	2,264	169,574
KLX, Inc.* (Aerospace & Defense)	2,264	159,974
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	5,660	281,811
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,962	60,381
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	3,679	264,888
Lamb Weston Holding, Inc. (Food Products)	6,509	381,427
Lancaster Colony Corp. (Food Products)	849	109,012
Landstar System, Inc. (Road & Rail)	1,698	188,563
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	4,811	146,928
Legg Mason, Inc. (Capital Markets)	3,679	156,799
Leidos Holdings, Inc. (IT Services)	6,226	414,652
Lennox International, Inc. (Building Products)	1,698	370,011
Liberty Property Trust (Equity Real Estate Investment Trusts)	6,509	269,538
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,981	164,621
LifePoint Health, Inc.* (Health Care Providers & Services)	1,698	83,966
Lincoln Electric Holdings, Inc. (Machinery)	2,830	276,123
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	849	184,522
LivaNova PLC* (Health Care Equipment & Supplies)	1,981	169,475
Live Nation Entertainment, Inc.* (Media)	5,943	267,793
LogMeIn, Inc. (Internet Software & Services)	2,264	284,811
Louisiana-Pacific Corp.* (Paper & Forest Products)	6,226	184,352
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,962	79,517
Mallinckrodt PLC* (Pharmaceuticals)	4,245	76,665
Manhattan Associates, Inc.* (Software)	3,113	164,429
ManpowerGroup, Inc. (Professional Services)	2,830	371,833
MarketAxess Holdings, Inc. (Capital Markets)	1,698	333,165
Masimo Corp.* (Health Care Equipment & Supplies)	1,981	186,689
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	4,245	137,580
MAXIMUS, Inc. (IT Services)	2,830	192,949
MB Financial, Inc. (Banks)	3,679	157,388
MDU Resources Group, Inc. (Multi-Utilities)	8,490	224,815
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	15,848	207,292
Medidata Solutions, Inc.* (Health Care Technology)	2,547	173,476
MEDNAX, Inc.* (Health Care Providers & Services)	3,962	209,233
Mercury General Corp. (Insurance)	1,698	83,117
Meredith Corp. (Media)	1,698	112,306
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	5,094	314,758
Minerals Technologies, Inc. (Chemicals)	1,415	106,337
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,264	231,607
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,981	180,984
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,698	202,266
MSA Safety, Inc. (Commercial Services & Supplies)	1,415	110,809
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,981	185,976
MSCI, Inc.—Class A (Capital Markets)	3,962	551,628
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	7,075	227,108
Murphy USA, Inc.* (Specialty Retail)	1,415	120,714
Nabors Industries, Ltd. (Energy Equipment & Services)	13,867	108,717
National Fuel Gas Co. (Gas Utilities)	3,679	205,104
National Instruments Corp. (Electronic Equipment, Instruments & Components)	4,811	240,261
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	6,509	258,277
NCR Corp.* (Technology Hardware, Storage & Peripherals)	5,377	201,691
NetScout Systems, Inc.* (Communications Equipment)	3,679	104,852
New Jersey Resources Corp. (Gas Utilities)	3,679	142,745
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	21,225	300,546
NewMarket Corp. (Chemicals)	283	112,518
Nordson Corp. (Machinery)	2,264	325,382
NorthWestern Corp. (Multi-Utilities)	1,981	107,648
NOW, Inc.* (Trading Companies & Distributors)	4,811	56,722
Nu Skin Enterprises, Inc.—Class A (Personal Products)	2,264	162,646
NuVasive, Inc.* (Health Care Equipment & Supplies)	2,264	110,642
NVR, Inc.* (Household Durables)	283	899,422
Oceaneering International, Inc. (Energy Equipment & Services)	4,245	87,787
Office Depot, Inc. (Specialty Retail)	22,357	72,660
OGE Energy Corp. (Electric Utilities)	8,773	282,491
Old Dominion Freight Line, Inc. (Road & Rail)	3,113	455,899

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 149

Common Stocks, continued

	Shares	Value
Old Republic International Corp. (Insurance)	10,754	$231,103
Olin Corp. (Chemicals)	7,358	274,306
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	8,773	237,222
ONE Gas, Inc. (Gas Utilities)	2,264	160,359
Orbital ATK, Inc. (Aerospace & Defense)	2,547	335,949
Oshkosh Corp. (Machinery)	3,396	308,085
Owens & Minor, Inc. (Health Care Providers & Services)	2,547	53,640
Owens-Illinois, Inc.* (Containers & Packaging)	7,075	164,282
PacWest Bancorp (Banks)	5,660	296,754
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	1,132	73,455
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	9,622	227,272
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	4,811	155,540
Pinnacle Financial Partners, Inc. (Banks)	3,113	197,053
Pitney Bowes, Inc. (Commercial Services & Supplies)	8,207	115,801
Plantronics, Inc. (Communications Equipment)	1,415	83,471
PNM Resources, Inc. (Electric Utilities)	3,396	129,388
Polaris Industries, Inc. (Leisure Products)	2,547	287,837
PolyOne Corp. (Chemicals)	3,396	147,590
Pool Corp. (Distributors)	1,698	229,638
Post Holdings, Inc.* (Food Products)	2,830	214,146
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,698	89,824
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,264	94,703
Primerica, Inc. (Insurance)	1,981	200,081
Prosperity Bancshares, Inc. (Banks)	3,113	235,965
PTC, Inc.* (Software)	5,094	370,232
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	10,471	98,009
Quality Care Properties* (Equity Real Estate Investment Trusts)	3,962	53,487
Rayonier, Inc. (Equity Real Estate Investment Trusts)	5,660	183,724
Regal Beloit Corp. (Electrical Equipment)	1,981	154,320
Reinsurance Group of America, Inc. (Insurance)	2,830	443,321
Reliance Steel & Aluminum Co. (Metals & Mining)	3,113	272,668
RenaissanceRe Holdings, Ltd. (Insurance)	1,698	215,884
Rollins, Inc. (Commercial Services & Supplies)	4,245	209,448
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	5,094	74,984
Royal Gold, Inc. (Metals & Mining)	2,830	251,870
RPM International, Inc. (Chemicals)	5,943	310,225
Ryder System, Inc. (Road & Rail)	2,264	197,036
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	7,641	138,302
Sabre Corp. (IT Services)	9,056	188,093
Sally Beauty Holdings, Inc.* (Specialty Retail)	5,660	94,013
Sanderson Farms, Inc. (Food Products)	849	107,738
Science Applications International Corp. (IT Services)	1,981	151,844
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	2,264	105,616
SEI Investments Co. (Capital Markets)	5,660	425,349
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	10,471	181,462
Sensient Technologies Corp. (Chemicals)	1,981	142,335
Service Corp. International (Diversified Consumer Services)	8,207	328,035
Signature Bank* (Banks)	2,264	348,656
Silgan Holdings, Inc. (Containers & Packaging)	3,113	93,048
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,981	190,572
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	3,396	229,434
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	5,943	244,792
SLM Corp.* (Consumer Finance)	18,961	216,914
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,528	105,729
Snyder’s-Lance, Inc. (Food Products)	3,679	183,876
Sonoco Products Co. (Containers & Packaging)	4,245	230,545
Sotheby’s*—Class A (Diversified Consumer Services)	1,698	89,586
Southwest Gas Corp. (Gas Utilities)	1,981	145,762
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	22,357	94,794
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	5,377	150,180
Steel Dynamics, Inc. (Metals & Mining)	10,188	462,534
STERIS PLC (Health Care Equipment & Supplies)	3,679	334,495
Sterling Bancorp (Banks)	9,905	245,149
Stifel Financial Corp. (Capital Markets)	3,113	210,190
Superior Energy Services, Inc.* (Energy Equipment & Services)	6,792	70,976
SVB Financial Group* (Banks)	2,264	558,190
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,415	61,326
Syneos Health, Inc.* (Life Sciences Tools & Services)	2,547	97,677
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,132	138,930
Synovus Financial Corp. (Banks)	5,094	256,687
Take-Two Interactive Software, Inc.* (Software)	5,094	645,258
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	4,245	106,889
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,547	157,023
TCF Financial Corp. (Banks)	7,358	157,829
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,415	141,882
TEGNA, Inc. (Media)	9,339	135,135
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,415	270,152
Teleflex, Inc. (Health Care Equipment & Supplies)	1,981	550,222
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,962	108,678
Tempur Sealy International, Inc.* (Household Durables)	1,981	118,147
Tenet Healthcare Corp.* (Health Care Providers & Services)	3,396	64,116
Teradata Corp.* (IT Services)	5,377	217,769
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	8,490	389,182
Terex Corp. (Machinery)	3,396	159,680
Texas Capital Bancshares, Inc.* (Banks)	2,264	214,627

See accompanying notes to the financial statements.

150 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	2,830	$166,178
The Boston Beer Co., Inc.*—Class A (Beverages)	283	53,728
The Brink’s Co. (Commercial Services & Supplies)	2,264	188,818
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,981	97,445
The Chemours Co. (Chemicals)	8,207	423,646
The Dun & Bradstreet Corp. (Professional Services)	1,698	210,094
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	5,377	121,251
The Hain Celestial Group, Inc.* (Food Products)	4,528	172,698
The Hanover Insurance Group, Inc. (Insurance)	1,981	224,150
The Michaels Cos., Inc.* (Specialty Retail)	4,811	129,272
The New York Times Co.—Class A (Media)	5,377	125,015
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,698	153,278
The Timken Co. (Machinery)	3,113	163,588
The Toro Co. (Machinery)	4,811	315,842
The Ultimate Software Group, Inc.* (Software)	1,132	263,631
The Wendy’s Co. (Hotels, Restaurants & Leisure)	7,924	128,210
Thor Industries, Inc. (Automobiles)	2,264	309,398
Toll Brothers, Inc. (Household Durables)	6,509	303,189
Tootsie Roll Industries, Inc. (Food Products)	849	30,394
Transocean, Ltd.* (Energy Equipment & Services)	16,980	183,214
TreeHouse Foods, Inc.* (Food Products)	2,547	120,117
TRI Pointe Group, Inc.* (Household Durables)	6,509	106,162
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	11,037	486,732
Trinity Industries, Inc. (Machinery)	6,509	224,365
Trustmark Corp. (Banks)	2,830	89,966
Tupperware Brands Corp. (Household Durables)	2,264	130,769
Tyler Technologies, Inc.* (Software)	1,415	285,137
UGI Corp. (Gas Utilities)	7,641	349,729
UMB Financial Corp. (Banks)	1,981	150,913
Umpqua Holdings Corp. (Banks)	9,622	208,316
United Bankshares, Inc. (Banks)	4,528	166,630
United Natural Foods, Inc.* (Food & Staples Retailing)	2,264	107,766
United States Steel Corp. (Metals & Mining)	7,641	285,850
United Therapeutics Corp.* (Biotechnology)	1,981	255,549
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	7,075	111,997
Urban Edge Properties (Equity Real Estate Investment Trusts)	4,528	105,865
Urban Outfitters, Inc.* (Specialty Retail)	3,396	115,838
Valley National Bancorp (Banks)	11,603	145,850
Valmont Industries, Inc. (Construction & Engineering)	849	138,896
Valvoline, Inc. (Chemicals)	8,773	216,254
Vectren Corp. (Multi-Utilities)	3,679	223,058
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	4,811	85,058
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,811	177,045
ViaSat, Inc.* (Communications Equipment)	2,264	171,204
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	5,660	124,237
W.R. Berkley Corp. (Insurance)	4,245	309,800
Wabtec Corp. (Machinery)	3,679	298,146
Washington Federal, Inc. (Thrifts & Mortgage Finance)	3,679	132,076
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	8,207	54,002
Watsco, Inc. (Trading Companies & Distributors)	1,415	254,403
Webster Financial Corp. (Banks)	3,962	224,328
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	5,094	150,528
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,981	416,764
Werner Enterprises, Inc. (Road & Rail)	1,981	80,627
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	3,113	311,923
Westar Energy, Inc. (Electric Utilities)	6,226	321,634
WEX, Inc.* (IT Services)	1,698	262,867
WGL Holdings, Inc. (Gas Utilities)	2,264	190,674
Williams-Sonoma, Inc. (Specialty Retail)	3,396	173,976
Wintrust Financial Corp. (Banks)	2,547	218,787
Woodward, Inc. (Machinery)	2,264	175,505
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,830	78,929
Worthington Industries, Inc. (Metals & Mining)	1,981	92,632
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	17,263	254,283
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	2,264	278,834
TOTAL COMMON STOCKS (Cost $55,842,446)		80,062,146

Repurchase Agreements(a)(b) (32.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $39,750,349	$39,749,000	$39,749,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,749,000)		39,749,000
TOTAL INVESTMENT SECURITIES (Cost $95,591,446)—97.7%		119,811,146
Net other assets (liabilities)—2.3%		2,805,275
NET ASSETS—100.0%		$122,616,421

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $21,771,000.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 151

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	42	3/19/18	$8,037,463	$8,208,060	$170,597

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/27/18	1.92%	$39,211,511	$38,748,141	$(460,208)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/27/18	1.67%	23,021,612	22,811,106	(212,084)
				$62,233,123	$61,559,247	$(672,292)
S&P MidCap 400	UBS AG	2/27/18	1.92%	$72,830,550	$71,989,677	$(835,507)
SPDR S&P MidCap 400 ETF	UBS AG	2/27/18	1.77%	23,784,797	23,491,657	(295,477)
				$96,615,347	$95,481,334	$(1,130,984)
				$158,848,470	$157,040,581	$(1,803,276)

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraMid-Cap ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,108,171	0.9%
Airlines	289,266	0.2%
Auto Components	807,603	0.7%
Automobiles	309,398	0.3%
Banks	6,913,248	5.6%
Beverages	53,728	NM
Biotechnology	751,371	0.6%
Building Products	370,011	0.3%
Capital Markets	2,970,801	2.4%
Chemicals	2,283,340	1.9%
Commercial Services & Supplies	1,464,115	1.2%
Communications Equipment	795,773	0.6%
Construction & Engineering	1,016,573	0.8%
Construction Materials	221,971	0.2%
Consumer Finance	216,914	0.2%
Containers & Packaging	987,381	0.8%
Distributors	229,638	0.2%
Diversified Consumer Services	703,012	0.6%
Electric Utilities	1,383,584	1.1%
Electrical Equipment	581,497	0.5%
Electronic Equipment, Instruments & Components	4,211,467	3.4%
Energy Equipment & Services	1,228,984	1.0%
Equity Real Estate Investment Trusts	6,395,166	5.2%
Food & Staples Retailing	463,591	0.4%
Food Products	1,963,035	1.6%
Gas Utilities	1,593,205	1.3%
Health Care Equipment & Supplies	2,543,975	2.1%
Health Care Providers & Services	1,358,728	1.1%
Health Care Technology	291,623	0.2%
Hotels, Restaurants & Leisure	2,316,782	1.9%
Household Durables	1,969,714	1.6%
Household Products	148,286	0.1%
Industrial Conglomerates	323,214	0.3%
Insurance	3,456,644	2.8%
Internet Software & Services	535,696	0.4%
IT Services	2,913,338	2.4%
Leisure Products	536,571	0.4%
Life Sciences Tools & Services	764,258	0.6%
Machinery	4,197,617	3.4%
Marine	169,574	0.1%
Media	1,249,080	1.0%
Metals & Mining	1,837,955	1.5%
Multiline Retail	177,764	0.1%
Multi-Utilities	681,286	0.6%
Oil, Gas & Consumable Fuels	2,038,551	1.7%
Paper & Forest Products	329,701	0.3%
Personal Products	353,405	0.3%
Pharmaceuticals	623,061	0.5%
Professional Services	581,927	0.5%
Real Estate Management & Development	392,419	0.3%
Road & Rail	1,547,274	1.3%
Semiconductors & Semiconductor Equipment	2,519,433	2.1%
Software	3,091,084	2.5%
Specialty Retail	1,443,569	1.2%
Technology Hardware, Storage & Peripherals	316,510	0.3%
Textiles, Apparel & Luxury Goods	604,386	0.5%
Thrifts & Mortgage Finance	432,622	0.4%
Trading Companies & Distributors	617,897	0.5%
Water Utilities	276,681	0.2%
Wireless Telecommunication Services	108,678	0.1%
Other**	42,554,275	34.7%
Total	$122,616,421	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

152 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (50.6%)

	Shares	Value
Activision Blizzard, Inc. (Software)	25,584	$1,896,542
Adobe Systems, Inc.* (Software)	16,728	3,341,585
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,544	900,150
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,788	730,456
Alphabet, Inc.*—Class A (Internet Software & Services)	10,004	11,826,929
Alphabet, Inc.*—Class C (Internet Software & Services)	11,808	13,814,651
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	16,236	23,556,650
American Airlines Group, Inc. (Airlines)	16,236	881,940
Amgen, Inc. (Biotechnology)	24,436	4,546,319
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,464	1,145,192
Apple, Inc. (Technology Hardware, Storage & Peripherals)	173,348	29,023,656
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	36,080	1,934,970
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,460	499,282
Autodesk, Inc.* (Software)	7,380	853,276
Automatic Data Processing, Inc. (IT Services)	14,924	1,845,054
Baidu, Inc.*ADR (Internet Software & Services)	9,512	2,348,703
Biogen, Inc.* (Biotechnology)	7,216	2,509,797
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,904	532,718
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	13,776	3,416,861
CA, Inc. (Software)	14,104	505,628
Cadence Design Systems, Inc.* (Software)	9,512	426,708
Celgene Corp.* (Biotechnology)	26,568	2,687,619
Cerner Corp.* (Health Care Technology)	11,152	770,938
Charter Communications, Inc.*—Class A (Media)	8,364	3,155,319
Check Point Software Technologies, Ltd.* (Software)	5,576	576,614
Cintas Corp. (Commercial Services & Supplies)	3,608	607,768
Cisco Systems, Inc. (Communications Equipment)	166,952	6,935,186
Citrix Systems, Inc.* (Software)	5,084	471,592
Cognizant Technology Solutions Corp. (IT Services)	19,844	1,547,435
Comcast Corp.—Class A (Media)	157,440	6,695,924
Costco Wholesale Corp. (Food & Staples Retailing)	14,760	2,876,281
CSX Corp. (Road & Rail)	30,176	1,713,091
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	15,416	721,160
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	7,708	468,723
Dish Network Corp.*—Class A (Media)	7,708	361,505
Dollar Tree, Inc.* (Multiline Retail)	8,036	924,140
eBay, Inc.* (Internet Software & Services)	35,260	1,430,851
Electronic Arts, Inc.* (Software)	10,332	1,311,751
Expedia, Inc. (Internet & Direct Marketing Retail)	4,756	608,816
Express Scripts Holding Co.* (Health Care Providers & Services)	19,188	1,519,305
Facebook, Inc.*—Class A (Internet Software & Services)	80,524	15,049,129
Fastenal Co. (Trading Companies & Distributors)	9,676	531,793
Fiserv, Inc.* (IT Services)	7,052	993,204
Gilead Sciences, Inc. (Biotechnology)	44,116	3,696,921
Hasbro, Inc. (Leisure Products)	4,264	403,246
Henry Schein, Inc.* (Health Care Providers & Services)	5,248	397,169
Hologic, Inc.* (Health Care Equipment & Supplies)	9,348	399,160
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,952	552,142
Illumina, Inc.* (Life Sciences Tools & Services)	4,920	1,144,589
Incyte Corp.* (Biotechnology)	7,052	636,725
Intel Corp. (Semiconductors & Semiconductor Equipment)	158,096	7,610,741
Intuit, Inc. (Software)	8,692	1,459,387
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,772	1,628,259
J.B. Hunt Transport Services, Inc. (Road & Rail)	3,772	455,771
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	31,160	1,534,007
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	5,248	576,230
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,412	1,036,506
Liberty Global PLC*—Class A (Media)	7,544	281,995
Liberty Global PLC*—Class C (Media)	19,844	709,621
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	13,612	382,361
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	2,788	164,297
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	12,300	1,812,282
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,512	580,232
Mercadolibre, Inc. (Internet Software & Services)	1,476	571,360
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,872	749,572
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	38,868	1,699,309
Microsoft Corp. (Software)	260,596	24,759,227
Mondelez International, Inc.—Class A (Food Products)	50,512	2,242,733
Monster Beverage Corp.* (Beverages)	19,024	1,298,008
Mylan N.V.* (Pharmaceuticals)	18,040	773,014
Netease.com, Inc.ADR (Internet Software & Services)	2,624	840,100
Netflix, Inc.* (Internet & Direct Marketing Retail)	14,596	3,945,299
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	20,500	5,038,900
O’Reilly Automotive, Inc.* (Specialty Retail)	2,952	781,365
PACCAR, Inc. (Machinery)	11,808	880,404
Paychex, Inc. (IT Services)	12,136	828,282
PayPal Holdings, Inc.* (IT Services)	40,672	3,470,135
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	49,856	3,402,672

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 153

Common Stocks, continued

	Shares	Value
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,608	$1,322,873
Ross Stores, Inc. (Specialty Retail)	12,956	1,067,445
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	9,840	543,168
Shire Pharmaceuticals Group PLCADR (Biotechnology)	2,460	344,498
Sirius XM Holdings, Inc. (Media)	155,144	947,930
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	6,232	605,813
Starbucks Corp. (Hotels, Restaurants & Leisure)	48,052	2,729,834
Symantec Corp. (Software)	20,992	571,612
Synopsys, Inc.* (Software)	5,084	470,829
Take-Two Interactive Software, Inc.* (Software)	3,772	477,799
Tesla Motors, Inc.* (Automobiles)	5,740	2,033,739
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	33,292	3,651,134
The Kraft Heinz Co. (Food Products)	41,164	3,226,845
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	1,640	3,135,762
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	28,044	1,825,664
Twenty-First Century Fox, Inc.—Class A (Media)	35,588	1,313,197
Twenty-First Century Fox, Inc.—Class B (Media)	26,896	981,435
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	2,132	473,517
Verisk Analytics, Inc.*—Class A (Professional Services)	5,576	557,879
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,528	1,423,067
Vodafone Group PLCADR (Wireless Telecommunication Services)	15,744	507,272
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	33,456	2,517,899
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	10,004	890,156
Workday, Inc.*—Class A (Software)	4,592	550,535
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	3,444	570,292
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,528	622,715
TOTAL COMMON STOCKS (Cost $94,239,662)		268,600,141

Repurchase Agreements(a)(b) (47.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $252,295,562	$252,287,000	$252,287,000
TOTAL REPURCHASE AGREEMENTS (Cost $252,287,000)		252,287,000
TOTAL INVESTMENT SECURITIES (Cost $346,526,662)—98.2%		520,887,141
Net other assets (liabilities)—1.8%		9,488,238
NET ASSETS—100.0%		$530,375,379

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $89,351,000.

ADR    American Depositary Receipt

NYS     New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	309	3/19/18	$41,324,689	$43,031,340	$1,706,651

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/18	2.02%	$198,049,818	$197,013,971	$(1,034,160)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	2/27/18	1.77%	157,265,457	156,658,495	(621,428)
				$355,315,275	$353,672,466	$(1,655,588)
NASDAQ-100 Index	UBS AG	2/27/18	1.87%	$277,792,133	$276,155,958	$(1,630,870)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	2/27/18	1.97%	119,801,349	119,207,934	(607,171)
				$397,593,482	$395,363,892	$(2,238,041)
				$752,908,757	$749,036,358	$(3,893,629)

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

154 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

UltraNASDAQ-100 ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Airlines	$881,940	0.2%
Automobiles	2,033,739	0.4%
Beverages	1,298,008	0.2%
Biotechnology	18,600,686	3.5%
Commercial Services & Supplies	607,768	0.1%
Communications Equipment	6,935,186	1.3%
Food & Staples Retailing	5,394,180	1.0%
Food Products	5,469,579	1.0%
Health Care Equipment & Supplies	3,778,740	0.7%
Health Care Providers & Services	1,916,474	0.4%
Health Care Technology	770,938	0.1%
Hotels, Restaurants & Leisure	5,112,408	1.0%
Internet & Direct Marketing Retail	34,048,352	6.4%
Internet Software & Services	45,881,723	8.8%
IT Services	8,684,110	1.6%
Leisure Products	403,246	0.1%
Life Sciences Tools & Services	1,144,589	0.2%
Machinery	880,404	0.2%
Media	14,446,926	2.7%
Multiline Retail	924,140	0.2%
Pharmaceuticals	773,014	0.1%
Professional Services	557,879	0.1%
Road & Rail	2,168,862	0.4%
Semiconductors & Semiconductor Equipment	32,570,129	6.1%
Software	37,673,085	7.2%
Specialty Retail	2,322,327	0.4%
Technology Hardware, Storage & Peripherals	30,456,980	5.7%
Trading Companies & Distributors	531,793	0.1%
Wireless Telecommunication Services	2,332,936	0.4%
Other**	261,775,238	49.4%
Total	$530,375,379	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 155

Repurchase Agreements(a)(b) (101.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $6,976,237	$6,976,000	$6,976,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,976,000)		6,976,000
TOTAL INVESTMENT SECURITIES (Cost $6,976,000)—101.9%		6,976,000
Net other assets (liabilities)—(1.9)%		(127,449)
NET ASSETS—100.0%		$6,848,551

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $441,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	2/27/18	(0.47)%	$(3,913,739)	$(3,916,857)	$(3,043)
BNY Mellon China Select ADR Index	UBS AG	2/27/18	(0.22)%	(9,681,859)	(9,771,676)	(89,748)
				$(13,595,598)	$(13,688,533)	$(92,791)

(1)   Agreements may be terminated at will by either party without penalty.

(2)   Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

156 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (103.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $2,784,094	$2,784,000	$2,784,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,784,000)		2,784,000
TOTAL INVESTMENT SECURITIES (Cost $2,784,000)—103.4%		2,784,000
Net other assets (liabilities)—(3.4)%		(91,567)
NET ASSETS—100.0%		$2,692,433

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $907,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	3	3/19/18	$(367,854)	$(392,040)	$(24,186)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	2/27/18	(1.67)%	$(2,082,617)	$(2,059,766)	$23,043
Dow Jones Industrial Average	UBS AG	2/27/18	(1.52)%	(2,960,573)	(2,930,697)	30,126
				$(5,043,190)	$(4,990,463)	$53,169

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 157

Repurchase Agreements(a)(b) (97.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $6,367,216	$6,367,000	$6,367,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,367,000)		6,367,000
TOTAL INVESTMENT SECURITIES (Cost $6,367,000)—97.0%		6,367,000
Net other assets (liabilities)—3.0%		199,892
NET ASSETS—100.0%		$6,566,892

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $358,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	2/27/18	(0.97)%	$(2,513,316)	$(2,504,630)	$8,790
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	2/27/18	(0.97)%	(10,687,624)	(10,651,133)	36,934
				$(13,200,940)	$(13,155,763)	$45,724

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

158 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (85.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $2,220,075	$2,220,000	$2,220,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,220,000)		2,220,000
TOTAL INVESTMENT SECURITIES (Cost $2,220,000)—85.9%		2,220,000
Net other assets (liabilities)—14.1%		364,322
NET ASSETS—100.0%		$2,584,322

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $331,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	2/27/18	(1.07)%	$(1,652,114)	$(1,634,474)	$17,619
MSCI EAFE Index	UBS AG	2/27/18	(1.17)%	(3,549,836)	(3,521,995)	27,832
				$(5,201,950)	$(5,156,469)	$45,451

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 159

Repurchase Agreements(a) (119.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $1,429,048	$1,429,000	$1,429,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,429,000)		1,429,000
TOTAL INVESTMENT SECURITIES (Cost $1,429,000)—119.5%		1,429,000
Net other assets (liabilities)—(19.5)%		(233,098)
NET ASSETS—100.0%		$1,195,902

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	21	3/09/18	$(2,463,240)	$(2,443,875)	$19,365

See accompanying notes to the financial statements.

160 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (93.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $2,685,091	$2,685,000	$2,685,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,685,000)		2,685,000
TOTAL INVESTMENT SECURITIES (Cost $2,685,000)—93.8%		2,685,000
Net other assets (liabilities)—6.2%		178,471
NET ASSETS—100.0%		$2,863,471

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $147,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	2/27/18	(0.87)%	$(2,148,274)	$(2,146,379)	$2,107
BNY Mellon Latin America 35 ADR Index	UBS AG	2/27/18	(0.97)%	(3,590,023)	(3,589,546)	799
				$(5,738,297)	$(5,735,925)	$2,906

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 161

Repurchase Agreements(a)(b) (107.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $1,794,061	$1,794,000	$1,794,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,794,000)		1,794,000
TOTAL INVESTMENT SECURITIES (Cost $1,794,000)—107.0%		1,794,000
Net other assets (liabilities)—(7.0)%		(116,626)
NET ASSETS—100.0%		$1,677,374

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $629,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	3/19/18	$(187,503)	$(195,430)	$(7,927)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	2/27/18	(1.52)%	$(1,326,747)	$(1,306,040)	$20,529
S&P MidCap 400	UBS AG	2/27/18	(1.47)%	(1,880,267)	(1,857,366)	22,700
				$(3,207,014)	$(3,163,406)	$43,229

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

162 :: UltraShort NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Repurchase Agreements(a)(b) (95.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $11,707,397	$11,707,000	$11,707,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,707,000)		11,707,000
TOTAL INVESTMENT SECURITIES (Cost $11,707,000)—95.7%		11,707,000
Net other assets (liabilities)—4.3%		530,292
NET ASSETS—100.0%		$12,237,292

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $3,987,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	2/27/18	(1.77)%	$(11,911,404)	$(11,846,072)	$65,060
NASDAQ-100 Index	UBS AG	2/27/18	(1.52)%	(12,706,830)	(12,647,016)	59,407
				$(24,618,234)	$(24,493,088)	$124,467

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 163

Repurchase Agreements(a)(b) (106.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $6,593,224	$6,593,000	$6,593,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,593,000)		6,593,000
TOTAL INVESTMENT SECURITIES (Cost $6,593,000)—106.9%		6,593,000
Net other assets (liabilities)—(6.9)%		(425,862)
NET ASSETS—100.0%		$6,167,138

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,448,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	3/19/18	$(151,122)	$(157,550)	$(6,428)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	2/27/18	(1.12)%	$(4,398,961)	$(4,319,405)	$79,580
Russell 2000 Index	UBS AG	2/27/18	(0.97)%	(7,982,655)	(7,855,219)	127,390
				$(12,381,616)	$(12,174,624)	$206,970

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

164 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (39.7%)

	Percentage of Net Assets	Shares	Value
Aspen Technology, Inc.* (Software)*	0.1%	1,332	$103,162
Blackbaud, Inc. (Software)	0.1%	740	70,907
Bluebird Bio, Inc.* (Biotechnology)*	0.2%	740	151,627
Catalent, Inc.* (Pharmaceuticals)*	0.1%	2,072	96,430
Chemical Financial Corp. (Banks)	0.1%	1,184	69,157
CNO Financial Group, Inc. (Insurance)	0.1%	2,960	72,786
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	740	96,688
Dana Holding Corp. (Auto Components)	0.1%	2,516	83,003
Dycom Industries, Inc.* (Construction & Engineering)*	0.1%	592	69,092
EMCOR Group, Inc. (Construction & Engineering)	0.1%	1,036	84,205
Encompass Health Corp. (Health Care Providers & Services)	0.1%	1,480	78,323
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	2,516	81,896
EPAM Systems, Inc.* (IT Services)*	0.1%	888	104,323
Evercore Partners, Inc.— Class A (Capital Markets)	0.1%	740	74,407
Exact Sciences Corp.* (Biotechnology)*	0.1%	1,924	95,642
Fair Isaac Corp. (Software)	0.1%	592	102,214
Grand Canyon Education, Inc.* (Diversified Consumer Services)*	0.1%	740	68,813
GrubHub, Inc.* (Internet Software & Services)*	0.1%	1,480	106,931
Hancock Holding Co. (Banks)	0.1%	1,480	79,476
IBERIABANK Corp. (Banks)	0.1%	888	75,036
IDACORP, Inc. (Electric Utilities)	0.1%	888	76,616
Insulet Corp.* (Health Care Equipment & Supplies)*	0.1%	1,036	79,284
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	2,368	70,803
LivaNova PLC* (Health Care Equipment & Supplies)*	0.1%	888	75,968
Louisiana-Pacific Corp.* (Paper & Forest Products)*	0.1%	2,516	74,498
Masimo Corp.* (Health Care Equipment & Supplies)*	0.1%	740	69,738
MAXIMUS, Inc. (IT Services)	0.1%	1,036	70,634
MGIC Investment Corp.* (Thrifts & Mortgage Finance)*	0.1%	6,364	94,315
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	888	90,842
Molina Healthcare, Inc.* (Health Care Providers & Services)*	0.1%	740	67,606
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	740	88,149
Nektar Therapeutics* (Pharmaceuticals)*	0.3%	2,664	222,736
On Assignment, Inc.* (Professional Services)*	0.1%	888	67,994
Paycom Software, Inc.* (Software)*	0.1%	888	81,376
Primerica, Inc. (Insurance)	0.1%	740	74,739
Proofpoint, Inc.* (Software)*	0.1%	740	75,495
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	3,700	81,660
Sage Therapeutics, Inc.* (Biotechnology)*	0.1%	592	112,362
Sarepta Therapeutics, Inc.* (Biotechnology)*	0.1%	1,036	67,899
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	740	71,188
Snyder’s-Lance, Inc. (Food Products)	0.1%	1,480	73,970
Stifel Financial Corp. (Capital Markets)	0.1%	1,184	79,944
Texas Capital Bancshares, Inc.* (Banks)*	0.1%	888	84,183
Texas Roadhouse, Inc.— Class A (Hotels, Restaurants & Leisure)	0.1%	1,184	69,525
Umpqua Holdings Corp. (Banks)	0.1%	3,700	80,106
WGL Holdings, Inc. (Gas Utilities)	0.1%	888	74,788
Wintrust Financial Corp. (Banks)	0.1%	888	76,279
Woodward, Inc. (Machinery)	0.1%	888	68,837
Zendesk, Inc.* (Software)*	0.1%	1,776	68,412
Other Common Stocks	34.8%	1,552,585	28,834,763
TOTAL COMMON STOCKS (Cost $20,833,625)			32,988,827

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)	2,635	—
Dyax Corp.*+^(b) (Biotechnology)	1,854	2,058
TOTAL CONTINGENT RIGHTS (Cost $—)		2,058

Trust(NM)

	Interest Units
Ferroglobe Representation and Warranty Insurance+^ (Metals & Mining)	1,320	—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 165

Repurchase Agreements(c)(d) (86.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $72,104,447	$72,102,000	$72,102,000
TOTAL REPURCHASE AGREEMENTS (Cost $72,102,000)		72,102,000
TOTAL INVESTMENT SECURITIES (Cost $92,935,625)—126.6%		105,092,885
Net other assets (liabilities)—(26.6)%		(22,103,733)
NET ASSETS—100.0%		$82,989,152

*                 Non-income producing security.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.

^                  The Advisor has deemed these securities to be illiquid. As of January 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $20,125,000.

(d)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	68	3/19/18	$5,325,040	$5,356,700	$31,660

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/18	1.27%	$20,596,894	$20,225,863	$(372,905)
Russell 2000 Index	Goldman Sachs International	2/27/18	1.62%	12,364,576	11,845,371	(520,363)
				$32,961,470	$32,071,234	$(893,268)
iShares Russell 2000 ETF	UBS AG	2/27/18	1.27%	$42,430,465	$41,804,820	$(628,634)
Russell 2000 Index	UBS AG	2/27/18	1.47%	54,385,057	53,676,179	(710,176)
				$96,815,522	$95,480,999	$(1,338,810)
				$129,776,992	$127,552,233	$(2,232,078)

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

166 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$462,052	0.6%
Air Freight & Logistics	143,865	0.2%
Airlines	82,673	0.1%
Auto Components	410,576	0.5%
Automobiles	26,906	NM
Banks	3,000,313	3.6%
Beverages	14,033	NM
Biotechnology	2,284,321	2.8%
Building Products	375,661	0.5%
Capital Markets	404,898	0.5%
Chemicals	721,863	0.9%
Commercial Services & Supplies	812,114	1.0%
Communications Equipment	549,327	0.7%
Construction & Engineering	485,066	0.6%
Construction Materials	61,472	0.1%
Consumer Finance	222,200	0.3%
Containers & Packaging	26,249	NM
Distributors	19,616	NM
Diversified Consumer Services	298,401	0.4%
Diversified Financial Services	37,554	NM
Diversified Telecommunication Services	202,788	0.2%
Electric Utilities	359,924	0.4%
Electrical Equipment	227,800	0.3%
Electronic Equipment, Instruments & Components	870,492	1.0%
Energy Equipment & Services	586,068	0.7%
Equity Real Estate Investment Trusts	2,084,468	2.5%
Food & Staples Retailing	137,966	0.2%
Food Products	281,771	0.3%
Gas Utilities	381,775	0.5%
Health Care Equipment & Supplies	1,260,603	1.5%
Health Care Providers & Services	650,071	0.8%
Health Care Technology	274,635	0.3%
Hotels, Restaurants & Leisure	947,384	1.1%
Household Durables	448,335	0.5%
Household Products	65,727	0.1%
Independent Power & Renewable Electricity Producers	161,668	0.2%
Industrial Conglomerates	28,527	NM
Insurance	655,107	0.8%
Internet & Direct Marketing Retail	165,892	0.2%
Internet Software & Services	993,531	1.2%
IT Services	724,426	0.9%
Leisure Products	63,795	0.1%
Life Sciences Tools & Services	206,432	0.2%
Machinery	1,137,629	1.4%
Marine	72,763	0.1%
Media	511,222	0.6%
Metals & Mining	444,959	0.5%
Mortgage Real Estate Investment Trusts	319,464	0.4%
Multiline Retail	119,698	0.1%
Multi-Utilities	157,209	0.2%
Oil, Gas & Consumable Fuels	847,758	1.0%
Paper & Forest Products	237,481	0.3%
Pharmaceuticals	868,034	1.0%
Professional Services	382,018	0.5%
Real Estate Management & Development	143,505	0.2%
Road & Rail	337,467	0.4%
Semiconductors & Semiconductor Equipment	1,178,706	1.4%
Software	1,387,487	1.7%
Specialty Retail	689,644	0.8%
Technology Hardware, Storage & Peripherals	204,260	0.2%
Textiles, Apparel & Luxury Goods	267,568	0.3%
Thrifts & Mortgage Finance	765,043	0.9%
Tobacco	55,988	0.1%
Trading Companies & Distributors	515,907	0.6%
Water Utilities	77,004	0.1%
Wireless Telecommunication Services	51,726	0.1%
Other**	49,998,267	60.3%
Total	$82,989,152	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 167

Common Stocks (71.8%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	792	$57,372
Alliant Energy Corp. (Electric Utilities)	3,607	143,378
Ameren Corp. (Multi-Utilities)	3,794	214,854
American Electric Power Co., Inc. (Electric Utilities)	7,684	528,506
American Water Works Co., Inc. (Water Utilities)	2,779	231,129
Aqua America, Inc. (Water Utilities)	2,790	101,026
Atmos Energy Corp. (Gas Utilities)	1,728	143,252
Avista Corp. (Multi-Utilities)	1,017	51,216
Black Hills Corp. (Multi-Utilities)	840	46,662
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	5,628	84,927
CenterPoint Energy, Inc. (Multi-Utilities)	6,733	189,736
CMS Energy Corp. (Multi-Utilities)	4,422	197,885
Consolidated Edison, Inc. (Multi-Utilities)	4,843	389,183
Dominion Resources, Inc. (Multi-Utilities)	10,692	817,297
DTE Energy Co. (Multi-Utilities)	2,798	295,581
Duke Energy Corp. (Electric Utilities)	10,937	858,554
Edison International (Electric Utilities)	5,085	317,965
El Paso Electric Co. (Electric Utilities)	627	32,729
Entergy Corp. (Electric Utilities)	2,814	221,434
Eversource Energy (Electric Utilities)	4,944	311,917
Exelon Corp. (Electric Utilities)	15,007	577,920
FirstEnergy Corp. (Electric Utilities)	6,964	229,116
Great Plains Energy, Inc. (Electric Utilities)	3,369	104,843
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,690	57,646
IDACORP, Inc. (Electric Utilities)	783	67,557
National Fuel Gas Co. (Gas Utilities)	1,335	74,426
New Jersey Resources Corp. (Gas Utilities)	1,359	52,729
NextEra Energy, Inc. (Electric Utilities)	7,362	1,166,287
NiSource, Inc. (Multi-Utilities)	5,263	129,891
NorthWestern Corp. (Multi-Utilities)	750	40,755
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	4,696	122,143
ONE Gas, Inc. (Gas Utilities)	818	57,939
PG&E Corp. (Electric Utilities)	8,023	340,416
Pinnacle West Capital Corp. (Electric Utilities)	1,744	139,433
PNM Resources, Inc. (Electric Utilities)	1,250	47,625
Portland General Electric Co. (Electric Utilities)	1,400	59,290
PPL Corp. (Electric Utilities)	10,678	340,308
Public Service Enterprise Group, Inc. (Multi-Utilities)	7,922	410,914
SCANA Corp. (Multi-Utilities)	2,241	91,074
Sempra Energy (Multi-Utilities)	3,925	420,054
South Jersey Industries, Inc. (Gas Utilities)	1,247	36,712
Southwest Gas Corp. (Gas Utilities)	759	55,847
Spire, Inc. (Gas Utilities)	744	49,476
The AES Corp. (Independent Power & Renewable Electricity Producers)	10,331	119,426
The Southern Co. (Electric Utilities)	15,688	707,686
UGI Corp. (Gas Utilities)	2,707	123,899
Vectren Corp. (Multi-Utilities)	1,288	78,091
Vistra Energy Corp.* (Independent Power & Renewable Electricity Producers)	4,410	85,995
WEC Energy Group, Inc. (Multi-Utilities)	4,944	317,899
Westar Energy, Inc. (Electric Utilities)	2,230	115,202
WGL Holdings, Inc. (Gas Utilities)	801	67,460
Xcel Energy, Inc. (Electric Utilities)	7,953	362,975
TOTAL COMMON STOCKS (Cost $7,672,378)		11,885,637

Repurchase Agreements(a)(b) (25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%—1.27%, dated 1/31/18, due 2/1/18, total to be received $4,282,145	$4,282,000	$4,282,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,282,000)		4,282,000
TOTAL INVESTMENT SECURITIES (Cost $11,954,378)—97.7%		16,167,637
Net other assets (liabilities)—2.3%		373,241
NET ASSETS—100.0%		$16,540,878

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $2,461,000.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	2/23/18	1.97%	$6,391,534	$6,423,668	$31,504
Dow Jones U.S. Utilities Index	UBS AG	2/23/18	1.82%	6,473,207	6,508,637	34,857
				$12,864,741	$12,932,305	$66,361

(1)          Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

168 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Utilities UltraSector ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Electric Utilities	$6,788,159	41.1%
Gas Utilities	661,740	4.0%
Independent Power & Renewable Electricity Producers	412,491	2.5%
Multi-Utilities	3,691,092	22.3%
Water Utilities	332,155	2.0%
Other**	4,655,241	28.1%
Total	$16,540,878	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

170 :: Statements of Assets and Liabilities :: January 31, 2018 (unaudited)

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$59,369,832	$75,968,503	$14,382,000	$176,602,995
Securities, at value	55,967,365	59,473,044	—	243,843,138
Repurchase agreements, at value	15,986,000	23,091,000	14,382,000	69,981,000
Total Investment Securities, at value	71,953,365	82,564,044	14,382,000	313,824,138
Cash	76	538	928	954
Segregated cash balances for futures contracts with brokers	—	—	116,655	—
Segregated cash balances with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	15,748	14,881	488	314,182
Receivable for investments sold	—	—	—	3,402,884
Receivable for capital shares issued	7,880,687	451,666	72,905	2,349,059
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized gain on swap agreements	127,232	—	123,589	36,391
Receivable for tax reclaims	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	15,005	24,171	17,745	22,999
TOTAL ASSETS	79,992,113	83,055,300	14,714,310	319,950,607
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	3,464,419	—	—	—
Payable for capital shares redeemed	1,879,826	1,423,020	126,435	912,112
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	—	302,457	—	153,437
Variation margin on futures contracts	—	—	1,313	—
Advisory fees payable	41,702	50,453	10,463	200,142
Management services fees payable	8,341	10,091	2,093	40,029
Administration fees payable	1,867	2,254	480	8,964
Distribution and services fees payable—Service Class	1,900	1,889	678	9,545
Transfer agency fees payable	2,301	2,083	659	9,720
Fund accounting fees payable	2,107	2,529	517	9,965
Compliance services fees payable	162	104	97	1,497
Service fees payable	323	390	81	1,550
Other accrued expenses	43,458	44,682	16,864	258,950
TOTAL LIABILITIES	5,446,406	1,839,952	159,680	1,605,911
NET ASSETS	$74,545,707	$81,215,348	$14,554,630	$318,344,696
NET ASSETS CONSIST OF:
Capital	$61,208,057	$78,042,634	$98,060,573	$172,457,082
Accumulated net investment income (loss)	27,626	(141,120)	(5,486)	(212,568)
Accumulated net realized gains (losses) on investments	599,259	(2,979,250)	(83,420,462)	8,996,085
Net unrealized appreciation (depreciation) on investments	12,710,765	6,293,084	(79,995)	137,104,097
NET ASSETS	$74,545,707	$81,215,348	$14,554,630	$318,344,696
NET ASSETS:
Investor Class	$72,183,930	$78,869,710	$13,932,114	$306,405,111
Service Class	2,361,777	2,345,638	622,516	11,939,585
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,206,487	996,601	453,058	4,313,801
Service Class	42,370	32,760	21,559	210,144
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$59.83	$79.14	$30.75	$71.03
Service Class	55.74	71.60	28.87	56.82

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Statements of Assets and Liabilities :: 171

Bull ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund

$62,376,120	$7,399,754	$52,112,034	$17,764,349	$2,177,000	$19,326,556
54,969,473	7,687,001	50,688,536	22,121,615	—	20,023,676
36,532,000	2,848,000	19,369,000	—	2,177,000	7,254,000
91,501,473	10,535,001	70,057,536	22,121,615	2,177,000	27,277,676
504	946	638	—	982	379
549,945	—	—	—	—	—
—	692	—	—	901	663
—	—	—	—	71,521	—
43,409	12,448	18,478	27,656	74	10,665
—	—	26,085	—	—	—
2,491,871	138,001	1,169,314	105,549	25,477	285,916
—	—	—	—	349	—
—	—	—	—	—	—
—	—	—	6,063	—	—
6,188	—	—	—	—	—
24,625	24,001	30,432	18,979	18,465	24,802
94,618,015	10,711,089	71,302,483	22,279,862	2,294,769	27,600,101

—	—	—	30,654	—	—
—	—	—	—	—	—
1,200,743	11,385	412,868	198,686	11,464	350,690
—	—	—	—	729	—
249,478	96,075	67,358	—	—	76,094
—	—	—	—	—	—
59,870	6,598	38,846	13,803	—	17,770
11,974	1,320	7,769	2,761	—	3,554
2,754	295	1,739	635	63	794
9,237	878	1,232	477	318	1,735
5,104	430	1,654	1,132	171	1,208
3,258	390	2,026	701	68	1,047
370	52	177	90	17	157
463	51	301	107	11	137
58,908	14,929	40,984	936	27,699	29,517
1,602,159	132,403	574,954	249,982	40,540	482,703
$93,015,856	$10,578,686	$70,727,529	$22,029,880	$2,254,229	$27,117,398

$64,217,843	$7,095,471	$47,053,358	$28,865,119	$4,496,446	$24,108,521
(44,554)	(2,043)	(44,666)	214,091	(35,939)	(84,887)
(992,669)	446,086	5,840,693	(11,406,596)	(2,277,070)	(4,781,262)
29,835,236	3,039,172	17,878,144	4,357,266	70,792	7,875,026
$93,015,856	$10,578,686	$70,727,529	$22,029,880	$2,254,229	$27,117,398

$83,270,572	$9,545,414	$69,204,132	$21,661,309	$1,867,525	$25,190,914
9,745,284	1,033,272	1,523,397	368,571	386,704	1,926,484

644,443	83,948	543,028	1,439,115	102,241	1,040,368
89,724	9,969	13,600	23,181	22,515	92,152

$129.21	$113.71	$127.44	$15.05	$18.27	$24.21
108.61	103.65	112.01	15.90	17.18	20.91

See accompanying notes to the financial statements.

172 :: Statements of Assets and Liabilities :: January 31, 2018 (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund
ASSETS:
Total Investment Securities, at cost	$12,734,427	$37,377,651	$112,287,544	$19,587,673
Securities, at value	18,246,717	33,455,938	123,546,275	31,146,732
Repurchase agreements, at value	4,789,000	10,717,000	46,091,000	—
Total Investment Securities, at value	23,035,717	44,172,938	169,637,275	31,146,732
Cash	337	225	482	—
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances with custodian	723	—	—	—
Dividends and interest receivable	11,478	14,661	1,564	12,781
Receivable for investments sold	—	—	—	451,336
Receivable for capital shares issued	247,286	34,783	642,850	144,309
Unrealized gain on swap agreements	—	33,160	1,765,047	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	17,037	27,716	18,300	23,617
TOTAL ASSETS	23,312,578	44,283,483	172,065,518	31,778,775
LIABILITIES:
Cash overdraft	—	—	—	15,891
Payable for capital shares redeemed	169,200	884,112	781,651	755,015
Unrealized loss on swap agreements	95,222	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	14,870	29,194	102,497	18,067
Management services fees payable	2,974	5,839	20,500	3,613
Administration fees payable	665	1,306	4,594	831
Distribution and services fees payable—Service Class	1,911	822	7,352	2,822
Transfer agency fees payable	1,239	1,312	5,661	1,701
Fund accounting fees payable	806	1,565	5,120	1,086
Compliance services fees payable	201	105	724	128
Service fees payable	115	226	795	140
Other accrued expenses	28,811	38,131	110,644	22,372
TOTAL LIABILITIES	316,014	962,612	1,039,538	821,666
NET ASSETS	$22,996,564	$43,320,871	$171,025,980	$30,957,109
NET ASSETS CONSIST OF:
Capital	$11,985,857	$34,330,521	$95,709,139	$19,699,380
Accumulated net investment income (loss)	(19,812)	(29,979)	(500,184)	(26,327)
Accumulated net realized gains (losses) on investments	824,451	2,191,882	16,702,247	(275,003)
Net unrealized appreciation (depreciation) on investments	10,206,068	6,828,447	59,114,778	11,559,059
NET ASSETS	$22,996,564	$43,320,871	$171,025,980	$30,957,109
NET ASSETS:
Investor Class	$20,669,524	$42,353,725	$161,697,277	$27,528,473
Service Class	2,327,040	967,146	9,328,703	3,428,636
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	348,640	363,228	2,010,752	310,977
Service Class	46,491	9,360	147,604	45,341
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$59.29	$116.60	$80.42	$88.52
Service Class	50.05	103.33	63.20	75.62

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Statements of Assets and Liabilities :: 173

Large-Cap Value ProFund	Mid-Cap ProFund	Mid-Cap Growth ProFund	Mid-Cap Value ProFund	Mobile Telecommunications UltraSector ProFund	NASDAQ-100 ProFund

$7,199,356	$56,173,240	$10,334,799	$5,763,935	$1,094,396	$42,188,043
10,626,445	29,705,014	13,767,263	7,729,213	1,332,984	52,409,784
113,000	34,645,000	—	57,000	643,000	22,373,000
10,739,445	64,350,014	13,767,263	7,786,213	1,975,984	74,782,784
85	693	—	689	316	557
—	85,800	—	—	—	537,680
—	—	—	—	19	—
16,990	12,677	2,402	4,835	22	8,937
—	—	—	—	1,205,413	—
61,135	37,095	26,312	26,775	903,396	20,694,897
—	—	—	—	22,566	—
—	—	—	—	—	40,420
11,468	18,865	10,186	12,912	10,724	24,697
10,829,123	64,505,144	13,806,163	7,831,424	4,118,440	96,089,972

—	—	53,329	—	—	—
176,646	93,863	47,386	1,388	16,727	218,679
—	416,228	—	—	—	72,455
—	5,880	—	—	—	—
9,442	42,812	44	5,331	636	50,237
1,888	8,563	9	1,066	127	10,765
439	1,968	392	255	113	2,478
1,778	897	849	560	102	5,605
1,441	1,839	801	672	196	4,632
674	2,349	561	439	128	2,732
62	229	45	37	23	414
74	331	66	43	20	416
7,426	58,772	1,116	8,643	5,934	76,601
199,870	633,731	104,598	18,434	24,006	445,014
$10,629,253	$63,871,413	$13,701,565	$7,812,990	$4,094,434	$95,644,958

$7,432,724	$54,588,994	$12,330,729	$5,744,570	$8,488,033	$60,478,136
9,099	(69,162)	(120,375)	(99,098)	(162,838)	(98,633)
(352,659)	1,495,959	(1,941,253)	145,240	(5,134,915)	1,658,684
3,540,089	7,855,622	3,432,464	2,022,278	904,154	33,606,771
$10,629,253	$63,871,413	$13,701,565	$7,812,990	$4,094,434	$95,644,958

$8,784,761	$62,834,141	$12,746,818	$7,209,667	$3,980,393	$88,748,654
1,844,492	1,037,272	954,747	603,323	114,041	6,896,304

128,902	699,018	136,729	94,560	59,354	1,288,318
29,723	13,664	12,128	9,475	2,033	120,588

$68.15	$89.89	$93.23	$76.24	$67.06	$68.89
62.06	75.91	78.72	63.68	56.09	57.19

See accompanying notes to the financial statements.

174 :: Statements of Assets and Liabilities :: January 31, 2018 (unaudited)

	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$35,066,550	$10,757,827	$4,315,204	$17,829,439
Securities, at value	33,358,453	9,281,107	5,011,549	18,019,106
Repurchase agreements, at value	13,130,000	3,850,000	1,909,000	7,163,000
Total Investment Securities, at value	46,488,453	13,131,107	6,920,549	25,182,106
Cash	80	611	194	224
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	19,303	19,217	4,176	243
Receivable for investments sold	—	1,415,351	1,307,483	—
Receivable for capital shares issued	661,895	157,221	9,116	674,565
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized gain on swap agreements	—	—	—	—
Receivable for tax reclaims	—	—	—	1,315
Prepaid expenses	19,384	6,964	9,980	11,561
TOTAL ASSETS	47,189,115	14,730,471	8,251,498	25,870,014
LIABILITIES:
Payable for capital shares redeemed	1,450,689	508,082	25,962	1,878,263
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	1,513,049	663,539	146,230	366,050
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	29,140	8,962	5,489	17,211
Management services fees payable	5,828	1,793	1,098	3,442
Administration fees payable	1,301	401	245	768
Distribution and services fees payable—Service Class	1,547	496	775	1,298
Transfer agency fees payable	1,674	566	350	1,594
Fund accounting fees payable	1,481	457	283	872
Compliance services fees payable	105	46	47	118
Service fees payable	225	69	42	133
Other accrued expenses	29,524	12,922	7,860	21,559
TOTAL LIABILITIES	3,034,563	1,197,333	188,381	2,291,308
NET ASSETS	$44,154,552	$13,533,138	$8,063,117	$23,578,706
NET ASSETS CONSIST OF:
Capital	$42,144,944	$27,460,103	$5,836,621	$86,318,490
Accumulated net investment income (loss)	(41,191)	18,066	60,051	(287,289)
Accumulated net realized gains (losses) on investments	(7,858,055)	(15,654,772)	(292,670)	(69,439,112)
Net unrealized appreciation (depreciation) on investments	9,908,854	1,709,741	2,459,115	6,986,617
NET ASSETS	$44,154,552	$13,533,138	$8,063,117	$23,578,706
NET ASSETS:
Investor Class	$42,555,850	$12,932,912	$7,190,209	$22,388,882
Service Class	1,598,702	600,226	872,908	1,189,824
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,064,159	966,690	285,571	570,562
Service Class	46,635	49,670	39,145	34,452
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$39.99	$13.38	$25.18	$39.24
Service Class	34.28	12.08	22.30	34.54

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Statements of Assets and Liabilities :: 175

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short NASDAQ-100 ProFund

$4,000,082	$26,871,000	$6,731,000	$7,216,000	$239,893,146	$2,280,000
5,553,633	—	—	—	226,831,701	—
1,657,000	26,871,000	6,731,000	7,216,000	80,531,000	2,280,000
7,210,633	26,871,000	6,731,000	7,216,000	307,362,701	2,280,000
399	766	679	308	456	808
—	—	—	—	—	22,880
—	—	—	—	643	—
—	—	—	24,369	—	—
4,085	912	228	245	135,838	77
—	—	—	—	—	—
1,000,699	62,203	16,290	9,000	983,932	23,229
—	—	—	94,755	—	—
—	—	—	649,539	—	—
—	800,687	113,502	—	—	13,145
—	—	—	—	—	—
16,235	14,235	15,751	20,872	20,289	9,400
8,232,051	27,749,803	6,877,450	8,015,088	308,503,859	2,349,539

204,232	296,622	732	13,743	1,435,367	—
—	—	—	311,760	—	—
51,579	—	—	—	3,832,053	—
—	—	—	—	—	1,720
5,539	17,371	3,803	5,688	186,442	275
1,108	3,474	761	1,138	37,289	55
247	799	175	261	8,343	82
648	340	350	1,049	5,148	66
494	1,022	239	426	7,702	131
344	861	188	281	9,274	88
74	145	36	83	1,006	14
43	134	29	44	1,443	14
11,192	31,100	5,471	25,833	192,557	6,813
275,500	351,868	11,784	360,306	5,716,624	9,258
$7,956,551	$27,397,935	$6,865,666	$7,654,782	$302,787,235	$2,340,281

$8,265,159	$178,161,668	$26,668,590	$8,651,236	$217,250,672	$23,495,965
11,930	(454,481)	(106,545)	(307,530)	(265,999)	(6,788)
(3,479,510)	(151,109,939)	(19,809,881)	(401,533)	22,165,060	(21,109,918)
3,158,972	800,687	113,502	(287,391)	63,637,502	(38,978)
$7,956,551	$27,397,935	$6,865,666	$7,654,782	$302,787,235	$2,340,281

$7,222,118	$26,989,343	$5,924,960	$6,583,860	$296,386,003	$2,328,320
734,433	408,592	940,706	1,070,922	6,401,232	11,961

169,526	660,110	388,330	252,684	4,726,629	235,314
18,101	11,116	65,057	45,499	121,502	1,322

$42.60	$40.89	$15.26	$26.06	$62.71	$9.89
40.57	36.76	14.46	23.54	52.68	9.05

See accompanying notes to the financial statements.

176 :: Statements of Assets and Liabilities :: January 31, 2018 (unaudited)

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$3,396,000	$8,176,000	$1,481,000	$1,549,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	3,396,000	8,176,000	1,481,000	1,549,000
Total Investment Securities, at value	3,396,000	8,176,000	1,481,000	1,549,000
Cash	959	228	20	104
Segregated cash balances for futures contracts with brokers	—	—	—	3,245
Segregated cash balances with custodian	—	—	—	958
Dividends and interest receivable	115	278	50	53
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	11,281	104,828	90,017	667,289
Due from Advisor under an expense limitation agreement	—	2,689	625	644
Unrealized gain on swap agreements	144,978	165,182	9,337	21,398
Variation margin on futures contracts	—	—	—	565
Prepaid expenses	10,830	21,973	12,142	10,069
TOTAL ASSETS	3,564,163	8,471,178	1,593,191	2,253,325
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	117,327	326,459	23,565	34,683
Unrealized loss on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	288	—	—	—
Management services fees payable	58	—	—	—
Administration fees payable	91	174	44	59
Distribution and services fees payable—Service Class	59	98	6	185
Transfer agency fees payable	178	211	36	119
Fund accounting fees payable	101	193	49	63
Compliance services fees payable	10	35	5	10
Service fees payable	16	30	8	10
Other accrued expenses	3,122	3,609	5,051	5,987
TOTAL LIABILITIES	121,250	330,809	28,764	41,116
NET ASSETS	$3,442,913	$8,140,369	$1,564,427	$2,212,209
NET ASSETS CONSIST OF:
Capital	$14,120,679	$21,329,655	$29,899,067	$30,617,954
Accumulated net investment income (loss)	(30,291)	(68,675)	(11,843)	(72,627)
Accumulated net realized gains (losses) on investments	(10,792,453)	(13,285,793)	(28,332,134)	(28,351,302)
Net unrealized appreciation (depreciation) on investments	144,978	165,182	9,337	18,184
NET ASSETS	$3,442,913	$8,140,369	$1,564,427	$2,212,209
NET ASSETS:
Investor Class	$3,419,922	$8,101,201	$1,557,259	$1,434,831
Service Class	22,991	39,168	7,168	777,378
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	81,488	207,827	100,897	104,916
Service Class	572	1,006	512	58,190
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$41.97	$38.98	$15.43	$13.68
Service Class	40.19	38.93	14.00	13.36

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Statements of Assets and Liabilities :: 177

Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	U.S. Government Plus ProFund

$29,955,695	$12,517,571	$29,775,383	$73,593,315	$1,857,533	$30,127,173
11,367,981	17,467,082	32,752,433	67,765,366	1,657,384	10,596,419
20,356,000	—	84,000	25,142,000	858,000	19,243,000
31,723,981	17,467,082	32,836,433	92,907,366	2,515,384	29,839,419
607	—	433	73	469	264
136,290	—	—	—	—	—
159	—	—	729	95	—
3,103	2,067	17,946	8,595	23,698	65,951
16,549	105,846	153,458	—	617,146	—
19,551,695	4,803	263,361	771,365	121,321	436,712
—	—	—	—	—	—
—	—	—	—	24,781	—
—	—	—	—	—	—
17,860	11,671	16,174	22,154	12,765	13,592
51,450,244	17,591,469	33,287,805	93,710,282	3,315,659	30,355,938

—	433	—	—	—	—
—	72,363	309,022	—	—	—
697,208	432	52,942	1,243,816	55,929	476,618
470,401	—	—	753,773	—	347,792
23,730	—	—	—	—	—
25,907	11,233	16,604	56,652	992	10,225
5,182	2,247	3,321	11,331	198	3,068
1,190	516	763	2,535	85	703
684	1,355	516	4,891	81	4,643
2,103	992	1,063	3,240	142	2,278
1,972	759	1,076	2,893	97	758
187	68	81	336	15	122
200	87	128	438	15	118
14,427	452	6,925	56,841	6,065	22,166
1,243,191	90,937	392,441	2,136,746	63,619	868,491
$50,207,053	$17,500,532	$32,895,364	$91,573,536	$3,252,040	$29,487,447

$47,300,606	$14,081,009	$30,721,011	$67,101,784	$3,919,416	$34,327,004
(347,586)	(180,951)	(126,108)	(56,415)	(70,604)	41,218
1,821,280	(1,349,037)	(760,589)	5,967,889	(1,279,404)	(4,245,229)
1,432,753	4,949,511	3,061,050	18,560,278	682,632	(635,546)
$50,207,053	$17,500,532	$32,895,364	$91,573,536	$3,252,040	$29,487,447

$49,563,661	$15,881,730	$32,294,766	$85,517,991	$3,156,177	$19,375,971
643,392	1,618,802	600,598	6,055,545	95,863	10,111,476

576,372	176,661	352,340	708,973	128,748	361,821
8,820	21,557	7,665	59,086	4,099	204,117

$85.99	$89.90	$91.66	$120.62	$24.51	$53.55
72.95	75.09	78.36	102.49	23.39	49.54

See accompanying notes to the financial statements.

178 :: Statements of Assets and Liabilities :: January 31, 2018 (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
ASSETS:
Total Investment Securities, at cost	$8,722,000	$156,670,684	$48,389,485	$64,607,037
Securities, at value	—	143,313,097	55,447,329	48,064,704
Repurchase agreements, at value	8,722,000	58,977,000	5,488,000	30,312,000
Total Investment Securities, at value	8,722,000	202,290,097	60,935,329	78,376,704
Cash	6	244	613	176
Segregated cash balances for futures contracts with brokers	49,995	905,465	—	462,000
Segregated cash balances with custodian	—	—	—	—
Dividends and interest receivable	296	93,223	186	23,672
Receivable for capital shares issued	219,378	33,330,717	1,036,000	4,033,204
Unrealized gain on swap agreements	170,468	—	—	—
Variation margin on futures contracts	—	10,188	—	94,629
Receivable for tax reclaims	—	—	—	—
Prepaid expenses	20,184	23,146	23,500	8,953
TOTAL ASSETS	9,182,327	236,653,080	61,995,628	82,999,338
LIABILITIES:
Payable for investments purchased	—	19,634,276	—	—
Payable for capital shares redeemed	801,385	7,438,923	1,156,424	2,169,046
Unrealized loss on swap agreements	—	2,441,824	757,455	1,096,415
Variation margin on futures contracts	563	—	—	—
Advisory fees payable	6,174	111,040	34,765	57,562
Management services fees payable	1,235	22,208	6,953	11,513
Administration fees payable	283	5,117	1,606	2,653
Distribution and services fees payable—Service Class	102	1,980	3,706	1,930
Transfer agency fees payable	596	6,694	3,157	3,821
Fund accounting fees payable	304	5,803	1,753	2,876
Compliance services fees payable	51	561	180	242
Service fees payable	47	860	270	446
Other accrued expenses	7,478	90,290	24,676	45,128
TOTAL LIABILITIES	818,218	29,759,576	1,990,945	3,391,632
NET ASSETS	$8,364,109	$206,893,504	$60,004,683	$79,607,706
NET ASSETS CONSIST OF:
Capital	$132,315,070	$159,039,986	$50,484,378	$53,508,184
Accumulated net investment income (loss)	(4,067)	134,731	(547,622)	(29,640)
Accumulated net realized gains (losses) on investments	(124,072,441)	3,390,298	(1,720,462)	12,508,898
Net unrealized appreciation (depreciation) on investments	125,547	44,328,489	11,788,389	13,620,264
NET ASSETS	$8,364,109	$206,893,504	$60,004,683	$79,607,706
NET ASSETS:
Investor Class	$8,211,144	$204,814,914	$55,112,210	$77,305,079
Service Class	152,965	2,078,590	4,892,473	2,302,627
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	347,292	3,192,542	2,442,810	547,897
Service Class	7,005	38,487	238,285	18,555
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$23.64	$64.15	$22.56	$141.09
Service Class	21.84	54.01	20.53	124.10

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Statements of Assets and Liabilities :: 179

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNASDAQ-100 ProFund

$50,301,233	$23,166,000	$27,769,000	$41,457,170	$95,591,446	$346,526,662
57,589,984	—	—	44,789,292	80,062,146	268,600,141
7,371,000	23,166,000	27,769,000	9,605,000	39,749,000	252,287,000
64,960,984	23,166,000	27,769,000	54,394,292	119,811,146	520,887,141
357	225	171	365	412	499
—	—	2,369,235	—	300,300	1,395,680
—	—	—	—	90	287
88,650	786	942	123,565	32,349	49,577
1,384,701	77,976	497,040	1,283,882	5,983,237	17,209,374
—	—	—	151,328	—	—
—	—	155,393	—	—	122,847
1,026	—	—	—	—	—
13,463	11,998	21,396	17,801	20,888	32,880
66,449,181	23,256,985	30,813,177	55,971,233	126,148,422	539,698,285

—	—	—	—	—	—
481,315	268,043	1,204,276	7,649,999	1,532,646	4,642,095
296,570	512,026	—	—	1,803,276	3,893,629
—	—	—	—	20,580	—
34,792	14,138	28,827	25,146	73,188	308,768
6,958	2,827	4,804	5,029	14,638	61,754
1,608	651	1,104	1,163	3,367	14,254
2,583	696	733	910	2,423	11,203
2,704	1,031	2,119	3,314	3,730	23,600
1,761	701	1,190	1,273	3,856	15,419
211	84	108	183	443	1,830
270	109	186	195	566	2,395
37,836	18,945	23,381	27,543	73,288	347,959
866,608	819,251	1,266,728	7,714,755	3,532,001	9,322,906
$65,582,573	$22,437,734	$29,546,449	$48,256,478	$122,616,421	$530,375,379

$74,915,186	$20,172,133	$27,810,270	$50,987,759	$92,808,418	$295,625,296
(52,949)	(140,357)	851,179	(18,589)	(26,624)	(365,943)
(23,642,845)	2,917,984	(1,055,163)	(15,801,142)	7,247,606	62,942,525
14,363,181	(512,026)	1,940,163	13,088,450	22,587,021	172,173,501
$65,582,573	$22,437,734	$29,546,449	$48,256,478	$122,616,421	$530,375,379

$62,322,996	$21,676,116	$28,947,987	$47,004,346	$118,245,270	$516,504,593
3,259,577	761,618	598,462	1,252,132	4,371,151	13,870,786

759,867	1,047,409	1,081,131	948,142	2,551,107	7,204,406
42,626	40,582	25,768	26,214	113,239	232,768

$82.02	$20.69	$26.78	$49.58	$46.35	$71.69
76.47	18.77	23.23	47.77	38.60	59.59

See accompanying notes to the financial statements.

180 :: Statements of Assets and Liabilities :: January 31, 2018 (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
ASSETS:
Total Investment Securities, at cost	$6,976,000	$2,784,000	$6,367,000	$2,220,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	6,976,000	2,784,000	6,367,000	2,220,000
Total Investment Securities, at value	6,976,000	2,784,000	6,367,000	2,220,000
Cash	45	884	982	290
Segregated cash balances for futures contracts with brokers	—	23,100	—	—
Segregated cash balances with custodian	—	—	—	—
Dividends and interest receivable	237	94	216	75
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	504,735	66,119	238,972	328,301
Receivable from Advisor under an expense limitation agreement	—	—	—	83
Unrealized gain on swap agreements	—	53,169	45,724	45,451
Variation margin on futures contracts	—	—	—	—
Prepaid expenses and other assets	17,177	8,880	9,222	8,609
TOTAL ASSETS	7,498,194	2,936,246	6,662,116	2,602,809
LIABILITIES:
Payable for capital shares redeemed	552,265	238,396	78,849	10,057
Unrealized loss on swap agreements	92,791	—	—	—
Variation margin on futures contracts	—	2,255	—	—
Advisory fees payable	70	343	3,027	—
Management services fees payable	14	69	605	—
Administration fees payable	66	84	198	62
Distribution and services fees payable—Service Class	52	215	119	36
Transfer agency fees payable	170	158	752	70
Fund accounting fees payable	72	91	214	66
Compliance services fees payable	9	18	14	11
Service fees payable	11	14	33	10
Other accrued expenses	4,123	2,170	11,413	8,175
TOTAL LIABILITIES	649,643	243,813	95,224	18,487
NET ASSETS	$6,848,551	$2,692,433	$6,566,892	$2,584,322
NET ASSETS CONSIST OF:
Capital	$17,154,389	$25,567,356	$30,136,596	$27,706,737
Accumulated net investment income (loss)	(22,209)	(52,425)	(41,687)	(39,941)
Accumulated net realized gains (losses) on investments	(10,190,838)	(22,851,481)	(23,573,741)	(25,127,925)
Net unrealized appreciation (depreciation) on investments	(92,791)	28,983	45,724	45,451
NET ASSETS	$6,848,551	$2,692,433	$6,566,892	$2,584,322
NET ASSETS:
Investor Class	$6,796,040	$2,459,392	$6,440,072	$2,543,254
Service Class	52,511	233,041	126,820	41,068
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	187,984	137,648	415,222	213,703
Service Class	1,601	14,462	8,801	3,754
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$36.15	$17.87	$15.51	$11.90
Service Class	32.80	16.11	14.41	10.94

See accompanying notes to the financial statements.

January 31, 2018 (unaudited) :: Statements of Assets and Liabilities :: 181

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort NASDAQ-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund

$1,429,000	$2,685,000	$1,794,000	$11,707,000	$6,593,000	$92,935,625
—	—	—	—	—	32,990,885
1,429,000	2,685,000	1,794,000	11,707,000	6,593,000	72,102,000
1,429,000	2,685,000	1,794,000	11,707,000	6,593,000	105,092,885
627	693	326	499	190	—
123,255	—	7,150	—	6,490	509,466
—	—	—	278	322	498
49	91	61	397	223	9,446
—	—	—	—	—	48,026
60,852	206,863	17,283	467,776	471,222	4,962,921
—	—	1,378	—	—	—
—	2,906	43,229	124,467	206,970	—
—	—	490	—	1,130	—
18,484	23,915	16,455	11,379	18,595	21,297
1,632,267	2,919,468	1,880,372	12,311,796	7,298,142	110,644,539

422,650	50,577	200,469	58,799	1,119,869	25,186,971
—	—	—	—	—	2,232,078
7,967	—	—	—	—	85,169
17	3,115	—	7,795	3,750	54,646
3	623	—	1,559	750	10,929
33	265	52	356	201	2,515
5	124	7	36	349	976
53	899	89	881	471	3,273
36	286	56	384	217	3,399
7	63	7	75	40	344
6	45	9	60	34	423
5,588	—	2,309	4,559	5,323	74,664
436,365	55,997	202,998	74,504	1,131,004	27,655,387
$1,195,902	$2,863,471	$1,677,374	$12,237,292	$6,167,138	$82,989,152

$14,114,953	$23,920,773	$13,624,236	$88,209,416	$70,957,903	$63,216,428
(22,778)	(86,177)	(20,934)	(4,714)	(121,954)	(277,800)
(12,915,638)	(20,974,031)	(11,961,230)	(76,091,877)	(64,869,353)	10,093,682
19,365	2,906	35,302	124,467	200,542	9,956,842
$1,195,902	$2,863,471	$1,677,374	$12,237,292	$6,167,138	$82,989,152

$1,186,753	$2,811,941	$1,664,821	$12,161,746	$6,035,096	$82,181,646
9,149	51,530	12,553	75,546	132,042	807,506

35,620	105,114	75,243	649,178	172,956	1,314,156
298	2,129	626	4,139	3,976	15,409

$33.32	$26.75	$22.13	$18.73	$34.89	$62.54
30.70	24.20	20.05	18.25	33.21	52.40

See accompanying notes to the financial statements.

182 :: Statements of Assets and Liabilities :: January 31, 2018 (unaudited)

Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$11,954,378
Securities, at value	11,885,637
Repurchase agreements, at value	4,282,000
Total Investment Securities, at value	16,167,637
Cash	597
Segregated cash balances with custodian	104
Dividends and interest receivable	5,196
Receivable for capital shares issued	985,114
Unrealized gain on swap agreements	66,361
Prepaid expenses	15,031
TOTAL ASSETS	17,240,040
LIABILITIES:
Payable for investments purchased	429,428
Payable for capital shares redeemed	225,767
Advisory fees payable	13,592
Management services fees payable	2,718
Administration fees payable	605
Distribution and services fees payable—Service Class	4,761
Transfer agency fees payable	1,243
Fund accounting fees payable	701
Compliance services fees payable	122
Service fees payable	105
Other accrued expenses	20,120
TOTAL LIABILITIES	699,162
NET ASSETS	$16,540,878
NET ASSETS CONSIST OF:
Capital	$17,968,698
Accumulated net investment income (loss)	(75,700)
Accumulated net realized gains (losses) on investments	(5,631,740)
Net unrealized appreciation (depreciation) on investments	4,279,620
NET ASSETS	$16,540,878
NET ASSETS:
Investor Class	$15,716,136
Service Class	824,742
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	369,618
Service Class	20,500
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$42.52
Service Class	40.23

See accompanying notes to the financial statements.

Statements of Operations

184 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018
INVESTMENT INCOME:
Dividends	$281,663	$201,782	$—	$1,559,933
Interest	49,741	55,815	116,930	424,727
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	331,404	257,597	116,930	1,984,660
EXPENSES:
Advisory fees	140,249	148,031	85,156	1,257,131
Management services fees	28,050	29,606	17,031	251,427
Administration fees	7,006	7,160	3,928	57,199
Distribution and services fees—Service Class	7,517	6,269	8,138	61,719
Transfer agency fees	9,301	7,441	5,980	64,986
Administrative services fees	55,330	61,337	26,788	473,090
Registration and filing fees	20,118	27,826	18,072	27,458
Custody fees	3,093	3,119	1,779	25,046
Fund accounting fees	7,792	7,926	4,280	62,651
Trustee fees	535	561	349	4,219
Compliance services fees	179	142	97	1,497
Service fees	1,226	1,253	702	10,179
Other fees	22,340	22,591	14,117	192,040
Recoupment of prior expenses reduced by the Advisor	—	12,500	—	—
Total Gross Expenses before reductions	302,736	335,762	186,417	2,488,642
Expenses reduced and reimbursed by the Advisor	—	—	—	—
TOTAL NET EXPENSES	302,736	335,762	186,417	2,488,642
NET INVESTMENT INCOME (LOSS)	28,668	(78,165)	(69,487)	(503,982)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	209,788	358,157	—	5,501,829
Net realized gains (losses) on futures contracts	—	—	(338,708)	—
Net realized gains (losses) on swap agreements	5,967,936	3,525,504	(2,006,261)	18,731,159
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	5,823,687	2,913,937	—	23,569,858
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(159,048)	—
Change in net unrealized appreciation/depreciation on swap agreements	67,402	(250,645)	27,746	6,610,265
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	12,068,813	6,546,953	(2,476,271)	54,413,111
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,097,481	$6,468,788	$(2,545,758)	$53,909,129

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 185

Bull ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund
Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018

$467,988	$106,643	$188,862	$266,126	$—	$254,445
181,189	15,500	54,865	115	15,708	43,491
—	—	—	(16,825)	—	—
649,177	122,143	243,727	249,416	15,708	297,936

314,505	45,210	151,349	76,231	11,387	121,360
62,901	9,042	30,270	15,246	2,277	24,272
14,521	2,215	6,929	2,740	1,000	5,911
47,323	4,386	5,877	3,656	6,699	9,468
29,431	3,243	6,972	5,349	3,298	8,567
96,125	18,196	61,868	18,435	3,804	47,596
23,091	24,752	25,872	16,397	15,741	25,385
6,443	1,059	3,102	6,273	20,452	2,578
17,535	2,847	7,977	3,078	1,098	7,700
1,086	177	521	203	63	430
370	52	181	90	21	157
2,573	392	1,215	487	179	1,060
41,236	9,792	24,611	7,185	7,789	20,202
—	—	—	23,655	—	—
657,140	121,363	326,744	179,025	73,808	274,686
—	(6,000)	—	—	(40,084)	—
657,140	115,363	326,744	179,025	33,724	274,686
(7,963)	6,780	(83,017)	70,391	(18,016)	23,250

152,205	109,396	475,658	(237,349)	—	121,835
988,600	—	—	—	—	—
2,811,410	512,806	5,984,280	—	—	2,514,036
—	—	—	—	14,589	—
6,752,004	326,379	5,139,095	1,928,867	—	2,243,328
790,882	—	—	—	—	—
(167,190)	(24,608)	(281,970)	—	—	(137,139)
—	—	—	—	(18,576)	—
11,327,911	923,973	11,317,063	1,691,518	(3,987)	4,742,060
$11,319,948	$930,753	$11,234,046	$1,761,909	$(22,003)	$4,765,310

See accompanying notes to the financial statements.

186 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund
	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018
INVESTMENT INCOME:
Dividends	$256,841	$158,946	$97,029	$217,748
Interest	59,343	39,538	214,992	171
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	316,184	198,484	312,021	217,919
EXPENSES:
Advisory fees	171,757	108,516	596,124	107,374
Management services fees	34,352	21,703	119,225	21,475
Administration fees	7,847	5,627	27,097	4,897
Distribution and services fees—Service Class	12,247	4,857	41,068	17,991
Transfer agency fees	12,757	6,155	34,920	10,963
Administrative services fees	59,937	48,973	210,793	32,064
Registration and filing fees	24,705	25,960	21,280	28,553
Custody fees	3,544	2,484	11,992	3,305
Fund accounting fees	9,047	6,779	29,913	6,431
Trustee fees	575	403	1,997	368
Compliance services fees	201	120	724	128
Service fees	1,406	987	4,837	867
Other fees	26,421	18,081	80,036	16,683
Recoupment of prior expenses reduced by the Advisor	—	—	—	366
Total Gross Expenses before reductions	364,796	250,645	1,180,006	251,465
Expenses reduced and reimbursed by the Advisor	—	—	—	—
TOTAL NET EXPENSES	364,796	250,645	1,180,006	251,465
NET INVESTMENT INCOME (LOSS)	(48,612)	(52,161)	(867,985)	(33,546)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,637,740	13,795	2,608,179	1,630,476
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	1,593,765	3,567,458	20,091,004	—
Change in net unrealized appreciation/depreciation on investment securities	591,273	3,463,997	21,891,316	2,756,594
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	724,504	73,206	4,379,584	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,547,282	7,118,456	48,970,083	4,387,070
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,498,670	$7,066,295	$48,102,098	$4,353,524

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 187

Large-Cap Value ProFund	Mid-Cap ProFund	Mid-Cap Growth ProFund	Mid-Cap Value ProFund	Mobile Telecommunications UltraSector ProFund	NASDAQ-100 ProFund
Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018

$151,204	$225,870	$63,355	$73,108	$4,381	$252,547
161	137,722	70	138	7,672	204,232
—	(97)	(37)	(41)	—	—
151,365	363,495	63,388	73,205	12,053	456,779

47,701	199,939	40,169	31,217	19,400	307,173
9,540	39,988	8,034	6,243	3,880	65,823
2,002	10,164	1,392	1,597	889	15,203
10,510	5,179	5,789	3,203	947	25,211
6,981	10,454	3,427	4,491	1,481	29,603
7,174	89,698	7,847	7,561	7,208	105,362
13,906	23,466	14,568	17,466	17,210	36,537
1,454	4,399	832	1,330	421	6,878
3,338	12,518	2,062	2,894	982	16,988
142	760	106	119	71	1,166
62	279	45	37	23	414
356	1,799	246	284	159	2,705
8,894	27,984	4,361	5,772	5,751	63,496
11,663	—	22,450	—	—	—
123,723	426,627	111,328	82,214	58,422	676,559
—	—	(10,204)	(4,922)	(11,432)	—
123,723	426,627	101,124	77,292	46,990	676,559
27,642	(63,132)	(37,736)	(4,087)	(34,937)	(219,780)

827,359	223,357	480,978	915,226	196,765	25,906
—	317,615	—	—	—	1,010,081
—	2,596,270	—	—	(379,868)	3,501,770
568,310	2,634,187	838,178	(263,413)	(364,260)	8,038,386
—	57,348	—	—	—	1,084,385
—	(291,575)	—	—	153,871	227,333
1,395,669	5,537,202	1,319,156	651,813	(393,492)	13,887,861
$1,423,311	$5,474,070	$1,281,420	$647,726	$(428,429)	$13,668,081

See accompanying notes to the financial statements.

188 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018
INVESTMENT INCOME:
Dividends	$252,039	$113,072	$97,327	$71,402
Interest	35,785	14,017	13,994	35,657
Foreign tax withholding	(90)	(193)	—	(6,411)
TOTAL INVESTMENT INCOME	287,734	126,896	111,321	100,648
EXPENSES:
Advisory fees	101,368	40,913	38,713	101,305
Management services fees	20,274	8,183	7,743	20,261
Administration fees	4,778	2,006	1,721	4,539
Distribution and services fees—Service Class	9,709	2,405	4,547	7,805
Transfer agency fees	7,206	3,225	2,546	10,192
Administrative services fees	36,409	15,285	13,562	27,980
Registration and filing fees	22,014	14,968	14,980	17,165
Custody fees	2,106	899	776	2,040
Fund accounting fees	5,376	2,258	1,959	5,082
Trustee fees	358	149	132	338
Compliance services fees	110	46	47	118
Service fees	837	354	307	809
Audit fees	7,256	3,931	3,487	8,560
Other fees	8,902	4,390	3,828	9,060
Total Gross Expenses before reductions	226,703	99,012	94,348	215,254
Expenses reduced and reimbursed by the Advisor	—	—	—	—
TOTAL NET EXPENSES	226,703	99,012	94,348	215,254
NET INVESTMENT INCOME (LOSS)	61,031	27,884	16,973	(114,606)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	442,998	(358,470)	633,851	967,583
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	4,440,480	1,278,277	240,837	1,225,639
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	1,934,387	696,729	(545,639)	(754,164)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(1,919,196)	(852,697)	(129,501)	(1,092,571)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,898,669	763,839	199,548	346,487
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,959,700	$791,723	$216,521	$231,881

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 189

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short NASDAQ-100 ProFund
Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018

$172,956	$—	$—	$—	$1,621,076	$—
15,788	172,373	41,920	94,980	327,045	15,701
—	—	—	—	—	—
188,744	172,373	41,920	94,980	1,948,121	15,701

45,032	126,167	30,950	73,780	924,503	11,308
9,006	25,234	6,190	14,756	184,901	2,262
1,950	5,810	1,332	2,819	42,279	642
3,744	10,239	2,167	14,319	21,934	546
3,474	8,534	1,895	4,685	40,932	1,177
15,017	45,075	11,327	21,906	367,168	4,791
21,943	17,062	14,168	18,212	28,329	11,099
910	2,836	599	14,362	18,642	304
2,632	6,353	1,457	3,099	46,284	701
133	452	105	226	3,215	48
74	145	36	83	1,019	14
351	1,037	238	512	7,484	114
5,973	13,459	3,204	8,988	53,803	2,687
5,270	7,759	2,323	12,803	73,912	2,694
115,509	270,162	75,991	190,550	1,814,405	38,387
(57)	—	—	—	—	(11,004)
115,452	270,162	75,991	190,550	1,814,405	27,383
73,292	(97,789)	(34,071)	(95,570)	133,716	(11,682)

90,054	—	—	—	(2,019,214)	—
—	—	—	—	—	(81,509)
(208,644)	(1,659,371)	(34,228)	—	43,679,575	(373,777)
—	—	—	(770,036)	—	—
(479,650)	—	—	—	42,088,149	—
—	—	—	—	—	(52,915)
(94,086)	1,124,572	188,080	—	(2,145,932)	(30,536)
—	—	—	519,537	—	—
(692,326)	(534,799)	153,852	(250,499)	81,602,578	(538,737)
$(619,034)	$(632,588)	$119,781	$(346,069)	$81,736,294	$(550,419)

See accompanying notes to the financial statements.

190 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	14,801	34,412	6,400	14,715
TOTAL INVESTMENT INCOME	14,801	34,412	6,400	14,715
EXPENSES:
Advisory fees	10,571	25,163	4,606	10,815
Management services fees	2,114	5,033	921	2,163
Administration fees	535	1,051	346	520
Distribution and services fees—Service Class	1,427	3,428	158	2,200
Transfer agency fees	1,059	1,545	432	1,294
Administrative services fees	3,781	7,873	3,376	3,491
Registration and filing fees	15,678	20,538	15,997	12,012
Custody fees	251	485	173	245
Fund accounting fees	584	1,145	378	570
Trustee fees	42	79	28	45
Compliance services fees	10	35	7	10
Service fees	95	186	61	93
Audit fees	1,392	2,322	1,802	3,035
Other fees	1,741	2,500	1,778	2,630
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	39,280	71,383	30,063	39,123
Expenses reduced and reimbursed by the Advisor	(12,764)	(8,234)	(18,972)	(9,342)
TOTAL NET EXPENSES	26,516	63,149	11,091	29,781
NET INVESTMENT INCOME (LOSS)	(11,715)	(28,737)	(4,691)	(15,066)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(7,712)
Net realized gains (losses) on swap agreements	(438,337)	(566,135)	(23,351)	(369,683)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	10,569
Change in net unrealized appreciation/depreciation on swap agreements	198,011	395,811	14,801	(6,728)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(240,326)	(170,324)	(8,550)	(373,554)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(252,041)	$(199,061)	$(13,241)	$(388,620)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 191

Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	U.S. Government Plus ProFund
Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018

$59,329	$98,163	$172,794	$413,312	$48,165	$—
175,754	75	146	103,262	4,373	195,712
235,083	98,238	172,940	516,574	52,538	195,712

157,969	62,627	75,975	294,612	11,583	64,830
31,594	12,525	15,195	58,923	2,317	19,449
6,530	1,894	2,850	13,378	516	4,961
4,091	10,297	2,892	19,838	510	20,249
12,905	4,218	4,915	18,007	927	16,658
43,632	13,184	20,862	106,486	3,843	17,496
24,111	16,454	20,263	30,331	15,198	32,764
2,804	1,193	1,821	5,898	235	2,168
10,682	2,859	4,084	15,044	581	5,421
489	141	199	1,087	39	358
187	68	81	336	15	122
1,161	335	501	2,371	92	882
7,166	5,431	4,772	18,100	3,474	8,821
16,134	3,782	3,960	24,438	1,752	5,901
6,750	30,000	29,000	—	—	—
326,205	165,008	187,370	608,849	41,082	200,080
—	—	—	—	(10,457)	—
326,205	165,008	187,370	608,849	30,625	200,080
(91,122)	(66,770)	(14,430)	(92,275)	21,913	(4,368)

163,318	987,675	2,271,072	2,373,012	57,147	140,622
117,788	—	—	—	—	4,788
3,797,139	—	—	8,977,264	233,503	670,186
816,096	360,393	(538,406)	6,965,833	7,182	(411,542)
118,163	—	—	—	—	—
(325,207)	—	—	385,081	(176,583)	(452,436)
4,687,297	1,348,068	1,732,666	18,701,190	121,249	(48,382)
$4,596,175	$1,281,298	$1,718,236	$18,608,915	$143,162	$(52,750)

See accompanying notes to the financial statements.

192 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018
INVESTMENT INCOME:
Dividends	$—	$879,376	$202,109	$257,198
Interest	62,750	220,870	32,855	152,223
Foreign tax withholding	—	—	(16,430)	—
TOTAL INVESTMENT INCOME	62,750	1,100,246	218,534	409,421
EXPENSES:
Advisory fees	44,625	517,169	160,183	205,240
Management services fees	8,925	103,434	32,037	41,048
Administration fees	1,975	23,269	7,491	9,179
Distribution and services fees—Service Class	856	9,422	15,668	8,971
Transfer agency fees	4,202	34,945	16,237	15,058
Administrative services fees	12,444	167,219	43,773	67,239
Registration and filing fees	20,493	22,463	20,458	17,188
Custody fees	904	10,231	9,649	4,082
Fund accounting fees	2,160	26,796	8,303	10,108
Trustee fees	152	1,776	563	656
Compliance services fees	51	561	202	243
Service fees	353	4,102	1,324	1,616
Other fees	7,935	59,573	19,956	30,775
Recoupment of prior expenses reduced by the Advisor	—	—	—	14,352
TOTAL NET EXPENSES	105,075	980,960	335,844	425,755
NET INVESTMENT INCOME (LOSS)	(42,325)	119,286	(117,310)	(16,334)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	1,044,734	(1,168,888)	281,271
Net realized gains (losses) on futures contracts	(113,603)	1,315,039	—	1,222,189
Net realized gains (losses) on swap agreements	(3,096,088)	26,452,720	9,151,540	16,152,763
Change in net unrealized appreciation/depreciation on investment securities	—	12,048,022	7,331,929	4,353,626
Change in net unrealized appreciation/depreciation on futures contracts	(29,705)	907,451	—	684,585
Change in net unrealized appreciation/depreciation on swap agreements	121,759	(2,155,750)	(1,288,757)	(1,222,335)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,117,637)	39,612,216	14,025,824	21,472,099
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,159,962)	$39,731,502	$13,908,514	$21,455,765

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 193

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNASDAQ-100 ProFund
Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018

$456,575	$—	$—	$304,300	$626,154	$1,171,221
36,808	104,197	142,610	24,555	135,363	1,054,933
(54,250)	—	—	(41,902)	(324)	—
439,133	104,197	142,610	286,953	761,193	2,226,154

198,193	75,954	127,812	140,009	384,990	1,616,209
39,639	15,191	21,302	28,002	76,998	323,244
9,540	3,913	4,901	6,533	17,451	73,433
12,190	4,132	3,032	6,322	11,899	62,445
17,437	6,678	10,465	20,296	21,271	134,503
63,072	29,450	30,861	26,622	145,653	498,706
14,679	13,033	18,688	21,965	17,654	35,970
12,669	1,754	2,381	9,397	7,836	33,060
10,578	4,269	5,355	7,226	20,354	80,472
758	290	372	476	1,315	5,643
211	95	108	183	443	1,830
1,691	694	868	1,155	3,092	12,994
26,788	9,875	15,446	23,464	48,787	271,100
—	—	—	—	—	—
407,445	165,328	241,591	291,650	757,743	3,149,609
31,688	(61,131)	(98,981)	(4,697)	3,450	(923,455)

1,108,171	—	—	1,612,588	585,115	205,433
—	—	6,023,106	—	415,810	6,360,405
9,482,522	4,396,621	—	7,189,459	13,842,076	104,906,315
5,152,081	—	—	2,974,882	7,245,358	37,099,168
—	—	2,376,419	—	105,700	483,461
(1,157,332)	(640,949)	—	(338,518)	(1,056,462)	(1,146,318)
14,585,442	3,755,672	8,399,525	11,438,411	21,137,597	147,908,464
$14,617,130	$3,694,541	$8,300,544	$11,433,714	$21,141,047	$146,985,009

See accompanying notes to the financial statements.

194 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	11,702	22,194	20,228	13,205
TOTAL INVESTMENT INCOME	11,702	22,194	20,228	13,205
EXPENSES:
Advisory fees	7,964	15,940	13,028	9,427
Management services fees	1,593	3,188	2,606	1,885
Administration fees	587	636	1,072	621
Distribution and services fees—Service Class	366	2,062	1,029	364
Transfer agency fees	1,550	1,212	3,908	807
Administrative services fees	3,165	4,822	4,455	6,103
Registration and filing fees	14,398	16,493	9,646	8,965
Custody fees	268	299	509	313
Fund accounting fees	637	695	1,167	678
Trustee fees	48	51	76	49
Compliance services fees	15	18	16	11
Service fees	102	114	188	110
Audit fees	1,267	1,555	3,738	3,243
Other fees	1,762	2,215	3,129	1,917
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	33,722	49,300	44,567	34,493
Expenses reduced and reimbursed by the Advisor	(14,455)	(9,407)	(12,618)	(10,254)
TOTAL NET EXPENSES	19,267	39,893	31,949	24,239
NET INVESTMENT INCOME (LOSS)	(7,565)	(17,699)	(11,721)	(11,034)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	(182,452)	—	—
Net realized gains (losses) on swap agreements	(1,032,105)	(1,328,101)	(1,979,209)	(559,245)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	16,091	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(49,753)	90,403	109,592	63,173
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,081,858)	(1,404,059)	(1,869,617)	(496,072)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,089,423)	$(1,421,758)	$(1,881,338)	$(507,106)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 195

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort NASDAQ-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018	Six Months Ended January 31, 2018

$—	$—	$—	$—	$—	$216,433
9,423	76,444	9,131	87,337	49,633	257,473
9,423	76,444	9,131	87,337	49,633	473,906

8,820	54,234	6,495	62,112	35,813	304,297
1,470	10,847	1,299	12,423	7,163	60,860
433	1,286	318	2,299	1,496	14,012
107	2,311	46	187	5,454	8,390
857	5,046	707	6,225	3,734	20,161
3,910	3,238	2,504	11,951	8,027	109,705
14,339	18,477	13,688	13,267	16,395	18,953
230	584	156	1,047	662	6,290
476	1,425	347	2,516	1,639	19,244
36	100	24	176	108	1,079
7	63	7	75	40	344
78	235	56	411	268	2,483
2,338	2,382	1,093	4,179	2,906	20,568
1,803	2,697	1,236	6,448	4,765	36,994
—	31,302	—	22,350	—	—
34,904	134,227	27,976	145,666	88,470	623,380
(17,354)	(3,200)	(12,515)	—	(887)	—
17,550	131,027	15,461	145,666	87,583	623,380
(8,127)	(54,583)	(6,330)	(58,329)	(37,950)	(149,474)

—	—	—	—	—	397,624
(684,504)	—	(9,071)	(150,240)	(167,250)	665,409
—	(4,410,037)	(366,675)	(5,425,989)	(2,690,666)	16,342,676
—	—	—	—	—	2,421,732
(8,643)	—	(9,995)	(2,036)	31,279	(208,402)
—	231,860	20,770	(94,486)	114,245	(1,488,047)
(693,147)	(4,178,177)	(364,971)	(5,672,751)	(2,712,392)	18,130,992
$(701,274)	$(4,232,760)	$(371,301)	$(5,731,080)	$(2,750,342)	$17,981,518

See accompanying notes to the financial statements.

196 :: Statements of Operations :: For the Periods Indicated (unaudited)

Utilities UltraSector ProFund
Six Months Ended January 31, 2018
INVESTMENT INCOME:
Dividends	$270,815
Interest	31,021
TOTAL INVESTMENT INCOME	301,836
EXPENSES:
Advisory fees	86,164
Management services fees	17,233
Administration fees	4,220
Distribution and services fees—Service Class	11,272
Transfer agency fees	7,466
Administrative services fees	29,584
Registration and filing fees	23,164
Custody fees	1,840
Fund accounting fees	4,858
Trustee fees	300
Compliance services fees	122
Service fees	757
Other fees	15,814
TOTAL NET EXPENSES	202,794
NET INVESTMENT INCOME (LOSS)	99,042
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(822,796)
Net realized gains (losses) on swap agreements	(1,201,237)
Change in net unrealized appreciation/depreciation on investment securities	(465,630)
Change in net unrealized appreciation/depreciation on swap agreements	(37,944)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,527,607)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,428,565)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$28,668	$(40,094)	$(78,165)	$43,615
Net realized gains (losses) on investments	6,177,724	4,290,874	3,883,661	3,742,201
Change in net unrealized appreciation/depreciation on investments	5,891,089	3,369,159	2,663,292	(1,987,130)
Change in net assets resulting from operations	12,097,481	7,619,939	6,468,788	1,798,686
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(50,022	)(a)
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	(50,022)
Change in net assets resulting from capital transactions	44,419,974	3,935,859	65,842,062	(43,777,213)
Change in net assets	56,517,455	11,555,798	72,310,850	(42,028,549)
NET ASSETS:
Beginning of period	18,028,252	6,472,454	8,904,498	50,933,047
End of period	$74,545,707	$18,028,252	$81,215,348	$8,904,498
Accumulated net investment income (loss)	$27,626	$(26,741)	$(141,120)	$(112,977)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$119,793,899	$187,565,019	$143,672,772	$89,738,715
Distributions reinvested	—	—	—	49,204
Value of shares redeemed	(76,200,638)	(183,979,328)	(79,318,825)	(129,505,827)
Service Class
Proceeds from shares issued	1,333,156	14,436,995	2,572,066	1,096,293
Distributions reinvested	—	—	—	—
Value of shares redeemed	(506,443)	(14,086,827)	(1,083,951)	(5,155,598)
Change in net assets resulting from capital transactions	$44,419,974	$3,935,859	$65,842,062	$(43,777,213)
SHARE TRANSACTIONS:
Investor Class
Issued	2,330,307	4,724,213	1,991,111	1,578,781
Reinvested	—	—	—	877
Redeemed	(1,502,274)	(4,564,688)	(1,124,354)	(2,334,024)
Service Class
Issued	28,378	427,733	38,438	21,741
Reinvested	—	—	—	—
Redeemed	(11,646)	(420,166)	(16,713)	(106,463)
Change in shares	844,765	167,092	888,482	(839,088)

(a)  Subsequent to the issuance of the July 31, 2017 financial statements, $50,022 of the distribution was determined to be a return of capital.

(a)  As described in Note 10, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 199

Bear ProFund			Biotechnology UltraSector ProFund		Bull ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

$(69,487)	$(411,897)		$(503,982)	$(1,049,002)	$(7,963)	$(406,056)
(2,344,969)	(4,896,698)		24,232,988	47,258,352	3,952,215	8,015,081
(131,302)	287,516		30,180,123	(20,768,424)	7,375,696	3,296,058
(2,545,758)	(5,021,079)		53,909,129	25,440,926	11,319,948	10,905,083

—	—		—	—	—	—

—	—		(19,297,329)	—	—	—
—	—		(863,877)	—	—	—
—	—		(20,161,206)	—	—	—
(30,936,260)	24,347,874		(49,062,006)	(106,900,804)	(6,932,043)	14,677,442
(33,482,018)	19,326,795		(15,314,083)	(81,459,878)	4,387,905	25,582,525

48,036,648	28,709,853		333,658,779	415,118,657	88,627,951	63,045,426
$14,554,630	$48,036,648		$318,344,696	$333,658,779	$93,015,856	$88,627,951
$(5,486)	$(172,812)		$(212,568)	$(2,061,068)	$(44,554)	$(227,320)

$132,878,991	$349,611,246		$119,021,910	$224,225,776	$274,770,470	$553,899,612
—	—		18,864,529	—	—	—
(161,967,987)	(317,256,797)		(185,136,850)	(325,523,550)	(281,613,915)	(541,480,990)

1,420,339	6,886,857		3,615,608	11,381,693	21,844,350	22,490,284
—	—		857,927	—	—	—
(3,267,603)	(14,893,432)		(6,285,130)	(16,984,723)	(21,932,948)	(20,231,464)
$(30,936,260)	$24,347,874		$(49,062,006)	$(106,900,804)	$(6,932,043)	$14,677,442

3,885,367	8,994,728	(a)	1,740,664	3,969,619	2,329,409	5,327,214
—	—		296,705	—	—	—
(4,711,786)	(8,125,911	)(a)	(2,749,677)	(6,001,219)	(2,394,164)	(5,198,490)

44,581	186,837	(a)	64,909	243,780	216,198	252,489
—	—		16,849	—	—	—
(102,726)	(400,927	)(a)	(115,424)	(379,560)	(215,909)	(226,524)
(884,564)	654,727		(745,974)	(2,167,380)	(64,466)	154,689

See accompanying notes to the financial statements.

200 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,780	$16,854	$(83,017)	$(145,932)
Net realized gains (losses) on investments	622,202	441,174	6,459,938	4,981,235
Change in net unrealized appreciation/depreciation on investments	301,771	(207,413)	4,857,125	1,978,235
Change in net assets resulting from operations	930,753	250,615	11,234,046	6,813,538
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(7,558)	—	—	—
Net realized gains on investments
Investor Class	(157,359)	—	(952,427)	—
Service Class	(17,278)	—	(29,840)	—
Change in net assets resulting from distributions	(182,195)	—	(982,267)	—
Change in net assets resulting from capital transactions	(19,432,754)	6,535,484	27,216,510	(14,125,886)
Change in net assets	(18,684,196)	6,786,099	37,468,289	(7,312,348)
NET ASSETS:
Beginning of period	29,262,882	22,476,783	33,259,240	40,571,588
End of period	$10,578,686	$29,262,882	$70,727,529	$33,259,240
Accumulated net investment income (loss)	$(2,043)	$(296)	$(44,666)	$(238,440)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$31,831,470	$63,895,304	$49,431,220	$133,552,814
Distributions reinvested	163,943	—	904,211	—
Value of shares redeemed	(51,332,104)	(54,683,973)	(23,295,614)	(147,889,186)
Service Class
Proceeds from shares issued	440,660	1,721,778	351,541	1,856,490
Distributions reinvested	17,278	—	29,840	—
Value of shares redeemed	(554,001)	(4,397,625)	(204,688)	(1,646,004)
Change in net assets resulting from capital transactions	$(19,432,754)	$6,535,484	$27,216,510	$(14,125,886)
SHARE TRANSACTIONS:
Investor Class
Issued	298,459	624,824	439,339	1,423,524
Reinvested	1,474	—	8,053	—
Redeemed	(481,695)	(547,787)	(216,212)	(1,566,195)
Service Class
Issued	4,504	18,890	3,527	21,373
Reinvested	170	—	302	—
Redeemed	(5,782)	(50,693)	(2,010)	(18,796)
Change in shares	(182,870)	45,234	232,999	(140,094)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 201

Europe 30 ProFund		Falling U.S. Dollar ProFund		Financials UltraSector ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

$70,391	$173,476	$(18,016)	$(55,373)	$23,250	$(25,245)
(237,349)	203,766	14,589	(298,351)	2,635,871	7,538,550
1,928,867	1,306,118	(18,576)	103,850	2,106,189	1,829,395
1,761,909	1,683,360	(22,003)	(249,874)	4,765,310	9,342,700

(220,663)	(318,494)	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
(220,663)	(318,494)	—	—	—	—
8,878,536	6,256,766	(176,408)	(1,062,665)	4,783,523	(815,934)
10,419,782	7,621,632	(198,411)	(1,312,539)	9,548,833	8,526,766

11,610,098	3,988,466	2,452,640	3,765,179	17,568,565	9,041,799
$22,029,880	$11,610,098	$2,254,229	$2,452,640	$27,117,398	$17,568,565
$214,091	$364,363	$(35,939)	$(120,253)	$(84,887)	$(107,765)

$67,060,765	$129,235,588	$5,406,845	$13,019,427	$110,142,311	$174,478,058
220,086	317,143	—	—	—	—
(58,243,748)	(123,438,007)	(5,542,957)	(13,450,429)	(105,351,570)	(175,733,359)

2,608,875	3,309,941	14,584,848	27,066,908	2,045,099	3,392,763
—	—	—	—	—	—
(2,767,442)	(3,167,899)	(14,625,144)	(27,698,571)	(2,052,317)	(2,953,396)
$8,878,536	$6,256,766	$(176,408)	$(1,062,665)	$4,783,523	$(815,934)

4,757,921	9,967,068	306,664	758,721	5,121,998	10,234,310
15,521	26,763	—	—	—	—
(4,130,330)	(9,508,658)	(315,030)	(787,740)	(4,884,546)	(9,991,444)

175,533	232,530	880,163	1,654,567	108,130	215,903
—	—	—	—	—	—
(184,794)	(221,341)	(886,697)	(1,701,467)	(107,924)	(189,272)
633,851	496,362	(14,900)	(75,919)	237,658	269,497

See accompanying notes to the financial statements.

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(48,612)	$(120,309)	$(52,161)	$(63,398)
Net realized gains (losses) on investments	3,231,505	2,781,946	3,581,253	2,601,673
Change in net unrealized appreciation/depreciation on investments	1,315,777	(2,563,893)	3,537,203	1,495,551
Change in net assets resulting from operations	4,498,670	97,744	7,066,295	4,033,826
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	(2,209,849)	—	(1,281,682)	—
Service Class	(243,279)	—	(42,515)	—
Change in net assets resulting from distributions	(2,453,128)	—	(1,324,197)	—
Change in net assets resulting from capital transactions	(41,636,100)	21,629,272	9,542,593	11,364,137
Change in net assets	(39,590,558)	21,727,016	15,284,691	15,397,963
NET ASSETS:
Beginning of period	62,587,122	40,860,106	28,036,180	12,638,217
End of period	$22,996,564	$62,587,122	$43,320,871	$28,036,180
Accumulated net investment income (loss)	$(19,812)	$(200,397)	$(29,979)	$(48,280)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$48,644,528	$162,035,170	$60,261,532	$125,209,708
Distributions reinvested	2,150,392	—	1,189,631	—
Value of shares redeemed	(92,162,410)	(139,600,844)	(51,804,436)	(113,952,990)
Service Class
Proceeds from shares issued	904,809	1,234,687	408,336	935,277
Distributions reinvested	222,747	—	42,515	—
Value of shares redeemed	(1,396,166)	(2,039,741)	(554,985)	(827,858)
Change in net assets resulting from capital transactions	$(41,636,100)	$21,629,272	$9,542,593	$11,364,137
SHARE TRANSACTIONS:
Investor Class
Issued	835,159	3,125,644	570,797	1,502,773
Reinvested	39,348	—	11,126	—
Redeemed	(1,593,899)	(2,795,574)	(501,971)	(1,378,539)
Service Class
Issued	18,129	27,534	4,356	12,483
Reinvested	4,822	—	448	—
Redeemed	(28,065)	(48,162)	(5,815)	(10,903)
Change in shares	(724,506)	309,442	78,941	125,814

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 203

Internet UltraSector ProFund		Large-Cap Growth ProFund		Large-Cap Value ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

$(867,985)	$(1,154,491)	$(33,546)	$(27,092)	$27,642	$107,892
22,699,183	24,124,581	1,630,476	1,861,443	827,359	2,914,098
26,270,900	9,326,267	2,756,594	2,057,760	568,310	(177,824)
48,102,098	32,296,357	4,353,524	3,892,111	1,423,311	2,844,166

—	—	—	—	(100,821)	(73,235)

(14,299,687)	(129,105)	(304,461)	(285,213)	(50,703)	—
(937,987)	(8,591)	(44,436)	(43,458)	(7,541)	—
(15,237,674)	(137,696)	(348,897)	(328,671)	(159,065)	(73,235)
(10,005,899)	34,361,764	(9,718,678)	8,641,005	290,177	(7,477,685)
22,858,525	66,520,425	(5,714,051)	12,204,445	1,554,423	(4,706,754)

148,167,455	81,647,030	36,671,160	24,466,715	9,074,830	13,781,584
$171,025,980	$148,167,455	$30,957,109	$36,671,160	$10,629,253	$9,074,830
$(500,184)	$(924,622)	$(26,327)	$(22,807)	$9,099	$84,845

$118,427,281	$137,964,085	$66,134,376	$208,624,766	$52,628,105	$107,606,272
13,998,057	126,561	304,056	285,161	150,499	70,735
(141,480,893)	(106,843,135)	(75,164,902)	(202,666,094)	(51,954,042)	(114,857,476)

4,983,382	4,745,548	2,232,556	4,904,314	479,331	1,986,838
937,793	8,591	44,436	43,457	7,541	—
(6,871,519)	(1,639,886)	(3,269,200)	(2,550,599)	(1,021,257)	(2,284,054)
$(10,005,899)	$34,361,764	$(9,718,678)	$8,641,005	$290,177	$(7,477,685)

1,650,756	2,493,620	816,853	2,892,619	807,929	1,870,350
199,715	2,553	3,653	4,190	2,286	1,208
(1,985,742)	(2,037,553)	(934,029)	(2,814,704)	(793,903)	(1,970,276)

89,917	103,821	32,782	80,581	8,409	37,456
17,004	213	624	738	127	—
(124,967)	(37,966)	(47,532)	(41,512)	(17,450)	(42,174)
(153,317)	524,688	(127,649)	121,912	7,398	(103,436)

See accompanying notes to the financial statements.

204 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Mid-Cap ProFund		Mid-Cap Growth ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(63,132)	$(475,571)	$(37,736)	$(93,770)
Net realized gains (losses) on investments	3,137,242	33,722,286	480,978	2,117,304
Change in net unrealized appreciation/depreciation on investments	2,399,960	376,628	838,178	(1,251,666)
Change in net assets resulting from operations	5,474,070	33,623,343	1,281,420	771,868
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	(3,926,116)	—	—	—
Service Class	(85,658)	—	—	—
Change in net assets resulting from distributions	(4,011,774)	—	—	—
Change in net assets resulting from capital transactions	13,771,692	(42,002,117)	2,029,038	(14,638,751)
Change in net assets	15,233,988	(8,378,774)	3,310,458	(13,866,883)
NET ASSETS:
Beginning of period	48,637,425	57,016,199	10,391,107	24,257,990
End of period	$63,871,413	$48,637,425	$13,701,565	$10,391,107
Accumulated net investment income (loss)	$(69,162)	$(625,503)	$(120,375)	$(226,972)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$79,234,320	$708,695,873	$32,679,350	$34,778,892
Distributions reinvested	3,903,535	—	—	—
Value of shares redeemed	(69,437,249)	(750,515,698)	(30,166,872)	(48,760,198)
Service Class
Proceeds from shares issued	383,238	4,661,806	349,542	366,250
Distributions reinvested	85,658	—	—	—
Value of shares redeemed	(397,810)	(4,844,098)	(832,982)	(1,023,695)
Change in net assets resulting from capital transactions	$13,771,692	$(42,002,117)	$2,029,038	$(14,638,751)
SHARE TRANSACTIONS:
Investor Class
Issued	878,183	8,935,874	371,612	456,734
Reinvested	44,607	—	—	—
Redeemed	(769,953)	(9,112,009)	(345,331)	(650,495)
Service Class
Issued	4,948	64,805	4,663	5,588
Reinvested	1,158	—	—	—
Redeemed	(5,123)	(66,689)	(11,221)	(16,635)
Change in shares	153,820	(178,019)	19,723	(204,808)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 205

Mid-Cap Value ProFund		Mobile Telecommunications UltraSector ProFund		NASDAQ-100 ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

$(4,087)	$(14,299)	$(34,937)	$(160,105)	$(219,780)	$(550,888)
915,226	5,497,382	(183,103)	589,863	4,537,757	9,205,170
(263,413)	(2,527,172)	(210,389)	(322,422)	9,350,104	7,345,911
647,726	2,955,911	(428,429)	107,336	13,668,081	16,000,193

—	(105,486)	—	—	—	—

(839,790)	(130,543)	—	—	(602,089)	—
(77,016)	(4,891)	—	—	(50,413)	—
(916,806)	(240,920)	—	—	(652,502)	—
(153,091)	(29,188,981)	(2,897,981)	868,563	(21,461,777)	31,504,199
(422,171)	(26,473,990)	(3,326,410)	975,899	(8,446,198)	47,504,392

8,235,161	34,709,151	7,420,844	6,444,945	104,091,156	56,586,764
$7,812,990	$8,235,161	$4,094,434	$7,420,844	$95,644,958	$104,091,156
$(99,098)	$(222,386)	$(162,838)	$(229,937)	$(98,633)	$(384,339)

$9,559,712	$82,299,130	$20,223,431	$78,422,012	$550,514,900	$1,332,928,350
835,965	235,799	—	—	591,119	—
(10,554,668)	(110,770,254)	(22,934,566)	(76,614,482)	(573,590,226)	(1,302,895,944)

48,037	259,412	6,879	4,474,606	13,431,523	15,245,032
76,974	4,890	—	—	50,366	—
(119,111)	(1,217,958)	(193,725)	(5,413,573)	(12,459,459)	(13,773,239)
$(153,091)	$(29,188,981)	$(2,897,981)	$868,563	$(21,461,777)	$31,504,199

122,931	1,122,994	301,178	1,111,335	8,884,891	25,749,795
11,136	3,072	—	—	9,200	—
(136,828)	(1,506,322)	(340,116)	(1,098,307)	(9,286,134)	(25,193,110)

710	4,091	109	81,559	262,525	346,660
1,226	74	—	—	943	—
(1,820)	(19,074)	(3,223)	(100,252)	(244,824)	(315,663)
(2,645)	(395,165)	(42,052)	(5,665)	(373,399)	587,682

See accompanying notes to the financial statements.

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil & Gas UltraSector ProFund		Oil Equipment, Services & Distribution UltraSector ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$61,031	$227,851	$27,884	$241,218
Net realized gains (losses) on investments	4,883,478	(1,643,297)	919,807	(1,856,947)
Change in net unrealized appreciation/depreciation on investments	15,191	700,579	(155,968)	(461,689)
Change in net assets resulting from operations	4,959,700	(714,867)	791,723	(2,077,418)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(211,425)	(201,131)	(243,865)	(14,512)
Service Class	—	—	(5,703)	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(211,425)	(201,131)	(249,568)	(14,512)
Change in net assets resulting from capital transactions	17,249,077	(39,162,650)	(1,214,593)	3,887,838
Change in net assets	21,997,352	(40,078,648)	(672,438)	1,795,908
NET ASSETS:
Beginning of period	22,157,200	62,235,848	14,205,576	12,409,668
End of period	$44,154,552	$22,157,200	$13,533,138	$14,205,576
Accumulated net investment income (loss)	$(41,191)	$109,319	$18,066	$239,750
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$74,614,724	$172,443,120	$34,552,884	$92,382,828
Distributions reinvested	205,624	197,622	236,275	14,480
Value of shares redeemed	(56,842,424)	(210,704,537)	(36,078,654)	(88,880,310)
Service Class
Proceeds from shares issued	369,271	1,084,437	338,450	4,365,992
Distributions reinvested	—	—	5,606	—
Value of shares redeemed	(1,098,118)	(2,183,292)	(269,154)	(3,995,152)
Change in net assets resulting from capital transactions	$17,249,077	$(39,162,650)	$(1,214,593)	$3,887,838
SHARE TRANSACTIONS:
Investor Class
Issued	2,081,924	4,667,761	2,758,699	6,178,988
Reinvested	5,348	4,819	19,225	886
Redeemed	(1,628,919)	(5,746,176)	(2,904,349)	(5,991,243)
Service Class
Issued	12,668	35,182	28,721	303,560
Reinvested	—	—	504	—
Redeemed	(33,645)	(71,574)	(24,269)	(277,999)
Change in shares	437,376	(1,109,988)	(121,469)	214,192

(a)  Subsequent to the issuance of the July 31, 2017 financial statements, $23,264 and $1,340 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

$16,973	$5,585	$(114,606)	$(332,814)	$73,292	$34,028
874,688	(513,854)	2,193,222	(13,224,035)	(118,590)	488,208
(675,140)	(959,917)	(1,846,735)	(11,595,152)	(573,736)	(8,304,533)
216,521	(1,468,186)	231,881	(25,152,001)	(619,034)	(7,782,297)

—	—	—	—	—	(381,879	)(a)
—	—	—	—	—	(21,990	)(a)

(441,843)	—	—	—	—	—
(41,346)	—	—	—	—	—
(483,189)	—	—	—	—	(403,869)
(2,231,494)	(4,069,257)	(5,192,750)	(2,027,343)	(2,833,414)	(50,814,045)
(2,498,162)	(5,537,443)	(4,960,869)	(27,179,344)	(3,452,448)	(59,000,211)

10,561,279	16,098,722	28,539,575	55,718,919	11,408,999	70,409,210
$8,063,117	$10,561,279	$23,578,706	$28,539,575	$7,956,551	$11,408,999
$60,051	$5,988	$(287,289)	$(546,369)	$11,930	$(362,993)

$12,751,184	$34,021,004	$117,360,251	$396,717,093	$55,648,209	$105,845,941
440,793	—	—	—	—	365,245
(15,352,136)	(37,666,713)	(121,967,106)	(400,325,429)	(58,544,449)	(152,407,194)

21,035	479,527	17,919,012	100,783,561	1,214,708	2,937,350
40,768	—	—	—	—	21,990
(133,138)	(903,075)	(18,504,907)	(99,202,568)	(1,151,882)	(7,577,377)
$(2,231,494)	$(4,069,257)	$(5,192,750)	$(2,027,343)	$(2,833,414)	$(50,814,045)

496,786	1,404,130	3,005,875	9,331,809	1,276,583	2,489,097
17,717	—	—	—	—	8,922
(602,732)	(1,586,933)	(3,121,329)	(9,449,375)	(1,352,600)	(3,613,875)

900	22,211	539,466	2,456,443	29,099	70,313
1,848	—	—	—	—	577
(5,807)	(41,772)	(550,721)	(2,470,433)	(27,564)	(178,290)
(91,288)	(202,364)	(126,709)	(131,556)	(74,482)	(1,223,256)

See accompanying notes to the financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Rising Rates Opportunity ProFund			Rising Rates Opportunity 10 ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(97,789)	$(538,280)		$(34,071)	$(139,814)
Net realized gains (losses) on investments	(1,659,371)	10,085,375		(34,228)	618,097
Change in net unrealized appreciation/depreciation on investments	1,124,572	365,386		188,080	(139,227)
Change in net assets resulting from operations	(632,588)	9,912,481		119,781	339,056
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—		—	—
Net realized gains on investments
Investor Class	—	—		—	—
Service Class	—	—		—	—
Change in net assets resulting from distributions	—	—		—	—
Change in net assets resulting from capital transactions	(5,420,994)	(13,537,906)		(2,417,303)	(498,555)
Change in net assets	(6,053,582)	(3,625,425)		(2,297,522)	(159,499)
NET ASSETS:
Beginning of period	33,451,517	37,076,942		9,163,188	9,322,687
End of period	$27,397,935	$33,451,517		$6,865,666	$9,163,188
Accumulated net investment income (loss)	$(454,481)	$(1,058,180)		$(106,545)	$(241,728)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$111,755,140	$1,336,135,269		$3,048,265	$24,406,071
Distributions reinvested	—	—		—	—
Value of shares redeemed	(116,925,053)	(1,347,466,427)		(5,913,217)	(24,002,423)
Service Class
Proceeds from shares issued	62,588,936	159,954,610		589,467	377,001
Distributions reinvested	—	—		—	—
Value of shares redeemed	(62,840,017)	(162,161,358)		(141,818)	(1,279,204)
Change in net assets resulting from capital transactions	$(5,420,994)	$(13,537,906)		$(2,417,303)	$(498,555)
SHARE TRANSACTIONS:
Investor Class
Issued	2,787,885	33,514,814	(a)	204,391	1,608,531
Reinvested	—	—		—	—
Redeemed	(2,925,904)	(33,682,761	)(a)	(398,072)	(1,586,191)
Service Class
Issued	1,750,654	4,313,171	(a)	40,844	25,737
Reinvested	—	—		—	—
Redeemed	(1,753,439)	(4,365,174	)(a)	(10,021)	(89,218)
Change in shares	(140,804)	(219,950)		(162,858)	(41,141)

(a)  As described in Note 10, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 209

Rising U.S. Dollar ProFund		Semiconductor UltraSector ProFund		Short NASDAQ-100 ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

$(95,570)	$(533,210)	$133,716	$(31,257)	$(11,682)	$(82,532)
(770,036)	1,686,288	41,660,361	26,114,567	(455,286)	(1,920,107)
519,537	(410,234)	39,942,217	20,671,905	(83,451)	144,103
(346,069)	742,844	81,736,294	46,755,215	(550,419)	(1,858,536)

—	—	(277,618)	(200,016)	—	—

—	—	(24,665,917)	(405,831)	—	—
—	—	(676,681)	(11,182)	—	—
—	—	(25,620,216)	(617,029)	—	—
(14,354,294)	(24,484,983)	65,554,429	115,962,021	305,465	(5,631,930)
(14,700,363)	(23,742,139)	121,670,507	162,100,207	(244,954)	(7,490,466)

22,355,145	46,097,284	181,116,728	19,016,521	2,585,235	10,075,701
$7,654,782	$22,355,145	$302,787,235	$181,116,728	$2,340,281	$2,585,235
$(307,530)	$(927,234)	$(265,999)	$(107,251)	$(6,788)	$(236,680)

$27,843,799	$111,717,914	$182,147,674	$289,875,202	$62,883,580	$400,297,817
—	—	24,662,920	599,645	—	—
(38,856,302)	(127,670,517)	(142,762,602)	(176,759,406)	(62,468,078)	(405,958,139)

23,238,444	46,108,078	4,955,663	15,185,254	24,796	530,845
—	—	673,233	11,111	—	—
(26,580,235)	(54,640,458)	(4,122,459)	(12,949,785)	(134,833)	(502,453)
$(14,354,294)	$(24,484,983)	$65,554,429	$115,962,021	$305,465	$(5,631,930)

1,019,807	3,847,355	3,078,547	7,354,458	5,611,585	28,800,149
—	—	418,646	14,765	—	—
(1,429,735)	(4,381,065)	(2,442,372)	(4,257,603)	(5,583,853)	(29,253,084)

944,226	1,793,246	97,650	463,748	2,310	38,815
—	—	13,595	317	—	—
(1,077,600)	(2,101,140)	(90,139)	(381,742)	(14,037)	(37,557)
(543,302)	(841,604)	1,075,927	3,193,943	16,005	(451,677)

See accompanying notes to the financial statements.

210 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Oil & Gas ProFund			Short Precious Metals ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(11,715)	$(39,376)		$(28,737)	$(113,231)
Net realized gains (losses) on investments	(438,337)	(188,870)		(566,135)	472,935
Change in net unrealized appreciation/depreciation on investments	198,011	(48,987)		395,811	674,300
Change in net assets resulting from operations	(252,041)	(277,233)		(199,061)	1,034,004
Change in net assets resulting from capital transactions	1,065,183	(298,159)		4,571,817	(16,797,515)
Change in net assets	813,142	(575,392)		4,372,756	(15,763,511)
NET ASSETS:
Beginning of period	2,629,771	3,205,163		3,767,613	19,531,124
End of period	$3,442,913	$2,629,771		$8,140,369	$3,767,613
Accumulated net investment income (loss)	$(30,291)	$(79,836)		$(68,675)	$(217,538)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$19,844,795	$52,695,066		$117,259,232	$303,053,284
Value of shares redeemed	(18,669,580)	(52,897,296)		(112,626,736)	(312,375,212)
Service Class
Proceeds from shares issued	1,781,093	8,329,493		8,776,844	24,136,428
Value of shares redeemed	(1,891,125)	(8,425,422)		(8,837,523)	(31,612,015)
Change in net assets resulting from capital transactions	$1,065,183	$(298,159)		$4,571,817	$(16,797,515)
SHARE TRANSACTIONS:
Investor Class
Issued	427,026	1,111,673	(a)	2,935,348	7,402,059	(a)
Redeemed	(396,957)	(1,118,583	)(a)	(2,812,617)	(7,653,588	)(a)
Service Class
Issued	36,562	182,281	(a)	227,134	605,647	(a)
Redeemed	(38,963)	(185,110	)(a)	(234,429)	(812,821	)(a)
Change in shares	27,668	(9,739)		115,436	(458,703)

(a)         As described in Note 10, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 211

Short Real Estate ProFund		Short Small-Cap ProFund		Small-Cap ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

$(4,691)	$(28,232)	$(15,066)	$(117,379)	$(91,122)	$(277,698)
(23,351)	77,774	(377,395)	(1,576,622)	4,078,245	4,098,164
14,801	2,696	3,841	104,976	609,052	(481,353)
(13,241)	52,238	(388,620)	(1,589,025)	4,596,175	3,339,113
796,371	(547,275)	701,119	(7,838,804)	16,256,362	(23,511,617)
783,130	(495,037)	312,499	(9,427,829)	20,852,537	(20,172,504)

781,297	1,276,334	1,899,710	11,327,539	29,354,516	49,527,020
$1,564,427	$781,297	$2,212,209	$1,899,710	$50,207,053	$29,354,516
$(11,843)	$(46,085)	$(72,627)	$(303,348)	$(347,586)	$(454,681)

$16,768,946	$43,171,128	$80,753,831	$196,083,621	$758,751,726	$1,093,864,844
(15,984,033)	(43,718,748)	(80,514,005)	(200,791,174)	(741,818,861)	(1,117,921,244)

1,371,574	762,860	9,372,609	25,087,535	9,186,420	32,411,834
(1,360,116)	(762,515)	(8,911,316)	(28,218,786)	(9,862,923)	(31,867,051)
$796,371	$(547,275)	$701,119	$(7,838,804)	$16,256,362	$(23,511,617)

1,094,537	2,585,860	5,365,213	11,747,808	9,325,063	14,857,044
(1,043,648)	(2,616,788)	(5,360,102)	(12,031,099)	(9,108,044)	(15,222,095)

95,954	51,789	654,525	1,520,171	131,672	514,965
(96,128)	(51,665)	(621,198)	(1,718,649)	(141,771)	(505,681)
50,715	(30,804)	38,438	(481,769)	206,920	(355,767)

See accompanying notes to the financial statements.

212 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap Growth ProFund		Small-Cap Value ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(66,770)	$(154,259)	$(14,430)	$(70,516)
Net realized gains (losses) on investments	987,675	1,066,599	2,271,072	3,742,630
Change in net unrealized appreciation/depreciation on investments	360,393	1,223,973	(538,406)	(14,130)
Change in net assets resulting from operations	1,281,298	2,136,313	1,718,236	3,657,984
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(2,001,116)	(1,164,061)	17,407,174	(15,552,448)
Change in net assets	(719,818)	972,252	19,125,410	(11,894,464)
NET ASSETS:
Beginning of period	18,220,350	17,248,098	13,769,954	25,664,418
End of period	$17,500,532	$18,220,350	$32,895,364	$13,769,954
Accumulated net investment income (loss)	$(180,951)	$(238,420)	$(126,108)	$(111,678)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$31,593,508	$119,106,503	$68,920,911	$122,937,463
Distributions reinvested	—	—	—	—
Value of shares redeemed	(32,368,988)	(121,689,954)	(51,406,128)	(138,491,038)
Service Class
Proceeds from shares issued	5,222,460	5,728,564	349,319	757,807
Distributions reinvested	—	—	—	—
Value of shares redeemed	(6,448,096)	(4,309,174)	(456,928)	(756,680)
Change in net assets resulting from capital transactions	$(2,001,116)	$(1,164,061)	$17,407,174	$(15,552,448)
SHARE TRANSACTIONS:
Investor Class
Issued	369,443	1,564,031	780,123	1,551,444
Reinvested	—	—	—	—
Redeemed	(385,385)	(1,605,584)	(585,678)	(1,739,214)
Service Class
Issued	74,452	87,827	4,522	10,628
Reinvested	—	—	—	—
Redeemed	(91,962)	(65,718)	(6,061)	(10,861)
Change in shares	(33,452)	(19,444)	192,906	(188,003)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 213

Technology UltraSector ProFund		Telecommunications UltraSector ProFund		U.S. Government Plus ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

$(92,275)	$(215,941)	$21,913	$151,683	$(4,368)	$(345,271)
11,350,276	9,105,129	290,650	(6,416,280)	815,596	(8,291,983)
7,350,914	6,375,033	(169,401)	(5,812,297)	(863,978)	(1,229,746)
18,608,915	15,264,221	143,162	(12,076,894)	(52,750)	(9,867,000)

—	—	(155,268)	—	—	—
—	—	(2,147)	—	—	—

(2,661,704)	—	—	—	—	—
(225,904)	—	—	—	—	—
(2,887,608)	—	(157,415)	—	—	—
(4,004,550)	53,260,800	11,473	(100,946,292)	7,632,094	(8,224,364)
11,716,757	68,525,021	(2,780)	(113,023,186)	7,579,344	(18,091,364)

79,856,779	11,331,758	3,254,820	116,278,006	21,908,103	39,999,467
$91,573,536	$79,856,779	$3,252,040	$3,254,820	$29,487,447	$21,908,103
$(56,415)	$(259,954)	$(70,604)	$66,446	$41,218	$(5,464)

$148,045,561	$206,263,633	$12,357,899	$67,985,183	$317,453,014	$1,995,347,927
2,499,597	—	145,745	—	—	—
(156,117,317)	(154,996,349)	(12,477,131)	(164,570,955)	(318,959,203)	(1,991,192,373)

4,962,986	6,985,902	29,380	2,656,232	74,401,714	175,032,996
225,851	—	2,147	—	—	—
(3,621,228)	(4,992,386)	(46,567)	(7,016,752)	(65,263,431)	(187,412,914)
$(4,004,550)	$53,260,800	$11,473	$(100,946,292)	$7,632,094	$(8,224,364)

1,343,403	2,625,324	524,399	2,632,902	5,755,786	35,497,801
22,362	—	5,874	—	—	—
(1,450,476)	(1,983,333)	(531,675)	(6,545,522)	(5,786,185)	(35,477,234)

53,470	97,057	1,310	109,109	1,463,856	3,384,597
2,375	—	91	—	—	—
(40,705)	(71,153)	(2,077)	(294,417)	(1,275,594)	(3,638,690)
(69,571)	667,895	(2,078)	(4,097,928)	157,863	(233,526)

See accompanying notes to the financial statements.

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund			UltraBull ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(42,325)	$(181,508)		$119,286		$48,522
Net realized gains (losses) on investments	(3,209,691)	(4,436,770)		28,812,493		20,016,668
Change in net unrealized appreciation/depreciation on investments	92,054	195,606		10,799,723		7,270,823
Change in net assets resulting from operations	(3,159,962)	(4,422,672)		39,731,502		27,336,013
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—		—		—
Service Class	—	—		—		—
Net realized gains on investments
Investor Class	—	—		—		—
Service Class	—	—		—		—
Change in net assets resulting from distributions	—	—		—		—
Change in net assets resulting from capital transactions	(389,461)	(2,495,380)		31,408,679		17,893,304
Change in net assets	(3,549,423)	(6,918,052)		71,140,181		45,229,317
NET ASSETS:
Beginning of period	11,913,532	18,831,584		135,753,323		90,524,006
End of period	$8,364,109	$11,913,532		$206,893,504		$135,753,323
Accumulated net investment income (loss)	$(4,067)	$(80,307)		$134,731		$46,625
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$78,750,976	$196,570,564		$1,006,187,943		$1,661,008,608
Distributions reinvested	—	—		—		—
Value of shares redeemed	(79,134,224)	(198,589,046)		(973,139,950)		(1,644,364,052)
Service Class
Proceeds from shares issued	173,011	4,625,818		1,299,707		12,212,932
Distributions reinvested	—	—		—		—
Value of shares redeemed	(179,224)	(5,102,716)		(2,939,021)		(10,964,184)
Change in net assets resulting from capital transactions	$(389,461)	$(2,495,380)		$31,408,679		$17,893,304
SHARE TRANSACTIONS:
Investor Class
Issued	2,752,005	5,276,181	(a)	18,698,487	(b)	39,463,641	(b)
Reinvested	—	—		—		—
Redeemed	(2,777,420)	(5,322,303	)(a)	(18,201,883	)(b)	(39,119,550	)(b)
Service Class
Issued	7,193	121,593	(a)	27,630	(b)	352,155	(b)
Reinvested	—	—		—		—
Redeemed	(7,189)	(135,295	)(a)	(67,515	)(b)	(319,566	)(b)
Change in shares	(25,411)	(59,824)		456,719		376,680

(a)         As described in Note 10, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(b)         As described in Note 10, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

(c)          As described in Note 10, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 215

UltraChina ProFund		UltraDow 30 ProFund		UltraEmerging Markets ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

$(117,310)	$(99,652)	$(16,334)	$10,499	$31,688	$(20,088)
7,982,652	2,375,368	17,656,223	4,756,322	10,590,693	4,576,472
6,043,172	3,571,110	3,815,876	3,346,094	3,994,749	7,589,609
13,908,514	5,846,826	21,455,765	8,112,915	14,617,130	12,145,993

(331,919)	—	(13,434)	—	(66,295)	—
(16,999)	—	—	—	—	—

—	—	(1,507,591)	—	—	—
—	—	(44,045)	—	—	—
(348,918)	—	(1,565,070)	—	(66,295)	—
10,373,481	21,981,608	28,495,383	3,642,041	(18,963,743)	42,498,018
23,933,077	27,828,434	48,386,078	11,754,956	(4,412,908)	54,644,011

36,071,606	8,243,172	31,221,628	19,466,672	69,995,481	15,351,470
$60,004,683	$36,071,606	$79,607,706	$31,221,628	$65,582,573	$69,995,481
$(547,622)	$(174,035)	$(29,640)	$128	$(52,949)	$(18,342)

$192,243,337	$155,460,897	$198,022,979	$235,821,791	$107,544,203	$174,879,815
311,476	—	1,500,897	—	63,130	—
(183,396,345)	(134,394,521)	(171,418,233)	(232,175,542)	(127,831,117)	(132,807,957)

5,162,989	6,117,338	841,710	4,199,511	4,164,142	4,288,188
16,986	—	42,785	—	—	—
(3,964,962)	(5,202,106)	(494,755)	(4,203,719)	(2,904,101)	(3,862,028)
$10,373,481	$21,981,608	$28,495,383	$3,642,041	$(18,963,743)	$42,498,018

10,210,160	13,148,510	1,624,097	2,713,207	1,594,357	3,634,450	(c)
16,746	—	11,854	—	957	—
(9,833,292)	(11,899,207)	(1,385,663)	(2,682,065)	(1,951,020)	(2,897,184	)(c)

311,496	569,326	8,058	56,251	67,289	98,175	(c)
1,003	—	384	—	—	—
(236,846)	(509,014)	(4,375)	(52,546)	(46,129)	(90,557	)(c)
469,267	1,309,615	254,355	34,847	(334,546)	744,884

See accompanying notes to the financial statements.

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(61,131)	$(116,153)	$(98,981)	$(367,587)
Net realized gains (losses) on investments	4,396,621	2,974,433	6,023,106	11,802,644
Change in net unrealized appreciation/depreciation on investments	(640,949)	(20,773)	2,376,419	(847,971)
Change in net assets resulting from operations	3,694,541	2,837,507	8,300,544	10,587,086
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(3,469,276)	12,010,613	1,437,836	(13,961,097)
Change in net assets	225,265	14,848,120	9,738,380	(3,374,011)
NET ASSETS:
Beginning of period	22,212,469	7,364,349	19,808,069	23,182,080
End of period	$22,437,734	$22,212,469	$29,546,449	$19,808,069
Accumulated net investment income (loss)	$(140,357)	$(165,875)	$851,179	$715,533
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$50,340,032	$85,247,560	$115,361,413	$137,178,833
Distributions reinvested	—	—	—	—
Value of shares redeemed	(53,045,879)	(74,300,529)	(114,124,653)	(149,903,673)
Service Class
Proceeds from shares issued	574,907	2,559,667	2,542,956	2,638,520
Distributions reinvested	—	—	—	—
Value of shares redeemed	(1,338,336)	(1,496,085)	(2,341,880)	(3,874,777)
Change in net assets resulting from capital transactions	$(3,469,276)	$12,010,613	$1,437,836	$(13,961,097)
SHARE TRANSACTIONS:
Investor Class
Issued	2,758,126	5,812,151	4,752,154	8,068,980
Reinvested	—	—	—	—
Redeemed	(2,930,276)	(5,155,723)	(4,660,936)	(8,702,365)
Service Class
Issued	35,504	181,756	119,468	186,446
Reinvested	—	—	—	—
Redeemed	(82,279)	(103,479)	(107,801)	(261,259)
Change in shares	(218,925)	734,705	102,885	(708,198)

(a)         As described in Note 10, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

UltraLatin America ProFund		UltraMid-Cap ProFund				UltraNASDAQ-100 ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

$(4,697)	$96,474	$3,450		$(280,442)		$(923,455)		$(1,571,161)
8,802,047	2,068,374	14,843,001		18,840,331		111,472,153		104,418,999
2,636,364	4,991,935	6,294,596		1,394,999		36,436,311		31,019,120
11,433,714	7,156,783	21,141,047		19,954,888		146,985,009		133,866,958

(70,434)	(72,224)	—		—		—		—

—	—	(7,149,206)		—		—		—
—	—	(179,502)		—		—		—
(70,434)	(72,224)	(7,328,708)		—		—		—
4,240,811	56,721	7,116,537		4,171,358		(6,903,044)		2,408,201
15,604,091	7,141,280	20,928,876		24,126,246		140,081,965		136,275,159

32,652,387	25,511,107	101,687,545		77,561,299		390,293,414		254,018,255
$48,256,478	$32,652,387	$122,616,421		$101,687,545		$530,375,379		$390,293,414
$(18,589)	$56,542	$(26,624)		$(298,977)		$(365,943)		$(1,034,507)

$141,648,777	$220,692,745	$155,247,466		$313,828,124		$1,830,733,766		$3,076,981,723
67,636	70,739	7,003,109		—		—		—
(138,165,185)	(219,930,472)	(156,137,951)		(311,328,754)		(1,836,126,866)		(3,073,291,370)

3,824,417	10,089,012	7,944,701		10,578,573		21,484,061		10,515,163
—	—	179,502		—		—		—
(3,134,834)	(10,865,303)	(7,120,290)		(8,906,585)		(22,994,005)		(11,797,315)
$4,240,811	$56,721	$7,116,537		$4,171,358		$(6,903,044)		$2,408,201

3,473,981	7,021,318	3,611,871	(a)	8,664,321	(a)	32,461,556	(a)	74,506,647	(a)
1,758	2,606	159,306	(a)	—		—		—
(3,427,296)	(7,045,476)	(3,651,030	)(a)	(8,611,518	)(a)	(32,534,823	)(a)	(74,362,098	)(a)

97,710	346,470	208,394	(a)	323,277	(a)	432,190	(a)	298,080	(a)
—	—	4,898	(a)	—		—		—
(83,604)	(369,229)	(189,660	)(a)	(274,281	)(a)	(456,540	)(a)	(337,194	)(a)
62,549	(44,311)	143,779		101,799		(97,617)		105,435

See accompanying notes to the financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund				UltraShort Dow 30 ProFund
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,565)		$(34,683)		$(17,699)	$(68,350)
Net realized gains (losses) on investments	(1,032,105)		(1,291,290)		(1,510,553)	(1,809,732)
Change in net unrealized appreciation/depreciation on investments	(49,753)		(119,979)		106,494	(65,887)
Change in net assets resulting from operations	(1,089,423)		(1,445,952)		(1,421,758)	(1,943,969)
Change in net assets resulting from capital transactions	6,496,511		(723,377)		(1,203,730)	2,123,495
Change in net assets	5,407,088		(2,169,329)		(2,625,488)	179,526
NET ASSETS:
Beginning of period	1,441,463		3,610,792		5,317,921	5,138,395
End of period	$6,848,551		$1,441,463		$2,692,433	$5,317,921
Accumulated net investment income (loss)	$(22,209)		$(71,528)		$(52,425)	$(122,261)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$33,986,701		$27,506,477		$23,842,367	$50,723,759
Value of shares redeemed	(27,519,113)		(28,288,665)		(24,969,739)	(48,615,634)
Service Class
Proceeds from shares issued	179,569		6,389,352		60,017	116,305
Value of shares redeemed	(150,646)		(6,330,541)		(136,375)	(100,935)
Change in net assets resulting from capital transactions	$6,496,511		$(723,377)		$(1,203,730)	$2,123,495
SHARE TRANSACTIONS:
Investor Class
Issued	793,206	(a)	325,298	(a)	1,067,006	1,425,215	(b)
Redeemed	(630,868	)(a)	(330,863	)(a)	(1,116,271)	(1,352,130	)(b)
Service Class
Issued	4,378	(a)	100,178	(a)	2,579	3,838	(b)
Redeemed	(3,845	)(a)	(100,091	)(a)	(7,312)	(3,500	)(b)
Change in shares	162,871		(5,478)		(53,998)	73,423

(a)         As described in Note 10, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

(b)         As described in Note 10, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

(c)          As described in Note 10, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(d)         As described in Note 10, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

UltraShort Emerging Markets ProFund			UltraShort International ProFund		UltraShort Japan ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

$(11,721)	$(74,730)		$(11,034)	$(72,104)	$(8,127)		$(31,813)
(1,979,209)	(2,057,912)		(559,245)	(1,617,308)	(684,504)		(1,165,901)
109,592	(145,800)		63,173	156,756	(8,643)		(62,036)
(1,881,338)	(2,278,442)		(507,106)	(1,532,656)	(701,274)		(1,259,750)
6,114,297	(1,970,919)		79,833	(3,708,300)	600,799		(746,396)
4,232,959	(4,249,361)		(427,273)	(5,240,956)	(100,475)		(2,006,146)

2,333,933	6,583,294		3,011,595	8,252,551	1,296,377		3,302,523
$6,566,892	$2,333,933		$2,584,322	$3,011,595	$1,195,902		$1,296,377
$(41,687)	$(173,096)		$(39,941)	$(207,527)	$(22,778)		$(56,548)

$23,045,239	$39,774,354		$7,419,660	$23,287,850	$25,310,587		$42,754,128
(16,856,500)	(40,885,171)		(7,298,418)	(26,340,912)	(24,678,280)		(43,533,767)

67,428	363,017		317,632	56,056	10,715		66,360
(141,870)	(1,223,119)		(359,041)	(711,294)	(42,223)		(33,117)
$6,114,297	$(1,970,919)		$79,833	$(3,708,300)	$600,799		$(746,396)

1,214,602	1,249,452	(c)	555,829	1,218,764	608,112	(d)	725,361	(d)
(894,638)	(1,282,747	)(c)	(538,508)	(1,363,019)	(598,967	)(d)	(742,267	)(d)

3,920	12,400	(c)	23,361	3,026	303	(d)	1,337	(d)
(8,080)	(42,028	)(c)	(26,291)	(39,297)	(1,089	)(d)	(605	)(d)
315,804	(62,923)		14,391	(180,526)	8,359		(16,174)

See accompanying notes to the financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund				UltraShort Mid-Cap ProFund
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(54,583)		$(73,358)		$(6,330)	$(29,224)
Net realized gains (losses) on investments	(4,410,037)		(2,980,912)		(375,746)	(751,883)
Change in net unrealized appreciation/depreciation on investments	231,860		(129,476)		10,775	50,682
Change in net assets resulting from operations	(4,232,760)		(3,183,746)		(371,301)	(730,425)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—		—		—	—
Service Class	—		—		—	—
Change in net assets resulting from distributions	—		—		—	—
Change in net assets resulting from capital transactions	(4,360,496)		8,288,879		364,894	669,594
Change in net assets	(8,593,256)		5,105,133		(6,407)	(60,831)
NET ASSETS:
Beginning of period	11,456,727		6,351,594		1,683,781	1,744,612
End of period	$2,863,471		$11,456,727		$1,677,374	$1,683,781
Accumulated net investment income (loss)	$(86,177)		$(176,448)		$(20,934)	$(59,309)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$57,906,206		$127,909,172		$15,345,090	$50,873,815
Distributions reinvested	—		—		—	—
Value of shares redeemed	(55,509,401)		(126,343,144)		(14,980,588)	(50,213,028)
Service Class
Proceeds from shares issued	275,969		23,110,256		7,686	258,898
Distributions reinvested	—		—		—	—
Value of shares redeemed	(7,033,270)		(16,387,405)		(7,294)	(250,091)
Change in net assets resulting from capital transactions	$(4,360,496)		$8,288,879		$364,894	$669,594
SHARE TRANSACTIONS:
Investor Class
Issued	1,681,884	(a)	2,350,601	(a)	600,252	1,551,293	(b)
Reinvested	—		—		—	—
Redeemed	(1,688,570	)(a)	(2,318,609	)(a)	(585,142)	(1,536,917	)(b)
Service Class
Issued	9,560	(a)	493,466	(a)	375	8,942	(b)
Reinvested	—		—		—	—
Redeemed	(198,964	)(a)	(308,376	)(a)	(290)	(8,624	)(b)
Change in shares	(196,090)		217,082		15,195	14,694

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

(b)         As described in Note 10, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(c)          As described in Note 10, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(d)         As described in Note 10, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

UltraShort NASDAQ-100 ProFund			UltraShort Small-Cap ProFund				UltraSmall-Cap ProFund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

$(58,329)	$(172,452)		$(37,950)		$(153,794)		$(149,474)	$(548,885)
(5,576,229)	(6,619,825)		(2,857,916)		(1,968,501)		17,405,709	21,821,363
(96,522)	424,560		145,524		146,658		725,283	1,539,774
(5,731,080)	(6,367,717)		(2,750,342)		(1,975,637)		17,981,518	22,812,252

—	—		—		—		(729,042)	—
—	—		—		—		(21,514)	—
—	—		—		—		(750,556)	—
(327,473)	12,220,041		87,675		454,661		(25,015,712)	7,387,825
(6,058,553)	5,852,324		(2,662,667)		(1,520,976)		(7,784,750)	30,200,077

18,295,845	12,443,521		8,829,805		10,350,781		90,773,902	60,573,825
$12,237,292	$18,295,845		$6,167,138		$8,829,805		$82,989,152	$90,773,902
$(4,714)	$(93,136)		$(121,954)		$(280,063)		$(277,800)	$(970,587)

$95,266,207	$319,264,790		$94,470,314		$334,385,420		$973,900,383	$2,004,820,972
—	—		—		—		722,616	—
(95,554,900)	(307,118,437)		(94,686,899)		(332,654,589)		(999,346,865)	(1,997,576,152)

317,836	880,370		15,300,658		36,249,208		21,121,768	49,593,605
—	—		—		—		21,514	—
(356,616)	(806,682)		(14,996,398)		(37,525,378)		(21,435,128)	(49,450,600)
$(327,473)	$12,220,041		$87,675		$454,661		$(25,015,712)	$7,387,825

3,906,008	8,477,535	(c)	2,321,429	(d)	6,271,940	(d)	17,180,028	43,424,460
—	—		—		—		12,037	—
(3,937,571)	(8,079,807	)(c)	(2,344,463	)(d)	(6,205,526	)(d)	(17,601,906)	(43,237,991)

13,970	27,532	(c)	415,875	(d)	762,557	(d)	477,400	1,346,825
—	—		—		—		427	—
(14,644)	(24,624	)(c)	(417,591	)(d)	(784,622	)(d)	(478,750)	(1,345,234)
(32,237)	400,636		(24,750)		44,349		(410,764)	188,060

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Utilities UltraSector ProFund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$99,042	$261,369
Net realized gains (losses) on investments	(2,024,033)	(2,272,929)
Change in net unrealized appreciation/depreciation on investments	(503,574)	92,932
Change in net assets resulting from operations	(2,428,565)	(1,918,628)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(146,932)	(150,805)
Service Class	(72,703)	—
Change in net assets resulting from distributions	(219,635)	(150,805)
Change in net assets resulting from capital transactions	1,763,039	(54,874,591)
Change in net assets	(885,161)	(56,944,024)
NET ASSETS:
Beginning of period	17,426,039	74,370,063
End of period	$16,540,878	$17,426,039
Accumulated net investment income (loss)	$(75,700)	$44,893
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$71,720,499	$105,917,764
Distributions reinvested	143,931	149,183
Value of shares redeemed	(71,321,301)	(158,704,365)
Service Class
Proceeds from shares issued	20,139,798	2,969,403
Distributions reinvested	72,692	—
Value of shares redeemed	(18,992,580)	(5,206,576)
Change in net assets resulting from capital transactions	$1,763,039	$(54,874,591)
SHARE TRANSACTIONS:
Investor Class
Issued	1,563,000	2,565,948
Reinvested	3,214	3,806
Redeemed	(1,568,868)	(3,866,411)
Service Class
Issued	474,174	75,079
Reinvested	1,714	—
Redeemed	(471,076)	(135,751)
Change in shares	2,158	(1,357,329)

See accompanying notes to the financial statements.

Financial Highlights

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$44.79	0.05	14.99	15.04	—	—
Year Ended July 31, 2017	$27.42	(0.02)	17.39	17.37	—	—
Year Ended July 31, 2016	$34.89	(0.03)	(7.44)	(7.47)	—	—
Year Ended July 31, 2015	$28.29	(0.14)	6.74	6.60	—	—
Year Ended July 31, 2014	$26.11	(0.12)	2.30	2.18	—	—
Year Ended July 31, 2013(e)	$14.58	(0.10)	11.63	11.53	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$41.95	(0.19)	13.98	13.79	—	—
Year Ended July 31, 2017	$25.94	(0.38)	16.39	16.01	—	—
Year Ended July 31, 2016	$33.36	(0.32)	(7.10)	(7.42)	—	—
Year Ended July 31, 2015	$27.32	(0.45)	6.49	6.04	—	—
Year Ended July 31, 2014	$25.46	(0.38)	2.24	1.86	—	—
Year Ended July 31, 2013(e)	$14.34	(0.29)	11.41	11.12	—	—
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$63.66	(0.13)	15.61	15.48	—	—
Year Ended July 31, 2017	$52.40	0.13	11.22	11.35	(0.09)	(0.09	)(f)
Year Ended July 31, 2016	$47.81	(0.01)	4.60	4.59	—	—
Year Ended July 31, 2015	$57.89	(0.14)	(9.94)	(10.08)	—	—
Year Ended July 31, 2014	$43.80	(0.22)	14.31	14.09	—	—
Year Ended July 31, 2013	$37.11	0.07	6.62	6.69	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$57.88	(0.46)	14.18	13.72	—	—
Year Ended July 31, 2017	$48.03	(0.38)	10.23	9.85	—	—
Year Ended July 31, 2016	$44.26	(0.44)	4.21	3.77	—	—
Year Ended July 31, 2015	$54.13	(0.66)	(9.21)	(9.87)	—	—
Year Ended July 31, 2014	$41.36	(0.72)	13.49	12.77	—	—
Year Ended July 31, 2013	$35.39	(0.33)	6.30	5.97	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$59.83	33.55	%(d)	1.58%	1.58%	0.19%	$72,184	35	%(d)
$44.79	63.38%		1.55%	1.55%	(0.06)%	$16,953	252%
$27.42	(21.41)%		1.76%	1.72%	(0.09)%	$6,004	186%
$34.89	23.33%		1.76%	1.76%	(0.44)%	$56,794	91%
$28.29	8.35%		1.75%	1.75%	(0.44)%	$11,492	173%
$26.11	79.08%		1.79%	1.75%	(0.49)%	$32,633	210%

$55.74	32.87	%(d)	2.58%	2.58%	(0.81)%	$2,362	35	%(d)
$41.95	61.66%		2.55%	2.55%	(1.06)%	$1,076	252%
$25.94	(22.21)%		2.76%	2.72%	(1.09)%	$469	186%
$33.36	22.11%		2.76%	2.76%	(1.44)%	$6,112	91%
$27.32	7.31%		2.75%	2.75%	(1.44)%	$559	173%
$25.46	77.55%		2.79%	2.75%	(1.49)%	$3,002	210%

$79.14	24.32	%(d)	1.67%	1.67%	(0.36)%	$78,870	150	%(d)
$63.66	21.68%		1.67%	1.61%	0.23%	$8,266	179%
$52.40	9.60%		1.58%	1.58%	(0.02)%	$46,334	163%
$47.81	(17.41)%		1.81%	1.81%	(0.25)%	$9,500	85%
$57.89	32.17%		1.74%	1.74%	(0.41)%	$23,921	110%
$43.80	18.03%		1.84%	1.83%	0.16%	$9,012	196%

$71.60	23.68	%(d)	2.67%	2.67%	(1.36)%	$2,346	150	%(d)
$57.88	20.50%		2.66%	2.60%	(0.76)%	$639	179%
$48.03	8.54%		2.58%	2.58%	(1.02)%	$4,599	163%
$44.26	(18.23)%		2.81%	2.81%	(1.25)%	$2,641	85%
$54.13	30.87%		2.74%	2.74%	(1.41)%	$2,940	110%
$41.36	16.87%		2.84%	2.83%	(0.84)%	$1,569	196%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:3 share split that occurred on November 19, 2012.

(f)           Subsequent to the issuance of the July 31, 2017 financial statements, $0.09 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Bear ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$35.46	(0.09)	(4.62)	(4.71)	—	—
Year Ended July 31, 2017(e)	$41.56	(0.41)	(5.69)	(6.10)	—	—
Year Ended July 31, 2016(e)	$45.82	(0.60)	(3.66)	(4.26)	—	—
Year Ended July 31, 2015(e)	$52.42	(0.75)	(5.85)	(6.60)	—	—
Year Ended July 31, 2014(e)	$62.88	(0.95)	(9.51)	(10.46)	—	—
Year Ended July 31, 2013(e)	$81.00	(1.20)	(16.92)	(18.12)	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$33.46	(0.26)	(4.33)	(4.59)	—	—
Year Ended July 31, 2017(e)	$39.62	(0.79)	(5.37)	(6.16)	—	—
Year Ended July 31, 2016(e)	$44.10	(1.05)	(3.43)	(4.48)	—	—
Year Ended July 31, 2015(e)	$50.98	(1.25)	(5.63)	(6.88)	—	—
Year Ended July 31, 2014(e)	$61.77	(1.55)	(9.24)	(10.79)	—	—
Year Ended July 31, 2013(e)	$80.40	(1.90)	(16.73)	(18.63)	—	—
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$63.85	(0.09)	11.76	11.67	(4.49)	(4.49)
Year Ended July 31, 2017	$56.32	(0.15)	7.68	7.53	—	—
Year Ended July 31, 2016	$77.84	(0.32)	(21.20)	(21.52)	—	—
Year Ended July 31, 2015	$55.20	(0.69)	29.94	29.25	(6.61)	(6.61)
Year Ended July 31, 2014(f)	$44.22	(0.54)	17.05	16.51	(5.53)	(5.53)
Year Ended July 31, 2013(f)	$22.02	(0.38)	22.58	22.20	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$52.18	(0.37)	9.50	9.13	(4.49)	(4.49)
Year Ended July 31, 2017	$46.48	(0.60)	6.30	5.70	—	—
Year Ended July 31, 2016	$64.89	(0.80)	(17.61)	(18.41)	—	—
Year Ended July 31, 2015	$47.31	(1.27)	25.46	24.19	(6.61)	(6.61)
Year Ended July 31, 2014(f)	$38.94	(0.97)	14.87	13.90	(5.53)	(5.53)
Year Ended July 31, 2013(f)	$19.59	(0.68)	20.03	19.35	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$30.75	(13.28	)%(d)	1.57%	1.57%	(0.54)%	$13,932	—
$35.46	(14.66)%		1.63%	1.63%	(1.07)%	$45,370	—
$41.56	(9.28)%		1.54%	1.54%	(1.37)%	$17,069	—
$45.82	(12.60)%		1.62%	1.62%	(1.59)%	$45,711	—
$52.42	(16.69)%		1.72%	1.72%	(1.71)%	$18,555	—
$62.88	(22.35)%		1.75%	1.74%	(1.67)%	$33,157	—

$28.87	(13.69	)%(d)	2.57%	2.57%	(1.54)%	$623	—
$33.46	(15.51)%		2.63%	2.63%	(2.07)%	$2,667	—
$39.62	(10.20)%		2.54%	2.54%	(2.37)%	$11,641	—
$44.10	(13.53)%		2.62%	2.62%	(2.59)%	$7,289	—
$50.98	(17.41)%		2.72%	2.72%	(2.71)%	$7,022	—
$61.77	(23.20)%		2.77%	2.76%	(2.69)%	$10,954	—

$71.03	19.11	%(d)	1.45%	1.45%	(0.26)%	$306,405	5	%(d)
$63.85	13.37%		1.45%	1.45%	(0.28)%	$320,937	14%
$56.32	(27.65)%		1.47%	1.47%	(0.55)%	$397,476	13%
$77.84	55.52%		1.52%	1.52%	(1.01)%	$812,065	11%
$55.20	39.92%		1.57%	1.57%	(1.09)%	$444,366	47%
$44.22	100.81%		1.68%	1.68%	(1.12)%	$342,636	2%

$56.82	18.50	%(d)	2.45%	2.45%	(1.26)%	$11,940	5	%(d)
$52.18	12.26%		2.45%	2.45%	(1.28)%	$12,721	14%
$46.48	(28.37)%		2.47%	2.47%	(1.55)%	$17,643	13%
$64.89	53.98%		2.52%	2.52%	(2.01)%	$45,648	11%
$47.31	38.54%		2.57%	2.57%	(2.09)%	$19,830	47%
$38.94	98.80%		2.68%	2.68%	(2.12)%	$14,093	2%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(f)           As described in Note 10, adjusted for 4:1 share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$112.94	0.05	16.22	16.27	—		—	—
Year Ended July 31, 2017	$99.34	(0.45)	14.05	13.60	—		—	—
Year Ended July 31, 2016	$95.88	(0.28)	3.74	3.46	—		—	—
Year Ended July 31, 2015	$87.77	(0.31)	8.42	8.11	—		—	—
Year Ended July 31, 2014	$76.56	(0.47)	11.68	11.21	—		—	—
Year Ended July 31, 2013	$62.44	(0.41)	14.53	14.12	—		—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$95.41	(0.45)	13.65	13.20	—		—	—
Year Ended July 31, 2017	$84.76	(1.34)	11.99	10.65	—		—	—
Year Ended July 31, 2016	$82.62	(1.08)	3.22	2.14	—		—	—
Year Ended July 31, 2015	$76.39	(1.12)	7.35	6.23	—		—	—
Year Ended July 31, 2014	$67.32	(1.19)	10.26	9.07	—		—	—
Year Ended July 31, 2013	$55.46	(1.00)	12.86	11.86	—		—	—
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$106.08	0.10	9.37	9.47	(0.08)		(1.76)	(1.84)
Year Ended July 31, 2017	$98.42	0.19	7.47	7.66	—		—	—
Year Ended July 31, 2016	$87.62	(0.13)	11.37	11.24	(0.44	)(e)	—	(0.44)
Year Ended July 31, 2015	$72.19	0.54	15.00	15.54	—		(0.11)	(0.11)
Year Ended July 31, 2014	$65.78	(0.13)	6.54	6.41	—		—	—
Year Ended July 31, 2013	$47.39	(0.17)	18.56	18.39	—		—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$97.24	(0.40)	8.57	8.17	—		(1.76)	(1.76)
Year Ended July 31, 2017	$91.12	(0.70)	6.82	6.12	—		—	—
Year Ended July 31, 2016	$81.54	(0.96)	10.54	9.58	—		—	—
Year Ended July 31, 2015	$67.86	(0.23)	14.02	13.79	—		(0.11)	(0.11)
Year Ended July 31, 2014	$62.44	(0.81)	6.23	5.42	—		—	—
Year Ended July 31, 2013	$45.44	(0.71)	17.71	17.00	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$129.21	14.41	%(d)	1.45%	1.45%	0.09%	$83,271	5	%(d)
$112.94	13.68%		1.58%	1.58%	(0.44)%	$80,095	4%
$99.34	3.61%		1.58%	1.58%	(0.31)%	$57,666	368%
$95.88	9.26%		1.59%	1.59%	(0.34)%	$61,512	154%
$87.77	14.63%		1.58%	1.58%	(0.57)%	$104,942	78%
$76.56	22.61%		1.75%	1.75%	(0.61)%	$83,880	25%

$108.61	13.84	%(d)	2.45%	2.45%	(0.91)%	$9,745	5	%(d)
$95.41	12.55%		2.58%	2.58%	(1.44)%	$8,533	4%
$84.76	2.60%		2.58%	2.58%	(1.31)%	$5,380	368%
$82.62	8.16%		2.59%	2.59%	(1.34)%	$7,792	154%
$76.39	13.47%		2.58%	2.58%	(1.57)%	$10,987	78%
$67.32	21.38%		2.75%	2.75%	(1.61)%	$6,429	25%

$113.71	8.97	%(d)	1.94%	1.84%	0.19%	$9,545	112	%(d)
$106.08	7.77%		1.76%	1.76%	0.19%	$28,186	199%
$98.42	12.89%		1.75%	1.75%	(0.14)%	$18,570	236%
$87.62	21.54%		1.81%	1.75%	0.66%	$54,987	304%
$72.19	9.74%		1.97%	1.78%	(0.19)%	$7,692	327%
$65.78	38.81%		2.27%	1.77%	(0.29)%	$9,688	518%

$103.65	8.42	%(d)	2.94%	2.84%	(0.81)%	$1,033	112	%(d)
$97.24	6.72%		2.76%	2.76%	(0.81)%	$1,077	199%
$91.12	11.76%		2.75%	2.75%	(1.14)%	$3,907	236%
$81.54	20.33%		2.81%	2.75%	(0.34)%	$4,341	304%
$67.86	8.70%		2.97%	2.78%	(1.19)%	$1,869	327%
$62.44	37.39%		3.27%	2.77%	(1.29)%	$887	518%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights ::227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$103.20	(0.21)	26.71	26.50	—	(2.26)	(2.26)
Year Ended July 31, 2017	$87.67	(0.30)	15.83	15.53	—	—	—
Year Ended July 31, 2016	$89.56	(0.32)	(1.57)	(1.89)	—	—	—
Year Ended July 31, 2015	$66.74	(0.53)	24.01	23.48	—	(0.66)	(0.66)
Year Ended July 31, 2014	$57.34	(0.52)	11.34	10.82	—	(1.42)	(1.42)
Year Ended July 31, 2013	$37.35	(0.39)	20.38	19.99	—	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$91.41	(0.68)	23.54	22.86	—	(2.26)	(2.26)
Year Ended July 31, 2017	$78.44	(1.14)	14.11	12.97	—	—	—
Year Ended July 31, 2016	$80.93	(1.08)	(1.41)	(2.49)	—	—	—
Year Ended July 31, 2015	$60.97	(1.26)	21.88	20.62	—	(0.66)	(0.66)
Year Ended July 31, 2014	$53.01	(1.10)	10.48	9.38	—	(1.42)	(1.42)
Year Ended July 31, 2013	$34.88	(0.82)	18.95	18.13	—	—	—
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$13.99	0.05	1.15	1.20	(0.14)	—	(0.14)
Year Ended July 31, 2017	$11.99	0.24	2.15	2.39	(0.39)	—	(0.39)
Year Ended July 31, 2016	$14.48	0.37	(1.50)	(1.13)	(1.36)	—	(1.36)
Year Ended July 31, 2015	$16.16	0.33	(1.85)	(1.52)	(0.16)	—	(0.16)
Year Ended July 31, 2014	$13.91	0.62	1.76	2.38	(0.13)	—	(0.13)
Year Ended July 31, 2013	$11.52	0.15	2.24	2.39	—	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$14.72	(0.02)	1.20	1.18	—	—	—
Year Ended July 31, 2017	$12.35	0.10	2.27	2.37	—	—	—
Year Ended July 31, 2016	$14.80	0.25	(1.53)	(1.28)	(1.17)	—	(1.17)
Year Ended July 31, 2015	$16.54	0.17	(1.88)	(1.71)	(0.03)	—	(0.03)
Year Ended July 31, 2014	$14.27	0.46	1.83	2.29	(0.02)	—	(0.02)
Year Ended July 31, 2013	$11.94	0.02	2.31	2.33	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$127.44	25.97	%(d)	1.59%	1.59%	(0.38)%	$69,204	7	%(d)
$103.20	17.70%		1.58%	1.58%	(0.32)%	$32,182	123%
$87.67	(2.10)%		1.56%	1.56%	(0.39)%	$39,850	37%
$89.56	35.37%		1.62%	1.62%	(0.65)%	$99,665	32%
$66.74	19.02%		1.73%	1.73%	(0.82)%	$24,348	57%
$57.34	53.52%		1.88%	1.77%	(0.82)%	$42,473	50%

$112.01	25.33	%(d)	2.59%	2.59%	(1.38)%	$1,523	7	%(d)
$91.41	16.52%		2.58%	2.58%	(1.32)%	$1,077	123%
$78.44	(3.06)%		2.56%	2.56%	(1.39)%	$722	37%
$80.93	34.02%		2.62%	2.62%	(1.65)%	$4,119	32%
$60.97	17.84%		2.73%	2.73%	(1.82)%	$2,284	57%
$53.01	51.98%		2.88%	2.77%	(1.82)%	$3,876	50%

$15.05	8.69	%(d)	1.72%	1.72%	0.73%	$21,661	238	%(d)
$13.99	20.40%		1.82%	1.78%	1.90%	$11,133	1,157%
$11.99	(8.11)%		1.84%	1.78%	3.14%	$3,726	718%
$14.48	(9.50)%		1.80%	1.78%	2.18%	$3,628	394%
$16.16	17.24%		1.79%	1.75%	3.94%	$23,050	485%
$13.91	20.75%		1.84%	1.81%	1.15%	$6,143	719%

$15.90	8.02	%(d)	2.72%	2.72%	(0.27)%	$369	238	%(d)
$14.72	19.19%		2.82%	2.78%	0.90%	$477	1,157%
$12.35	(8.96)%		2.84%	2.78%	2.14%	$262	718%
$14.80	(10.34)%		2.80%	2.78%	1.18%	$1,631	394%
$16.54	16.06%		2.79%	2.75%	2.94%	$3,755	485%
$14.27	19.51%		2.84%	2.81%	0.15%	$3,086	719%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Asset Value, End of Period
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$17.77	(0.06)	0.56	(d)	0.50	$18.27
Year Ended July 31, 2017	$17.76	(0.22)	0.23	(d)	0.01	$17.77
Year Ended July 31, 2016	$17.83	(0.28)	0.21		(0.07)	$17.76
Year Ended July 31, 2015	$21.74	(0.34)	(3.57)		(3.91)	$17.83
Year Ended July 31, 2014	$22.04	(0.39)	0.09		(0.30)	$21.74
Year Ended July 31, 2013	$22.13	(0.38)	0.29		(0.09)	$22.04
Service Class
Six Months Ended January 31, 2018 (unaudited)	$16.78	(0.15)	0.55	(d)	0.40	$17.18
Year Ended July 31, 2017	$16.92	(0.38)	0.24	(d)	(0.14)	$16.78
Year Ended July 31, 2016	$17.16	(0.45)	0.21		(0.24)	$16.92
Year Ended July 31, 2015	$21.14	(0.53)	(3.45)		(3.98)	$17.16
Year Ended July 31, 2014	$21.65	(0.61)	0.10		(0.51)	$21.14
Year Ended July 31, 2013	$21.95	(0.59)	0.29		(0.30)	$21.65
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$19.90	0.02	4.29		4.31	$24.21
Year Ended July 31, 2017	$14.65	(0.01)	5.26		5.25	$19.90
Year Ended July 31, 2016	$15.63	(0.02)	(0.96)		(0.98)	$14.65
Year Ended July 31, 2015	$12.93	(0.07)	2.77		2.70	$15.63
Year Ended July 31, 2014	$11.31	(0.06)	1.68		1.62	$12.93
Year Ended July 31, 2013	$7.16	(0.05)	4.20		4.15	$11.31
Service Class
Six Months Ended January 31, 2018 (unaudited)	$17.27	(0.07)	3.71		3.64	$20.91
Year Ended July 31, 2017	$12.83	(0.16)	4.60		4.44	$17.27
Year Ended July 31, 2016	$13.83	(0.15)	(0.85)		(1.00)	$12.83
Year Ended July 31, 2015	$11.56	(0.20)	2.47		2.27	$13.83
Year Ended July 31, 2014	$10.21	(0.17)	1.52		1.35	$11.56
Year Ended July 31, 2013	$6.53	(0.13)	3.81		3.68	$10.21

		Ratios to Average Net Assets			Supplemental Data
Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

2.81	%(e)	4.42%	1.78%	(0.74)%	$1,868	—
0.06%		3.38%	1.78%	(1.33)%	$1,965	—
(0.39)%		2.43%	1.78%	(1.60)%	$2,480	—
(17.99)%		2.48%	1.78%	(1.75)%	$2,829	—
(1.36)%		2.46%	1.78%	(1.76)%	$3,940	—
(0.41)%		2.06%	1.76%	(1.68)%	$6,460	—

2.38	%(e)	5.42%	2.78%	(1.74)%	$387	—
(0.89)%		4.38%	2.78%	(2.33)%	$487	—
(1.34)%		3.43%	2.78%	(2.60)%	$1,285	—
(18.83)%		3.48%	2.78%	(2.75)%	$1,798	—
(2.36)%		3.46%	2.78%	(2.76)%	$1,684	—
(1.37)%		3.06%	2.76%	(2.68)%	$1,160	—

21.66	%(e)	1.64%	1.64%	0.20%	$25,191	212	%(e)
35.84%		1.68%	1.68%	(0.03)%	$15,981	211%
(6.27)%		1.76%	1.76%	(0.14)%	$8,204	275%
20.88%		1.77%	1.74%	(0.46)%	$58,917	190%
14.32%		1.87%	1.78%	(0.49)%	$8,107	124%
57.96%		1.98%	1.77%	(0.49)%	$20,211	270%

21.08	%(e)	2.64%	2.64%	0.80%	$1,926	212	%(e)
34.61%		2.68%	2.68%	(1.03)%	$1,588	211%
(7.23)%		2.76%	2.76%	(1.14)%	$838	275%
19.64%		2.77%	2.74%	(1.46)%	$5,606	190%
13.22%		2.87%	2.78%	(1.49)%	$1,486	124%
56.36%		2.98%	2.77%	(1.49)%	$2,836	270%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         The amount show for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)          Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights ::229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$56.25	(0.05)	8.90	8.85	(5.81)	(5.81)
Year Ended July 31, 2017	$51.01	(0.14)	5.38	5.24	—	—
Year Ended July 31, 2016	$54.33	(0.12)	(3.20)	(3.32)	—	—
Year Ended July 31, 2015	$38.48	(0.35)	16.80	16.45	(0.60)	(0.60)
Year Ended July 31, 2014	$29.85	(0.22)	8.85	8.63	—	—
Year Ended July 31, 2013	$19.14	(0.11)	10.82	10.71	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$48.57	(0.30)	7.59	7.29	(5.81)	(5.81)
Year Ended July 31, 2017	$44.49	(0.57)	4.65	4.08	—	—
Year Ended July 31, 2016	$47.86	(0.54)	(2.83)	(3.37)	—	—
Year Ended July 31, 2015	$34.30	(0.78)	14.94	14.16	(0.60)	(0.60)
Year Ended July 31, 2014	$26.87	(0.53)	7.96	7.43	—	—
Year Ended July 31, 2013	$17.40	(0.32)	9.79	9.47	—	—
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$95.83	(0.17)	25.23	25.06	(4.29)	(4.29)
Year Ended July 31, 2017	$75.68	(0.17)	20.32	20.15	—	—
Year Ended July 31, 2016	$68.48	(0.23)	7.83	7.60	(0.40)	(0.40)
Year Ended July 31, 2015	$63.87	(0.45)	6.12	5.67	(1.06)	(1.06)
Year Ended July 31, 2014	$53.13	(0.29)	11.03	10.74	—	—
Year Ended July 31, 2013	$36.17	(0.19)	17.15	16.96	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$85.77	(0.64)	22.49	21.85	(4.29)	(4.29)
Year Ended July 31, 2017	$68.41	(0.94)	18.30	17.36	—	—
Year Ended July 31, 2016	$62.55	(0.84)	7.10	6.26	(0.40)	(0.40)
Year Ended July 31, 2015	$59.01	(1.09)	5.69	4.60	(1.06)	(1.06)
Year Ended July 31, 2014	$49.58	(0.87)	10.30	9.43	—	—
Year Ended July 31, 2013	$34.09	(0.61)	16.10	15.49	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$59.29	16.61	%(d)	1.54%	1.54%		(0.16)%	$20,670	29	%(d)
$56.25	10.25%		1.58%	1.58%		(0.27)%	$60,081	215%
$51.01	(6.09)%		1.53%	1.53%		(0.26)%	$37,647	7%
$54.33	43.08%		1.61%	1.61%		(0.73)%	$150,159	47%
$38.48	28.91%		1.74%	1.74%		(0.66)%	$42,073	156%
$29.85	55.96%		1.86%	1.76%		(0.45)%	$26,329	132%

$50.05	16.01	%(d)	2.54%	2.54%		(1.16)%	$2,327	29	%(d)
$48.57	9.17%		2.58%	2.58%		(1.27)%	$2,507	215%
$44.49	(7.04)%		2.53%	2.53%		(1.26)%	$3,213	7%
$47.86	41.64%		2.61%	2.61%		(1.73)%	$17,517	47%
$34.30	27.65%		2.74%	2.74%		(1.66)%	$3,690	156%
$26.87	54.43%		2.86%	2.76%		(1.45)%	$3,804	132%

$116.60	26.56	%(d)	1.70%	1.70%		(0.33)%	$42,354	125	%(d)
$95.83	26.61%		1.72%	1.72%		(0.21)%	$27,147	294%
$75.68	11.23%		1.79%	1.79	%(e)	(0.33)%	$12,037	270%
$68.48	8.94%		1.80%	1.74%		(0.65)%	$5,699	308%
$63.87	20.21%		1.86%	1.74%		(0.47)%	$9,281	365%
$53.13	46.89%		1.88%	1.77%		(0.43)%	$17,186	245%

$103.33	25.93	%(d)	2.70%	2.70%		(1.33)%	$967	125	%(d)
$85.77	25.36%		2.72%	2.72%		(1.21)%	$889	294%
$68.41	10.14%		2.79%	2.79	%(e)	(1.33)%	$601	270%
$62.55	7.86%		2.80%	2.74%		(1.65)%	$1,809	308%
$59.01	19.02%		2.86%	2.74%		(1.47)%	$1,763	365%
$49.58	45.44%		2.88%	2.77%		(1.43)%	$1,164	245%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$64.99	(0.36)	22.24	21.88	—	(6.45)	(6.45)
Year Ended July 31, 2017	$46.16	(0.62)	19.54	18.92	—	(0.09)	(0.09)
Year Ended July 31, 2016	$46.02	(0.54)	3.66	3.12	—	(2.98)	(2.98)
Year Ended July 31, 2015	$34.92	(0.50)	11.91	11.41	—	(0.31)	(0.31)
Year Ended July 31, 2014	$29.25	(0.50)	8.38	7.88	—	(2.21)	(2.21)
Year Ended July 31, 2013(e)	$19.65	(0.37)	11.87	11.50	—	(1.90)	(1.90)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$52.50	(0.65)	17.80	17.15	—	(6.45)	(6.45)
Year Ended July 31, 2017	$37.68	(1.06)	15.97	14.91	—	(0.09)	(0.09)
Year Ended July 31, 2016	$38.48	(0.90)	3.08	2.18	—	(2.98)	(2.98)
Year Ended July 31, 2015	$29.53	(0.82)	10.08	9.26	—	(0.31)	(0.31)
Year Ended July 31, 2014	$25.25	(0.80)	7.29	6.49	—	(2.21)	(2.21)
Year Ended July 31, 2013(e)	$17.36	(0.57)	10.36	9.79	—	(1.90)	(1.90)
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$77.09	(0.04)	12.62	12.58	—	(1.15)	(1.15)
Year Ended July 31, 2017	$68.05	— (f)	9.97	9.97	—	(0.93)	(0.93)
Year Ended July 31, 2016	$65.97	(0.02)	2.14	2.12	—	(0.04)	(0.04)
Year Ended July 31, 2015	$59.32	(0.01)	7.81	7.80	—	(1.15)	(1.15)
Year Ended July 31, 2014	$52.80	(0.06)	8.86	8.80	—	(2.28)	(2.28)
Year Ended July 31, 2013	$44.90	0.12	7.99	8.11	(0.21)	—	(0.21)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$66.34	(0.39)	10.82	10.43	—	(1.15)	(1.15)
Year Ended July 31, 2017	$59.27	(0.62)	8.62	8.00	—	(0.93)	(0.93)
Year Ended July 31, 2016	$58.05	(0.57)	1.83	1.26	—	(0.04)	(0.04)
Year Ended July 31, 2015	$52.82	(0.57)	6.95	6.38	—	(1.15)	(1.15)
Year Ended July 31, 2014	$47.71	(0.57)	7.96	7.39	—	(2.28)	(2.28)
Year Ended July 31, 2013	$40.81	(0.32)	7.22	6.90	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$80.42	35.12	%(d)	1.43%	1.43%	(1.04)%	$161,697	51	%(d)
$64.99	41.01%		1.46%	1.46%	(1.17)%	$139,470	27%
$46.16	7.12%		1.50%	1.50%	(1.32)%	$77,895	65%
$46.02	32.96%		1.57%	1.57%	(1.31)%	$76,318	68%
$34.92	27.25%		1.59%	1.59%	(1.44)%	$61,002	133%
$29.25	62.55%		1.75%	1.75%	(1.55)%	$39,751	77%

$63.20	34.45	%(d)	2.43%	2.43%	(2.04)%	$9,329	51	%(d)
$52.50	39.59%		2.46%	2.46%	(2.17)%	$8,697	27%
$37.68	6.02%		2.50%	2.50%	(2.32)%	$3,752	65%
$38.48	31.69%		2.56%	2.56%	(2.30)%	$8,932	68%
$29.53	26.01%		2.59%	2.59%	(2.44)%	$4,581	133%
$25.25	60.84%		2.75%	2.75%	(2.55)%	$1,806	77%

$88.52	16.41	%(d)	1.63%	1.63%	(0.11)%	$27,528	184	%(d)
$77.09	14.82%		1.68%	1.68%	— (g)	$32,726	592%
$68.05	3.23%		1.78%	1.78%	(0.03)%	$23,301	460%
$65.97	13.31%		1.92%	1.78%	(0.01)%	$15,741	550%
$59.32	17.06%		1.99%	1.91%	(0.11)%	$13,666	749%
$52.80	18.14%		1.81%	1.81%	0.26%	$16,811	596%

$75.62	15.82	%(d)	2.63%	2.63%	(1.11)%	$3,429	184	%(d)
$66.34	13.68%		2.68%	2.68%	(1.00)%	$3,945	592%
$59.27	2.19%		2.78%	2.78%	(1.03)%	$1,165	460%
$58.05	12.22%		2.92%	2.78%	(1.01)%	$8,346	550%
$52.82	15.91%		2.99%	2.91%	(1.11)%	$3,537	749%
$47.71	16.91%		2.81%	2.81%	(0.74)%	$3,677	596%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, share amount adjusted for 6:1 share split that occurred on November 19, 2012.

(f)           Amount is less than $0.005.

(g)          Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights ::231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$61.42	0.19	7.18	7.37	(0.42)	(0.22)		(0.64)
Year Ended July 31, 2017	$54.89	0.43	6.23	6.66	(0.13)	—		(0.13)
Year Ended July 31, 2016	$53.40	0.49	1.64	2.13	(0.38)	(0.26)		(0.64)
Year Ended July 31, 2015	$52.78	0.40	2.05	2.45	(0.32)	(1.51)		(1.83)
Year Ended July 31, 2014	$49.97	0.29	5.53	5.82	(0.82)	(2.19)		(3.01)
Year Ended July 31, 2013	$39.48	0.38	10.56	10.94	(0.33)	(0.12)		(0.45)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$55.88	(0.10)	6.50	6.40	—	(0.22)		(0.22)
Year Ended July 31, 2017	$50.33	(0.10)	5.65	5.55	—	—		—
Year Ended July 31, 2016	$49.33	0.02	1.44	1.46	(0.20)	(0.26)		(0.46)
Year Ended July 31, 2015	$49.07	(0.11)	1.88	1.77	—	(1.51)		(1.51)
Year Ended July 31, 2014	$46.63	(0.19)	5.11	4.92	(0.29)	(2.19)		(2.48)
Year Ended July 31, 2013	$36.91	(0.03)	9.87	9.84	—	(0.12)		(0.12)
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$87.31	(0.10)	9.34	9.24	—	(6.66)		(6.66)
Year Ended July 31, 2017	$77.58	(0.42)	10.15	9.73	—	—		—
Year Ended July 31, 2016	$74.89	(0.33)	3.05	2.72	—	(0.03	)(e)	(0.03)
Year Ended July 31, 2015	$69.08	(0.39)	6.86	6.47	—	(0.66)		(0.66)
Year Ended July 31, 2014	$63.20	(0.41)	7.39	6.98	—	(1.10)		(1.10)
Year Ended July 31, 2013	$48.49	(0.48)	15.19	14.71	—	—		—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$75.06	(0.48)	7.99	7.51	—	(6.66)		(6.66)
Year Ended July 31, 2017	$67.36	(1.13)	8.83	7.70	—	—		—
Year Ended July 31, 2016	$65.71	(0.95)	2.63	1.68	—	(0.03	)(e)	(0.03)
Year Ended July 31, 2015	$61.30	(1.04)	6.11	5.07	—	(0.66)		(0.66)
Year Ended July 31, 2014	$56.75	(1.02)	6.67	5.65	—	(1.10)		(1.10)
Year Ended July 31, 2013	$43.97	(0.98)	13.76	12.78	—	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$68.15	12.03	%(d)	1.78%	1.78%	0.60%	$8,785	447	%(d)
$61.42	12.12%		1.85%	1.78%	0.75%	$6,916	498%
$54.89	4.11%		1.86%	1.78%	0.97%	$11,599	813%
$53.40	4.73%		1.96%	1.84%	0.74%	$9,509	600%
$52.78	12.08%		1.89%	1.87%	0.58%	$28,627	593%
$49.97	27.98%		1.76%	1.75%	0.87%	$23,658	428%

$62.06	11.47	%(d)	2.78%	2.78%	(0.40)%	$1,844	447	%(d)
$55.88	11.01%		2.85%	2.78%	(0.25)%	$2,159	498%
$50.33	3.06%		2.86%	2.78%	(0.03)%	$2,182	813%
$49.33	3.67%		2.96%	2.84%	(0.26)%	$750	600%
$49.07	10.94%		2.89%	2.87%	(0.42)%	$4,104	593%
$46.63	26.73%		2.76%	2.75%	(0.13)%	$4,522	428%

$89.89	10.79	%(d)	1.58%	1.58%	(0.22)%	$62,834	4	%(d)
$87.31	12.54%		1.57%	1.57%	(0.51)%	$47,686	603%
$77.58	3.64%		1.51%	1.51%	(0.47)%	$56,035	1,455%
$74.89	9.47%		1.46%	1.46%	(0.53)%	$26,624	158%
$69.08	11.12%		1.43%	1.43%	(0.61)%	$25,191	211%
$63.20	30.34%		1.75%	1.75%	(0.88)%	$26,811	393%

$75.91	10.23	%(d)	2.58%	2.58%	(1.22)%	$1,037	4	%(d)
$75.06	11.41%		2.57%	2.57%	(1.51)%	$952	603%
$67.36	2.57%		2.51%	2.51%	(1.47)%	$981	1,455%
$65.71	8.40%		2.46%	2.46%	(1.53)%	$5,174	158%
$61.30	10.03%		2.43%	2.43%	(1.61)%	$4,877	211%
$56.75	29.07%		2.75%	2.75%	(1.88)%	$985	393%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be return of capital.

See accompanying notes to the financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$82.27	(0.26)	11.22	10.96	—	—	—
Year Ended July 31, 2017	$73.58	(0.44)	9.13	8.69	—	—	—
Year Ended July 31, 2016	$72.42	(0.38)	1.54	1.16	—	—	—
Year Ended July 31, 2015	$63.43	(0.33)	9.32	8.99	—	—	—
Year Ended July 31, 2014	$58.12	(0.49)	5.80	5.31	—	—	—
Year Ended July 31, 2013	$45.31	(0.24)	13.05	12.81	—	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$69.82	(0.62)	9.52	8.90	—	—	—
Year Ended July 31, 2017	$63.07	(1.09)	7.84	6.75	—	—	—
Year Ended July 31, 2016	$62.72	(0.96)	1.31	0.35	—	—	—
Year Ended July 31, 2015	$55.50	(0.94)	8.16	7.22	—	—	—
Year Ended July 31, 2014	$51.38	(1.04)	5.16	4.12	—	—	—
Year Ended July 31, 2013	$40.44	(0.70)	11.64	10.94	—	—	—
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$78.19	(0.01)	6.31	6.30	—	(8.25)	(8.25)
Year Ended July 31, 2017	$69.63	(0.01)	8.99	8.98	(0.18)	(0.24)	(0.42)
Year Ended July 31, 2016	$65.60	0.26	3.77	4.03	—	—	—
Year Ended July 31, 2015	$66.49	(0.04)	2.38	2.34	—	(3.23)	(3.23)
Year Ended July 31, 2014	$59.19	(0.07)	7.37	7.30	—	—	—
Year Ended July 31, 2013	$44.62	0.21	14.41	14.62	(0.05)	—	(0.05)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$66.90	(0.34)	5.37	5.03	—	(8.25)	(8.25)
Year Ended July 31, 2017	$60.06	(0.64)	7.72	7.08	—	(0.24)	(0.24)
Year Ended July 31, 2016	$57.22	(0.29)	3.13	2.84	—	—	—
Year Ended July 31, 2015	$58.98	(0.64)	2.11	1.47	—	(3.23)	(3.23)
Year Ended July 31, 2014	$53.00	(0.64)	6.62	5.98	—	—	—
Year Ended July 31, 2013	$40.32	(0.25)	12.93	12.68	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$93.23	13.32	%(d)	1.97%	1.78%	(0.60)%	$12,747	257	%(d)
$82.27	11.81%		1.80%	1.78%	(0.59)%	$9,086	242%
$73.58	1.60%		1.81%	1.78%	(0.58)%	$22,383	666%
$72.42	14.17%		1.85%	1.74%	(0.50)%	$11,267	712%
$63.43	9.14%		1.97%	1.78%	(0.82)%	$6,271	924%
$58.12	28.27%		1.89%	1.76%	(0.48)%	$11,152	642%

$78.72	12.75	%(d)	2.97%	2.78%	(1.60)%	$955	257	%(d)
$69.82	10.68%		2.80%	2.78%	(1.59)%	$1,305	242%
$63.07	0.57%		2.81%	2.78%	(1.58)%	$1,875	666%
$62.72	13.01%		2.85%	2.74%	(1.50)%	$8,069	712%
$55.50	8.02%		2.97%	2.78%	(1.82)%	$3,510	924%
$51.38	27.05%		2.89%	2.76%	(1.48)%	$4,431	642%

$76.24	8.24	%(d)	1.90%	1.78%	(0.02)%	$7,210	117	%(d)
$78.19	12.90%		1.85%	1.78%	(0.01)%	$7,609	281%
$69.63	6.14%		1.84%	1.78%	0.41%	$33,251	913%
$65.60	3.65%		2.29%	1.78%	(0.06)%	$5,837	681%
$66.49	12.33%		1.95%	1.78%	(0.11)%	$17,743	689%
$59.19	32.80%		1.99%	1.77%	0.41%	$21,421	676%

$63.68	7.68	%(d)	2.90%	2.78%	(1.02)%	$603	117	%(d)
$66.90	11.78%		2.85%	2.78%	(1.01)%	$626	281%
$60.06	4.98%		2.84%	2.78%	(0.59)%	$1,458	913%
$57.22	2.60%		3.29%	2.78%	(1.06)%	$725	681%
$58.98	11.28%		2.95%	2.78%	(1.11)%	$4,816	689%
$53.00	31.45%		2.99%	2.77%	(0.59)%	$4,589	676%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights ::233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Mobile Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$72.31	(0.46)	(4.79)	(5.25)	—	—	—
Year Ended July 31, 2017	$61.09	(1.02)	12.24	11.22	—	—	—
Year Ended July 31, 2016	$55.37	(0.78)	6.50	5.72	—	—	—
Year Ended July 31, 2015	$54.60	(0.82)	1.59	0.77	—	—	—
Year Ended July 31, 2014	$43.30	(0.84)	12.14	11.30	—	—	—
Year Ended July 31, 2013	$29.25	(0.63)	14.68	14.05	—	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$60.80	(0.76)	(3.95)	(4.71)	—	—	—
Year Ended July 31, 2017	$51.86	(1.62)	10.56	8.94	—	—	—
Year Ended July 31, 2016	$47.47	(1.20)	5.59	4.39	—	—	—
Year Ended July 31, 2015	$47.30	(1.27)	1.44	0.17	—	—	—
Year Ended July 31, 2014	$37.89	(1.29)	5.47	4.18	—	—	5.23	(e)
Year Ended July 31, 2013	$25.87	(0.96)	12.98	12.02	—	—	—
NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$58.96	(0.14)	10.54	10.40	(0.47)	(0.47)	—
Year Ended July 31, 2017	$47.81	(0.33)	11.48	11.15	—	—	—
Year Ended July 31, 2016(f)	$46.73	(0.37)	1.45	1.08	—	—	—
Year Ended July 31, 2015(f)	$40.45	(0.38)	7.11	6.73	(0.45)	(0.45)	—
Year Ended July 31, 2014(f)	$33.19	(0.29)	8.47	8.18	(0.92)	(0.92)	—
Year Ended July 31, 2013(f)	$29.01	(0.30)	4.90	4.60	(0.42)	(0.42)	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$49.27	(0.40)	8.79	8.39	(0.47)	(0.47)	—
Year Ended July 31, 2017	$40.36	(0.78)	9.69	8.91	—	—	—
Year Ended July 31, 2016(f)	$39.85	(0.75)	1.26	0.51	—	—	—
Year Ended July 31, 2015(f)	$34.91	(0.76)	6.15	5.39	(0.45)	(0.45)	—
Year Ended July 31, 2014(f)	$29.05	(0.62)	7.40	6.78	(0.92)	(0.92)	—
Year Ended July 31, 2013(f)	$25.70	(0.57)	4.34	3.77	(0.42)	(0.42)	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$67.06	(7.26	)%(d)	2.22%	1.78%	(1.31)%	$3,980	382	%(d)
$72.31	18.37%		1.82%	1.78%	(1.46)%	$7,108	562%
$61.09	10.35%		2.10%	1.78%	(1.59)%	$5,209	962%
$55.37	1.39%		2.01%	1.78%	(1.65)%	$4,747	420%
$54.60	26.10%		1.99%	1.78%	(1.67)%	$6,055	298%
$43.30	48.03%		1.88%	1.76%	(1.67)%	$8,730	149%

$56.09	(7.73	)%(d)	3.22%	2.78%	(2.31)%	$114	382	%(d)
$60.80	17.22%		2.82%	2.78%	(2.46)%	$313	562%
$51.86	9.27%		3.10%	2.78%	(2.59)%	$1,236	962%
$47.47	0.36%		3.01%	2.78%	(2.65)%	$183	420%
$47.30	24.84	%(e)	2.99%	2.78%	(2.67)%	$277	298%
$37.89	46.46%		2.88%	2.76%	(2.67)%	$423	149%

$68.89	17.71	%(d)	1.48%	1.48%	(0.44)%	$88,749	2	%(d)
$58.96	23.32%		1.49%	1.49%	(0.64)%	$99,069	4%
$47.81	2.30%		1.54%	1.54%	(0.84)%	$53,723	362%
$46.73	16.75%		1.60%	1.60%	(0.89)%	$53,777	100%
$40.45	24.98%		1.65%	1.65%	(0.82)%	$49,249	147%
$33.19	16.13%		1.78%	1.78%	(1.01)%	$31,567	331%

$57.19	17.13	%(d)	2.48%	2.48%	(1.44)%	$6,896	2	%(d)
$49.27	22.05%		2.49%	2.49%	(1.64)%	$5,022	4%
$40.36	1.27%		2.54%	2.54%	(1.84)%	$2,863	362%
$39.85	15.57%		2.60%	2.60%	(1.89)%	$25,334	100%
$34.91	23.72%		2.65%	2.65%	(1.82)%	$8,007	147%
$29.05	14.94%		2.77%	2.77%	(2.00)%	$5,496	331%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amount includes a voluntary capital contribution from the Advisor. The contribution represented $5.23 to the net asset value and 10.77% to the total return. Without this contribution, the net asset value and total return would have been lower.

(f)           As described in Note 10, adjusted for 3:1 share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$33.39	0.09	6.83	6.92	(0.32)	(0.32)
Year Ended July 31, 2017	$35.19	0.28	(1.85)	(1.57)	(0.23)	(0.23)
Year Ended July 31, 2016	$37.47	0.23	(2.34)	(2.11)	(0.17)	(0.17)
Year Ended July 31, 2015	$62.53	0.18	(25.24)	(25.06)	—	—
Year Ended July 31, 2014	$49.37	(0.05)	13.21	13.16	—	—
Year Ended July 31, 2013	$38.85	(0.04)	10.56	10.52	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$28.53	(0.06)	5.81	5.75	—	—
Year Ended July 31, 2017	$30.19	(0.03)	(1.63)	(1.66)	—	—
Year Ended July 31, 2016	$32.29	(0.06)	(2.04)	(2.10)	—	—
Year Ended July 31, 2015	$54.42	(0.23)	(21.90)	(22.13)	—	—
Year Ended July 31, 2014	$43.40	(0.54)	11.56	11.02	—	—
Year Ended July 31, 2013	$34.49	(0.42)	9.33	8.91	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$12.54	0.03	1.10	1.13	(0.29)	(0.29)
Year Ended July 31, 2017	$13.46	0.21	(1.12)	(0.91)	(0.01)	(0.01)
Year Ended July 31, 2016	$17.59	0.05	(4.18)	(4.13)	—	—
Year Ended July 31, 2015	$31.33	0.04	(13.78)	(13.74)	—	—
Year Ended July 31, 2014	$22.60	(0.15)	8.88	8.73	—	—
Year Ended July 31, 2013	$18.58	(0.16)	4.18	4.02	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$11.25	(0.02)	0.98	0.96	(0.13)	(0.13)
Year Ended July 31, 2017	$12.18	0.07	(1.00)	(0.93)	—	—
Year Ended July 31, 2016	$16.09	(0.07)	(3.84)	(3.91)	—	—
Year Ended July 31, 2015	$28.95	(0.18)	(12.68)	(12.86)	—	—
Year Ended July 31, 2014	$21.08	(0.41)	8.28	7.87	—	—
Year Ended July 31, 2013	$17.51	(0.35)	3.92	3.57	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$39.99	20.77	%(d)	1.60%	1.60%	0.52%	$42,556	51	%(d)
$33.39	(4.58)%		1.60%	1.60%	0.79%	$20,228	110%
$35.19	(5.56)%		1.54%	1.54%	0.69%	$59,096	16%
$37.47	(40.08)%		1.61%	1.61%	0.38%	$23,965	50%
$62.53	26.66%		1.64%	1.64%	(0.10)%	$53,788	68%
$49.37	27.08%		1.69%	1.69%	(0.09)%	$34,734	4%

$34.28	20.15	%(d)	2.60%	2.60%	(0.48)%	$1,599	51	%(d)
$28.53	(5.50)%		2.60%	2.60%	(0.21)%	$1,929	110%
$30.19	(6.50)%		2.54%	2.54%	(0.31)%	$3,140	16%
$32.29	(40.67)%		2.61%	2.61%	(0.62)%	$5,075	50%
$54.42	25.39%		2.64%	2.64%	(1.10)%	$4,173	68%
$43.40	25.83%		2.69%	2.69%	(1.09)%	$3,773	4%

$13.38	9.23	%(d)	1.77%	1.77%	0.56%	$12,933	103	%(d)
$12.54	(6.79)%		1.62%	1.62%	1.42%	$13,703	201%
$13.46	(23.48)%		1.79%	1.78%	0.37%	$12,176	229%
$17.59	(43.86)%		1.78%	1.77%	0.17%	$7,219	92%
$31.33	38.63%		1.75%	1.73%	(0.54)%	$40,907	68%
$22.60	21.64%		1.83%	1.82%	(0.78)%	$13,662	169%

$12.08	8.64	%(d)	2.77%	2.77%	(0.44)%	$600	103	%(d)
$11.25	(7.71)%		2.62%	2.62%	0.42%	$503	201%
$12.18	(24.24)%		2.79%	2.78%	(0.63)%	$233	229%
$16.09	(44.42)%		2.78%	2.77%	(0.83)%	$472	92%
$28.95	37.33%		2.75%	2.73%	(1.54)%	$3,731	68%
$21.08	20.39%		2.83%	2.82%	(1.78)%	$576	169%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments		Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$25.66	0.05	0.57	0.62	—		(1.10)		(1.10)
Year Ended July 31, 2017	$26.29	0.03	(0.66)	(0.63)	—		—		—
Year Ended July 31, 2016	$26.03	(0.04)	0.32	0.28	—		(0.02	)(e)	(0.02)
Year Ended July 31, 2015	$20.84	(0.08)	6.46	6.38	—		(1.19)		(1.19)
Year Ended July 31, 2014	$17.03	— (f)	4.13	4.13	—		(0.32)		(0.32)
Year Ended July 31, 2013	$12.30	0.04	4.75	4.79	(0.06)		—		(0.06)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$22.96	(0.06)	0.50	0.44	—		(1.10)		(1.10)
Year Ended July 31, 2017	$23.76	(0.19)	(0.61)	(0.80)	—		—		—
Year Ended July 31, 2016	$23.76	(0.25)	0.27	0.02	—		(0.02	)(e)	(0.02)
Year Ended July 31, 2015	$19.30	(0.30)	5.95	5.65	—		(1.19)		(1.19)
Year Ended July 31, 2014	$15.96	(0.18)	3.84	3.66	—		(0.32)		(0.32)
Year Ended July 31, 2013	$11.58	(0.09)	4.47	4.38	—	(f)	—		— (f)
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$39.29	(0.15)	0.10	(0.05)	—		—		—
Year Ended July 31, 2017	$65.02	(0.36)	(25.37)	(25.73)	—		—		—
Year Ended July 31, 2016(h)	$21.76	(0.35)	43.61	43.26	—		—		—
Year Ended July 31, 2015(h)	$71.85	(0.20)	(49.89)	(50.09)	—		—		—
Year Ended July 31, 2014(h)	$64.40	(0.20)	7.65	7.45	—		—		—
Year Ended July 31, 2013(h)	$124.00	(0.60)	(59.00)	(59.60)	—		—		—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$34.75	(0.33)	0.12	(0.21)	—		—		—
Year Ended July 31, 2017	$58.09	(0.74)	(22.60)	(23.34)	—		—		—
Year Ended July 31, 2016(h)	$19.65	(0.67)	39.11	38.44	—		—		—
Year Ended July 31, 2015(h)	$65.45	(0.65)	(45.15)	(45.80)	—		—		—
Year Ended July 31, 2014(h)	$59.30	(0.80)	6.95	6.15	—		—		—
Year Ended July 31, 2013(h)	$115.25	(1.65)	(54.30)	(55.95)	—		—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$25.18	2.45	%(d)	1.74%	1.74%	0.42%	$7,190	87	%(d)
$25.66	(2.40)%		1.75%	1.75%	0.13%	$9,592	159%
$26.29	1.08%		1.76%	1.76%	(0.17)%	$14,631	79%
$26.03	31.57%		1.73%	1.73%	(0.35)%	$24,071	35%
$20.84	24.61%		1.74%	1.74%	— (g)	$19,602	92%
$17.03	39.19%		1.85%	1.76%	0.29%	$8,891	82%

$22.30	1.95	%(d)	2.74%	2.74%	(0.58)%	$873	87	%(d)
$22.96	(3.37)%		2.75%	2.75%	(0.87)%	$969	159%
$23.76	0.09%		2.76%	2.76%	(1.17)%	$1,468	79%
$23.76	30.26%		2.73%	2.73%	(1.35)%	$2,286	35%
$19.30	23.29%		2.74%	2.74%	(1.00)%	$6,709	92%
$15.96	37.88%		2.85%	2.76%	(0.71)%	$4,830	82%

$39.24	(0.13	)%(d)	1.54%	1.54%	(0.79)%	$22,389	119	%(d)
$39.29	(39.58)%		1.52%	1.52%	(0.84)%	$26,951	309%
$65.02	198.99%		1.55%	1.55%	(1.04)%	$52,251	167%
$21.76	(69.73)%		1.71%	1.71%	(0.48)%	$13,341	117%
$71.85	11.57%		1.75%	1.75%	(0.34)%	$26,134	177%
$64.40	(48.06)%		1.81%	1.81%	(0.59)%	$29,804	104%

$34.54	(0.60	)%(d)	2.54%	2.54%	(1.79)%	$1,190	119	%(d)
$34.75	(40.18)%		2.52%	2.52%	(1.84)%	$1,588	309%
$58.09	195.62%		2.55%	2.55%	(2.04)%	$3,468	167%
$19.65	(69.98)%		2.71%	2.71%	(1.48)%	$670	117%
$65.45	10.37%		2.74%	2.74%	(1.33)%	$1,809	177%
$59.30	(48.55)%		2.80%	2.80%	(1.58)%	$2,773	104%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Subsequent to the issuance of the July 31, 2016 financial statements, $0.01 of the distribution was determined to be a return of capital.

(f)           Amount is less than $0.005.

(g)          Amount is less than 0.005%.

(h)         As described in Note 10, share amounts adjusted for 1:5 reverse share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$43.65	0.28	(1.33)	(1.05)	—	—
Year Ended July 31, 2017	$47.55	0.09	(2.52)	(2.43)	(1.47)	(1.47	)(e)
Year Ended July 31, 2016	$37.58	0.21	9.83	10.04	(0.07)	(0.07)
Year Ended July 31, 2015	$34.24	0.08	3.39	3.47	(0.13)	(0.13)
Year Ended July 31, 2014	$29.59	0.15	4.54	4.69	(0.04)	(0.04)
Year Ended July 31, 2013	$27.82	0.07	1.76	1.83	(0.06)	(0.06)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$41.77	0.07	(1.27)	(1.20)	—	—
Year Ended July 31, 2017	$45.73	(0.32)	(2.44)	(2.76)	(1.20)	(1.20	)(e)
Year Ended July 31, 2016	$36.44	(0.17)	9.46	9.29	—	—
Year Ended July 31, 2015	$33.44	(0.30)	3.30	3.00	—	—
Year Ended July 31, 2014	$29.14	(0.16)	4.46	4.30	—	—
Year Ended July 31, 2013	$27.59	(0.21)	1.76	1.55	—	—
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$41.26	(0.10)	(0.27)	(0.37)	—	—
Year Ended July 31, 2017(f)	$36.13	(0.44)	5.57	5.13	—	—
Year Ended July 31, 2016(f)	$46.76	(0.56)	(10.07)	(10.63)	—	—
Year Ended July 31, 2015(f)	$56.03	(0.72)	(8.55)	(9.27)	—	—
Year Ended July 31, 2014(f)	$65.03	(0.96)	(8.04)	(9.00)	—	—
Year Ended July 31, 2013(f)	$54.48	(0.88)	11.43	10.55	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$37.27	(0.29)	(0.22)	(0.51)	—	—
Year Ended July 31, 2017(f)	$32.96	(0.81)	5.12	4.31	—	—
Year Ended July 31, 2016(f)	$43.10	(0.96)	(9.18)	(10.14)	—	—
Year Ended July 31, 2015(f)	$52.18	(1.20)	(7.88)	(9.08)	—	—
Year Ended July 31, 2014(f)	$61.21	(1.52)	(7.51)	(9.03)	—	—
Year Ended July 31, 2013(f)	$51.85	(1.52)	10.88	9.36	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$42.60	(2.41	)%(d)	1.86%	1.86%	1.28%	$7,222	270	%(d)
$43.65	(4.85)%		1.68%	1.68%	0.21%	$10,717	195%
$47.55	26.77%		1.65%	1.65%	0.55%	$64,740	101%
$37.58	10.15%		1.74%	1.74%	0.20%	$22,679	112%
$34.24	15.90%		1.78%	1.78%	0.50%	$24,795	162%
$29.59	6.60%		1.80%	1.76%	0.25%	$25,906	244%

$40.57	(2.87	)%(d)	2.86%	2.86%	0.28%	$734	270	%(d)
$41.77	(5.79)%		2.68%	2.68%	(0.79)%	$692	195%
$45.73	25.49%		2.65%	2.65%	(0.45)%	$5,669	101%
$36.44	8.97%		2.74%	2.74%	(0.80)%	$3,030	112%
$33.44	14.76%		2.78%	2.78%	(0.50)%	$4,403	162%
$29.14	5.62%		2.80%	2.76%	(0.75)%	$777	244%

$40.89	(0.90	)%(d)	1.55%	1.55%	(0.52)%	$26,989	—
$41.26	14.10%		1.54%	1.54%	(1.06)%	$32,933	—
$36.13	(22.60)%		1.48%	1.48%	(1.30)%	$34,905	—
$46.76	(16.57)%		1.57%	1.57%	(1.54)%	$61,774	—
$56.03	(13.90)%		1.57%	1.57%	(1.55)%	$87,658	—
$65.03	19.38%		1.62%	1.62%	(1.54)%	$125,980	—

$36.76	(1.37	)%(d)	2.55%	2.55%	(1.52)%	$409	—
$37.27	13.08%		2.54%	2.54%	(2.06)%	$518	—
$32.96	(23.56)%		2.48%	2.48%	(2.30)%	$2,172	—
$43.10	(17.33)%		2.57%	2.57%	(2.54)%	$10,014	—
$52.18	(14.77)%		2.57%	2.57%	(2.55)%	$4,538	—
$61.21	18.06%		2.62%	2.62%	(2.54)%	$21,509	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Subsequent to the issuance of the July 31, 2017 financial statements, $0.09 and $0.07 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

(f)           As described in Note 10, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Asset Value, End of Period	Total Return
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$14.91	(0.06)	0.41		0.35	$15.26	2.35	%(d)
Year Ended July 31, 2017	$14.26	(0.18)	0.83		0.65	$14.91	4.48%
Year Ended July 31, 2016	$15.80	(0.23)	(1.31)		(1.54)	$14.26	(9.68)%
Year Ended July 31, 2015	$17.08	(0.27)	(1.01)		(1.28)	$15.80	(7.49)%
Year Ended July 31, 2014	$18.06	(0.29)	(0.69)		(0.98)	$17.08	(5.43)%
Year Ended July 31, 2013	$17.27	(0.29)	1.08		0.79	$18.06	4.57%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$14.20	(0.13)	0.39		0.26	$14.46	1.83	%(d)
Year Ended July 31, 2017	$13.72	(0.33)	0.81		0.48	$14.20	3.50%
Year Ended July 31, 2016	$15.34	(0.37)	(1.25)		(1.62)	$13.72	(10.56)%
Year Ended July 31, 2015	$16.76	(0.43)	(0.99)		(1.42)	$15.34	(8.47)%
Year Ended July 31, 2014	$17.89	(0.47)	(0.66)		(1.13)	$16.76	(6.32)%
Year Ended July 31, 2013	$17.28	(0.46)	1.07		0.61	$17.89	3.53%
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$27.10	(0.11)	(0.93)		(1.04)	$26.06	(3.84	)%(d)
Year Ended July 31, 2017	$28.06	(0.36)	(0.60	)(e)	(0.96)	$27.10	(3.42)%
Year Ended July 31, 2016	$29.06	(0.41)	(0.59)		(1.00)	$28.06	(3.44)%
Year Ended July 31, 2015	$24.94	(0.42)	4.54		4.12	$29.06	16.52%
Year Ended July 31, 2014	$25.58	(0.44)	(0.20)		(0.64)	$24.94	(2.50)%
Year Ended July 31, 2013	$26.49	(0.42)	(0.49)		(0.91)	$25.58	(3.44)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$24.59	(0.24)	(0.81)		(1.05)	$23.54	(4.35	)%(d)
Year Ended July 31, 2017	$25.74	(0.62)	(0.53	)(e)	(1.15)	$24.59	(4.39)%
Year Ended July 31, 2016	$26.93	(0.68)	(0.51)		(1.19)	$25.74	(4.42)%
Year Ended July 31, 2015	$23.34	(0.68)	4.27		3.59	$26.93	15.38%
Year Ended July 31, 2014	$24.18	(0.67)	(0.17)		(0.84)	$23.34	(3.47)%
Year Ended July 31, 2013	$25.30	(0.67)	(0.45)		(1.12)	$24.18	(4.43)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.79%	1.79%	(0.77)%	$5,925	—
1.73%	1.73%	(1.22)%	$8,677	—
1.63%	1.63%	(1.49)%	$7,982	—
1.69%	1.69%	(1.66)%	$22,770	—
1.65%	1.65%	(1.64)%	$24,053	—
1.70%	1.70%	(1.63)%	$33,995	—

2.79%	2.79%	(1.77)%	$941	—
2.73%	2.73%	(2.22)%	$486	—
2.63%	2.63%	(2.49)%	$1,340	—
2.69%	2.69%	(2.66)%	$394	—
2.65%	2.65%	(2.64)%	$785	—
2.71%	2.71%	(2.64)%	$17,514	—

1.79%	1.79%	(0.83)%	$6,584	—
1.67%	1.67%	(1.25)%	$17,956	—
1.65%	1.65%	(1.48)%	$33,566	—
1.57%	1.57%	(1.54)%	$35,640	—
1.80%	1.79%	(1.78)%	$20,768	—
1.72%	1.72%	(1.65)%	$72,751	—

2.79%	2.79%	(1.83)%	$1,071	—
2.67%	2.67%	(2.25)%	$4,399	—
2.65%	2.65%	(2.48)%	$12,531	—
2.57%	2.57%	(2.54)%	$14,610	—
2.80%	2.79%	(2.78)%	$9,755	—
2.73%	2.73%	(2.66)%	$11,485	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         Not annualized for periods less than one year.

(e)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$48.20	0.04	20.29	20.33	(0.06)		(5.76)	(5.82)
Year Ended July 31, 2017	$33.02	— (e)	15.36	15.36	(0.06)		(0.12)	(0.18)
Year Ended July 31, 2016	$25.08	(0.03)	8.16	8.13	—		(0.19)	(0.19)
Year Ended July 31, 2015	$24.93	(0.01)	0.16	0.15	—		—	—
Year Ended July 31, 2014	$16.26	(0.16)	8.86	8.70	(0.03	)(g)	—	(0.03)
Year Ended July 31, 2013	$13.65	(0.05)	2.69	2.64	(0.03	)(h)	—	(0.03)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$41.34	(0.21)	17.31	17.10	—		(5.76)	(5.76)
Year Ended July 31, 2017	$28.58	(0.35)	13.23	12.88	—		(0.12)	(0.12)
Year Ended July 31, 2016	$21.95	(0.27)	7.09	6.82	—		(0.19)	(0.19)
Year Ended July 31, 2015	$22.04	(0.26)	0.17	(0.09)	—		—	—
Year Ended July 31, 2014	$14.50	(0.34)	7.88	7.54	—		—	—
Year Ended July 31, 2013	$12.26	(0.18)	2.42	2.24	—		—	—
Short NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$11.77	(0.04)	(1.84)	(1.88)	—		—	—
Year Ended July 31, 2017	$15.01	(0.19)	(3.05)	(3.24)	—		—	—
Year Ended July 31, 2016	$16.68	(0.27)	(1.40)	(1.67)	—		—	—
Year Ended July 31, 2015	$20.87	(0.32)	(3.87)	(4.19)	—		—	—
Year Ended July 31, 2014(i)	$27.80	(0.41)	(6.52)	(6.93)	—		—	—
Year Ended July 31, 2013(i)	$34.70	(0.55)	(6.35)	(6.90)	—		—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$10.82	(0.09)	(1.68)	(1.77)	—		—	—
Year Ended July 31, 2017	$13.93	(0.32)	(2.79)	(3.11)	—		—	—
Year Ended July 31, 2016	$15.61	(0.43)	(1.25)	(1.68)	—		—	—
Year Ended July 31, 2015	$19.69	(0.50)	(3.58)	(4.08)	—		—	—
Year Ended July 31, 2014(i)	$26.50	(0.64)	(6.17)	(6.81)	—		—	—
Year Ended July 31, 2013(i)	$33.45	(0.85)	(6.10)	(6.95)	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$62.71	42.98	%(d)	1.45%	1.45%	0.13%	$296,386	16	%(d)
$48.20	46.57%		1.46%	1.46%	— (f)	$176,966	27%
$33.02	32.59%		1.77%	1.77%	(0.13)%	$18,500	253%
$25.08	0.60%		1.71%	1.71%	(0.05)%	$14,804	40%
$24.93	53.55%		1.76%	1.73%	(0.70)%	$76,034	193%
$16.26	19.44%		2.39%	1.76%	(0.33)%	$2,627	584%

$52.68	42.26	%(d)	2.45%	2.45%	(0.87)%	$6,401	16	%(d)
$41.34	45.10%		2.46%	2.46%	(1.00)%	$4,151	27%
$28.58	31.26%		2.77%	2.77%	(1.13)%	$517	253%
$21.95	(0.41)%		2.71%	2.71%	(1.05)%	$843	40%
$22.04	52.00%		2.76%	2.73%	(1.70)%	$2,951	193%
$14.50	18.27%		3.39%	2.76%	(1.33)%	$170	584%

$9.89	(15.90	)%(d)	2.51%	1.78%	(0.74)%	$2,328	—
$11.77	(21.65)%		2.24%	1.77%	(1.37)%	$2,444	—
$15.01	(10.01)%		1.86%	1.78%	(1.64)%	$9,912	—
$16.68	(20.08)%		2.26%	1.78%	(1.75)%	$47,555	—
$20.87	(24.93)%		2.05%	1.78%	(1.76)%	$12,146	—
$27.80	(19.88)%		1.95%	1.77%	(1.69)%	$3,664	—

$9.05	(16.28	)%(d)	3.51%	2.78%	(1.74)%	$12	—
$10.82	(22.40)%		3.24%	2.77%	(2.37)%	$141	—
$13.93	(10.76)%		2.86%	2.78%	(2.64)%	$164	—
$15.61	(20.72)%		3.26%	2.78%	(2.75)%	$2,348	—
$19.69	(25.70)%		3.05%	2.78%	(2.76)%	$865	—
$26.50	(20.78)%		2.94%	2.76%	(2.68)%	$297	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Amount is less than $0.005.

(f)           Amount is less than 0.005%.

(g)          Subsequent to the issuance of the July 31, 2014 financial statements, $0.03 of the distribution was determined to be a return of capital.

(h)         Subsequent to the issuance of the July 31, 2013 financial statements, $0.01 of the distribution was determined to be a return of capital.

(i)             As described in Note 10, shares adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$48.45	(0.17)	(6.31)	(6.48)	$41.97	(13.37	)%(d)
Year Ended July 31, 2017(e)	$50.10	(0.61)	(1.04)	(1.65)	$48.45	(3.25)%
Year Ended July 31, 2016(e)	$55.12	(0.96)	(4.06)	(5.02)	$50.10	(9.14)%
Year Ended July 31, 2015(e)	$42.89	(0.80)	13.03	12.23	$55.12	28.54%
Year Ended July 31, 2014(e)	$52.55	(0.80)	(8.86)	(9.66)	$42.89	(18.42)%
Year Ended July 31, 2013(e)	$65.88	(0.96)	(12.37)	(13.33)	$52.55	(20.17)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$46.66	(0.41)	(6.06)	(6.47)	$40.19	(13.84	)%(d)
Year Ended July 31, 2017(e)	$48.73	(1.06)	(1.01)	(2.07)	$46.66	(4.21)%
Year Ended July 31, 2016(e)	$54.22	(1.52)	(3.97)	(5.49)	$48.73	(10.18)%
Year Ended July 31, 2015(e)	$42.67	(1.36)	12.91	11.55	$54.22	27.20%
Year Ended July 31, 2014(e)	$52.82	(1.36)	(8.79)	(10.15)	$42.67	(19.24)%
Year Ended July 31, 2013(e)	$66.56	(1.52)	(12.22)	(13.74)	$52.82	(20.67)%
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$40.33	(0.15)	(1.20)	(1.35)	$38.98	(3.35	)%(d)
Year Ended July 31, 2017(e)	$35.17	(0.57)	5.73	5.16	$40.33	14.57%
Year Ended July 31, 2016(e)	$105.09	(1.12)	(68.80)	(69.92)	$35.17	(66.51)%
Year Ended July 31, 2015(e)	$59.25	(1.36)	47.20	45.84	$105.09	77.33%
Year Ended July 31, 2014(e)	$73.62	(1.20)	(13.17)	(14.37)	$59.25	(19.46)%
Year Ended July 31, 2013(e)	$57.07	(1.04)	17.59	16.55	$73.62	29.03%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$40.48	(0.35)	(1.20)	(1.55)	$38.93	(3.83	)%(d)
Year Ended July 31, 2017(e)	$35.70	(0.97)	5.75	4.78	$40.48	13.45%
Year Ended July 31, 2016(e)	$107.82	(2.00)	(70.12)	(72.12)	$35.70	(66.91)%
Year Ended July 31, 2015(e)	$61.45	(2.16)	48.53	46.37	$107.82	75.52%
Year Ended July 31, 2014(e)	$76.99	(1.92)	(13.62)	(15.54)	$61.45	(20.17)%
Year Ended July 31, 2013(e)	$60.26	(1.76)	18.49	16.73	$76.99	27.76%

Ratios to Average Net Assets				Supplemental Data
Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

2.69%	1.78%		(0.73)%	$3,420	—
2.76%	1.77%		(1.30)%	$2,491	—
2.26%	1.80	%(f)	(1.64)%	$2,922	—
2.50%	1.74%		(1.71)%	$2,725	—
2.60%	1.78%		(1.76)%	$3,494	—
2.65%	1.76%		(1.68)%	$998	—

3.69%	2.78%		(1.73)%	$23	—
3.76%	2.77%		(2.30)%	$139	—
3.26%	2.80	%(f)	(2.64)%	$283	—
3.50%	2.74%		(2.71)%	$114	—
3.60%	2.78%		(2.76)%	$38	—
3.63%	2.74%		(2.66)%	$570	—

2.03%	1.78%		(0.75)%	$8,101	—
2.00%	1.85%		(1.39)%	$3,432	—
1.98%	1.86%		(1.70)%	$11,839	—
1.75%	1.75%		(1.72)%	$11,647	—
1.87%	1.78%		(1.76)%	$2,744	—
2.09%	1.77%		(1.70)%	$12,184	—

3.03%	2.78%		(1.75)%	$39	—
3.00%	2.85%		(2.39)%	$336	—
2.98%	2.86%		(2.70)%	$7,692	—
2.75%	2.75%		(2.72)%	$12,483	—
2.87%	2.78%		(2.76)%	$5,531	—
3.09%	2.77%		(2.70)%	$394	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.

(f)           The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Asset Value, End of Period	Total Return
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$15.43	(0.06)	0.06	(d)	— (e)	$15.43	—	(f)(g)
Year Ended July 31, 2017	$15.67	(0.23)	(0.01	)(d)	(0.24)	$15.43	(1.53)%
Year Ended July 31, 2016	$19.65	(0.31)	(3.67)		(3.98)	$15.67	(20.25)%
Year Ended July 31, 2015	$22.19	(0.35)	(2.19)		(2.54)	$19.65	(11.45)%
Year Ended July 31, 2014(h)	$25.85	(0.45)	(3.21)		(3.66)	$22.19	(14.16)%
Year Ended July 31, 2013(h)	$28.60	(0.45)	(2.30)		(2.75)	$25.85	(9.62)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$14.08	(0.13)	0.05	(d)	(0.08)	$14.00	(0.50	)%(f)
Year Ended July 31, 2017	$14.45	(0.39)	0.02		(0.37)	$14.08	(2.56)%
Year Ended July 31, 2016	$18.28	(0.48)	(3.35)		(3.83)	$14.45	(21.00)%
Year Ended July 31, 2015	$20.84	(0.54)	(2.02)		(2.56)	$18.28	(12.19)%
Year Ended July 31, 2014(h)	$24.50	(0.69)	(2.97)		(3.66)	$20.84	(14.98)%
Year Ended July 31, 2013(h)	$27.40	(0.70)	(2.20)		(2.90)	$24.50	(10.58)%
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$15.29	(0.07)	(1.54)		(1.61)	$13.68	(10.53	)%(f)
Year Ended July 31, 2017	$18.74	(0.25)	(3.20)		(3.45)	$15.29	(18.41)%
Year Ended July 31, 2016	$19.90	(0.33)	(0.83)		(1.16)	$18.74	(5.83)%
Year Ended July 31, 2015	$23.37	(0.37)	(3.10)		(3.47)	$19.90	(14.85)%
Year Ended July 31, 2014(h)	$26.65	(0.42)	(2.86)		(3.28)	$23.37	(12.31)%
Year Ended July 31, 2013(h)	$37.80	(0.55)	(10.60)		(11.15)	$26.65	(29.50)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$15.01	(0.14)	(1.51)		(1.65)	$13.36	(10.99	)%(f)
Year Ended July 31, 2017	$18.58	(0.42)	(3.15)		(3.57)	$15.01	(19.21)%
Year Ended July 31, 2016	$19.94	(0.55)	(0.81)		(1.36)	$18.58	(6.82)%
Year Ended July 31, 2015	$23.63	(0.58)	(3.11)		(3.69)	$19.94	(15.62)%
Year Ended July 31, 2014(h)	$27.20	(0.67)	(2.90)		(3.57)	$23.63	(12.97)%
Year Ended July 31, 2013(h)	$38.95	(0.90)	(10.85)		(11.75)	$27.20	(30.30)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

4.87%	1.78%	(0.74)%	$1,557	—
3.33%	1.78%	(1.39)%	$772	—
2.91%	1.78%	(1.64)%	$1,268	—
2.68%	1.78%	(1.75)%	$3,646	—
2.28%	1.78%	(1.76)%	$870	—
2.52%	1.76%	(1.70)%	$4,753	—

5.87%	2.78%	(1.74)%	$7	—
4.33%	2.78%	(2.39)%	$10	—
3.91%	2.78%	(2.64)%	$8	—
3.68%	2.78%	(2.75)%	$8	—
3.28%	2.78%	(2.76)%	$18	—
3.52%	2.76%	(2.70)%	$164	—

2.56%	1.91%	(0.89)%	$1,435	—
2.09%	1.85%	(1.44)%	$1,526	—
1.74%	1.74%	(1.58)%	$7,178	—
1.86%	1.78%	(1.75)%	$5,756	—
2.10%	1.78%	(1.76)%	$14,261	—
2.61%	1.76%	(1.68)%	$9,669	—

3.56%	2.91%	(1.89)%	$777	—
3.09%	2.85%	(2.44)%	$373	—
2.74%	2.74%	(2.58)%	$4,150	—
2.86%	2.78%	(2.75)%	$5,124	—
3.10%	2.78%	(2.76)%	$1,501	—
3.61%	2.76%	(2.68)%	$3,014	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)          Amount is less than $0.005.

(f)           Not annualized for periods less than one year.

(g)          Amount is less than 0.005%.

(h)         As described in Note 10, share amounts adjusted for 1:5 share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$78.18	(0.17)	7.98		7.81	—	—
Year Ended July 31, 2017	$67.60	(0.66)	11.24		10.58	—	—
Year Ended July 31, 2016	$68.32	(0.72)	—	(e)	(0.72)	—	—
Year Ended July 31, 2015	$62.44	(0.92)	6.80		5.88	—	—
Year Ended July 31, 2014	$58.41	(0.61)	4.64		4.03	—	—
Year Ended July 31, 2013	$43.95	(0.49)	14.95		14.46	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$66.62	(0.52)	6.85		6.33	—	—
Year Ended July 31, 2017	$58.16	(1.29)	9.75		8.46	—	—
Year Ended July 31, 2016	$59.37	(1.26)	0.05		(1.21)	—	—
Year Ended July 31, 2015	$54.78	(1.50)	6.09		4.59	—	—
Year Ended July 31, 2014	$51.77	(1.17)	4.18		3.01	—	—
Year Ended July 31, 2013	$39.33	(0.93)	13.37		12.44	—	—
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$80.84	(0.28)	9.34		9.06	—	—
Year Ended July 31, 2017	$69.40	(0.43)	11.87		11.44	—	—
Year Ended July 31, 2016	$70.34	(0.34)	1.06		0.72	(1.66)	(1.66)
Year Ended July 31, 2015	$65.44	(0.38)	10.15		9.77	(4.87)	(4.87)
Year Ended July 31, 2014	$60.56	(0.58)	5.46		4.88	—	—
Year Ended July 31, 2013	$46.62	(0.41)	14.35		13.94	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$67.86	(0.63)	7.86		7.23	—	—
Year Ended July 31, 2017	$58.86	(1.08)	10.08		9.00	—	—
Year Ended July 31, 2016	$60.54	(0.90)	0.88		(0.02)	(1.66)	(1.66)
Year Ended July 31, 2015	$57.48	(0.97)	8.90		7.93	(4.87)	(4.87)
Year Ended July 31, 2014	$53.76	(1.16)	4.88		3.72	—	—
Year Ended July 31, 2013	$41.80	(0.88)	12.84		11.96	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$85.99	9.99	%(d)	1.53%	1.53%	(0.41)%	$49,564	49	%(d)
$78.18	15.65%		1.79%	1.76%	(0.90)%	$28,094	401%
$67.60	(1.05)%		1.93%	1.80%	(1.16)%	$48,967	190%
$68.32	9.49%		1.85%	1.76%	(1.39)%	$22,679	114%
$62.44	6.83%		1.75%	1.72%	(0.96)%	$13,987	252%
$58.41	32.90%		2.12%	1.76%	(0.98)%	$32,724	264%

$72.95	9.49	%(d)	2.53%	2.53%	(1.41)%	$643	49	%(d)
$66.62	14.53%		2.79%	2.76%	(1.90)%	$1,260	401%
$58.16	(2.02)%		2.93%	2.80%	(2.16)%	$560	190%
$59.37	8.42%		2.85%	2.76%	(2.39)%	$4,217	114%
$54.78	5.76%		2.75%	2.72%	(1.96)%	$2,342	252%
$51.77	31.66%		3.12%	2.76%	(1.98)%	$1,914	264%

$89.90	11.24	%(d)	1.85%	1.85%	(0.68)%	$15,882	200	%(d)
$80.84	16.48%		1.78%	1.78%	(0.57)%	$15,569	511%
$69.40	1.21%		1.91%	1.78%	(0.53)%	$16,250	710%
$70.34	15.60%		1.85%	1.74%	(0.58)%	$23,772	887%
$65.44	8.06%		2.01%	1.78%	(0.91)%	$7,929	654%
$60.56	29.90%		2.04%	1.77%	(0.79)%	$20,695	614%

$75.09	10.70	%(d)	2.85%	2.85%	(1.68)%	$1,619	200	%(d)
$67.86	15.27%		2.78%	2.78%	(1.57)%	$2,651	511%
$58.86	0.18%		2.91%	2.78%	(1.53)%	$998	710%
$60.54	14.50%		2.85%	2.74%	(1.58)%	$4,465	887%
$57.48	6.92%		3.01%	2.78%	(1.91)%	$1,321	654%
$53.76	28.61%		3.04%	2.77%	(1.79)%	$3,959	614%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Amount is less than $0.005.

See accompanying notes to the financial statements.

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$83.05	(0.05)	8.66	8.61	—	—	—
Year Ended July 31, 2017	$72.53	(0.17)	10.69	10.52	—	—	—
Year Ended July 31, 2016	$68.18	0.03	4.32	4.35	—	—	—
Year Ended July 31, 2015	$65.61	(0.23)	2.80	2.57	—	—	—
Year Ended July 31, 2014	$60.00	(0.13)	5.74	5.61	—	—	—
Year Ended July 31, 2013	$44.52	0.01	15.48	15.49	(0.01)	—	(0.01)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$71.35	(0.43)	7.44	7.01	—	—	—
Year Ended July 31, 2017	$62.93	(0.85)	9.27	8.42	—	—	—
Year Ended July 31, 2016	$59.75	(0.54)	3.72	3.18	—	—	—
Year Ended July 31, 2015	$58.07	(0.83)	2.51	1.68	—	—	—
Year Ended July 31, 2014	$53.66	(0.71)	5.12	4.41	—	—	—
Year Ended July 31, 2013	$40.19	(0.46)	13.93	13.47	—	—	—
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$96.04	(0.10)	29.71	29.61	—	(5.03)	(5.03)
Year Ended July 31, 2017	$67.70	(0.29)	28.63	28.34	—	—	—
Year Ended July 31, 2016	$62.10	(0.21)	5.81	5.60	—	—	—
Year Ended July 31, 2015	$54.74	(0.36)	7.72	7.36	—	—	—
Year Ended July 31, 2014	$38.64	(0.45)	16.55	16.10	—	—	—
Year Ended July 31, 2013	$34.76	(0.21)	4.09	3.88	—	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$82.63	(0.57)	25.46	24.89	—	(5.03)	(5.03)
Year Ended July 31, 2017	$58.83	(1.01)	24.81	23.80	—	—	—
Year Ended July 31, 2016	$54.50	(0.74)	5.07	4.33	—	—	—
Year Ended July 31, 2015	$48.52	(0.88)	6.86	5.98	—	—	—
Year Ended July 31, 2014	$34.60	(0.88)	14.80	13.92	—	—	—
Year Ended July 31, 2013	$31.45	(0.53)	3.68	3.15	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$91.66	10.37	%(d)	1.82%	1.82%	(0.11)%	$32,295	252	%(d)
$83.05	14.49%		1.78%	1.78%	(0.21)%	$13,113	393%
$72.53	6.40%		1.83%	1.81%	0.05%	$25,071	1,206%
$68.18	3.92%		2.21%	1.89%	(0.34)%	$5,541	1,184%
$65.61	9.35%		1.75%	1.73%	(0.21)%	$4,959	413%
$60.00	34.81%		1.97%	1.76%	0.03%	$34,020	674%

$78.36	9.82	%(d)	2.82%	2.82%	(1.11)%	$601	252	%(d)
$71.35	13.34%		2.78%	2.78%	(1.21)%	$657	393%
$62.93	5.37%		2.83%	2.81%	(0.95)%	$594	1,206%
$59.75	2.88%		3.21%	2.89%	(1.34)%	$373	1,184%
$58.07	8.22%		2.75%	2.73%	(1.21)%	$2,550	413%
$53.66	33.52%		2.97%	2.76%	(0.97)%	$9,081	674%

$120.62	31.24	%(d)	1.50%	1.50%	(0.18)%	$85,518	97	%(d)
$96.04	41.84%		1.55%	1.55%	(0.35)%	$76,225	107%
$67.70	9.03%		1.82%	1.76%	(0.35)%	$10,270	151%
$62.10	13.45%		1.71%	1.71%	(0.60)%	$10,010	273%
$54.74	41.67%		1.80%	1.78%	(0.98)%	$27,673	322%
$38.64	11.16%		1.95%	1.75%	(0.58)%	$4,162	168%

$102.49	30.59	%(d)	2.50%	2.50%	(1.18)%	$6,056	97	%(d)
$82.63	40.43%		2.55%	2.55%	(1.35)%	$3,631	107%
$58.83	7.96%		2.82%	2.76%	(1.35)%	$1,061	151%
$54.50	12.33%		2.71%	2.71%	(1.60)%	$2,090	273%
$48.52	40.23%		2.80%	2.78%	(1.98)%	$5,292	322%
$34.60	10.02%		2.95%	2.75%	(1.58)%	$971	168%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$24.17	0.17	1.10	1.27	(0.93)		(0.93)
Year Ended July 31, 2017	$27.53	0.20	(3.56)	(3.36)	—		—
Year Ended July 31, 2016	$20.74	0.59	6.64	7.23	(0.44)		(0.44)
Year Ended July 31, 2015	$21.88	0.43	(1.51)	(1.08)	(0.06)		(0.06)
Year Ended July 31, 2014	$19.41	0.09	2.49	2.58	(0.11)		(0.11)
Year Ended July 31, 2013	$18.32	0.07	1.21	1.28	(0.19)		(0.19)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$22.78	0.06	1.01	1.07	(0.46)		(0.46)
Year Ended July 31, 2017	$26.20	(0.04)	(3.38)	(3.42)	—		—
Year Ended July 31, 2016	$19.78	0.37	6.30	6.67	(0.25)		(0.25)
Year Ended July 31, 2015	$21.01	0.23	(1.46)	(1.23)	—		—
Year Ended July 31, 2014	$18.71	(0.11)	2.41	2.30	—		—
Year Ended July 31, 2013	$17.65	(0.11)	1.17	1.06	—		—
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$53.83	0.03	(0.31)	(0.28)	—		—
Year Ended July 31, 2017	$63.97	(0.33)	(9.81)	(10.14)	—		—
Year Ended July 31, 2016	$52.34	(0.37)	12.00	11.63	—		—
Year Ended July 31, 2015	$46.74	— (e)	5.60	5.60	—		—
Year Ended July 31, 2014	$42.28	0.12	4.36	4.48	(0.02	)(g)	(0.02)
Year Ended July 31, 2013	$53.47	0.03	(11.22)	(11.19)	—		—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$50.07	(0.22)	(0.31)	(0.53)	—		—
Year Ended July 31, 2017	$60.10	(0.87)	(9.16)	(10.03)	—		—
Year Ended July 31, 2016	$49.67	(0.90)	11.33	10.43	—		—
Year Ended July 31, 2015	$44.75	(0.51)	5.43	4.92	—		—
Year Ended July 31, 2014	$40.94	(0.29)	4.10	3.81	—	(e)(g)	— (e)
Year Ended July 31, 2013	$52.36	(0.44)	(10.98)	(11.42)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$24.51	5.20	%(d)	2.63%	1.95%	1.45%	$3,156	214	%(d)
$24.17	(12.20)%		1.78%	1.65%	0.78%	$3,146	194%
$27.53	35.64%		1.66%	1.66%	2.42%	$111,297	330%
$20.74	(4.92)%		1.80%	1.74%	2.02%	$2,052	508%
$21.88	13.34%		2.41%	1.78%	0.43%	$6,498	664%
$19.41	7.17%		2.07%	1.75%	0.39%	$3,908	307%

$23.39	4.68	%(d)	3.63%	2.95%	0.45%	$96	214	%(d)
$22.78	(13.09)%		2.78%	2.65%	(0.22)%	$109	194%
$26.20	34.22%		2.66%	2.66%	1.42%	$4,981	330%
$19.78	(5.85)%		2.80%	2.74%	1.02%	$956	508%
$21.01	12.29%		3.41%	2.78%	(0.57)%	$1,295	664%
$18.71	6.01%		3.06%	2.74%	(0.60)%	$563	307%

$53.55	(0.54	)%(d)	1.39%	1.39%	0.12%	$19,376	254	%(d)
$53.83	(15.84)%		1.28%	1.28%	(0.60)%	$21,114	397%
$63.97	22.22%		1.27%	1.27%	(0.66)%	$23,775	409%
$52.34	11.96%		1.36%	1.36%	— (f)	$54,379	2,626%
$46.74	10.62%		1.40%	1.40%	0.29%	$21,575	3,503%
$42.28	(20.94)%		1.41%	1.41%	0.06%	$39,203	3,295%

$49.54	(1.06	)%(d)	2.39%	2.39%	(0.88)%	$10,111	254	%(d)
$50.07	(16.70)%		2.28%	2.28%	(1.60)%	$794	397%
$60.10	21.02%		2.27%	2.27%	(1.66)%	$16,224	409%
$49.67	10.99%		2.36%	2.36%	(1.00)%	$1,364	2,626%
$44.75	9.32%		2.40%	2.40%	(0.71)%	$16,258	3,503%
$40.94	(21.81)%		2.41%	2.41%	(0.94)%	$17,405	3,295%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)  Not annualized for periods less than one year.

(e)  Amount is less than $0.005.

(f)  Amount is less than 0.005%.

(g)  Subsequent to the issuance of the July 31, 2014 financial statements, $0.01 and less than $0.005 of the distribution was determined to be a return of capital of the Investor Class and Service Class, respectively.

See accompanying notes to the financial statements.

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$31.42	(0.10)	(7.68)	(7.78)	$23.64	(24.76	)%(d)
Year Ended July 31, 2017(e)	$42.97	(0.44)	(11.11)	(11.55)	$31.42	(26.93)%
Year Ended July 31, 2016(e)	$52.65	(0.80)	(8.88)	(9.68)	$42.97	(18.41)%
Year Ended July 31, 2015(e)	$68.74	(1.00)	(15.09)	(16.09)	$52.65	(23.29)%
Year Ended July 31, 2014(e)	$98.40	(1.30)	(28.36)	(29.66)	$68.74	(30.18)%
Year Ended July 31, 2013(e)(f)	$165.04	(2.20)	(64.44)	(66.64)	$98.40	(40.44)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$29.17	(0.23)	(7.10)	(7.33)	$21.84	(25.13	)%(d)
Year Ended July 31, 2017(e)	$40.29	(0.80)	(10.32)	(11.12)	$29.17	(27.62)%
Year Ended July 31, 2016(e)	$49.77	(1.20)	(8.28)	(9.48)	$40.29	(19.08)%
Year Ended July 31, 2015(e)	$65.66	(1.50)	(14.39)	(15.89)	$49.77	(24.20)%
Year Ended July 31, 2014(e)	$94.96	(2.10)	(27.20)	(29.30)	$65.66	(30.84)%
Year Ended July 31, 2013(e)(f)	$161.03	(3.30)	(62.77)	(66.07)	$94.96	(41.07)%
UltraBull ProFund(g)
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$49.15	0.05	14.95	15.00	$64.15	30.54	%(d)
Year Ended July 31, 2017	$37.86	0.03	11.26	11.29	$49.15	29.79%
Year Ended July 31, 2016	$35.83	— (h)	2.03	2.03	$37.86	5.69%
Year Ended July 31, 2015	$30.12	(0.08)	5.79	5.71	$35.83	18.95%
Year Ended July 31, 2014	$22.90	(0.07)	7.29	7.22	$30.12	31.53%
Year Ended July 31, 2013	$15.28	(0.05)	7.67	7.62	$22.90	49.90%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$41.58	(0.18)	12.61	12.43	$54.01	29.89	%(d)
Year Ended July 31, 2017	$32.35	(0.33)	9.56	9.23	$41.58	28.49%
Year Ended July 31, 2016	$30.92	(0.28)	1.71	1.43	$32.35	4.65%
Year Ended July 31, 2015	$26.25	(0.37)	5.04	4.67	$30.92	17.79%
Year Ended July 31, 2014	$20.16	(0.30)	6.39	6.09	$26.25	30.25%
Year Ended July 31, 2013	$13.58	(0.22)	6.80	6.58	$20.16	48.39%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

1.75%	1.75%	(0.70)%	$8,211	—
1.66%	1.66%	(1.18)%	$11,709	—
1.64%	1.64%	(1.46)%	$17,997	—
1.69%	1.69%	(1.66)%	$12,302	—
1.67%	1.67%	(1.65)%	$21,555	—
1.74%	1.74%	(1.66)%	$19,560	—

2.75%	2.75%	(1.70)%	$153	—
2.66%	2.66%	(2.18)%	$204	—
2.64%	2.64%	(2.46)%	$834	—
2.69%	2.69%	(2.66)%	$363	—
2.67%	2.67%	(2.65)%	$594	—
2.75%	2.75%	(2.67)%	$1,222	—

1.41%	1.41%	0.19%	$204,815	53	%(d)
1.42%	1.42%	0.08%	$132,494	9%
1.46%	1.46%	(0.01)%	$89,043	165%
1.52%	1.52%	(0.23)%	$84,932	258%
1.57%	1.57%	(0.28)%	$82,480	509%
1.69%	1.69%	(0.29)%	$72,957	947%

2.41%	2.41%	(0.81)%	$2,079	53	%(d)
2.42%	2.42%	(0.92)%	$3,259	9%
2.46%	2.46%	(1.01)%	$1,481	165%
2.52%	2.52%	(1.23)%	$10,015	258%
2.57%	2.57%	(1.28)%	$26,674	509%
2.69%	2.69%	(1.29)%	$19,384	947%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)  Not annualized for periods less than one year.

(e)  As described in Note 10, adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(f)  As described in Note 10, adjusted for 1:4 reverse share split that occurred on November 19, 2012.

(g)  As described in Note 10, adjusted for 3:1 share split that occurred on January 22, 2018.

(h)  Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$16.41	(0.04)	6.33	6.29	(0.14)	—	(0.14)
Year Ended July 31, 2017	$9.22	(0.08)	7.27	7.19	—	—	—
Year Ended July 31, 2016	$11.74	(0.08)	(2.44)	(2.52)	—	—	—
Year Ended July 31, 2015	$13.55	(0.07)	(1.74)	(1.81)	—	—	—
Year Ended July 31, 2014	$8.67	(0.07)	4.95	4.88	—	—	—
Year Ended July 31, 2013	$6.39	(0.04)	2.32	2.28	—	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$14.97	(0.13)	5.77	5.64	(0.08)	—	(0.08)
Year Ended July 31, 2017	$8.49	(0.19)	6.67	6.48	—	—	—
Year Ended July 31, 2016	$10.91	(0.17)	(2.25)	(2.42)	—	—	—
Year Ended July 31, 2015	$12.72	(0.20)	(1.61)	(1.81)	—	—	—
Year Ended July 31, 2014	$8.22	(0.17)	4.67	4.50	—	—	—
Year Ended July 31, 2013	$6.13	(0.11)	2.20	2.09	—	—	—
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$100.57	(0.02)	42.83	42.81	(0.02)	(2.27)	(2.29)
Year Ended July 31, 2017	$70.50	0.08	29.99	30.07	—	—	—
Year Ended July 31, 2016	$64.98	0.01	5.51	5.52	—	—	—
Year Ended July 31, 2015	$56.67	(0.23)	8.54	8.31	—	—	—
Year Ended July 31, 2014	$49.33	(0.14)	7.48	7.34	—	—	—
Year Ended July 31, 2013	$34.23	(0.07)	15.17	15.10	—	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$89.10	(0.54)	37.81	37.27	—	(2.27)	(2.27)
Year Ended July 31, 2017	$63.07	(0.68)	26.71	26.03	—	—	—
Year Ended July 31, 2016	$58.71	(0.55)	4.91	4.36	—	—	—
Year Ended July 31, 2015	$51.72	(0.81)	7.80	6.99	—	—	—
Year Ended July 31, 2014	$45.49	(0.63)	6.86	6.23	—	—	—
Year Ended July 31, 2013	$31.88	(0.45)	14.06	13.61	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$22.56	38.53	%(d)	1.50%	1.50%		(0.48)%	$55,112	163	%(d)
$16.41	77.98%		1.80%	1.80%		(0.68)%	$33,637	513%
$9.22	(21.47)%		1.85%	1.85%		(0.90)%	$7,375	323%
$11.74	(13.36)%		1.75%	1.75%		(0.48)%	$20,193	450%
$13.55	56.29%		1.79%	1.79	%(e)	(0.60)%	$22,551	266%
$8.67	35.68%		1.91%	1.76%		(0.52)%	$9,993	202%

$20.53	37.75	%(d)	2.50%	2.50%		(1.48)%	$4,892	163	%(d)
$14.97	76.33%		2.80%	2.80%		(1.68)%	$2,434	513%
$8.49	(22.18)%		2.85%	2.85%		(1.90)%	$868	323%
$10.91	(14.23)%		2.75%	2.75%		(1.48)%	$321	450%
$12.72	54.74%		2.79%	2.79	%(e)	(1.60)%	$2,265	266%
$8.22	34.09%		2.91%	2.76%		(1.52)%	$871	202%

$141.09	42.83	%(d)	1.52%	1.52%		(0.03)%	$77,305	2	%(d)
$100.57	42.63%		1.71%	1.71%		0.10%	$29,931	—	(f)
$70.50	8.51%		1.78%	1.76%		0.01%	$18,787	20%
$64.98	14.66%		1.78%	1.75%		(0.36)%	$17,391	59%
$56.67	14.88%		1.82%	1.78%		(0.27)%	$16,151	82%
$49.33	44.11%		2.02%	1.76%		(0.18)%	$20,629	444	%(g)

$124.10	42.12	%(d)	2.52%	2.52%		(1.03)%	$2,303	2	%(d)
$89.10	41.27%		2.71%	2.71%		(0.90)%	$1,291	—	(f)
$63.07	7.43%		2.78%	2.76%		(0.99)%	$680	20%
$58.71	13.52%		2.78%	2.75%		(1.36)%	$1,415	59%
$51.72	13.70%		2.82%	2.78%		(1.27)%	$1,473	82%
$45.49	42.69%		3.01%	2.75%		(1.17)%	$1,432	444	%(g)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)  Not annualized for periods less than one year.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)  Amount is less than 0.5%.

(g)  The portfolio turnover rate is significantly higher due to there being sales and purchases of equity securities during the year.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$61.63	0.06	20.44	20.50	(0.11)	(0.11)
Year Ended July 31, 2017(e)	$39.22	(0.02)	22.43	22.41	—	—
Year Ended July 31, 2016(e)	$40.11	— (f)	(0.89)	(0.89)	—	—
Year Ended July 31, 2015(e)	$63.52	(0.10)	(23.11)	(23.21)	(0.20)	(0.20)
Year Ended July 31, 2014(e)	$47.58	0.15	15.84	15.99	(0.05)	(0.05)
Year Ended July 31, 2013(e)	$54.61	0.05	(7.03)	(6.98)	(0.05)	(0.05)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$57.67	(0.26)	19.06	18.80	—	—
Year Ended July 31, 2017(e)	$37.07	(0.46)	21.06	20.60	—	—
Year Ended July 31, 2016(e)	$38.32	(0.30)	(0.95)	(1.25)	—	—
Year Ended July 31, 2015(e)	$61.03	(0.65)	(22.06)	(22.71)	—	—
Year Ended July 31, 2014(e)	$46.15	(0.40)	15.28	14.88	—	—
Year Ended July 31, 2013(e)	$53.48	(0.50)	(6.83)	(7.33)	—	—
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$17.10	(0.05)	3.64	3.59	—	—
Year Ended July 31, 2017	$12.89	(0.17)	4.38	4.21	—	—
Year Ended July 31, 2016	$16.53	(0.21)	(3.43)	(3.64)	—	—
Year Ended July 31, 2015	$17.51	(0.26)	(0.72)	(0.98)	—	—
Year Ended July 31, 2014	$14.16	(0.26)	3.61	3.35	—	—
Year Ended July 31, 2013	$9.65	(0.20)	4.71	4.51	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$15.59	(0.14)	3.32	3.18	—	—
Year Ended July 31, 2017	$11.86	(0.31)	4.04	3.73	—	—
Year Ended July 31, 2016	$15.37	(0.34)	(3.17)	(3.51)	—	—
Year Ended July 31, 2015	$16.45	(0.42)	(0.66)	(1.08)	—	—
Year Ended July 31, 2014	$13.43	(0.42)	3.44	3.02	—	—
Year Ended July 31, 2013	$9.24	(0.32)	4.51	4.19	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$82.02	33.30	%(d)	1.49%	1.49%	0.17%	$62,323	87	%(d)
$61.63	57.02%		1.62%	1.62%	(0.04)%	$68,758	225%
$39.22	(2.12)%		1.80%	1.79%	0.04%	$14,838	402%
$40.11	(36.61)%		1.88%	1.88%	(0.19)%	$9,668	225%
$63.52	33.52%		1.79%	1.79%	0.24%	$29,777	264%
$47.58	(12.74)%		1.82%	1.82%	0.12%	$15,469	122%

$76.47	32.60	%(d)	2.49%	2.49%	(0.83)%	$3,260	87	%(d)
$57.67	55.65%		2.62%	2.62%	(1.04)%	$1,238	225%
$37.07	(3.26)%		2.80%	2.79%	(0.96)%	$513	402%
$38.32	(37.26)%		2.88%	2.88%	(1.19)%	$361	225%
$61.03	32.29%		2.79%	2.79%	(0.76)%	$3,484	264%
$46.15	(13.74)%		2.82%	2.82%	(0.88)%	$2,888	122%

$20.69	20.99	%(d)	1.59%	1.59%	(0.56)%	$21,676	—
$17.10	32.66%		1.78%	1.78%	(1.15)%	$20,851	—
$12.89	(22.02)%		1.81%	1.81%	(1.64)%	$7,257	—
$16.53	(5.54)%		1.60%	1.60%	(1.57)%	$8,912	—
$17.51	23.59%		1.52%	1.52%	(1.50)%	$17,887	—
$14.16	46.74%		1.67%	1.67%	(1.59)%	$5,841	—

$18.77	20.40	%(d)	2.59%	2.59%	(1.56)%	$762	—
$15.59	31.45%		2.78%	2.78%	(2.15)%	$1,362	—
$11.86	(22.84)%		2.81%	2.81%	(2.64)%	$108	—
$15.37	(6.51)%		2.60%	2.60%	(2.57)%	$249	—
$16.45	22.41%		2.52%	2.52%	(2.50)%	$233	—
$13.43	45.35%		2.67%	2.67%	(2.59)%	$389	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)  Not annualized for periods less than one year.

(e)  As described in Note 10, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(f)  Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Capital Contributions
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$19.76	(0.08)	7.10	7.02	—	—	—
Year Ended July 31, 2017	$13.62	(0.22)	6.36	6.14	—	—	—
Year Ended July 31, 2016	$24.02	(0.27)	(10.13)	(10.40)	—	—	—
Year Ended July 31, 2015	$14.66	(0.34)	9.70	9.36	—	—	—
Year Ended July 31, 2014	$12.49	(0.24)	2.41	2.17	—	—	—
Year Ended July 31, 2013	$5.60	(0.19)	6.77	6.58	—	—	0.31	(e)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$17.23	(0.19)	6.19	6.00	—	—	—
Year Ended July 31, 2017	$11.99	(0.37)	5.61	5.24	—	—	—
Year Ended July 31, 2016	$21.32	(0.39)	(8.94)	(9.33)	—	—	—
Year Ended July 31, 2015	$13.14	(0.52)	8.70	8.18	—	—	—
Year Ended July 31, 2014	$11.31	(0.37)	2.20	1.83	—	—	—
Year Ended July 31, 2013	$5.12	(0.29)	6.20	5.91	—	—	0.28	(e)
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$35.83	— (f)	13.84	13.84	(0.09)	(0.09)	—
Year Ended July 31, 2017	$26.71	0.10	9.10	9.20	(0.08)	(0.08)	—
Year Ended July 31, 2016	$28.80	0.12	(2.14)	(2.02)	(0.07)	(0.07)	—
Year Ended July 31, 2015	$71.50	— (f)	(42.20)	(42.20)	(0.50)	(0.50)	—
Year Ended July 31, 2014	$65.00	0.60	6.00	6.60	(0.10)	(0.10)	—
Year Ended July 31, 2013	$87.10	0.20	(21.70)	(21.50)	(0.60)	(0.60)	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$34.61	(0.19)	13.35	13.16	—	—	—
Year Ended July 31, 2017	$25.98	(0.21)	8.84	8.63	—	—	—
Year Ended July 31, 2016	$28.17	(0.09)	(2.10)	(2.19)	—	—	—
Year Ended July 31, 2015	$69.70	(0.40)	(41.13)	(41.53)	—	—	—
Year Ended July 31, 2014	$63.90	(0.10)	5.90	5.80	—	—	—
Year Ended July 31, 2013	$85.90	(0.70)	(21.30)	(22.00)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$26.78	35.53	%(d)	1.68%	1.68%	(0.67)%	$28,948	—
$19.76	44.97%		1.70%	1.70%	(1.26)%	$19,565	—
$13.62	(43.26)%		1.69%	1.69%	(1.56)%	$22,116	—
$24.02	63.85%		1.75%	1.75%	(1.73)%	$56,344	—
$14.66	17.37%		1.76%	1.76%	(1.74)%	$38,727	—
$12.49	123.43	%(e)	1.82%	1.77%	(1.73)%	$54,890	—

$23.23	34.82	%(d)	2.68%	2.68%	(1.67)%	$598	—
$17.23	43.70%		2.70%	2.70%	(2.26)%	$243	—
$11.99	(43.76)%		2.47%	2.47%	(2.34)%	$1,066	—
$21.32	62.25%		2.75%	2.75%	(2.73)%	$1,689	—
$13.14	16.18%		2.76%	2.76%	(2.74)%	$780	—
$11.31	120.90	%(e)	2.82%	2.77%	(2.73)%	$1,030	—

$49.58	38.66	%(d)	1.52%	1.52%	0.01%	$47,004	191	%(d)
$35.83	34.56%		1.67%	1.67%	0.31%	$32,233	228%
$26.71	(6.86)%		1.79%	1.78%	0.56%	$24,605	587%
$28.80	(59.24)%		1.84%	1.81%	0.09%	$13,297	724%
$71.50	10.14%		1.87%	1.87%	0.86%	$13,509	490%
$65.00	(24.88)%		1.85%	1.85%	0.25%	$12,069	68%

$47.77	38.02	%(d)	2.52%	2.52%	(0.99)%	$1,252	191	%(d)
$34.61	33.17%		2.67%	2.67%	(0.69)%	$419	228%
$25.98	(7.84)%		2.79%	2.78%	(0.44)%	$906	587%
$28.17	(59.54)%		2.84%	2.81%	(0.91)%	$84	724%
$69.70	9.08%		2.87%	2.87%	(0.14)%	$697	490%
$63.90	(25.61)%		2.85%	2.85%	(0.75)%	$532	68%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amounts include a voluntary capital contribution from the Advisor. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

(f)           Amount is less than $0.005.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund(d)
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$40.56	0.01	8.86	8.87	(3.08)	(3.08)
Year Ended July 31, 2017	$32.14	(0.11)	8.53	8.42	—	—
Year Ended July 31, 2016	$30.58	(0.11)	1.67	1.56	—	—
Year Ended July 31, 2015	$27.54	(0.20)	5.19	4.99	(1.95)	(1.95)
Year Ended July 31, 2014	$22.51	(0.19)	5.22	5.03	—	—
Year Ended July 31, 2013	$13.29	(0.12)	9.34	9.22	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$34.37	(0.18)	7.49	7.31	(3.08)	(3.08)
Year Ended July 31, 2017	$27.49	(0.42)	7.30	6.88	—	—
Year Ended July 31, 2016	$26.42	(0.35)	1.42	1.07	—	—
Year Ended July 31, 2015	$24.28	(0.46)	4.55	4.09	(1.95)	(1.95)
Year Ended July 31, 2014	$20.05	(0.41)	4.64	4.23	—	—
Year Ended July 31, 2013	$11.96	(0.28)	8.37	8.09	—	—
UltraNASDAQ-100 ProFund(d)
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$52.09	(0.12)	19.72	19.60	—	—
Year Ended July 31, 2017	$34.41	(0.20)	17.88	17.68	—	—
Year Ended July 31, 2016	$33.73	(0.18)	0.86	0.68	—	—
Year Ended July 31, 2015	$24.81	(0.19)	9.11	8.92	—	—
Year Ended July 31, 2014	$15.88	(0.09)	9.02	8.93	—	—
Year Ended July 31, 2013	$11.75	(0.07)	4.20	4.13	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$43.52	(0.36)	16.43	16.07	—	—
Year Ended July 31, 2017	$29.03	(0.54)	15.03	14.49	—	—
Year Ended July 31, 2016	$28.75	(0.44)	0.72	0.28	—	—
Year Ended July 31, 2015	$21.36	(0.44)	7.83	7.39	—	—
Year Ended July 31, 2014	$13.80	(0.27)	7.83	7.56	—	—
Year Ended July 31, 2013	$10.32	(0.18)	3.66	3.48	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$46.35	22.27	%(e)	1.45%	1.45%	0.03%	$118,245	5	%(e)
$40.56	26.18%		1.46%	1.46%	(0.30)%	$98,608	35%
$32.14	5.11%		1.50%	1.50%	(0.42)%	$76,445	89%
$30.58	19.26%		1.56%	1.56%	(0.67)%	$79,173	29%
$27.54	22.34%		1.60%	1.60%	(0.72)%	$62,788	40%
$22.51	69.40%		1.69%	1.69%	(0.70)%	$57,274	50%

$38.60	21.76	%(e)	2.45%	2.45%	(0.97)%	$4,371	5	%(e)
$34.37	24.99%		2.46%	2.46%	(1.30)%	$3,079	35%
$27.49	4.09%		2.50%	2.50%	(1.42)%	$1,116	89%
$26.42	18.07%		2.56%	2.56%	(1.67)%	$1,978	29%
$24.28	21.10%		2.60%	2.60%	(1.72)%	$1,680	40%
$20.05	67.69%		2.69%	2.69%	(1.70)%	$2,315	50%

$71.69	37.63	%(e)	1.43%	1.43%	(0.40)%	$516,505	2	%(e)
$52.09	51.39%		1.43%	1.43%	(0.48)%	$379,105	4%
$34.41	2.00%		1.47%	1.47%	(0.58)%	$245,418	6%
$33.73	35.97%		1.52%	1.52%	(0.65)%	$254,034	9%
$24.81	56.23%		1.57%	1.57%	(0.47)%	$234,678	5%
$15.88	35.15%		1.68%	1.68%	(0.50)%	$147,043	13%

$59.59	36.94	%(e)	2.43%	2.43%	(1.40)%	$13,871	2	%(e)
$43.52	49.89%		2.43%	2.43%	(1.48)%	$11,189	4%
$29.03	0.97%		2.47%	2.47%	(1.58)%	$8,600	6%
$28.75	34.63%		2.52%	2.52%	(1.65)%	$9,164	9%
$21.36	54.72%		2.57%	2.57%	(1.47)%	$9,731	5%
$13.80	33.80%		2.68%	2.68%	(1.50)%	$5,073	13%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         As described in Note 10, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

(e)          Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraShort China ProFund(d)
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$54.15	(0.16)	(17.84)	(18.00)	$36.15	(33.25	)%(e)
Year Ended July 31, 2017	$112.44	(1.12)	(57.17)	(58.29)	$54.15	(51.85)%
Year Ended July 31, 2016	$126.26	(2.16)	(11.66)	(13.82)	$112.44	(10.90)%
Year Ended July 31, 2015	$142.13	(2.08)	(13.79)	(15.87)	$126.26	(11.20)%
Year Ended July 31, 2014(f)	$278.02	(3.36)	(132.53)	(135.89)	$142.13	(48.94)%
Year Ended July 31, 2013(f)	$458.12	(6.40)	(173.70)	(180.10)	$278.02	(39.27)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$49.35	(0.37)	(16.18)	(16.55)	$32.80	(33.57	)%(e)
Year Ended July 31, 2017	$103.50	(1.76)	(52.39)	(54.15)	$49.35	(52.32)%
Year Ended July 31, 2016	$117.38	(3.36)	(10.52)	(13.88)	$103.50	(11.79)%
Year Ended July 31, 2015	$133.45	(3.12)	(12.95)	(16.07)	$117.38	(12.05)%
Year Ended July 31, 2014(f)	$264.25	(5.28)	(125.52)	(130.80)	$133.45	(49.45)%
Year Ended July 31, 2013(f)	$440.01	(9.60)	(166.16)	(175.76)	$264.25	(40.00)%
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$26.03	(0.08)	(8.08)	(8.16)	$17.87	(31.35	)%(e)
Year Ended July 31, 2017(g)	$39.20	(0.41)	(12.76)	(13.17)	$26.03	(33.60)%
Year Ended July 31, 2016(g)	$49.17	(0.72)	(9.25)	(9.97)	$39.20	(20.33)%
Year Ended July 31, 2015(g)	$62.40	(0.88)	(12.35)	(13.23)	$49.17	(21.15)%
Year Ended July 31, 2014(g)	$78.54	(1.28)	(14.86)	(16.14)	$62.40	(20.57)%
Year Ended July 31, 2013(g)(h)	$124.86	(1.76)	(44.56)	(46.32)	$78.54	(37.05)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$23.59	(0.19)	(7.29)	(7.48)	$16.11	(31.71	)%(e)
Year Ended July 31, 2017(g)	$35.89	(0.71)	(11.59)	(12.30)	$23.59	(34.33)%
Year Ended July 31, 2016(g)	$45.49	(1.20)	(8.40)	(9.60)	$35.89	(21.09)%
Year Ended July 31, 2015(g)	$58.33	(1.36)	(11.48)	(12.84)	$45.49	(21.95)%
Year Ended July 31, 2014(g)	$74.30	(2.00)	(13.97)	(15.97)	$58.33	(21.53)%
Year Ended July 31, 2013(g)(h)	$119.28	(2.72)	(42.26)	(44.98)	$74.30	(37.69)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

3.15%	1.78%	(0.68)%	$6,796	—
2.91%	1.78%	(1.31)%	$1,389	—
2.13%	1.78%	(1.61)%	$3,509	—
3.04%	1.78%	(1.75)%	$4,353	—
3.05%	1.78%	(1.77)%	$1,763	—
2.83%	1.76%	(1.68)%	$1,980	—

4.15%	2.78%	(1.68)%	$53	—
3.91%	2.78%	(2.31)%	$53	—
3.13%	2.78%	(2.61)%	$102	—
4.04%	2.78%	(2.75)%	$73	—
4.05%	2.78%	(2.77)%	$50	—
3.83%	2.76%	(2.68)%	$108	—

2.23%	1.78%	(0.74)%	$2,459	—
2.15%	1.78%	(1.29)%	$4,865	—
2.01%	1.78%	(1.61)%	$4,462	—
2.74%	1.78%	(1.75)%	$3,867	—
2.49%	1.78%	(1.77)%	$3,661	—
2.60%	1.77%	(1.68)%	$4,591	—

3.23%	2.78%	(1.74)%	$233	—
3.15%	2.78%	(2.29)%	$453	—
3.01%	2.78%	(2.61)%	$677	—
3.74%	2.78%	(2.75)%	$312	—
3.49%	2.78%	(2.77)%	$412	—
3.60%	2.77%	(2.68)%	$330	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         As described in Note 10, share amounts adjusted for 1:8 reverse share split that occurred on January 22, 2018.

(e)          Not annualized for periods less than one year.

(f)           As described in Note 10, share amounts adjusted for 1:10 reverse share split that occurred on February 24, 2014.

(g)          As described in Note 10, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.

(h)         As described in Note 10, share amounts adjusted for 1:3 reverse share split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$21.74	(0.06)	(6.17)	(6.23)	$15.51	(28.66	)%(d)
Year Ended July 31, 2017(e)	$39.02	(0.40)	(16.88)	(17.28)	$21.74	(44.33)%
Year Ended July 31, 2016(e)	$50.27	(0.85)	(10.40)	(11.25)	$39.02	(22.37)%
Year Ended July 31, 2015(e)	$38.63	(0.75)	12.39	11.64	$50.27	30.14%
Year Ended July 31, 2014(e)	$59.80	(0.90)	(20.27)	(21.17)	$38.63	(35.37)%
Year Ended July 31, 2013(e)	$60.59	(0.95)	0.16	(0.79)	$59.80	(1.32)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$20.30	(0.15)	(5.74)	(5.89)	$14.41	(29.01	)%(d)
Year Ended July 31, 2017(e)	$36.79	(0.70)	(15.79)	(16.49)	$20.30	(44.84)%
Year Ended July 31, 2016(e)	$47.87	(1.35)	(9.73)	(11.08)	$36.79	(23.17)%
Year Ended July 31, 2015(e)	$37.14	(1.15)	11.88	10.73	$47.87	28.94%
Year Ended July 31, 2014(e)	$58.09	(1.40)	(19.55)	(20.95)	$37.14	(36.06)%
Year Ended July 31, 2013(e)	$59.45	(1.55)	0.19	(1.36)	$58.09	(2.27)%
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$14.87	(0.06)	(2.91)	(2.97)	$11.90	(19.97	)%(d)
Year Ended July 31, 2017	$21.68	(0.27)	(6.54)	(6.81)	$14.87	(31.41)%
Year Ended July 31, 2016	$21.49	(0.39)	0.58	0.19	$21.68	0.88%
Year Ended July 31, 2015	$23.67	(0.42)	(1.76)	(2.18)	$21.49	(9.21)%
Year Ended July 31, 2014(f)	$33.12	(0.49)	(8.96)	(9.45)	$23.67	(28.53)%
Year Ended July 31, 2013(f)	$56.08	(0.72)	(22.24)	(22.96)	$33.12	(40.94)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$13.74	(0.12)	(2.68)	(2.80)	$10.94	(20.38	)%(d)
Year Ended July 31, 2017	$20.23	(0.46)	(6.03)	(6.49)	$13.74	(32.08)%
Year Ended July 31, 2016	$20.26	(0.62)	0.59	(0.03)	$20.23	(0.15)%
Year Ended July 31, 2015	$22.54	(0.65)	(1.63)	(2.28)	$20.26	(10.12)%
Year Ended July 31, 2014(f)	$31.84	(0.76)	(8.54)	(9.30)	$22.54	(29.21)%
Year Ended July 31, 2013(f)	$54.56	(1.12)	(21.60)	(22.72)	$31.84	(41.64)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

2.51%	1.78%	(0.62)%	$6,440	—
2.21%	1.78%	(1.32)%	$2,071	—
1.78%	1.78%	(1.62)%	$5,016	—
2.10%	1.78%	(1.75)%	$4,464	—
1.86%	1.78%	(1.77)%	$3,986	—
2.08%	1.77%	(1.70)%	$15,807	—

3.51%	2.78%	(1.62)%	$127	—
3.21%	2.78%	(2.32)%	$263	—
2.78%	2.78%	(2.62)%	$1,567	—
3.10%	2.78%	(2.75)%	$2,015	—
2.86%	2.78%	(2.77)%	$1,729	—
3.08%	2.77%	(2.70)%	$861	—

2.72%	1.90%	(0.85)%	$2,543	—
2.26%	1.85%	(1.41)%	$2,920	—
1.74%	1.74%	(1.60)%	$7,384	—
2.18%	1.78%	(1.75)%	$4,978	—
2.62%	1.86%	(1.85)%	$8,052	—
1.91%	1.89%	(1.80)%	$4,001	—

3.72%	2.90%	(1.85)%	$41	—
3.26%	2.85%	(2.41)%	$92	—
2.74%	2.74%	(2.60)%	$869	—
3.18%	2.78%	(2.75)%	$1,020	—
3.62%	2.86%	(2.85)%	$1,280	—
2.91%	2.89%	(2.80)%	$2,013	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraShort Japan ProFund(d)
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$47.18	(0.16)	(13.70)	(13.86)	$33.32	(29.41	)%(e)
Year Ended July 31, 2017	$75.55	(0.75)	(27.62)	(28.37)	$47.18	(37.52)%
Year Ended July 31, 2016	$62.40	(1.25)	14.40	13.15	$75.55	21.07%
Year Ended July 31, 2015	$125.62	(1.50)	(61.72)	(63.22)	$62.40	(50.34)%
Year Ended July 31, 2014(f)	$190.45	(2.60)	(62.23)	(64.83)	$125.62	(34.04)%
Year Ended July 31, 2013(f)	$577.81	(5.00)	(382.36)	(387.36)	$190.45	(67.03)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$43.73	(0.37)	(12.66)	(13.03)	$30.70	(29.78	)%(e)
Year Ended July 31, 2017	$70.74	(1.25)	(25.76)	(27.01)	$43.73	(38.16)%
Year Ended July 31, 2016	$58.99	(1.95)	13.70	11.75	$70.74	19.92%
Year Ended July 31, 2015	$119.86	(2.45)	(58.42)	(60.87)	$58.99	(50.79)%
Year Ended July 31, 2014(f)	$183.54	(3.90)	(59.78)	(63.68)	$119.86	(34.66)%
Year Ended July 31, 2013(f)	$562.17	(7.50)	(371.13)	(378.63)	$183.54	(67.36)%
UltraShort Latin America ProFund(d)
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$40.03	(0.13)	(13.15)	(13.28)	$26.75	(33.21	)%(e)
Year Ended July 31, 2017	$74.09	(0.70)	(33.36)	(34.06)	$40.03	(45.95)%
Year Ended July 31, 2016	$113.33	(2.15)	(37.09)	(39.24)	$74.09	(34.63)%
Year Ended July 31, 2015	$63.36	(1.50)	51.47	49.97	$113.33	78.93%
Year Ended July 31, 2014	$85.78	(1.35)	(21.07)	(22.42)	$63.36	(26.17)%
Year Ended July 31, 2013	$75.49	(1.20)	11.49	10.29	$85.78	13.64%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$36.45	(0.30)	(11.95)	(12.25)	$24.20	(33.58	)%(e)
Year Ended July 31, 2017	$68.13	(1.15)	(30.53)	(31.68)	$36.45	(46.52)%
Year Ended July 31, 2016	$105.26	(3.40)	(33.73)	(37.13)	$68.13	(35.25)%
Year Ended July 31, 2015	$59.34	(2.30)	48.22	45.92	$105.26	77.34%
Year Ended July 31, 2014	$81.08	(2.10)	(19.64)	(21.74)	$59.34	(26.82)%
Year Ended July 31, 2013	$72.14	(1.90)	10.84	8.94	$81.08	12.40%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

3.56%	1.78%	(0.82)%	$1,187	—
3.16%	1.78%	(1.37)%	$1,249	—
2.82%	1.78%	(1.62)%	$3,278	—
3.54%	1.78%	(1.76)%	$1,027	—
2.49%	1.78%	(1.77)%	$1,987	—
2.50%	1.77%	(1.71)%	$8,460	—

4.56%	2.78%	(1.82)%	$9	—
4.16%	2.78%	(2.37)%	$47	—
3.82%	2.78%	(2.62)%	$25	—
4.54%	2.78%	(2.76)%	$12	—
3.49%	2.78%	(2.77)%	$38	—
3.50%	2.77%	(2.71)%	$224	—

1.83%	1.78%	(0.72)%	$2,812	—
2.29%	1.78%	(1.28)%	$4,476	—
1.78%	1.78%	(1.59)%	$5,913	—
2.18%	1.78%	(1.75)%	$6,327	—
2.42%	1.78%	(1.77)%	$2,892	—
2.47%	1.76%	(1.68)%	$6,768	—

2.83%	2.78%	(1.72)%	$52	—
3.29%	2.78%	(2.28)%	$6,981	—
2.78%	2.78%	(2.59)%	$439	—
3.14%	2.74%	(2.71)%	$191	—
3.42%	2.78%	(2.77)%	$86	—
3.47%	2.76%	(2.68)%	$209	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         As described in Note 10, share amounts adjusted for 1:5 reverse share split that occurred on January 22, 2018.

(e)          Not annualized for periods less than one year.

(f)           As described in Note 10, share amounts adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$27.77	(0.09)	(5.55)	(5.64)	$22.13	(20.31	)%(d)
Year Ended July 31, 2017(e)	$37.96	(0.41)	(9.78)	(10.19)	$27.77	(26.92)%
Year Ended July 31, 2016(e)	$47.51	(0.80)	(8.75)	(9.55)	$37.96	(20.00)%
Year Ended July 31, 2015(e)	$63.15	(0.90)	(14.74)	(15.64)	$47.51	(24.72)%
Year Ended July 31, 2014(e)	$86.31	(1.20)	(21.96)	(23.16)	$63.15	(26.88)%
Year Ended July 31, 2013(e)(f)	$164.79	(2.00)	(76.48)	(78.48)	$86.31	(47.54)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$25.30	(0.21)	(5.04)	(5.25)	$20.05	(20.70	)%(d)
Year Ended July 31, 2017(e)	$34.94	(0.70)	(8.94)	(9.64)	$25.30	(27.48)%
Year Ended July 31, 2016(e)	$44.25	(1.30)	(8.01)	(9.31)	$34.94	(21.04)%
Year Ended July 31, 2015(e)	$59.52	(1.40)	(13.87)	(15.27)	$44.25	(25.71)%
Year Ended July 31, 2014(e)	$82.10	(1.90)	(20.68)	(22.58)	$59.52	(27.53)%
Year Ended July 31, 2013(e)(f)	$158.09	(3.10)	(72.89)	(75.99)	$82.10	(48.10)%
UltraShort NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$26.69	(0.08)	(7.88)	(7.96)	$18.73	(29.82	)%(d)
Year Ended July 31, 2017(g)	$43.68	(0.42)	(16.57)	(16.99)	$26.69	(38.92)%
Year Ended July 31, 2016(g)	$54.21	(0.80)	(9.73)	(10.53)	$43.68	(19.37)%
Year Ended July 31, 2015(g)	$83.10	(1.15)	(27.74)	(28.89)	$54.21	(34.78)%
Year Ended July 31, 2014(g)(h)	$144.43	(1.80)	(59.53)	(61.33)	$83.10	(42.49)%
Year Ended July 31, 2013(g)(h)	$218.61	(3.00)	(71.18)	(74.18)	$144.43	(33.87)%
Service Class
Six Months Ended January 31, 2018 (unaudited)	$26.12	(0.20)	(7.67)	(7.87)	$18.25	(30.13	)%(d)
Year Ended July 31, 2017(g)	$43.16	(0.76)	(16.28)	(17.04)	$26.12	(39.47)%
Year Ended July 31, 2016(g)	$54.10	(1.35)	(9.59)	(10.94)	$43.16	(20.24)%
Year Ended July 31, 2015(g)	$83.72	(1.80)	(27.82)	(29.62)	$54.10	(35.36)%
Year Ended July 31, 2014(g)(h)	$147.16	(2.80)	(60.64)	(63.44)	$83.72	(43.16)%
Year Ended July 31, 2013(g)(h)	$224.64	(5.00)	(72.48)	(77.48)	$147.16	(34.48)%

Ratios to Average Net Assets			Supplemental Data
Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

3.23%	1.78%	(0.73)%	$1,665	—
2.95%	1.77%	(1.28)%	$1,670	—
2.27%	1.78%	(1.63)%	$1,737	—
2.72%	1.78%	(1.75)%	$2,315	—
2.76%	1.78%	(1.76)%	$1,947	—
2.73%	1.76%	(1.68)%	$3,158	—

4.23%	2.78%	(1.73)%	$13	—
3.95%	2.77%	(2.28)%	$14	—
3.27%	2.78%	(2.63)%	$8	—
3.72%	2.78%	(2.75)%	$85	—
3.76%	2.78%	(2.76)%	$141	—
3.73%	2.76%	(2.68)%	$170	—

1.76%	1.76%	(0.70)%	$12,162	—
1.77%	1.77%	(1.22)%	$18,170	—
1.75%	1.73%	(1.55)%	$12,361	—
1.94%	1.78%	(1.75)%	$11,747	—
1.96%	1.78%	(1.76)%	$8,261	—
1.88%	1.76%	(1.68)%	$10,353	—

2.76%	2.76%	(1.70)%	$76	—
2.77%	2.77%	(2.22)%	$126	—
2.75%	2.73%	(2.55)%	$82	—
2.94%	2.78%	(2.75)%	$245	—
2.96%	2.78%	(2.76)%	$853	—
2.84%	2.72%	(2.64)%	$514	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, share amounts adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(f)           As described in Note 10, share amounts adjusted for 1:7 reverse share split that occurred on November 19, 2012.

(g)          As described in Note 10, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(h)         As described in Note 10, share amounts adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund(d)
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$43.84	(0.14)	(8.81)	(8.95)	—	—
Year Ended July 31, 2017	$66.19	(0.68)	(21.67)	(22.35)	—	—
Year Ended July 31, 2016	$76.53	(1.32)	(9.02)	(10.34)	—	—
Year Ended July 31, 2015	$105.85	(1.56)	(27.76)	(29.32)	—	—
Year Ended July 31, 2014(f)	$138.14	(1.96)	(30.33)	(32.29)	—	—
Year Ended July 31, 2013(f)	$276.22	(3.20)	(134.88)	(138.08)	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$41.92	(0.32)	(8.39)	(8.71)	—	—
Year Ended July 31, 2017	$63.93	(1.16)	(20.85)	(22.01)	—	—
Year Ended July 31, 2016	$74.76	(2.08)	(8.75)	(10.83)	—	—
Year Ended July 31, 2015	$104.51	(2.40)	(27.35)	(29.75)	—	—
Year Ended July 31, 2014(f)	$137.90	(3.08)	(30.31)	(33.39)	—	—
Year Ended July 31, 2013(f)	$278.90	(5.12)	(135.88)	(141.00)	—	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$52.24	(0.10)	10.83	10.73	(0.43)	(0.43)
Year Ended July 31, 2017	$39.08	(0.31)	13.47	13.16	—	—
Year Ended July 31, 2016	$41.54	(0.25)	(2.21)	(2.46)	—	—
Year Ended July 31, 2015	$34.68	(0.33)	7.19	6.86	—	—
Year Ended July 31, 2014	$30.67	(0.30)	4.31	4.01	—	—
Year Ended July 31, 2013	$17.46	(0.15)	13.36	13.21	—	—
Service Class
Six Months Ended January 31, 2018 (unaudited)	$44.08	(0.33)	9.08	8.75	(0.43)	(0.43)
Year Ended July 31, 2017	$33.30	(0.70)	11.48	10.78	—	—
Year Ended July 31, 2016	$35.78	(0.54)	(1.94)	(2.48)	—	—
Year Ended July 31, 2015	$30.16	(0.66)	6.28	5.62	—	—
Year Ended July 31, 2014	$26.95	(0.61)	3.82	3.21	—	—
Year Ended July 31, 2013	$15.50	(0.35)	11.80	11.45	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$34.89	(20.42	)%(e)	1.74%	1.72%	(0.68)%	$6,035	—
$43.84	(33.78)%		1.79%	1.79%	(1.29)%	$8,591	—
$66.19	(13.49)%		1.78%	1.78%	(1.59)%	$8,576	—
$76.53	(27.70)%		2.12%	1.78%	(1.75)%	$7,472	—
$105.85	(23.44)%		1.93%	1.78%	(1.76)%	$15,326	—
$138.14	(49.94)%		1.99%	1.77%	(1.70)%	$20,574	—

$33.21	(20.78	)%(e)	2.74%	2.72%	(1.68)%	$132	—
$41.92	(34.46)%		2.79%	2.79%	(2.29)%	$239	—
$63.93	(14.45)%		2.78%	2.78%	(2.59)%	$1,774	—
$74.76	(28.47)%		3.12%	2.78%	(2.75)%	$1,127	—
$104.51	(24.22)%		2.93%	2.78%	(2.76)%	$1,934	—
$137.90	(50.57)%		2.99%	2.77%	(2.70)%	$2,200	—

$62.54	20.58	%(e)	1.51%	1.51%	(0.35)%	$82,182	10	%(e)
$52.24	33.65%		1.50%	1.50%	(0.68)%	$90,054	71%
$39.08	(5.92)%		1.60%	1.60%	(0.73)%	$60,083	123%
$41.54	19.78%		1.66%	1.66%	(0.85)%	$47,826	50%
$34.68	13.07%		1.68%	1.68%	(0.85)%	$49,120	45%
$30.67	75.66%		1.81%	1.81%	(0.67)%	$46,231	149%

$52.40	19.92	%(e)	2.51%	2.51%	(1.35)%	$808	10	%(e)
$44.08	32.37%		2.50%	2.50%	(1.68)%	$720	71%
$33.30	(6.93)%		2.60%	2.60%	(1.73)%	$491	123%
$35.78	18.63%		2.66%	2.66%	(1.85)%	$1,075	50%
$30.16	11.91%		2.68%	2.68%	(1.85)%	$3,929	45%
$26.95	73.87%		2.81%	2.81%	(1.67)%	$3,104	149%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         As described in Note 10, share amounts adjusted for 1:4 reverse share split that occurred on January 22, 2018.

(e)          Not annualized for periods less than one year.

(f)           As described in Note 10, share amounts adjusted for 1:8 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2018 (unaudited)	$45.01	0.22	(2.38)		(2.16)	(0.33)	(0.33)
Year Ended July 31, 2017	$42.70	0.43	2.20	(e)	2.63	(0.32)	(0.32)
Year Ended July 31, 2016	$32.45	0.10	10.60		10.70	(0.45)	(0.45)
Year Ended July 31, 2015	$29.23	0.29	3.13		3.42	(0.20)	(0.20)
Year Ended July 31, 2014	$26.87	0.26	2.44		2.70	(0.34)	(0.34)
Year Ended July 31, 2013	$24.39	0.27	2.78		3.05	(0.57)	(0.57)
Service Class
Six Months Ended January 31, 2018 (unaudited)	$42.79	0.01	(2.28)		(2.27)	(0.29)	(0.29)
Year Ended July 31, 2017	$40.67	0.05	2.07	(e)	2.12	—	—
Year Ended July 31, 2016	$30.83	(0.23)	10.10		9.87	(0.03)	(0.03)
Year Ended July 31, 2015	$27.95	(0.03)	2.97		2.94	(0.06)	(0.06)
Year Ended July 31, 2014	$25.74	(0.02)	2.35		2.33	(0.12)	(0.12)
Year Ended July 31, 2013	$23.23	0.03	2.70		2.73	(0.22)	(0.22)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$42.52	(4.83	)%(d)	1.67%	1.67%	0.96%	$15,716	222	%(d)
$45.01	6.27%		1.65%	1.65%	1.06%	$16,755	97%
$42.70	33.41%		1.76%	1.76%	0.28%	$71,264	229%
$32.45	11.61%		1.76%	1.76%	0.85%	$8,537	305%
$29.23	10.22%		1.77%	1.74%	0.90%	$24,093	294%
$26.87	13.09%		2.16%	1.76%	1.10%	$17,305	307%

$40.23	(5.33	)%(d)	2.67%	2.67%	(0.04)%	$825	222	%(d)
$42.79	5.19%		2.65%	2.65%	0.06%	$671	97%
$40.67	32.09%		2.76%	2.76%	(0.72)%	$3,106	229%
$30.83	10.49%		2.76%	2.76%	(0.15)%	$2,287	305%
$27.95	9.11%		2.77%	2.74%	(0.10)%	$2,283	294%
$25.74	11.99%		3.15%	2.75%	0.11%	$801	307%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Notes to Financial Statements

256 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	NASDAQ-100 ProFund
Large-Cap Growth ProFund	Small-Cap ProFund
Large-Cap Value ProFund	Small-Cap Growth ProFund
Mid-Cap ProFund	Small-Cap Value ProFund
Mid-Cap Growth ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNASDAQ-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short NASDAQ-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort NASDAQ-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Oil & Gas UltraSector ProFund
Basic Materials UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund
Biotechnology UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Consumer Goods UltraSector ProFund	Precious Metals UltraSector ProFund
Consumer Services UltraSector ProFund	Real Estate UltraSector ProFund
Financials UltraSector ProFund	Semiconductor UltraSector ProFund
Health Care UltraSector ProFund	Technology UltraSector ProFund
Industrials UltraSector ProFund	Telecommunications UltraSector ProFund
Internet UltraSector ProFund	Utilities UltraSector ProFund
Mobile Telecommunications UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund
Short Precious Metals ProFund
Short Real Estate ProFund

Non-Equity ProFunds:

Falling U.S. Dollar ProFund	Rising U.S. Dollar ProFund
Rising Rates Opportunity ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity 10 ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 257 and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of January 31, 2018, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 1.22%, dated 1/31/18, due 2/1/18(1)	RBC Capital Markets, LLC, 1.18%, dated 1/31/18, due 2/1/18(2)	RBS Securities, Inc., 1.21%, dated 1/31/18, due 2/1/18(3)	Societe Generale, 1.27%, dated 1/31/18, due 2/1/18(4)	UMB Bank, N.A., 1.22%, dated 1/31/18, due 2/1/18(5)
Banks UltraSector ProFund	$3,157,000	$4,789,000	$3,157,000	$4,736,000	$147,000
Basic Materials UltraSector ProFund	4,561,000	6,918,000	4,561,000	6,842,000	209,000
Bear ProFund	2,840,000	4,308,000	2,840,000	4,261,000	133,000
Biotechnology UltraSector ProFund	13,825,000	20,970,000	13,825,000	20,740,000	621,000
Bull ProFund	7,217,000	10,946,000	7,217,000	10,826,000	326,000
Consumer Goods UltraSector ProFund	561,000	852,000	561,000	842,000	32,000
Consumer Services UltraSector ProFund	3,826,000	5,803,000	3,826,000	5,739,000	175,000
Falling U.S. Dollar ProFund	429,000	651,000	429,000	643,000	25,000
Financials UltraSector ProFund	1,431,000	2,171,000	1,431,000	2,149,000	72,000
Health Care UltraSector ProFund	944,000	1,433,000	944,000	1,416,000	52,000
Industrials UltraSector ProFund	2,116,000	3,210,000	2,116,000	3,175,000	100,000
Internet UltraSector ProFund	9,106,000	13,811,000	9,106,000	13,660,000	408,000
Large-Cap Value ProFund	22,000	33,000	22,000	33,000	3,000

258 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

Fund Name	HSBC Securities (USA), Inc., 1.22%, dated 1/31/18, due 2/1/18(1)	RBC Capital Markets, LLC, 1.18%, dated 1/31/18, due 2/1/18(2)	RBS Securities, Inc., 1.21%, dated 1/31/18, due 2/1/18(3)	Societe Generale, 1.27%, dated 1/31/18, due 2/1/18(4)	UMB Bank, N.A., 1.22%, dated 1/31/18, due 2/1/18(5)
Mid-Cap ProFund	$6,844,000	$10,380,000	$6,844,000	$10,267,000	$310,000
Mid-Cap Value ProFund	11,000	17,000	11,000	16,000	2,000
Mobile Telecommunications UltraSector ProFund	126,000	191,000	126,000	189,000	11,000
NASDAQ-100 ProFund	4,419,000	6,703,000	4,419,000	6,630,000	202,000
Oil & Gas UltraSector ProFund	2,593,000	3,932,000	2,593,000	3,889,000	123,000
Oil Equipment, Services & Distribution UltraSector ProFund	759,000	1,152,000	759,000	1,140,000	40,000
Pharmaceuticals UltraSector ProFund	376,000	570,000	376,000	564,000	23,000
Precious Metals UltraSector ProFund	1,414,000	2,145,000	1,414,000	2,122,000	68,000
Real Estate UltraSector ProFund	325,000	496,000	325,000	489,000	22,000
Rising Rates Opportunity ProFund	5,308,000	8,051,000	5,308,000	7,962,000	242,000
Rising Rates Opportunity 10 ProFund	1,328,000	2,015,000	1,328,000	1,993,000	67,000
Rising U.S. Dollar ProFund	1,424,000	2,161,000	1,424,000	2,138,000	69,000
Semiconductor UltraSector ProFund	15,910,000	24,132,000	15,910,000	23,867,000	712,000
Short NASDAQ-100 ProFund	449,000	681,000	449,000	674,000	27,000
Short Oil & Gas ProFund	670,000	1,016,000	670,000	1,006,000	34,000
Short Precious Metals ProFund	1,615,000	2,448,000	1,615,000	2,421,000	77,000
Short Real Estate ProFund	291,000	442,000	291,000	438,000	19,000
Short Small-Cap ProFund	305,000	461,000	305,000	457,000	21,000
Small-Cap ProFund	4,020,000	6,099,000	4,020,000	6,032,000	185,000
Small-Cap Value ProFund	16,000	25,000	16,000	24,000	3,000
Technology UltraSector ProFund	4,965,000	7,533,000	4,965,000	7,450,000	229,000
Telecommunications UltraSector ProFund	167,000	255,000	167,000	252,000	17,000
U.S. Government Plus ProFund	3,801,000	5,765,000	3,801,000	5,702,000	174,000
UltraBear ProFund	1,721,000	2,613,000	1,721,000	2,584,000	83,000
UltraBull ProFund	11,652,000	17,673,000	11,652,000	17,479,000	521,000
UltraChina ProFund	1,083,000	1,642,000	1,083,000	1,625,000	55,000
UltraDow 30 ProFund	5,988,000	9,082,000	5,988,000	8,983,000	271,000
UltraEmerging Markets ProFund	1,455,000	2,208,000	1,455,000	2,183,000	70,000
UltraInternational ProFund	4,575,000	6,940,000	4,575,000	6,864,000	212,000
UltraJapan ProFund	5,486,000	8,321,000	5,486,000	8,230,000	246,000
UltraLatin America ProFund	1,896,000	2,877,000	1,896,000	2,845,000	91,000
UltraMid-Cap ProFund	7,852,000	11,910,000	7,852,000	11,779,000	356,000
UltraNASDAQ-100 ProFund	49,847,000	75,602,000	49,847,000	74,772,000	2,219,000
UltraShort China ProFund	1,377,000	2,089,000	1,377,000	2,066,000	67,000
UltraShort Dow 30 ProFund	548,000	832,000	548,000	824,000	32,000
UltraShort Emerging Markets ProFund	1,256,000	1,906,000	1,256,000	1,885,000	64,000
UltraShort International ProFund	437,000	664,000	437,000	656,000	26,000
UltraShort Japan ProFund	282,000	428,000	282,000	423,000	14,000
UltraShort Latin America ProFund	529,000	803,000	529,000	794,000	30,000
UltraShort Mid-Cap ProFund	353,000	536,000	353,000	530,000	22,000
UltraShort NASDAQ-100 ProFund	2,311,000	3,506,000	2,311,000	3,468,000	111,000
UltraShort Small-Cap ProFund	1,300,000	1,973,000	1,300,000	1,952,000	68,000
UltraSmall-Cap ProFund	14,245,000	21,605,000	14,245,000	21,368,000	639,000
Utilities UltraSector ProFund	844,000	1,282,000	844,000	1,267,000	45,000
	$222,208,000	$337,057,000	$222,208,000	$333,361,000	$10,222,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of January 31, 2018 as follows:

(1)         U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at January 31, 2018, 2.961% to 3.012%, due 2/15/44 to 2/15/46, which had an aggregate value of $226,656,007.

(2)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/19, U.S. Treasury Notes, 1.25% to 2.75%, due 12/15/18 to 2/15/24, total value of $343,805,183.

(3)         U.S. Treasury Bonds, 2.25%, due 1/31/24, total value $226,660,018.

(4)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/19, total value $340,036,552.

(5)         U.S. Treasury Notes, 1.125%, due 12/31/19, U.S. Treasury Bonds, 1.625%, due 5/15/26, total value $10,436,041.

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 259

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2018, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2018. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFunds’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with derivative positions in the Mobile Telecommunications UltraSector ProFund, Telecommuncations UltraSector ProFund, and UltraDow 30 ProFund, was 89%, 83%, and 150%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2018.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Small-Cap ProFund) (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the

260 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 261 segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2018, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA

262 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2018, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2018.

	Assets			Liabilities
	Variation Margin on Futures	Unrealized Gain on Swap	Unrealized Appreciation on Forward Currency	Variation Margin on Futures	Unrealized Loss on Swap	Unrealized Depreciation on Forward Currency
Fund	Contracts*	Agreements	Contracts	Contracts*	Agreements	Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$127,232	$—	$—	$—	$—
Basic Materials UltraSector ProFund	—	—	—	—	302,457	—
Bear ProFund	—	123,589	—	1,313	—	—
Biotechnology UltraSector ProFund	—	36,391	—	—	153,437	—
Bull ProFund	6,188	—	—	—	249,478	—
Consumer Goods UltraSector ProFund	—	—	—	—	96,075	—
Consumer Services UltraSector ProFund	—	—	—	—	67,358	—
Financials UltraSector ProFund	—	—	—	—	76,094	—
Health Care UltraSector ProFund	—	—	—	—	95,222	—
Industrials UltraSector ProFund	—	33,160	—	—	—	—
Internet UltraSector ProFund	—	1,765,047	—	—	—	—
Mid-Cap ProFund	—	—	—	5,880	416,228	—
Mobile Telecommunications UltraSector ProFund	—	22,566	—	—	—	—
NASDAQ-100 ProFund	40,420	—	—	—	72,455	—
Oil & Gas UltraSector ProFund	—	—	—	—	1,513,049	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	663,539	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	146,230	—
Precious Metals UltraSector ProFund	—	—	—	—	366,050	—
Real Estate UltraSector ProFund	—	—	—	—	51,579	—
Semiconductor UltraSector ProFund	—	—	—	—	3,832,053	—
Short NASDAQ-100 ProFund	—	13,145	—	1,720	—	—
Short Oil & Gas ProFund	—	144,978	—	—	—	—
Short Precious Metals ProFund	—	165,182	—	—	—	—
Short Real Estate ProFund	—	9,337	—	—	—	—
Short Small-Cap ProFund	565	21,398	—	—	—	—
Small-Cap ProFund	—	—	—	23,730	470,401	—

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 263

	Assets			Liabilities
	Variation Margin on Futures	Unrealized Gain on Swap	Unrealized Appreciation on Forward Currency	Variation Margin on Futures	Unrealized Loss on Swap	Unrealized Depreciation on Forward Currency
Fund	Contracts*	Agreements	Contracts	Contracts*	Agreements	Contracts
Technology UltraSector ProFund	$—	$—	$—	$—	$753,773	$—
Telecommunications UltraSector ProFund	—	24,781	—	—	—	—
UltraBear ProFund	—	170,468	—	563	—	—
UltraBull ProFund	10,188	—	—	—	2,441,824	—
UltraChina ProFund	—	—	—	—	757,455	—
UltraDow 30 ProFund	94,629	—	—	—	1,096,415	—
UltraEmerging Markets ProFund	—	—	—	—	296,570	—
UltraInternational ProFund	—	—	—	—	512,026	—
UltraJapan ProFund	155,393	—	—	—	—	—
UltraLatin America ProFund	—	151,328	—	—	—	—
UltraMid-Cap ProFund	—	—	—	20,580	1,803,276	—
UltraNASDAQ-100 ProFund	122,847	—	—	—	3,893,629	—
UltraShort China ProFund	—	—	—	—	92,791	—
UltraShort Dow 30 ProFund	—	53,169	—	2,255	—	—
UltraShort Emerging Markets ProFund	—	45,724	—	—	—	—
UltraShort International ProFund	—	45,451	—	—	—	—
UltraShort Japan ProFund	—	—	—	7,967	—	—
UltraShort Latin America ProFund	—	2,906	—	—	—	—
UltraShort Mid-Cap ProFund	490	43,229	—	—	—	—
UltraShort NASDAQ-100 ProFund	—	124,467	—	—	—	—
UltraShort Small-Cap ProFund	1,130	206,970	—	—	—	—
UltraSmall-Cap ProFund	—	—	—	85,169	2,232,078	—
Utilities UltraSector ProFund	—	66,361	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	71,521	—	—	729
Rising U.S. Dollar ProFund	—	—	24,369	—	—	311,760
Interest Rate Risk Exposure:
Rising Rates Opportunity 10 ProFund	—	113,502	—	—	—	—
Rising Rates Opportunity ProFund	—	800,687	—	—	—	—
U.S. Government Plus ProFund	—	—	—	—	347,792	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the period ended January 31, 2018.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$5,967,936	$—	$—	$67,402	$—
Basic Materials UltraSector ProFund	—	3,525,504	—	—	(250,645)	—
Bear ProFund	(338,708)	(2,006,261)	—	(159,048)	27,746	—
Biotechnology UltraSector ProFund	—	18,731,159	—	—	6,610,265	—
Bull ProFund	988,600	2,811,410	—	790,882	(167,190)	—
Consumer Goods UltraSector ProFund	—	512,806	—	—	(24,608)	—
Consumer Services UltraSector ProFund	—	5,984,280	—	—	(281,970)	—
Financials UltraSector ProFund	—	2,514,036	—	—	(137,139)	—
Health Care UltraSector ProFund	—	1,593,765	—	—	724,504	—
Industrials UltraSector ProFund	—	3,567,458	—	—	73,206	—
Internet UltraSector ProFund	—	20,091,004	—	—	4,379,584	—

264 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Mid-Cap ProFund	$317,615	$2,596,270	$—	$57,348	$(291,575)	$—
Mobile Telecommunications UltraSector ProFund	—	(379,868)	—	—	153,871	—
NASDAQ-100 ProFund	1,010,081	3,501,770	—	1,084,385	227,333	—
Oil & Gas UltraSector ProFund	—	4,440,480	—	—	(1,919,196)	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	1,278,277	—	—	(852,697)	—
Pharmaceuticals UltraSector ProFund	—	240,837	—	—	(129,501)	—
Precious Metals UltraSector ProFund	—	1,225,639	—	—	(1,092,571)	—
Real Estate UltraSector ProFund	—	(208,644)	—	—	(94,086)	—
Semiconductor UltraSector ProFund	—	43,679,575	—	—	(2,145,932)	—
Short NASDAQ-100 ProFund	(81,509)	(373,777)	—	(52,915)	(30,536)	—
Short Oil & Gas ProFund	—	(438,337)	—	—	198,011	—
Short Precious Metals ProFund	—	(566,135)	—	—	395,811	—
Short Real Estate ProFund	—	(23,351)	—	—	14,801	—
Short Small-Cap ProFund	(7,712)	(369,683)	—	10,569	(6,728)	—
Small-Cap ProFund	117,788	3,797,139	—	118,163	(325,207)	—
Technology UltraSector ProFund	—	8,977,264	—	—	385,081	—
Telecommunications UltraSector ProFund	—	233,503	—	—	(176,583)	—
UltraBear ProFund	(113,603)	(3,096,088)	—	(29,705)	121,759	—
UltraBull ProFund	1,315,039	26,452,720	—	907,451	(2,155,750)	—
UltraChina ProFund	—	9,151,540	—	—	(1,288,757)	—
UltraDow 30 ProFund	1,222,189	16,152,763	—	684,585	(1,222,335)	—
UltraEmerging Markets ProFund	—	9,482,522	—	—	(1,157,332)	—
UltraInternational ProFund	—	4,396,621	—	—	(640,949)	—
UltraJapan ProFund	6,023,106	—	—	2,376,419	—	—
UltraLatin America ProFund	—	7,189,459	—	—	(338,518)	—
UltraMid-Cap ProFund	415,810	13,842,076	—	105,700	(1,056,462)	—
UltraNASDAQ-100 ProFund	6,360,405	104,906,315	—	483,461	(1,146,318)	—
UltraShort China ProFund	—	(1,032,105)	—	—	(49,753)	—
UltraShort Dow 30 ProFund	(182,452)	(1,328,101)	—	16,091	90,403	—
UltraShort Emerging Markets ProFund	—	(1,979,209)	—	—	109,592	—
UltraShort International ProFund	—	(559,245)	—	—	63,173	—
UltraShort Japan ProFund	(684,504)	—	—	(8,643)	—	—
UltraShort Latin America ProFund	—	(4,410,037)	—	—	231,860	—
UltraShort Mid-Cap ProFund	(9,071)	(366,675)	—	(9,995)	20,770	—
UltraShort NASDAQ-100 ProFund	(150,240)	(5,425,989)	—	(2,036)	(94,486)	—
UltraShort Small-Cap ProFund	(167,250)	(2,690,666)	—	31,279	114,245	—
UltraSmall-Cap ProFund	665,409	16,342,676	—	(208,402)	(1,488,047)	—
Utilities UltraSector ProFund	—	(1,201,237)	—	—	(37,944)	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	14,589	—	—	(18,577)
Rising U.S. Dollar ProFund	—	—	(770,036)	—	—	519,537
Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	—	(1,659,371)	—	—	1,124,572	—
Rising Rates Opportunity 10 ProFund	—	(34,228)	—	—	188,080	—
U.S. Government Plus ProFund	4,788	670,186	—	—	(452,436)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts at January 31, 2018. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 265

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$64,131	$(9,156)	$—	$54,975
Swap Agreements — UBS AG	63,101	—	—	63,101
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(148,990)	148,990	—	—
Swap Agreements — UBS AG	(153,467)	153,467	—	—
Bear ProFund
Swap Agreements — Goldman Sachs International	47,609	—	—	47,609
Swap Agreements — UBS AG	75,980	—	—	75,980
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	36,391	(36,391)	—	—
Swap Agreements — UBS AG	(153,437)	153,437	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	(199,194)	199,194	—	—
Swap Agreements — UBS AG	(50,284)	50,284	—	—
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	(45,801)	45,801	—	—
Swap Agreements — UBS AG	(50,274)	50,274	—	—
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(34,948)	34,948	—	—
Swap Agreements — UBS AG	(32,410)	32,410	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	35,753
(Depreciation)	(94)
Net Appreciation	35,659	—	—	35,659
Forward Currency Contracts — UBS AG
Appreciation	35,768
(Depreciation)	(635)
Net Appreciation	35,133	—	—	35,133
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(39,481)	39,481	—	—
Swap Agreements — UBS AG	(36,613)	36,613	—	—
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(41,143)	41,143	—	—
Swap Agreements — UBS AG	(54,079)	54,079	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	12,618	—	—	12,618
Swap Agreements — UBS AG	20,542	—	—	20,542
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	823,947	(784,823)	—	39,124
Swap Agreements — UBS AG	941,100	—	(870,000)	71,100
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(185,645)	185,645	—	—
Swap Agreements — UBS AG	(230,583)	230,583	—	—
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	2,724	—	—	2,724
Swap Agreements — UBS AG	19,842	—	—	19,842
NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(33,562)	33,562	—	—
Swap Agreements — UBS AG	(38,893)	38,893	—	—
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	(731,828)	731,828	—	—
Swap Agreements — UBS AG	(781,221)	781,221	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Swap Agreements — Goldman Sachs International	(318,991)	318,991	—	—
Swap Agreements — UBS AG	(344,548)	344,548	—	—

266 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(64,338)	$64,338	$—	$—
Swap Agreements — UBS AG	(81,892)	81,892	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(178,970)	178,970	—	—
Swap Agreements — UBS AG	(187,080)	187,080	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(25,659)	25,659	—	—
Swap Agreements — UBS AG	(25,920)	25,920	—	—
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	528,799	(528,799)	—	—
Swap Agreements — Societe’ Generale	271,888	—	(271,888)	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	12,846	—	—	12,846
Swap Agreements — Societe’ Generale	100,656	—	(100,000)	656
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	14,862
(Depreciation)	(177,938)
Net (Depreciation)	(163,076)	163,076	—	—
Forward Currency Contracts — UBS AG
Appreciation	9,507
(Depreciation)	(133,822)
Net (Depreciation)	(124,315)	124,315	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,849,817)	1,849,817	—	—
Swap Agreements — UBS AG	(1,982,236)	1,982,236	—	—
Short NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	6,256	—	—	6,256
Swap Agreements — UBS AG	6,889	—	—	6,889
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	74,037	—	—	74,037
Swap Agreements — UBS AG	70,941	—	—	70,941
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	77,806	(77,806)	—	—
Swap Agreements — UBS AG	87,376	—	—	87,376
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	4,500	—	—	4,500
Swap Agreements — UBS AG	4,837	—	—	4,837
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	10,223	—	—	10,223
Swap Agreements — UBS AG	11,175	—	—	11,175
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(222,824)	190,000	—	32,824
Swap Agreements — UBS AG	(247,577)	247,577	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(365,326)	365,326	—	—
Swap Agreements — UBS AG	(388,447)	388,447	—	—
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	10,830	—	—	10,830
Swap Agreements — UBS AG	13,951	—	—	13,951
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	(284,158)	284,158	—	—
Swap Agreements — Societe’ Generale	(63,634)	63,634	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	94,829	—	—	94,829
Swap Agreements — UBS AG	75,639	—	—	75,639

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 267

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraBull ProFund
Swap Agreements — Goldman Sachs International	$(1,252,333)	$1,252,333	$—	$—
Swap Agreements — UBS AG	(1,189,491)	1,189,491	—	—
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(85,523)	85,523	—	—
Swap Agreements — UBS AG	(671,932)	671,932	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(390,143)	390,143	—	—
Swap Agreements — UBS AG	(706,272)	706,272	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(70,408)	70,408	—	—
Swap Agreements — UBS AG	(226,162)	226,162	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(5,870)	5,870	—	—
Swap Agreements — UBS AG	(506,156)	506,156	—	—
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	41,595	—	—	41,595
Swap Agreements — UBS AG	109,733	—	—	109,733
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(672,292)	672,292	—	—
Swap Agreements — UBS AG	(1,130,984)	1,130,984	—	—
UltraNASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(1,655,588)	1,655,588	—	—
Swap Agreements — UBS AG	(2,238,041)	2,238,041	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(3,043)	3,043	—	—
Swap Agreements — UBS AG	(89,748)	89,748	—	—
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	23,043	—	—	23,043
Swap Agreements — UBS AG	30,126	—	—	30,126
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	8,790	—	—	8,790
Swap Agreements — UBS AG	36,934	—	—	36,934
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	17,619	—	—	17,619
Swap Agreements — UBS AG	27,832	—	—	27,832
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	2,107	—	—	2,107
Swap Agreements — UBS AG	799	—	—	799
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	20,529	—	—	20,529
Swap Agreements — UBS AG	22,700	—	—	22,700
UltraShort NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	65,060	—	—	65,060
Swap Agreements — UBS AG	59,407	—	—	59,407
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	79,580	—	—	79,580
Swap Agreements — UBS AG	127,390	—	—	127,390
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	(893,268)	893,268	—	—
Swap Agreements — UBS AG	(1,338,810)	1,338,810	—	—
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	31,504	—	(1,306)	30,198
Swap Agreements — UBS AG	34,857	—	—	34,857

*            The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

**     Financial instruments and cash received are not disclosed on the Statements of Assets and Liabilities because the Fund does not have effective control of this collateral.

268 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., net operating loss, distribution reclassification, and equalization, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNASDAQ-100 ProFund, and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The ProFunds’ compliance date for Form N-PORT is June 1, 2018, and the ProFunds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the ProFunds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The ProFunds’ compliance date for Form N-CEN is June 1, 2018, and the ProFunds will make their initial filing on Form N-CEN for the period ending July 31, 2018. Form N-CEN will replace Form N-SAR filings. The ProFunds’ adoption of these amendments, including these financial statements prepared as of January 31, 2018, had no effect on the ProFunds’ net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 269 for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•        Level 1—quoted prices in active markets for identical assets

•        Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

270 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

A summary of the valuations as of January 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$55,967,365	$—	$—	$—	$55,967,365	$—
Repurchase Agreements	—	—	15,986,000	—	15,986,000	—
Swap Agreements	—	—	—	127,232	—	127,232
Total	$55,967,365	$—	$15,986,000	$127,232	$71,953,365	$127,232
Basic Materials UltraSector ProFund
Common Stocks	$59,473,044	$—	$—	$—	$59,473,044	$—
Repurchase Agreements	—	—	23,091,000	—	23,091,000	—
Swap Agreements	—	—	—	(302,457)	—	(302,457)
Total	$59,473,044	$—	$23,091,000	$(302,457)	$82,564,044	$(302,457)
Bear ProFund
Repurchase Agreements	$—	$—	$14,382,000	$—	$14,382,000	$—
Futures Contracts	—	203,584	—	—	—	203,584
Swap Agreements	—	—	—	123,589	—	123,589
Total	$—	$203,584	$14,382,000	$123,589	$14,382,000	$327,173
Biotechnology UltraSector ProFund
Common Stocks	$243,761,319	$—	$—	$—	$243,761,319	$—
Contingent Right	—	—	81,819	—	81,819	—
Repurchase Agreements	—	—	69,981,000	—	69,981,000	—
Swap Agreements	—	—	—	(117,046)	—	(117,046)
Total	$243,761,319	$—	$70,062,819	$(117,046)	$313,824,138	$(117,046)
Bull ProFund
Common Stocks	$54,969,473	$—	$—	$—	$54,969,473	$—
Repurchase Agreements	—	—	36,532,000	—	36,532,000	—
Futures Contracts	—	959,362	—	—	—	959,362
Swap Agreements	—	—	—	(249,478)	—	(249,478)
Total	$54,969,473	$959,362	$36,532,000	$(249,478)	$91,501,473	$709,884
Consumer Goods UltraSector ProFund
Common Stocks	$7,687,001	$—	$—	$—	$7,687,001	$—
Repurchase Agreements	—	—	2,848,000	—	2,848,000	—
Swap Agreements	—	—	—	(96,075)	—	(96,075)
Total	$7,687,001	$—	$2,848,000	$(96,075)	$10,535,001	$(96,075)
Consumer Services UltraSector ProFund
Common Stocks	$50,688,536	$—	$—	$—	$50,688,536	$—
Repurchase Agreements	—	—	19,369,000	—	19,369,000	—
Swap Agreements	—	—	—	(67,358)	—	(67,358)
Total	$50,688,536	$—	$19,369,000	$(67,358)	$70,057,536	$(67,358)
Europe 30 ProFund
Common Stocks	$22,121,615	$—	$—	$—	$22,121,615	$—
Total	$22,121,615	$—	$—	$—	$22,121,615	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$2,177,000	$—	$2,177,000	$—
Forward Currency Contracts	—	—	—	70,792	—	70,792
Total	$—	$—	$2,177,000	$70,792	$2,177,000	$70,792

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 271

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Financials UltraSector ProFund
Common Stocks	$20,023,676	$—	$—	$—	$20,023,676	$—
Repurchase Agreements	—	—	7,254,000	—	7,254,000	—
Swap Agreements	—	—	—	(76,094)	—	(76,094)
Total	$20,023,676	$—	$7,254,000	$(76,094)	$27,277,676	$(76,094)
Health Care UltraSector ProFund
Common Stocks	$18,244,638	$—	$—	$—	$18,244,638	$—
Contingent Right	—	—	2,079	—	2,079	—
Repurchase Agreements	—	—	4,789,000	—	4,789,000	—
Swap Agreements	—	—	—	(95,222)	—	(95,222)
Total	$18,244,638	$—	$4,791,079	$(95,222)	$23,035,717	$(95,222)
Industrials UltraSector ProFund
Common Stocks	$33,455,938	$—	$—	$—	$33,455,938	$—
Repurchase Agreements	—	—	10,717,000	—	10,717,000	—
Swap Agreements	—	—	—	33,160	—	33,160
Total	$33,455,938	$—	$10,717,000	$33,160	$44,172,938	$33,160
Internet UltraSector ProFund
Common Stocks	$123,546,275	$—	$—	$—	$123,546,275	$—
Repurchase Agreements	—	—	46,091,000	—	46,091,000	—
Swap Agreements	—	—	—	1,765,047	—	1,765,047
Total	$123,546,275	$—	$46,091,000	$1,765,047	$169,637,275	$1,765,047
Large-Cap Growth ProFund
Common Stocks	$31,146,732	$—	$—	$—	$31,146,732	$—
Total	$31,146,732	$—	$—	$—	$31,146,732	$—
Large-Cap Value ProFund
Common Stocks	$10,626,445	$—	$—	$—	$10,626,445	$—
Repurchase Agreements	—	—	113,000	—	113,000	—
Total	$10,626,445	$—	$113,000	$—	$10,739,445	$—
Mid-Cap ProFund
Common Stocks	$29,705,014	$—	$—	$—	$29,705,014	$—
Repurchase Agreements	—	—	34,645,000	—	34,645,000	—
Futures Contracts	—	95,076	—	—	—	95,076
Swap Agreements	—	—	—	(416,228)	—	(416,228)
Total	$29,705,014	$95,076	$34,645,000	$(416,228)	$64,350,014	$(321,152)
Mid-Cap Growth ProFund
Common Stocks	$13,767,263	$—	$—	$—	$13,767,263	$—
Total	$13,767,263	$—	$—	$—	$13,767,263	$—
Mid-Cap Value ProFund
Common Stocks	$7,729,213	$—	$—	$—	$7,729,213	$—
Repurchase Agreements	—	—	57,000	—	57,000	—
Total	$7,729,213	$—	$57,000	$—	$7,786,213	$—
Mobile Telecommunications UltraSector ProFund
Common Stocks	$1,332,984	$—	$—	$—	$1,332,984	$—
Repurchase Agreements	—	—	643,000	—	643,000	—
Swap Agreements	—	—	—	22,566	—	22,566
Total	$1,332,984	$—	$643,000	$22,566	$1,975,984	$22,566

272 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
NASDAQ-100 ProFund
Common Stocks	$52,409,784	$—	$—	$—	$52,409,784	$—
Repurchase Agreements	—	—	22,373,000	—	22,373,000	—
Futures Contracts	—	1,084,485	—	—	—	1,084,485
Swap Agreements	—	—	—	(72,455)	—	(72,455)
Total	$52,409,784	$1,084,485	$22,373,000	$(72,455)	$74,782,784	$1,012,030
Oil & Gas UltraSector ProFund
Common Stocks	$33,358,453	$—	$—	$—	$33,358,453	$—
Repurchase Agreements	—	—	13,130,000	—	13,130,000	—
Swap Agreements	—	—	—	(1,513,049)	—	(1,513,049)
Total	$33,358,453	$—	$13,130,000	$(1,513,049)	$46,488,453	$(1,513,049)
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$9,281,107	$—	$—	$—	$9,281,107	$—
Repurchase Agreements	—	—	3,850,000	—	3,850,000	—
Swap Agreements	—	—	—	(663,539)	—	(663,539)
Total	$9,281,107	$—	$3,850,000	$(663,539)	$13,131,107	$(663,539)
Pharmaceuticals UltraSector ProFund
Common Stocks	$5,011,549	$—	$—	$—	$5,011,549	$—
Repurchase Agreements	—	—	1,909,000	—	1,909,000	—
Swap Agreements	—	—	—	(146,230)	—	(146,230)
Total	$5,011,549	$—	$1,909,000	$(146,230)	$6,920,549	$(146,230)
Precious Metals UltraSector ProFund
Common Stocks	$18,019,106	$—	$—	$—	$18,019,106	$—
Repurchase Agreements	—	—	7,163,000	—	7,163,000	—
Swap Agreements	—	—	—	(366,050)	—	(366,050)
Total	$18,019,106	$—	$7,163,000	$(366,050)	$25,182,106	$(366,050)
Real Estate UltraSector ProFund
Common Stocks	$5,553,633	$—	$—	$—	$5,553,633	$—
Repurchase Agreements	—	—	1,657,000	—	1,657,000	—
Swap Agreements	—	—	—	(51,579)	—	(51,579)
Total	$5,553,633	$—	$1,657,000	$(51,579)	$7,210,633	$(51,579)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$26,871,000	$—	$26,871,000	$—
Swap Agreements	—	—	—	800,687	—	800,687
Total	$—	$—	$26,871,000	$800,687	$26,871,000	$800,687
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$6,731,000	$—	$6,731,000	$—
Swap Agreements	—	—	—	113,502	—	113,502
Total	$—	$—	$6,731,000	$113,502	$6,731,000	$113,502
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$7,216,000	$—	$7,216,000	$—
Forward Currency Contracts	—	—	—	(287,391)	—	(287,391)
Total	$—	$—	$7,216,000	$(287,391)	$7,216,000	$(287,391)

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 273

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Semiconductor UltraSector ProFund
Common Stocks	$226,831,701	$—	$—	$—	$226,831,701	$—
Repurchase Agreements	—	—	80,531,000	—	80,531,000	—
Swap Agreements	—	—	—	(3,832,053)	—	(3,832,053)
Total	$226,831,701	$—	$80,531,000	$(3,832,053)	$307,362,701	$(3,832,053)
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$2,280,000	$—	$2,280,000	$—
Futures Contracts	—	(52,124)	—	—	—	(52,124)
Swap Agreements	—	—	—	13,145	—	13,145
Total	$—	$(52,124)	$2,280,000	$13,145	$2,280,000	$(38,979)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$3,396,000	$—	$3,396,000	$—
Swap Agreements	—	—	—	144,978	—	144,978
Total	$—	$—	$3,396,000	$144,978	$3,396,000	$144,978
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$8,176,000	$—	$8,176,000	$—
Swap Agreements	—	—	—	165,182	—	165,182
Total	$—	$—	$8,176,000	$165,182	$8,176,000	$165,182
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,481,000	$—	$1,481,000	$—
Swap Agreements	—	—	—	9,337	—	9,337
Total	$—	$—	$1,481,000	$9,337	$1,481,000	$9,337
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,549,000	$—	$1,549,000	$—
Futures Contracts	—	(3,214)	—	—	—	(3,214)
Swap Agreements	—	—	—	21,398	—	21,398
Total	$—	$(3,214)	$1,549,000	$21,398	$1,549,000	$18,184
Small-Cap ProFund
Common Stocks	$11,367,761	$—	$—	$—	$11,367,761	$—
Contingent Rights*	—	—	220	—	220	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	20,356,000	—	20,356,000	—
Futures Contracts	—	134,868	—	—	—	134,868
Swap Agreements	—	—	—	(470,401)	—	(470,401)
Total	$11,367,761	$134,868	$20,356,220	$(470,401)	$31,723,981	$(335,533)
Small-Cap Growth ProFund
Common Stocks	$17,467,082	$—	$—	$—	$17,467,082	$—
Total	$17,467,082	$—	$—	$—	$17,467,082	$—
Small-Cap Value ProFund
Common Stocks	$32,752,433	$—	$—	$—	$32,752,433	$—
Repurchase Agreements	—	—	84,000	—	84,000	—
Total	$32,752,433	$—	$84,000	$—	$32,836,433	$—
Technology UltraSector ProFund
Common Stocks	$67,765,366	$—	$—	$—	$67,765,366	$—
Repurchase Agreements	—	—	25,142,000	—	25,142,000	—
Swap Agreements	—	—	—	(753,773)	—	(753,773)
Total	$67,765,366	$—	$25,142,000	$(753,773)	$92,907,366	$(753,773)

274 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Telecommunications UltraSector ProFund
Common Stocks	$1,657,384	$—	$—	$—	$1,657,384	$—
Repurchase Agreements	—	—	858,000	—	858,000	—
Swap Agreements	—	—	—	24,781	—	24,781
Total	$1,657,384	$—	$858,000	$24,781	$2,515,384	$24,781
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$10,596,419	$—	$10,596,419	$—
Repurchase Agreements	—	—	19,243,000	—	19,243,000	—
Swap Agreements	—	—	—	(347,792)	—	(347,792)
Total	$—	$—	$29,839,419	$(347,792)	$29,839,419	$(347,792)
UltraBear ProFund
Repurchase Agreements	$—	$—	$8,722,000	$—	$8,722,000	$—
Futures Contracts	—	(44,920)	—	—	—	(44,920)
Swap Agreements	—	—	—	170,468	—	170,468
Total	$—	$(44,920)	$8,722,000	$170,468	$8,722,000	$125,548
UltraBull ProFund
Common Stocks	$143,313,097	$—	$—	$—	$143,313,097	$—
Repurchase Agreements	—	—	58,977,000	—	58,977,000	—
Futures Contracts	—	1,150,900	—	—	—	1,150,900
Swap Agreements	—	—	—	(2,441,824)	—	(2,441,824)
Total	$143,313,097	$1,150,900	$58,977,000	$(2,441,824)	$202,290,097	$(1,290,924)
UltraChina ProFund
Common Stocks	$55,447,329	$—	$—	$—	$55,447,329	$—
Repurchase Agreements	—	—	5,488,000	—	5,488,000	—
Swap Agreements	—	—	—	(757,455)	—	(757,455)
Total	$55,447,329	$—	$5,488,000	$(757,455)	$60,935,329	$(757,455)
UltraDow 30 ProFund
Common Stocks	$48,064,704	$—	$—	$—	$48,064,704	$—
Repurchase Agreements	—	—	30,312,000	—	30,312,000	—
Futures Contracts	—	947,012	—	—	—	947,012
Swap Agreements	—	—	—	(1,096,415)	—	(1,096,415)
Total	$48,064,704	$947,012	$30,312,000	$(1,096,415)	$78,376,704	$(149,403)
UltraEmerging Markets ProFund
Common Stocks	$54,232,891	$—	$—	$—	$54,232,891	$—
Preferred Stocks	3,357,093	—	—	—	3,357,093	—
Repurchase Agreements	—	—	7,371,000	—	7,371,000	—
Swap Agreements	—	—	—	(296,570)	—	(296,570)
Total	$57,589,984	$—	$7,371,000	$(296,570)	$64,960,984	$(296,570)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$23,166,000	$—	$23,166,000	$—
Swap Agreements	—	—	—	(512,026)	—	(512,026)
Total	$—	$—	$23,166,000	$(512,026)	$23,166,000	$(512,026)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$27,769,000	$—	$27,769,000	$—
Futures Contracts	—	1,940,163	—	—	—	1,940,163
Total	$—	$1,940,163	$27,769,000	$—	$27,769,000	$1,940,163
UltraLatin America ProFund
Common Stocks	$36,224,498	$—	$—	$—	$36,224,498	$—
Preferred Stocks	8,564,794	—	—	—	8,564,794	—
Repurchase Agreements	—	—	9,605,000	—	9,605,000	—
Swap Agreements	—	—	—	151,328	—	151,328
Total	$44,789,292	$—	$9,605,000	$151,328	$54,394,292	$151,328

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 275

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraMid-Cap ProFund
Common Stocks	$80,062,146	$—	$—	$—	$80,062,146	$—
Repurchase Agreements	—	—	39,749,000	—	39,749,000	—
Futures Contracts	—	170,597	—	—	—	170,597
Swap Agreements	—	—	—	(1,803,276)	—	(1,803,276)
Total	$80,062,146	$170,597	$39,749,000	$(1,803,276)	$119,811,146	$(1,632,679)
UltraNASDAQ-100 ProFund
Common Stocks	$268,600,141	$—	$—	$—	$268,600,141	$—
Repurchase Agreements	—	—	252,287,000	—	252,287,000	—
Futures Contracts	—	1,706,651	—	—	—	1,706,651
Swap Agreements	—	—	—	(3,893,629)	—	(3,893,629)
Total	$268,600,141	$1,706,651	$252,287,000	$(3,893,629)	$520,887,141	$(2,186,978)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$6,976,000	$—	$6,976,000	$—
Swap Agreements	—	—	—	(92,791)	—	(92,791)
Total	$—	$—	$6,976,000	$(92,791)	$6,976,000	$(92,791)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$2,784,000	$—	$2,784,000	$—
Futures Contracts	—	(24,186)	—	—	—	(24,186)
Swap Agreements	—	—	—	53,169	—	53,169
Total	$—	$(24,186)	$2,784,000	$53,169	$2,784,000	$28,983
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$6,367,000	$—	$6,367,000	$—
Swap Agreements	—	—	—	45,724	—	45,724
Total	$—	$—	$6,367,000	$45,724	$6,367,000	$45,724
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,220,000	$—	$2,220,000	$—
Swap Agreements	—	—	—	45,451	—	45,451
Total	$—	$—	$2,220,000	$45,451	$2,220,000	$45,451
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,429,000	$—	$1,429,000	$—
Futures Contracts	—	19,365	—	—	—	19,365
Total	$—	$19,365	$1,429,000	$—	$1,429,000	$19,365
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$2,685,000	$—	$2,685,000	$—
Swap Agreements	—	—	—	2,906	—	2,906
Total	$—	$—	$2,685,000	$2,906	$2,685,000	$2,906
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,794,000	$—	$1,794,000	$—
Futures Contracts	—	(7,927)	—	—	—	(7,927)
Swap Agreements	—	—	—	43,229	—	43,229
Total	$—	$(7,927)	$1,794,000	$43,229	$1,794,000	$35,302
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$11,707,000	$—	$11,707,000	$—
Swap Agreements	—	—	—	124,467	—	124,467
Total	$—	$—	$11,707,000	$124,467	$11,707,000	$124,467
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$6,593,000	$—	$6,593,000	$—
Futures Contracts	—	(6,428)	—	—	—	(6,428)
Swap Agreements	—	—	—	206,970	—	206,970
Total	$—	$(6,428)	$6,593,000	$206,970	$6,593,000	$200,542

276 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraSmall-Cap ProFund
Common Stocks	$32,988,827	$—	$—	$—	$32,988,827	$—
Contingent Rights*	—	—	2,058	—	2,058	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	72,102,000	—	72,102,000	—
Futures Contracts	—	31,660	—	—	—	31,660
Swap Agreements	—	—	—	(2,232,078)	—	(2,232,078)
Total	$32,988,827	$31,660	$72,104,058	$(2,232,078)	$105,092,885	$(2,200,418)
Utilities UltraSector ProFund
Common Stocks	$11,885,637	$—	$—	$—	$11,885,637	$—
Repurchase Agreements	—	—	4,282,000	—	4,282,000	—
Swap Agreements	—	—	—	66,361	—	66,361
Total	$11,885,637	$—	$4,282,000	$66,361	$16,167,637	$66,361

^             Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*            Chelsea Therapeutics International, Ltd. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

**     Ferroglobe Representation and Warranty Insurance Trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, U.S. Government Plus ProFund, UltraJapan ProFund, and UltraShort Japan) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, U.S. Government Plus ProFund, UltraJapan ProFund, and UltraShort Japan ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.50%, 0.90% and 0.90% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the period ended January 31, 2018, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Government Cash Management Portfolio in which the Government Money Market ProFund, another portfolio in the Trust, invests its assets.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 277 respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for his services at an annual rate of $185,000. Independent Trustees also receives $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting, and $3,000 for attending each telephonic meeting. During the period ended January 31, 2018, actual Trustee compensation was $337,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2016 through November 30, 2017		For the Period December 1, 2017 through November 30, 2018
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.95%	2.95%	1.78%	2.78%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Technology UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.78%	2.78%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.95%	2.95%
UltraInternational ProFund	1.78%	2.78%	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%	1.95%	2.95%

278 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

	For the Period December 1, 2016 through November 30, 2017		For the Period December 1, 2017 through November 30, 2018
	Investor Class	Service Class	Investor Class	Service Class
UltraLatin America ProFund	1.78%	2.78%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.95%	2.95%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.95%	2.95%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2018, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/18	Expires 11/30/19	Expires 11/30/20	Expires 11/30/21	Total
Falling U.S. Dollar ProFund	$16,469	$48,840	$67,267	$8,472	$141,048
Large-Cap Value ProFund	6,741	—	—	467	7,208
Mid-Cap Growth ProFund	—	—	—	10,204	10,204
Mid-Cap Value ProFund	43,347	—	4,060	862	48,269
Mobile Telecommunications UltraSector ProFund	8,325	23,716	3,131	4,301	39,473
Real Estate UltraSector ProFund	—	—	—	57	57
Short NASDAQ-100 ProFund	—	48,333	33,906	3,706	85,945
Short Oil & Gas ProFund	—	34,360	24,991	4,133	63,484
Short Precious Metals ProFund	—	14,332	8,141	10,561	33,034
Short Real Estate ProFund	9,193	37,470	36,563	3,007	86,233
Short Small-Cap ProFund	—	—	20,557	4,375	24,932
Small-Cap Value ProFund	14,612	—	—	—	14,612
Telecommunications UltraSector ProFund	—	—	33,788	2,464	36,252
UltraShort China ProFund	18,254	24,417	30,039	3,478	76,188
UltraShort Dow 30 ProFund	22,818	17,072	17,495	3,567	60,952
UltraShort Emerging Markets ProFund	—	3,988	32,563	3,388	39,939
UltraShort International ProFund	—	—	15,375	3,283	18,658
UltraShort Japan ProFund	30,725	17,764	41,015	2,420	91,924
UltraShort Latin America ProFund	—	16,784	—	3,257	20,041
UltraShort Mid-Cap ProFund	10,784	29,761	21,994	4,702	67,241
UltraShort Small-Cap ProFund	14,077	—	—	887	14,964

The ProFunds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective ProFund from or to another fund that is or could be considered an affiliate of the ProFund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is executed at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended January 31, 2018, the ProFunds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Bull ProFund	$1,701,366	$—	$—
Large-Cap Growth ProFund	2,375,372	2,396,332	123,408
Large-Cap Value ProFund	1,157,006	907,639	34,593
Mid-Cap ProFund	1,580,798	—	—
Mid-Cap Growth ProFund	722,757	870,233	(24,849)

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 279

	Purchases	Sales	Net Realized Gains (Losses)
Mid-Cap Value ProFund	$292,276	$—	$—
Small-Cap ProFund	2,013,481	3,831,734	107,159
Small-Cap Growth ProFund	1,197,493	1,009,455	7,330
Small-Cap Value ProFund	1,447,321	1,473,740	(35,923)
UltraBull ProFund	7,196,184	—	—
UltraMid-Cap ProFund	—	—	—
UltraSmall-Cap ProFund	3,831,734	2,013,481	(18,686)

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2018 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$45,947,781	$9,528,126
Basic Materials UltraSector ProFund	89,716,347	39,814,864
Biotechnology UltraSector ProFund	12,676,354	45,055,783
Bull ProFund	11,054,417	2,455,930
Consumer Goods UltraSector ProFund	11,407,259	25,408,244
Consumer Services UltraSector ProFund	22,652,714	2,190,064
Europe 30 ProFund	54,205,265	45,192,639
Financials UltraSector ProFund	52,174,301	47,947,957
Health Care UltraSector ProFund	10,172,957	40,014,162
Industrials UltraSector ProFund	36,584,078	26,377,105
Internet UltraSector ProFund	59,520,867	65,110,980
Large-Cap Growth ProFund	55,504,284	65,301,405
Large-Cap Value ProFund	51,384,047	51,334,102
Mid-Cap ProFund	2,957,370	1,000,901
Mid-Cap Growth ProFund	31,349,408	29,286,268
Mid-Cap Value ProFund	9,685,620	10,873,252
Mobile Telecommunications UltraSector ProFund	11,203,430	12,305,893
NASDAQ-100 ProFund	785,409	718,622
Oil & Gas UltraSector ProFund	23,544,832	10,055,309
Oil Equipment, Services & Distribution UltraSector ProFund	8,284,623	8,932,178
Pharmaceuticals UltraSector ProFund	5,701,456	7,217,446
Precious Metals UltraSector ProFund	23,468,512	26,466,195
Real Estate UltraSector ProFund	23,652,155	25,886,933
Semiconductor UltraSector ProFund	84,536,987	29,286,312
Small-Cap ProFund	9,446,931	4,091,829
Small-Cap Growth ProFund	35,121,101	37,264,919
Small-Cap Value ProFund	69,539,394	52,420,528
Technology UltraSector ProFund	57,551,774	59,912,286
Telecommunications UltraSector ProFund	4,493,149	4,535,408
UltraBull ProFund	84,572,727	50,494,095
UltraChina ProFund	78,652,815	59,784,402
UltraDow 30 ProFund	23,385,413	540,432
UltraEmerging Markets ProFund	39,525,723	48,117,675
UltraLatin America ProFund	74,687,768	61,990,789
UltraMid-Cap ProFund	3,852,053	4,030,736
UltraNASDAQ-100 ProFund	29,830,153	3,323,626
UltraSmall-Cap ProFund	3,850,079	3,053,875
Utilities UltraSector ProFund	36,493,477	36,846,854

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2018 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$21,756,006	$16,734,486

280 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, each Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 281

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund will invest in financial instruments involving third parties (i.e., counterparties). The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

282 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

Index Performance Risk

Certain ProFunds will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund achieving high, or even positive, returns. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2017				Year Ended 2016
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Europe 30 ProFund	$220,663	$—	$—	$220,663	$318,494	$—	$—	$318,494
October 31
Basic Materials UltraSector ProFund	—	—	50,022	50,022	—	—	—	—
Consumer Goods UltraSector ProFund	—	—	—	—	67,747	—	73	67,747
Industrials UltraSector ProFund	—	—	—	—	—	50,910	—	50,910
Internet UltraSector ProFund	137,696	—	—	137,696	4,518,388	2,506,100	—	7,024,488
Large-Cap Growth ProFund	266,558	62,113	—	328,671	18,183	—	—	18,183
Large-Cap Value ProFund	73,235	—	—	73,235	88,531	47,061	—	135,592
Mid-Cap ProFund	—	—	—	—	79,318	14,248	1,101	94,667
Mid-Cap Value ProFund	230,594	10,326	—	240,920	—	—	—	—
Oil & Gas UltraSector ProFund	201,131	—	—	201,131	116,869	—	—	116,869
Oil Equipment, Services & Distribution UltraSector ProFund	14,512	—	—	14,512	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	11,676	—	9,941	21,617
Real Estate UltraSector ProFund	276,537	—	24,604	301,141	140,649	—	—	140,649
Semiconductor UltraSector ProFund	530,298	86,731	—	617,029	70,057	112,189	—	182,246
Small-Cap Growth ProFund	—	—	—	—	—	659,882	—	659,882
Telecommunications UltraSector ProFund	—	—	—	—	231,016	—	—	231,016
UltraLatin America ProFund	72,224	—	—	72,224	46,898	—	—	46,898
Utilities UltraSector ProFund	150,805	—	—	150,805	141,221	—	—	141,221

As of the latest tax years ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$—	$—	$—	$(82,558,629)	$(61,905)	$(82,620,534)
Bull ProFund	91,202	297,125	—	(16,107)	23,318,358	23,690,578
Europe 30 ProFund	237,470	—	—	(9,367,412)	1,199,552	(7,930,390)
UltraBear ProFund	—	—	—	(122,934,085)	58,045	(122,876,040)
UltraBull ProFund	654,449	136,907	—	(31,180)	28,871,148	29,631,324
UltraJapan ProFund	—	428,386	—	—	—	428,386
UltraNASDAQ-100 ProFund	22,169,041	1,278,361	—	(102,645)	132,388,324	155,733,081
UltraShort NASDAQ-100 ProFund	—	—	—	(73,994,840)	164,004	(73,830,836)

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 283

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
October 31
Banks UltraSector ProFund	$—	$—	$—	$(2,097,287)	$4,773,558	$2,676,271
Basic Materials UltraSector ProFund	—	—	—	(4,379,225)	3,469,195	(910,030)
Biotechnology UltraSector ProFund	10,793,731	9,367,471	—	—	98,837,391	118,998,593
Consumer Goods UltraSector ProFund	56,882	117,251	—	—	2,357,526	2,531,659
Consumer Services UltraSector ProFund	981,388	878	—	—	11,811,649	12,793,915
Falling U.S. Dollar ProFund	—	—	—	(2,355,127)	—	(2,355,127)
Financials UltraSector ProFund	—	—	—	(3,743,494)	3,071,355	(672,139)
Health Care UltraSector ProFund	1,865,832	578,437	—	—	8,012,699	10,456,968
Industrials UltraSector ProFund	1,290,055	18,687	—	—	3,524,714	4,833,456
Internet UltraSector ProFund	13,317,112	1,920,559	—	—	46,177,498	61,415,169
Large-Cap Growth ProFund	313,526	24,367	—	—	8,724,800	9,062,693
Large-Cap Value ProFund	143,137	13,774	—	—	2,060,837	2,217,748
Mid-Cap ProFund	3,830,710	181,063	—	—	5,916,570	9,928,343
Mid-Cap Growth ProFund	—	—	—	(1,522,457)	2,156,968	634,511
Mid-Cap Value ProFund	391,729	470,269	—	—	1,678,571	2,540,569
Mobile Telecommunications UltraSector ProFund	—	—	—	(4,773,989)	373,010	(4,400,979)
NASDAQ-100 ProFund	652,502	—	—	—	26,586,610	27,239,112
Oil & Gas UltraSector ProFund	156,739	—	—	(9,925,092)	8,106,908	(1,661,445)
Oil Equipment, Services & Distribution UltraSector ProFund	248,058	—	—	(14,857,399)	(883,400)	(15,492,741)
Pharmaceuticals UltraSector ProFund	206,756	251,076	—	—	1,857,858	2,315,690
Precious Metals UltraSector ProFund	—	—	—	(61,253,220)	(3,127,384)	(64,380,604)
Real Estate UltraSector ProFund	—	—	—	(2,554,234)	2,491,777	(62,457)
Rising Rates Opportunity ProFund	—	—	—	(150,399,095)	(301,381)	(150,700,476)
Rising Rates Opportunity 10 ProFund	—	—	—	(19,913,615)	(4,718)	(19,918,333)
Rising U.S. Dollar ProFund	—	—	—	(275,137)	—	(275,137)
Semiconductor UltraSector ProFund	25,338,509	33,428	—	—	61,390,822	86,762,759
Short NASDAQ-100 ProFund	—	—	—	(20,887,528)	(9,184)	(20,896,712)
Short Oil & Gas ProFund	—	—	—	(10,422,686)	(25,377)	(10,448,063)
Short Precious Metals ProFund	—	—	—	(13,138,988)	225,821	(12,913,167)
Short Real Estate ProFund	—	—	—	(28,340,222)	1,600	(28,338,622)
Short Small-Cap ProFund	—	—	—	(28,233,259)	6,595	(28,226,664)
Small-Cap ProFund	—	—	—	(257,373)	816,383	559,010
Small-Cap Growth ProFund	—	—	—	(397,692)	3,090,051	2,692,359
Small-Cap Value ProFund	—	—	—	(80,017)	1,975,728	1,895,711
Technology UltraSector ProFund	2,764,108	98,191	—	—	15,317,010	18,179,309
Telecommunications UltraSector ProFund	157,415	—	—	(1,380,657)	229,559	(993,683)
U.S. Government Plus ProFund	—	—	—	(5,337,287)	160,752	(5,176,535)
UltraChina ProFund	348,919	—	—	(6,609,560)	4,976,664	(1,283,977)
UltraDow 30 ProFund	1,333,716	228,620	—	—	9,528,367	11,090,703
UltraEmerging Markets ProFund	66,295	—	—	(26,952,846)	6,956,654	(19,929,897)
UltraInternational ProFund	—	—	—	(335,764)	231,006	(104,758)
UltraLatin America ProFund	—	—	—	(13,694,437)	1,100,099	(12,594,338)
UltraMid-Cap ProFund	5,977,243	1,286,674	—	—	16,502,233	23,766,150
UltraShort China ProFund	—	—	—	(9,481,583)	(71,044)	(9,552,627)
UltraShort Dow 30 ProFund	—	—	—	(22,068,513)	18,347	(22,050,166)
UltraShort Emerging Markets ProFund	—	—	—	(21,933,596)	(24,131)	(21,957,727)
UltraShort International ProFund	—	—	—	(24,782,537)	(31,506)	(24,814,043)
UltraShort Japan ProFund	—	—	—	(12,702,874)	—	(12,702,874)
UltraShort Latin America ProFund	—	—	—	(18,556,907)	714,858	(17,842,049)
UltraShort Mid-Cap ProFund	—	—	—	(11,742,022)	7,408	(11,734,614)
UltraShort Small-Cap ProFund	—	—	—	(63,970,641)	53,549	(63,917,092)
UltraSmall-Cap ProFund	674,354	76,199	—	—	8,929,184	9,679,737
Utilities UltraSector ProFund	151,105	—	—	(3,106,448)	4,668,366	1,713,023

284 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2017 and December 31, 2017, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2018 and December 31, 2018:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Bear ProFund	$86,479
UltraBear ProFund	306,819

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Banks UltraSector ProFund	$7,460
Basic Materials UltraSector ProFund	54,923
Bull ProFund	16,107
Falling U.S. Dollar ProFund	29,436
Financials UltraSector ProFund	61,018
Mid-Cap Growth ProFund	97,820
Mobile Telecommunications UltraSector ProFund	127,564
Precious Metals UltraSector ProFund	223,239
Rising Rates Opportunity ProFund	344,798
Rising Rates Opportunity 10 ProFund	92,909
Rising U.S. Dollar ProFund	275,137
Short NASDAQ-100 ProFund	28,993
Short Oil & Gas ProFund	26,322
Short Precious Metals ProFund	56,996
Short Real Estate ProFund	9,162
Short Small-Cap ProFund	49,433
Small-Cap ProFund	220,808
Small-Cap Growth ProFund	144,927
Small-Cap Value ProFund	80,017
U.S. Government Plus ProFund	22,810
UltraBull ProFund	31,180
UltraInternational ProFund	113,863
UltraLatin America ProFund	14,219
UltraNASDAQ-100 ProFund	102,645
UltraShort China ProFund	18,943
UltraShort Dow 30 ProFund	42,912
UltraShort Emerging Markets ProFund	35,454
UltraShort International ProFund	35,829
UltraShort Japan ProFund	19,231
UltraShort Latin America ProFund	64,185
UltraShort Mid-Cap ProFund	18,314
UltraShort Small-Cap ProFund	107,792

As of the end of their respective tax years ended October 31, 2017 and December 31, 2017, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	Expiring 2018	Expiring 2019	No Expiration Date	Total
Banks UltraSector ProFund	$—	$2,089,827	$—	$2,089,827
Basic Materials UltraSector ProFund	2,208,186	2,116,116	—	4,324,302
Bear ProFund	27,224,744	—	55,247,406	82,472,150
Europe 30 ProFund	5,293,628	—	4,073,784	9,367,412
Falling U.S. Dollar ProFund	243,456	51,785	2,030,450	2,325,691
Financials UltraSector ProFund	2,990,547	691,929	—	3,682,476
Mid-Cap Growth ProFund	—	—	1,424,637	1,424,637
Mobile Telecommunications UltraSector ProFund	2,009,584	1,089,654	1,547,187	4,646,425

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 285

Fund	Expiring 2018	Expiring 2019	No Expiration Date	Total
Oil & Gas UltraSector ProFund	$—	$—	$9,925,092	$9,925,092
Oil Equipment, Services & Distribution UltraSector ProFund	2,172,937	5,736,807	6,947,655	14,857,399
Precious Metals UltraSector ProFund	—	1,987,217	59,042,764	61,029,981
Real Estate UltraSector ProFund	—	2,554,234	—	2,554,234
Rising Rates Opportunity ProFund	56,646,735	54,674,918	38,732,644	150,054,297
Rising Rates Opportunity 10 ProFund	11,518,808	4,908,249	3,393,649	19,820,706
Short NASDAQ-100 ProFund	3,277,560	—	17,580,975	20,858,535
Short Oil & Gas ProFund	7,992,827	714,439	1,689,098	10,396,364
Short Precious Metals ProFund	4,821,283	854,572	7,406,137	13,081,992
Short Real Estate ProFund	22,825,780	1,934,290	3,570,990	28,331,060
Short Small-Cap ProFund	15,009,115	1,034,222	12,140,489	28,183,826
Small-Cap ProFund	—	—	36,565	36,565
Small-Cap Growth ProFund	—	—	252,765	252,765
Telecommunications UltraSector ProFund	—	—	1,380,657	1,380,657
U.S. Government Plus ProFund	—	—	5,314,477	5,314,477
UltraBear ProFund	45,770,369	—	76,856,897	122,627,266
UltraChina ProFund	—	4,228,133	2,381,427	6,609,560
UltraEmerging Markets ProFund	9,632,451	10,206,592	7,113,803	26,952,846
UltraInternational ProFund	—	221,901	—	221,901
UltraLatin America ProFund	5,526,655	—	8,153,563	13,680,218
UltraShort China ProFund	2,251,078	1,732,067	5,479,495	9,462,640
UltraShort Dow 30 ProFund	3,456,513	2,986,357	15,582,731	22,025,601
UltraShort Emerging Markets ProFund	8,202,601	3,280,040	10,415,501	21,898,142
UltraShort International ProFund	6,213,490	5,098,054	13,435,164	24,746,708
UltraShort Japan ProFund	799,099	3,511,877	8,372,667	12,683,643
UltraShort Latin America ProFund	5,432,825	888,460	12,171,437	18,492,722
UltraShort Mid-Cap ProFund	3,530,168	1,209,276	6,984,264	11,723,708
UltraShort NASDAQ-100 ProFund	24,229,670	—	49,765,170	73,994,840
UltraShort Small-Cap ProFund	22,897,260	8,705,776	32,259,813	63,862,849
Utilities UltraSector ProFund	—	814,961	2,291,487	3,106,448

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

At January 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities and derivative instruments, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banks UltraSector ProFund	$62,060,329	$12,715,311	$(2,695,043)	$10,020,268
Basic Materials UltraSector ProFund	77,180,911	6,685,536	(1,604,860)	5,080,676
Bear ProFund	14,382,000	123,589	(203,584)	(79,995)
Biotechnology UltraSector ProFund	178,596,719	140,210,160	(5,099,787)	135,110,373
Bull ProFund	65,160,472	30,164,601	(3,113,716)	27,050,885
Consumer Goods UltraSector ProFund	7,707,696	3,135,294	(404,064)	2,731,230
Consumer Services UltraSector ProFund	52,761,252	17,982,663	(753,737)	17,228,926
Europe 30 ProFund	19,819,925	4,459,600	(2,157,910)	2,301,690
Falling U.S. Dollar ProFund	2,177,000	70,792	—	70,792
Financials UltraSector ProFund	22,629,148	7,965,464	(3,393,030)	4,572,434
Health Care UltraSector ProFund	13,327,864	10,349,477	(736,846)	9,612,631
Industrials UltraSector ProFund	38,054,713	7,134,485	(983,100)	6,151,385
Internet UltraSector ProFund	115,812,305	59,695,785	(4,105,768)	55,590,017
Large-Cap Growth ProFund	20,355,528	11,571,055	(779,851)	10,791,204
Large-Cap Value ProFund	8,331,237	3,545,991	(1,137,783)	2,408,208
Mid-Cap ProFund	56,685,656	8,706,123	(1,362,917)	7,343,206
Mid-Cap Growth ProFund	11,065,202	3,482,479	(780,418)	2,702,061
Mid-Cap Value ProFund	6,447,855	2,085,782	(747,424)	1,338,358
Mobile Telecommunications UltraSector ProFund	1,225,133	904,154	(130,737)	773,417
NASDAQ-100 ProFund	42,976,647	33,785,287	(967,120)	32,818,167
Oil & Gas UltraSector ProFund	36,558,770	11,508,971	(3,092,337)	8,416,634
Oil Equipment, Services & Distribution UltraSector ProFund	13,335,434	2,377,268	(3,245,134)	(867,866)

286 :: Notes to Financial Statements :: January 31, 2018 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Pharmaceuticals UltraSector ProFund	$4,736,595	$2,617,299	$(579,575)	$2,037,724
Precious Metals UltraSector ProFund	26,315,473	7,476,512	(8,975,929)	(1,499,417)
Real Estate UltraSector ProFund	4,794,720	3,211,529	(847,195)	2,364,334
Rising Rates Opportunity ProFund	26,871,000	800,687	—	800,687
Rising Rates Opportunity 10 ProFund	6,731,000	113,502	—	113,502
Rising U.S. Dollar ProFund	7,216,000	—	(287,391)	(287,391)
Semiconductor UltraSector ProFund	241,690,200	67,566,665	(5,726,217)	61,840,448
Short NASDAQ-100 ProFund	2,280,000	13,145	(52,123)	(38,978)
Short Oil & Gas ProFund	3,396,000	144,978	—	144,978
Short Precious Metals ProFund	8,176,000	165,182	—	165,182
Short Real Estate ProFund	1,481,000	9,337	—	9,337
Short Small-Cap ProFund	1,549,000	21,398	(3,214)	18,184
Small-Cap ProFund	30,421,632	2,036,496	(1,069,680)	966,816
Small-Cap Growth ProFund	13,445,238	5,050,250	(1,028,406)	4,021,844
Small-Cap Value ProFund	31,965,434	3,378,542	(2,507,543)	870,999
Technology UltraSector ProFund	74,521,890	19,333,239	(1,701,536)	17,631,703
Telecommunications UltraSector ProFund	2,014,027	682,632	(156,494)	526,138
U.S. Government Plus ProFund	30,127,173	—	(635,546)	(635,546)
UltraBear ProFund	8,722,000	170,468	(44,921)	125,547
UltraBull ProFund	166,501,269	46,869,684	(12,371,780)	34,497,904
UltraChina ProFund	52,132,089	12,580,653	(4,534,868)	8,045,785
UltraDow 30 ProFund	65,429,317	14,746,758	(1,948,774)	12,797,984
UltraEmerging Markets ProFund	54,266,975	14,674,403	(4,276,964)	10,397,439
UltraInternational ProFund	23,166,000	—	(512,026)	(512,026)
UltraJapan ProFund	27,769,000	1,940,163	—	1,940,163
UltraLatin America ProFund	48,661,019	13,088,450	(7,203,849)	5,884,601
UltraMid-Cap ProFund	98,459,697	26,248,538	(6,529,768)	19,718,770
UltraNASDAQ-100 ProFund	365,855,131	177,455,697	(24,610,665)	152,845,032
UltraShort China ProFund	6,976,000	—	(92,791)	(92,791)
UltraShort Dow 30 ProFund	2,784,000	53,169	(24,186)	28,983
UltraShort Emerging Markets ProFund	6,367,000	45,724	—	45,724
UltraShort International ProFund	2,220,000	45,451	—	45,451
UltraShort Japan ProFund	1,429,000	19,365	—	19,365
UltraShort Latin America ProFund	2,685,000	2,906	—	2,906
UltraShort Mid-Cap ProFund	1,794,000	43,229	(7,927)	35,302
UltraShort NASDAQ-100 ProFund	11,707,000	124,467	—	124,467
UltraShort Small-Cap ProFund	6,593,000	206,970	(6,428)	200,542
UltraSmall-Cap ProFund	94,737,001	13,000,947	(4,845,481)	8,155,466
Utilities UltraSector ProFund	12,616,236	4,279,619	(661,857)	3,617,762

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of January 31, 2018, Rising U.S. Dollar ProFund is owed $744,294 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar

ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $94,755, and is included in “Receivable for closed forward currency contracts” on the

January 31, 2018 (unaudited) :: Notes to Financial Statements :: 287

Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $649,539 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2018.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNASDAQ-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Bear ProFund, UltraEmerging Markets ProFund, UltraShort NASDAQ-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2015, the NASDAQ-100 ProFund underwent a 3-for-1 split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

Effective February 24, 2014, the Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

The effect of the share split transactions will be to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions will be to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of these ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

11. Shareholder Concentration

From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of a ProFund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote (which may differ from control as determined in accordance with GAAP). As of January 31, 2018, a single shareholder account was deemed a significant shareholder of each UltraShort China ProFund and UltraShort Emerging Markets ProFund. The ownership percentage of total shares outstanding of each UltraShort China ProFund and UltraShort Emerging Markets ProFund was 54% and 60%, respectively.

12. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds financial statements.

288 :: Board Approval of Investment Advisory Agreement :: January 31, 2018 (unaudited)

At a meeting held on September 11-12, 2017, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust, on behalf of each of its series (each a “Fund” and collectively the “Funds”) (the “Advisory Agreement”). Certain Funds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement for each Fund were fair and reasonable and in the best interests of such Fund and its shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)                     detailed information about the advisory services provided by the Advisor;

(ii)                  the Advisor’s Form ADV;

(iii)               biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the various Funds;

(iv)              information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(iv)              information regarding advisory fees earned versus advisory fees waived for previous periods;

(v)                 performance information for prior periods;

(vi)              comparative industry fee data;

(vii)           information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;

(ix)              information regarding trade allocation and best execution;

(x)                 information about the financial condition of the Advisor; and

(xi)              information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to their deliberations. In addition, the Independent Trustees retained the services of an independent consultant, Fuse Research Network (“FUSE”), to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements with respect to the Funds. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 11-12, 2017, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds’ investment results and performance data, at its regular meetings throughout the year. The Board’s conclusions with respect to the renewal of the Advisory Agreement with respect to a Fund may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors they deemed relevant, including, among other things:

(i)                     the nature, extent and quality of the services that were provided to each Fund by the Advisor;

(ii)                  the costs of the services provided and the profits realized by the Advisor from its relationship with the Funds;

(iii)               the investment performance of the Funds; and

(iv)              the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•        the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

•        the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, the Geared Funds need to be rebalanced each day, an activity not typical of traditional index funds;

•        the differences in managing the non-geared Funds, including the unique asset classes and investment strategies for certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

•        the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•        the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•        the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•        the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk; and

•        information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds.

The Board also reviewed the Advisor’s compliance program, including specific activities associated with the both the Geared and non-geared Funds, and discussed with the Funds’ Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were

January 31, 2018 (unaudited) :: Board Approval of Investment Advisory Agreement :: 289

warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that, with respect to each Fund, (i) the investment advisory services provided by the Advisor were of high quality, (ii) the Advisor successfully achieved the investment goals of the Fund, (iii) the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were only a limited number of fund complexes that offer Geared Funds and few fund complexes whose funds have investment goals, investment styles and operations substantially similar to the Funds. Notwithstanding this challenge, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board reviewed information prepared by FUSE Research Network (“FUSE”), comparing management and expense information for each Fund to that of a peer group determined by FUSE. The Board noted that, by design, certain of the Funds are unique and therefore no fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees after taking waivers and reimbursements into account. They considered, among other things, the nature of the investments and the frequency of the rebalancing needed to maintain the portfolio of investments held by the Funds in light of the Funds’ strategies and shareholder base.

The Board considered and discussed the fees charged and the services provided by the Advisor as sub-advisor to certain series of the Ivy Funds, noting the differences between services provided by the Advisor to each Fund.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were reasonable given the services provided.

Profitability

The Board considered the significant drivers of cost incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Funds.

The Board recognized that it is difficult to compare the Advisor’s profitability to that of other fund managers because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2017, as applicable. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund’s total return.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Matching and Geared Funds’ shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

290 :: Board Approval of Investment Advisory Agreement :: January 31, 2018 (unaudited)

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/18

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (59.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,372	$343,686
A.O. Smith Corp. (Building Products)	336	22,438
Abbott Laboratories (Health Care Equipment & Supplies)	3,976	247,148
AbbVie, Inc. (Biotechnology)	3,640	408,480
Accenture PLC - Class A (IT Services)	1,400	224,980
Activision Blizzard, Inc. (Software)	1,736	128,690
Acuity Brands, Inc. (Electrical Equipment)	84	12,973
Adobe Systems, Inc.* (Software)	1,120	223,731
Advance Auto Parts, Inc. (Specialty Retail)	168	19,654
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,876	25,776
Aetna, Inc. (Health Care Providers & Services)	756	141,236
Affiliated Managers Group, Inc. (Capital Markets)	140	27,948
Aflac, Inc. (Insurance)	896	79,027
Agilent Technologies, Inc. (Life Sciences Tools & Services)	728	53,457
Air Products & Chemicals, Inc. (Chemicals)	504	84,858
Akamai Technologies, Inc.* (Internet Software & Services)	392	26,260
Alaska Air Group, Inc. (Airlines)	280	18,404
Albemarle Corp. (Chemicals)	252	28,121
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	224	29,053
Alexion Pharmaceuticals, Inc.* (Biotechnology)	504	60,137
Align Technology, Inc.* (Health Care Equipment & Supplies)	168	44,016
Allegion PLC (Building Products)	224	19,289
Allergan PLC (Pharmaceuticals)	756	136,277
Alliance Data Systems Corp. (IT Services)	112	28,746
Alliant Energy Corp. (Electric Utilities)	532	21,147
Alphabet, Inc.* - Class A (Internet Software & Services)	672	794,452
Alphabet, Inc.* - Class C (Internet Software & Services)	700	818,959
Altria Group, Inc. (Tobacco)	4,340	305,276
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	924	1,340,621
Ameren Corp. (Multi-Utilities)	560	31,713
American Airlines Group, Inc. (Airlines)	980	53,234
American Electric Power Co., Inc. (Electric Utilities)	1,120	77,034
American Express Co. (Consumer Finance)	1,652	164,210
American International Group, Inc. (Insurance)	2,044	130,652
American Tower Corp. (Equity Real Estate Investment Trusts)	980	144,747
American Water Works Co., Inc. (Water Utilities)	420	34,931
Ameriprise Financial, Inc. (Capital Markets)	336	56,683
AmerisourceBergen Corp. (Health Care Providers & Services)	364	36,280
AMETEK, Inc. (Electrical Equipment)	532	40,592
Amgen, Inc. (Biotechnology)	1,652	307,355
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	700	64,939
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,260	75,663
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	840	77,179
Andeavor (Oil, Gas & Consumable Fuels)	336	36,342
ANSYS, Inc.* (Software)	196	31,683
Anthem, Inc. (Health Care Providers & Services)	588	145,736
Aon PLC (Insurance)	560	79,615
Apache Corp. (Oil, Gas & Consumable Fuels)	868	38,947
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	364	15,230
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,704	1,959,600
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,436	130,643
Aptiv PLC* (Auto Components)	616	58,447
Archer-Daniels-Midland Co. (Food Products)	1,288	55,320
Arconic, Inc. (Aerospace & Defense)	952	28,617
Arthur J. Gallagher & Co. (Insurance)	420	28,694
Assurant, Inc. (Insurance)	112	10,246
AT&T, Inc. (Diversified Telecommunication Services)	14,000	524,299
Autodesk, Inc.* (Software)	504	58,272
Automatic Data Processing, Inc. (IT Services)	1,008	124,619
AutoZone, Inc.* (Specialty Retail)	56	42,865
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	308	52,483
Avery Dennison Corp. (Containers & Packaging)	196	24,045
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	980	31,507
Ball Corp. (Containers & Packaging)	812	31,083
Bank of America Corp. (Banks)	22,120	707,840
Baxter International, Inc. (Health Care Equipment & Supplies)	1,148	82,690
BB&T Corp. (Banks)	1,792	98,900
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	616	149,651
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,396	942,414
Best Buy Co., Inc. (Specialty Retail)	588	42,959
Biogen, Inc.* (Biotechnology)	476	165,558
BlackRock, Inc. - Class A (Capital Markets)	280	157,304
BorgWarner, Inc. (Auto Components)	448	25,204
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	364	45,030
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,136	87,683
Brighthouse Financial, Inc.* (Insurance)	224	14,394
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,724	233,122
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	924	229,180
Brown-Forman Corp. - Class B (Beverages)	448	31,046
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	308	28,170

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
CA, Inc. (Software)	728	$26,099
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,064	28,036
Cadence Design Systems, Inc.* (Software)	644	28,890
Campbell Soup Co. (Food Products)	448	20,854
Capital One Financial Corp. (Consumer Finance)	1,092	113,524
Cardinal Health, Inc. (Health Care Providers & Services)	728	52,263
CarMax, Inc.* (Specialty Retail)	420	29,975
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	924	66,168
Caterpillar, Inc. (Machinery)	1,344	218,777
CBOE Holdings, Inc. (Capital Markets)	252	33,866
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	700	31,983
CBS Corp. - Class B (Media)	840	48,392
Celgene Corp.* (Biotechnology)	1,792	181,279
Centene Corp.* (Health Care Providers & Services)	392	42,038
CenterPoint Energy, Inc. (Multi-Utilities)	980	27,616
CenturyLink, Inc. (Diversified Telecommunication Services)	2,212	39,396
Cerner Corp.* (Health Care Technology)	728	50,327
CF Industries Holdings, Inc. (Chemicals)	532	22,578
Charter Communications, Inc.* - Class A (Media)	448	169,009
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	2,072	7,252
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,340	544,019
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	56	18,187
Chubb, Ltd. (Insurance)	1,064	166,144
Church & Dwight Co., Inc. (Household Products)	560	27,356
Cigna Corp. (Health Care Providers & Services)	560	116,676
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	224	25,133
Cincinnati Financial Corp. (Insurance)	336	25,838
Cintas Corp. (Commercial Services & Supplies)	196	33,016
Cisco Systems, Inc. (Communications Equipment)	11,284	468,738
Citigroup, Inc. (Banks)	6,020	472,450
Citizens Financial Group, Inc. (Banks)	1,120	51,408
Citrix Systems, Inc.* (Software)	336	31,167
CME Group, Inc. (Capital Markets)	784	120,328
CMS Energy Corp. (Multi-Utilities)	644	28,819
Cognizant Technology Solutions Corp. (IT Services)	1,344	104,805
Colgate-Palmolive Co. (Household Products)	2,016	149,668
Comcast Corp. - Class A (Media)	10,640	452,520
Comerica, Inc. (Banks)	392	37,326
ConAgra Foods, Inc. (Food Products)	924	35,112
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	336	52,900
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,716	159,728
Consolidated Edison, Inc. (Multi-Utilities)	700	56,252
Constellation Brands, Inc. - Class A (Beverages)	392	86,032
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,988	62,065
Costco Wholesale Corp. (Food & Staples Retailing)	1,008	196,429
Coty, Inc. (Personal Products)	1,064	20,865
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	924	104,200
CSRA, Inc. (IT Services)	364	12,114
CSX Corp. (Road & Rail)	2,044	116,038
Cummins, Inc. (Machinery)	364	68,432
CVS Health Corp. (Food & Staples Retailing)	2,324	182,876
D.R. Horton, Inc. (Household Durables)	784	38,455
Danaher Corp. (Health Care Equipment & Supplies)	1,400	141,792
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	280	26,838
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	336	26,221
Deere & Co. (Machinery)	728	121,154
Delta Air Lines, Inc. (Airlines)	1,484	84,246
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	532	32,351
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,204	49,809
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	476	53,288
Discover Financial Services (Consumer Finance)	840	67,032
Discovery Communications, Inc.* - Class A (Media)	364	9,125
Discovery Communications, Inc.* - Class C (Media)	476	11,357
Dish Network Corp.* - Class A (Media)	532	24,951
Dollar General Corp. (Multiline Retail)	588	60,635
Dollar Tree, Inc.* (Multiline Retail)	532	61,180
Dominion Resources, Inc. (Multi-Utilities)	1,456	111,297
Dover Corp. (Machinery)	364	38,660
DowDuPont, Inc. (Chemicals)	5,348	404,201
Dr. Pepper Snapple Group, Inc. (Beverages)	420	50,127
DTE Energy Co. (Multi-Utilities)	420	44,369
Duke Energy Corp. (Electric Utilities)	1,596	125,285
Duke Realty Corp. (Equity Real Estate Investment Trusts)	812	21,445
DXC Technology Co. (IT Services)	644	64,110
E*TRADE Financial Corp.* (Capital Markets)	616	32,463
Eastman Chemical Co. (Chemicals)	336	33,324
Eaton Corp. PLC (Electrical Equipment)	1,008	84,642
eBay, Inc.* (Internet Software & Services)	2,212	89,763
Ecolab, Inc. (Chemicals)	588	80,956
Edison International (Electric Utilities)	756	47,273
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	476	60,252

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares		Value
Electronic Arts, Inc.* (Software)	700		$88,872
Eli Lilly & Co. (Pharmaceuticals)	2,212		180,167
Emerson Electric Co. (Electrical Equipment)	1,456		105,166
Entergy Corp. (Electric Utilities)	420		33,050
Envision Healthcare Corp.* (Health Care Providers & Services)	280		10,077
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,316		151,340
EQT Corp. (Oil, Gas & Consumable Fuels)	560		30,402
Equifax, Inc. (Professional Services)	280		34,980
Equinix, Inc. (Equity Real Estate Investment Trusts)	168		76,472
Equity Residential (Equity Real Estate Investment Trusts)	840		51,752
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	140		32,617
Everest Re Group, Ltd. (Insurance)	84		19,303
Eversource Energy (Electric Utilities)	728		45,930
Exelon Corp. (Electric Utilities)	2,184		84,106
Expedia, Inc. (Internet & Direct Marketing Retail)	280		35,843
Expeditors International of Washington, Inc. (Air Freight & Logistics)	392		25,460
Express Scripts Holding Co.* (Health Care Providers & Services)	1,288		101,984
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	280		23,374
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,660		843,319
F5 Networks, Inc.* (Communications Equipment)	140		20,236
Facebook, Inc.* - Class A (Internet Software & Services)	5,432		1,015,187
Fastenal Co. (Trading Companies & Distributors)	644		35,394
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	168		20,294
FedEx Corp. (Air Freight & Logistics)	560		146,989
Fidelity National Information Services, Inc. (IT Services)	756		77,384
Fifth Third Bancorp (Banks)	1,596		52,828
First Horizon National Corp. (Banks)	—	†	7
FirstEnergy Corp. (Electric Utilities)	1,008		33,163
Fiserv, Inc.* (IT Services)	476		67,040
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	308		15,773
Flowserve Corp. (Machinery)	308		13,959
Fluor Corp. (Construction & Engineering)	308		18,696
FMC Corp. (Chemicals)	308		28,130
Foot Locker, Inc. (Specialty Retail)	280		13,762
Ford Motor Co. (Automobiles)	8,904		97,677
Fortive Corp. (Machinery)	700		53,214
Fortune Brands Home & Security, Inc. (Building Products)	364		25,819
Franklin Resources, Inc. (Capital Markets)	756		32,062
Freeport-McMoRan, Inc.* (Metals & Mining)	3,080		60,060
Garmin, Ltd. (Household Durables)	252		15,861
Gartner, Inc.* (IT Services)	196		27,193
General Dynamics Corp. (Aerospace & Defense)	644		143,277
General Electric Co. (Industrial Conglomerates)	19,768		319,649
General Mills, Inc. (Food Products)	1,288		75,335
General Motors Co. (Automobiles)	2,912		123,498
Genuine Parts Co. (Distributors)	336		34,968
GGP, Inc. (Equity Real Estate Investment Trusts)	1,428		32,887
Gilead Sciences, Inc. (Biotechnology)	2,968		248,718
Global Payments, Inc. (IT Services)	364		40,688
H & R Block, Inc. (Diversified Consumer Services)	476		12,633
Halliburton Co. (Energy Equipment & Services)	1,988		106,756
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	840		18,245
Harley-Davidson, Inc. (Automobiles)	392		18,996
Harris Corp. (Communications Equipment)	280		44,626
Hartford Financial Services Group, Inc. (Insurance)	812		47,713
Hasbro, Inc. (Leisure Products)	252		23,831
HCA Holdings, Inc.* (Health Care Providers & Services)	644		65,147
HCP, Inc. (Equity Real Estate Investment Trusts)	1,064		25,621
Helmerich & Payne, Inc. (Energy Equipment & Services)	252		18,152
Henry Schein, Inc.* (Health Care Providers & Services)	364		27,548
Hess Corp. (Oil, Gas & Consumable Fuels)	616		31,114
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,640		59,696
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	448		38,371
Hologic, Inc.* (Health Care Equipment & Supplies)	616		26,303
Honeywell International, Inc. (Industrial Conglomerates)	1,736		277,187
Hormel Foods Corp. (Food Products)	616		21,147
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,680		34,877
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,808		88,803
Humana, Inc. (Health Care Providers & Services)	336		94,695
Huntington Bancshares, Inc. (Banks)	2,464		39,868
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	112		26,604
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	196		36,660
IHS Markit, Ltd.* (Professional Services)	840		40,094
Illinois Tool Works, Inc. (Machinery)	700		121,569
Illumina, Inc.* (Life Sciences Tools & Services)	336		78,167
Incyte Corp.* (Biotechnology)	392		35,394
Ingersoll-Rand PLC (Machinery)	560		52,993
Intel Corp. (Semiconductors & Semiconductor Equipment)	10,668		513,557

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Intercontinental Exchange, Inc. (Capital Markets)	1,344	$99,241
International Business Machines Corp. (IT Services)	1,960	320,852
International Flavors & Fragrances, Inc. (Chemicals)	168	25,250
International Paper Co. (Containers & Packaging)	952	59,844
Intuit, Inc. (Software)	560	94,024
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	252	108,781
Invesco, Ltd. (Capital Markets)	924	33,384
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	336	34,336
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	616	21,578
J.B. Hunt Transport Services, Inc. (Road & Rail)	196	23,683
Jacobs Engineering Group, Inc. (Construction & Engineering)	280	19,449
Johnson & Johnson (Pharmaceuticals)	6,132	847,381
Johnson Controls International PLC (Building Products)	2,100	82,173
JPMorgan Chase & Co. (Banks)	7,924	916,569
Juniper Networks, Inc. (Communications Equipment)	868	22,698
Kansas City Southern Industries, Inc. (Road & Rail)	224	25,341
Kellogg Co. (Food Products)	560	38,142
KeyCorp (Banks)	2,464	52,730
Kimberly-Clark Corp. (Household Products)	812	95,004
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	980	15,592
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,368	78,537
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	364	39,967
Kohl’s Corp. (Multiline Retail)	392	25,390
L Brands, Inc. (Specialty Retail)	560	28,050
L3 Technologies, Inc. (Aerospace & Defense)	168	35,693
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	224	39,088
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	364	69,713
Leggett & Platt, Inc. (Household Durables)	308	14,325
Lennar Corp. - Class A (Household Durables)	476	29,826
Leucadia National Corp. (Diversified Financial Services)	728	19,707
Lincoln National Corp. (Insurance)	504	41,731
LKQ Corp.* (Distributors)	700	29,421
Lockheed Martin Corp. (Aerospace & Defense)	560	198,716
Loews Corp. (Insurance)	616	31,816
Lowe’s Cos., Inc. (Specialty Retail)	1,904	199,406
LyondellBasell Industries N.V. - Class A (Chemicals)	728	87,244
M&T Bank Corp. (Banks)	336	64,102
Macy’s, Inc. (Multiline Retail)	700	18,165
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,932	35,143
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,120	77,582
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	701	103,227
Marsh & McLennan Cos., Inc. (Insurance)	1,176	98,220
Martin Marietta Materials, Inc. (Construction Materials)	140	31,944
Masco Corp. (Building Products)	728	32,512
MasterCard, Inc. - Class A (IT Services)	2,128	359,632
Mattel, Inc. (Leisure Products)	784	12,419
McCormick & Co., Inc. (Food Products)	280	30,456
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,820	311,474
McKesson Corp. (Health Care Providers & Services)	476	80,387
Medtronic PLC (Health Care Equipment & Supplies)	3,080	264,541
Merck & Co., Inc. (Pharmaceuticals)	6,244	369,957
MetLife, Inc. (Insurance)	2,408	115,753
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	56	37,815
MGM Resorts International (Hotels, Restaurants & Leisure)	1,148	41,845
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	336	22,176
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	532	50,657
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,632	115,071
Microsoft Corp. (Software)	17,584	1,670,657
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	252	24,033
Mohawk Industries, Inc.* (Household Durables)	140	39,348
Molson Coors Brewing Co. - Class B (Beverages)	420	35,288
Mondelez International, Inc. - Class A (Food Products)	3,416	151,670
Monsanto Co. (Chemicals)	1,008	122,774
Monster Beverage Corp.* (Beverages)	952	64,955
Moody’s Corp. (Capital Markets)	392	63,422
Morgan Stanley (Capital Markets)	3,164	178,924
Motorola Solutions, Inc. (Communications Equipment)	364	36,203
Mylan N.V.* (Pharmaceuticals)	1,232	52,791
National Oilwell Varco, Inc. (Energy Equipment & Services)	868	31,838
Navient Corp. (Consumer Finance)	588	8,379
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	616	37,884
Netflix, Inc.* (Internet & Direct Marketing Retail)	980	264,894
Newell Rubbermaid, Inc. (Household Durables)	1,120	29,613
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	448	14,184
Newmont Mining Corp. (Metals & Mining)	1,204	48,774
News Corp. - Class A (Media)	868	14,851

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
News Corp. - Class B (Media)	280	$4,886
NextEra Energy, Inc. (Electric Utilities)	1,064	168,558
Nielsen Holdings PLC (Professional Services)	756	28,282
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,996	204,388
NiSource, Inc. (Multi-Utilities)	756	18,658
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,120	34,182
Nordstrom, Inc. (Multiline Retail)	252	12,426
Norfolk Southern Corp. (Road & Rail)	644	97,167
Northern Trust Corp. (Capital Markets)	476	50,166
Northrop Grumman Corp. (Aerospace & Defense)	392	133,488
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	420	25,511
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	700	18,207
Nucor Corp. (Metals & Mining)	728	48,747
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,372	337,238
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,736	130,148
Omnicom Group, Inc. (Media)	532	40,778
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	868	51,090
Oracle Corp. (Software)	6,944	358,241
O’Reilly Automotive, Inc.* (Specialty Retail)	196	51,879
PACCAR, Inc. (Machinery)	812	60,543
Packaging Corp. of America (Containers & Packaging)	224	28,141
Parker-Hannifin Corp. (Machinery)	308	62,037
Patterson Cos., Inc. (Health Care Providers & Services)	196	7,034
Paychex, Inc. (IT Services)	728	49,686
PayPal Holdings, Inc.* (IT Services)	2,576	219,784
Pentair PLC (Machinery)	364	26,026
People’s United Financial, Inc. (Banks)	784	15,421
PepsiCo, Inc. (Beverages)	3,248	390,734
PerkinElmer, Inc. (Life Sciences Tools & Services)	252	20,200
Perrigo Co. PLC (Pharmaceuticals)	308	27,911
Pfizer, Inc. (Pharmaceuticals)	13,580	503,003
PG&E Corp. (Electric Utilities)	1,176	49,898
Philip Morris International, Inc. (Tobacco)	3,528	378,307
Phillips 66 (Oil, Gas & Consumable Fuels)	980	100,352
Pinnacle West Capital Corp. (Electric Utilities)	252	20,147
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	392	71,701
PNC Financial Services Group, Inc. (Banks)	1,092	172,558
PPG Industries, Inc. (Chemicals)	588	69,813
PPL Corp. (Electric Utilities)	1,568	49,972
Praxair, Inc. (Chemicals)	644	104,000
Principal Financial Group, Inc. (Insurance)	616	41,642
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,204	78,392
Prudential Financial, Inc. (Insurance)	980	116,444
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,148	59,547
Public Storage (Equity Real Estate Investment Trusts)	336	65,775
PulteGroup, Inc. (Household Durables)	616	19,607
PVH Corp. (Textiles, Apparel & Luxury Goods)	168	26,053
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	280	20,096
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,360	229,320
Quanta Services, Inc.* (Construction & Engineering)	364	14,010
Quest Diagnostics, Inc. (Health Care Providers & Services)	308	32,593
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	140	16,003
Range Resources Corp. (Oil, Gas & Consumable Fuels)	504	7,182
Raymond James Financial, Inc. (Capital Markets)	280	26,989
Raytheon Co. (Aerospace & Defense)	672	140,408
Realty Income Corp. (Equity Real Estate Investment Trusts)	644	34,254
Red Hat, Inc.* (Software)	392	51,501
Regency Centers Corp. (Equity Real Estate Investment Trusts)	336	21,138
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	168	61,597
Regions Financial Corp. (Banks)	2,632	50,613
Republic Services, Inc. - Class A (Commercial Services & Supplies)	532	36,602
ResMed, Inc. (Health Care Equipment & Supplies)	336	33,865
Robert Half International, Inc. (Professional Services)	280	16,206
Rockwell Automation, Inc. (Electrical Equipment)	280	55,241
Rockwell Collins, Inc. (Aerospace & Defense)	364	50,410
Roper Technologies, Inc. (Industrial Conglomerates)	224	62,852
Ross Stores, Inc. (Specialty Retail)	868	71,515
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	392	52,352
S&P Global, Inc. (Capital Markets)	588	106,487
Salesforce.com, Inc.* (Software)	1,568	178,611
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	280	48,860
SCANA Corp. (Multi-Utilities)	336	13,655
Schlumberger, Ltd. (Energy Equipment & Services)	3,164	232,806
Scripps Networks Interactive, Inc. - Class A (Media)	224	19,710
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	672	37,094
Sealed Air Corp. (Containers & Packaging)	420	19,887
Sempra Energy (Multi-Utilities)	560	59,931
Signet Jewelers, Ltd. (Specialty Retail)	140	7,406
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	700	114,360

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	420	$40,828
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	224	22,516
Snap-on, Inc. (Machinery)	140	23,983
Southwest Airlines Co. (Airlines)	1,232	74,906
Stanley Black & Decker, Inc. (Machinery)	336	55,853
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,248	184,518
State Street Corp. (Capital Markets)	840	92,543
Stericycle, Inc.* (Commercial Services & Supplies)	196	14,771
Stryker Corp. (Health Care Equipment & Supplies)	728	119,669
SunTrust Banks, Inc. (Banks)	1,092	77,204
Symantec Corp. (Software)	1,400	38,122
Synchrony Financial (Consumer Finance)	1,680	66,662
Synopsys, Inc.* (Software)	336	31,117
Sysco Corp. (Food & Staples Retailing)	1,092	68,654
T. Rowe Price Group, Inc. (Capital Markets)	560	62,513
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	644	30,294
Target Corp. (Multiline Retail)	1,232	92,671
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	812	83,254
TechnipFMC PLC (Energy Equipment & Services)	1,008	32,720
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,240	245,661
Textron, Inc. (Aerospace & Defense)	588	34,498
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,512	17,479
The Allstate Corp. (Insurance)	812	80,201
The Bank of New York Mellon Corp. (Capital Markets)	2,324	131,771
The Boeing Co. (Aerospace & Defense)	1,288	456,429
The Charles Schwab Corp. (Capital Markets)	2,716	144,871
The Clorox Co. (Household Products)	308	43,641
The Coca-Cola Co. (Beverages)	8,736	415,747
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	112	27,403
The Estee Lauder Cos., Inc. - Class A (Personal Products)	504	68,020
The Gap, Inc. (Specialty Retail)	504	16,753
The Goldman Sachs Group, Inc. (Capital Markets)	812	217,528
The Goodyear Tire & Rubber Co. (Auto Components)	560	19,499
The Hershey Co. (Food Products)	308	33,982
The Home Depot, Inc. (Specialty Retail)	2,660	534,394
The Interpublic Group of Cos., Inc. (Media)	896	19,613
The JM Smucker Co. - Class A (Food Products)	252	31,976
The Kraft Heinz Co. (Food Products)	1,372	107,551
The Kroger Co. (Food & Staples Retailing)	2,016	61,206
The Macerich Co. (Equity Real Estate Investment Trusts)	252	16,272
The Mosaic Co. (Chemicals)	812	22,168
The NASDAQ OMX Group, Inc. (Capital Markets)	252	20,389
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	112	214,150
The Procter & Gamble Co. (Household Products)	5,824	502,844
The Progressive Corp. (Insurance)	1,316	71,196
The Sherwin-Williams Co. (Chemicals)	196	81,754
The Southern Co. (Electric Utilities)	2,296	103,573
The TJX Cos., Inc. (Specialty Retail)	1,456	116,946
The Travelers Cos., Inc. (Insurance)	616	92,351
The Walt Disney Co. (Media)	3,444	374,260
The Western Union Co. (IT Services)	1,036	21,538
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,876	58,888
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	924	207,078
Tiffany & Co. (Specialty Retail)	224	23,890
Time Warner, Inc. (Media)	1,764	168,197
Torchmark Corp. (Insurance)	252	22,894
Total System Services, Inc. (IT Services)	392	34,833
Tractor Supply Co. (Specialty Retail)	280	21,350
TransDigm Group, Inc. (Aerospace & Defense)	112	35,494
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	252	8,737
Twenty-First Century Fox, Inc. - Class A (Media)	2,408	88,855
Twenty-First Century Fox, Inc. - Class B (Media)	1,008	36,782
Tyson Foods, Inc. - Class A (Food Products)	672	51,146
U.S. Bancorp (Banks)	3,584	204,790
UDR, Inc. (Equity Real Estate Investment Trusts)	616	22,502
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	140	31,094
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	420	5,821
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	420	5,397
Union Pacific Corp. (Road & Rail)	1,792	239,231
United Continental Holdings, Inc.* (Airlines)	588	39,878
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,568	199,638
United Rentals, Inc.* (Trading Companies & Distributors)	196	35,498
United Technologies Corp. (Aerospace & Defense)	1,680	231,857
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,212	523,757
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	196	23,814
Unum Group (Insurance)	504	26,808
V.F. Corp. (Textiles, Apparel & Luxury Goods)	756	61,342
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,008	96,738
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	196	24,990

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Ventas, Inc. (Equity Real Estate Investment Trusts)	812	$45,448
VeriSign, Inc.* (Internet Software & Services)	196	22,524
Verisk Analytics, Inc.* - Class A (Professional Services)	364	36,418
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,296	502,635
Vertex Pharmaceuticals, Inc.* (Biotechnology)	588	98,120
Viacom, Inc. - Class B (Media)	812	27,137
Visa, Inc. - Class A (IT Services)	4,144	514,810
Vornado Realty Trust (Equity Real Estate Investment Trusts)	392	28,099
Vulcan Materials Co. (Construction Materials)	308	41,703
W.W. Grainger, Inc. (Trading Companies & Distributors)	112	30,202
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,988	149,617
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,332	355,190
Waste Management, Inc. (Commercial Services & Supplies)	924	81,709
Waters Corp.* (Life Sciences Tools & Services)	168	36,222
WEC Energy Group, Inc. (Multi-Utilities)	728	46,810
Wells Fargo & Co. (Banks)	10,108	664,904
Welltower, Inc. (Equity Real Estate Investment Trusts)	840	50,375
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	672	59,795
WestRock Co. (Containers & Packaging)	588	39,178
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,708	64,118
Whirlpool Corp. (Household Durables)	168	30,479
Willis Towers Watson PLC (Insurance)	308	49,425
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	224	27,805
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	196	32,456
Xcel Energy, Inc. (Electric Utilities)	1,148	52,395
Xerox Corp. (Technology Hardware, Storage & Peripherals)	476	16,246
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	560	40,891
XL Group, Ltd. (Insurance)	588	21,662
Xylem, Inc. (Machinery)	420	30,349
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	756	63,950
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	448	56,950
Zions Bancorp (Banks)	448	24,205
Zoetis, Inc. (Pharmaceuticals)	1,120	85,938
TOTAL COMMON STOCKS (Cost $25,844,121)		54,969,473

Repurchase Agreements(a)(b) (39.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%-1.27%, dated 1/31/18, due 2/1/18, total to be received $36,533,240	$36,532,000	$36,532,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,532,000)		36,532,000
TOTAL INVESTMENT SECURITIES (Cost $62,376,121) - 98.4%		91,501,473
Net other assets (liabilities) - 1.6%		1,514,383
NET ASSETS - 100.0%		$93,015,856

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,059,000.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	99	3/19/18	$13,028,101	$13,987,463	$959,362

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	2/27/18	2.02%	$18,206,939	$18,008,017	$(199,194)
S&P 500	UBS AG	2/27/18	1.87%	6,010,841	5,960,592	(50,284)
				$24,217,780	$23,968,609	$(249,478)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,515,491	1.6%
Air Freight & Logistics	400,257	0.4%
Airlines	270,668	0.3%
Auto Components	103,150	0.1%
Automobiles	240,171	0.3%
Banks	3,703,723	4.2%
Beverages	1,073,930	1.2%
Biotechnology	1,566,638	1.7%
Building Products	182,231	0.2%
Capital Markets	1,688,882	1.8%
Chemicals	1,195,171	1.3%
Commercial Services & Supplies	166,098	0.2%
Communications Equipment	592,501	0.6%
Construction & Engineering	52,155	0.1%
Construction Materials	73,647	0.1%
Consumer Finance	419,807	0.5%
Containers & Packaging	202,178	0.2%
Distributors	64,389	0.1%
Diversified Consumer Services	12,633	NM
Diversified Financial Services	962,121	1.0%
Diversified Telecommunication Services	1,066,330	1.1%
Electric Utilities	911,531	1.0%
Electrical Equipment	298,614	0.3%
Electronic Equipment, Instruments & Components	226,031	0.2%
Energy Equipment & Services	453,779	0.5%
Equity Real Estate Investment Trusts	1,436,682	1.5%
Food & Staples Retailing	1,013,972	1.1%
Food Products	652,691	0.7%
Health Care Equipment & Supplies	1,544,745	1.7%
Health Care Providers & Services	1,566,574	1.7%
Health Care Technology	50,327	0.1%
Hotels, Restaurants & Leisure	992,702	1.1%
Household Durables	217,514	0.2%
Household Products	818,513	0.9%
Independent Power & Renewable Electricity Producers	35,686	NM
Industrial Conglomerates	1,003,374	1.1%
Insurance	1,411,769	1.5%
Internet & Direct Marketing Retail	1,864,246	2.0%
Internet Software & Services	2,767,144	3.0%
IT Services	2,292,814	2.5%
Leisure Products	36,250	NM
Life Sciences Tools & Services	467,275	0.5%
Machinery	947,549	1.0%
Media	1,510,423	1.6%
Metals & Mining	157,581	0.2%
Multiline Retail	270,467	0.3%
Multi-Utilities	498,667	0.5%
Oil, Gas & Consumable Fuels	2,829,731	3.0%
Personal Products	88,885	0.1%
Pharmaceuticals	2,436,547	2.6%
Professional Services	155,980	0.2%
Real Estate Management & Development	31,983	NM
Road & Rail	501,460	0.5%
Semiconductors & Semiconductor Equipment	2,165,777	2.3%
Software	3,039,676	3.3%
Specialty Retail	1,251,898	1.3%
Technology Hardware, Storage & Peripherals	2,259,118	2.4%
Textiles, Apparel & Luxury Goods	389,719	0.4%
Tobacco	683,583	0.7%
Trading Companies & Distributors	101,094	0.1%
Water Utilities	34,931	NM
Other **	38,046,383	40.9%
Total	$93,015,856	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (22.6%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	306	$3,190
2U, Inc.* (Internet Software & Services)	255	18,939
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	663	6,789
8x8, Inc.* (Software)	612	10,832
A. Schulman, Inc. (Chemicals)	204	7,956
A10 Networks, Inc.* (Software)	459	2,814
AAON, Inc. (Building Products)	255	9,282
AAR Corp. (Aerospace & Defense)	204	8,256
Aaron’s, Inc. (Specialty Retail)	408	16,683
Abeona Therapeutics, Inc.* (Biotechnology)	459	7,000
Abercrombie & Fitch Co. - Class A (Specialty Retail)	510	10,562
ABM Industries, Inc. (Commercial Services & Supplies)	357	13,577
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,632	3,900
Acacia Research Corp.* (Professional Services)	663	2,420
Acadia Realty Trust (Equity Real Estate Investment Trusts)	510	12,526
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	204	5,896
Acceleron Pharma, Inc.* (Biotechnology)	204	8,468
ACCO Brands Corp.* (Commercial Services & Supplies)	714	8,461
Accuray, Inc.* (Health Care Equipment & Supplies)	816	4,610
Aceto Corp. (Health Care Providers & Services)	255	2,808
Achaogen, Inc.* (Biotechnology)	204	2,238
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,020	2,703
ACI Worldwide, Inc.* (Software)	714	16,736
Acorda Therapeutics, Inc.* (Biotechnology)	306	7,941
Actua Corp.* (Internet Software & Services)	255	3,978
Actuant Corp. - Class A (Machinery)	408	10,098
Acxiom Corp.* (IT Services)	510	13,806
Adtalem Global Education, Inc.* (Diversified Consumer Services)	357	16,422
ADTRAN, Inc. (Communications Equipment)	357	5,712
Aduro Biotech, Inc.* (Biotechnology)	357	2,249
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	204	4,971
Advanced Drainage Systems, Inc. (Building Products)	255	6,299
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	255	18,138
AdvanSix, Inc.* (Chemicals)	204	8,050
Advaxis, Inc.* (Biotechnology)	408	1,208
Aegion Corp.* (Construction & Engineering)	255	6,395
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	204	11,189
Aerohive Networks, Inc.* (Communications Equipment)	510	2,096
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	459	12,623
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	255	4,447
Agenus, Inc.* (Biotechnology)	867	3,130
Agree Realty Corp. (Equity Real Estate Investment Trusts)	153	7,365
Aimmune Therapeutics, Inc.* (Biotechnology)	255	8,979
Air Transport Services Group, Inc.* (Air Freight & Logistics)	357	8,875
Aircastle, Ltd. (Trading Companies & Distributors)	306	7,228
AK Steel Holding Corp.* (Metals & Mining)	1,989	10,064
Akebia Therapeutics, Inc.* (Biotechnology)	306	4,523
Albany International Corp. - Class A (Machinery)	204	12,944
Alder Biopharmaceuticals, Inc.* (Biotechnology)	357	5,052
Alexander & Baldwin, Inc. (Real Estate Management & Development)	481	12,755
Allegheny Technologies, Inc.* (Metals & Mining)	663	17,874
ALLETE, Inc. (Electric Utilities)	306	22,167
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,122	16,729
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	408	4,492
Altra Industrial Motion Corp. (Machinery)	204	10,690
AMAG Pharmaceuticals, Inc.* (Biotechnology)	306	4,391
Ambac Financial Group, Inc.* (Insurance)	357	5,783
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	204	10,282
AMC Entertainment Holdings, Inc. - Class A (Media)	357	4,570
Amedisys, Inc.* (Health Care Providers & Services)	204	10,938
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	255	8,991
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	561	9,902
American Eagle Outfitters, Inc. (Specialty Retail)	1,020	18,360
American Equity Investment Life Holding Co. (Insurance)	561	18,513
American Outdoor Brands Corp.* (Leisure Products)	357	4,259
American Software, Inc. - Class A (Software)	306	3,834
American States Water Co. (Water Utilities)	255	14,081
American Vanguard Corp. (Chemicals)	255	5,393
Ameris Bancorp (Banks)	255	13,655
Amicus Therapeutics, Inc.* (Biotechnology)	969	15,717
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	714	7,183
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	306	16,417
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	306	5,704
AmTrust Financial Services, Inc. (Insurance)	561	7,529

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Anavex Life Sciences Corp.* (Biotechnology)	459	$1,299
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	306	5,327
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	204	17,074
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,326	2,771
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	765	3,718
Apogee Enterprises, Inc. (Building Products)	204	9,284
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	612	11,120
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	255	18,805
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	765	2,555
Aratana Therapeutics, Inc.* (Pharmaceuticals)	459	2,125
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	612	1,481
ArcBest Corp. (Road & Rail)	204	7,252
Archrock, Inc. (Energy Equipment & Services)	510	4,743
Ardelyx, Inc.* (Biotechnology)	510	3,698
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	357	2,535
Arena Pharmaceuticals, Inc.* (Biotechnology)	306	11,451
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	255	3,231
Argo Group International Holdings, Ltd. (Insurance)	204	12,505
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	357	5,137
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	255	5,970
Armstrong Flooring, Inc.* (Building Products)	204	3,160
Array BioPharma, Inc.* (Biotechnology)	1,122	16,628
Artisan Partners Asset Management, Inc. (Capital Markets)	306	11,980
Ascena Retail Group, Inc.* (Specialty Retail)	1,581	3,415
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	306	2,760
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	663	4,270
Aspen Technology, Inc.* (Software)	459	35,550
Asterias Biotherapeutics, Inc.* (Biotechnology)	561	1,178
Atara Biotherapeutics, Inc.* (Biotechnology)	255	9,639
Athersys, Inc.* (Biotechnology)	1,581	2,767
Atkore International Group, Inc.* (Electrical Equipment)	255	5,962
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	1,224	2,570
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	153	8,614
AtriCure, Inc.* (Health Care Equipment & Supplies)	255	4,159
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	510	2,754
Avis Budget Group, Inc.* (Road & Rail)	459	20,637
Avista Corp. (Multi-Utilities)	408	20,547
AVX Corp. (Electronic Equipment, Instruments & Components)	357	6,405
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	204	5,284
AxoGen, Inc.* (Health Care Equipment & Supplies)	255	7,089
Axon Enterprise, Inc.* (Aerospace & Defense)	357	9,446
Axovant Sciences, Ltd.* (Biotechnology)	255	518
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	459	3,626
AZZ, Inc. (Electrical Equipment)	153	6,962
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	408	14,676
B&G Foods, Inc. - Class A (Food Products)	408	13,464
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	408	2,652
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	204	9,833
Balchem Corp. (Chemicals)	204	16,116
Banc of California, Inc. (Banks)	306	6,028
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	204	6,055
BancorpSouth Bank (Banks)	510	17,111
Bank Mutual Corp. (Thrifts & Mortgage Finance)	408	4,243
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	357	14,348
Banner Corp. (Banks)	204	11,085
Barnes & Noble Education, Inc.* (Specialty Retail)	357	2,374
Barnes & Noble, Inc. (Specialty Retail)	561	2,637
Barnes Group, Inc. (Machinery)	306	20,132
Barracuda Networks, Inc.* (Software)	204	5,620
Bazaarvoice, Inc.* (Internet Software & Services)	765	4,208
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	357	21,598
Beazer Homes USA, Inc.* (Household Durables)	306	5,673
Belden, Inc. (Electronic Equipment, Instruments & Components)	255	21,615
Bellicum Pharmaceutials, Inc.* (Biotechnology)	306	1,860
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	612	7,895
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	306	8,859
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	459	7,459
Berkshire Hills Bancorp, Inc. (Banks)	255	9,677
Big Lots, Inc. (Multiline Retail)	255	15,499
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	816	4,186

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	714	$3,213
BioScrip, Inc.* (Health Care Providers & Services)	1,275	3,557
BioTelemetry, Inc.* (Health Care Providers & Services)	204	6,967
BioTime, Inc.* (Biotechnology)	867	2,523
Black Hills Corp. (Multi-Utilities)	306	16,998
Blackbaud, Inc. (Software)	255	24,434
Blackhawk Network Holdings, Inc.* (IT Services)	357	16,226
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	612	13,482
Blucora, Inc.* (Internet Software & Services)	306	7,466
Blue Hills Bancorp, Inc. (Banks)	204	3,937
Bluebird Bio, Inc.* (Biotechnology)	255	52,249
Blueprint Medicines Corp.* (Biotechnology)	255	20,056
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	408	9,139
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	306	7,421
Boise Cascade Co. (Paper & Forest Products)	255	11,335
Boston Private Financial Holdings, Inc. (Banks)	561	8,639
Bottomline Technologies, Inc.* (Software)	255	9,308
Box, Inc.* - Class A (Internet Software & Services)	510	11,342
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	510	20,130
Brady Corp. - Class A (Commercial Services & Supplies)	306	11,705
Briggs & Stratton Corp. (Machinery)	306	7,399
Brightcove, Inc.* (Internet Software & Services)	408	2,754
Brinker International, Inc. (Hotels, Restaurants & Leisure)	306	11,120
Bristow Group, Inc. (Energy Equipment & Services)	408	6,287
BroadSoft, Inc.* (Software)	204	11,200
Brookline Bancorp, Inc. (Banks)	510	8,160
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	459	12,806
Builders FirstSource, Inc.* (Building Products)	612	13,109
C&J Energy Services, Inc.* (Energy Equipment & Services)	306	9,370
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153	15,589
CACI International, Inc.* - Class A (IT Services)	153	21,504
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,020	14,229
CalAmp Corp.* (Communications Equipment)	255	6,242
Caleres, Inc. (Specialty Retail)	306	9,070
Calgon Carbon Corp. (Chemicals)	357	7,622
California Resources Corp.* (Oil, Gas & Consumable Fuels)	357	7,543
California Water Service Group (Water Utilities)	306	12,454
Calithera Biosciences, Inc.* (Biotechnology)	306	2,448
Calix, Inc.* (Communications Equipment)	459	2,938
Callaway Golf Co. (Leisure Products)	612	9,039
Callidus Software, Inc.* (Software)	408	14,668
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,224	13,892
Cal-Maine Foods, Inc.* (Food Products)	204	8,680
Cambrex Corp.* (Life Sciences Tools & Services)	204	11,495
Cannae Holdings, Inc.* (Diversified Financial Services)	459	7,991
Cantel Medical Corp. (Health Care Equipment & Supplies)	204	22,630
Capital Senior Living Corp.* (Health Care Providers & Services)	255	2,876
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	816	10,673
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	663	5,443
Cara Therapeutics, Inc.* (Biotechnology)	255	3,741
Carbonite, Inc.* (Internet Software & Services)	204	5,141
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	204	5,041
Cardtronics PLC* - Class A (IT Services)	306	7,485
Career Education Corp.* (Diversified Consumer Services)	510	6,324
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	459	7,294
Carpenter Technology Corp. (Metals & Mining)	306	15,728
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	408	8,205
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	306	3,810
Cars.com, Inc.* (Internet Software & Services)	459	13,628
Cascadian Therapeutics, Inc.* (Biotechnology)	663	6,670
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	306	7,827
Castle Brands, Inc.* (Beverages)	1,377	1,528
Castlight Health, Inc.* - Class B (Health Care Technology)	765	2,831
Catalent, Inc.* (Pharmaceuticals)	714	33,230
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,071	3,631
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	357	4,702
Cathay General Bancorp, Inc. (Banks)	459	20,077
CBIZ, Inc.* (Professional Services)	357	5,891
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,122	6,238
CECO Environmental Corp. (Commercial Services & Supplies)	306	1,386
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	765	3,909

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Celldex Therapeutics, Inc.* (Biotechnology)	1,326	$3,660
CenterState Banks, Inc. (Banks)	357	9,278
Central European Media Enterprises, Ltd.* - Class A (Media)	816	3,876
Central Garden & Pet Co.* - Class A (Household Products)	255	9,619
Central Pacific Financial Corp. (Banks)	204	6,032
Century Aluminum Co.* (Metals & Mining)	357	7,943
Cerus Corp.* (Health Care Equipment & Supplies)	1,224	5,422
ChannelAdvisor Corp.* (Internet Software & Services)	255	2,321
Chart Industries, Inc.* (Machinery)	204	10,112
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	306	6,854
Chegg, Inc.* (Diversified Consumer Services)	561	9,717
Chemical Financial Corp. (Banks)	408	23,831
ChemoCentryx, Inc.* (Biotechnology)	357	3,338
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	408	11,167
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	663	13,837
Chico’s FAS, Inc. (Specialty Retail)	867	8,245
Chimerix, Inc.* (Biotechnology)	561	2,687
Ciena Corp.* (Communications Equipment)	816	17,364
Cimpress N.V.* (Internet Software & Services)	153	19,494
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	306	5,279
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	357	17,696
Citizens, Inc.* (Insurance)	459	3,640
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	306	3,574
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,377	2,162
Clear Channel Outdoor Holdings, Inc. (Media)	612	2,968
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,887	12,926
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	867	4,335
Clovis Oncology, Inc.* (Biotechnology)	255	15,428
CNO Financial Group, Inc. (Insurance)	1,020	25,081
CoBiz Financial, Inc. (Banks)	306	6,138
Codexis, Inc.* (Chemicals)	561	4,825
Coeur Mining, Inc.* (Metals & Mining)	1,173	9,431
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	255	11,500
Coherus Biosciences, Inc.* (Biotechnology)	306	3,091
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	255	5,806
Columbia Banking System, Inc. (Banks)	357	15,380
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	204	15,233
Comfort Systems USA, Inc. (Construction & Engineering)	255	10,863
CommerceHub, Inc.* (Internet Software & Services)	255	4,919
Commercial Metals Co. (Metals & Mining)	714	17,165
Commercial Vehicle Group, Inc.* (Machinery)	306	3,785
Community Bank System, Inc. (Banks)	306	16,310
Community Health Systems, Inc.* (Health Care Providers & Services)	714	4,034
CommVault Systems, Inc.* (Software)	255	13,604
Compass Minerals International, Inc. (Metals & Mining)	204	14,872
Conatus Pharmaceuticals, Inc.* (Biotechnology)	459	2,552
ConforMIS, Inc.* (Health Care Equipment & Supplies)	561	780
CONMED Corp. (Health Care Equipment & Supplies)	204	11,787
ConnectOne Bancorp, Inc. (Banks)	255	7,433
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	357	4,445
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	357	1,464
Continental Building Products, Inc.* (Building Products)	255	7,255
Control4 Corp.* (Electronic Equipment, Instruments & Components)	204	5,530
Convergys Corp. (IT Services)	561	13,054
Cooper Tire & Rubber Co. (Auto Components)	357	13,959
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	510	3,825
Corcept Therapeutics, Inc.* (Pharmaceuticals)	663	15,259
Core-Mark Holding Co., Inc. (Distributors)	306	6,760
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	1,479	1,701
Cornerstone OnDemand, Inc.* (Internet Software & Services)	306	12,586
Costamare, Inc. (Marine)	408	2,660
Cotiviti Holdings, Inc.* (Health Care Technology)	204	7,140
Coupa Software, Inc.* (Internet Software & Services)	204	7,799
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,448	22,031
Covanta Holding Corp. (Commercial Services & Supplies)	765	12,508
Cowen Group, Inc.* - Class A (Capital Markets)	255	3,302
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	306	7,421
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	612	21,120
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	612	8,268
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	306	4,287
CryoLife, Inc.* (Health Care Equipment & Supplies)	255	4,807
CSG Systems International, Inc. (IT Services)	204	9,215

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
CTS Corp. (Electronic Equipment, Instruments & Components)	255	$7,013
Cubic Corp. (Aerospace & Defense)	153	8,882
Curis, Inc.* (Biotechnology)	1,530	944
Curtiss-Wright Corp. (Aerospace & Defense)	255	33,317
Customers Bancorp, Inc.* (Banks)	204	6,253
CVB Financial Corp. (Banks)	612	14,321
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,020	6,875
Cytokinetics, Inc.* (Biotechnology)	357	3,284
Cytomx Therapeutics, Inc.* (Biotechnology)	255	6,821
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	357	3,306
Dana Holding Corp. (Auto Components)	867	28,602
Darling Ingredients, Inc.* (Food Products)	1,020	18,911
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	255	11,985
Dean Foods Co. (Food Products)	561	5,818
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	17,485
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	306	3,877
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	408	14,235
Deluxe Corp. (Commercial Services & Supplies)	306	22,726
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,162	7,684
Denny’s Corp.* (Hotels, Restaurants & Leisure)	510	7,645
Depomed, Inc.* (Pharmaceuticals)	459	3,374
Dermira, Inc.* (Pharmaceuticals)	255	7,273
DHI Group, Inc.* (Internet Software & Services)	867	1,561
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	816	2,823
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	459	8,115
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,224	14,394
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	459	8,469
Digi International, Inc.* (Communications Equipment)	306	3,167
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	255	4,845
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	255	7,188
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	357	9,635
Donnelley Financial Solutions, Inc.* (Capital Markets)	204	4,376
Dorman Products, Inc.* (Auto Components)	153	11,542
Dril-Quip, Inc.* (Energy Equipment & Services)	255	13,171
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	816	4,227
DSW, Inc. - Class A (Specialty Retail)	459	9,194
Durect Corp.* (Pharmaceuticals)	1,938	2,306
Dycom Industries, Inc.* (Construction & Engineering)	204	23,809
Dynavax Technologies Corp.* (Biotechnology)	459	7,390
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	816	10,216
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	459	2,984
Eagle Bancorp, Inc.* (Banks)	204	12,852
Eagle Bulk Shipping, Inc.* (Marine)	510	2,417
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	255	5,312
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	204	17,709
Ebix, Inc. (Software)	153	12,561
Echo Global Logistics, Inc.* (Air Freight & Logistics)	255	7,446
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,071	2,292
Editas Medicine, Inc.* (Biotechnology)	306	11,172
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	459	15,161
El Paso Electric Co. (Electric Utilities)	255	13,311
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	306	10,572
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	357	8,361
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	306	8,947
Ellie Mae, Inc.* (Software)	204	19,074
EMCOR Group, Inc. (Construction & Engineering)	357	29,017
EMCORE Corp.* (Communications Equipment)	306	2,066
Emergent BioSolutions, Inc.* (Biotechnology)	255	12,441
Employers Holdings, Inc. (Insurance)	204	8,650
Encompass Health Corp. (Health Care Providers & Services)	510	26,989
Encore Capital Group, Inc.* (Consumer Finance)	153	6,342
Endologix, Inc.* (Health Care Equipment & Supplies)	765	3,167
Endurance International Group Holdings, Inc.* (Internet Software & Services)	510	4,233
Energy Recovery, Inc.* (Machinery)	408	3,154
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	204	1,369
EnerSys (Electrical Equipment)	255	17,929
Ennis, Inc. (Commercial Services & Supplies)	204	4,060
Enova International, Inc.* (Consumer Finance)	306	5,477
Ensco PLCADR - Class A (Energy Equipment & Services)	1,938	11,434
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	867	28,221
Entercom Communications Corp. - Class A (Media)	306	3,381

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Entravision Communications Corp. - Class A (Media)	612	$4,253
Envestnet, Inc.* (Internet Software & Services)	255	13,706
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	357	2,628
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	561	1,072
EPAM Systems, Inc.* (IT Services)	306	35,950
Epizyme, Inc.* (Biotechnology)	357	5,766
Eros International PLC* (Media)	306	3,488
ESCO Technologies, Inc. (Machinery)	153	9,356
Essendant, Inc. (Commercial Services & Supplies)	306	2,769
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	459	21,353
Esterline Technologies Corp.* (Aerospace & Defense)	153	11,253
Ethan Allen Interiors, Inc. (Household Durables)	204	5,069
Etsy, Inc.* (Internet & Direct Marketing Retail)	765	14,351
Evercore Partners, Inc. - Class A (Capital Markets)	255	25,640
Everi Holdings, Inc.* (IT Services)	561	4,342
EVERTEC, Inc. (IT Services)	408	6,385
Evolent Health, Inc.* (Health Care Technology)	255	3,596
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	357	2,731
Exact Sciences Corp.* (Biotechnology)	663	32,957
ExlService Holdings, Inc.* (IT Services)	204	12,393
Exponent, Inc. (Professional Services)	153	11,345
Express, Inc.* (Specialty Retail)	663	4,628
Exterran Corp.* (Energy Equipment & Services)	255	7,364
Extreme Networks, Inc.* (Communications Equipment)	765	11,498
EZCORP, Inc.* - Class A (Consumer Finance)	459	5,416
Fabrinet* (Electronic Equipment, Instruments & Components)	255	6,327
Fair Isaac Corp. (Software)	204	35,223
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	1,173	6,534
Farmers National Banc Corp. (Banks)	255	3,723
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	357	2,910
Fate Therapeutics, Inc.* (Biotechnology)	714	6,526
FCB Financial Holdings, Inc.* - Class A (Banks)	204	11,179
Federal Signal Corp. (Machinery)	408	8,299
Ferro Corp.* (Chemicals)	561	13,195
FibroGen, Inc.* (Biotechnology)	357	20,901
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	3,917
Financial Engines, Inc. (Capital Markets)	357	10,157
Finisar Corp.* (Communications Equipment)	663	11,907
First Bancorp (Banks)	204	7,426
First BanCorp.* (Banks)	1,173	7,038
First Busey Corp. (Banks)	204	6,320
First Commonwealth Financial Corp. (Banks)	663	9,594
First Financial Bancorp (Banks)	408	11,628
First Financial Bankshares, Inc. (Banks)	408	18,952
First Foundation, Inc.* (Banks)	255	4,960
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	22,033
First Interstate Bancsys (Banks)	204	8,537
First Merchants Corp. (Banks)	255	11,006
First Midwest Bancorp, Inc. (Banks)	612	15,214
First of Long Island Corp. (The) (Banks)	204	5,732
FirstCash, Inc. (Consumer Finance)	306	22,368
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	1,275	6,566
Five Below, Inc.* (Specialty Retail)	306	19,868
Five Prime Therapeutics, Inc.* (Biotechnology)	204	4,080
Five9, Inc.* (Internet Software & Services)	357	9,286
Flexion Therapeutics, Inc.* (Biotechnology)	255	5,760
Flotek Industries, Inc.* (Chemicals)	459	2,525
Fluidigm Corp.* (Life Sciences Tools & Services)	561	3,439
Flushing Financial Corp. (Banks)	204	5,745
Forestar Group, Inc.* (Real Estate Management & Development)	306	7,466
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	510	7,319
Fortress Biotech, Inc.* (Biotechnology)	561	2,222
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	459	7,757
Forward Air Corp. (Air Freight & Logistics)	204	12,385
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	408	3,248
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	408	9,629
Fox Factory Holding Corp.* (Auto Components)	255	9,779
Francesca’s Holdings Corp.* (Specialty Retail)	357	2,081
Franklin Electric Co., Inc. (Machinery)	306	13,862
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	714	7,240
Frank’s International N.V. (Energy Equipment & Services)	459	3,176
Fred’s, Inc. - Class A (Multiline Retail)	357	1,182
Fresh Del Monte Produce, Inc. (Food Products)	204	9,651
Freshpet, Inc.* (Food Products)	255	4,692
Frontier Communications Corp. (Diversified Telecommunication Services)	510	4,177
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	714	3,284
FTI Consulting, Inc.* (Professional Services)	255	11,085
Fulton Financial Corp. (Banks)	1,020	18,564
FutureFuel Corp. (Chemicals)	255	3,417

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
GAIN Capital Holdings, Inc. (Capital Markets)	459	$3,351
Gannett Co., Inc. (Media)	816	9,629
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	306	6,181
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	2,295	2,292
GATX Corp. (Trading Companies & Distributors)	255	18,141
GCP Applied Technologies, Inc.* (Chemicals)	459	15,331
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	561	3,293
Generac Holdings, Inc.* (Electrical Equipment)	357	17,468
General Cable Corp. (Electrical Equipment)	357	10,603
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	204	8,554
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,071	1,050
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	357	1,942
Genocea Biosciences, Inc.* (Biotechnology)	459	418
Gentherm, Inc.* (Auto Components)	255	8,160
Genworth Financial, Inc.* - Class A (Insurance)	3,162	9,676
Geron Corp.* (Biotechnology)	1,377	3,374
Getty Realty Corp. (Equity Real Estate Investment Trusts)	204	5,353
Gibraltar Industries, Inc.* (Building Products)	204	7,568
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	306	11,429
Glacier Bancorp, Inc. (Banks)	459	18,002
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	204	3,876
Glaukos Corp.* (Health Care Equipment & Supplies)	204	6,122
Global Blood Therapeutics, Inc.* (Biotechnology)	255	14,765
Global Eagle Entertainment, Inc.* (Media)	816	2,358
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	459	8,418
Globalstar, Inc.* (Diversified Telecommunication Services)	3,162	3,320
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	459	21,132
Glu Mobile, Inc.* (Software)	1,173	4,387
Gms, Inc.* (Trading Companies & Distributors)	153	5,245
GNC Holdings, Inc.* - Class A (Specialty Retail)	561	2,440
Gogo, Inc.* (Internet Software & Services)	459	4,425
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	612	16,701
Gold Resource Corp. (Metals & Mining)	663	2,997
GoPro, Inc.* - Class A (Household Durables)	765	4,185
Government Properties Income Trust (Equity Real Estate Investment Trusts)	459	7,876
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	867	21,882
Grand Canyon Education, Inc.* (Diversified Consumer Services)	255	23,713
Granite Construction, Inc. (Construction & Engineering)	255	17,006
Gray Television, Inc.* (Media)	459	7,505
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	663	3,116
Great Western Bancorp, Inc. (Banks)	357	15,048
Green Dot Corp.* - Class A (Consumer Finance)	306	18,746
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	255	4,463
Greenhill & Co., Inc. (Capital Markets)	204	3,784
Greenlight Capital Re, Ltd.* - Class A (Insurance)	255	5,164
Greif, Inc. - Class A (Containers & Packaging)	153	9,045
Griffon Corp. (Building Products)	204	4,090
Groupon, Inc.* (Internet & Direct Marketing Retail)	2,346	12,410
GrubHub, Inc.* (Internet Software & Services)	510	36,847
GTT Communications, Inc.* (Internet Software & Services)	204	9,415
Guaranty BanCorp (Banks)	204	5,783
GUESS?, Inc. (Specialty Retail)	459	8,432
H&E Equipment Services, Inc. (Trading Companies & Distributors)	255	10,042
H.B. Fuller Co. (Chemicals)	306	15,866
Haemonetics Corp.* (Health Care Equipment & Supplies)	306	19,783
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	612	4,890
Halozyme Therapeutics, Inc.* (Biotechnology)	714	13,338
Halyard Health, Inc.* (Health Care Equipment & Supplies)	306	14,936
Hancock Holding Co. (Banks)	510	27,386
Hanmi Financial Corp. (Banks)	204	6,426
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	357	7,761
Harmonic, Inc.* (Communications Equipment)	714	2,606
Harsco Corp.* (Machinery)	510	9,129
Hawaiian Holdings, Inc. (Airlines)	306	11,429
HC2 Holdings, Inc.* (Construction & Engineering)	459	2,754
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	663	19,804
Healthcare Services Group, Inc. (Commercial Services & Supplies)	408	22,513
HealthEquity, Inc.* (Health Care Providers & Services)	306	15,490
HealthStream, Inc.* (Health Care Technology)	204	4,798
Heartland Express, Inc. (Road & Rail)	357	8,100
Heartland Financial USA, Inc. (Banks)	153	8,132
Hecla Mining Co. (Metals & Mining)	2,448	9,400
Helen of Troy, Ltd.* (Household Durables)	153	14,252

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,020	$7,681
Herc Holdings, Inc.* (Trading Companies & Distributors)	153	10,055
Heritage Commerce Corp. (Banks)	306	4,899
Heritage Financial Corp. (Banks)	204	6,283
Heritage Insurance Holdings, Inc. (Insurance)	255	4,343
Herman Miller, Inc. (Commercial Services & Supplies)	357	14,459
Heron Therapeutics, Inc.* (Biotechnology)	357	7,729
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	306	5,676
Hertz Global Holdings, Inc.* (Road & Rail)	459	10,525
HFF, Inc. - Class A (Real Estate Management & Development)	255	12,549
Hill International, Inc.* (Professional Services)	510	2,907
Hillenbrand, Inc. (Machinery)	408	18,074
Hilltop Holdings, Inc. (Banks)	459	12,021
HMS Holdings Corp.* (Health Care Technology)	561	9,610
HNI Corp. (Commercial Services & Supplies)	255	9,917
Home BancShares, Inc. (Banks)	765	18,368
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	204	6,008
Hope Bancorp, Inc. (Banks)	816	15,537
Horace Mann Educators Corp. (Insurance)	255	10,532
Horizon Global Corp.* (Auto Components)	255	2,155
Horizon Pharma PLC* (Pharmaceuticals)	1,020	14,841
Hortonworks, Inc.* (Internet Software & Services)	357	7,122
Hostess Brands, Inc.* (Food Products)	510	7,038
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	663	5,569
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,377	2,795
HRG Group, Inc.* (Household Products)	714	13,030
Hub Group, Inc.* - Class A (Air Freight & Logistics)	204	9,802
Hubspot, Inc.* (Software)	204	19,798
Hudson Technologies, Inc.* (Commercial Services & Supplies)	408	2,562
Huttig Building Products, Inc.* (Trading Companies & Distributors)	357	2,520
IBERIABANK Corp. (Banks)	306	25,857
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	510	638
IDACORP, Inc. (Electric Utilities)	306	26,401
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,530	2,800
Ignyta, Inc.* (Biotechnology)	459	12,347
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	357	15,226
ILG, Inc. (Hotels, Restaurants & Leisure)	663	20,824
IMAX Corp.* (Media)	357	7,086
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	357	3,706
ImmunoGen, Inc.* (Biotechnology)	816	7,491
Immunomedics, Inc.* (Biotechnology)	765	12,753
Impax Laboratories, Inc.* (Pharmaceuticals)	510	9,920
Imperva, Inc.* (Software)	204	8,925
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	561	2,581
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	561	5,156
Independent Bank Corp. (Banks)	153	10,917
Infinera Corp.* (Communications Equipment)	918	5,939
Information Services Group, Inc.* (IT Services)	561	2,390
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	306	5,808
Ingevity Corp.* (Chemicals)	255	18,500
InnerWorkings, Inc.* (Commercial Services & Supplies)	408	4,084
Innospec, Inc. (Chemicals)	153	10,985
Innoviva, Inc.* (Pharmaceuticals)	561	8,185
Inovalon Holdings, Inc.* (Health Care Technology)	459	5,967
Inovio Pharmaceuticals, Inc.* (Biotechnology)	561	2,558
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	255	7,617
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	255	9,466
Insmed, Inc.* (Biotechnology)	459	11,677
Insulet Corp.* (Health Care Equipment & Supplies)	357	27,322
Insys Therapeutics, Inc.* (Biotechnology)	255	2,412
Integer Holdings Corp.* (Health Care Equipment & Supplies)	204	10,231
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	357	18,800
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	816	24,398
Intelsat S.A.* (Diversified Telecommunication Services)	663	1,863
InterDigital, Inc. (Communications Equipment)	204	15,922
Interface, Inc. (Commercial Services & Supplies)	408	10,180
Internap Corp.* (Internet Software & Services)	255	4,266
International Bancshares Corp. (Banks)	357	14,816
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	255	4,256
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	204	9,466
Intersect ENT, Inc.* (Pharmaceuticals)	204	7,619
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	357	6,076
Intrepid Potash, Inc.* (Chemicals)	1,122	4,365
Invacare Corp. (Health Care Equipment & Supplies)	306	5,630
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	714	11,594

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Investment Technology Group, Inc. (Capital Markets)	255	$5,447
Investors Bancorp, Inc. (Banks)	1,530	20,946
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	918	5,205
Invitae Corp.* (Biotechnology)	357	2,460
Iovance Biotherapeutics, Inc.* (Biotechnology)	561	8,724
Iridium Communications, Inc.* (Diversified Telecommunication Services)	612	7,772
iRobot Corp.* (Household Durables)	153	13,579
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	816	12,085
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	510	5,381
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	408	2,758
Itron, Inc.* (Electronic Equipment, Instruments & Components)	204	14,933
J.C. Penney Co., Inc.* (Multiline Retail)	2,040	7,568
j2 Global, Inc. (Internet Software & Services)	255	20,396
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	204	18,562
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	306	3,932
John Bean Technologies Corp. (Machinery)	204	23,205
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,071	1,253
K12, Inc.* (Diversified Consumer Services)	255	4,424
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	306	6,447
Kaman Corp. - Class A (Trading Companies & Distributors)	153	9,593
KapStone Paper & Packaging Corp. (Paper & Forest Products)	561	19,433
Karyopharm Therapeutics, Inc.* (Biotechnology)	357	4,220
KB Home (Household Durables)	510	16,075
KBR, Inc. (Construction & Engineering)	918	18,672
Keane Group, Inc.* (Energy Equipment & Services)	255	4,215
Kearny Financial Corp. (Thrifts & Mortgage Finance)	561	7,742
Kelly Services, Inc. - Class A (Professional Services)	255	7,219
KEMET Corp.* (Electronic Equipment, Instruments & Components)	357	7,269
Kemper Corp. (Insurance)	255	16,537
Kennametal, Inc. (Machinery)	459	22,390
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	561	9,958
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	663	3,070
Kforce, Inc. (Professional Services)	204	5,294
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	255	4,718
Kimball International, Inc. - Class B (Commercial Services & Supplies)	306	5,682
Kindred Healthcare, Inc. (Health Care Providers & Services)	612	5,630
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	510	8,599
Klondex Mines, Ltd.* (Metals & Mining)	1,377	3,029
KLX, Inc.* (Aerospace & Defense)	306	21,622
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	459	22,854
Knoll, Inc. (Commercial Services & Supplies)	357	8,190
Knowles Corp.* (Electronic Equipment, Instruments & Components)	561	8,550
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	765	2,540
Korn/Ferry International (Professional Services)	306	13,635
Kraton Performance Polymers, Inc.* (Chemicals)	204	10,253
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	510	5,819
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	561	11,181
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	510	7,380
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	1,173	3,648
Lakeland Bancorp, Inc. (Banks)	306	6,151
Lakeland Financial Corp. (Banks)	153	7,355
Landec Corp.* (Food Products)	255	3,353
Lannett Co., Inc.* (Pharmaceuticals)	255	5,189
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	255	5,865
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	663	20,248
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	918	5,976
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	306	4,406
La-Z-Boy, Inc. (Household Durables)	306	9,226
LCI Industries (Auto Components)	153	16,868
LegacyTexas Financial Group, Inc. (Banks)	306	13,476
LendingClub Corp.* (Consumer Finance)	1,989	7,280
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	306	3,360
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,326	11,961
Liberty Braves Group* - Class C (Media)	255	5,995
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	510	4,488
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	561	2,412
Limelight Networks, Inc.* (Internet Software & Services)	918	4,021
Liquidity Services, Inc.* (Internet Software & Services)	357	1,714
Lithia Motors, Inc. - Class A (Specialty Retail)	153	19,119
LivaNova PLC* (Health Care Equipment & Supplies)	306	26,178

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
LivePerson, Inc.* (Internet Software & Services)	408	$4,876
Louisiana-Pacific Corp.* (Paper & Forest Products)	867	25,672
LSC Communications, Inc. (Commercial Services & Supplies)	255	3,488
LSI Industries, Inc. (Electrical Equipment)	306	2,430
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	255	10,450
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	204	5,700
Lumentum Holdings, Inc.* (Communications Equipment)	357	16,529
Luminex Corp. (Life Sciences Tools & Services)	306	6,178
M.D.C. Holdings, Inc. (Household Durables)	255	8,596
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	255	7,931
M/I Homes, Inc.* (Household Durables)	204	6,597
Macatawa Bank Corp. (Banks)	306	3,170
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	561	11,259
MacroGenics, Inc.* (Biotechnology)	255	5,755
Magellan Health, Inc.* (Health Care Providers & Services)	153	15,239
Maiden Holdings, Ltd. (Insurance)	510	3,596
MainSource Financial Group, Inc. (Banks)	204	8,027
ManTech International Corp. - Class A (IT Services)	204	10,622
MarineMax, Inc.* (Specialty Retail)	204	4,682
Marten Transport, Ltd. (Road & Rail)	357	8,282
Masimo Corp.* (Health Care Equipment & Supplies)	255	24,031
Masonite International Corp.* (Building Products)	204	14,229
MasTec, Inc.* (Construction & Engineering)	408	21,787
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	561	18,182
Matinas BioPharma Holdings, Inc.* (Biotechnology)	918	900
Matrix Service Co.* (Energy Equipment & Services)	306	5,477
Matson, Inc. (Marine)	306	10,469
Matthews International Corp. - Class A (Commercial Services & Supplies)	204	11,424
MAXIMUS, Inc. (IT Services)	357	24,340
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	408	10,522
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	459	2,658
MB Financial, Inc. (Banks)	459	19,636
MBIA, Inc.* (Insurance)	867	6,364
McDermott International, Inc.* (Energy Equipment & Services)	1,785	15,673
McGrath RentCorp (Commercial Services & Supplies)	153	7,313
MDC Partners, Inc.* - Class A (Media)	510	4,590
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	3,342
MediciNova, Inc.* (Biotechnology)	459	4,058
Medidata Solutions, Inc.* (Health Care Technology)	306	20,841
Melinta Therapeutics, Inc.* (Pharmaceuticals)	153	2,134
Mercury Systems, Inc.* (Aerospace & Defense)	306	14,694
Meredith Corp. (Media)	255	16,866
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	357	7,301
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	306	4,789
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	14,214
Meritage Homes Corp.* (Household Durables)	255	12,100
Meritor, Inc.* (Machinery)	561	15,304
Merrimack Pharmaceuticals, Inc. (Biotechnology)	204	2,142
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	255	10,417
MGE Energy, Inc. (Electric Utilities)	204	12,199
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,193	32,501
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	1,224	1,457
Milacron Holdings Corp.* (Machinery)	306	5,805
MiMedx Group, Inc.* (Biotechnology)	663	11,105
Mindbody, Inc.* (Internet Software & Services)	255	8,963
Minerals Technologies, Inc. (Chemicals)	204	15,331
Minerva Neurosciences, Inc.* (Biotechnology)	306	1,958
Mitek System, Inc.* (Software)	357	2,785
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	306	31,305
Mobile Mini, Inc. (Commercial Services & Supplies)	306	11,582
MobileIron, Inc.* (Software)	561	2,525
Model N, Inc.* (Software)	255	3,812
Modine Manufacturing Co.* (Auto Components)	357	8,336
Moelis & Co. (Capital Markets)	153	7,910
Molina Healthcare, Inc.* (Health Care Providers & Services)	255	23,297
Momenta Pharmaceuticals, Inc.* (Biotechnology)	510	8,670
MoneyGram International, Inc.* (IT Services)	255	3,080
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	459	7,844
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	255	30,376
Monotype Imaging Holdings, Inc. (Software)	306	7,329
Monro Muffler Brake, Inc. (Specialty Retail)	204	11,526
Moog, Inc.* - Class A (Aerospace & Defense)	204	18,372
MRC Global, Inc.* (Trading Companies & Distributors)	561	10,087

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
MSA Safety, Inc. (Commercial Services & Supplies)	204	$15,975
MSG Networks, Inc.* - Class A (Media)	408	9,792
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	357	6,069
Mueller Industries, Inc. (Machinery)	357	11,813
Mueller Water Products, Inc. - Class A (Machinery)	969	11,269
Myriad Genetics, Inc.* (Biotechnology)	408	15,047
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	204	5,053
Nantkwest, Inc.* (Biotechnology)	459	2,029
Natera, Inc.* (Biotechnology)	306	3,185
National Bank Holdings Corp. (Banks)	204	6,781
National CineMedia, Inc. (Media)	561	3,759
National General Holdings Corp. (Insurance)	357	7,147
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	255	17,985
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	306	7,763
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	255	4,524
Natus Medical, Inc.* (Health Care Equipment & Supplies)	204	6,334
Nautilus, Inc.* (Leisure Products)	255	3,277
Navigant Consulting, Inc.* (Professional Services)	357	7,326
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,479	1,154
Navios Maritime Holdings, Inc.* (Marine)	1,734	2,115
Navistar International Corp.* (Machinery)	306	14,024
NBT Bancorp, Inc. (Banks)	255	9,412
NCI Building Systems, Inc.* (Building Products)	306	5,646
Nektar Therapeutics* (Pharmaceuticals)	918	76,755
Neogen Corp.* (Health Care Equipment & Supplies)	255	15,053
NeoGenomics, Inc.* (Life Sciences Tools & Services)	510	3,937
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	357	2,003
NETGEAR, Inc.* (Communications Equipment)	204	14,219
NetScout Systems, Inc.* (Communications Equipment)	510	14,535
Nevro Corp.* (Health Care Equipment & Supplies)	153	12,280
New Jersey Resources Corp. (Gas Utilities)	510	19,788
New Media Investment Group, Inc. (Media)	408	6,895
New Relic, Inc.* (Internet Software & Services)	204	12,185
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	612	4,688
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	867	4,942
Newpark Resources, Inc.* (Energy Equipment & Services)	663	6,033
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	306	2,886
Nexstar Broadcasting Group, Inc. - Class A (Media)	255	19,151
NIC, Inc. (Internet Software & Services)	408	6,773
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	459	8,423
NN, Inc. (Machinery)	204	5,875
Noble Corp. PLC* (Energy Equipment & Services)	1,734	8,132
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	816	1,885
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	306	5,135
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	408	4,867
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	612	10,312
Northwest Natural Gas Co. (Gas Utilities)	204	11,699
NorthWestern Corp. (Multi-Utilities)	306	16,628
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	204	11,812
Novavax, Inc.* (Biotechnology)	3,009	6,078
Novocure, Ltd.* (Health Care Equipment & Supplies)	408	9,160
NOW, Inc.* (Trading Companies & Distributors)	663	7,817
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	255	4,802
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	459	8,675
Nutanix, Inc.* (Internet Software & Services)	255	8,186
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	204	8,823
NuVasive, Inc.* (Health Care Equipment & Supplies)	306	14,954
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	408	10,212
Nymox Pharmaceutical Corp.* (Biotechnology)	561	1,885
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,428	12,366
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	204	5,396
Oclaro, Inc.* (Communications Equipment)	1,071	6,362
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,122	3,781
Office Depot, Inc. (Specialty Retail)	3,060	9,945
OFG Bancorp (Banks)	408	4,651
Oil States International, Inc.* (Energy Equipment & Services)	357	11,424
Old National Bancorp (Banks)	816	14,117
Old Second Bancorp, Inc. (Banks)	306	4,498
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	306	16,998
OM Asset Management PLC (Capital Markets)	408	7,299
Omeros Corp.* (Pharmaceuticals)	306	4,954
Omnicell, Inc.* (Health Care Technology)	255	12,508
OMNOVA Solutions, Inc.* (Chemicals)	408	4,488

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
On Assignment, Inc.* (Professional Services)	306	$23,430
On Deck Capital, Inc.* (Diversified Financial Services)	612	2,754
ONE Gas, Inc. (Gas Utilities)	306	21,674
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	408	8,878
ORBCOMM, Inc.* (Diversified Telecommunication Services)	510	5,860
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	357	2,706
Organovo Holdings, Inc.* (Biotechnology)	1,122	1,571
Orion Marine Group, Inc.* (Construction & Engineering)	357	2,685
Oritani Financial Corp. (Thrifts & Mortgage Finance)	306	5,110
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	255	17,871
Otonomy, Inc.* (Biotechnology)	255	1,479
Otter Tail Corp. (Electric Utilities)	255	10,863
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	816	1,722
Owens & Minor, Inc. (Health Care Providers & Services)	357	7,518
P.H. Glatfelter Co. (Paper & Forest Products)	306	7,148
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	918	2,607
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	459	1,928
Pacific Premier Bancorp, Inc.* (Banks)	255	10,391
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	9,282
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	153	9,928
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	255	4,649
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	204	3,111
Parker Drilling Co.* (Energy Equipment & Services)	1,836	2,093
Party City Holdco, Inc.* (Specialty Retail)	255	3,698
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	459	9,465
Paycom Software, Inc.* (Software)	306	28,042
Paylocity Holding Corp.* (Software)	153	8,000
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	408	21,154
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	255	3,488
PDL BioPharma, Inc.* (Biotechnology)	1,530	4,223
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	306	12,365
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	408	15,912
Pegasystems, Inc. (Software)	204	10,373
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	510	16,274
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	510	5,692
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	459	7,528
Penumbra, Inc.* (Health Care Equipment & Supplies)	204	20,318
Perficient, Inc.* (IT Services)	255	4,939
Performance Food Group Co.* (Food & Staples Retailing)	459	15,767
PGT, Inc.* (Building Products)	408	6,508
PHH Corp.* (Thrifts & Mortgage Finance)	408	3,660
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	510	4,284
Physicians Realty Trust (Equity Real Estate Investment Trusts)	918	14,963
Pier 1 Imports, Inc. (Specialty Retail)	714	2,370
Pieris Pharmaceuticals, Inc.* (Biotechnology)	561	4,224
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	357	11,528
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,122	3,647
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	459	2,795
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	510	17,218
Plantronics, Inc. (Communications Equipment)	204	12,034
Plexus Corp.* (Electronic Equipment, Instruments & Components)	204	12,189
Plug Power, Inc.* (Electrical Equipment)	1,938	3,740
PNM Resources, Inc. (Electric Utilities)	459	17,488
PolyOne Corp. (Chemicals)	510	22,164
Portland General Electric Co. (Electric Utilities)	510	21,599
Portola Pharmaceuticals, Inc.* (Biotechnology)	306	15,701
Potlatch Corp. (Equity Real Estate Investment Trusts)	255	13,490
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	204	15,239
PRA Group, Inc.* (Consumer Finance)	306	10,940
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	255	23,220
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	255	4,251
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	306	12,800
Primerica, Inc. (Insurance)	255	25,754
Primo Water Corp.* (Beverages)	255	3,308
Primoris Services Corp. (Construction & Engineering)	255	6,630
Progenics Pharmaceuticals, Inc.* (Biotechnology)	612	3,580
Progress Software Corp. (Software)	306	15,248
Proofpoint, Inc.* (Software)	255	26,015
ProPetro Holding Corp.* (Energy Equipment & Services)	255	4,763
PROS Holdings, Inc.* (Software)	204	5,924
Prothena Corp. PLC* (Biotechnology)	255	10,659

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Proto Labs, Inc.* (Machinery)	153	$16,731
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	408	10,734
PTC Therapeutics, Inc.* (Biotechnology)	255	6,704
Puma Biotechnology, Inc.* (Biotechnology)	153	10,228
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	612	12,325
Q2 Holdings, Inc.* (Internet Software & Services)	204	8,639
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	306	15,239
Quad/Graphics, Inc. (Commercial Services & Supplies)	255	5,641
Quality Care Properties* (Equity Real Estate Investment Trusts)	612	8,262
Quality Systems, Inc.* (Health Care Technology)	357	4,641
Qualys, Inc.* (Software)	204	12,750
Quanex Building Products Corp. (Building Products)	255	5,279
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	357	2,210
Quidel Corp.* (Health Care Equipment & Supplies)	204	9,339
QuinStreet, Inc.* (Internet Software & Services)	612	5,710
Quotient Technology, Inc.* (Internet Software & Services)	561	6,620
Quotient, Ltd.* (Health Care Equipment & Supplies)	357	1,041
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	510	4,167
R1 RCM, Inc.* (Health Care Providers & Services)	918	4,728
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,275	28,139
Radiant Logistics, Inc.* (Air Freight & Logistics)	510	2,453
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	612	532
Radius Health, Inc.* (Biotechnology)	255	9,603
RadNet, Inc.* (Health Care Providers & Services)	408	4,141
RAIT Financial Trust (Equity Real Estate Investment Trusts)	1,173	750
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	714	9,018
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	561	7,416
Raven Industries, Inc. (Industrial Conglomerates)	255	9,830
Rayonier Advanced Materials, Inc. (Chemicals)	306	5,790
RealNetworks, Inc.* (Internet Software & Services)	459	1,423
RealPage, Inc.* (Software)	357	17,761
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	459	15,941
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	510	7,594
Regenxbio, Inc.* (Biotechnology)	255	6,834
Regis Corp.* (Diversified Consumer Services)	357	5,683
Renasant Corp. (Banks)	255	10,983
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	357	3,820
Rent-A-Center, Inc. (Specialty Retail)	357	3,866
Repligen Corp.* (Biotechnology)	204	7,215
Republic First Bancorp, Inc.* (Banks)	408	3,611
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	306	2,901
Resources Connection, Inc. (Professional Services)	255	4,169
Restoration Hardware, Inc.* (Specialty Retail)	204	19,174
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	663	12,179
Retrophin, Inc.* (Biotechnology)	306	7,316
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	408	12,114
Rexnord Corp.* (Machinery)	612	17,203
Ribbon Communications, Inc.* (Communications Equipment)	459	3,204
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,275	5,100
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	4,927
RingCentral, Inc.* - Class A (Software)	408	22,154
RLI Corp. (Insurance)	255	16,386
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	765	17,687
Roadrunner Transportation Systems, Inc.* (Road & Rail)	408	2,273
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	459	2,559
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	765	11,261
RPX Corp. (Professional Services)	357	5,012
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	612	2,754
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	6,681
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	204	11,026
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	255	6,044
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	255	19,520
S&T Bancorp, Inc. (Banks)	255	10,292
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	408	7,385
Safe Bulkers, Inc.* (Marine)	918	3,149
Sage Therapeutics, Inc.* (Biotechnology)	204	38,718
Saia, Inc.* (Road & Rail)	153	11,559
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	612	3,029
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	255	4,562
Sandy Spring Bancorp, Inc. (Banks)	153	5,786

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Sangamo BioSciences, Inc.* (Biotechnology)	612	$12,760
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	459	12,003
Sarepta Therapeutics, Inc.* (Biotechnology)	357	23,397
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	153	5,233
Schneider National, Inc. - Class B (Road & Rail)	255	7,466
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	204	6,977
Scholastic Corp. (Media)	204	7,838
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	204	9,237
Science Applications International Corp. (IT Services)	255	19,546
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	357	16,654
Scorpio Bulkers, Inc. (Marine)	561	4,264
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,326	3,527
Seacoast Banking Corp. of Florida* (Banks)	306	7,892
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	459	7,000
Select Income REIT (Equity Real Estate Investment Trusts)	408	9,123
Select Medical Holdings Corp.* (Health Care Providers & Services)	714	12,638
Selective Insurance Group, Inc. (Insurance)	357	20,795
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	408	11,689
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	408	14,606
Sensient Technologies Corp. (Chemicals)	255	18,322
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	612	991
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	153	6,304
ServiceSource International, Inc.* (IT Services)	816	2,774
ServisFirst Bancshares, Inc. (Banks)	306	12,981
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	306	10,404
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	459	7,023
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	204	13,903
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	459	2,593
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	24,531
Simmons First National Corp. - Class A (Banks)	204	12,005
Simpson Manufacturing Co., Inc. (Building Products)	255	14,979
Sinclair Broadcast Group, Inc. - Class A (Media)	459	17,029
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	204	15,537
SkyWest, Inc. (Airlines)	306	17,060
Sleep Number Corp.* (Specialty Retail)	255	9,598
Snyder’s-Lance, Inc. (Food Products)	510	25,490
Sonic Automotive, Inc. - Class A (Specialty Retail)	204	4,396
Sonic Corp. (Hotels, Restaurants & Leisure)	255	6,589
Sotheby’s* - Class A (Diversified Consumer Services)	255	13,454
South Jersey Industries, Inc. (Gas Utilities)	459	13,513
South State Corp. (Banks)	153	13,556
Southside Bancshares, Inc. (Banks)	204	7,003
Southwest Gas Corp. (Gas Utilities)	255	18,763
Spartan Motors, Inc. (Auto Components)	357	4,784
SpartanNash Co. (Food & Staples Retailing)	255	6,214
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	663	14,281
Spire, Inc. (Gas Utilities)	306	20,349
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	459	2,327
SPX Corp.* (Machinery)	306	9,563
SPX FLOW, Inc.* (Machinery)	255	11,824
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,326	13,194
STAAR Surgical Co.* (Health Care Equipment & Supplies)	408	6,406
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	561	14,205
State Bank Financial Corp. (Banks)	255	7,780
Steelcase, Inc. - Class A (Commercial Services & Supplies)	561	8,724
Sterling Bancorp (Banks)	765	18,934
Sterling Construction Co., Inc.* (Construction & Engineering)	306	4,269
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	357	16,493
Stifel Financial Corp. (Capital Markets)	408	27,549
Stoneridge, Inc.* (Auto Components)	255	6,207
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	357	7,636
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	306	5,493
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	663	10,270
Summit Materials, Inc.* - Class A (Construction Materials)	663	21,183
Sun Hydraulics Corp. (Machinery)	153	9,498
SunCoke Energy, Inc.* (Metals & Mining)	510	5,661
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	510	4,044
Sunrun, Inc.* (Electrical Equipment)	765	4,842
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,326	22,342
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	255	5,820
Superior Energy Services, Inc.* (Energy Equipment & Services)	969	10,126
Superior Industries International, Inc. (Auto Components)	204	3,437
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	306	11,949

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
SUPERVALU, Inc.* (Food & Staples Retailing)	255	$4,039
Sykes Enterprises, Inc.* (IT Services)	255	7,910
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	204	8,841
Synchronoss Technologies, Inc.* (Software)	357	2,870
Syneos Health, Inc.* (Life Sciences Tools & Services)	306	11,735
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,632	3,558
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	153	18,777
Syntel, Inc.* (IT Services)	255	5,750
Tailored Brands, Inc. (Specialty Retail)	408	9,870
Taylor Morrison Home Corp.* - Class A (Household Durables)	408	10,375
Team, Inc.* (Commercial Services & Supplies)	204	3,468
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	204	20,454
Teekay Corp. (Oil, Gas & Consumable Fuels)	561	4,578
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,479	1,878
Teladoc, Inc.* (Health Care Providers & Services)	357	13,352
Telenav, Inc.* (Software)	357	2,017
Teligent, Inc.* (Pharmaceuticals)	408	1,244
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	459	5,210
Tenet Healthcare Corp.* (Health Care Providers & Services)	510	9,629
Tenneco, Inc. (Auto Components)	306	17,751
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	306	10,894
Tetra Tech, Inc. (Commercial Services & Supplies)	357	17,743
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,122	4,308
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	408	2,383
Texas Capital Bancshares, Inc.* (Banks)	306	29,008
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	408	23,957
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	255	6,248
TG Therapeutics, Inc.* (Biotechnology)	408	4,692
The Andersons, Inc. (Food & Staples Retailing)	204	6,956
The Bancorp, Inc.* (Banks)	510	5,391
The Brink’s Co. (Commercial Services & Supplies)	255	21,267
The Buckle, Inc. (Specialty Retail)	255	5,113
The Cato Corp. - Class A (Specialty Retail)	204	2,424
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	255	12,543
The E.W. Scripps Co.* - Class A (Media)	408	6,532
The Ensign Group, Inc. (Health Care Providers & Services)	357	8,222
The Finish Line, Inc. - Class A (Specialty Retail)	306	3,467
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	714	16,101
The Greenbrier Cos., Inc. (Machinery)	204	10,231
The Hackett Group, Inc. (IT Services)	255	4,083
The KEYW Holding Corp.* (Aerospace & Defense)	408	2,734
The Manitowoc Co., Inc.* (Machinery)	255	10,220
The Medicines Co.* (Pharmaceuticals)	408	13,517
The Meet Group, Inc.* (Internet Software & Services)	714	1,971
The New York Times Co. - Class A (Media)	765	17,786
The Rubicon Project, Inc.* (Software)	510	979
The St Joe Co.* (Real Estate Management & Development)	357	6,712
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,224	7,197
Theravance Biopharma, Inc.* (Pharmaceuticals)	255	6,742
Thermon Group Holdings, Inc.* (Electrical Equipment)	255	5,911
Third Point Reinsurance, Ltd.* (Insurance)	561	7,994
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	357	6,929
Tile Shop Holdings, Inc. (Specialty Retail)	255	2,384
TimkenSteel Corp.* (Metals & Mining)	306	4,954
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	357	2,196
Titan International, Inc. (Machinery)	408	5,430
Tivity Health, Inc.* (Health Care Providers & Services)	255	9,881
TiVo Corp. (Software)	714	9,960
TopBuild Corp.* (Household Durables)	255	19,519
TowneBank (Banks)	357	10,906
Travelport Worldwide, Ltd. (IT Services)	816	11,106
Tredegar Corp. (Chemicals)	255	4,679
Trevena, Inc.* (Biotechnology)	918	1,496
Trex Co., Inc.* (Building Products)	204	22,763
TRI Pointe Group, Inc.* (Household Durables)	969	15,804
TriMas Corp.* (Machinery)	306	8,140
TriNet Group, Inc.* (Professional Services)	255	11,187
Trinseo SA (Chemicals)	255	21,024
Triple-S Management Corp.* (Health Care Providers & Services)	204	4,688
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	306	11,812
Triumph Group, Inc. (Aerospace & Defense)	306	8,920
Tronox, Ltd. - Class A (Chemicals)	459	9,010
TrueBlue, Inc.* (Professional Services)	306	8,369
TrueCar, Inc.* (Internet Software & Services)	408	4,810
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	714	6,140
Trustmark Corp. (Banks)	408	12,970
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	612	10,092
Tutor Perini Corp.* (Construction & Engineering)	255	6,311

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Twilio, Inc.* (Internet Software & Services)	408	$10,706
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	510	16,979
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	255	5,531
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,224	8,544
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	255	13,604
UMB Financial Corp. (Banks)	255	19,426
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	255	3,412
Umpqua Holdings Corp. (Banks)	1,275	27,603
Union Bankshares Corp. (Banks)	255	9,626
Unisys Corp.* (IT Services)	408	3,631
Unit Corp.* (Energy Equipment & Services)	357	8,650
United Bankshares, Inc. (Banks)	612	22,522
United Community Banks, Inc. (Banks)	459	14,541
United Community Financial Corp. (Thrifts & Mortgage Finance)	459	4,475
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,983
United Natural Foods, Inc.* (Food & Staples Retailing)	306	14,566
Universal Corp. (Tobacco)	153	7,344
Universal Insurance Holdings, Inc. (Insurance)	255	7,497
Univest Corp. of Pennsylvania (Banks)	204	5,712
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,836	2,883
Urban Edge Properties (Equity Real Estate Investment Trusts)	612	14,309
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	255	4,952
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	510	4,310
Valhi, Inc. (Chemicals)	612	3,543
Valley National Bancorp (Banks)	1,530	19,232
Vanda Pharmaceuticals, Inc.* (Biotechnology)	357	5,658
Varex Imaging Corp.* (Health Care Equipment & Supplies)	255	10,830
VASCO Data Security International, Inc.* (Software)	255	3,672
Vector Group, Ltd. (Tobacco)	561	11,949
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	306	5,095
Veracyte, Inc.* (Biotechnology)	306	1,955
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	714	12,624
Verint Systems, Inc.* (Software)	357	14,905
Versartis, Inc.* (Biotechnology)	255	510
Verso Corp.* - Class A (Paper & Forest Products)	561	9,010
ViaSat, Inc.* (Communications Equipment)	306	23,140
Viavi Solutions, Inc.* (Communications Equipment)	1,377	11,815
ViewRay, Inc.* (Health Care Equipment & Supplies)	408	3,643
VirnetX Holding Corp.* (Software)	561	1,935
Virtu Financial, Inc. - Class A (Capital Markets)	204	3,896
Virtusa Corp.* (IT Services)	204	9,102
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	816	17,910
Vista Outdoor, Inc.* (Leisure Products)	357	5,409
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	612	2,111
Vocera Communications, Inc.* (Health Care Technology)	204	5,977
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,326	14,837
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,224	5,924
Wabash National Corp. (Machinery)	408	10,539
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	510	11,730
WageWorks, Inc.* (Professional Services)	204	12,352
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	204	9,476
Washington Federal, Inc. (Thrifts & Mortgage Finance)	510	18,309
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,224	8,054
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	459	13,155
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	204	3,488
Watts Water Technologies, Inc. - Class A (Machinery)	153	12,202
Web.com Group, Inc.* (Internet Software & Services)	255	5,929
Weight Watchers International, Inc.* (Diversified Consumer Services)	204	13,115
Werner Enterprises, Inc. (Road & Rail)	306	12,454
WesBanco, Inc. (Banks)	255	10,458
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	459	3,282
Westamerica Bancorp (Banks)	153	9,084
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	357	3,331
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	306	3,320
WGL Holdings, Inc. (Gas Utilities)	306	25,772
Whitestone REIT (Equity Real Estate Investment Trusts)	306	4,021
Willbros Group, Inc.* (Energy Equipment & Services)	867	962
William Lyon Homes* - Class A (Household Durables)	204	5,539
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,377	2,272
Wingstop, Inc. (Hotels, Restaurants & Leisure)	204	9,865
Winnebago Industries, Inc. (Automobiles)	204	9,272
Wintrust Financial Corp. (Banks)	306	26,285
WisdomTree Investments, Inc. (Capital Markets)	816	9,457
WMIH Corp.* (Insurance)	2,397	2,260

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	561	$18,417
Woodward, Inc. (Machinery)	306	23,721
Workiva, Inc.* (Software)	204	4,549
World Wrestling Entertainment, Inc. - Class A (Media)	306	10,817
Worthington Industries, Inc. (Metals & Mining)	306	14,309
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	612	13,923
WSFS Financial Corp. (Thrifts & Mortgage Finance)	204	10,424
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	459	4,581
Xencor, Inc.* (Biotechnology)	306	6,965
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	663	14,719
XO Group, Inc.* (Internet Software & Services)	204	3,896
Xperi Corp. (Semiconductors & Semiconductor Equipment)	306	6,870
Yelp, Inc.* (Internet Software & Services)	459	20,112
YRC Worldwide, Inc.* (Road & Rail)	306	4,887
ZAGG, Inc.* (Household Durables)	306	5,110
Zendesk, Inc.* (Software)	612	23,574
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,020	4,019
ZixCorp.* (Software)	561	2,373
Zogenix, Inc.* (Pharmaceuticals)	255	9,269
TOTAL COMMON STOCKS (Cost $9,599,695)		11,367,761

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	4,947	—
Dyax Corp.*^+(b) (Biotechnology)	198	220
TOTAL CONTINGENT RIGHTS (Cost $—)		220

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	290	—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (40.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%-1.27%, dated 1/31/18, due 2/1/18, total to be received $20,356,691	$20,356,000	$20,356,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,356,000)		20,356,000
TOTAL INVESTMENT SECURITIES (Cost $29,955,695) - 63.2%		31,723,981
Net other assets (liabilities) - 36.8%		18,483,072
NET ASSETS - 100.0%		$50,207,053

*	Non-income producing security.
^	The Advisor has deemed these securities to be illiquid. As of January 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.
(a)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)

Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $1,929,000.

ADR	American Depositary Receipt

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	42	3/19/18	$3,173,682	$3,308,550	$134,868

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)

Russell 2000 Index	Goldman Sachs International	2/27/18	1.62%	$26,961,415	$26,738,908	$(222,824)
Russell 2000 Index	UBS AG	2/27/18	1.47%	9,038,838	8,791,489	(247,577)
				$36,000,253	$35,530,397	$(470,401)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$159,220	0.3%
Air Freight & Logistics	49,575	0.1%
Airlines	28,489	0.1%
Auto Components	141,482	0.3%
Automobiles	9,272	NM
Banks	1,033,891	2.1%
Beverages	4,836	NM
Biotechnology	786,675	1.6%
Building Products	129,451	0.3%
Capital Markets	139,526	0.3%
Chemicals	248,750	0.5%
Commercial Services & Supplies	279,850	0.6%
Communications Equipment	189,295	0.4%
Construction & Engineering	167,151	0.3%
Construction Materials	21,183	NM
Consumer Finance	76,569	0.2%
Containers & Packaging	9,045	NM
Distributors	6,760	NM
Diversified Consumer Services	102,827	0.2%
Diversified Financial Services	12,941	NM
Diversified Telecommunication Services	69,880	0.1%
Electric Utilities	124,028	0.2%
Electrical Equipment	78,499	0.2%
Electronic Equipment, Instruments & Components	299,967	0.6%
Energy Equipment & Services	201,956	0.4%
Equity Real Estate Investment Trusts	718,296	1.4%
Food & Staples Retailing	47,542	0.1%
Food Products	97,097	0.2%
Gas Utilities	131,558	0.3%
Health Care Equipment & Supplies	434,397	0.9%
Health Care Providers & Services	224,011	0.4%
Health Care Technology	94,638	0.2%
Hotels, Restaurants & Leisure	326,463	0.7%
Household Durables	154,494	0.3%
Household Products	22,649	NM
Independent Power & Renewable Electricity Producers	55,710	0.1%
Industrial Conglomerates	9,830	NM
Insurance	225,746	0.4%
Internet & Direct Marketing Retail	57,165	0.1%
Internet Software & Services	342,366	0.7%
IT Services	249,633	0.5%
Leisure Products	21,984	NM
Life Sciences Tools & Services	71,135	0.1%
Machinery	392,021	0.8%
Marine	25,074	NM
Media	176,164	0.4%
Metals & Mining	153,330	0.3%
Mortgage Real Estate Investment Trusts	110,086	0.2%
Multiline Retail	41,247	0.1%
Multi-Utilities	54,173	0.1%
Oil, Gas & Consumable Fuels	292,133	0.6%
Paper & Forest Products	81,835	0.2%
Pharmaceuticals	299,120	0.6%
Professional Services	131,641	0.3%
Real Estate Management & Development	49,440	0.1%
Road & Rail	116,289	0.2%
Semiconductors & Semiconductor Equipment	406,176	0.9%
Software	478,121	1.0%
Specialty Retail	237,648	0.5%
Technology Hardware, Storage & Peripherals	70,387	0.1%
Textiles, Apparel & Luxury Goods	92,202	0.2%
Thrifts & Mortgage Finance	263,630	0.5%
Tobacco	19,293	NM
Trading Companies & Distributors	177,779	0.4%
Water Utilities	26,535	0.1%
Wireless Telecommunication Services	17,825	NM
Other **	38,839,072	77.2%
Total	$50,207,053	100.0%

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (69.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	3,577	$896,039
A.O. Smith Corp. (Building Products)	876	58,499
Abbott Laboratories (Health Care Equipment & Supplies)	10,366	644,351
AbbVie, Inc. (Biotechnology)	9,490	1,064,969
Accenture PLC - Class A (IT Services)	3,650	586,555
Activision Blizzard, Inc. (Software)	4,526	335,512
Acuity Brands, Inc. (Electrical Equipment)	219	33,822
Adobe Systems, Inc.* (Software)	2,920	583,299
Advance Auto Parts, Inc. (Specialty Retail)	438	51,242
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,891	67,202
Aetna, Inc. (Health Care Providers & Services)	1,971	368,222
Affiliated Managers Group, Inc. (Capital Markets)	365	72,865
Aflac, Inc. (Insurance)	2,336	206,035
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,898	139,370
Air Products & Chemicals, Inc. (Chemicals)	1,314	221,238
Akamai Technologies, Inc.* (Internet Software & Services)	1,022	68,464
Alaska Air Group, Inc. (Airlines)	730	47,983
Albemarle Corp. (Chemicals)	657	73,315
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	584	75,745
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,314	156,786
Align Technology, Inc.* (Health Care Equipment & Supplies)	438	114,756
Allegion PLC (Building Products)	584	50,288
Allergan PLC (Pharmaceuticals)	1,971	355,292
Alliance Data Systems Corp. (IT Services)	292	74,945
Alliant Energy Corp. (Electric Utilities)	1,387	55,133
Alphabet, Inc.* - Class A (Internet Software & Services)	1,752	2,071,249
Alphabet, Inc.* - Class C (Internet Software & Services)	1,825	2,135,141
Altria Group, Inc. (Tobacco)	11,315	795,897
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,409	3,495,195
Ameren Corp. (Multi-Utilities)	1,460	82,680
American Airlines Group, Inc. (Airlines)	2,555	138,788
American Electric Power Co., Inc. (Electric Utilities)	2,920	200,838
American Express Co. (Consumer Finance)	4,307	428,117
American International Group, Inc. (Insurance)	5,329	340,631
American Tower Corp. (Equity Real Estate Investment Trusts)	2,555	377,375
American Water Works Co., Inc. (Water Utilities)	1,095	91,071
Ameriprise Financial, Inc. (Capital Markets)	876	147,781
AmerisourceBergen Corp. (Health Care Providers & Services)	949	94,587
AMETEK, Inc. (Electrical Equipment)	1,387	105,828
Amgen, Inc. (Biotechnology)	4,307	801,317
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,825	169,305
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,285	197,264
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,190	201,217
Andeavor (Oil, Gas & Consumable Fuels)	876	94,748
ANSYS, Inc.* (Software)	511	82,603
Anthem, Inc. (Health Care Providers & Services)	1,533	379,954
Aon PLC (Insurance)	1,460	207,568
Apache Corp. (Oil, Gas & Consumable Fuels)	2,263	101,541
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	949	39,706
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,514	5,108,960
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,351	340,604
Aptiv PLC* (Auto Components)	1,606	152,377
Archer-Daniels-Midland Co. (Food Products)	3,358	144,226
Arconic, Inc. (Aerospace & Defense)	2,482	74,609
Arthur J. Gallagher & Co. (Insurance)	1,095	74,810
Assurant, Inc. (Insurance)	292	26,712
AT&T, Inc. (Diversified Telecommunication Services)	36,500	1,366,925
Autodesk, Inc.* (Software)	1,314	151,925
Automatic Data Processing, Inc. (IT Services)	2,628	324,900
AutoZone, Inc.* (Specialty Retail)	146	111,754
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	803	136,831
Avery Dennison Corp. (Containers & Packaging)	511	62,689
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	2,555	82,143
Ball Corp. (Containers & Packaging)	2,117	81,039
Bank of America Corp. (Banks)	57,670	1,845,440
Baxter International, Inc. (Health Care Equipment & Supplies)	2,993	215,586
BB&T Corp. (Banks)	4,672	257,848
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,606	390,162
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	11,461	2,457,009
Best Buy Co., Inc. (Specialty Retail)	1,533	112,001
Biogen, Inc.* (Biotechnology)	1,241	431,632
BlackRock, Inc. - Class A (Capital Markets)	730	410,114
BorgWarner, Inc. (Auto Components)	1,168	65,712
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	949	117,401
Boston Scientific Corp.* (Health Care Equipment & Supplies)	8,176	228,601
Brighthouse Financial, Inc.* (Insurance)	584	37,528
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,709	607,783
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,409	597,504

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Brown-Forman Corp. - Class B (Beverages)	1,168	$80,942
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	803	73,442
CA, Inc. (Software)	1,898	68,043
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,774	73,095
Cadence Design Systems, Inc.* (Software)	1,679	75,320
Campbell Soup Co. (Food Products)	1,168	54,370
Capital One Financial Corp. (Consumer Finance)	2,847	295,974
Cardinal Health, Inc. (Health Care Providers & Services)	1,898	136,257
CarMax, Inc.* (Specialty Retail)	1,095	78,150
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	2,409	172,508
Caterpillar, Inc. (Machinery)	3,504	570,380
CBOE Holdings, Inc. (Capital Markets)	657	88,294
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,825	83,384
CBS Corp. - Class B (Media)	2,190	126,166
Celgene Corp.* (Biotechnology)	4,672	472,620
Centene Corp.* (Health Care Providers & Services)	1,022	109,599
CenterPoint Energy, Inc. (Multi-Utilities)	2,555	72,000
CenturyLink, Inc. (Diversified Telecommunication Services)	5,767	102,710
Cerner Corp.* (Health Care Technology)	1,898	131,209
CF Industries Holdings, Inc. (Chemicals)	1,387	58,864
Charter Communications, Inc.* - Class A (Media)	1,168	440,628
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	5,402	18,907
Chevron Corp. (Oil, Gas & Consumable Fuels)	11,315	1,418,336
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	146	47,415
Chubb, Ltd. (Insurance)	2,774	433,161
Church & Dwight Co., Inc. (Household Products)	1,460	71,321
Cigna Corp. (Health Care Providers & Services)	1,460	304,191
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	584	65,525
Cincinnati Financial Corp. (Insurance)	876	67,364
Cintas Corp. (Commercial Services & Supplies)	511	86,078
Cisco Systems, Inc. (Communications Equipment)	29,419	1,222,066
Citigroup, Inc. (Banks)	15,695	1,231,744
Citizens Financial Group, Inc. (Banks)	2,920	134,028
Citrix Systems, Inc.* (Software)	876	81,258
CME Group, Inc. (Capital Markets)	2,044	313,713
CMS Energy Corp. (Multi-Utilities)	1,679	75,135
Cognizant Technology Solutions Corp. (IT Services)	3,504	273,242
Colgate-Palmolive Co. (Household Products)	5,256	390,205
Comcast Corp. - Class A (Media)	27,740	1,179,782
Comerica, Inc. (Banks)	1,022	97,315
ConAgra Foods, Inc. (Food Products)	2,409	91,542
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	876	137,917
ConocoPhillips (Oil, Gas & Consumable Fuels)	7,081	416,434
Consolidated Edison, Inc. (Multi-Utilities)	1,825	146,657
Constellation Brands, Inc. - Class A (Beverages)	1,022	224,298
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,183	161,813
Costco Wholesale Corp. (Food & Staples Retailing)	2,628	512,118
Coty, Inc. (Personal Products)	2,774	54,398
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,409	271,663
CSRA, Inc. (IT Services)	949	31,583
CSX Corp. (Road & Rail)	5,329	302,527
Cummins, Inc. (Machinery)	949	178,412
CVS Health Corp. (Food & Staples Retailing)	6,059	476,783
D.R. Horton, Inc. (Household Durables)	2,044	100,258
Danaher Corp. (Health Care Equipment & Supplies)	3,650	369,672
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	730	69,971
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	876	68,363
Deere & Co. (Machinery)	1,898	315,865
Delta Air Lines, Inc. (Airlines)	3,869	219,642
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,387	84,343
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	3,139	129,860
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,241	138,930
Discover Financial Services (Consumer Finance)	2,190	174,762
Discovery Communications, Inc.* - Class A (Media)	949	23,791
Discovery Communications, Inc.* - Class C (Media)	1,241	29,610
Dish Network Corp.* - Class A (Media)	1,387	65,050
Dollar General Corp. (Multiline Retail)	1,533	158,083
Dollar Tree, Inc.* (Multiline Retail)	1,387	159,505
Dominion Resources, Inc. (Multi-Utilities)	3,796	290,166
Dover Corp. (Machinery)	949	100,793
DowDuPont, Inc. (Chemicals)	13,943	1,053,813
Dr. Pepper Snapple Group, Inc. (Beverages)	1,095	130,688
DTE Energy Co. (Multi-Utilities)	1,095	115,676
Duke Energy Corp. (Electric Utilities)	4,161	326,639
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,117	55,910
DXC Technology Co. (IT Services)	1,679	167,144
E*TRADE Financial Corp.* (Capital Markets)	1,606	84,636
Eastman Chemical Co. (Chemicals)	876	86,882
Eaton Corp. PLC (Electrical Equipment)	2,628	220,673

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares		Value
eBay, Inc.* (Internet Software & Services)	5,767		$234,025
Ecolab, Inc. (Chemicals)	1,533		211,063
Edison International (Electric Utilities)	1,971		123,247
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,241		157,086
Electronic Arts, Inc.* (Software)	1,825		231,702
Eli Lilly & Co. (Pharmaceuticals)	5,767		469,722
Emerson Electric Co. (Electrical Equipment)	3,796		274,185
Entergy Corp. (Electric Utilities)	1,095		86,166
Envision Healthcare Corp.* (Health Care Providers & Services)	730		26,273
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	3,431		394,565
EQT Corp. (Oil, Gas & Consumable Fuels)	1,460		79,263
Equifax, Inc. (Professional Services)	730		91,199
Equinix, Inc. (Equity Real Estate Investment Trusts)	438		199,373
Equity Residential (Equity Real Estate Investment Trusts)	2,190		134,926
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	365		85,038
Everest Re Group, Ltd. (Insurance)	219		50,326
Eversource Energy (Electric Utilities)	1,898		119,745
Exelon Corp. (Electric Utilities)	5,694		219,276
Expedia, Inc. (Internet & Direct Marketing Retail)	730		93,447
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,022		66,379
Express Scripts Holding Co.* (Health Care Providers & Services)	3,358		265,886
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	730		60,940
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	25,185		2,198,652
F5 Networks, Inc.* (Communications Equipment)	365		52,757
Facebook, Inc.* - Class A (Internet Software & Services)	14,162		2,646,736
Fastenal Co. (Trading Companies & Distributors)	1,679		92,278
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	438		52,910
FedEx Corp. (Air Freight & Logistics)	1,460		383,221
Fidelity National Information Services, Inc. (IT Services)	1,971		201,752
Fifth Third Bancorp (Banks)	4,161		137,729
First Horizon National Corp. (Banks)	—	†	6
FirstEnergy Corp. (Electric Utilities)	2,628		86,461
Fiserv, Inc.* (IT Services)	1,241		174,782
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	803		41,122
Flowserve Corp. (Machinery)	803		36,392
Fluor Corp. (Construction & Engineering)	803		48,742
FMC Corp. (Chemicals)	803		73,338
Foot Locker, Inc. (Specialty Retail)	730		35,880
Ford Motor Co. (Automobiles)	23,214		254,658
Fortive Corp. (Machinery)	1,825		138,737
Fortune Brands Home & Security, Inc. (Building Products)	949		67,313
Franklin Resources, Inc. (Capital Markets)	1,971		83,590
Freeport-McMoRan, Inc.* (Metals & Mining)	8,030		156,585
Garmin, Ltd. (Household Durables)	657		41,352
Gartner, Inc.* (IT Services)	511		70,896
General Dynamics Corp. (Aerospace & Defense)	1,679		373,544
General Electric Co. (Industrial Conglomerates)	51,538		833,369
General Mills, Inc. (Food Products)	3,358		196,409
General Motors Co. (Automobiles)	7,592		321,976
Genuine Parts Co. (Distributors)	876		91,165
GGP, Inc. (Equity Real Estate Investment Trusts)	3,723		85,741
Gilead Sciences, Inc. (Biotechnology)	7,738		648,444
Global Payments, Inc. (IT Services)	949		106,079
H & R Block, Inc. (Diversified Consumer Services)	1,241		32,936
Halliburton Co. (Energy Equipment & Services)	5,183		278,327
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,190		47,567
Harley-Davidson, Inc. (Automobiles)	1,022		49,526
Harris Corp. (Communications Equipment)	730		116,347
Hartford Financial Services Group, Inc. (Insurance)	2,117		124,395
Hasbro, Inc. (Leisure Products)	657		62,132
HCA Holdings, Inc.* (Health Care Providers & Services)	1,679		169,848
HCP, Inc. (Equity Real Estate Investment Trusts)	2,774		66,798
Helmerich & Payne, Inc. (Energy Equipment & Services)	657		47,324
Henry Schein, Inc.* (Health Care Providers & Services)	949		71,820
Hess Corp. (Oil, Gas & Consumable Fuels)	1,606		81,119
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	9,490		155,636
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,168		100,039
Hologic, Inc.* (Health Care Equipment & Supplies)	1,606		68,576
Honeywell International, Inc. (Industrial Conglomerates)	4,526		722,666
Hormel Foods Corp. (Food Products)	1,606		55,134
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,380		90,929
HP, Inc. (Technology Hardware, Storage & Peripherals)	9,928		231,521
Humana, Inc. (Health Care Providers & Services)	876		246,883
Huntington Bancshares, Inc. (Banks)	6,424		103,940
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	292		69,362
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	511		95,577
IHS Markit, Ltd.* (Professional Services)	2,190		104,530

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Illinois Tool Works, Inc. (Machinery)	1,825	$316,948
Illumina, Inc.* (Life Sciences Tools & Services)	876	203,793
Incyte Corp.* (Biotechnology)	1,022	92,276
Ingersoll-Rand PLC (Machinery)	1,460	138,160
Intel Corp. (Semiconductors & Semiconductor Equipment)	27,813	1,338,919
Intercontinental Exchange, Inc. (Capital Markets)	3,504	258,735
International Business Machines Corp. (IT Services)	5,110	836,507
International Flavors & Fragrances, Inc. (Chemicals)	438	65,831
International Paper Co. (Containers & Packaging)	2,482	156,019
Intuit, Inc. (Software)	1,460	245,134
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	657	283,607
Invesco, Ltd. (Capital Markets)	2,409	87,037
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	876	89,518
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,606	56,258
J.B. Hunt Transport Services, Inc. (Road & Rail)	511	61,744
Jacobs Engineering Group, Inc. (Construction & Engineering)	730	50,706
Johnson & Johnson (Pharmaceuticals)	15,987	2,209,244
Johnson Controls International PLC (Building Products)	5,475	214,237
JPMorgan Chase & Co. (Banks)	20,659	2,389,626
Juniper Networks, Inc. (Communications Equipment)	2,263	59,177
Kansas City Southern Industries, Inc. (Road & Rail)	584	66,068
Kellogg Co. (Food Products)	1,460	99,441
KeyCorp (Banks)	6,424	137,474
Kimberly-Clark Corp. (Household Products)	2,117	247,689
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,555	40,650
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	11,388	204,756
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	949	104,200
Kohl’s Corp. (Multiline Retail)	1,022	66,195
L Brands, Inc. (Specialty Retail)	1,460	73,131
L3 Technologies, Inc. (Aerospace & Defense)	438	93,057
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	584	101,908
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	949	181,752
Leggett & Platt, Inc. (Household Durables)	803	37,348
Lennar Corp. - Class A (Household Durables)	1,241	77,761
Leucadia National Corp. (Diversified Financial Services)	1,898	51,379
Lincoln National Corp. (Insurance)	1,314	108,799
LKQ Corp.* (Distributors)	1,825	76,705
Lockheed Martin Corp. (Aerospace & Defense)	1,460	518,081
Loews Corp. (Insurance)	1,606	82,950
Lowe’s Cos., Inc. (Specialty Retail)	4,964	519,879
LyondellBasell Industries N.V. - Class A (Chemicals)	1,898	227,456
M&T Bank Corp. (Banks)	876	167,123
Macy’s, Inc. (Multiline Retail)	1,825	47,359
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	5,037	91,623
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,920	202,268
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,826	268,971
Marsh & McLennan Cos., Inc. (Insurance)	3,066	256,072
Martin Marietta Materials, Inc. (Construction Materials)	365	83,282
Masco Corp. (Building Products)	1,898	84,765
MasterCard, Inc. - Class A (IT Services)	5,548	937,612
Mattel, Inc. (Leisure Products)	2,044	32,377
McCormick & Co., Inc. (Food Products)	730	79,402
McDonald’s Corp. (Hotels, Restaurants & Leisure)	4,745	812,060
McKesson Corp. (Health Care Providers & Services)	1,241	209,580
Medtronic PLC (Health Care Equipment & Supplies)	8,030	689,696
Merck & Co., Inc. (Pharmaceuticals)	16,279	964,531
MetLife, Inc. (Insurance)	6,278	301,783
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	146	98,588
MGM Resorts International (Hotels, Restaurants & Leisure)	2,993	109,095
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	876	57,816
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,387	132,070
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,862	300,007
Microsoft Corp. (Software)	45,844	4,355,639
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	657	62,658
Mohawk Industries, Inc.* (Household Durables)	365	102,586
Molson Coors Brewing Co. - Class B (Beverages)	1,095	92,002
Mondelez International, Inc. - Class A (Food Products)	8,906	395,426
Monsanto Co. (Chemicals)	2,628	320,090
Monster Beverage Corp.* (Beverages)	2,482	169,347
Moody’s Corp. (Capital Markets)	1,022	165,349
Morgan Stanley (Capital Markets)	8,249	466,481
Motorola Solutions, Inc. (Communications Equipment)	949	94,388
Mylan N.V.* (Pharmaceuticals)	3,212	137,634
National Oilwell Varco, Inc. (Energy Equipment & Services)	2,263	83,007
Navient Corp. (Consumer Finance)	1,533	21,845
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,606	98,769

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,555	$690,617
Newell Rubbermaid, Inc. (Household Durables)	2,920	77,205
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	1,168	36,979
Newmont Mining Corp. (Metals & Mining)	3,139	127,161
News Corp. - Class A (Media)	2,263	38,720
News Corp. - Class B (Media)	730	12,739
NextEra Energy, Inc. (Electric Utilities)	2,774	439,456
Nielsen Holdings PLC (Professional Services)	1,971	73,735
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	7,811	532,866
NiSource, Inc. (Multi-Utilities)	1,971	48,644
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	2,920	89,118
Nordstrom, Inc. (Multiline Retail)	657	32,397
Norfolk Southern Corp. (Road & Rail)	1,679	253,328
Northern Trust Corp. (Capital Markets)	1,241	130,789
Northrop Grumman Corp. (Aerospace & Defense)	1,022	348,022
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,095	66,510
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	1,825	47,468
Nucor Corp. (Metals & Mining)	1,898	127,090
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,577	879,227
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,526	339,314
Omnicom Group, Inc. (Media)	1,387	106,314
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,263	133,200
Oracle Corp. (Software)	18,104	933,985
O’Reilly Automotive, Inc.* (Specialty Retail)	511	135,257
PACCAR, Inc. (Machinery)	2,117	157,844
Packaging Corp. of America (Containers & Packaging)	584	73,368
Parker-Hannifin Corp. (Machinery)	803	161,740
Patterson Cos., Inc. (Health Care Providers & Services)	511	18,340
Paychex, Inc. (IT Services)	1,898	129,539
PayPal Holdings, Inc.* (IT Services)	6,716	573,009
Pentair PLC (Machinery)	949	67,854
People’s United Financial, Inc. (Banks)	2,044	40,205
PepsiCo, Inc. (Beverages)	8,468	1,018,700
PerkinElmer, Inc. (Life Sciences Tools & Services)	657	52,665
Perrigo Co. PLC (Pharmaceuticals)	803	72,768
Pfizer, Inc. (Pharmaceuticals)	35,405	1,311,401
PG&E Corp. (Electric Utilities)	3,066	130,090
Philip Morris International, Inc. (Tobacco)	9,198	986,302
Phillips 66 (Oil, Gas & Consumable Fuels)	2,555	261,632
Pinnacle West Capital Corp. (Electric Utilities)	657	52,527
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,022	186,934
PNC Financial Services Group, Inc. (Banks)	2,847	449,883
PPG Industries, Inc. (Chemicals)	1,533	182,013
PPL Corp. (Electric Utilities)	4,088	130,285
Praxair, Inc. (Chemicals)	1,679	271,142
Principal Financial Group, Inc. (Insurance)	1,606	108,566
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,139	204,380
Prudential Financial, Inc. (Insurance)	2,555	303,585
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,993	155,247
Public Storage (Equity Real Estate Investment Trusts)	876	171,486
PulteGroup, Inc. (Household Durables)	1,606	51,119
PVH Corp. (Textiles, Apparel & Luxury Goods)	438	67,925
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	730	52,392
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,760	597,870
Quanta Services, Inc.* (Construction & Engineering)	949	36,527
Quest Diagnostics, Inc. (Health Care Providers & Services)	803	84,973
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	365	41,723
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,314	18,725
Raymond James Financial, Inc. (Capital Markets)	730	70,365
Raytheon Co. (Aerospace & Defense)	1,752	366,063
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,679	89,306
Red Hat, Inc.* (Software)	1,022	134,270
Regency Centers Corp. (Equity Real Estate Investment Trusts)	876	55,109
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	438	160,593
Regions Financial Corp. (Banks)	6,862	131,956
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,387	95,426
ResMed, Inc. (Health Care Equipment & Supplies)	876	88,292
Robert Half International, Inc. (Professional Services)	730	42,252
Rockwell Automation, Inc. (Electrical Equipment)	730	144,022
Rockwell Collins, Inc. (Aerospace & Defense)	949	131,427
Roper Technologies, Inc. (Industrial Conglomerates)	584	163,865
Ross Stores, Inc. (Specialty Retail)	2,263	186,448
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,022	136,488
S&P Global, Inc. (Capital Markets)	1,533	277,626
Salesforce.com, Inc.* (Software)	4,088	465,664
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	730	127,385
SCANA Corp. (Multi-Utilities)	876	35,601

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Schlumberger, Ltd. (Energy Equipment & Services)	8,249	$606,961
Scripps Networks Interactive, Inc. - Class A (Media)	584	51,386
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,752	96,710
Sealed Air Corp. (Containers & Packaging)	1,095	51,848
Sempra Energy (Multi-Utilities)	1,460	156,249
Signet Jewelers, Ltd. (Specialty Retail)	365	19,309
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,825	298,150
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,095	106,445
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	584	58,704
Snap-on, Inc. (Machinery)	365	62,528
Southwest Airlines Co. (Airlines)	3,212	195,290
Stanley Black & Decker, Inc. (Machinery)	876	145,617
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,468	481,067
State Street Corp. (Capital Markets)	2,190	241,272
Stericycle, Inc.* (Commercial Services & Supplies)	511	38,509
Stryker Corp. (Health Care Equipment & Supplies)	1,898	311,993
SunTrust Banks, Inc. (Banks)	2,847	201,283
Symantec Corp. (Software)	3,650	99,390
Synchrony Financial (Consumer Finance)	4,380	173,798
Synopsys, Inc.* (Software)	876	81,126
Sysco Corp. (Food & Staples Retailing)	2,847	178,991
T. Rowe Price Group, Inc. (Capital Markets)	1,460	162,980
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,679	78,980
Target Corp. (Multiline Retail)	3,212	241,606
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,117	217,056
TechnipFMC PLC (Energy Equipment & Services)	2,628	85,305
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,840	640,473
Textron, Inc. (Aerospace & Defense)	1,533	89,941
The AES Corp. (Independent Power & Renewable Electricity Producers)	3,942	45,570
The Allstate Corp. (Insurance)	2,117	209,096
The Bank of New York Mellon Corp. (Capital Markets)	6,059	343,545
The Boeing Co. (Aerospace & Defense)	3,358	1,189,974
The Charles Schwab Corp. (Capital Markets)	7,081	377,701
The Clorox Co. (Household Products)	803	113,777
The Coca-Cola Co. (Beverages)	22,776	1,083,911
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	292	71,444
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,314	177,338
The Gap, Inc. (Specialty Retail)	1,314	43,677
The Goldman Sachs Group, Inc. (Capital Markets)	2,117	567,124
The Goodyear Tire & Rubber Co. (Auto Components)	1,460	50,837
The Hershey Co. (Food Products)	803	88,595
The Home Depot, Inc. (Specialty Retail)	6,935	1,393,241
The Interpublic Group of Cos., Inc. (Media)	2,336	51,135
The JM Smucker Co. - Class A (Food Products)	657	83,367
The Kraft Heinz Co. (Food Products)	3,577	280,401
The Kroger Co. (Food & Staples Retailing)	5,256	159,572
The Macerich Co. (Equity Real Estate Investment Trusts)	657	42,422
The Mosaic Co. (Chemicals)	2,117	57,794
The NASDAQ OMX Group, Inc. (Capital Markets)	657	53,158
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	292	558,319
The Procter & Gamble Co. (Household Products)	15,184	1,310,987
The Progressive Corp. (Insurance)	3,431	185,617
The Sherwin-Williams Co. (Chemicals)	511	213,143
The Southern Co. (Electric Utilities)	5,986	270,028
The TJX Cos., Inc. (Specialty Retail)	3,796	304,894
The Travelers Cos., Inc. (Insurance)	1,606	240,772
The Walt Disney Co. (Media)	8,979	975,748
The Western Union Co. (IT Services)	2,701	56,154
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	4,891	153,528
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,409	539,881
Tiffany & Co. (Specialty Retail)	584	62,284
Time Warner, Inc. (Media)	4,599	438,515
Torchmark Corp. (Insurance)	657	59,688
Total System Services, Inc. (IT Services)	1,022	90,815
Tractor Supply Co. (Specialty Retail)	730	55,663
TransDigm Group, Inc. (Aerospace & Defense)	292	92,538
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	657	22,778
Twenty-First Century Fox, Inc. - Class A (Media)	6,278	231,658
Twenty-First Century Fox, Inc. - Class B (Media)	2,628	95,896
Tyson Foods, Inc. - Class A (Food Products)	1,752	133,345
U.S. Bancorp (Banks)	9,344	533,916
UDR, Inc. (Equity Real Estate Investment Trusts)	1,606	58,667
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	365	81,067
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,095	15,177
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,095	14,071
Union Pacific Corp. (Road & Rail)	4,672	623,712
United Continental Holdings, Inc.* (Airlines)	1,533	103,968
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	4,088	520,484

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
United Rentals, Inc.* (Trading Companies & Distributors)	511	$92,547
United Technologies Corp. (Aerospace & Defense)	4,380	604,484
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,767	1,365,511
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	511	62,087
Unum Group (Insurance)	1,314	69,892
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,971	159,927
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	2,628	252,209
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	511	65,153
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,117	118,488
VeriSign, Inc.* (Internet Software & Services)	511	58,724
Verisk Analytics, Inc.* - Class A (Professional Services)	949	94,947
Verizon Communications, Inc. (Diversified Telecommunication Services)	24,236	1,310,441
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,533	255,812
Viacom, Inc. - Class B (Media)	2,117	70,750
Visa, Inc. - Class A (IT Services)	10,804	1,342,180
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,022	73,257
Vulcan Materials Co. (Construction Materials)	803	108,726
W.W. Grainger, Inc. (Trading Companies & Distributors)	292	78,741
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,183	390,073
Wal-Mart Stores, Inc. (Food & Staples Retailing)	8,687	926,034
Waste Management, Inc. (Commercial Services & Supplies)	2,409	213,027
Waters Corp.* (Life Sciences Tools & Services)	438	94,437
WEC Energy Group, Inc. (Multi-Utilities)	1,898	122,041
Wells Fargo & Co. (Banks)	26,353	1,733,500
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,190	131,334
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,752	155,893
WestRock Co. (Containers & Packaging)	1,533	102,144
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,453	167,166
Whirlpool Corp. (Household Durables)	438	79,462
Willis Towers Watson PLC (Insurance)	803	128,857
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	584	72,492
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	511	84,616
Xcel Energy, Inc. (Electric Utilities)	2,993	136,601
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,241	42,355
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,460	106,609
XL Group, Ltd. (Insurance)	1,533	56,476
Xylem, Inc. (Machinery)	1,095	79,125
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,971	166,727
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,168	148,476
Zions Bancorp (Banks)	1,168	63,107
Zoetis, Inc. (Pharmaceuticals)	2,920	224,052
TOTAL COMMON STOCKS (Cost $97,693,684)		143,313,097

Repurchase Agreements(a)(b) (28.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%-1.27%, dated 1/31/18, due 2/1/18, total to be received $58,979,002	$58,977,000	$58,977,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,977,000)		58,977,000
TOTAL INVESTMENT SECURITIES (Cost $156,670,684) - 97.8%		202,290,097
Net other assets (liabilities) - 2.2%		4,603,407
NET ASSETS - 100.0%		$206,893,504

*                           Non-income producing security.

†                           Number of shares is less than 0.50.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $26,231,000.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	163	3/19/18	$21,878,963	$23,029,863	$1,150,900

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	2/27/18	2.02%	$88,571,974	$87,714,530	$(858,444)
SPDR S&P 500 ETF	Goldman Sachs International	2/27/18	1.77%	29,443,183	29,052,676	(393,889)
				$118,015,157	$116,767,206	$(1,252,333)

S&P 500	UBS AG	2/27/18	1.87%	$89,864,848	$89,040,078	$(825,328)
SPDR S&P 500 ETF	UBS AG	2/27/18	1.57%	41,893,195	41,532,246	(364,163)
				$131,758,043	$130,572,324	$(1,189,491)
				$249,773,200	$247,339,530	$(2,441,824)

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$3,951,102	1.9%
Air Freight & Logistics	1,043,526	0.5%
Airlines	705,671	0.3%
Auto Components	268,926	0.1%
Automobiles	626,160	0.3%
Banks	9,656,123	4.7%
Beverages	2,799,888	1.4%
Biotechnology	4,084,449	2.0%
Building Products	475,102	0.2%
Capital Markets	4,403,156	2.1%
Chemicals	3,115,982	1.5%
Commercial Services & Supplies	433,040	0.2%
Communications Equipment	1,544,735	0.7%
Construction & Engineering	135,975	0.1%
Construction Materials	192,008	0.1%
Consumer Finance	1,094,496	0.5%
Containers & Packaging	527,107	0.3%
Distributors	167,870	0.1%
Diversified Consumer Services	32,936	NM
Diversified Financial Services	2,508,388	1.2%
Diversified Telecommunication Services	2,780,076	1.3%
Electric Utilities	2,376,492	1.1%
Electrical Equipment	778,530	0.4%
Electronic Equipment, Instruments & Components	589,296	0.3%
Energy Equipment & Services	1,183,067	0.6%
Equity Real Estate Investment Trusts	3,745,636	1.8%
Food & Staples Retailing	2,643,571	1.3%
Food Products	1,701,658	0.8%
Health Care Equipment & Supplies	4,027,371	1.9%
Health Care Providers & Services	4,084,282	2.0%
Health Care Technology	131,209	0.1%
Hotels, Restaurants & Leisure	2,587,959	1.3%
Household Durables	567,091	0.3%
Household Products	2,133,979	1.0%
Independent Power & Renewable Electricity Producers	93,038	NM
Industrial Conglomerates	2,615,939	1.3%
Insurance	3,680,683	1.8%
Internet & Direct Marketing Retail	4,860,355	2.3%
Internet Software & Services	7,214,339	3.6%
IT Services	5,977,694	2.9%
Leisure Products	94,509	NM
Life Sciences Tools & Services	1,218,252	0.6%
Machinery	2,470,395	1.2%
Media	3,937,888	1.9%
Metals & Mining	410,836	0.2%
Multiline Retail	705,145	0.3%
Multi-Utilities	1,300,096	0.6%
Oil, Gas & Consumable Fuels	7,377,512	3.7%
Personal Products	231,736	0.1%
Pharmaceuticals	6,352,427	3.1%
Professional Services	406,663	0.2%
Real Estate Management & Development	83,384	NM
Road & Rail	1,307,379	0.6%
Semiconductors & Semiconductor Equipment	5,646,491	2.7%
Software	7,924,870	3.9%
Specialty Retail	3,263,877	1.6%
Technology Hardware, Storage & Peripherals	5,889,844	2.8%
Textiles, Apparel & Luxury Goods	1,016,052	0.5%
Tobacco	1,782,199	0.9%
Trading Companies & Distributors	263,566	0.1%
Water Utilities	91,071	NM
Other **	63,580,407	30.7%
Total	$206,893,504	100.0%

**                                            Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                     Not meaningful, amount is less than 0.05%.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks (39.7%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	888	$9,257
2U, Inc.* (Internet Software & Services)	740	54,960
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,924	19,702
8x8, Inc.* (Software)	1,776	31,435
A. Schulman, Inc. (Chemicals)	592	23,088
A10 Networks, Inc.* (Software)	1,332	8,165
AAON, Inc. (Building Products)	740	26,936
AAR Corp. (Aerospace & Defense)	592	23,958
Aaron’s, Inc. (Specialty Retail)	1,184	48,414
Abeona Therapeutics, Inc.* (Biotechnology)	1,332	20,313
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,480	30,651
ABM Industries, Inc. (Commercial Services & Supplies)	1,036	39,399
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,736	11,319
Acacia Research Corp.* (Professional Services)	1,924	7,023
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,480	36,349
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	592	17,109
Acceleron Pharma, Inc.* (Biotechnology)	592	24,574
ACCO Brands Corp.* (Commercial Services & Supplies)	2,072	24,553
Accuray, Inc.* (Health Care Equipment & Supplies)	2,368	13,379
Aceto Corp. (Health Care Providers & Services)	740	8,147
Achaogen, Inc.* (Biotechnology)	592	6,494
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,960	7,844
ACI Worldwide, Inc.* (Software)	2,072	48,568
Acorda Therapeutics, Inc.* (Biotechnology)	888	23,044
Actua Corp.* (Internet Software & Services)	740	11,544
Actuant Corp. - Class A (Machinery)	1,184	29,304
Acxiom Corp.* (IT Services)	1,480	40,064
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,036	47,656
ADTRAN, Inc. (Communications Equipment)	1,036	16,576
Aduro Biotech, Inc.* (Biotechnology)	1,036	6,527
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	592	14,427
Advanced Drainage Systems, Inc. (Building Products)	740	18,278
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	740	52,636
AdvanSix, Inc.* (Chemicals)	592	23,360
Advaxis, Inc.* (Biotechnology)	1,184	3,505
Aegion Corp.* (Construction & Engineering)	740	18,559
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	592	32,471
Aerohive Networks, Inc.* (Communications Equipment)	1,480	6,083
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,332	36,630
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	740	12,906
Agenus, Inc.* (Biotechnology)	2,516	9,083
Agree Realty Corp. (Equity Real Estate Investment Trusts)	444	21,374
Aimmune Therapeutics, Inc.* (Biotechnology)	740	26,055
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,036	25,755
Aircastle, Ltd. (Trading Companies & Distributors)	888	20,975
AK Steel Holding Corp.* (Metals & Mining)	5,772	29,206
Akebia Therapeutics, Inc.* (Biotechnology)	888	13,125
Albany International Corp. - Class A (Machinery)	592	37,562
Alder Biopharmaceuticals, Inc.* (Biotechnology)	1,036	14,659
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,397	37,049
Allegheny Technologies, Inc.* (Metals & Mining)	1,924	51,872
ALLETE, Inc. (Electric Utilities)	888	64,327
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,256	48,547
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	1,184	13,036
Altra Industrial Motion Corp. (Machinery)	592	31,021
AMAG Pharmaceuticals, Inc.* (Biotechnology)	888	12,743
Ambac Financial Group, Inc.* (Insurance)	1,036	16,783
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	592	29,837
AMC Entertainment Holdings, Inc. - Class A (Media)	1,036	13,261
Amedisys, Inc.* (Health Care Providers & Services)	592	31,743
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	740	26,092
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,628	28,734
American Eagle Outfitters, Inc. (Specialty Retail)	2,960	53,280
American Equity Investment Life Holding Co. (Insurance)	1,628	53,724
American Outdoor Brands Corp.* (Leisure Products)	1,036	12,359
American Software, Inc. - Class A (Software)	888	11,127
American States Water Co. (Water Utilities)	740	40,862
American Vanguard Corp. (Chemicals)	740	15,651
Ameris Bancorp (Banks)	740	39,627
Amicus Therapeutics, Inc.* (Biotechnology)	2,812	45,611
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,072	20,844
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	888	47,641
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	888	16,552
AmTrust Financial Services, Inc. (Insurance)	1,628	21,848

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Anavex Life Sciences Corp.* (Biotechnology)	1,332	$3,770
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	888	15,460
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	592	49,550
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,848	8,042
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	2,220	10,789
Apogee Enterprises, Inc. (Building Products)	592	26,942
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,776	32,270
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	740	54,574
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,220	7,415
Aratana Therapeutics, Inc.* (Pharmaceuticals)	1,332	6,167
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	1,776	4,298
ArcBest Corp. (Road & Rail)	592	21,046
Archrock, Inc. (Energy Equipment & Services)	1,480	13,764
Ardelyx, Inc.* (Biotechnology)	1,480	10,730
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	1,036	7,356
Arena Pharmaceuticals, Inc.* (Biotechnology)	888	33,229
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	740	9,376
Argo Group International Holdings, Ltd. (Insurance)	592	36,290
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,036	14,908
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	740	17,323
Armstrong Flooring, Inc.* (Building Products)	592	9,170
Array BioPharma, Inc.* (Biotechnology)	3,256	48,254
Artisan Partners Asset Management, Inc. (Capital Markets)	888	34,765
Ascena Retail Group, Inc.* (Specialty Retail)	4,588	9,910
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	888	8,010
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	1,924	12,391
Aspen Technology, Inc.* (Software)	1,332	103,162
Asterias Biotherapeutics, Inc.* (Biotechnology)	1,628	3,419
Atara Biotherapeutics, Inc.* (Biotechnology)	740	27,972
Athersys, Inc.* (Biotechnology)	4,588	8,029
Atkore International Group, Inc.* (Electrical Equipment)	740	17,301
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	3,552	7,459
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	444	24,997
AtriCure, Inc.* (Health Care Equipment & Supplies)	740	12,069
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	1,480	7,992
Avis Budget Group, Inc.* (Road & Rail)	1,332	59,887
Avista Corp. (Multi-Utilities)	1,184	59,627
AVX Corp. (Electronic Equipment, Instruments & Components)	1,036	18,586
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	592	15,333
AxoGen, Inc.* (Health Care Equipment & Supplies)	740	20,572
Axon Enterprise, Inc.* (Aerospace & Defense)	1,036	27,413
Axovant Sciences, Ltd.* (Biotechnology)	740	1,502
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	1,332	10,523
AZZ, Inc. (Electrical Equipment)	444	20,202
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	1,184	42,588
B&G Foods, Inc. - Class A (Food Products)	1,184	39,072
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,184	7,696
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	592	28,534
Balchem Corp. (Chemicals)	592	46,768
Banc of California, Inc. (Banks)	888	17,494
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	592	17,571
BancorpSouth Bank (Banks)	1,480	49,654
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,184	12,314
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	1,036	41,637
Banner Corp. (Banks)	592	32,169
Barnes & Noble Education, Inc.* (Specialty Retail)	1,036	6,889
Barnes & Noble, Inc. (Specialty Retail)	1,628	7,652
Barnes Group, Inc. (Machinery)	888	58,422
Barracuda Networks, Inc.* (Software)	592	16,310
Bazaarvoice, Inc.* (Internet Software & Services)	2,220	12,210
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,036	62,677
Beazer Homes USA, Inc.* (Household Durables)	888	16,464
Belden, Inc. (Electronic Equipment, Instruments & Components)	740	62,731
Bellicum Pharmaceutials, Inc.* (Biotechnology)	888	5,399
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,776	22,910
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	888	25,708
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,332	21,645
Berkshire Hills Bancorp, Inc. (Banks)	740	28,083
Big Lots, Inc. (Multiline Retail)	740	44,977

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	2,368	$12,148
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,072	9,324
BioScrip, Inc.* (Health Care Providers & Services)	3,700	10,323
BioTelemetry, Inc.* (Health Care Providers & Services)	592	20,217
BioTime, Inc.* (Biotechnology)	2,516	7,322
Black Hills Corp. (Multi-Utilities)	888	49,328
Blackbaud, Inc. (Software)	740	70,907
Blackhawk Network Holdings, Inc.* (IT Services)	1,036	47,086
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,776	39,125
Blucora, Inc.* (Internet Software & Services)	888	21,667
Blue Hills Bancorp, Inc. (Banks)	592	11,426
Bluebird Bio, Inc.* (Biotechnology)	740	151,627
Blueprint Medicines Corp.* (Biotechnology)	740	58,201
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	1,184	26,522
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	888	21,534
Boise Cascade Co. (Paper & Forest Products)	740	32,893
Boston Private Financial Holdings, Inc. (Banks)	1,628	25,071
Bottomline Technologies, Inc.* (Software)	740	27,010
Box, Inc.* - Class A (Internet Software & Services)	1,480	32,915
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,480	58,416
Brady Corp. - Class A (Commercial Services & Supplies)	888	33,966
Briggs & Stratton Corp. (Machinery)	888	21,472
Brightcove, Inc.* (Internet Software & Services)	1,184	7,992
Brinker International, Inc. (Hotels, Restaurants & Leisure)	888	32,270
Bristow Group, Inc. (Energy Equipment & Services)	1,184	18,245
BroadSoft, Inc.* (Software)	592	32,501
Brookline Bancorp, Inc. (Banks)	1,480	23,680
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,332	37,163
Builders FirstSource, Inc.* (Building Products)	1,776	38,042
C&J Energy Services, Inc.* (Energy Equipment & Services)	888	27,191
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	444	45,239
CACI International, Inc.* - Class A (IT Services)	444	62,404
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	2,960	41,292
CalAmp Corp.* (Communications Equipment)	740	18,115
Caleres, Inc. (Specialty Retail)	888	26,320
Calgon Carbon Corp. (Chemicals)	1,036	22,119
California Resources Corp.* (Oil, Gas & Consumable Fuels)	1,036	21,891
California Water Service Group (Water Utilities)	888	36,142
Calithera Biosciences, Inc.* (Biotechnology)	888	7,104
Calix, Inc.* (Communications Equipment)	1,332	8,525
Callaway Golf Co. (Leisure Products)	1,776	26,232
Callidus Software, Inc.* (Software)	1,184	42,565
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,552	40,315
Cal-Maine Foods, Inc.* (Food Products)	592	25,190
Cambrex Corp.* (Life Sciences Tools & Services)	592	33,359
Cannae Holdings, Inc.* (Diversified Financial Services)	1,332	23,191
Cantel Medical Corp. (Health Care Equipment & Supplies)	592	65,671
Capital Senior Living Corp.* (Health Care Providers & Services)	740	8,347
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,368	30,973
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,924	15,796
Cara Therapeutics, Inc.* (Biotechnology)	740	10,856
Carbonite, Inc.* (Internet Software & Services)	592	14,918
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	592	14,628
Cardtronics PLC* - Class A (IT Services)	888	21,720
Career Education Corp.* (Diversified Consumer Services)	1,480	18,352
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,332	21,165
Carpenter Technology Corp. (Metals & Mining)	888	45,643
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,184	23,810
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	888	11,056
Cars.com, Inc.* (Internet Software & Services)	1,332	39,547
Cascadian Therapeutics, Inc.* (Biotechnology)	1,924	19,355
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	888	22,715
Castle Brands, Inc.* (Beverages)	3,996	4,436
Castlight Health, Inc.* - Class B (Health Care Technology)	2,220	8,214
Catalent, Inc.* (Pharmaceuticals)	2,072	96,430
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	3,108	10,536
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,036	13,644
Cathay General Bancorp, Inc. (Banks)	1,332	58,262
CBIZ, Inc.* (Professional Services)	1,036	17,094
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	3,256	18,103
CECO Environmental Corp. (Commercial Services & Supplies)	888	4,023

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,220	$11,344
Celldex Therapeutics, Inc.* (Biotechnology)	3,848	10,620
CenterState Banks, Inc. (Banks)	1,036	26,926
Central European Media Enterprises, Ltd.* - Class A (Media)	2,368	11,248
Central Garden & Pet Co.* - Class A (Household Products)	740	27,913
Central Pacific Financial Corp. (Banks)	592	17,505
Century Aluminum Co.* (Metals & Mining)	1,036	23,051
Cerus Corp.* (Health Care Equipment & Supplies)	3,552	15,735
ChannelAdvisor Corp.* (Internet Software & Services)	740	6,734
Chart Industries, Inc.* (Machinery)	592	29,345
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	888	19,891
Chegg, Inc.* (Diversified Consumer Services)	1,628	28,197
Chemical Financial Corp. (Banks)	1,184	69,157
ChemoCentryx, Inc.* (Biotechnology)	1,036	9,687
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,184	32,406
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	1,924	40,154
Chico’s FAS, Inc. (Specialty Retail)	2,516	23,927
Chimerix, Inc.* (Biotechnology)	1,628	7,798
Ciena Corp.* (Communications Equipment)	2,368	50,390
Cimpress N.V.* (Internet Software & Services)	444	56,570
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	888	15,318
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,036	51,355
Citizens, Inc.* (Insurance)	1,332	10,563
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	888	10,372
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	3,996	6,274
Clear Channel Outdoor Holdings, Inc. (Media)	1,776	8,614
Cleveland-Cliffs, Inc.* (Metals & Mining)	5,476	37,511
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,516	12,580
Clovis Oncology, Inc.* (Biotechnology)	740	44,770
CNO Financial Group, Inc. (Insurance)	2,960	72,786
CoBiz Financial, Inc. (Banks)	888	17,813
Codexis, Inc.* (Chemicals)	1,628	14,001
Coeur Mining, Inc.* (Metals & Mining)	3,404	27,368
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	740	33,374
Coherus Biosciences, Inc.* (Biotechnology)	888	8,969
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	740	16,850
Columbia Banking System, Inc. (Banks)	1,036	44,631
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	592	44,205
Comfort Systems USA, Inc. (Construction & Engineering)	740	31,524
CommerceHub, Inc.* (Internet Software & Services)	740	14,275
Commercial Metals Co. (Metals & Mining)	2,072	49,811
Commercial Vehicle Group, Inc.* (Machinery)	888	10,985
Community Bank System, Inc. (Banks)	888	47,330
Community Health Systems, Inc.* (Health Care Providers & Services)	2,072	11,707
CommVault Systems, Inc.* (Software)	740	39,479
Compass Minerals International, Inc. (Metals & Mining)	592	43,157
Conatus Pharmaceuticals, Inc.* (Biotechnology)	1,332	7,406
ConforMIS, Inc.* (Health Care Equipment & Supplies)	1,628	2,263
CONMED Corp. (Health Care Equipment & Supplies)	592	34,206
ConnectOne Bancorp, Inc. (Banks)	740	21,571
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,036	12,898
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,036	4,248
Continental Building Products, Inc.* (Building Products)	740	21,053
Control4 Corp.* (Electronic Equipment, Instruments & Components)	592	16,049
Convergys Corp. (IT Services)	1,628	37,884
Cooper Tire & Rubber Co. (Auto Components)	1,036	40,508
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	1,480	11,100
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,924	44,281
Core-Mark Holding Co., Inc. (Distributors)	888	19,616
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	4,292	4,936
Cornerstone OnDemand, Inc.* (Internet Software & Services)	888	36,523
Costamare, Inc. (Marine)	1,184	7,720
Cotiviti Holdings, Inc.* (Health Care Technology)	592	20,720
Coupa Software, Inc.* (Internet Software & Services)	592	22,632
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	7,104	63,936
Covanta Holding Corp. (Commercial Services & Supplies)	2,220	36,297
Cowen Group, Inc.* - Class A (Capital Markets)	740	9,583
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	888	21,534
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,776	61,290
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,776	23,994
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	888	12,441
CryoLife, Inc.* (Health Care Equipment & Supplies)	740	13,949

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc. (IT Services)	592	$26,741
CTS Corp. (Electronic Equipment, Instruments & Components)	740	20,350
Cubic Corp. (Aerospace & Defense)	444	25,774
Curis, Inc.* (Biotechnology)	4,440	2,740
Curtiss-Wright Corp. (Aerospace & Defense)	740	96,688
Customers Bancorp, Inc.* (Banks)	592	18,145
CVB Financial Corp. (Banks)	1,776	41,558
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	2,960	19,950
Cytokinetics, Inc.* (Biotechnology)	1,036	9,531
Cytomx Therapeutics, Inc.* (Biotechnology)	740	19,795
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,036	9,593
Dana Holding Corp. (Auto Components)	2,516	83,003
Darling Ingredients, Inc.* (Food Products)	2,960	54,878
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	740	34,780
Dean Foods Co. (Food Products)	1,628	16,882
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	592	50,740
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	888	11,251
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,184	41,310
Deluxe Corp. (Commercial Services & Supplies)	888	65,951
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	9,176	22,298
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,480	22,185
Depomed, Inc.* (Pharmaceuticals)	1,332	9,790
Dermira, Inc.* (Pharmaceuticals)	740	21,105
DHI Group, Inc.* (Internet Software & Services)	2,516	4,529
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,368	8,193
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,332	23,550
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,552	41,772
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,332	24,575
Digi International, Inc.* (Communications Equipment)	888	9,191
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	740	14,060
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	740	20,861
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	1,036	27,962
Donnelley Financial Solutions, Inc.* (Capital Markets)	592	12,698
Dorman Products, Inc.* (Auto Components)	444	33,495
Dril-Quip, Inc.* (Energy Equipment & Services)	740	38,221
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	2,368	12,266
DSW, Inc. - Class A (Specialty Retail)	1,332	26,680
Durect Corp.* (Pharmaceuticals)	5,624	6,693
Dycom Industries, Inc.* (Construction & Engineering)	592	69,092
Dynavax Technologies Corp.* (Biotechnology)	1,332	21,445
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	2,368	29,647
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,332	8,658
Eagle Bancorp, Inc.* (Banks)	592	37,296
Eagle Bulk Shipping, Inc.* (Marine)	1,480	7,015
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	740	15,414
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	592	51,392
Ebix, Inc. (Software)	444	36,452
Echo Global Logistics, Inc.* (Air Freight & Logistics)	740	21,608
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	3,108	6,651
Editas Medicine, Inc.* (Biotechnology)	888	32,421
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,332	43,996
El Paso Electric Co. (Electric Utilities)	740	38,628
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	888	30,680
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	1,036	24,263
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	888	25,965
Ellie Mae, Inc.* (Software)	592	55,352
EMCOR Group, Inc. (Construction & Engineering)	1,036	84,205
EMCORE Corp.* (Communications Equipment)	888	5,994
Emergent BioSolutions, Inc.* (Biotechnology)	740	36,105
Employers Holdings, Inc. (Insurance)	592	25,101
Encompass Health Corp. (Health Care Providers & Services)	1,480	78,323
Encore Capital Group, Inc.* (Consumer Finance)	444	18,404
Endologix, Inc.* (Health Care Equipment & Supplies)	2,220	9,191
Endurance International Group Holdings, Inc.* (Internet Software & Services)	1,480	12,284
Energy Recovery, Inc.* (Machinery)	1,184	9,152
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	592	3,972
EnerSys (Electrical Equipment)	740	52,030
Ennis, Inc. (Commercial Services & Supplies)	592	11,781
Enova International, Inc.* (Consumer Finance)	888	15,895
Ensco PLCADR - Class A (Energy Equipment & Services)	5,624	33,182

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	2,516	$81,896
Entercom Communications Corp. - Class A (Media)	888	9,812
Entravision Communications Corp. - Class A (Media)	1,776	12,343
Envestnet, Inc.* (Internet Software & Services)	740	39,775
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	1,036	7,625
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	1,628	3,109
EPAM Systems, Inc.* (IT Services)	888	104,323
Epizyme, Inc.* (Biotechnology)	1,036	16,731
Eros International PLC* (Media)	888	10,123
ESCO Technologies, Inc. (Machinery)	444	27,151
Essendant, Inc. (Commercial Services & Supplies)	888	8,036
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,332	61,965
Esterline Technologies Corp.* (Aerospace & Defense)	444	32,656
Ethan Allen Interiors, Inc. (Household Durables)	592	14,711
Etsy, Inc.* (Internet & Direct Marketing Retail)	2,220	41,648
Evercore Partners, Inc. - Class A (Capital Markets)	740	74,407
Everi Holdings, Inc.* (IT Services)	1,628	12,601
EVERTEC, Inc. (IT Services)	1,184	18,530
Evolent Health, Inc.* (Health Care Technology)	740	10,434
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,036	7,925
Exact Sciences Corp.* (Biotechnology)	1,924	95,642
ExlService Holdings, Inc.* (IT Services)	592	35,964
Exponent, Inc. (Professional Services)	444	32,923
Express, Inc.* (Specialty Retail)	1,924	13,430
Exterran Corp.* (Energy Equipment & Services)	740	21,371
Extreme Networks, Inc.* (Communications Equipment)	2,220	33,367
EZCORP, Inc.* - Class A (Consumer Finance)	1,332	15,718
Fabrinet* (Electronic Equipment, Instruments & Components)	740	18,359
Fair Isaac Corp. (Software)	592	102,214
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	3,404	18,960
Farmers National Banc Corp. (Banks)	740	10,804
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	1,036	8,443
Fate Therapeutics, Inc.* (Biotechnology)	2,072	18,938
FCB Financial Holdings, Inc.* - Class A (Banks)	592	32,442
Federal Signal Corp. (Machinery)	1,184	24,083
Ferro Corp.* (Chemicals)	1,628	38,291
FibroGen, Inc.* (Biotechnology)	1,036	60,658
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	592	11,366
Financial Engines, Inc. (Capital Markets)	1,036	29,474
Finisar Corp.* (Communications Equipment)	1,924	34,555
First Bancorp (Banks)	592	21,549
First BanCorp.* (Banks)	3,404	20,424
First Busey Corp. (Banks)	592	18,340
First Commonwealth Financial Corp. (Banks)	1,924	27,840
First Financial Bancorp (Banks)	1,184	33,744
First Financial Bankshares, Inc. (Banks)	1,184	54,997
First Foundation, Inc.* (Banks)	740	14,393
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,072	63,942
First Interstate Bancsys (Banks)	592	24,775
First Merchants Corp. (Banks)	740	31,938
First Midwest Bancorp, Inc. (Banks)	1,776	44,151
First of Long Island Corp. (The) (Banks)	592	16,635
FirstCash, Inc. (Consumer Finance)	888	64,912
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	3,700	19,055
Five Below, Inc.* (Specialty Retail)	888	57,657
Five Prime Therapeutics, Inc.* (Biotechnology)	592	11,840
Five9, Inc.* (Internet Software & Services)	1,036	26,946
Flexion Therapeutics, Inc.* (Biotechnology)	740	16,717
Flotek Industries, Inc.* (Chemicals)	1,332	7,326
Fluidigm Corp.* (Life Sciences Tools & Services)	1,628	9,980
Flushing Financial Corp. (Banks)	592	16,671
Forestar Group, Inc.* (Real Estate Management & Development)	888	21,667
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,480	21,238
Fortress Biotech, Inc.* (Biotechnology)	1,628	6,447
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	1,332	22,511
Forward Air Corp. (Air Freight & Logistics)	592	35,940
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,184	9,425
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,184	27,942
Fox Factory Holding Corp.* (Auto Components)	740	28,379
Francesca’s Holdings Corp.* (Specialty Retail)	1,036	6,040
Franklin Electric Co., Inc. (Machinery)	888	40,226
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,072	21,010
Frank’s International N.V. (Energy Equipment & Services)	1,332	9,217
Fred’s, Inc. - Class A (Multiline Retail)	1,036	3,429
Fresh Del Monte Produce, Inc. (Food Products)	592	28,008
Freshpet, Inc.* (Food Products)	740	13,616
Frontier Communications Corp. (Diversified Telecommunication Services)	1,480	12,121
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	2,072	9,531
FTI Consulting, Inc.* (Professional Services)	740	32,168

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Fulton Financial Corp. (Banks)	2,960	$53,872
FutureFuel Corp. (Chemicals)	740	9,916
GAIN Capital Holdings, Inc. (Capital Markets)	1,332	9,724
Gannett Co., Inc. (Media)	2,368	27,942
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	888	17,938
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	6,660	6,650
GATX Corp. (Trading Companies & Distributors)	740	52,644
GCP Applied Technologies, Inc.* (Chemicals)	1,332	44,489
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	1,628	9,556
Generac Holdings, Inc.* (Electrical Equipment)	1,036	50,691
General Cable Corp. (Electrical Equipment)	1,036	30,769
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	592	24,823
Genesis Healthcare, Inc.* (Health Care Providers & Services)	3,108	3,046
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	1,036	5,636
Genocea Biosciences, Inc.* (Biotechnology)	1,332	1,212
Gentherm, Inc.* (Auto Components)	740	23,680
Genworth Financial, Inc.* - Class A (Insurance)	9,176	28,079
Geron Corp.* (Biotechnology)	3,996	9,790
Getty Realty Corp. (Equity Real Estate Investment Trusts)	592	15,534
Gibraltar Industries, Inc.* (Building Products)	592	21,963
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	888	33,167
Glacier Bancorp, Inc. (Banks)	1,332	52,241
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	592	11,248
Glaukos Corp.* (Health Care Equipment & Supplies)	592	17,766
Global Blood Therapeutics, Inc.* (Biotechnology)	740	42,846
Global Eagle Entertainment, Inc.* (Media)	2,368	6,844
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,332	24,429
Globalstar, Inc.* (Diversified Telecommunication Services)	9,176	9,635
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,332	61,325
Glu Mobile, Inc.* (Software)	3,404	12,731
Gms, Inc.* (Trading Companies & Distributors)	444	15,220
GNC Holdings, Inc.* - Class A (Specialty Retail)	1,628	7,082
Gogo, Inc.* (Internet Software & Services)	1,332	12,840
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,776	48,467
Gold Resource Corp. (Metals & Mining)	1,924	8,696
GoPro, Inc.* - Class A (Household Durables)	2,220	12,143
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,332	22,857
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,516	63,504
Grand Canyon Education, Inc.* (Diversified Consumer Services)	740	68,813
Granite Construction, Inc. (Construction & Engineering)	740	49,351
Gray Television, Inc.* (Media)	1,332	21,778
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,924	9,043
Great Western Bancorp, Inc. (Banks)	1,036	43,667
Green Dot Corp.* - Class A (Consumer Finance)	888	54,399
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	740	12,950
Greenhill & Co., Inc. (Capital Markets)	592	10,982
Greenlight Capital Re, Ltd.* - Class A (Insurance)	740	14,985
Greif, Inc. - Class A (Containers & Packaging)	444	26,249
Griffon Corp. (Building Products)	592	11,870
Groupon, Inc.* (Internet & Direct Marketing Retail)	6,808	36,014
GrubHub, Inc.* (Internet Software & Services)	1,480	106,931
GTT Communications, Inc.* (Internet Software & Services)	592	27,321
Guaranty BanCorp (Banks)	592	16,783
GUESS?, Inc. (Specialty Retail)	1,332	24,469
H&E Equipment Services, Inc. (Trading Companies & Distributors)	740	29,141
H.B. Fuller Co. (Chemicals)	888	46,043
Haemonetics Corp.* (Health Care Equipment & Supplies)	888	57,409
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,776	14,190
Halozyme Therapeutics, Inc.* (Biotechnology)	2,072	38,705
Halyard Health, Inc.* (Health Care Equipment & Supplies)	888	43,343
Hancock Holding Co. (Banks)	1,480	79,476
Hanmi Financial Corp. (Banks)	592	18,648
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	1,036	22,523
Harmonic, Inc.* (Communications Equipment)	2,072	7,563
Harsco Corp.* (Machinery)	1,480	26,492
Hawaiian Holdings, Inc. (Airlines)	888	33,167
HC2 Holdings, Inc.* (Construction & Engineering)	1,332	7,992
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,924	57,470
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,184	65,332
HealthEquity, Inc.* (Health Care Providers & Services)	888	44,951

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
HealthStream, Inc.* (Health Care Technology)	592	$13,924
Heartland Express, Inc. (Road & Rail)	1,036	23,507
Heartland Financial USA, Inc. (Banks)	444	23,599
Hecla Mining Co. (Metals & Mining)	7,104	27,279
Helen of Troy, Ltd.* (Household Durables)	444	41,359
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,960	22,289
Herc Holdings, Inc.* (Trading Companies & Distributors)	444	29,180
Heritage Commerce Corp. (Banks)	888	14,217
Heritage Financial Corp. (Banks)	592	18,234
Heritage Insurance Holdings, Inc. (Insurance)	740	12,602
Herman Miller, Inc. (Commercial Services & Supplies)	1,036	41,958
Heron Therapeutics, Inc.* (Biotechnology)	1,036	22,429
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	888	16,472
Hertz Global Holdings, Inc.* (Road & Rail)	1,332	30,543
HFF, Inc. - Class A (Real Estate Management & Development)	740	36,415
Hill International, Inc.* (Professional Services)	1,480	8,436
Hillenbrand, Inc. (Machinery)	1,184	52,451
Hilltop Holdings, Inc. (Banks)	1,332	34,885
HMS Holdings Corp.* (Health Care Technology)	1,628	27,888
HNI Corp. (Commercial Services & Supplies)	740	28,779
Home BancShares, Inc. (Banks)	2,220	53,302
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	592	17,434
Hope Bancorp, Inc. (Banks)	2,368	45,087
Horace Mann Educators Corp. (Insurance)	740	30,562
Horizon Global Corp.* (Auto Components)	740	6,253
Horizon Pharma PLC* (Pharmaceuticals)	2,960	43,068
Hortonworks, Inc.* (Internet Software & Services)	1,036	20,668
Hostess Brands, Inc.* (Food Products)	1,480	20,424
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,924	16,162
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	3,996	8,112
HRG Group, Inc.* (Household Products)	2,072	37,814
Hub Group, Inc.* - Class A (Air Freight & Logistics)	592	28,446
Hubspot, Inc.* (Software)	592	57,454
Hudson Technologies, Inc.* (Commercial Services & Supplies)	1,184	7,436
Huttig Building Products, Inc.* (Trading Companies & Distributors)	1,036	7,314
IBERIABANK Corp. (Banks)	888	75,036
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,480	1,850
IDACORP, Inc. (Electric Utilities)	888	76,616
Idera Pharmaceuticals, Inc.* (Biotechnology)	4,440	8,125
Ignyta, Inc.* (Biotechnology)	1,332	35,831
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,036	44,185
ILG, Inc. (Hotels, Restaurants & Leisure)	1,924	60,433
IMAX Corp.* (Media)	1,036	20,565
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	1,036	10,754
ImmunoGen, Inc.* (Biotechnology)	2,368	21,738
Immunomedics, Inc.* (Biotechnology)	2,220	37,007
Impax Laboratories, Inc.* (Pharmaceuticals)	1,480	28,786
Imperva, Inc.* (Software)	592	25,900
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	1,628	7,489
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,628	14,961
Independent Bank Corp. (Banks)	444	31,679
Infinera Corp.* (Communications Equipment)	2,664	17,236
Information Services Group, Inc.* (IT Services)	1,628	6,935
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	888	16,854
Ingevity Corp.* (Chemicals)	740	53,687
InnerWorkings, Inc.* (Commercial Services & Supplies)	1,184	11,852
Innospec, Inc. (Chemicals)	444	31,879
Innoviva, Inc.* (Pharmaceuticals)	1,628	23,753
Inovalon Holdings, Inc.* (Health Care Technology)	1,332	17,316
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,628	7,424
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	740	22,104
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	740	27,469
Insmed, Inc.* (Biotechnology)	1,332	33,886
Insulet Corp.* (Health Care Equipment & Supplies)	1,036	79,284
Insys Therapeutics, Inc.* (Biotechnology)	740	7,000
Integer Holdings Corp.* (Health Care Equipment & Supplies)	592	29,689
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,036	54,556
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,368	70,803
Intelsat S.A.* (Diversified Telecommunication Services)	1,924	5,406
InterDigital, Inc. (Communications Equipment)	592	46,206
Interface, Inc. (Commercial Services & Supplies)	1,184	29,541
Internap Corp.* (Internet Software & Services)	740	12,380
International Bancshares Corp. (Banks)	1,036	42,994
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	740	12,351
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	592	27,469
Intersect ENT, Inc.* (Pharmaceuticals)	592	22,111

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,036	$17,633
Intrepid Potash, Inc.* (Chemicals)	3,256	12,666
Invacare Corp. (Health Care Equipment & Supplies)	888	16,339
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,072	33,649
Investment Technology Group, Inc. (Capital Markets)	740	15,806
Investors Bancorp, Inc. (Banks)	4,440	60,784
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	2,664	15,105
Invitae Corp.* (Biotechnology)	1,036	7,138
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,628	25,315
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,776	22,555
iRobot Corp.* (Household Durables)	444	39,405
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,368	35,070
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	1,480	15,614
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	1,184	8,004
Itron, Inc.* (Electronic Equipment, Instruments & Components)	592	43,334
J.C. Penney Co., Inc.* (Multiline Retail)	5,920	21,963
j2 Global, Inc. (Internet Software & Services)	740	59,194
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	592	53,866
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	888	11,411
John Bean Technologies Corp. (Machinery)	592	67,339
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	3,108	3,636
K12, Inc.* (Diversified Consumer Services)	740	12,839
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	888	18,710
Kaman Corp. - Class A (Trading Companies & Distributors)	444	27,839
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,628	56,394
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,036	12,246
KB Home (Household Durables)	1,480	46,650
KBR, Inc. (Construction & Engineering)	2,664	54,186
Keane Group, Inc.* (Energy Equipment & Services)	740	12,232
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,628	22,466
Kelly Services, Inc. - Class A (Professional Services)	740	20,949
KEMET Corp.* (Electronic Equipment, Instruments & Components)	1,036	21,093
Kemper Corp. (Insurance)	740	47,989
Kennametal, Inc. (Machinery)	1,332	64,975
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,628	28,897
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,924	8,908
Kforce, Inc. (Professional Services)	592	15,362
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	740	13,690
Kimball International, Inc. - Class B (Commercial Services & Supplies)	888	16,490
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,776	16,339
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,480	24,953
Klondex Mines, Ltd.* (Metals & Mining)	3,996	8,791
KLX, Inc.* (Aerospace & Defense)	888	62,746
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,332	66,320
Knoll, Inc. (Commercial Services & Supplies)	1,036	23,766
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,628	24,811
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,220	7,370
Korn/Ferry International (Professional Services)	888	39,569
Kraton Performance Polymers, Inc.* (Chemicals)	592	29,754
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,480	16,887
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,628	32,446
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,480	21,416
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	3,404	10,586
Lakeland Bancorp, Inc. (Banks)	888	17,849
Lakeland Financial Corp. (Banks)	444	21,343
Landec Corp.* (Food Products)	740	9,731
Lannett Co., Inc.* (Pharmaceuticals)	740	15,059
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	740	17,020
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,924	58,759
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,664	17,343
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	888	12,787
La-Z-Boy, Inc. (Household Durables)	888	26,773
LCI Industries (Auto Components)	444	48,951
LegacyTexas Financial Group, Inc. (Banks)	888	39,108
LendingClub Corp.* (Consumer Finance)	5,772	21,126
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	888	9,750
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,848	34,709
Liberty Braves Group* - Class C (Media)	740	17,397
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	1,480	13,024
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,628	7,000
Limelight Networks, Inc.* (Internet Software & Services)	2,664	11,668

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Liquidity Services, Inc.* (Internet Software & Services)	1,036	$4,973
Lithia Motors, Inc. - Class A (Specialty Retail)	444	55,482
LivaNova PLC* (Health Care Equipment & Supplies)	888	75,968
LivePerson, Inc.* (Internet Software & Services)	1,184	14,149
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,516	74,498
LSC Communications, Inc. (Commercial Services & Supplies)	740	10,123
LSI Industries, Inc. (Electrical Equipment)	888	7,051
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	740	30,325
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	592	16,540
Lumentum Holdings, Inc.* (Communications Equipment)	1,036	47,967
Luminex Corp. (Life Sciences Tools & Services)	888	17,929
M.D.C. Holdings, Inc. (Household Durables)	740	24,945
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	740	23,014
M/I Homes, Inc.* (Household Durables)	592	19,145
Macatawa Bank Corp. (Banks)	888	9,200
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,628	32,674
MacroGenics, Inc.* (Biotechnology)	740	16,702
Magellan Health, Inc.* (Health Care Providers & Services)	444	44,222
Maiden Holdings, Ltd. (Insurance)	1,480	10,434
MainSource Financial Group, Inc. (Banks)	592	23,295
ManTech International Corp. - Class A (IT Services)	592	30,825
MarineMax, Inc.* (Specialty Retail)	592	13,586
Marten Transport, Ltd. (Road & Rail)	1,036	24,035
Masimo Corp.* (Health Care Equipment & Supplies)	740	69,738
Masonite International Corp.* (Building Products)	592	41,292
MasTec, Inc.* (Construction & Engineering)	1,184	63,226
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,628	52,763
Matinas BioPharma Holdings, Inc.* (Biotechnology)	2,664	2,611
Matrix Service Co.* (Energy Equipment & Services)	888	15,895
Matson, Inc. (Marine)	888	30,378
Matthews International Corp. - Class A (Commercial Services & Supplies)	592	33,152
MAXIMUS, Inc. (IT Services)	1,036	70,634
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,184	30,535
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,332	7,712
MB Financial, Inc. (Banks)	1,332	56,983
MBIA, Inc.* (Insurance)	2,516	18,467
McDermott International, Inc.* (Energy Equipment & Services)	5,180	45,481
McGrath RentCorp (Commercial Services & Supplies)	444	21,223
MDC Partners, Inc.* - Class A (Media)	1,480	13,320
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	888	9,697
MediciNova, Inc.* (Biotechnology)	1,332	11,775
Medidata Solutions, Inc.* (Health Care Technology)	888	60,481
Melinta Therapeutics, Inc.* (Pharmaceuticals)	444	6,194
Mercury Systems, Inc.* (Aerospace & Defense)	888	42,642
Meredith Corp. (Media)	740	48,944
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	1,036	21,186
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	888	13,897
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	888	41,248
Meritage Homes Corp.* (Household Durables)	740	35,113
Meritor, Inc.* (Machinery)	1,628	44,412
Merrimack Pharmaceuticals, Inc. (Biotechnology)	592	6,216
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	740	30,229
MGE Energy, Inc. (Electric Utilities)	592	35,402
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	6,364	94,315
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	3,552	4,227
Milacron Holdings Corp.* (Machinery)	888	16,845
MiMedx Group, Inc.* (Biotechnology)	1,924	32,227
Mindbody, Inc.* (Internet Software & Services)	740	26,011
Minerals Technologies, Inc. (Chemicals)	592	44,489
Minerva Neurosciences, Inc.* (Biotechnology)	888	5,683
Mitek System, Inc.* (Software)	1,036	8,081
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	888	90,842
Mobile Mini, Inc. (Commercial Services & Supplies)	888	33,611
MobileIron, Inc.* (Software)	1,628	7,326
Model N, Inc.* (Software)	740	11,063
Modine Manufacturing Co.* (Auto Components)	1,036	24,191
Moelis & Co. (Capital Markets)	444	22,955
Molina Healthcare, Inc.* (Health Care Providers & Services)	740	67,606
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,480	25,160
MoneyGram International, Inc.* (IT Services)	740	8,939
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,332	22,764

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	740	$88,149
Monotype Imaging Holdings, Inc. (Software)	888	21,268
Monro Muffler Brake, Inc. (Specialty Retail)	592	33,448
Moog, Inc.* - Class A (Aerospace & Defense)	592	53,316
MRC Global, Inc.* (Trading Companies & Distributors)	1,628	29,271
MSA Safety, Inc. (Commercial Services & Supplies)	592	46,360
MSG Networks, Inc.* - Class A (Media)	1,184	28,416
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	1,036	17,612
Mueller Industries, Inc. (Machinery)	1,036	34,281
Mueller Water Products, Inc. - Class A (Machinery)	2,812	32,704
Myriad Genetics, Inc.* (Biotechnology)	1,184	43,666
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	592	14,664
Nantkwest, Inc.* (Biotechnology)	1,332	5,887
Natera, Inc.* (Biotechnology)	888	9,244
National Bank Holdings Corp. (Banks)	592	19,678
National CineMedia, Inc. (Media)	1,628	10,908
National General Holdings Corp. (Insurance)	1,036	20,741
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	740	52,192
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	888	22,529
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	740	13,128
Natus Medical, Inc.* (Health Care Equipment & Supplies)	592	18,382
Nautilus, Inc.* (Leisure Products)	740	9,509
Navigant Consulting, Inc.* (Professional Services)	1,036	21,259
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	4,292	3,348
Navios Maritime Holdings, Inc.* (Marine)	5,032	6,139
Navistar International Corp.* (Machinery)	888	40,697
NBT Bancorp, Inc. (Banks)	740	27,313
NCI Building Systems, Inc.* (Building Products)	888	16,384
Nektar Therapeutics* (Pharmaceuticals)	2,664	222,736
Neogen Corp.* (Health Care Equipment & Supplies)	740	43,682
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,480	11,426
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	1,036	5,812
NETGEAR, Inc.* (Communications Equipment)	592	41,262
NetScout Systems, Inc.* (Communications Equipment)	1,480	42,180
Nevro Corp.* (Health Care Equipment & Supplies)	444	35,635
New Jersey Resources Corp. (Gas Utilities)	1,480	57,424
New Media Investment Group, Inc. (Media)	1,184	20,010
New Relic, Inc.* (Internet Software & Services)	592	35,360
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,776	13,604
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,516	14,341
Newpark Resources, Inc.* (Energy Equipment & Services)	1,924	17,508
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	888	8,374
Nexstar Broadcasting Group, Inc. - Class A (Media)	740	55,573
NIC, Inc. (Internet Software & Services)	1,184	19,654
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,332	24,442
NN, Inc. (Machinery)	592	17,050
Noble Corp. PLC* (Energy Equipment & Services)	5,032	23,600
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,368	5,470
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	888	14,901
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	1,184	14,125
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,776	29,926
Northwest Natural Gas Co. (Gas Utilities)	592	33,951
NorthWestern Corp. (Multi-Utilities)	888	48,254
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	592	34,277
Novavax, Inc.* (Biotechnology)	8,732	17,639
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,184	26,581
NOW, Inc.* (Trading Companies & Distributors)	1,924	22,684
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	740	13,934
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	1,332	25,175
Nutanix, Inc.* (Internet Software & Services)	740	23,754
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	592	25,604
NuVasive, Inc.* (Health Care Equipment & Supplies)	888	43,397
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	1,184	29,636
Nymox Pharmaceutical Corp.* (Biotechnology)	1,628	5,470
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,144	35,887
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	592	15,658
Oclaro, Inc.* (Communications Equipment)	3,108	18,462
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	3,256	10,973
Office Depot, Inc. (Specialty Retail)	8,880	28,860
OFG Bancorp (Banks)	1,184	13,498
Oil States International, Inc.* (Energy Equipment & Services)	1,036	33,152

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Old National Bancorp (Banks)	2,368	$40,966
Old Second Bancorp, Inc. (Banks)	888	13,054
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	888	49,329
OM Asset Management PLC (Capital Markets)	1,184	21,182
Omeros Corp.* (Pharmaceuticals)	888	14,377
Omnicell, Inc.* (Health Care Technology)	740	36,297
OMNOVA Solutions, Inc.* (Chemicals)	1,184	13,024
On Assignment, Inc.* (Professional Services)	888	67,994
On Deck Capital, Inc.* (Diversified Financial Services)	1,776	7,992
ONE Gas, Inc. (Gas Utilities)	888	62,897
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,184	25,764
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,480	17,005
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,036	7,853
Organovo Holdings, Inc.* (Biotechnology)	3,256	4,558
Orion Marine Group, Inc.* (Construction & Engineering)	1,036	7,791
Oritani Financial Corp. (Thrifts & Mortgage Finance)	888	14,830
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	740	51,860
Otonomy, Inc.* (Biotechnology)	740	4,292
Otter Tail Corp. (Electric Utilities)	740	31,524
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,368	4,996
Owens & Minor, Inc. (Health Care Providers & Services)	1,036	21,818
P.H. Glatfelter Co. (Paper & Forest Products)	888	20,744
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,664	7,566
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	1,332	5,594
Pacific Premier Bancorp, Inc.* (Banks)	740	30,155
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	740	26,936
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	444	28,811
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	740	13,490
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	592	9,028
Parker Drilling Co.* (Energy Equipment & Services)	5,328	6,074
Party City Holdco, Inc.* (Specialty Retail)	740	10,730
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	1,332	27,466
Paycom Software, Inc.* (Software)	888	81,376
Paylocity Holding Corp.* (Software)	444	23,217
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,184	61,391
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	740	10,123
PDL BioPharma, Inc.* (Biotechnology)	4,440	12,254
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	888	35,884
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,184	46,176
Pegasystems, Inc. (Software)	592	30,103
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,480	47,227
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,480	16,517
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,332	21,845
Penumbra, Inc.* (Health Care Equipment & Supplies)	592	58,963
Perficient, Inc.* (IT Services)	740	14,334
Performance Food Group Co.* (Food & Staples Retailing)	1,332	45,754
PGT, Inc.* (Building Products)	1,184	18,885
PHH Corp.* (Thrifts & Mortgage Finance)	1,184	10,620
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,480	12,432
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,664	43,423
Pier 1 Imports, Inc. (Specialty Retail)	2,072	6,879
Pieris Pharmaceuticals, Inc.* (Biotechnology)	1,628	12,259
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,036	33,452
Pioneer Energy Services Corp.* (Energy Equipment & Services)	3,256	10,582
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	1,332	8,112
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	1,480	49,965
Plantronics, Inc. (Communications Equipment)	592	34,922
Plexus Corp.* (Electronic Equipment, Instruments & Components)	592	35,372
Plug Power, Inc.* (Electrical Equipment)	5,624	10,854
PNM Resources, Inc. (Electric Utilities)	1,332	50,749
PolyOne Corp. (Chemicals)	1,480	64,320
Portland General Electric Co. (Electric Utilities)	1,480	62,678
Portola Pharmaceuticals, Inc.* (Biotechnology)	888	45,563
Potlatch Corp. (Equity Real Estate Investment Trusts)	740	39,146
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	592	44,222
PRA Group, Inc.* (Consumer Finance)	888	31,746
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	740	67,383
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	740	12,336
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	888	37,145
Primerica, Inc. (Insurance)	740	74,739

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Primo Water Corp.* (Beverages)	740	$9,597
Primoris Services Corp. (Construction & Engineering)	740	19,240
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,776	10,390
Progress Software Corp. (Software)	888	44,249
Proofpoint, Inc.* (Software)	740	75,495
ProPetro Holding Corp.* (Energy Equipment & Services)	740	13,823
PROS Holdings, Inc.* (Software)	592	17,192
Prothena Corp. PLC* (Biotechnology)	740	30,932
Proto Labs, Inc.* (Machinery)	444	48,551
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,184	31,151
PTC Therapeutics, Inc.* (Biotechnology)	740	19,455
Puma Biotechnology, Inc.* (Biotechnology)	444	29,681
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,776	35,768
Q2 Holdings, Inc.* (Internet Software & Services)	592	25,071
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	888	44,222
Quad/Graphics, Inc. (Commercial Services & Supplies)	740	16,369
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,776	23,976
Quality Systems, Inc.* (Health Care Technology)	1,036	13,468
Qualys, Inc.* (Software)	592	37,000
Quanex Building Products Corp. (Building Products)	740	15,318
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	1,036	6,413
Quidel Corp.* (Health Care Equipment & Supplies)	592	27,102
QuinStreet, Inc.* (Internet Software & Services)	1,776	16,570
Quotient Technology, Inc.* (Internet Software & Services)	1,628	19,210
Quotient, Ltd.* (Health Care Equipment & Supplies)	1,036	3,020
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,480	12,092
R1 RCM, Inc.* (Health Care Providers & Services)	2,664	13,720
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,700	81,660
Radiant Logistics, Inc.* (Air Freight & Logistics)	1,480	7,119
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	1,776	1,545
Radius Health, Inc.* (Biotechnology)	740	27,868
RadNet, Inc.* (Health Care Providers & Services)	1,184	12,018
RAIT Financial Trust (Equity Real Estate Investment Trusts)	3,404	2,175
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,072	26,169
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,628	21,522
Raven Industries, Inc. (Industrial Conglomerates)	740	28,527
Rayonier Advanced Materials, Inc. (Chemicals)	888	16,801
RealNetworks, Inc.* (Internet Software & Services)	1,332	4,129
RealPage, Inc.* (Software)	1,036	51,541
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	1,332	46,260
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,480	22,037
Regenxbio, Inc.* (Biotechnology)	740	19,832
Regis Corp.* (Diversified Consumer Services)	1,036	16,493
Renasant Corp. (Banks)	740	31,872
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,036	11,085
Rent-A-Center, Inc. (Specialty Retail)	1,036	11,220
Repligen Corp.* (Biotechnology)	592	20,939
Republic First Bancorp, Inc.* (Banks)	1,184	10,478
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	888	8,418
Resources Connection, Inc. (Professional Services)	740	12,099
Restoration Hardware, Inc.* (Specialty Retail)	592	55,642
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,924	35,344
Retrophin, Inc.* (Biotechnology)	888	21,232
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,184	35,153
Rexnord Corp.* (Machinery)	1,776	49,923
Ribbon Communications, Inc.* (Communications Equipment)	1,332	9,297
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,700	14,800
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,036	14,297
RingCentral, Inc.* - Class A (Software)	1,184	64,291
RLI Corp. (Insurance)	740	47,552
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,220	51,326
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,184	6,595
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,332	7,426
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,220	32,678
RPX Corp. (Professional Services)	1,036	14,545
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,776	7,992
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	740	19,388
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	592	31,998
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	740	17,538
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	740	56,647
S&T Bancorp, Inc. (Banks)	740	29,866

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,184	$21,430
Safe Bulkers, Inc.* (Marine)	2,664	9,138
Sage Therapeutics, Inc.* (Biotechnology)	592	112,362
Saia, Inc.* (Road & Rail)	444	33,544
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	1,776	8,791
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	740	13,239
Sandy Spring Bancorp, Inc. (Banks)	444	16,792
Sangamo BioSciences, Inc.* (Biotechnology)	1,776	37,030
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,332	34,832
Sarepta Therapeutics, Inc.* (Biotechnology)	1,036	67,899
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	444	15,185
Schneider National, Inc. - Class B (Road & Rail)	740	21,667
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	592	20,246
Scholastic Corp. (Media)	592	22,745
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	592	26,806
Science Applications International Corp. (IT Services)	740	56,721
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,036	48,329
Scorpio Bulkers, Inc. (Marine)	1,628	12,373
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	3,848	10,236
Seacoast Banking Corp. of Florida* (Banks)	888	22,902
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,332	20,313
Select Income REIT (Equity Real Estate Investment Trusts)	1,184	26,474
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,072	36,674
Selective Insurance Group, Inc. (Insurance)	1,036	60,347
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,184	33,922
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,184	42,387
Sensient Technologies Corp. (Chemicals)	740	53,169
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,776	2,877
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	444	18,293
ServiceSource International, Inc.* (IT Services)	2,368	8,051
ServisFirst Bancshares, Inc. (Banks)	888	37,669
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	888	30,192
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,332	20,380
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	592	40,345
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	1,332	7,526
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	740	71,188
Simmons First National Corp. - Class A (Banks)	592	34,839
Simpson Manufacturing Co., Inc. (Building Products)	740	43,468
Sinclair Broadcast Group, Inc. - Class A (Media)	1,332	49,417
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	592	45,087
SkyWest, Inc. (Airlines)	888	49,506
Sleep Number Corp.* (Specialty Retail)	740	27,854
Snyder’s-Lance, Inc. (Food Products)	1,480	73,970
Sonic Automotive, Inc. - Class A (Specialty Retail)	592	12,758
Sonic Corp. (Hotels, Restaurants & Leisure)	740	19,122
Sotheby’s* - Class A (Diversified Consumer Services)	740	39,042
South Jersey Industries, Inc. (Gas Utilities)	1,332	39,214
South State Corp. (Banks)	444	39,338
Southside Bancshares, Inc. (Banks)	592	20,323
Southwest Gas Corp. (Gas Utilities)	740	54,449
Spartan Motors, Inc. (Auto Components)	1,036	13,882
SpartanNash Co. (Food & Staples Retailing)	740	18,034
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,924	41,443
Spire, Inc. (Gas Utilities)	888	59,052
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	1,332	6,753
SPX Corp.* (Machinery)	888	27,750
SPX FLOW, Inc.* (Machinery)	740	34,314
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,848	38,288
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,184	18,589
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,628	41,221
State Bank Financial Corp. (Banks)	740	22,577
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,628	25,315
Sterling Bancorp (Banks)	2,220	54,945
Sterling Construction Co., Inc.* (Construction & Engineering)	888	12,388
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,036	47,863
Stifel Financial Corp. (Capital Markets)	1,184	79,944
Stoneridge, Inc.* (Auto Components)	740	18,012
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	1,036	22,160
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	888	15,940
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,924	29,803
Summit Materials, Inc.* - Class A (Construction Materials)	1,924	61,472
Sun Hydraulics Corp. (Machinery)	444	27,564
SunCoke Energy, Inc.* (Metals & Mining)	1,480	16,428
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,480	11,736

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Sunrun, Inc.* (Electrical Equipment)	2,220	$14,053
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,848	64,840
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	740	16,891
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,812	29,385
Superior Industries International, Inc. (Auto Components)	592	9,975
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	888	34,676
SUPERVALU, Inc.* (Food & Staples Retailing)	740	11,722
Sykes Enterprises, Inc.* (IT Services)	740	22,955
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	592	25,657
Synchronoss Technologies, Inc.* (Software)	1,036	8,329
Syneos Health, Inc.* (Life Sciences Tools & Services)	888	34,055
Synergy Pharmaceuticals, Inc.* (Biotechnology)	4,736	10,324
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	444	54,492
Syntel, Inc.* (IT Services)	740	16,687
Tailored Brands, Inc. (Specialty Retail)	1,184	28,641
Taylor Morrison Home Corp.* - Class A (Household Durables)	1,184	30,109
Team, Inc.* (Commercial Services & Supplies)	592	10,064
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	592	59,360
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,628	13,284
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	4,292	5,451
Teladoc, Inc.* (Health Care Providers & Services)	1,036	38,746
Telenav, Inc.* (Software)	1,036	5,853
Teligent, Inc.* (Pharmaceuticals)	1,184	3,611
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,332	15,118
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,480	27,942
Tenneco, Inc. (Auto Components)	888	51,513
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	888	31,613
Tetra Tech, Inc. (Commercial Services & Supplies)	1,036	51,489
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,256	12,503
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,184	6,915
Texas Capital Bancshares, Inc.* (Banks)	888	84,183
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,184	69,525
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	740	18,130
TG Therapeutics, Inc.* (Biotechnology)	1,184	13,616
The Andersons, Inc. (Food & Staples Retailing)	592	20,187
The Bancorp, Inc.* (Banks)	1,480	15,644
The Brink’s Co. (Commercial Services & Supplies)	740	61,715
The Buckle, Inc. (Specialty Retail)	740	14,837
The Cato Corp. - Class A (Specialty Retail)	592	7,033
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	740	36,401
The E.W. Scripps Co.* - Class A (Media)	1,184	18,956
The Ensign Group, Inc. (Health Care Providers & Services)	1,036	23,859
The Finish Line, Inc. - Class A (Specialty Retail)	888	10,061
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	2,072	46,724
The Greenbrier Cos., Inc. (Machinery)	592	29,689
The Hackett Group, Inc. (IT Services)	740	11,847
The KEYW Holding Corp.* (Aerospace & Defense)	1,184	7,933
The Manitowoc Co., Inc.* (Machinery)	740	29,659
The Medicines Co.* (Pharmaceuticals)	1,184	39,226
The Meet Group, Inc.* (Internet Software & Services)	2,072	5,719
The New York Times Co. - Class A (Media)	2,220	51,615
The Rubicon Project, Inc.* (Software)	1,480	2,842
The St Joe Co.* (Real Estate Management & Development)	1,036	19,477
TherapeuticsMD, Inc.* (Pharmaceuticals)	3,552	20,886
Theravance Biopharma, Inc.* (Pharmaceuticals)	740	19,566
Thermon Group Holdings, Inc.* (Electrical Equipment)	740	17,153
Third Point Reinsurance, Ltd.* (Insurance)	1,628	23,199
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	1,036	20,109
Tile Shop Holdings, Inc. (Specialty Retail)	740	6,919
TimkenSteel Corp.* (Metals & Mining)	888	14,377
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	1,036	6,371
Titan International, Inc. (Machinery)	1,184	15,759
Tivity Health, Inc.* (Health Care Providers & Services)	740	28,675
TiVo Corp. (Software)	2,072	28,904
TopBuild Corp.* (Household Durables)	740	56,639
TowneBank (Banks)	1,036	31,650
Travelport Worldwide, Ltd. (IT Services)	2,368	32,228
Tredegar Corp. (Chemicals)	740	13,579
Trevena, Inc.* (Biotechnology)	2,664	4,342
Trex Co., Inc.* (Building Products)	592	66,060
TRI Pointe Group, Inc.* (Household Durables)	2,812	45,864
TriMas Corp.* (Machinery)	888	23,621
TriNet Group, Inc.* (Professional Services)	740	32,464
Trinseo SA (Chemicals)	740	61,013
Triple-S Management Corp.* (Health Care Providers & Services)	592	13,604
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	888	34,277

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Triumph Group, Inc. (Aerospace & Defense)	888	$25,885
Tronox, Ltd. - Class A (Chemicals)	1,332	26,147
TrueBlue, Inc.* (Professional Services)	888	24,287
TrueCar, Inc.* (Internet Software & Services)	1,184	13,959
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,072	17,819
Trustmark Corp. (Banks)	1,184	37,639
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,776	29,286
Tutor Perini Corp.* (Construction & Engineering)	740	18,315
Twilio, Inc.* (Internet Software & Services)	1,184	31,068
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,480	49,270
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	740	16,051
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,552	24,793
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	740	39,479
UMB Financial Corp. (Banks)	740	56,373
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	740	9,901
Umpqua Holdings Corp. (Banks)	3,700	80,106
Union Bankshares Corp. (Banks)	740	27,935
Unisys Corp.* (IT Services)	1,184	10,538
Unit Corp.* (Energy Equipment & Services)	1,036	25,102
United Bankshares, Inc. (Banks)	1,776	65,357
United Community Banks, Inc. (Banks)	1,332	42,198
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,332	12,987
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,036	17,363
United Natural Foods, Inc.* (Food & Staples Retailing)	888	42,269
Universal Corp. (Tobacco)	444	21,312
Universal Insurance Holdings, Inc. (Insurance)	740	21,756
Univest Corp. of Pennsylvania (Banks)	592	16,576
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,328	8,365
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,776	41,523
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	740	14,371
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,480	12,506
Valhi, Inc. (Chemicals)	1,776	10,283
Valley National Bancorp (Banks)	4,440	55,811
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,036	16,421
Varex Imaging Corp.* (Health Care Equipment & Supplies)	740	31,428
VASCO Data Security International, Inc.* (Software)	740	10,656
Vector Group, Ltd. (Tobacco)	1,628	34,676
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	888	14,785
Veracyte, Inc.* (Biotechnology)	888	5,674
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	2,072	36,633
Verint Systems, Inc.* (Software)	1,036	43,253
Versartis, Inc.* (Biotechnology)	740	1,480
Verso Corp.* - Class A (Paper & Forest Products)	1,628	26,146
ViaSat, Inc.* (Communications Equipment)	888	67,150
Viavi Solutions, Inc.* (Communications Equipment)	3,996	34,286
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,184	10,573
VirnetX Holding Corp.* (Software)	1,628	5,617
Virtu Financial, Inc. - Class A (Capital Markets)	592	11,307
Virtusa Corp.* (IT Services)	592	26,415
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,368	51,978
Vista Outdoor, Inc.* (Leisure Products)	1,036	15,695
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	1,776	6,127
Vocera Communications, Inc.* (Health Care Technology)	592	17,346
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,848	43,060
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	3,552	17,192
Wabash National Corp. (Machinery)	1,184	30,583
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,480	34,040
WageWorks, Inc.* (Professional Services)	592	35,846
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	592	27,498
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,480	53,132
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,552	23,372
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,332	38,175
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	592	10,123
Watts Water Technologies, Inc. - Class A (Machinery)	444	35,409
Web.com Group, Inc.* (Internet Software & Services)	740	17,205
Weight Watchers International, Inc.* (Diversified Consumer Services)	592	38,060
Werner Enterprises, Inc. (Road & Rail)	888	36,142
WesBanco, Inc. (Banks)	740	30,347
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	1,332	9,524
Westamerica Bancorp (Banks)	444	26,360
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	1,036	9,666
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	888	9,635
WGL Holdings, Inc. (Gas Utilities)	888	74,788

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Common Stocks, continued

	Shares	Value
Whitestone REIT (Equity Real Estate Investment Trusts)	888	$11,668
Willbros Group, Inc.* (Energy Equipment & Services)	2,516	2,793
William Lyon Homes* - Class A (Household Durables)	592	16,073
Windstream Holdings, Inc. (Diversified Telecommunication Services)	3,996	6,593
Wingstop, Inc. (Hotels, Restaurants & Leisure)	592	28,629
Winnebago Industries, Inc. (Automobiles)	592	26,906
Wintrust Financial Corp. (Banks)	888	76,279
WisdomTree Investments, Inc. (Capital Markets)	2,368	27,445
WMIH Corp.* (Insurance)	6,956	6,560
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,628	53,447
Woodward, Inc. (Machinery)	888	68,837
Workiva, Inc.* (Software)	592	13,202
World Wrestling Entertainment, Inc. - Class A (Media)	888	31,391
Worthington Industries, Inc. (Metals & Mining)	888	41,523
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,776	40,404
WSFS Financial Corp. (Thrifts & Mortgage Finance)	592	30,251
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,332	13,293
Xencor, Inc.* (Biotechnology)	888	20,211
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,924	42,713
XO Group, Inc.* (Internet Software & Services)	592	11,307
Xperi Corp. (Semiconductors & Semiconductor Equipment)	888	19,936
Yelp, Inc.* (Internet Software & Services)	1,332	58,369
YRC Worldwide, Inc.* (Road & Rail)	888	14,181
ZAGG, Inc.* (Household Durables)	888	14,830
Zendesk, Inc.* (Software)	1,776	68,412
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,960	11,662
ZixCorp.* (Software)	1,628	6,886
Zogenix, Inc.* (Pharmaceuticals)	740	26,899
TOTAL COMMON STOCKS (Cost $20,833,625)		32,988,827

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	2,635	—
Dyax Corp.*^+(b) (Biotechnology)	1,854	2,058
TOTAL CONTINGENT RIGHTS (Cost $—)		2,058

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	1,320	—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (86.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.18%-1.27%, dated 1/31/18, due 2/1/18, total to be received $72,104,447	$72,102,000	$72,102,000
TOTAL REPURCHASE AGREEMENTS (Cost $72,102,000)		72,102,000
TOTAL INVESTMENT SECURITIES (Cost $92,935,625) - 126.6%		105,092,885
Net other assets (liabilities) - (26.6)%		(22,103,733)
NET ASSETS - 100.0%		$82,989,152

*	Non-income producing security.
^	The Advisor has deemed these securities to be illiquid. As of January 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.
(a)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2018, the aggregate amount held in a segregated account was $20,125,000.

ADR	American Depositary Receipt

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	68	3/19/18	$5,325,040	$5,356,700	$31,660

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/18	1.27%	$20,596,894	$20,225,863	$(372,905)
Russell 2000 Index	Goldman Sachs International	2/27/18	1.62%	12,364,576	11,845,371	(520,363)
				$32,961,470	$32,071,234	$(893,268)

iShares Russell 2000 ETF	UBS AG	2/27/18	1.27%	$42,430,465	$41,804,820	$(628,634)
Russell 2000 Index	UBS AG	2/27/18	1.47%	54,385,057	53,676,179	(710,176)
				$96,815,522	$95,480,999	$(1,338,810)
				$129,776,992	$127,552,233	$(2,232,078)

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of January 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$462,052	0.6%
Air Freight & Logistics	143,865	0.2%
Airlines	82,673	0.1%
Auto Components	410,576	0.5%
Automobiles	26,906	NM
Banks	3,000,313	3.6%
Beverages	14,033	NM
Biotechnology	2,284,321	2.8%
Building Products	375,661	0.5%
Capital Markets	404,898	0.5%
Chemicals	721,863	0.9%
Commercial Services & Supplies	812,114	1.0%
Communications Equipment	549,327	0.7%
Construction & Engineering	485,066	0.6%
Construction Materials	61,472	0.1%
Consumer Finance	222,200	0.3%
Containers & Packaging	26,249	NM
Distributors	19,616	NM
Diversified Consumer Services	298,401	0.4%
Diversified Financial Services	37,554	NM
Diversified Telecommunication Services	202,788	0.2%
Electric Utilities	359,924	0.4%
Electrical Equipment	227,800	0.3%
Electronic Equipment, Instruments & Components	870,492	1.0%
Energy Equipment & Services	586,068	0.7%
Equity Real Estate Investment Trusts	2,084,468	2.5%
Food & Staples Retailing	137,966	0.2%
Food Products	281,771	0.3%
Gas Utilities	381,775	0.5%
Health Care Equipment & Supplies	1,260,603	1.5%
Health Care Providers & Services	650,071	0.8%
Health Care Technology	274,635	0.3%
Hotels, Restaurants & Leisure	947,384	1.1%
Household Durables	448,335	0.5%
Household Products	65,727	0.1%
Independent Power & Renewable Electricity Producers	161,668	0.2%
Industrial Conglomerates	28,527	NM
Insurance	655,107	0.8%
Internet & Direct Marketing Retail	165,892	0.2%
Internet Software & Services	993,531	1.2%
IT Services	724,426	0.9%
Leisure Products	63,795	0.1%
Life Sciences Tools & Services	206,432	0.2%
Machinery	1,137,629	1.4%
Marine	72,763	0.1%
Media	511,222	0.6%
Metals & Mining	444,959	0.5%
Mortgage Real Estate Investment Trusts	319,464	0.4%
Multiline Retail	119,698	0.1%
Multi-Utilities	157,209	0.2%
Oil, Gas & Consumable Fuels	847,758	1.0%
Paper & Forest Products	237,481	0.3%
Pharmaceuticals	868,034	1.0%
Professional Services	382,018	0.5%
Real Estate Management & Development	143,505	0.2%
Road & Rail	337,467	0.4%
Semiconductors & Semiconductor Equipment	1,178,706	1.4%
Software	1,387,487	1.7%
Specialty Retail	689,644	0.8%
Technology Hardware, Storage & Peripherals	204,260	0.2%
Textiles, Apparel & Luxury Goods	267,568	0.3%
Thrifts & Mortgage Finance	765,043	0.9%
Tobacco	55,988	0.1%
Trading Companies & Distributors	515,907	0.6%
Water Utilities	77,004	0.1%
Wireless Telecommunication Services	51,726	0.1%
Other **	49,998,267	60.3%
Total	$82,989,152	100.0%

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2018 (unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)  Not applicable - only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	April 4, 2018

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 28, 2018

* Print the name and title of each signing officer under his or her signature.